                                                      REGISTRATION NO. 33-83750
                                                     REGISTRATION NO. 811-08754
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933                   [_]
                        PRE-EFFECTIVE AMENDMENT NO.                  [_]
                      POST-EFFECTIVE AMENDMENT NO. 44                [X]
                                    AND/OR
                            REGISTRATION STATEMENT
                                     UNDER
                    THE INVESTMENT COMPANY ACT OF 1940               [_]
                             AMENDMENT NO. 142                       [X]
                       (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                            SEPARATE ACCOUNT NO. 45
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (EXACT NAME OF REGISTRANT)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 554-1234

                               -----------------

                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA EQUITABLE LIFE INSURANCE COMPANY
             1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                 PLEASE SEND COPIES OF ALL COMMUNICATIONS TO:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                            WASHINGTON, D.C. 20001

                               -----------------

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
       [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
       [X]On May 1, 2013 pursuant to paragraph (b) of Rule 485.
       [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
       [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
       [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

================================================================================

EXPLANATORY NOTE:

This Post-Effective Amendment No. 44 ("PEA") to the Form N-4 Registration Statement No. 33-83750 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 45 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectus and Statement of Additional Information. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2013 TO PROSPECTUSES FOR ACCUMULATOR(R)


--------------------------------------------------------------------------------

This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any Supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference. All prospectuses, statements of additional information and supplements listed in Appendix I are hereby incorporated by reference.

Together, the most recent prospectus and this Supplement are disclosure documents that describe all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in that prospectus and this Supplement are current as of their respective dates. If certain material provisions under the contract are changed after the date of that prospectus in accordance with the contract, those changes will be described in this Supplement or another supplement. You should read this Supplement in conjunction with your most recent prospectus. The contract should also be read carefully.


We have filed with the Securities and Exchange Commission (SEC) our Statement of Additional Information (SAI) dated May 1, 2013. If you do not presently have a copy of the prospectus and prior Supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to AXA Equitable, P.O. Box 1547, Secaucus, NJ 07096-1547, or calling
(800) 789-7771. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this Supplement. The SAI has been incorporated by reference into this Supplement. This Supplement and the SAI can also be obtained from the SEC's website at www.sec.gov.


In this Supplement, we provide information on the following: (1) how to reach us; (2) investment options; (3) special service charges; (4) the Trusts' annual expenses and expense example; (5) important information about your guaranteed benefits; (6) partial annuitization; (7) tax information; (8) updated information on AXA Equitable; (9) how you can contribute to your contract;
(10) managing your allocations; (11) disruptive transfer activity; (12) wire transmittals and electronic applications information; (13) certain information about our business day; (14) your contract date and contract date anniversary;
(15) legal proceedings; (16) distribution of the contracts; (17) your annuity payout options; (18) incorporation of certain documents by reference;
(19) financial statements; (20) condensed financial information; and
(21) hypothetical illustrations.


                                                                        #416985

(1)HOW TO REACH US

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CHECKS:

FOR CONTRIBUTIONS SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1577
  Secaucus, NJ 07096-1577

FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CHECKS:

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:

  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547

FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:

  Retirement Service Solutions
  500 Plaza Drive, 6th Floor
  Secaucus, NJ 07094

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this Prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is: 500 Plaza Drive, 6th Floor, Secaucus, New Jersey 07094.
--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:

..   written confirmation of financial transactions;

..   statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and

..   annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.
--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND ONLINE ACCOUNT

TOPS is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

..   your current account value;

..   your current allocation percentages;

..   the number of units you have in the variable investment options;

..   rates to maturity for the fixed maturity options;

..   the daily unit values for the variable investment options; and

..   performance information regarding the variable investment options (not available through TOPS).

You can also:

..   change your allocation percentages and/or transfer among the investment options;

..   elect to receive certain contract statements electronically;

..   enroll in, modify or cancel a rebalancing program (through Online Account
    Access only);

..   change your address (not available through TOPS);

..   change your TOPS personal identification number ("PIN") (through TOPS only)
    and your Online Account Access password (through EQAccess only); and

..   access Frequently Asked Questions and Service Forms (not available through
    TOPS).

TOPS and Online Account Access are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. You may use Online Account Access by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" in your Prospectus).

--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on the following business days:

..   Monday through Thursday from 8:30 a.m. until 7:00 p.m., Eastern time.

..   Friday from 8:30 a.m. until 5:30 p.m., Eastern time.

--------------------------------------------------------------------------------
ALL REQUESTS FOR WITHDRAWALS MUST BE MADE ON A SPECIFIC FORM THAT WE PROVIDE. PLEASE CONTACT ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES FOR MORE INFORMATION.
--------------------------------------------------------------------------------


  -

(2)INVESTMENT OPTIONS

PORTFOLIOS OF THE TRUSTS


We offer affiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC, a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable Funds Management Group, LLC has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, among other responsibilities, AXA Equitable Funds Management Group, LLC oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.


You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from affiliated Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. It may be more profitable for us to offer affiliated Portfolios than to offer unaffiliated Portfolios.

As a contract owner, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments.

AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

The AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio by AXA Equitable Funds Management Group, LLC. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios and the EQ/Franklin Templeton Allocation Portfolio than certain other Portfolios available to you under your contract. Please see "Managing your allocations" for more information about your role in managing your allocations.

As described in more detail in the underlying Portfolio prospectuses, the AXA Allocation Portfolios, the EQ/Franklin Templeton Allocation Portfolio, and certain other affiliated Portfolios use futures and options to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is high. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including those when the specified benchmark index is appreciating, but market volatility is high. As a result, your account value may rise less than it would have without these defensive actions. If you have the GMIB or other guaranteed benefit, this strategy may also indirectly suppress the value of the guaranteed benefit bases.

The investment strategies of the Portfolios are designed to reduce the overall volatility of your account value. The reduction in volatility permits us to more effectively and efficiently provide the guarantees under the contract. This approach, while reducing volatility, may also suppress the investment performance of your contract and the value of your guaranteed benefit bases.


-----------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST -
 CLASS B SHARES                                                              INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                               SUB-ADVISER(S), AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE       Seeks to achieve long-term capital appreciation.        .   AXA Equitable Funds
  ALLOCATION                                                                     Management Group, LLC
-----------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks to achieve a high level of current income.        .   AXA Equitable Funds
  ALLOCATION                                                                     Management Group, LLC
-----------------------------------------------------------------------------------------------------------
AXA                  Seeks to achieve current income and growth of capital,  .   AXA Equitable Funds
  CONSERVATIVE-PLUS  with a greater emphasis on current income.                  Management Group, LLC
  ALLOCATION
-----------------------------------------------------------------------------------------------------------
AXA MODERATE         Seeks to achieve long-term capital appreciation and     .   AXA Equitable Funds
  ALLOCATION+        current income.                                             Management Group, LLC
-----------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS    Seeks to achieve long-term capital appreciation and     .   AXA Equitable Funds
  ALLOCATION         current income, with a greater emphasis on capital          Management Group, LLC
                     appreciation.
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST -
 CLASS B SHARES                                                                 INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                  SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.
  AGGRESSIVE EQUITY+ emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
                     in the Portfolio.                                              Management Group, LLC
                                                                                .   ClearBridge Investments,
                                                                                    LLC
                                                                                .   GCIC US Ltd.
                                                                                .   Marsico Capital
                                                                                    Management, LLC
                                                                                .   T. Rowe Price Associates,
                                                                                    Inc.
                                                                                .   Westfield Capital
                                                                                    Management Company, L.P.
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE    Seeks to achieve a balance of high current income and      .   BlackRock Financial
  BOND               capital appreciation, consistent with a prudent level of       Management, Inc.
                     risk.                                                      .   Pacific Investment
                                                                                    Management Company LLC
                                                                                .   SSgA Funds Management,
                                                                                    Inc.
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of capital with an       .   AXA Equitable Funds
  INTERNATIONAL      emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
  EQUITY             in the Portfolio.                                          .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   EARNEST Partners, LLC
                                                                                .   J.P. Morgan Investment
                                                                                    Management Inc.
                                                                                .   Marsico Capital
                                                                                    Management, LLC
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE   Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.
  CAP CORE EQUITY    emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
                     in the Portfolio.                                              Management Group, LLC
                                                                                .   Janus Capital Management,
                                                                                    LLC
                                                                                .   Thornburg Investment
                                                                                    Management, Inc.
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE   Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.
  CAP VALUE          emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
                     in the Portfolio.                                              Management Group, LLC
                                                                                .   Institutional Capital LLC
                                                                                .   MFS Investment Management
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.
  CAP GROWTH         emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
                     in the Portfolio.                                              Management Group, LLC
                                                                                .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Franklin Advisers, Inc.
                                                                                .   Wellington Management
                                                                                    Company, LLP
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID     Seeks to achieve long-term growth of capital with an       .   AXA Equitable Funds
  CAP VALUE          emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
                     in the Portfolio.                                          .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Diamond Hill Capital
                                                                                    Management, Inc.
                                                                                .   Knightsbridge Asset
                                                                                    Management, LLC
                                                                                .   Lord, Abbett & Co. LLC
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST -
 CLASS B SHARES                                                                 INVESTMENT MANAGER (OR
 PORTFOLIO NAME      OBJECTIVE                                                  SUB-ADVISER(S), AS APPLICABLE)
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve high total return through a combination   .   Pacific Investment
  MULTI-SECTOR BOND+ of current income and capital appreciation.                    Management Company LLC
                                                                                .   Post Advisory Group, LLC
                                                                                .   SSgA Funds Management,
                                                                                    Inc.
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL   Seeks to achieve long-term growth of capital with an       .   AXA Equitable Funds
  CAP GROWTH         emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
                     in the Portfolio.                                          .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Lord, Abbett & Co. LLC
                                                                                .   Morgan Stanley Investment
                                                                                    Management Inc.
                                                                                .   NorthPointe Capital, LLC
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL   Seeks to achieve long-term growth of capital with an       .   AXA Equitable Funds
  CAP VALUE          emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
                     in the Portfolio.                                          .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Franklin Advisory
                                                                                    Services, LLC
                                                                                .   Pacific Global Investment
                                                                                    Management Company
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of capital.              .   Allianz Global Investors
  TECHNOLOGY                                                                        US LLC
                                                                                .   AXA Equitable Funds
                                                                                    Management Group, LLC
                                                                                .   SSgA Funds Management,
                                                                                    Inc.
                                                                                .   Wellington Management
                                                                                    Company, LLP


-----------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                               INVESTMENT MANAGER
 CLASS IB SHARES                                                                   (OR SUB-ADVISER(S),
 PORTFOLIO NAME        OBJECTIVE                                                   AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
                       Seeks to achieve long-term growth of capital.               .   AllianceBernstein L.P.
  EQ/ALLIANCEBERNSTEIN
  SMALL CAP GROWTH+
-----------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN        Seeks to achieve long-term total return with an emphasis    .   AXA Equitable Funds
  SMALL CAP VALUE      on risk-adjusted returns and managing volatility in the         Management Group, LLC
  CORE                 Portfolio.                                                  .   BlackRock Investment
                                                                                       Management, LLC
                                                                                   .   Franklin Advisory
                                                                                       Services, LLC
-----------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC     Seeks to achieve capital appreciation and secondarily,      .   BlackRock Investment
  VALUE EQUITY         income.                                                         Management, LLC
-----------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS     Seeks a combination of growth and income to achieve an      .   Boston Advisors, LLC
  EQUITY INCOME        above-average and consistent total return.
-----------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY    Seeks to achieve long-term capital appreciation.            .   Calvert Investment
  RESPONSIBLE                                                                          Management Inc.
-----------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN    Seeks to achieve long-term growth of capital.               .   Capital Guardian Trust
  RESEARCH                                                                             Company
-----------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK        Seeks to achieve a total return before expenses that        .   AllianceBernstein L.P.
  INDEX+               approximates the total return performance of the Russell
                       3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.
-----------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                                   INVESTMENT MANAGER
 CLASS IB SHARES                                                                       (OR SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                                        AS APPLICABLE)
---------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX    Seeks to achieve a total return before expenses that             .   AXA Equitable Funds
                      approximates the total return performance of the Barclays            Management Group, LLC
                      Intermediate U.S. Government/Credit Index, including             .   SSgA Funds Management,
                      reinvestment of dividends, at a risk level consistent with that      Inc.
                      of the Barclays Intermediate U.S. Government/Credit Index.
---------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK     Seeks to achieve long-term growth of capital.                    .   Davis Selected Advisers,
  VENTURE                                                                                  L.P.
---------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX   Seeks to achieve a total return before expenses that             .   AllianceBernstein L.P.
                      approximates the total return performance of the S&P
                      500 Index, including reinvestment of dividends, at a risk
                      level consistent with that of the S&P 500 Index.
---------------------------------------------------------------------------------------------------------------------
EQ/EQUITY GROWTH      Seeks to achieve long-term growth of capital with an             .   AXA Equitable Funds
  PLUS                emphasis on risk-adjusted returns and managing volatility            Management Group, LLC
                      in the Portfolio.                                                .   BlackRock Capital
                                                                                           Management, Inc.
                                                                                       .   BlackRock Investment
                                                                                           Management, LLC
---------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE      Seeks to maximize income while maintaining prospects             .   AXA Equitable Funds
  BALANCED            for capital appreciation with an emphasis on risk-adjusted           Management Group, LLC
                      returns and managing volatility in the Portfolio.                .   BlackRock Investment
                                                                                           Management, LLC
                                                                                       .   Franklin Advisers, Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN           Primarily seeks capital appreciation and secondarily seeks       .   AXA Equitable Funds
  TEMPLETON           income.                                                              Management Group, LLC
  ALLOCATION
---------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS      Seeks to achieve capital appreciation.                           .   GAMCO Asset Management,
  AND ACQUISITIONS                                                                         Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL        Seeks to maximize capital appreciation.                          .   GAMCO Asset Management,
  COMPANY VALUE                                                                            Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL BOND PLUS   Seeks to achieve capital growth and current income.              .   AXA Equitable Funds
                                                                                           Management Group, LLC
                                                                                       .   BlackRock Investment
                                                                                           Management, LLC
                                                                                       .   First International
                                                                                           Advisors, LLC
                                                                                       .   Wells Capital Management,
                                                                                           Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL             Seeks to achieve long-term capital appreciation with an          .   AXA Equitable Funds
  MULTI-SECTOR        emphasis on risk-adjusted returns and managing volatility            Management Group, LLC
  EQUITY              in the Portfolio.                                                .   BlackRock Investment
                                                                                           Management, LLC
                                                                                       .   Morgan Stanley Investment
                                                                                           Management Inc.
---------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE       Seeks to achieve a total return before expenses that             .   AXA Equitable Funds
  GOVERNMENT BOND+    approximates the total return performance of the Barclays            Management Group, LLC
                      Intermediate U.S. Government Bond Index, including               .   SSgA Funds Management,
                      reinvestment of dividends, at a risk level consistent with that      Inc.
                      of the Barclays Intermediate U.S. Government Bond Index.
---------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Seeks to achieve long-term growth of capital with an             .   AXA Equitable Funds
  CORE PLUS           emphasis on risk-adjusted returns and managing volatility            Management Group, LLC
                      in the Portfolio.                                                .   BlackRock Investment
                                                                                           Management, LLC
                                                                                       .   Hirayama Investments, LLC
                                                                                       .   WHV Investment Management
---------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                               INVESTMENT MANAGER
 CLASS IB SHARES                                                                   (OR SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                                    AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Seeks to achieve a total return (before expenses) that       .   AllianceBernstein L.P.
  EQUITY INDEX        approximates the total return performance of a composite
                      index comprised of 40% DJ EURO STOXX 50 Index, 25%
                      FTSE 100 Index, 25% TOPIX Index and 10% S&P/ASX
                      200 Index, including reinvestment of dividends, at a risk
                      level consistent with that of the composite index.
-----------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL      Seeks to provide current income and long-term growth of      .   AXA Equitable Funds
  VALUE PLUS          income, accompanied by growth of capital with an                 Management Group, LLC
                      emphasis on risk-adjusted returns and managing volatility    .   BlackRock Investment
                      in the Portfolio.                                                Management, LLC
                                                                                   .   Northern Cross, LLC
-----------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE     Seeks to achieve long-term capital appreciation.             .   J.P. Morgan Investment
  OPPORTUNITIES                                                                        Management Inc.
-----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE     Seeks to achieve long-term growth of capital with an         .   AXA Equitable Funds
  PLUS                emphasis on risk-adjusted returns and managing volatility        Management Group, LLC
                      in the Portfolio.                                            .   BlackRock Investment
                                                                                       Management, LLC
                                                                                   .   Institutional Capital LLC
-----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Seeks to achieve a total return before expenses that         .   AllianceBernstein L.P.
  INDEX               approximates the total return performance of the Russell
                      1000 Growth Index, including reinvestment of dividends
                      at a risk level consistent with that of the Russell 1000
                      Growth Index.
-----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH   Seeks to provide long-term capital growth with an            .   AXA Equitable Funds
  PLUS                emphasis on risk-adjusted returns and managing volatility        Management Group, LLC
                      in the Portfolio.                                            .   BlackRock Investment
                                                                                       Management, LLC
                                                                                   .   Marsico Capital
                                                                                       Management, LLC
-----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Seeks to achieve a total return before expenses that         .   SSgA Funds Management,
  INDEX               approximates the total return performance of the Russell         Inc.
                      1000 Value Index, including reinvestment of dividends, at
                      a risk level consistent with that of the Russell 1000 Value
                      Index.
-----------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE    Seeks to achieve long-term growth of capital with an         .   AllianceBernstein L.P.
  PLUS+               emphasis on risk-adjusted returns and managing volatility    .   AXA Equitable Funds
                      in the Portfolio.                                                Management Group, LLC
-----------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT        Seeks to achieve capital appreciation and growth of          .   Lord, Abbett & Co. LLC
  LARGE CAP CORE      income with reasonable risk.
-----------------------------------------------------------------------------------------------------------------
EQ/MFS                Seeks to achieve capital appreciation.                       .   Massachusetts Financial
  INTERNATIONAL                                                                        Services Company, d/b/a
  GROWTH                                                                               MFS Investment Management
-----------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX      Seeks to achieve a total return before expenses that         .   SSgA Funds Management,
                      approximates the total return performance of the S&P             Inc.
                      Mid Cap 400 Index, including reinvestment of dividends,
                      at a risk level consistent with that of the S&P Mid Cap
                      400 Index.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -                                                               INVESTMENT MANAGER
 CLASS IB SHARES                                                                   (OR SUB-ADVISER(S),
 PORTFOLIO NAME       OBJECTIVE                                                    AS APPLICABLE)
-----------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE      Seeks to achieve long-term capital appreciation with an      .   AXA Equitable Funds
  PLUS                emphasis on risk adjusted returns and managing volatility        Management Group, LLC
                      in the Portfolio.                                            .   BlackRock Investment
                                                                                       Management, LLC
                                                                                   .   Wellington Management
                                                                                       Company, LLP
-----------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET+      Seeks to obtain a high level of current income, preserve     .   The Dreyfus Corporation
                      its assets and maintain liquidity.
-----------------------------------------------------------------------------------------------------------------
EQ/MONTAG &           Seeks to achieve capital appreciation.                       .   Montag & Caldwell, LLC
  CALDWELL GROWTH
-----------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY     Seeks to achieve capital growth.                             .   Morgan Stanley Investment
  MID CAP GROWTH                                                                       Management Inc.
-----------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP   Seeks to achieve capital appreciation, which may             .   AXA Equitable Funds
  EQUITY              occasionally be short-term, with an emphasis on risk             Management Group, LLC
                      adjusted returns and managing volatility in the Portfolio.   .   BlackRock Investment
                                                                                       Management, LLC
                                                                                   .   Franklin Mutual Advisers,
                                                                                       LLC
-----------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER        Seeks to achieve capital appreciation.                       .   OppenheimerFunds, Inc.
  GLOBAL
-----------------------------------------------------------------------------------------------------------------
EQ/PIMCO ULTRA        Seeks to generate a return in excess of traditional money    .   Pacific Investment
  SHORT BOND          market products while maintaining an emphasis on                 Management Company, LLC
                      preservation of capital and liquidity.
-----------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS  Seeks to achieve high current income consistent with         .   AllianceBernstein L.P.
                      moderate risk to capital.
-----------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY      Seeks to replicate as closely as possible (before expenses)  .   AllianceBernstein L.P.
  INDEX               the total return of the Russell 2000 Index.
-----------------------------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE      Seeks to achieve long-term capital appreciation and          .   T. Rowe Price Associates,
  GROWTH STOCK        secondarily, income.                                             Inc.
-----------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL   Seeks to achieve long-term capital growth with an            .   AXA Equitable Funds
  EQUITY              emphasis on risk adjusted returns and managing volatility        Management Group, LLC
                      in the Portfolio.                                            .   BlackRock Investment
                                                                                       Management, LLC
                                                                                   .   Templeton Investment
                                                                                       Counsel, LLC
-----------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND     Seeks to achieve total return through capital appreciation   .   UBS Global Asset
  INCOME              with income as a secondary consideration.                        Management (Americas) Inc.
-----------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN         Seeks to achieve capital growth and income.                  .   Invesco Advisers, Inc.
  COMSTOCK
-----------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO        Seeks to achieve long-term capital growth.                   .   Wells Capital Management,
  OMEGA GROWTH                                                                         Inc.
-----------------------------------------------------------------------------------------------------------------

+ If you own Income Manager(R) Accumulator(R) or Income Manager(R) Rollover IRA, your product includes Class A shares of this Portfolio in the AXA Premier VIP Trust, or Class IA shares of this Portfolio in the EQ Advisors Trust.



YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS SUPPLEMENT, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.

(3)SPECIAL SERVICES CHARGES

We deduct a charge for providing the special services described below. These charges compensate us for the expense of processing each special service. For certain services, we will deduct from your account value any withdrawal charge that applies and the charge for the special service. Please note that we may discontinue some or all of these services without notice.

WIRE TRANSFER CHARGE. We charge $90 for outgoing wire transfers. Unless you specify otherwise, this charge will be deducted from the amount you request.

EXPRESS MAIL CHARGE. We charge $35 for sending you a check by express mail delivery. This charge will be deducted from the amount you request.

DUPLICATE CONTRACT CHARGE. We charge $35 for providing a copy of your contract. The charge for this service can be paid (i) using a credit card acceptable to AXA Equitable, (ii) by sending a check to our processing office, or (iii) by any other means we make available to you.

(4)THE TRUSTS' ANNUAL EXPENSES AND EXPENSE EXAMPLE

The following table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.

You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


-----------------------------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
-----------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2012 (expenses that are deducted from
Portfolio assets including management fees, 12b-1 fees, service fees, and/or other expenses) -- based, in part, on estimated amounts for options added during the fiscal  Lowest Highest
year 2012, if applicable, and for the underlying portfolios./(1)/                      0.63%  1.44%
-----------------------------------------------------------------------------------------------------

(1)The "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio and EQ/Small Company Index Portfolio. The "Highest" represents the total annual operating expenses of the Multimanager Technology Portfolio.

EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses of 1.55% (actual expenses under your contract may be less), and underlying trust fees and expenses.


The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed Minimum Income Benefit with either the 5% Roll-Up to age 80 or the Annual Ratchet to age 80 Guaranteed minimum death benefit and Protection Plus/SM/) would pay in the situations illustrated. The example assumes no annual administrative charge. Some of these features may not be available or may be different under your contract. Some of these charges may not be applicable under your contract.


The fixed maturity options and the account for special dollar cost averaging are not covered by the fee table and example. However, the annual administrative charge, the charge if you elect a Variable Immediate Annuity payout option, the charge for any optional benefits and the withdrawal charge do apply to the fixed maturity options and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option. Some of these investment options and charges may not be applicable under your contract.

The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the Portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------------------------------
                                                                           IF YOU DO NOT SURRENDER YOUR
                                    IF YOU SURRENDER YOUR CONTRACT AT THE   CONTRACT AT THE END OF THE
                                    END OF THE APPLICABLE TIME PERIOD         APPLICABLE TIME PERIOD
--------------------------------------------------------------------------------------------------------
                                    1 YEAR   3 YEARS   5 YEARS  10 YEARS  1YEAR 3 YEARS 5 YEARS 10 YEARS
--------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                       $1,066   $1,618    $2,194    $3,949   $366  $1,118  $1,894   $3,949
--------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                       $  981   $1,365    $1,779    $3,153   $281  $  865  $1,479   $3,153
--------------------------------------------------------------------------------------------------------


For information on how your contract works under certain hypothetical circumstances, please see item (19) at the end of this Supplement.

(5)IMPORTANT INFORMATION ABOUT YOUR GUARANTEED BENEFITS

For purposes of calculating any applicable guaranteed minimum death benefit or guaranteed minimum income benefit (if elected) that rolls-up at a specified rate (the "Roll-Up benefit base"), the Multimanager Core Bond, EQ/Money Market, EQ/Intermediate Government Bond, EQ/Quality Bond PLUS, the Fixed Maturity Options, the Special 10 year fixed maturity option, and the loan reserve account under Rollover TSA are investment options for which the benefit base rolls up at 3% (the "lower Roll-Up rate options"). Also, for Rollover TSA contracts, the loan reserve account rolls up at 3%. In some early Accumulator(R) Series, this group of investment options rolls up at 4% and certain additional variable investment options roll up at 3%. All other investment options continue to roll up at 4%, 5% or 6% (the "higher Roll-Up rate options"), as provided by your Accumulator(R) Series contract. For more information about these benefits, please see "Contract features and benefits" in your Prospectus, or your contract, or consult with your financial professional.

OUR ADMINISTRATIVE PROCEDURES FOR CALCULATING YOUR ROLL-UP BENEFIT BASE FOLLOWING A TRANSFER

Your Roll-Up benefit base is comprised of two segments, representing that portion of your benefit base, if any, that rolls up at the higher rate and the other portion that is rolling up at 3% (or 4% in some early Accumulator Series). If you transfer account value from a higher roll-up rate option to a lower roll-up rate option, all or a portion of your benefit base will transfer from the higher rate benefit base segment to the lower rate benefit base segment. Similarly, if you transfer account value from a lower roll-up rate option to a higher roll-up rate option, all or a portion of your benefit base will transfer from the lower rate segment to the higher rate segment. To determine how much to transfer from one Roll-Up benefit base segment to the other Roll-Up benefit base segment, we use a dollar-for-dollar calculation.

This means that we generally transfer an amount from one Roll-Up benefit base segment to the other Roll-Up benefit base segment in the same dollar amount as the transfer of account value. The effect of a transfer on your benefit base will vary depending on your particular circumstances.

..   For example, if your account value is $45,000 and has always been invested in the higher roll-up rate options, and your benefit base is $30,000 and is all rolling up at the higher rate, and you transfer $15,000 of your account value to the EQ/Money Market variable investment option (a lower roll-up rate option), then we will transfer $15,000 from the higher rate benefit base segment to the lower rate benefit base segment. Therefore, immediately after the transfer, of your $30,000 benefit base, $15,000 will continue to roll-up at the higher rate and $15,000 will roll-up at the lower rate.

..   For an additional example, if your account value is $30,000 and has always been invested in lower roll-up rate options, and your benefit base is $45,000 and is all rolling up at the lower rate, and you transfer $15,000 of your account value (which is entirely invested in lower roll-up rate options) to a higher roll-up rate option, then we will transfer $15,000 of your benefit base from the lower rate benefit base segment to the higher rate benefit base segment. Therefore, immediately after the transfer, of your $45,000 benefit base, $15,000 will continue to roll-up at the higher rate and $30,000 will roll-up at the lower rate.

..   Similarly, using the same example as immediately above, if you transferred all of your account value ($30,000) to a higher roll-up rate option, $30,000 will be transferred to the higher rate benefit base segment. Immediately after the transfer, of your $45,000 benefit base, $30,000 will roll-up at the higher rate and $15,000 will continue to roll-up at the lower rate. Therefore, it is possible that some of your benefit base will roll-up at the lower rate even after you transfer all of your account value to the higher roll-up rate options.

If you elected a guaranteed benefit that is available with a 3% roll-up benefit base only, your benefit base will not be impacted by transfers among investment options.

(6)PARTIAL ANNUITIZATION

Partial annuitization of nonqualified deferred annuity contracts is permitted if the partial annuity payout is either life-contingent or for a period certain of at least ten years. We require you to elect partial annuitization on the form we specify.

EFFECT OF PARTIAL ANNUITIZATION ON GUARANTEED BENEFITS. If guaranteed benefits are available under your contract and you elected one or more, you may not partially annuitize any guaranteed benefit. We will treat any partial annuitization as a withdrawal. Amounts withdrawn from your contract for a partial annuitization are withdrawn in the same manner as any amount withdrawn from your contract. This means that a partial annuitization will reduce your guaranteed benefit(s) and corresponding benefit base(s) in the same manner as described in your Prospectus. If applicable, amounts withdrawn for a partial annuitization will be subject to withdrawal charges.

(7)TAX INFORMATION

HOW YOU CAN MAKE CONTRIBUTIONS (FOR MARYLAND CONTRACTS ONLY)


..   Regular contributions to traditional IRAs and Roth IRAs are limited to
    $5,500 for the calendar year 2013.


..   Regular contributions to traditional IRAs cannot be made during or after the calendar year the owner reaches age 70 1/2.

..   Additional catch-up contributions of up to $1,000 can be made where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

..   Rollovers can be made to a Roth IRA from a "designated Roth contribution account" under a 401(k) plan, 403(b) plan or a governmental employer
    Section 457(b) plan which permits designated Roth elective deferral contributions to be made. Conversion rollovers may also be made from an eligible retirement plan to a Roth IRA in certain circumstances.

TAX INFORMATION RELATED TO PARTIAL ANNUITIZATION. The tax features regarding annuitization, as discussed in this Supplement and in your Prospectus, generally apply. Partial annuitization results in your contract being treated as two or more separate contracts, each with its own annuity starting date and investment in the contract (basis). Multiple or serial partial annuitizations are permitted as long as some part of the contract remains in deferred status. The nonannuitized portion of the contract remains in deferred status, with its annuity starting date in the future. Until the basis allocable to the partial annuity payout is fully recovered, part of each payment under the partial annuity payout is excluded from income as a recovery of basis, with the remainder of each payment included in ordinary income. The basis allocable to the partial annuity payout as of the annuity starting date for the payout is calculated with reference to the relative values of the amount applied to the partial annuity payout and the amount retained in deferred status. If we offer and if you choose a period certain payout of at least ten years and you are under age 59 1/2, an early distribution penalty may apply. See the tax section in your Prospectus for more information.

ADDITIONAL TAX ON NET INVESTMENT INCOME

Taxpayers who have modified adjusted gross income ("MAGI") over a specified amount and who also have specified net investment income may have to pay an additional surtax of 3.8% for taxable years beginning after December 31, 2012. (This tax has been informally referred to as the "Medicare Tax.") For this purpose net investment income includes distributions from and payments under nonqualified annuity contracts. The threshold amount of MAGI varies by filing status: $200,000 for single filers; $250,000 for married taxpayers filing jointly, and $125,000 for married taxpayers filing separately. The tax applies to the lesser of a) the amount of MAGI over the applicable threshold amount or
b) the net investment income. You should discuss with your tax adviser the potential effect of this tax.

CERTAIN IRA DISTRIBUTIONS

Certain distributions from IRAs directly transferred to charitable organizations may be tax-free to IRA owners age 70 1/2 or older if made by December 31, 2013.


ADDITIONAL INFORMATION RELATING TO 1035 EXCHANGES. In some cases you may make a tax-deferred 1035 exchange from a nonqualified deferred annuity contract to a "qualified long-term care contract" meeting all specified requirements under the Code or an annuity contract with a "qualified long-term care contract" feature (sometimes referred to as a "combination annuity" contract).

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to purchase or contribute to another nonqualified deferred annuity contract on a tax-deferred basis. If requirements are met, the owner may also directly transfer amounts from a nonqualified deferred annuity contract to a "qualified long-term care contract" or "combination annuity" in such a partial 1035 exchange transaction. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of an exchange.

Even if the contract owner and the insurance companies agree that a full or partial 1035 exchange is intended, the IRS has the ultimate authority to review the facts and determine that the transaction should be recharacterized as taxable in whole or in part.

TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

Due to the Internal Revenue Service and Treasury regulatory changes in 2007 which became fully effective on January 1, 2009, contracts issued prior to September 25, 2007 which qualified as 403(b) contracts under the rules at the time of issue may lose their status as 403(b) contracts or have the availability of transactions under the contract restricted as of January 1, 2009 unless the individual's employer or the individual take certain actions. Please consult your tax adviser regarding the effect of these rules (which may vary depending on the owner's employment status, plan participation status, and when and how the contract was acquired) on your personal situation.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Accounts Nos. 45 and 49 for taxes, respectively. We do not now, but may in the future set up reserves for such taxes.

We are entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since we are the owner of the assets from which tax benefits may be derived.

(8)UPDATED INFORMATION ON AXA EQUITABLE


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $537 billion in assets as of December 31, 2012. For more than 150 years, AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

(9)HOW YOU CAN CONTRIBUTE TO YOUR CONTRACT

The contracts are no longer available to new purchasers. In addition, except as described below, we no longer accept contributions to the contracts, including contributions made through our automatic investment program. Contributions received at our processing office will be returned to you. This change has no effect on amounts that are already invested in your contract or on your guaranteed benefits.


We currently continue to accept contributions to: (i) QP contracts; and (ii) all contracts except TSA contracts, issued in the state of Maryland. Information regarding contributions in this section is for the benefit of contract owners currently eligible to continue making contributions to the contracts.


Payments you make to your contract are called "contributions." We can refuse to accept any contribution from you at any time, including after you purchase the contract.

You may purchase a contract by making payments to us that we call
"contributions." We can refuse to accept any contribution from you at any time, including after you purchase the contract.

Upon advance notice to you, we may exercise certain rights we have under the contract regarding contributions, including our rights to (i) change minimum and maximum contribution requirements and limitations, and (ii) discontinue acceptance of contributions. Further, we may at any time exercise our rights to limit or terminate your contributions.

--------------------------------------------------------------------------------
WE HAVE EXERCISED OUR RIGHT TO DISCONTINUE ACCEPTANCE OF CONTRIBUTIONS TO THE CONTRACTS AS DESCRIBED ABOVE. WE RESERVE THE RIGHT TO FURTHER CHANGE OUR
CURRENT LIMITATIONS ON YOUR CONTRIBUTIONS AND TO DISCONTINUE ACCEPTANCE OF CONTRIBUTIONS TO THE CONTRACTS.
--------------------------------------------------------------------------------

We currently limit aggregate contributions on your contract made after the first contract year to 150% of first-year contributions (the "150% limit"). The 150% limit can be reduced or increased at any time upon advance notice to you. Even if the aggregate contributions on your contract do not exceed the 150% limit, we currently do not accept any contribution if: (i) the aggregate contributions under one or more Accumulator(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for the same owner or annuitant who is age 81 and older at contract issue); or (ii) the aggregate contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these and other contribution limitations based on certain criteria that we determine, including elected benefits, issue age, aggregate contributions, variable investment option allocations and selling broker-dealer compensation. Please review your contract for information on contribution limitations.

(10)MANAGING YOUR ALLOCATIONS

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

(11)DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

As of the date of this Prospectus, we do not offer investment options with underlying portfolios that are part of an outside trust (an "unaffiliated trust"). Should we offer such investment options in the future, each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which would be disclosed in the unaffiliated trust prospectus. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Any such unaffiliated trust would also have the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios.

When a contract is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

(12)WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgment of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgment of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgment of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of our customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.

(13)CERTAIN INFORMATION ABOUT OUR BUSINESS DAY

Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m., Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

..   If your contribution, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

   -- on a non-business day;

   -- after 4:00 p.m., Eastern Time on a business day; or

   -- after an early close of regular trading on the NYSE on a business day.

If we have entered into an agreement with your broker-dealer for automated processing of contributions and/or transfers upon receipt of customer order, your contribution and/or transfer will be considered received at the time your broker-dealer receives your contribution and/or transfer and all information needed to process your application, along with any required documents. Your broker-dealer will then transmit your order to us in accordance with our processing procedures. However, in such cases, your broker-dealer is considered a processing office for the purpose of receiving the contribution and/or transfer. Such arrangements may apply to initial contributions, subsequent contributions, and/or transfers, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.

For more information, including additional instances when a different date may apply to your contributions, please see "More Information" in your prospectus.

(14)YOUR CONTRACT DATE AND CONTRACT DATE ANNIVERSARY

The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1st, your contract date anniversary is April 30th.

(15)LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account Nos. 45 and 49, respectively, nor would any of these proceedings be likely to have a material adverse effect upon either Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

(16)DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 45 and Separate Account No. 49, respectively. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold. AXA Equitable may also make additional payments to the Distributors, and the Distributors may, in turn, make additional payments to certain Selling broker-dealers. All payments will be in compliance with all applicable FINRA rules and other laws and regulations.

Although AXA Equitable takes into account all of its distribution and other costs in establishing the level of fees and charges under its contracts, none of the compensation paid to the Distributors or the Selling broker-dealers discussed in this section of the Prospectus are imposed as separate fees or charges under your contract. AXA Equitable, however, intends to recoup amounts it pays for distribution and other services through the fees and charges of the contract and payments it receives for providing administrative, distribution and other services to the Portfolios. For information about the fees and charges under the contract, see "Fee table" and "Charges and expenses" earlier in this Prospectus.

AXA ADVISORS COMPENSATION. AXA Equitable pays compensation to AXA Advisors based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation"). The contribution-based compensation will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable to the AXA Advisors financial professional and/or the Selling broker-dealer making the sale. In some instances, a financial professional or a Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers. AXA Advisors also pays a portion of the compensation it receives to its managerial personnel. When a contract is sold by a Selling broker-dealer, the Selling broker-dealer, not AXA Advisors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contract your financial professional for information about the compensation he or she receives and any related incentives, as described immediately below. AXA Advisors may receive compensation, and, in turn, pay its financial professionals a portion of such fee, from third party investment advisors to whom its financial professionals refer customers for professional management of the assets within their contract. AXA Advisors also pays its financial professionals and managerial personnel other types of compensation including service fees, expense allowance payments and health and retirement benefits. AXA Advisors also pays its financial professionals, managerial personnel and Selling broker-dealers sales bonuses (based on selling certain products during specified periods) and persistency bonuses. AXA Advisors may offer sales incentive programs to financial professionals and Selling broker-dealers who meet specified production levels for the sales of both AXA Equitable contracts and contracts offered by other companies. These incentives provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid education seminars and merchandise.

DIFFERENTIAL COMPENSATION. In an effort to promote the sale of AXA Equitable products, AXA Advisors may pay its financial professionals and managerial personnel a greater percentage of contribution-based compensation and/or asset-based compensation for the sale of an AXA Equitable contract than it pays for the sale of a contract or other financial product issued by a company other than AXA Equitable. AXA Advisors may pay higher compensation on certain products in a class than others based on a group or sponsored arrangement, or between older and newer versions or series of the same contract. This practice is known as providing "differential compensation." Differential compensation may involve other forms of compensation to AXA Advisors personnel. Certain components of the compensation paid to managerial personnel are based on whether the sales involve AXA Equitable contracts. Managers earn higher compensation (and credits toward awards and bonuses) if the financial professionals they manage sell a higher percentage of AXA Equitable contracts than products issued by other companies. Other forms of compensation provided to its financial professionals include health and retirement benefits, expense reimbursements, marketing allowances and contribution-based payments, known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of AXA Equitable contracts and products sponsored by affiliates.


The fact that AXA Advisors financial professionals receive differential compensation and additional payments may provide an incentive for those financial professionals to recommend an AXA Equitable contract over a contract or other financial product issued by a company not affiliated with AXA Equitable. However, under applicable rules of the FINRA, AXA Advisors financial professionals may only recommend to you products that they reasonably believe are suitable for you based on the facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category. For more information, contact your financial professional.

AXA DISTRIBUTORS COMPENSATION. AXA Equitable pays contribution-based and asset-based compensation (together "compensation") to AXA Distributors. Contribution-based compensation is paid based on AXA Equitable contracts sold through AXA Distributor's Selling broker-dealers. Asset-based compensation is paid based on the aggregate account value of contracts sold through certain of AXA Distributor's Selling broker-dealers. Contribution-based compensation will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of the contract in combination with annual asset-based compensation of up to 1.25% of the contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount, and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers.

The Selling broker-dealer, not AXA Distributors, determines the compensation paid to the Selling broker-dealer's financial professional for the sale of the contract. Therefore, you should contact your financial professional for information about the compensation he or she receives and any related incentives, such as differential compensation paid for various products.

AXA Equitable also pays AXA Distributors compensation to cover its operating expenses and marketing services under the terms of AXA Equitable's distribution agreements with AXA Distributors.


ADDITIONAL PAYMENTS BY AXA DISTRIBUTORS TO SELLING BROKER-DEALERS. AXA Distributors may pay, out of its assets, certain Selling broker-dealers and other financial intermediaries additional compensation in recognition of services provided or expenses incurred. AXA Distributors may also pay certain Selling broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable products on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conference; and/or other support services, including some that may benefit the contract owner. Payments may be based on ongoing sales, on the aggregate account value attributable to contracts sold through a Selling broker-dealer or such payments may be a fixed amount. For certain selling broker-dealers, AXA Distributors increases the marketing allowance as certain sales thresholds are met. AXA Distributors may also make fixed payments to Selling broker-dealers, for example in connection with the initiation of a new relationship or the introduction of a new product.

Additionally, as an incentive for the financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, AXA Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). AXA Distributors also has entered into agreements with certain selling broker-dealers in which the selling broker-dealer agrees to sell certain AXA Equitable contracts exclusively.

These additional payments may serve as an incentive for Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. Not all Selling broker-dealers receive additional payments, and the payments vary among Selling broker-dealers. The list below includes the names of Selling broker-dealers that we are aware (as of December 31, 2012) received additional payments. These additional payments ranged from $200 to $5,352,846. AXA Equitable and its affiliates may also have other business relationships with Selling broker-dealers, which may provide an incentive for the Selling broker-dealers to promote the sale of AXA Equitable contracts over contracts and other products issued by other companies. The list below includes any such Selling broker-dealer. For more information, ask your financial professional.




1st Global Capital Corporation
Allstate Financial Services
American Portfolios Financial Services
Ameriprise Financial Services, Inc.
Ash Brokerage Corporation
BBVA Compass Investment Solutions, Inc.
CCO Investment Services Corporation
Centaurus Financial, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Farmers Financial Solutions
Financial Network Investment Corporation
First Allied Securities, Inc.
First Citizens Investor Services, Inc.
First Tennessee Brokerage, Inc.
Geneos Wealth Management, Inc.
H.D. Vest Investment Securities, Inc.
Harvest Capital, LLC
ING Financial Partners
Investacorp, Inc.
Investment Professionals, Inc.
Investors Capital Corporation
James T. Borello & Co.
Janney Montgomery Scott, LLC
Key Investment Services, LLC


LPL Financial Corporation
Lucia Securities
Meridian Financial Group
Merrill Lynch Life Agency Inc.
Morgan Keegan & Co., Inc.
Morgan Stanley Smith Barney
Multi-Financial Securities Corporation
National Planning Holdings, Inc.
Next Financial Group, Inc.
NFP Securities, Inc.
PNC Investments
Prime Capital Services
PrimeVest Financial Services, Inc.
Raymond James Financial Services
RBC Capital Markets Corporation
Robert W Baird & Company
Securities America, Inc.
Stifel, Nicolaus & Company, Inc.
Summit Brokerage Services, Inc
SunTrust Investments
The Advisor Group
Transamerica Financial Advisors, Inc.
Triad Advisors
U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.
Wells Fargo Network


(17)YOUR ANNUITY PAYOUT OPTIONS

We reserve the right, with advance notice to you, to change your annuity purchase factor any time after your fifth contract date anniversary and at five year intervals after the first change. (Please see your contract and SAI for more information.)


(18)GUARANTEED BENEFIT OFFERS

From time to time, we may offer you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits. Previously, we made an offer to a group of contract owners that provided for an increase in account value in return for terminating their guaranteed death benefits. In the future, we may make additional offers to these and other groups of contract owners.

When we make an offer, we may vary the offer amount, up or down, among the same group of contract owners based on certain criteria such as account value , the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis, depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of contract owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining contract owners in the same group.

If you accept an offer that requires you to terminate a guaranteed benefit, we will no longer charge you for it, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.

(19)INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE


This section only applies if your contract offers fixed maturity options.


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2012 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference.


AXA Equitable files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, AXA Equitable has filed with the SEC a registration statement relating to the fixed maturity option (the "Registration Statement"). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement.

After the date of this Prospectus and before we terminate the offering of the securities under the Registration Statement, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this Prospectus because they are incorporated by reference.

Any statement contained in a document that is or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file the Registration Statement and our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC. The address of the site is www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. In accordance with SEC rules, we will provide copies of any exhibits specifically incorporated by reference into the text of the Exchange Act reports (but not any other exhibits). Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can access our website at www.axa-equitable.com.


(20)FINANCIAL STATEMENTS


The financial statements of the separate account(s), as well as the consolidated financial statements of AXA Equitable, are in the Statement of Additional Information ("SAI"). The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

Our general obligations and any guaranteed benefits under the contract are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the variable investment options. You may also speak with your financial representative.

(20)CONDENSED FINANCIAL INFORMATION


The following tables set forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2012. The tables show unit values based on the specified separate account charges that would apply to any contract or investment option to which this supplement relates. The tables also show the total number of units outstanding for all contracts to which this supplement relates.





The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.35%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012.

Effective 1/1/2013, the net assets attributable to certain contracts funded by Separate Account No. 49 were transferred to Separate Account No. 70. Units were redeemed from the Variable Investment Options of Separate Account No. 49, and the holders of such units were then issued units of the corresponding Variable Investment Options of Separate Account No. 70. Whether your contract remains in Separate Account No. 49 or was moved to Separate Account No. 70, your number of units, unit values, charges and share class were the same on the date of the transfer. The correlating adjustment in the number of units will be reflected in 2013's condensed financial information.



------------------------------------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDING DECEMBER 31,
                                       ---------------------------------------------------------------------
                                        2012   2011   2010   2009   2008   2007   2006   2005   2004   2003
------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
------------------------------------------------------------------------------------------------------------
   Unit value                          $11.91 $10.57 $11.58 $10.38 $ 8.27 $13.79 $13.16 $11.32 $10.62     --
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            564    678    748    815    844    603    595    286     51     --
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          1,067  1,284  1,466  1,542  1,566  1,649  1,595  1,278    688     --
------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
------------------------------------------------------------------------------------------------------------
   Unit value                          $11.89 $11.53 $11.47 $10.84 $10.00 $11.39 $10.92 $10.40 $10.29     --
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)          1,350  1,400  1,316  1,165    780    434    343    285    131     --
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          2,052  2,363  2,720  2,398  2,542  1,016    438    492    237     --
------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------
   Unit value                          $11.84 $11.18 $11.41 $10.61 $ 9.40 $11.82 $11.36 $10.59 $10.39     --
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            928    909  1,003    862    798    636    456    367    150     --
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          1,404  1,195  1,201  1,190  1,565    974    946    948    426     --
------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
------------------------------------------------------------------------------------------------------------
   Unit value                          $50.29 $46.86 $48.66 $44.88 $38.88 $52.19 $49.78 $45.74 $44.24 $41.25
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)          1,412  1,547  1,688  1,783  1,952  2,239  2,505  2,919  3,361  3,674
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)            987  1,058  1,183  1,234  1,346  1,500  1,399  1,314  1,132    732
------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
------------------------------------------------------------------------------------------------------------
   Unit value                          $12.19 $11.08 $11.82 $10.74 $ 8.93 $13.27 $12.64 $11.19 $10.63     --
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)          2,545  2,807  3,183  3,362  3,168  2,958  1,913    711    256     --
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          3,445  4,167  4,151  5,278  5,241  6,731  6,975  4,170  1,617     --
------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                           FOR THE YEARS ENDING DECEMBER 31,
                                       --------------------------------------------------------------------------
                                        2012   2011   2010   2009   2008   2007    2006    2005    2004    2003
-----------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                          $22.45 $19.69 $20.09 $15.28 $11.42 $ 20.92 $ 18.17 $ 16.90 $ 15.36 $ 13.66
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            521    563    635    674    781     916   1,201   1,468   1,733   2,001
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          1,312  1,490  1,663  1,789  2,048   2,476   3,532   4,499   5,465   6,324
-----------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
-----------------------------------------------------------------------------------------------------------------
   Unit value                          $10.21 $ 8.86 $ 9.94 $ 8.11 $ 6.41 $  9.75 $ 10.82      --      --      --
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             45     54     62     66     86      33       8      --      --      --
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)             75     87     88     99    170      47      14      --      --      --
-----------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
-----------------------------------------------------------------------------------------------------------------
   Unit value                          $23.04 $20.56 $21.50 $19.41 $15.11 $ 24.14 $ 24.18 $ 20.27 $ 19.96 $ 18.30
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            998  1,106  1,217  1,356  1,458   1,752   2,213   2,721   3,230   3,348
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          1,197  1,314  1,428  1,562  1,799   2,291   2,960   3,782   4,699   4,955
-----------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
-----------------------------------------------------------------------------------------------------------------
   Unit value                          $ 6.64 $ 5.71 $ 5.82 $ 5.10 $ 4.63 $  6.93 $  6.78 $  5.92 $  5.66      --
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            472    433    412    454    533     588     886     767      87      --
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)            332    335    325    352    413     535     720     983     345      --
-----------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
-----------------------------------------------------------------------------------------------------------------
   Unit value                          $ 8.82 $ 7.66 $ 7.74 $ 6.98 $ 5.40 $ 10.00 $  9.04 $  8.71 $  8.12 $  7.94
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             18     19     19     31     30      44      46      54      55      39
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)             77     77     91    113    132     126     157     557     258     189
-----------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
-----------------------------------------------------------------------------------------------------------------
   Unit value                          $13.74 $11.86 $11.56 $10.12 $ 7.80 $ 13.11 $ 13.08 $ 11.83 $ 11.30 $ 10.33
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            999  1,084  1,230  1,405  1,644   2,094   1,987   2,382   2,835   3,037
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          5,419  6,168  7,037  7,935  8,941  10,718  10,352  13,004  15,697  17,536
-----------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                          FOR THE YEARS ENDING DECEMBER 31,
                                   -------------------------------------------------------------------------------
                                    2012    2011    2010    2009    2008    2007    2006    2005    2004    2003
------------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------------
   Unit value                      $247.42 $216.98 $218.78 $191.39 $151.18 $272.69 $267.14 $244.64 $237.75 $211.19
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45
     number of units outstanding
     (000's)                           269     299     336     384     430     529     687     900   1,044   1,145
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49
     number of units outstanding
     (000's)                           337     378     428     486     555     670     876   1,138   1,384   1,588
------------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------------
   Unit value                      $ 14.56 $ 14.31 $ 13.84 $ 13.26 $ 13.09 $ 14.57 $ 14.33 $ 13.96 $ 13.84 $ 13.48
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45
     number of units outstanding
     (000's)                           506     568     629     699     758   1,111   1,273   1,222   1,021     985
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49
     number of units outstanding
     (000's)                         2,525   2,887   3,265   3,654   4,114   5,253   6,838   8,972  10,774  12,484
------------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------------
   Unit value                      $  9.98 $  9.04 $  9.61 $  8.71 $  6.66 $ 11.10 $ 10.85      --      --      --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45
     number of units outstanding
     (000's)                            81     111     143     171     211     168      49      --      --      --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49
     number of units outstanding
     (000's)                           333     382     367     397     374     369      94      --      --      --
------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------------
   Unit value                      $ 30.60 $ 26.92 $ 26.88 $ 23.82 $ 19.19 $ 31.03 $ 29.97 $ 26.40 $ 25.63 $ 23.57
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45
     number of units outstanding
     (000's)                           952   1,051   1,137   1,262   1,388   1,714   2,138   2,703   3,163   3,443
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49
     number of units outstanding
     (000's)                         2,244   2,569   2,893   3,275   3,764   4,648   6,213   8,100   9,685  10,779
------------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------------
   Unit value                      $ 16.28 $ 14.45 $ 15.61 $ 13.73 $ 10.89 $ 18.49 $ 16.44 $ 15.24 $ 13.95 $ 12.80
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45
     number of units outstanding
     (000's)                           608     696     841     976   1,203   1,298   1,541   1,644   1,467   1,522
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49
     number of units outstanding
     (000's)                           706     805     952   1,079   1,313   1,429   1,821   2,123   2,102   2,058
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2012   2011   2010   2009   2008   2007   2006   2005   2004   2003
------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.82 $ 9.86 $ 9.99 $ 9.10 $ 7.06 $10.50 $10.43     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        459    470    474    537    578    609    222     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        601    603    457    550    474    444    141     --     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 8.72 $ 7.71 $ 8.18 $ 7.51 $ 5.92 $ 9.52     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        288    299    269    261    282    245     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        471    505    548    558    619    308     --     --     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------
   Unit value                                $13.02 $12.54 $12.55 $11.60 $10.08 $11.86 $11.63 $10.50     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        160    168    154    137    137    178    114     54     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        163    177    167     84     66     77     74     17     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------
   Unit value                                $40.99 $35.26 $37.03 $28.30 $20.28 $29.65 $27.50 $23.46 $22.79     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        267    283    281    280    264    267    191    183     31     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        252    273    289    281    295    311    141    170     72     --
------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------
   Unit value                                $12.61 $12.33 $11.97 $11.41 $11.34 $10.80 $10.02 $ 9.82     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        369    404    367    384    417    225    104      8     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        422    472    523    463    499    227    125     16     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $18.05 $15.64 $18.08 $16.45 $11.11 $26.41 $18.85 $13.94 $10.64 $ 8.72
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        874  1,002  1,142  1,252  1,341  1,728  1,993  2,131  1,948  1,871
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,172  1,233  1,401  1,671  1,671  2,238  2,967  3,667  3,845  4,287
------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------
   Unit value                                $20.93 $21.02 $20.23 $19.68 $20.41 $19.97 $18.95 $18.62 $18.65 $18.54
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        433    470    565    690    860  1,014  1,287  1,772  2,322  2,993
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        342    396    416    524    571    579    773  1,100  1,348  1,651
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)




----------------------------------------------------------------------------------------------------------------
                                                           FOR THE YEARS ENDING DECEMBER 31,
                                       -------------------------------------------------------------------------
                                        2012   2011   2010   2009   2008   2007   2006    2005    2004    2003
----------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                          $12.15 $10.59 $12.92 $11.99 $ 8.98 $16.51 $ 14.52 $ 12.35 $ 10.68 $  9.53
----------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            285    323    357    414    429    388     502     525     425     279
----------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          1,178  1,338  1,473  1,671  1,946  2,344   3,119   3,695   4,078   3,761
----------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                          $12.76 $11.13 $12.84 $12.38 $ 9.87 $20.30 $ 18.42 $ 15.12 $ 13.29 $ 11.40
----------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)          1,422  1,578  1,762  1,967  2,218  2,628   3,112   3,477   3,816   4,111
----------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)            901  1,015  1,145  1,319  1,498  1,872   2,019   2,553   2,475   2,639
----------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                          $18.04 $15.56 $18.82 $17.99 $14.00 $24.89 $ 22.90 $ 18.47 $ 16.89 $ 14.08
----------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            518    588    682    750    848  1,077   1,280   1,346   1,244   1,181
----------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          2,609  2,912  3,272  3,639  4,114  4,966   6,421   7,759   9,124  10,329
----------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
----------------------------------------------------------------------------------------------------------------
   Unit value                          $14.40 $12.58 $13.45 $12.14 $ 9.30 $15.66 $ 16.07 $ 13.53 $ 13.20 $ 12.07
----------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            396    454    505    544    624    769     978   1,142   1,375   1,530
----------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          3,967  4,536  5,077  5,750  6,572  8,143  10,415  13,350  16,352  18,895
----------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                          $10.08 $ 8.89 $ 9.41 $ 8.35 $ 6.69 $10.84 $ 10.58 $  9.49 $  8.98 $  8.17
----------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            156    171    192    218    255    332     411     551     635     715
----------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          1,077  1,207  1,380  1,599  1,960  2,567   3,675   4,802   5,835   6,684
----------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
----------------------------------------------------------------------------------------------------------------
   Unit value                          $ 8.68 $ 7.67 $ 7.60 $ 6.64 $ 4.94 $ 7.86 $  6.99 $  7.13 $  6.28 $  5.88
----------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)          1,927  2,110  2,261  2,596  2,797  3,381   4,248   5,346   6,276   7,382
----------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          2,392  2,679  3,016  3,463  4,108  4,849   6,383   8,379   9,271  10,777
----------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
----------------------------------------------------------------------------------------------------------------
   Unit value                          $16.80 $14.97 $15.75 $13.95 $10.49 $17.21 $ 15.09 $ 14.19 $ 13.19 $ 11.88
----------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)          1,298  1,421  1,494  1,678  1,885  2,262   2,809   3,663   4,453   5,082
----------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          4,087  4,619  2,743  3,051  3,436  4,084   5,280   6,697   8,228   9,491
----------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ----------------------------------------------------------------------
                                              2012   2011   2010   2009   2008   2007   2006   2005   2004   2003
-------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 6.78 $ 5.89 $ 5.99 $ 5.30 $ 4.51 $10.56 $11.38 $10.80     --      --
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        352    385    225    239    156    159    136     28     --      --
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        403    542    137    136    147    156    182     41     --      --
-------------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------
   Unit value                                $13.35 $11.68 $12.48 $11.22 $ 9.45 $16.90 $17.95 $14.99 $14.41 $ 12.88
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      3,301  3,714  4,243  4,867  5,687  7,503  2,657  3,058  3,317   3,362
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      2,452  2,804  3,217  3,670  4,274  5,583  6,430  8,002  9,491  10,036
-------------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
-------------------------------------------------------------------------------------------------------------------
   Unit value                                $12.48 $10.97 $12.15 $10.81 $ 8.73 $12.82 $11.74 $10.56     --      --
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         89    114    125     95     75     48     49     25     --      --
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        247    291    274    265    202     86     80     74     --      --
-------------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
-------------------------------------------------------------------------------------------------------------------
   Unit value                                $15.37 $13.02 $14.78 $13.03 $ 9.63 $16.34 $14.25 $11.50     --      --
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        239    232    227    223    179    138     82     31     --      --
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        203    204    211    214    191    264     78     28     --      --
-------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
-------------------------------------------------------------------------------------------------------------------
   Unit value                                $12.71 $11.01 $11.43 $ 9.22 $ 6.86 $13.70 $12.86 $11.69 $11.14 $  9.73
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        567    610    687    808    935  1,100  1,330  1,652  1,605   1,435
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        623    640    740    861  1,046  1,295  1,862  2,752  2,883   2,874
-------------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
-------------------------------------------------------------------------------------------------------------------
   Unit value                                $17.20 $14.69 $16.45 $13.61 $10.16 $17.04 $17.55 $15.82 $14.40 $ 12.39
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        761    853    948  1,067  1,128  1,472  1,921  2,356  2,500   2,709
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        545    622    732    838    780  1,031  1,465  2,388  2,481   2,639
-------------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
-------------------------------------------------------------------------------------------------------------------
   Unit value                                $28.98 $29.38 $29.78 $30.18 $30.60 $30.37 $29.41 $28.53 $28.18 $ 28.34
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        378    510    571    813  1,288    949  1,040  1,076  1,221   1,537
-------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,055  1,247  1,398  1,654  2,696  2,271  2,410  2,619  2,938   3,834
-------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2012   2011   2010   2009   2008   2007   2006   2005   2004   2003
------------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 5.96 $ 5.37 $ 5.29 $ 4.96 $ 3.87 $ 5.85 $ 4.91 $ 4.61 $ 4.43     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        321    367    414    545    637    270    136    143      3     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        434    415    431    460    617    441     28     47     20     --
------------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                                $16.53 $15.41 $16.92 $12.97 $ 8.37 $16.10 $13.34 $12.37     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        299    333    332    311    208    175     74     68     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        366    463    512    470    294    336    109     49     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 9.49 $ 8.42 $ 8.94 $ 8.09 $ 6.56 $10.74 $10.71     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        134    157    164    191    210    225     50     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        120    134    146    173    193    210     92     --     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
------------------------------------------------------------------------------------------------------------------
   Unit value                                $11.25 $ 9.47 $10.51 $ 9.25 $ 6.76 $11.57 $11.09     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        280    256    162    123     70     80      8     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        292    286    241    187    102    146     34     --     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
------------------------------------------------------------------------------------------------------------------
   Unit value                                $10.70 $10.69 $10.85 $10.91 $10.24 $10.82 $ 9.84 $ 9.93     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        827    919  1,111  1,232    991    393    330    253     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,311  1,490  1,624  1,795  1,173    444    431    308     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
------------------------------------------------------------------------------------------------------------------
   Unit value                                $17.27 $17.05 $17.08 $16.29 $15.57 $16.89 $16.38 $15.99 $15.89 $15.53
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        221    260    306    328    223    293    353    490    460    434
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        301    344    392    425    324    436    459    574    603    631
------------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------------------------
   Unit value                                $17.98 $15.78 $16.66 $13.42 $10.79 $16.60 $17.14 $14.76 $14.35 $12.36
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        385    434    480    536    558    662    793    914  1,073  1,030
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        599    657    744    864    995  1,203  1,660  2,139  2,622  3,320
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2012   2011   2010   2009   2008   2007   2006   2005   2004   2003
------------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------------------------
   Unit value                                $18.26 $15.56 $16.08 $14.01 $ 9.96 $17.46 $16.51 $17.43 $16.99     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        212    187    184    171    128    173     45     46     10     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        368    385    404    419    369    415    145    160     17     --
------------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 9.20 $ 7.82 $ 8.64 $ 8.11 $ 6.32 $10.83 $10.76     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        106    118    106    121    113    136     61     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        167    158    172    165    189    228     98     --     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 5.74 $ 5.16 $ 5.38 $ 4.82 $ 3.69 $ 6.24 $ 6.25 $ 5.55 $ 5.16     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         93    126     97    150    152    214    193    114     14     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                         75     77     77     80    108    129    177    169     41     --
------------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
------------------------------------------------------------------------------------------------------------------
   Unit value                                $11.60 $ 9.93 $10.27 $ 9.04 $ 7.13 $11.47 $11.92 $10.43     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        122    123    116    128    159    159    251    156     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        193    195    196    202    244    298    350    250     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                                $12.36 $10.41 $11.21 $ 9.68 $ 7.00 $ 9.80 $ 8.92 $ 8.54 $ 8.33 $ 7.89
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        441    419    314    306    199    239    292    365    431    286
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        448    454    473    407    309    351    275    431    573    552
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $56.42 $50.08 $54.16 $46.68 $34.47 $65.53 $59.65 $57.52 $53.88 $48.73
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        153    170    192    181    139    170    220    284    334    375
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        251    283    327    317    305    364    467    585    710    812
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------------------------
   Unit value                                $14.82 $14.24 $13.64 $13.02 $12.19 $12.06 $11.50 $11.24 $11.19 $10.92
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                      1,018    798    813    774    699    685    797  1,030  1,247  1,242
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        798    745    813    834    705    622    738    919  1,011  1,187
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)


------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2012   2011   2010   2009   2008   2007   2006   2005   2004   2003
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $12.43 $10.70 $13.23 $12.53 $ 9.78 $18.79 $16.94 $13.70 $12.03 $10.34
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        215    246    280    332    400    453    524    462    456    377
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        284    349    392    439    528    652    762    657    704    494
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $11.31 $10.01 $10.96 $ 9.96 $ 7.62 $12.77 $12.33 $11.00 $10.45 $ 9.66
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                         71     82     89    109    118    154    160    181    201    230
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        118    151    153    166    192    233    294    268    253    248
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------
   Unit value                                $13.02 $11.42 $12.25 $10.98 $ 9.06 $14.68 $14.36 $12.20 $11.54 $10.23
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        194    241    275    323    404    440    512    544    503    429
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        233    281    334    384    478    700  1,027  1,404  1,102    698
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                                $12.17 $10.68 $11.76 $ 9.39 $ 6.72 $12.07 $10.93 $10.11 $ 9.45 $ 8.58
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        174    207    245    277    314    387    519    629    806    761
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        286    292    323    367    426    492    721    863  1,078  1,104
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------------
   Unit value                                $14.76 $13.03 $15.24 $12.37 $ 8.68 $13.75 $13.92 $12.30 $11.62 $10.22
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        195    211    252    288    333    339    535    605    904    765
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        250    301    334    352    410    587    779    911  1,203    820
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------------
   Unit value                                $30.56 $29.42 $28.38 $26.98 $24.94 $33.05 $32.49 $29.95 $29.46 $27.48
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        425    448    488    490    540    727    911  1,125  1,318  1,384
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        864    931  1,017  1,101  1,227  1,569  2,099  2,710  3,408  3,959
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------
   Unit value                                $ 7.84 $ 7.14 $ 8.58 $ 6.82 $ 5.14 $ 8.99 $ 8.79 $ 8.09 $ 7.63     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        173    192    226    279    293    412    286    189     68     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        212    247    327    366    306    347    259    287     29     --
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)


------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
                                             ---------------------------------------------------------------------
                                              2012   2011   2010   2009   2008   2007   2006   2005   2004   2003
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------------
   Unit value                                $16.98 $14.74 $16.42 $13.37 $10.72 $17.49 $19.67 $17.17 $16.63 $14.39
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        207    234    276    327    392    554    761    919    986    840
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                      1,331  1,462  1,650  1,914  2,179  2,770  3,861  5,204  6,654  7,289
------------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------------
   Unit value                                $12.30 $11.00 $11.71 $10.08 $ 6.45 $12.36 $10.60 $10.01 $ 9.12 $ 8.81
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of units
     outstanding (000's)                        392    422    430    469    444    513    609    854  1,028    278
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of units
     outstanding (000's)                        443    491    551    657    537    647    737  1,024  1,493    571
------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 45 and Separate Account No. 49 with the same daily asset charges of 1.55%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012.

Effective 1/1/2013, the net assets attributable to certain contracts funded by Separate Account No. 49 were transferred to Separate Account No. 70. Units were redeemed from the Variable Investment Options of Separate Account No. 49, and the holders of such units were then issued units of the corresponding Variable Investment Options of Separate Account No. 70. Whether your contract remains in Separate Account No. 49 or was moved to Separate Account No. 70, your number of units, unit values, charges and share class were the same on the date of the transfer. The correlating adjustment in the number of units will be reflected in 2013's condensed financial information.


--------------------------------------------------------------------------------------------------------------
                                                     FOR THE YEARS ENDING DECEMBER 31,
                             ---------------------------------------------------------------------------------
                               2012     2011     2010     2009     2008    2007    2006    2005   2004   2003
--------------------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
--------------------------------------------------------------------------------------------------------------
   Unit value                $  11.69 $  10.40 $  11.42 $  10.26 $   8.19 $ 13.68 $ 13.09 $11.28 $10.60     --
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 45
     number of units
     outstanding (000's)          515      610      715      734      667     566     265    106     40     --
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 49
     number of units
     outstanding (000's)       35,500   39,758   44,516   47,988   44,143  31,080   6,793    342    120     --
--------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
--------------------------------------------------------------------------------------------------------------
   Unit value                $  11.68 $  11.34 $  11.31 $  10.71 $   9.90 $ 11.30 $ 10.85 $10.36 $10.27     --
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 45
     number of units
     outstanding (000's)        1,529    1,345    1,265    1,146      992     549     334    254    140     --
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 49
     number of units
     outstanding (000's)       27,024   26,538   25,752   25,907   18,171   4,087   1,202    501    286     --
--------------------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
--------------------------------------------------------------------------------------------------------------
   Unit value                $  11.63 $  11.00 $  11.25 $  10.48 $   9.30 $ 11.73 $ 11.29 $10.55 $10.38     --
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 45
     number of units
     outstanding (000's)        1,012      933    1,057      999      779     627     429    360    137     --
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 49
     number of units
     outstanding (000's)       20,583   20,717   20,999   20,920   16,064   7,023   2,537    671    279     --
--------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
--------------------------------------------------------------------------------------------------------------
   Unit value                $  47.62 $  44.46 $  46.26 $  42.75 $  37.11 $ 49.91 $ 47.71 $43.93 $42.57 $39.77
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 45
     number of units
     outstanding (000's)        1,165    1,283    1,358    1,456    1,572   1,879   2,045  2,273  2,498  2,668
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 49
     number of units
     outstanding (000's)       19,858   21,265   22,543   23,023   18,036   9,394   3,387    762    659    461
--------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
--------------------------------------------------------------------------------------------------------------
   Unit value                $  11.98 $  10.91 $  11.66 $  10.61 $   8.84 $ 13.16 $ 12.57 $11.15     --     --
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 45
     number of units
     outstanding (000's)        2,630    3,067    3,447    3,411    3,625   3,240   2,127    788     --     --
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 49
     number of units
     outstanding (000's)      119,079  130,217  139,811  147,651  130,940  85,777  22,340  2,035     --     --
--------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



------------------------------------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDING DECEMBER 31,
                                       ---------------------------------------------------------------------
                                        2012   2011   2010   2009   2008   2007   2006   2005   2004   2003
------------------------------------------------------------------------------------------------------------
 EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------
   Unit value                          $21.75 $19.11 $19.54 $14.90 $11.15 $20.47 $17.82 $16.60 $15.12 $13.48
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            963  1,080  1,213  1,380  1,540  1,874  2,275  2,668  3,054  3,346
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          2,857  2,859  2,770  2,587  2,766  2,301  1,922  1,979  2,313  2,809
------------------------------------------------------------------------------------------------------------
 EQ/AXA FRANKLIN SMALL CAP VALUE CORE
------------------------------------------------------------------------------------------------------------
   Unit value                          $10.08 $ 8.77 $ 9.85 $ 8.05 $ 6.38 $ 9.73 $10.82     --     --     --
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             24     26     21     29     69     37     12     --     --     --
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          2,413  2,620  2,403  2,073  1,829    936    153     --     --     --
------------------------------------------------------------------------------------------------------------
 EQ/BLACKROCK BASIC VALUE EQUITY
------------------------------------------------------------------------------------------------------------
   Unit value                          $22.32 $19.95 $20.92 $18.92 $14.75 $23.62 $23.71 $19.92 $19.65 $18.05
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            858    945  1,061  1,188  1,279  1,597  1,927  2,336  2,719  2,785
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          5,216  5,468  5,037  4,776  3,421  2,381  1,301  1,147  1,430  1,339
------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
------------------------------------------------------------------------------------------------------------
   Unit value                          $ 6.45 $ 5.57 $ 5.68 $ 4.98 $ 4.54 $ 6.81 $ 6.67 $ 5.84 $ 5.59     --
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            414    348    350    377    433    479    620    632     71     --
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          7,452  6,811  6,127  5,308  3,897  2,391  1,207    536    306     --
------------------------------------------------------------------------------------------------------------
 EQ/CALVERT SOCIALLY RESPONSIBLE
------------------------------------------------------------------------------------------------------------
   Unit value                          $ 8.59 $ 7.47 $ 7.57 $ 6.83 $ 5.30 $ 9.83 $ 8.91 $ 8.60 $ 8.03 $ 7.87
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             59     52     43     41     43     46     52     53     30     38
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)            638    623    620    641    636    349    147     65     88    101
------------------------------------------------------------------------------------------------------------
 EQ/CAPITAL GUARDIAN RESEARCH
------------------------------------------------------------------------------------------------------------
   Unit value                          $13.36 $11.56 $11.29 $ 9.90 $ 7.65 $12.88 $12.87 $11.67 $11.18 $10.23
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            672    739    921  1,088  1,315  1,850  1,219  1,450  1,594  1,685
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          4,585  4,729  5,007  5,543  6,117  7,563  4,914  5,540  6,418  6,957
------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



------------------------------------------------------------------------------------------------------------
                                                    FOR THE YEARS ENDING DECEMBER 31,
                             -------------------------------------------------------------------------------
                              2012    2011    2010    2009    2008    2007    2006    2005    2004    2003
------------------------------------------------------------------------------------------------------------
 EQ/COMMON STOCK INDEX
------------------------------------------------------------------------------------------------------------
   Unit value                $229.56 $201.73 $203.81 $178.67 $141.42 $255.59 $250.91 $230.23 $224.21 $199.56
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45
     number of units
     outstanding (000's)         134     155     180     204     232     289     361     422     469     489
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49
     number of units
     outstanding (000's)         408     444     467     502     423     392     361     370     430     484
------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
------------------------------------------------------------------------------------------------------------
   Unit value                $ 14.13 $ 13.91 $ 13.48 $ 12.94 $ 12.80 $ 14.28 $ 14.07 $ 13.73 $ 13.65 $ 13.32
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45
     number of units
     outstanding (000's)         625     662     752     800     782   1,284   1,359   1,399   1,172   1,191
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49
     number of units
     outstanding (000's)       9,765   9,160   9,069   8,565   6,813   8,678   7,950   8,015   8,979  10,672
------------------------------------------------------------------------------------------------------------
 EQ/DAVIS NEW YORK VENTURE
------------------------------------------------------------------------------------------------------------
   Unit value                $  9.85 $  8.94 $  9.52 $  8.65 $  6.63 $ 11.07 $ 10.84      --      --      --
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45
     number of units
     outstanding (000's)         151     191     199     237     263     156      35      --      --      --
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49
     number of units
     outstanding (000's)       4,570   5,090   5,553   6,031   5,304   3,797     665      --      --      --
------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
------------------------------------------------------------------------------------------------------------
   Unit value                $ 29.45 $ 25.96 $ 25.98 $ 23.07 $ 18.62 $ 30.17 $ 29.20 $ 15.77 $ 25.07 $ 23.10
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45
     number of units
     outstanding (000's)         549     590     647     761     812     979   1,200   1,369   1,508   1,538
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49
     number of units
     outstanding (000's)       4,671   4,883   5,014   4,766   4,288   4,204   3,534   3,726   4,345   4,750
------------------------------------------------------------------------------------------------------------
 EQ/EQUITY GROWTH PLUS
------------------------------------------------------------------------------------------------------------
   Unit value                $ 15.91 $ 14.15 $ 15.32 $ 13.50 $ 10.73 $ 18.25 $ 16.26 $ 15.11 $ 13.86 $ 12.74
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45
     number of units
     outstanding (000's)         497     591     711     866   1,092   1,275   1,408   1,386   1,261   1,331
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49
     number of units
     outstanding (000's)       6,322   6,980   7,854   9,136   9,050   5,863   2,666   1,390   1,251   1,338
------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



------------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDING DECEMBER 31,
                                       ---------------------------------------------------------------------------
                                        2012    2011    2010    2009    2008    2007    2006   2005   2004   2003
------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN CORE BALANCED
------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 10.68 $  9.75 $  9.90 $  9.03 $  7.03 $ 10.47 $10.42     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             515     520     506     654     619     694    200     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           8,436   7,905   7,472   8,263   8,326   6,851  1,076     --     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/FRANKLIN TEMPLETON ALLOCATION
------------------------------------------------------------------------------------------------------------------
   Unit value                          $  8.62 $  7.64 $  8.12 $  7.47 $  5.90 $  9.50     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             255     248     227     234     157     104     --     --     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          24,354  26,377  27,864  29,210  27,745  13,483     --     --     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 12.82 $ 12.38 $ 12.40 $ 11.49 $ 10.01 $ 11.80 $11.59 $10.49     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             143     184     161     130     138     180    116     33     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           2,202   2,259   2,245   1,717   1,577   1,416    425     11     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 39.01 $ 33.62 $ 35.38 $ 27.10 $ 19.46 $ 28.50 $26.49 $22.64 $22.05     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             275     300     297     280     243     223    148    129     30     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           3,829   3,903   4,112   3,958   3,270   2,211    519    111     63     --
------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL BOND PLUS
------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 12.34 $ 12.09 $ 11.76 $ 11.24 $ 11.19 $ 10.68 $ 9.92 $ 9.74     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             462     477     446     417     454     169     85      4     --     --
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           5,783   5,949   5,515   5,491   5,387   1,997    457      9     --     --
------------------------------------------------------------------------------------------------------------------
 EQ/GLOBAL MULTI-SECTOR EQUITY
------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 17.50 $ 15.19 $ 17.60 $ 16.04 $ 10.86 $ 25.86 $18.50 $13.71 $10.48 $ 8.61
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             813     908   1,057   1,240   1,328   1,520  1,689  1,667  1,556  1,439
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           7,373   7,953   8,828   9,622   8,369   5,992  2,602  1,632  1,515  1,462
------------------------------------------------------------------------------------------------------------------
 EQ/INTERMEDIATE GOVERNMENT BOND
------------------------------------------------------------------------------------------------------------------
   Unit value                          $ 20.03 $ 20.15 $ 19.44 $ 18.94 $ 19.69 $ 19.30 $18.35 $18.07 $18.13 $18.07
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             849     955   1,042   1,203   1,536   1,984  2,414  2,944  3,603  4,546
------------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           2,417   2,375   2,228   2,248   2,058     813    747    873  1,061  1,357
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



--------------------------------------------------------------------------------------------------------------
                                                          FOR THE YEARS ENDING DECEMBER 31,
                                       -----------------------------------------------------------------------
                                        2012   2011   2010   2009   2008   2007   2006   2005   2004    2003
--------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL CORE PLUS
--------------------------------------------------------------------------------------------------------------
   Unit value                          $11.81 $10.32 $12.62 $11.73 $ 8.81 $16.22 $14.30 $12.18 $ 10.56 $  9.44
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            281    327    360    418    371    338    355    366     328     238
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          5,881  6,307  6,351  6,484  4,686  3,598  2,904  2,599   2,863   2,832
--------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL EQUITY INDEX
--------------------------------------------------------------------------------------------------------------
   Unit value                          $12.31 $10.75 $12.44 $12.01 $ 9.60 $19.79 $17.99 $14.79 $ 13.03 $ 11.20
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)          1,317  1,531  1,710  2,027  2,398  2,956  3,446  3,745   3,983   4,195
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          5,593  6,041  6,247  6,599  6,749  5,611  1,983  1,000   1,008   1,052
--------------------------------------------------------------------------------------------------------------
 EQ/INTERNATIONAL VALUE PLUS
--------------------------------------------------------------------------------------------------------------
   Unit value                          $17.47 $15.11 $18.30 $17.53 $13.67 $24.36 $22.46 $18.15 $ 16.63 $ 13.89
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            479    556    605    665    781  1,017  1,158  1,158   1,121   1,114
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          4,684  5,124  5,532  5,490  5,347  4,881  3,580  3,145   3,356   3,673
--------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
--------------------------------------------------------------------------------------------------------------
   Unit value                          $13.95 $12.21 $13.09 $11.83 $ 9.09 $15.32 $15.76 $13.30 $ 12.99 $ 11.90
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            182    204    226    228    279    361    415    466     509     568
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          2,458  2,748  2,986  2,758  2,921  3,721  4,048  4,589   5,234   6,009
--------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP CORE PLUS
--------------------------------------------------------------------------------------------------------------
   Unit value                          $ 9.80 $ 8.66 $ 9.18 $ 8.17 $ 6.56 $10.64 $10.41 $ 9.36 $  8.87 $  8.08
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            176    190    221    246    276    327    412    507     599     642
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          2,088  2,282  2,525  2,683  2,845  3,557  4,130  4,965   5,788   6,613
--------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
--------------------------------------------------------------------------------------------------------------
   Unit value                          $ 8.44 $ 7.48 $ 7.42 $ 6.50 $ 4.85 $ 7.72 $ 6.88 $ 7.03 $  6.21 $  5.82
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)          1,654  1,817  1,989  2,378  2,657  3,164  4,038  4,648   5,347   6,234
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          6,653  7,060  7,310  7,663  7,722  7,920  7,569  9,117  10,421  11,828
--------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH PLUS
--------------------------------------------------------------------------------------------------------------
   Unit value                          $16.27 $14.53 $15.32 $13.60 $10.24 $16.84 $14.80 $13.94 $ 12.99 $ 11.72
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            625    718    773    887    909  1,065  1,228  1,421   1,652   1,886
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          4,081  4,411  2,793  3,016  2,719  2,698  2,090  2,422   2,867   3,344
--------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



------------------------------------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDING DECEMBER 31,
                                       ---------------------------------------------------------------------
                                        2012   2011   2010   2009   2008   2007   2006   2005   2004   2003
------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE INDEX
------------------------------------------------------------------------------------------------------------
   Unit value                          $ 6.58 $ 5.74 $ 5.84 $ 5.18 $ 4.42 $10.36 $11.19 $10.64     --     --
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            175    217     81     80     64     68     63     20     --     --
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          5,757  6,597  2,766  2,425  1,742  1,312    738    113     --     --
------------------------------------------------------------------------------------------------------------
 EQ/LARGE CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------
   Unit value                          $12.95 $11.36 $12.15 $10.95 $ 9.24 $16.56 $17.62 $14.75 $14.21 $12.72
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)          3,289  3,807  4,413  5,070  5,899  7,968  3,035  3,256  3,414  3,447
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          5,492  6,058  6,685  7,574  8,454  9,126  5,695  5,091  5,823  6,106
------------------------------------------------------------------------------------------------------------
 EQ/LORD ABBETT LARGE CAP CORE
------------------------------------------------------------------------------------------------------------
   Unit value                          $12.29 $10.82 $12.01 $10.71 $ 8.66 $12.75 $11.70 $10.55     --     --
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             85    121    115    110     81     35     30      5     --     --
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          2,090  2,347  2,449  2,041  1,080    497    138     45     --     --
------------------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------------------
   Unit value                          $15.13 $12.84 $14.61 $12.91 $ 9.55 $16.25 $14.20 $11.48     --     --
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            236    219    211    180    147    113     39     --     --     --
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          4,291  4,068  3,917  3,313  2,704  1,865    310      5     --     --
------------------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------------------
   Unit value                          $12.40 $10.76 $11.20 $ 9.04 $ 6.74 $13.50 $12.70 $11.56 $11.04 $ 9.67
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            965  1,101  1,260  1,483  1,671  2,075  2,486  2,857  3,046  3,156
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          6,584  6,910  7,480  7,799  7,091  6,060  4,317  4,297  4,997  5,343
------------------------------------------------------------------------------------------------------------
 EQ/MID CAP VALUE PLUS
------------------------------------------------------------------------------------------------------------
   Unit value                          $16.66 $14.26 $16.00 $13.27 $ 9.92 $16.67 $17.21 $15.54 $14.18 $12.22
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)          1,189  1,378  1,611  1,891  2,080  2,791  3,415  3,954  4,357  4,738
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          5,926  6,450  7,106  8,258  3,049  3,624  3,215  3,279  3,574  3,783
------------------------------------------------------------------------------------------------------------
 EQ/MONEY MARKET
------------------------------------------------------------------------------------------------------------
   Unit value                          $27.18 $27.61 $28.05 $28.48 $28.93 $28.78 $27.92 $27.14 $26.87 $27.08
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            413    545    661    807  1,454  1,294  1,184  1,196  1,317  1,572
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          2,652  3,062  2,790  3,955  5,634  3,506  2,933  1,954  2,306  3,186
------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                           FOR THE YEARS ENDING DECEMBER 31,
                                       --------------------------------------------------------------------------
                                        2012    2011    2010    2009    2008    2007   2006   2005   2004   2003
-----------------------------------------------------------------------------------------------------------------
 EQ/MONTAG & CALDWELL GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                          $  5.80 $  5.23 $  5.16 $  4.85 $  3.79 $ 5.74 $ 4.83 $ 4.54 $ 4.38     --
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             360     438     466     577     607    124     62     58      3     --
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           4,632   4,755   5,560   6,055   5,847  1,806    155     14      6     --
-----------------------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
-----------------------------------------------------------------------------------------------------------------
   Unit value                          $ 16.28 $ 15.20 $ 16.73 $ 12.84 $  8.31 $16.02 $13.29 $12.36     --     --
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             320     354     367     354     213    145     44     35     --     --
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           6,105   6,242   5,888   5,105   3,782  2,291    361     40     --     --
-----------------------------------------------------------------------------------------------------------------
 EQ/MUTUAL LARGE CAP EQUITY
-----------------------------------------------------------------------------------------------------------------
   Unit value                          $  9.37 $  8.33 $  8.86 $  8.04 $  6.53 $10.71 $10.70     --     --     --
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)              68      88      96     125     170    194     47     --     --     --
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           2,742   3,064   3,351   3,613   3,890  3,519    623     --     --     --
-----------------------------------------------------------------------------------------------------------------
 EQ/OPPENHEIMER GLOBAL
-----------------------------------------------------------------------------------------------------------------
   Unit value                          $ 11.10 $  9.37 $ 10.42 $  9.18 $  6.73 $11.54 $11.09     --     --     --
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             219     227     173      95      59     58     17     --     --     --
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           4,557   4,639   3,598   3,094   2,347  1,565    227     --     --     --
-----------------------------------------------------------------------------------------------------------------
 EQ/PIMCO ULTRA SHORT BOND
-----------------------------------------------------------------------------------------------------------------
   Unit value                          $ 10.54 $ 10.54 $ 10.73 $ 10.81 $ 10.17 $10.76 $ 9.81 $ 9.92     --     --
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             858   1,017   1,201   1,362   1,103    493    337    248     --     --
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          12,551  13,482  16,269  17,971  11,794  3,625  1,202    300     --     --
-----------------------------------------------------------------------------------------------------------------
 EQ/QUALITY BOND PLUS
-----------------------------------------------------------------------------------------------------------------
   Unit value                          $ 16.61 $ 16.43 $ 16.49 $ 15.77 $ 15.10 $16.41 $15.95 $15.60 $15.54 $15.21
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             276     289     351     392     279    352    389    490    489    495
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           4,524   4,345   4,269   3,756   1,534  1,355    630    455    480    519
-----------------------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
-----------------------------------------------------------------------------------------------------------------
   Unit value                          $ 17.44 $ 15.33 $ 16.22 $ 13.10 $ 10.55 $16.27 $16.83 $14.52 $14.15 $12.21
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             298     337     370     435     461    571    681    710    783    789
-----------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           3,874   4,203   4,357   4,503   2,777  2,196  1,231    854  1,001  1,152
-----------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



--------------------------------------------------------------------------------------------------------------
                                                          FOR THE YEARS ENDING DECEMBER 31,
                                       -----------------------------------------------------------------------
                                        2012    2011    2010   2009   2008   2007   2006   2005   2004   2003
--------------------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
--------------------------------------------------------------------------------------------------------------
   Unit value                          $ 17.37 $ 14.84 $15.37 $13.41 $ 9.55 $16.79 $15.90 $16.83 $16.44     --
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             360     358    396    405    410    471     27     41      9     --
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           4,654   4,329  4,145  3,402  2,310  2,146     71     15     --     --
--------------------------------------------------------------------------------------------------------------
 EQ/TEMPLETON GLOBAL EQUITY
--------------------------------------------------------------------------------------------------------------
   Unit value                          $  9.09 $  7.73 $ 8.57 $ 8.06 $ 6.29 $10.80 $10.75     --     --     --
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)              94      89     86    100     87    124     39     --     --     --
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           3,522   3,403  3,481  3,207  3,287  2,998    531     --     --     --
--------------------------------------------------------------------------------------------------------------
 EQ/UBS GROWTH AND INCOME
--------------------------------------------------------------------------------------------------------------
   Unit value                          $  5.58 $  5.02 $ 5.25 $ 4.71 $ 3.62 $ 6.12 $ 6.15 $ 5.47 $ 5.10     --
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)              96     129    112    103    116    141    158    107     --     --
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           3,078   2,795  2,555  2,496  2,130  1,796    424    102      6     --
--------------------------------------------------------------------------------------------------------------
 EQ/VAN KAMPEN COMSTOCK
--------------------------------------------------------------------------------------------------------------
   Unit value                          $ 11.42 $  9.80 $10.15 $ 8.95 $ 7.08 $11.41 $11.88 $10.41     --     --
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             107     118    105     98    107    123    142     85     --     --
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           2,148   2,264  2,134  2,153  2,035  1,990    900    131     --     --
--------------------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
--------------------------------------------------------------------------------------------------------------
   Unit value                          $ 12.02 $ 10.13 $10.94 $ 9.47 $ 6.86 $ 9.62 $ 8.78 $ 8.42 $ 8.23 $ 7,80
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)             565     528    448    430    348    402    432    488    647    514
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)           8,481   7,538  5,391  3,886  1,482  1,089    319    349    400    500
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER AGGRESSIVE EQUITY
--------------------------------------------------------------------------------------------------------------
   Unit value                          $ 53.41 $ 47.51 $51.49 $44.47 $32.90 $62.68 $57.17 $55.24 $51.85 $46.99
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)              91     105    125     92     39     49     62     76     88     99
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)             840     902  1,021    764    210    180    171    172    181    211
--------------------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
--------------------------------------------------------------------------------------------------------------
   Unit value                          $ 14.49 $ 13.96 $13.40 $12.81 $12.02 $11.91 $11.39 $11.14 $11.13 $10.88
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)           1,145   1,005    968    916    966  1,145  1,341  1,555  1,721  1,778
--------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          13,810  11,025  9,742  7,487  3,422  2,253  1,474  1,199  1,470  1,625
--------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)



------------------------------------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDING DECEMBER 31,
                                       ---------------------------------------------------------------------
                                        2012   2011   2010   2009   2008   2007   2006   2005   2004   2003
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------
   Unit value                          $12.15 $10.49 $12.99 $12.33 $ 9.64 $18.56 $16.77 $13.59 $11.96 $10.30
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            235    262    301    365    417    488    569    462    473    456
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          3,643  3,858  4,046  4,312  3,649  2,753  1,168    480    411    323
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP CORE EQUITY
------------------------------------------------------------------------------------------------------------
   Unit value                          $11.06 $ 9.81 $10.76 $ 9.80 $ 7.51 $12.62 $12.21 $10.92 $10.39 $ 9.62
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            142    156    166    191    192    251    302    332    382    403
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          1,148  1,155  1,066  1,086    981    750    346    269    397    296
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------
   Unit value                          $12.73 $11.19 $12.03 $10.80 $ 8.93 $14.50 $14.21 $12.10 $11.47 $10.18
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            244    291    349    391    462    510    606    636    613    560
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          2,553  2,766  3,050  3,315  3,416  2,431  1,285    919    809    635
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP GROWTH
------------------------------------------------------------------------------------------------------------
   Unit value                          $11.90 $10.47 $11.54 $ 9.24 $ 6.62 $11.92 $10.82 $10.03 $ 9.40 $ 8.54
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            312    349    414    445    535    685    807    975  1,099  1,103
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          2,318  2,342  2,479  2,357  1,770  1,398    884    663    773    720
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MID CAP VALUE
------------------------------------------------------------------------------------------------------------
   Unit value                          $14.43 $12.77 $14.96 $12.17 $ 8.56 $13.58 $13.78 $12.20 $11.54 $10.18
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            275    314    346    395    451    510    656    774    995    827
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          2,680  2,860  2,739  2,667  1,982  1,394    838    550    720    545
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER MULTI-SECTOR BOND
------------------------------------------------------------------------------------------------------------
   Unit value                          $28.99 $27.96 $27.03 $25.75 $23.85 $31.67 $31.19 $28.82 $28.41 $26.55
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            410    445    464    465    536    755    896  1,045  1,146  1,144
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          2,318  2,141  2,079  1,890  1,874  2,103  1,654  1,626  1,924  2,218
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------
   Unit value                          $ 7.62 $ 6.95 $ 8.37 $ 6.66 $ 5.03 $ 8.83 $ 8.65 $ 7.97 $ 7.53     --
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            144    161    192    253    240    362    218    117     30     --
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          4,047  4,125  4,459  4,460  3,484  2,924    627    195     11     --
------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2012. (CONTINUED)


------------------------------------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDING DECEMBER 31,
                                       ---------------------------------------------------------------------
                                        2012   2011   2010   2009   2008   2007   2006   2005   2004   2003
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER SMALL CAP VALUE
------------------------------------------------------------------------------------------------------------
   Unit value                          $16.47 $14.33 $15.99 $13.05 $10.48 $17.14 $19.31 $16.89 $16.39 $14.22
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            184    208    246    285    326    512    683    796    837    707
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          1,583  1,633  1,878  1,909  1,879  2,209  2,465  2,629  3,013  3,182
------------------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------------------
   Unit value                          $12.03 $10.78 $11.50 $ 9.92 $ 6.36 $12.21 $10.49 $ 9.93 $ 9.07 $ 8.77
------------------------------------------------------------------------------------------------------------
   Separate Account No. 45 number of
     units outstanding (000's)            773    873    979  1,106  1,152  1,391  1,590  1,869  2,185    284
------------------------------------------------------------------------------------------------------------
   Separate Account No. 49 number of
     units outstanding (000's)          5,169  5,030  5,183  5,240  4,243  3,629  2,459  2,792  3,478    278
------------------------------------------------------------------------------------------------------------

(21)HYPOTHETICAL ILLUSTRATION


ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS


The following table illustrates the changes in account value, cash value and the values of the "5% Roll-Up to age 80" guaranteed minimum death benefit, the Protection Plus/SM/ benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution, takes no withdrawals, and has a current account value of $105,000 in contract year 3. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in Portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.6)% and 3.4% for the Accumulator(R) contracts at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the 5% Roll up to age 80 Guaranteed minimum death benefit, Protection Plus/SM/ benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all contract charges. The values shown under "Lifetime Annual Guaranteed Minimum Income Benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime Annual Guaranteed Minimum Income Benefit" columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in the table reflect (1) investment management fees equivalent to an effective annual rate of 0.56%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.24% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all Portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of account value among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following table.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

VARIABLE DEFERRED ANNUITY
ACCUMULATOR(R)
$100,000 SINGLE CONTRIBUTION AND NO WITHDRAWALS
$105,000 YEAR 3 ACCOUNT VALUE
MALE, ISSUE AGE 60
BENEFITS:
   5% ROLL-UP TO AGE 80 GUARANTEED MINIMUM DEATH BENEFIT
   PROTECTION PLUS
   GUARANTEED MINIMUM INCOME BENEFIT


---------------------------------------------------------------------------------------------------------
                                              5% ROLL-UP                               LIFETIME ANNUAL
    CONTRACT                                TO AGE 80 GUARANTEED  TOTAL DEATH BENEFIT  GUARANTEED MINIMUM
AGE   YEAR    ACCOUNT VALUE    CASH VALUE   MINIMUM DEATH BENEFIT WITH PROTECTION PLUS INCOME BENEFIT
---------------------------------------------------------------------------------------------------------
               0%      6%      0%     6%      0%         6%         0%         6%        0%        6%
---------------------------------------------------------------------------------------------------------
60      0    100,000 100,000 93,000  93,000 100,000    100,000    100,000    100,000      N/A       N/A
---------------------------------------------------------------------------------------------------------
61      1     96,890 102,878 89,890  95,878 105,000    105,000    107,000    107,000      N/A       N/A
---------------------------------------------------------------------------------------------------------
62      2    105,000 105,000 99,000  99,000 110,250    110,250    114,350    114,350      N/A       N/A
---------------------------------------------------------------------------------------------------------
63      3    101,718 108,006 96,718 103,006 115,763    115,763    122,068    122,068      N/A       N/A
---------------------------------------------------------------------------------------------------------
64      4     98,511 111,090 94,511 107,090 121,551    121,551    130,171    130,171      N/A       N/A
---------------------------------------------------------------------------------------------------------
65      5     95,375 114,254 92,375 111,254 127,628    127,628    138,679    138,679      N/A       N/A
---------------------------------------------------------------------------------------------------------
66      6     92,307 117,501 90,307 115,501 134,010    134,010    147,613    147,613      N/A       N/A
---------------------------------------------------------------------------------------------------------
67      7     89,305 120,830 88,305 119,830 140,710    140,710    156,994    156,994      N/A       N/A
---------------------------------------------------------------------------------------------------------
68      8     86,366 124,246 86,366 124,246 147,746    147,746    166,844    166,844      N/A       N/A
---------------------------------------------------------------------------------------------------------
69      9     83,487 127,748 83,487 127,748 155,133    155,133    177,186    177,186      N/A       N/A
---------------------------------------------------------------------------------------------------------
70     10     80,665 131,338 80,665 131,338 162,889    162,889    188,045    188,045    9,627     9,627
---------------------------------------------------------------------------------------------------------
75     15     67,317 150,677 67,317 150,677 207,893    207,893    251,050    251,050   13,326    13,326
---------------------------------------------------------------------------------------------------------
80     20     54,990 172,475 54,990 172,475 265,330    265,330    331,462    331,462   18,069    18,069
---------------------------------------------------------------------------------------------------------
85     25     43,960 197,586 43,960 197,586 265,330    265,330    331,462    331,462   24,543    24,543
---------------------------------------------------------------------------------------------------------
90     30     38,151 231,213 38,151 231,213 265,330    265,330    331,462    331,462      N/A       N/A
---------------------------------------------------------------------------------------------------------
95     35     33,109 270,562 33,109 270,562 265,330    265,330    331,462    331,462      N/A       N/A
---------------------------------------------------------------------------------------------------------

THE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING INVESTMENT ALLOCATIONS MADE BY THE OWNER. THE ACCOUNT VALUE, CASH VALUE AND GUARANTEED BENEFITS FOR A CONTRACT WOULD BE DIFFERENT FROM THE ONES SHOWN IF THE ACTUAL GROSS RATE OF INVESTMENT RETURN AVERAGED 0% OR 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THE AVERAGE FOR INDIVIDUAL CONTRACT YEARS. WE CAN MAKE NO REPRESENTATION THAT THESE HYPOTHETICAL INVESTMENT RESULTS CAN BE ACHIEVED FOR ANY ONE YEAR OR CONTINUED OVER ANY PERIOD OF TIME. IN FACT, FOR ANY GIVEN PERIOD OF TIME, THE INVESTMENT RESULTS COULD BE NEGATIVE.

Appendix I

--------------------------------------------------------------------------------

The table below sets forth the dates of the most recent prospectuses, supplements to those prospectuses and statements of additional information and supplements you have received to date all of which are hereby incorporated by reference.

DATES OF PRIOR PROSPECTUSES AND SUPPLEMENTS




------------------------------------------------------------------------------------------------------------------
                                                               PRODUCT DISTRIBUTOR
                                 ---------------------------------------------------------------------------------
                                 AXA ADVISORS                             AXA DISTRIBUTORS
                                 ---------------------------------------------------------------------------------
                                 PROSPECTUS AND SAI                       PROSPECTUS AND SAI
PRODUCT NAME                     DATES               SUPPLEMENT DATES     DATES               SUPPLEMENT DATES
------------------------------------------------------------------------------------------------------------------
Accumulator(R) (IRA, NQ and QP)  5/1/98              5/1/98; 6/18/98;          5/1/98         5/1/98; 6/18/98;
Accumulator(R)                   (Accumulator only)  11/30/98 5/1/99;                         11/30/98; 5/1/99;
                                 5/1/99              5/1/00; 9/1/00;                          5/1/00; 9/1/00;
                                                     2/9/01; 9/1/01;                          2/9/01; 9/1/01;
                                                     1/14/02; 2/22/02;                        1/14/02; 2/22/02;
                                                     7/15/ 02; 8/20/02;                       7/15/02; 8/20/02;
                                                     1/6/03; 2/20/03;                         1/6/03; 2/20/03;
                                                     5/15/03; 8/15/03;                        5/15/ 03; 8/15/03;
                                                     11/24/03; 2/1/04;                        11/24/03; 2/1/04;
                                                     8/4/04; 8/10/04;                         8/4/04; 8/10/04;
                                                     12/13/ 04;                               12/13/04; 12/31/04;
                                                     12/31/04; 5/9/05;                        5/9/05; 6/10/05;
                                                     6/10/05; 6/17/05;                        6/17/05; 7/25/05;
                                                     7/25/05; 8/31/05;                        8/31/05; 12/2/05;
                                                     12/2/05; 2/8/06;                         2/8/06; 8/25/06;
                                                     8/25/06; 12/11/06;                       12/11/06; 5/1/07;
                                                     5/1/07; 8/24/07;                         8/24/07;9/19/ 07;
                                                     9/19/07; 10/19/07;                       10/19/07; 2/15/08;
                                                     2/15/08; 6/20/08;                        6/20/08; 7/21/08;
                                                     7/21/08; 8/15/08;                        8/15/08; 11/13/08;
                                                     11/13/08; 12/1/08;                       12/1/08;1/15/09;
                                                     1/15/09; 6/8/09;                         6/8/09; 8/17/ 09;
                                                     8/17/09; 8/18/09;                        8/18/09; 9/3/09;
                                                     9/3/ 09; 9/25/09;                        9/25/09; 1/7/10;
                                                     1/7/10; 2/1/10;                          2/1/10; 2/5/10;
                                                     2/5/10; 6/14/10;                         6/14/10; 8/25/10;
                                                     8/25/10; 12/15/10;                       12/15/10; 12/29/10;
                                                     12/29/10; 2/11/11;                       2/11/11; 6/30/11;
                                                     6/30/11; 8/16/11;                        8/16/11; 12/27/11;
                                                     12/27/11; 2/6/12;                        2/6/12; 6/20/12;
                                                     6/20/12; 2/15/13                         2/15/13
------------------------------------------------------------------------------------------------------------------

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Custodian and Independent Registered Public Accounting Firm   2

Distribution of the Contracts                                 2

Calculating Unit Values                                       2

Financial Statements                                          2

HOW TO OBTAIN AN ACCUMULATOR(R) STATEMENT OF ADDITIONAL INFORMATION

Send this request form to:
  Retirement Service Solutions
  P.O. Box 1547
  Secaucus, NJ 07096-1547


----------------------------------------------------------------------------------
Please send me a combined Accumulator(R) series SAI dated May 1, 2013
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip



                                                             Inforce Supplement
                                                                        #417007

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2013 TO THE CURRENT PROSPECTUSES AND SUPPLEMENTS TO THE PROSPECTUSES FOR:




..   ACCUMULATOR(R)
..   ACCUMULATOR(R) ELITE


..   ACCUMULATOR(R) PLUS
..   ACCUMULATOR(R) SELECT
..   ACCUMULATOR(R) SERIES

--------------------------------------------------------------------------------


This Supplement modifies certain information in the above-referenced prospectuses, supplements to prospectuses and statements of additional information (together the "Prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.


The purpose of this Supplement is to provide you with information regarding certain Portfolio substitutions. The Portfolios discussed below may not be available in all contracts. Please note the following:

1. CHANGES TO PORTFOLIOS OF AXA PREMIER VIP TRUST AND EQ ADVISORS TRUST

A. PORTFOLIO SUBSTITUTIONS -- COMBINATION OF CERTAIN VARIABLE INVESTMENT OPTIONS


Beginning on or about June 21, 2013, interests in certain variable investment options (the ''surviving options'') will replace interests in current variable investment options (the ''replaced options''), as listed in the table below. We will move the assets from each replaced option into the applicable surviving option at relative net asset value. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option. In addition, if you are enrolled in any optional rebalancing program, any election to rebalance with respect to a replaced option will be considered as a rebalancing election to the applicable surviving option.


You may transfer your account value among the investment options, as usual. These transfers will not count against the limit (if any) on the number of transfers permitted under your contract. However, we may impose restrictions on transfers to prevent or limit disruptive transfer and other ''market timing'' activities by contract owners or agents of contract owners as more fully described in "Disruptive transfer activity" under "Transferring your money among investment options." Any contract value remaining in a replaced option on the substitution date will be transferred to the corresponding surviving option. Please note that AXA Equitable will bear all expenses related to the substitutions, and it will have no tax consequences for you. Please contact the customer service center referenced in your Prospectus for more information about these options and for information on how to transfer your contract value.

The following is a list of each Replaced Portfolio(s) and its Surviving
Portfolio.


-------------------------------------------------------------------------------
 REPLACED (CURRENT)   SURVIVING (NEW)                     EFFECTIVE ON OR
 PORTFOLIO NAME(S)    PORTFOLIO NAME                      ABOUT:
-------------------------------------------------------------------------------
Multimanager Mid Cap  AXA Tactical Manager 400/(1)/       July 19, 2013
Growth
-------------------------------------------------------------------------------
Multimanager Small    AXA Tactical Manager 2000/(1)/      July 12, 2013
Cap Growth
Multimanager Small
Cap Value
-------------------------------------------------------------------------------
EQ/PIMCO Ultra Short  EQ/AllianceBernstein Short Duration July 19, 2013
Bond                  Government Bond/(1)/
-------------------------------------------------------------------------------
EQ/Global Bond PLUS   EQ/Core Bond Index                  July 26, 2013
Multimanager
Multi-Sector Bond
-------------------------------------------------------------------------------
EQ/Oppenheimer Global EQ/Global                           July 19, 2013
                      Multi-Sector Equity
-------------------------------------------------------------------------------
EQ/MFS International  EQ/International                    June 21, 2013
Growth                Core PLUS
Multimanager
International Equity
-------------------------------------------------------------------------------
EQ/Capital Guardian   EQ/Large Cap Core                   June 21, 2013
Research              PLUS
EQ/Davis New York
Venture
EQ/Lord Abbett Large
Cap Core
EQ/UBS Growth and
Income
Multimanager Large
Cap Core Equity
-------------------------------------------------------------------------------



                   IF
                   Accum Pre '02 - Accum 7.5                            #485412

-------------------------------------------------------------------------------
 REPLACED (CURRENT)        SURVIVING (NEW) PORTFOLIO
 PORTFOLIO NAME(S)         NAME                       EFFECTIVE ON OR ABOUT:
-------------------------------------------------------------------------------
Multimanager Aggressive    EQ/Large Cap Growth PLUS   July 12, 2013
Equity
EQ/Equity Growth PLUS
EQ/Montag & Caldwell
Growth
-------------------------------------------------------------------------------
EQ/T. Rowe Price Growth    EQ/Large Cap Growth PLUS   June 21, 2013
Stock
EQ/Wells Fargo Omega
Growth
-------------------------------------------------------------------------------
EQ/BlackRock Basic Value   EQ/Large Cap Value PLUS    July 26, 2013
Equity
EQ/Boston Advisors Equity
Income
EQ/JPMorgan Value
Opportunities
EQ/Van Kampen Comstock
Multimanager Large Cap
Value
-------------------------------------------------------------------------------
Multimanager Mid Cap Value EQ/Mid Cap Value PLUS      July 19, 2013
-------------------------------------------------------------------------------
Multimanager Core Bond     EQ/Quality Bond PLUS       July 19, 2013
-------------------------------------------------------------------------------


          (1)The Surviving Portfolio is new to your contract and will be added on May 20, 2013. However, the substitution will occur on the date listed in the chart above.



B. THE FOLLOWING INFORMATION REPLACES THE FIRST SENTENCE OF THE SIXTH PARAGRAPH AND THE LIST OF VARIABLE INVESTMENT OPTIONS IN THE "INVESTMENT OPTIONS"
   SECTION IN YOUR PROSPECTUS SUPPLEMENT OR THE "PORTFOLIOS OF THE TRUSTS" SECTION UNDER "CONTRACT FEATURES AND BENEFITS" IN YOUR PROSPECTUS. THE PROSPECTUSES FOR THE TRUSTS CONTAIN OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING.

PORTFOLIOS OF THE TRUSTS

As described in more detail in the underlying Portfolio prospectuses, the AXA Allocation Portfolios, the AXA Tactical Manager Portfolios, the EQ/Franklin Templeton Allocation Portfolio, and certain other affiliated Portfolios use futures and options to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is high.



----------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP                                                                  INVESTMENT MANAGER
 TRUST CLASS B                                                                    (OR SUB-ADVISER(S), AS
 SHARES PORTFOLIO NAME    OBJECTIVE                                               APPLICABLE)
----------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION Seeks to achieve long-term capital appreciation.        .   AXA Equitable
                                                                                      Funds Management Group,
                                                                                      LLC
----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE          Seeks to achieve a high level of current income.        .   AXA Equitable
  ALLOCATION                                                                          Funds Management Group,
                                                                                      LLC
----------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS     Seeks to achieve current income and growth of capital,  .   AXA Equitable
  ALLOCATION              with a greater emphasis on current income.                  Funds Management Group,
                                                                                      LLC
----------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION   Seeks to achieve long-term capital appreciation and     .   AXA Equitable
                          current income.                                             Funds Management Group,
                                                                                      LLC
----------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS         Seeks to achieve long-term capital appreciation and     .   AXA Equitable
  ALLOCATION              current income, with a greater emphasis on capital          Funds Management Group,
                          appreciation.                                               LLC
----------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY   Seeks to achieve long-term growth of capital.           .   Allianz Global Investors
                                                                                      US LLC
                                                                                  .   AXA Equitable Funds
                                                                                      Management Group, LLC
                                                                                  .   SSgA Funds Management,
                                                                                      Inc.
                                                                                  .   Wellington Management
                                                                                      Company, LLP
----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                            INVESTMENT MANAGER
 EQ ADVISORS TRUST CLASS                                                                    (OR SUB-ADVISER(S), AS
 IB SHARES PORTFOLIO NAME  OBJECTIVE                                                        APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 400   Seeks to achieve long-term growth of capital with an             .   AllianceBernstein L.P.
                           emphasis on risk-adjusted returns and managing volatility        .   AXA Equitable Funds
                           in the Portfolio.                                                    Management Group, LLC
                                                                                            .   BlackRock Investment
                                                                                                Management, LLC
--------------------------------------------------------------------------------------------------------------------------
AXA TACTICAL MANAGER 2000  Seeks to achieve long-term growth of capital with an             .   AllianceBernstein L.P.
                           emphasis on risk-adjusted returns and managing volatility        .   AXA Equitable Funds
                           in the Portfolio.                                                    Management Group, LLC
                                                                                            .   BlackRock Investment
                                                                                                Management, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN       Seeks to achieve a balance of current income and capital         .   AllianceBernstein, L.P.
  SHORT DURATION           appreciation, consistent with a prudent level of risk.
  GOVERNMENT BOND
--------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN       Seeks to achieve long-term growth of capital.                    .   AllianceBernstein L.P.
  SMALL CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------
EQ/AXA FRANKLIN SMALL      Seeks to achieve long-term total return with an emphasis         .   AXA Equitable Funds
  CAP VALUE CORE           on risk-adjusted returns and managing volatility in the              Management Group, LLC
                           Portfolio.                                                       .   BlackRock Investment
                                                                                                Management, LLC
                                                                                            .   Franklin Advisory
                                                                                                Services, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY        Seeks to achieve long-term capital appreciation.                 .   Calvert Investment
  RESPONSIBLE                                                                                   Management Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/COMMON STOCK INDEX      Seeks to achieve a total return before expenses that             .   AllianceBernstein L.P.
                           approximates the total return performance of the Russell
                           3000 Index, including reinvestment of dividends, at a risk level consistent with that of the Russell 3000 Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/CORE BOND INDEX         Seeks to achieve a total return before expenses that             .   AXA Equitable Funds
                           approximates the total return performance of the Barclays            Management Group, LLC
                           Intermediate U.S. Government/Credit Index, including             .   SSgA Funds Management,
                           reinvestment of dividends, at a risk level consistent with that      Inc.
                           of the Barclays Intermediate U.S. Government/Credit Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX        Seeks to achieve a total return before expenses that             .   AllianceBernstein L.P.
                           approximates the total return performance of the S&P 500
                           Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN CORE BALANCED  Seeks to maximize income while maintaining prospects             .   AXA Equitable Funds
                           for capital appreciation with an emphasis on risk-adjusted           Management Group, LLC
                           returns and managing volatility in the Portfolio.                .   BlackRock Investment
                                                                                                Management, LLC
                                                                                            .   Franklin Advisers, Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON      Primarily seeks capital appreciation and secondarily seeks       .   AXA Equitable Funds
  ALLOCATION               income.                                                              Management Group, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND       Seeks to achieve capital appreciation.                           .   GAMCO Asset Management,
  ACQUISITIONS                                                                                  Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY     Seeks to maximize capital appreciation.                          .   GAMCO Asset Management,
  VALUE                                                                                         Inc.
--------------------------------------------------------------------------------------------------------------------------
EQ/GLOBAL MULTI-SECTOR     Seeks to achieve long-term capital appreciation with an          .   AXA Equitable Funds
  EQUITY                   emphasis on risk-adjusted returns and managing volatility            Management Group, LLC
                           in the Portfolio.                                                .   BlackRock Investment
                                                                                                Management, LLC
                                                                                            .   Morgan Stanley Investment
                                                                                                Management Inc.
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                            INVESTMENT MANAGER
 EQ ADVISORS TRUST CLASS                                                                    (OR SUB-ADVISER(S), AS
 IB SHARES PORTFOLIO NAME  OBJECTIVE                                                        APPLICABLE)
--------------------------------------------------------------------------------------------------------------------------
EQ/INTERMEDIATE            Seeks to achieve a total return before expenses that             .   AXA Equitable Funds
  GOVERNMENT BOND          approximates the total return performance of the Barclays            Management Group, LLC
                           Intermediate U.S. Government Bond Index, including               .   SSgA Funds Management,
                           reinvestment of dividends, at a risk level consistent with that      Inc.
                           of the Barclays Intermediate U.S. Government Bond Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL CORE      Seeks to achieve long-term growth of capital with an             .   AXA Equitable Funds
  PLUS                     emphasis on risk-adjusted returns and managing volatility            Management Group, LLC
                           in the Portfolio.                                                .   BlackRock Investment
                                                                                                Management, LLC
                                                                                            .   Hirayama Investments, LLC
                                                                                            .   WHV Investment Management
--------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL EQUITY    Seeks to achieve a total return (before expenses) that           .   AllianceBernstein L.P.
  INDEX                    approximates the total return performance of a composite
                           index comprised of 40% DJ EURO STOXX 50 Index, 25%
                           FTSE 100 Index, 25% TOPIX Index, and 10% S&P/ASX
                           200 Index, including reinvestment of dividends, at a risk
                           level consistent with that of the composite index.
--------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL VALUE     Seeks to provide current income and long-term growth of          .   AXA Equitable Funds
  PLUS                     income, accompanied by growth of capital with an                     Management Group, LLC
                           emphasis on risk-adjusted returns and managing volatility        .   BlackRock Investment
                           in the Portfolio.                                                    Management, LLC
                                                                                            .   Northern Cross, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP CORE PLUS     Seeks to achieve long-term growth of capital with an             .   AXA Equitable Funds
                           emphasis on risk-adjusted returns and managing volatility            Management Group, LLC
                           in the Portfolio.                                                .   BlackRock Investment
                                                                                                Management, LLC
                                                                                            .   Institutional Capital LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH INDEX  Seeks to achieve a total return before expenses that             .   AllianceBernstein L.P.
                           approximates the total return performance of the
                           Russell 1000 Growth Index, including reinvestment of
                           dividends at a risk level consistent with that of the Russell
                           1000 Growth Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP GROWTH PLUS   Seeks to provide long-term capital growth with an                .   AXA Equitable Funds
                           emphasis on risk-adjusted returns and managing volatility            Management Group, LLC
                           in the Portfolio.                                                .   BlackRock Investment
                                                                                                Management, LLC
                                                                                            .   Marsico Capital
                                                                                                Management, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE INDEX   Seeks to achieve a total return before expenses that             .   SSgA Funds Management,
                           approximates the total return performance of the                     Inc.
                           Russell 1000 Value Index, including reinvestment of
                           dividends, at a risk level consistent with that of the Russell
                           1000 Value Index.
--------------------------------------------------------------------------------------------------------------------------
EQ/LARGE CAP VALUE PLUS    Seeks to achieve long-term growth of capital with an             .   AllianceBernstein L.P.
                           emphasis on risk-adjusted returns and managing volatility        .   AXA Equitable Funds
                           in the Portfolio.                                                    Management Group, LLC
--------------------------------------------------------------------------------------------------------------------------
EQ/MID CAP INDEX           Seeks to achieve a total return before expenses that             .   SSgA Funds Management,
                           approximates the total return performance of the S&P Mid             Inc.
                           Cap 400 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P Mid Cap 400 Index.

--------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                        INVESTMENT MANAGER
 EQ ADVISORS TRUST CLASS                                                                (OR SUB-ADVISER(S), AS
 IB SHARES PORTFOLIO NAME  OBJECTIVE                                                    APPLICABLE)
----------------------------------------------------------------------------------------------------------------------
EQ/MID CAP VALUE PLUS      Seeks to achieve long-term capital appreciation with an      .   AXA Equitable Funds
                           emphasis on risk adjusted returns and managing volatility        Management Group, LLC
                           in the Portfolio.                                            .   BlackRock Investment
                                                                                            Management, LLC
                                                                                        .   Wellington Management
                                                                                            Company, LLP
----------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET            Seeks to obtain a high level of current income, preserve     .   The Dreyfus Corporation
                           its assets and maintain liquidity.
----------------------------------------------------------------------------------------------------------------------
EQ/MORGAN STANLEY MID      Seeks to achieve capital growth.                             .   Morgan Stanley Investment
  CAP GROWTH                                                                                Management Inc.
----------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL LARGE CAP        Seeks to achieve capital appreciation, which may             .   AXA Equitable Funds
  EQUITY                   occasionally be short-term, with an emphasis on risk             Management Group, LLC
                           adjusted returns and managing volatility in the Portfolio.   .   BlackRock Investment
                                                                                            Management, LLC
                                                                                        .   Franklin Mutual Advisers,
                                                                                            LLC
----------------------------------------------------------------------------------------------------------------------
EQ/QUALITY BOND PLUS       Seeks to achieve high current income consistent with         .   AllianceBernstein L.P.
                           moderate risk to capital.
----------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX     Seeks to replicate as closely as possible (before expenses)  .   AllianceBernstein L.P.
                           the total return of the Russell 2000 Index.
----------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GLOBAL        Seeks to achieve long-term capital growth with an            .   AXA Equitable Funds
  EQUITY                   emphasis on risk adjusted returns and managing volatility        Management Group, LLC
                           in the Portfolio.                                            .   BlackRock Investment
                                                                                            Management, LLC
                                                                                        .   Templeton Investment
                                                                                            Counsel, LLC
----------------------------------------------------------------------------------------------------------------------



YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE TRUSTS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-789-7771.


C. IMPORTANT INFORMATION ABOUT THE EFFECTIVE ANNUAL ROLL-UP RATE CREDITED TO YOUR GUARANTEED MINIMUM DEATH BENEFIT BASE AND GUARANTEED MINIMUM INCOME BENEFITS BASE

   For the purposes of calculating any applicable guaranteed minimum death benefit base or guaranteed minimum income benefit base (hereinafter, "benefit base") that is computed based on an annual roll-up rate, the effective annual roll-up rate credited to your benefit base for each surviving option will not be less than the replaced option. For more information about these benefits, please see "Contract features and benefits" in your Prospectus, or your contract, or consult with your financial professional.

            ACCUMULATOR(R) SERIES IS ISSUED BY AND IS A REGISTERED
     SERVICE MARK OF AXA EQUITABLE LIFE INSURANCE COMPANY (AXA EQUITABLE).

   CO-DISTRIBUTED BY AFFILIATES AXA ADVISORS, LLC AND AXA DISTRIBUTORS, LLC
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104

   COPYRIGHT 2013 AXA EQUITABLE LIFE INSURANCE COMPANY. ALL RIGHTS RESERVED.
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104
                                (212) 554-1234

AXA Equitable Life Insurance Company

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2013 FOR ACCUMULATOR(R)

AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104



--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Accumulator(R) Prospectuses and/or supplements, dated May 1, 2013. These Prospectuses provide detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 45 and Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.


A copy of each Prospectus and supplement is available free of charge by writing the processing office (Retirement Service Solutions -- Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

        TABLE OF CONTENTS

        Who is AXA Equitable?                                        2

        Custodian and Independent Registered Public Accounting Firm  2

        Distribution of the Contracts                                2

        Calculating Unit Values                                      2

        Financial statements                                         2




             Copyright 2013 AXA Equitable Life Insurance Company.

    All rights reserved. Accumulator(R) is a registered service mark of AXA
                       Equitable Life Insurance Company.


                                                             Inforce supplement
                                                                        #417007

WHO IS AXA EQUITABLE?


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Accounts Nos. 45 and 49, respectively.


The financial statements of each Separate Account at December 31, 2012 and for each of the two years in the period ended December 31, 2012, and the consolidated financial statements of AXA Equitable at December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS


Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account
No. 49, AXA Equitable paid AXA Distributors, LLC distribution fees of $575,594,540 in 2012, $562,732,447 in 2011 and $399,625,078 in 2010, as the
distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $16,167,554, $15,092,209 and $10,963,063, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account Nos. 45 and 49, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2012, 2011 and 2010. AXA Equitable paid AXA Advisors as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 45 and Separate Account No. 49, $630,130,187 in 2012, $529,410,549 in 2011 and $576,147,169 in 2010. Of these amounts, AXA Advisors retained $371,036,017, $268,084,019 and $364,376,758, respectively.


CALCULATING UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. Unit values vary based on the amount of charges we deduct from the variable investment options.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                   a
                                   ----      --c
                               (   b   )

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by AXA Premier VIP Trust and EQ Advisors Trust, (the "Trusts") as applicable.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c)is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period.

ILLUSTRATION OF CHANGES IN ANNUITY UNIT VALUES

To show how we determine variable annuity payments from month to month, assume that the account value on the date annuity payments are to begin is enough to fund an annuity with a monthly payment of $363. Also assume that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be 345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

The financial statements of Separate Accounts No. 45 and 49, respectively, list investment options not currently offered under these contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

INDEX TO FINANCIAL STATEMENTS

 Report of Independent Registered Public Accounting Firm...............  FSA-2
 Financial Statements:
    Statements of Assets and Liabilities, December 31, 2012............  FSA-3
    Statements of Operations for the Year Ended December 31, 2012...... FSA-23
    Statements of Changes in Net Assets for the Years Ended
      December 31, 2012 and 2011....................................... FSA-34
    Notes to Financial Statements...................................... FSA-52

 AXA EQUITABLE LIFE INSURANCE COMPANY

 INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

 Report of Independent Registered Public Accounting Firm...............    F-1
 Consolidated Financial Statements:
    Consolidated Balance Sheets, December 31, 2012 and 2011............    F-2
    Consolidated Statements of Earnings (Loss), Years Ended
      December 31, 2012, 2011 and 2010.................................    F-3
    Consolidated Statements of Comprehensive Income (Loss), Years
      Ended December 31, 2012, 2011 and 2010...........................    F-4
    Consolidated Statements of Equity, Years Ended December 31, 2012,
      2011 and 2010....................................................    F-5
    Consolidated Statements of Cash Flows, Years Ended December 31,
      2012, 2011 and 2010..............................................    F-6
    Notes to Consolidated Financial Statements.........................    F-8

                                 FSA-1  #413316

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 45 of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account No. 45 of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements at December 31, 2012, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2012 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 22, 2013

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

                               AXA AGGRESSIVE AXA CONSERVATIVE AXA CONSERVATIVE-PLUS AXA MODERATE AXA MODERATE-PLUS
                                ALLOCATION*     ALLOCATION*         ALLOCATION*      ALLOCATION*     ALLOCATION*
                               -------------- ---------------- --------------------- ------------ -----------------
ASSETS:
Investments in shares of The
 Trusts, at fair value........  $18,311,081     $55,165,536         $41,890,095      $214,008,493    $91,935,907
Receivable for The Trusts
 shares sold..................           --              --                  --             5,175          7,303
Receivable for policy-related
 transactions.................       43,853          19,944             132,493                --             --
                                -----------     -----------         -----------      ------------    -----------
   Total assets...............   18,354,934      55,185,480          42,022,588       214,013,668     91,943,210
                                -----------     -----------         -----------      ------------    -----------

LIABILITIES:
Payable for The Trusts shares
 purchased....................       43,853          19,944             132,493                --             --
Payable for policy-related
 transactions.................           --              --                  --             5,175          7,303
                                -----------     -----------         -----------      ------------    -----------
   Total liabilities..........       43,853          19,944             132,493             5,175          7,303
                                -----------     -----------         -----------      ------------    -----------
NET ASSETS....................  $18,311,081     $55,165,536         $41,890,095      $214,008,493    $91,935,907
                                ===========     ===========         ===========      ============    ===========

NET ASSETS:
Accumulation Unit Value.......  $18,296,789     $55,157,709         $41,883,372      $211,907,942    $91,928,193
Retained by AXA Equitable in
 Separate Account No. 45......       14,292           7,827               6,723         2,100,551          7,714
                                -----------     -----------         -----------      ------------    -----------
TOTAL NET ASSETS..............  $18,311,081     $55,165,536         $41,890,095      $214,008,493    $91,935,907
                                ===========     ===========         ===========      ============    ===========

Investments in shares of The
 Trusts, at cost..............  $17,238,140     $55,664,824         $41,324,270      $227,798,644    $93,250,660
The Trusts shares held
   Class A....................           --              --                  --         1,911,528             --
   Class B....................    1,841,528       5,742,402           4,345,450        14,091,767      8,947,754

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                    EQ/AXA FRANKLIN EQ/BLACKROCK    EQ/BOSTON
                               EQ/ALLIANCEBERNSTEIN    SMALL CAP    BASIC VALUE  ADVISORS EQUITY
                                SMALL CAP GROWTH*     VALUE CORE*     EQUITY*        INCOME*
                               -------------------- --------------- ------------ ---------------
ASSETS:
Investments in shares of The
 Trusts, at fair value........     $50,650,363        $1,234,558    $64,113,733    $8,864,904
Receivable for The Trusts
 shares sold..................           8,525               290         53,287         1,387
                                   -----------        ----------    -----------    ----------
   Total assets...............      50,658,888         1,234,848     64,167,020     8,866,291
                                   -----------        ----------    -----------    ----------

LIABILITIES:
Payable for policy-related
 transactions.................           8,525               290         53,287         1,387
                                   -----------        ----------    -----------    ----------
   Total liabilities..........           8,525               290         53,287         1,387
                                   -----------        ----------    -----------    ----------
NET ASSETS....................     $50,650,363        $1,234,558    $64,113,733    $8,864,904
                                   ===========        ==========    ===========    ==========

NET ASSETS:
Accumulation Unit Value.......     $50,594,832        $1,234,382    $64,075,466    $8,821,597
Retained by AXA Equitable in
 Separate Account No. 45......          55,531               176         38,267        43,307
                                   -----------        ----------    -----------    ----------
TOTAL NET ASSETS..............     $50,650,363        $1,234,558    $64,113,733    $8,864,904
                                   ===========        ==========    ===========    ==========

Investments in shares of The
 Trusts, at cost..............     $46,203,229        $1,116,007    $61,726,829    $7,477,072
The Trusts shares held
   Class A....................         112,328                --             --            --
   Class B....................       2,991,276           115,229      4,379,316     1,508,350

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                    EQ/CALVERT  EQ/CAPITAL
                                                     SOCIALLY    GUARDIAN    EQ/COMMON   EQ/CORE BOND EQ/DAVIS NEW  EQ/EQUITY 500
                                                   RESPONSIBLE* RESEARCH*   STOCK INDEX*    INDEX*    YORK VENTURE*    INDEX*
                                                   ------------ ----------- ------------ ------------ ------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value   $873,029   $33,602,721 $182,045,574 $27,299,773   $4,006,287    $62,974,964
Receivable for The Trusts shares sold.............        216         9,301       35,394      78,077          882         26,012
                                                     --------   ----------- ------------ -----------   ----------    -----------
   Total assets...................................    873,245    33,612,022  182,080,968  27,377,850    4,007,169     63,000,976
                                                     --------   ----------- ------------ -----------   ----------    -----------

LIABILITIES:
Payable for policy-related transactions...........        216         9,301       35,394      78,077          882         26,012
                                                     --------   ----------- ------------ -----------   ----------    -----------
   Total liabilities..............................        216         9,301       35,394      78,077          882         26,012
                                                     --------   ----------- ------------ -----------   ----------    -----------
NET ASSETS........................................   $873,029   $33,602,721 $182,045,574 $27,299,773   $4,006,287    $62,974,964
                                                     ========   =========== ============ ===========   ==========    ===========

NET ASSETS:
Accumulation Unit Value...........................   $861,147   $33,548,738 $181,853,415 $27,293,195   $4,005,486    $62,901,185
Retained by AXA Equitable in Separate Account
 No. 45...........................................     11,882        53,983      192,159       6,578          801         73,779
                                                     --------   ----------- ------------ -----------   ----------    -----------
TOTAL NET ASSETS..................................   $873,029   $33,602,721 $182,045,574 $27,299,773   $4,006,287    $62,974,964
                                                     ========   =========== ============ ===========   ==========    ===========

Investments in shares of The Trusts, at cost......   $803,814   $30,787,414 $193,762,872 $26,539,534   $3,263,523    $58,141,254
The Trusts shares held
   Class A........................................         --            --    1,419,238          --           --             --
   Class B........................................    105,117     2,301,839    8,665,548   2,685,600      390,272      2,548,671

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                        EQ/FRANKLIN   EQ/GAMCO
                                                      EQ/EQUITY GROWTH EQ/FRANKLIN CORE  TEMPLETON   MERGERS AND  EQ/GAMCO SMALL
                                                           PLUS*          BALANCED*     ALLOCATION* ACQUISITIONS* COMPANY VALUE*
                                                      ---------------- ---------------- ----------- ------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $25,418,961      $16,126,767    $6,731,564   $6,322,019    $34,878,292
Receivable for The Trusts shares sold................         6,522           23,591            --        1,658         42,377
Receivable for policy-related transactions...........            --               --        84,548           --             --
                                                        -----------      -----------    ----------   ----------    -----------
   Total assets......................................    25,425,483       16,150,358     6,816,112    6,323,677     34,920,669
                                                        -----------      -----------    ----------   ----------    -----------

LIABILITIES:
Payable for The Trusts shares purchased..............            --               --        84,548           --             --
Payable for policy-related transactions..............         6,522           23,591            --        1,658         42,377
                                                        -----------      -----------    ----------   ----------    -----------
   Total liabilities.................................         6,522           23,591        84,548        1,658         42,377
                                                        -----------      -----------    ----------   ----------    -----------
NET ASSETS...........................................   $25,418,961      $16,126,767    $6,731,564   $6,322,019    $34,878,292
                                                        ===========      ===========    ==========   ==========    ===========

NET ASSETS:
Accumulation Unit Value..............................   $25,337,588      $16,126,266    $6,731,013   $6,317,986    $34,768,188
Retained by AXA Equitable in Separate Account No. 45.        81,373              501           551        4,033        110,104
                                                        -----------      -----------    ----------   ----------    -----------
TOTAL NET ASSETS.....................................   $25,418,961      $16,126,767    $6,731,564   $6,322,019    $34,878,292
                                                        ===========      ===========    ==========   ==========    ===========

Investments in shares of The Trusts, at cost.........   $24,288,575      $14,752,998    $6,181,279   $6,120,075    $26,406,148
The Trusts shares held
   Class B...........................................     1,601,813        1,808,112       818,174      505,601        824,984

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                             EQ/INTERMEDIATE
                                                             EQ/GLOBAL BOND EQ/GLOBAL MULTI-   GOVERNMENT    EQ/INTERNATIONAL
                                                                 PLUS*       SECTOR EQUITY*       BOND*         CORE PLUS*
                                                             -------------- ---------------- --------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value..........  $16,613,520     $43,938,166      $41,484,820     $11,355,319
Receivable for The Trusts shares sold.......................        3,126          44,329           25,494           1,428
                                                              -----------     -----------      -----------     -----------
   Total assets.............................................   16,616,646      43,982,495       41,510,314      11,356,747
                                                              -----------     -----------      -----------     -----------

LIABILITIES:
Payable for policy-related transactions.....................        3,126          44,329           25,494           1,428
                                                              -----------     -----------      -----------     -----------
   Total liabilities........................................        3,126          44,329           25,494           1,428
                                                              -----------     -----------      -----------     -----------
NET ASSETS..................................................  $16,613,520     $43,938,166      $41,484,820     $11,355,319
                                                              ===========     ===========      ===========     ===========

NET ASSETS:
Accumulation Unit Value.....................................  $16,612,893     $43,896,832      $41,465,642     $11,317,945
Retained by AXA Equitable in Separate Account No. 45........          627          41,334           19,178          37,374
                                                              -----------     -----------      -----------     -----------
TOTAL NET ASSETS............................................  $16,613,520     $43,938,166      $41,484,820     $11,355,319
                                                              ===========     ===========      ===========     ===========

Investments in shares of The Trusts, at cost................  $16,962,619     $42,722,759      $39,741,811     $11,056,398
The Trusts shares held
   Class A..................................................           --              --          173,365              --
   Class B..................................................    1,686,586       3,555,443        3,839,285       1,281,738

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                                  EQ/JPMORGAN
                               EQ/INTERNATIONAL EQ/INTERNATIONAL     VALUE      EQ/LARGE CAP EQ/LARGE CAP
                                EQUITY INDEX*     VALUE PLUS*    OPPORTUNITIES*  CORE PLUS*  GROWTH INDEX*
                               ---------------- ---------------- -------------- ------------ -------------
ASSETS:
Investments in shares of The
 Trusts, at fair value........   $54,781,877      $25,910,477     $13,938,964    $4,489,672   $41,595,475
Receivable for The Trusts
 shares sold..................        25,830           16,397           7,400         1,646        18,979
                                 -----------      -----------     -----------    ----------   -----------
   Total assets...............    54,807,707       25,926,874      13,946,364     4,491,318    41,614,454
                                 -----------      -----------     -----------    ----------   -----------

LIABILITIES:
Payable for policy-related
 transactions.................        25,830           16,397           7,400         1,646        18,979
                                 -----------      -----------     -----------    ----------   -----------
   Total liabilities..........        25,830           16,397           7,400         1,646        18,979
                                 -----------      -----------     -----------    ----------   -----------
NET ASSETS....................   $54,781,877      $25,910,477     $13,938,964    $4,489,672   $41,595,475
                                 ===========      ===========     ===========    ==========   ===========

NET ASSETS:
Accumulation Unit Value.......   $54,747,673      $25,877,115     $13,933,497    $4,482,746   $41,571,763
Retained by AXA Equitable in
 Separate Account No. 45......        34,204           33,362           5,467         6,926        23,712
                                 -----------      -----------     -----------    ----------   -----------
TOTAL NET ASSETS..............   $54,781,877      $25,910,477     $13,938,964    $4,489,672   $41,595,475
                                 ===========      ===========     ===========    ==========   ===========

Investments in shares of The
 Trusts, at cost..............   $66,148,775      $29,250,880     $14,125,932    $5,117,134   $31,554,861
The Trusts shares held
   Class A....................       680,369               --              --            --            --
   Class B....................     6,060,261        2,343,500       1,321,624       648,433     4,230,718

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                                                         EQ/MFS
                               EQ/LARGE CAP EQ/LARGE CAP EQ/LARGE CAP EQ/LORD ABBETT  INTERNATIONAL
                               GROWTH PLUS* VALUE INDEX* VALUE PLUS*  LARGE CAP CORE*    GROWTH*
                               ------------ ------------ ------------ --------------- -------------
ASSETS:
Investments in shares of The
 Trusts, at fair value........ $46,346,579   $5,403,549  $139,196,751   $3,781,568     $12,770,752
Receivable for The Trusts
 shares sold..................      25,489        2,542        78,069          777           1,812
                               -----------   ----------  ------------   ----------     -----------
   Total assets...............  46,372,068    5,406,091   139,274,820    3,782,345      12,772,564
                               -----------   ----------  ------------   ----------     -----------

LIABILITIES:
Payable for policy-related
 transactions.................      25,489        2,542        78,069          777           1,812
                               -----------   ----------  ------------   ----------     -----------
   Total liabilities..........      25,489        2,542        78,069          777           1,812
                               -----------   ----------  ------------   ----------     -----------
NET ASSETS.................... $46,346,579   $5,403,549  $139,196,751   $3,781,568     $12,770,752
                               ===========   ==========  ============   ==========     ===========

NET ASSETS:
Accumulation Unit Value....... $46,322,853   $5,400,380  $139,115,423   $3,780,413     $12,768,769
Retained by AXA Equitable in
 Separate Account No. 45......      23,726        3,169        81,328        1,155           1,983
                               -----------   ----------  ------------   ----------     -----------
TOTAL NET ASSETS.............. $46,346,579   $5,403,549  $139,196,751   $3,781,568     $12,770,752
                               ===========   ==========  ============   ==========     ===========

Investments in shares of The
 Trusts, at cost.............. $43,313,908   $4,566,107  $175,408,078   $3,475,404     $11,467,270
The Trusts shares held
   Class A....................          --           --     1,088,960           --              --
   Class B....................   2,567,799      916,783    11,715,272      301,875       1,926,871

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                   EQ/MONTAG &    EQ/MORGAN
                                                 EQ/MID CAP VALUE                   CALDWELL   STANLEY MID CAP
                               EQ/MID CAP INDEX*      PLUS*       EQ/MONEY MARKET*   GROWTH*       GROWTH*
                               ----------------- ---------------- ---------------- ----------- ---------------
ASSETS:
Investments in shares of The
 Trusts, at fair value........    $27,838,641      $51,881,148      $52,103,804    $5,909,058    $17,649,880
Receivable for The Trusts
 shares sold..................             --           21,972               --        12,658         28,845
Receivable for policy-related
 transactions.................         14,149               --          285,067            --             --
                                  -----------      -----------      -----------    ----------    -----------
   Total assets...............     27,852,790       51,903,120       52,388,871     5,921,716     17,678,725
                                  -----------      -----------      -----------    ----------    -----------

LIABILITIES:
Payable for The Trusts shares
 purchased....................         14,149               --          285,067            --             --
Payable for policy-related
 transactions.................             --           21,972               --        12,658         28,845
                                  -----------      -----------      -----------    ----------    -----------
   Total liabilities..........         14,149           21,972          285,067        12,658         28,845
                                  -----------      -----------      -----------    ----------    -----------
NET ASSETS....................    $27,838,641      $51,881,148      $52,103,804    $5,909,058    $17,649,880
                                  ===========      ===========      ===========    ==========    ===========

NET ASSETS:
Accumulation Unit Value.......    $27,825,503      $51,846,929      $52,077,418    $5,906,460    $17,646,260
Retained by AXA Equitable in
 Separate Account No. 45......         13,138           34,219           26,386         2,598          3,620
                                  -----------      -----------      -----------    ----------    -----------
TOTAL NET ASSETS..............    $27,838,641      $51,881,148      $52,103,804    $5,909,058    $17,649,880
                                  ===========      ===========      ===========    ==========    ===========

Investments in shares of The
 Trusts, at cost..............    $25,701,219      $50,412,262      $52,104,937    $4,849,043    $17,914,235
The Trusts shares held
   Class A....................             --               --        4,369,242            --             --
   Class B....................      2,981,683        4,956,673       47,732,267       844,913      1,139,923

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                               EQ/MUTUAL LARGE EQ/OPPENHEIMER EQ/PIMCO ULTRA EQ/QUALITY BOND    EQ/SMALL
                                 CAP EQUITY*      GLOBAL*      SHORT BOND*        PLUS*      COMPANY INDEX*
                               --------------- -------------- -------------- --------------- --------------
ASSETS:
Investments in shares of The
 Trusts, at fair value........   $2,836,850      $8,242,115    $28,168,508     $13,261,850    $17,443,708
Receivable for The Trusts
 shares sold..................       24,560           2,695             --           4,391          4,877
Receivable for policy-related
 transactions.................           --              --         32,863              --             --
                                 ----------      ----------    -----------     -----------    -----------
   Total assets...............    2,861,410       8,244,810     28,201,371      13,266,241     17,448,585
                                 ----------      ----------    -----------     -----------    -----------

LIABILITIES:
Payable for The Trusts shares
 purchased....................           --              --         32,863              --             --
Payable for policy-related
 transactions.................       24,560           2,695             --           4,391          4,877
                                 ----------      ----------    -----------     -----------    -----------
   Total liabilities..........       24,560           2,695         32,863           4,391          4,877
                                 ----------      ----------    -----------     -----------    -----------
NET ASSETS....................   $2,836,850      $8,242,115    $28,168,508     $13,261,850    $17,443,708
                                 ==========      ==========    ===========     ===========    ===========

NET ASSETS:
Accumulation Unit Value.......   $2,836,540      $8,241,689    $28,166,056     $13,253,628    $17,420,672
Retained by AXA Equitable in
 Separate Account No. 45......          310             426          2,452           8,222         23,036
                                 ----------      ----------    -----------     -----------    -----------
TOTAL NET ASSETS..............   $2,836,850      $8,242,115    $28,168,508     $13,261,850    $17,443,708
                                 ==========      ==========    ===========     ===========    ===========

Investments in shares of The
 Trusts, at cost..............   $2,585,977      $7,630,496    $28,138,886     $13,791,955    $15,844,869
The Trusts shares held
   Class B....................      302,394         721,355      2,823,341       1,545,915      1,795,585

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                   EQ/T. ROWE PRICE  EQ/TEMPLETON  EQ/UBS GROWTH & EQ/VAN KAMPEN EQ/WELLS FARGO
                                                    GROWTH STOCK*   GLOBAL EQUITY*     INCOME*       COMSTOCK*   OMEGA GROWTH*
                                                   ---------------- -------------- --------------- ------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value   $16,395,058      $2,745,568     $1,643,997     $5,646,984    $22,565,341
Receivable for The Trusts shares sold.............       445,847             528            216          3,406         31,501
                                                     -----------      ----------     ----------     ----------    -----------
   Total assets...................................    16,840,905       2,746,096      1,644,213      5,650,390     22,596,842
                                                     -----------      ----------     ----------     ----------    -----------

LIABILITIES:
Payable for policy-related transactions...........       445,847             528            216          3,406         31,501
                                                     -----------      ----------     ----------     ----------    -----------
   Total liabilities..............................       445,847             528            216          3,406         31,501
                                                     -----------      ----------     ----------     ----------    -----------
NET ASSETS........................................   $16,395,058      $2,745,568     $1,643,997     $5,646,984    $22,565,341
                                                     ===========      ==========     ==========     ==========    ===========

NET ASSETS:
Accumulation Unit Value...........................   $16,373,574      $2,745,519     $1,640,059     $5,639,943    $22,560,582
Retained by AXA Equitable in Separate Account
 No. 45...........................................        21,484              49          3,938          7,041          4,759
                                                     -----------      ----------     ----------     ----------    -----------
TOTAL NET ASSETS..................................   $16,395,058      $2,745,568     $1,643,997     $5,646,984    $22,565,341
                                                     ===========      ==========     ==========     ==========    ===========

Investments in shares of The Trusts, at cost......   $14,055,395      $2,367,807     $1,517,122     $4,324,905    $20,356,275
The Trusts shares held
   Class B........................................       683,430         300,150        256,072        523,166      2,043,494

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                               MULTIMANAGER              MULTIMANAGER   MULTIMANAGER
                                AGGRESSIVE  MULTIMANAGER INTERNATIONAL LARGE CAP CORE   MULTIMANAGER
                                 EQUITY*     CORE BOND*     EQUITY*       EQUITY*     LARGE CAP VALUE*
                               ------------ ------------ ------------- -------------- ----------------
ASSETS:
Investments in shares of The
 Trusts, at fair value........ $30,516,730  $50,519,289   $8,685,296     $3,258,541      $8,135,972
Receivable for The Trusts
 shares sold..................      11,245           --        1,478          3,143           2,064
Receivable for policy-related
 transactions.................          --       90,108           --             --              --
                               -----------  -----------   ----------     ----------      ----------
   Total assets...............  30,527,975   50,609,397    8,686,774      3,261,684       8,138,036
                               -----------  -----------   ----------     ----------      ----------

LIABILITIES:
Payable for The Trusts shares
 purchased....................          --       90,108           --             --              --
Payable for policy-related
 transactions.................      11,245           --        1,478          3,143           2,064
                               -----------  -----------   ----------     ----------      ----------
   Total liabilities..........      11,245       90,108        1,478          3,143           2,064
                               -----------  -----------   ----------     ----------      ----------
NET ASSETS.................... $30,516,730  $50,519,289   $8,685,296     $3,258,541      $8,135,972
                               ===========  ===========   ==========     ==========      ==========

NET ASSETS:
Accumulation Unit Value....... $29,664,827  $50,477,913   $8,673,254     $3,140,880      $8,126,009
Retained by AXA Equitable in
 Separate Account No. 45......     851,903       41,376       12,042        117,661           9,963
                               -----------  -----------   ----------     ----------      ----------
TOTAL NET ASSETS.............. $30,516,730  $50,519,289   $8,685,296     $3,258,541      $8,135,972
                               ===========  ===========   ==========     ==========      ==========

Investments in shares of The
 Trusts, at cost.............. $30,150,625  $51,925,842   $8,978,644     $3,147,568      $7,519,321
The Trusts shares held
   Class A....................     220,223           --           --             --              --
   Class B....................     840,836    4,902,131      844,331        304,814         779,502

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                              MULTIMANAGER MULTIMANAGER MULTIMANAGER
                                MULTIMANAGER    MULTIMANAGER  MULTI-SECTOR  SMALL CAP    SMALL CAP
                               MID CAP GROWTH* MID CAP VALUE*    BOND*       GROWTH*       VALUE*
                               --------------- -------------- ------------ ------------ ------------
ASSETS:
Investments in shares of The
 Trusts, at fair value........   $9,332,462     $10,585,913   $38,298,318   $3,390,810   $9,590,896
Receivable for The Trusts
 shares sold..................        2,741           2,657            --          979        4,959
Receivable for policy-related
 transactions.................           --              --        81,171           --           --
                                 ----------     -----------   -----------   ----------   ----------
   Total assets...............    9,335,203      10,588,570    38,379,489    3,391,789    9,595,855
                                 ----------     -----------   -----------   ----------   ----------

LIABILITIES:
Payable for The Trusts shares
 purchased....................           --              --        81,171           --           --
Payable for policy-related
 transactions.................        2,741           2,657            --          979        4,959
                                 ----------     -----------   -----------   ----------   ----------
   Total liabilities..........        2,741           2,657        81,171          979        4,959
                                 ----------     -----------   -----------   ----------   ----------
NET ASSETS....................   $9,332,462     $10,585,913   $38,298,318   $3,390,810   $9,590,896
                                 ==========     ===========   ===========   ==========   ==========

NET ASSETS:
Accumulation Unit Value.......   $9,313,522     $10,577,050   $38,272,761   $3,314,057   $9,570,936
Retained by AXA Equitable in
 Separate Account No. 45......       18,940           8,863        25,557       76,753       19,960
                                 ----------     -----------   -----------   ----------   ----------
TOTAL NET ASSETS..............   $9,332,462     $10,585,913   $38,298,318   $3,390,810   $9,590,896
                                 ==========     ===========   ===========   ==========   ==========

Investments in shares of The
 Trusts, at cost..............   $7,668,448     $ 8,520,795   $43,962,704   $3,291,347   $7,807,925
The Trusts shares held
   Class A....................           --              --       481,645           --           --
   Class B....................      976,312       1,081,813     9,044,377      409,036      841,670

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                      MULTIMANAGER
                                                      TECHNOLOGY*
                                                      ------------
ASSETS:
Investments in shares of The Trusts, at fair value... $19,871,710
Receivable for The Trusts shares sold................       4,051
                                                      -----------
   Total assets......................................  19,875,761
                                                      -----------
LIABILITIES:
Payable for policy-related transactions..............       4,051
                                                      -----------
   Total liabilities.................................       4,051
                                                      -----------
NET ASSETS........................................... $19,871,710
                                                      ===========
NET ASSETS:
Accumulation Unit Value.............................. $19,802,286
Retained by AXA Equitable in Separate Account No. 45.      69,424
                                                      -----------
TOTAL NET ASSETS..................................... $19,871,710
                                                      ===========
Investments in shares of The Trusts, at cost......... $16,155,935
The Trusts shares held
   Class B...........................................   1,436,992

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE  (000'S)+
                                       -------- --------------- ---------- -----------
AXA AGGRESSIVE ALLOCATION.............  1.15%          B          $12.12        372
AXA AGGRESSIVE ALLOCATION.............  1.35%          B          $11.91        564
AXA AGGRESSIVE ALLOCATION.............  1.55%          B          $11.69        515
AXA AGGRESSIVE ALLOCATION.............  1.60%          B          $11.64         90

AXA CONSERVATIVE ALLOCATION...........  1.15%          B          $12.11      1,201
AXA CONSERVATIVE ALLOCATION...........  1.35%          B          $11.89      1,350
AXA CONSERVATIVE ALLOCATION...........  1.55%          B          $11.68      1,529
AXA CONSERVATIVE ALLOCATION...........  1.60%          B          $11.63        565
AXA CONSERVATIVE ALLOCATION...........  1.70%          B          $12.06         12

AXA CONSERVATIVE-PLUS ALLOCATION......  1.15%          B          $12.06        846
AXA CONSERVATIVE-PLUS ALLOCATION......  1.35%          B          $11.84        928
AXA CONSERVATIVE-PLUS ALLOCATION......  1.55%          B          $11.63      1,012
AXA CONSERVATIVE-PLUS ALLOCATION......  1.60%          B          $11.58        764
AXA CONSERVATIVE-PLUS ALLOCATION......  1.70%          B          $12.20          6

AXA MODERATE ALLOCATION...............  1.15%          A          $56.68        420
AXA MODERATE ALLOCATION...............  0.50%          B          $63.37          1
AXA MODERATE ALLOCATION...............  1.15%          B          $53.11        607
AXA MODERATE ALLOCATION...............  1.35%          B          $50.29      1,412
AXA MODERATE ALLOCATION...............  1.55%          B          $47.62      1,165
AXA MODERATE ALLOCATION...............  1.60%          B          $46.97        622
AXA MODERATE ALLOCATION...............  1.70%          B          $45.70          3

AXA MODERATE-PLUS ALLOCATION..........  1.15%          B          $12.41      1,540
AXA MODERATE-PLUS ALLOCATION..........  1.35%          B          $12.19      2,545
AXA MODERATE-PLUS ALLOCATION..........  1.55%          B          $11.98      2,630
AXA MODERATE-PLUS ALLOCATION..........  1.60%          B          $11.92        861
AXA MODERATE-PLUS ALLOCATION..........  1.70%          B          $13.05          2

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.15%          A          $24.02         80
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  0.50%          B          $25.69          1
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.15%          B          $23.18        439
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.35%          B          $22.45        521
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.55%          B          $21.75        963
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.60%          B          $21.58        265
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.70%          B          $21.24          6

EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.15%          B          $10.35         30
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.35%          B          $10.21         45
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.55%          B          $10.08         24
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.60%          B          $10.05         21

EQ/BLACKROCK BASIC VALUE EQUITY.......  0.50%          B          $26.36          1
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.15%          B          $23.79        552
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.35%          B          $23.04        998
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.55%          B          $22.32        858
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.60%          B          $22.14        389
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.70%          B          $21.80          8

EQ/BOSTON ADVISORS EQUITY INCOME......  1.15%          B          $ 6.83        288
EQ/BOSTON ADVISORS EQUITY INCOME......  1.35%          B          $ 6.64        472
EQ/BOSTON ADVISORS EQUITY INCOME......  1.55%          B          $ 6.45        414
EQ/BOSTON ADVISORS EQUITY INCOME......  1.60%          B          $ 6.40        164
EQ/BOSTON ADVISORS EQUITY INCOME......  1.70%          B          $ 6.31         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE  (000'S)+
                                  -------- --------------- ---------- -----------
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.15%          B         $  9.06         8
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.35%          B         $  8.82        18
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.55%          B         $  8.59        59
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.60%          B         $  8.53        14

EQ/CAPITAL GUARDIAN RESEARCH.....  0.50%          B         $ 15.45         1
EQ/CAPITAL GUARDIAN RESEARCH.....  1.15%          B         $ 14.12       488
EQ/CAPITAL GUARDIAN RESEARCH.....  1.35%          B         $ 13.74       999
EQ/CAPITAL GUARDIAN RESEARCH.....  1.55%          B         $ 13.36       672
EQ/CAPITAL GUARDIAN RESEARCH.....  1.60%          B         $ 13.27       296
EQ/CAPITAL GUARDIAN RESEARCH.....  1.70%          B         $ 13.09         1

EQ/COMMON STOCK INDEX............  1.15%          A         $277.02        93
EQ/COMMON STOCK INDEX............  0.50%          B         $339.61         4
EQ/COMMON STOCK INDEX............  1.15%          B         $266.63       158
EQ/COMMON STOCK INDEX............  1.35%          B         $247.42       269
EQ/COMMON STOCK INDEX............  1.55%          B         $229.56       134
EQ/COMMON STOCK INDEX............  1.60%          B         $225.31        67
EQ/COMMON STOCK INDEX............  1.70%          B         $217.02         1

EQ/CORE BOND INDEX...............  0.50%          B         $ 16.56         1
EQ/CORE BOND INDEX...............  1.15%          B         $ 15.01       365
EQ/CORE BOND INDEX...............  1.35%          B         $ 14.56       506
EQ/CORE BOND INDEX...............  1.55%          B         $ 14.13       625
EQ/CORE BOND INDEX...............  1.60%          B         $ 14.02       394
EQ/CORE BOND INDEX...............  1.70%          B         $ 13.81         5

EQ/DAVIS NEW YORK VENTURE........  1.15%          B         $ 10.10       135
EQ/DAVIS NEW YORK VENTURE........  1.35%          B         $  9.98        81
EQ/DAVIS NEW YORK VENTURE........  1.55%          B         $  9.85       151
EQ/DAVIS NEW YORK VENTURE........  1.60%          B         $  9.82        32
EQ/DAVIS NEW YORK VENTURE........  1.70%          B         $  9.75         3

EQ/EQUITY 500 INDEX..............  1.15%          B         $ 31.79       318
EQ/EQUITY 500 INDEX..............  1.35%          B         $ 30.60       952
EQ/EQUITY 500 INDEX..............  1.55%          B         $ 29.45       549
EQ/EQUITY 500 INDEX..............  1.60%          B         $ 29.17       254
EQ/EQUITY 500 INDEX..............  1.70%          B         $ 28.62         3

EQ/EQUITY GROWTH PLUS............  0.50%          B         $ 17.95        --
EQ/EQUITY GROWTH PLUS............  1.15%          B         $ 16.66       281
EQ/EQUITY GROWTH PLUS............  1.35%          B         $ 16.28       608
EQ/EQUITY GROWTH PLUS............  1.55%          B         $ 15.91       497
EQ/EQUITY GROWTH PLUS............  1.60%          B         $ 15.82       177
EQ/EQUITY GROWTH PLUS............  1.70%          B         $ 15.64         3

EQ/FRANKLIN CORE BALANCED........  1.15%          B         $ 10.96       295
EQ/FRANKLIN CORE BALANCED........  1.35%          B         $ 10.82       459
EQ/FRANKLIN CORE BALANCED........  1.55%          B         $ 10.68       515
EQ/FRANKLIN CORE BALANCED........  1.60%          B         $ 10.65       226
EQ/FRANKLIN CORE BALANCED........  1.70%          B         $ 10.58         3

EQ/FRANKLIN TEMPLETON ALLOCATION.  1.15%          B         $  8.82       121
EQ/FRANKLIN TEMPLETON ALLOCATION.  1.35%          B         $  8.72       288
EQ/FRANKLIN TEMPLETON ALLOCATION.  1.55%          B         $  8.62       255
EQ/FRANKLIN TEMPLETON ALLOCATION.  1.60%          B         $  8.60       111

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE  (000'S)+
                                   -------- --------------- ---------- -----------
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.50%          B          $13.91         46
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.15%          B          $13.23         77
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.35%          B          $13.02        160
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.55%          B          $12.82        143
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.60%          B          $12.77         54
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.70%          B          $12.67          4

EQ/GAMCO SMALL COMPANY VALUE......  0.50%          B          $50.54         31
EQ/GAMCO SMALL COMPANY VALUE......  1.15%          B          $43.07        167
EQ/GAMCO SMALL COMPANY VALUE......  1.35%          B          $40.99        267
EQ/GAMCO SMALL COMPANY VALUE......  1.55%          B          $39.01        275
EQ/GAMCO SMALL COMPANY VALUE......  1.60%          B          $38.52        112
EQ/GAMCO SMALL COMPANY VALUE......  1.70%          B          $37.58          1

EQ/GLOBAL BOND PLUS...............  1.15%          B          $12.71        285
EQ/GLOBAL BOND PLUS...............  1.35%          B          $12.61        369
EQ/GLOBAL BOND PLUS...............  1.55%          B          $12.34        462
EQ/GLOBAL BOND PLUS...............  1.60%          B          $12.30        214

EQ/GLOBAL MULTI-SECTOR EQUITY.....  0.50%          B          $20.60         --
EQ/GLOBAL MULTI-SECTOR EQUITY.....  1.15%          B          $18.62        458
EQ/GLOBAL MULTI-SECTOR EQUITY.....  1.35%          B          $18.05        874
EQ/GLOBAL MULTI-SECTOR EQUITY.....  1.55%          B          $17.50        813
EQ/GLOBAL MULTI-SECTOR EQUITY.....  1.60%          B          $17.36        307
EQ/GLOBAL MULTI-SECTOR EQUITY.....  1.70%          B          $17.09          2

EQ/INTERMEDIATE GOVERNMENT BOND...  1.15%          A          $22.70         79
EQ/INTERMEDIATE GOVERNMENT BOND...  0.50%          B          $25.23         --
EQ/INTERMEDIATE GOVERNMENT BOND...  1.15%          B          $21.88        203
EQ/INTERMEDIATE GOVERNMENT BOND...  1.35%          B          $20.93        433
EQ/INTERMEDIATE GOVERNMENT BOND...  1.55%          B          $20.03        849
EQ/INTERMEDIATE GOVERNMENT BOND...  1.60%          B          $19.81        448
EQ/INTERMEDIATE GOVERNMENT BOND...  1.70%          B          $19.38         15

EQ/INTERNATIONAL CORE PLUS........  0.50%          B          $13.66        134
EQ/INTERNATIONAL CORE PLUS........  1.15%          B          $12.49        150
EQ/INTERNATIONAL CORE PLUS........  1.35%          B          $12.15        285
EQ/INTERNATIONAL CORE PLUS........  1.55%          B          $11.81        281
EQ/INTERNATIONAL CORE PLUS........  1.60%          B          $11.73         71

EQ/INTERNATIONAL EQUITY INDEX.....  1.15%          A          $13.74        408
EQ/INTERNATIONAL EQUITY INDEX.....  0.50%          B          $14.86          1
EQ/INTERNATIONAL EQUITY INDEX.....  1.15%          B          $13.23        573
EQ/INTERNATIONAL EQUITY INDEX.....  1.35%          B          $12.76      1,422
EQ/INTERNATIONAL EQUITY INDEX.....  1.55%          B          $12.31      1,317
EQ/INTERNATIONAL EQUITY INDEX.....  1.60%          B          $12.20        583
EQ/INTERNATIONAL EQUITY INDEX.....  1.70%          B          $11.98          6

EQ/INTERNATIONAL VALUE PLUS.......  1.15%          B          $18.62        310
EQ/INTERNATIONAL VALUE PLUS.......  1.35%          B          $18.04        518
EQ/INTERNATIONAL VALUE PLUS.......  1.55%          B          $17.47        479
EQ/INTERNATIONAL VALUE PLUS.......  1.60%          B          $17.33        138

EQ/JPMORGAN VALUE OPPORTUNITIES...  1.15%          B          $14.87        274
EQ/JPMORGAN VALUE OPPORTUNITIES...  1.35%          B          $14.40        396
EQ/JPMORGAN VALUE OPPORTUNITIES...  1.55%          B          $13.95        182
EQ/JPMORGAN VALUE OPPORTUNITIES...  1.60%          B          $13.84        104
EQ/JPMORGAN VALUE OPPORTUNITIES...  1.70%          B          $13.62         12

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE  (000'S)+
                               -------- --------------- ---------- -----------
EQ/LARGE CAP CORE PLUS........  0.50%          B          $11.37          2
EQ/LARGE CAP CORE PLUS........  1.15%          B          $10.37         31
EQ/LARGE CAP CORE PLUS........  1.35%          B          $10.08        156
EQ/LARGE CAP CORE PLUS........  1.55%          B          $ 9.80        176
EQ/LARGE CAP CORE PLUS........  1.60%          B          $ 9.73         87

EQ/LARGE CAP GROWTH INDEX.....  1.15%          B          $ 8.92        476
EQ/LARGE CAP GROWTH INDEX.....  1.35%          B          $ 8.68      1,927
EQ/LARGE CAP GROWTH INDEX.....  1.55%          B          $ 8.44      1,654
EQ/LARGE CAP GROWTH INDEX.....  1.60%          B          $ 8.38        777
EQ/LARGE CAP GROWTH INDEX.....  1.70%          B          $ 8.27         14

EQ/LARGE CAP GROWTH PLUS......  0.50%          B          $19.21          1
EQ/LARGE CAP GROWTH PLUS......  1.15%          B          $17.34        509
EQ/LARGE CAP GROWTH PLUS......  1.35%          B          $16.80      1,298
EQ/LARGE CAP GROWTH PLUS......  1.55%          B          $16.27        625
EQ/LARGE CAP GROWTH PLUS......  1.60%          B          $16.14        342
EQ/LARGE CAP GROWTH PLUS......  1.70%          B          $15.89         --

EQ/LARGE CAP VALUE INDEX......  1.15%          B          $ 6.78        144
EQ/LARGE CAP VALUE INDEX......  1.35%          B          $ 6.78        352
EQ/LARGE CAP VALUE INDEX......  1.55%          B          $ 6.58        175
EQ/LARGE CAP VALUE INDEX......  1.60%          B          $ 6.56        130
EQ/LARGE CAP VALUE INDEX......  1.70%          B          $ 6.51          4

EQ/LARGE CAP VALUE PLUS.......  1.15%          A          $ 7.32      1,620
EQ/LARGE CAP VALUE PLUS.......  0.50%          B          $15.19          4
EQ/LARGE CAP VALUE PLUS.......  1.15%          B          $ 7.22      3,199
EQ/LARGE CAP VALUE PLUS.......  1.35%          B          $13.35      3,301
EQ/LARGE CAP VALUE PLUS.......  1.55%          B          $12.95      3,289
EQ/LARGE CAP VALUE PLUS.......  1.60%          B          $12.86      1,319
EQ/LARGE CAP VALUE PLUS.......  1.70%          B          $12.66         36

EQ/LORD ABBETT LARGE CAP CORE.  1.15%          B          $12.68         93
EQ/LORD ABBETT LARGE CAP CORE.  1.35%          B          $12.48         89
EQ/LORD ABBETT LARGE CAP CORE.  1.55%          B          $12.29         85
EQ/LORD ABBETT LARGE CAP CORE.  1.60%          B          $12.24         35
EQ/LORD ABBETT LARGE CAP CORE.  1.70%          B          $12.15          1

EQ/MFS INTERNATIONAL GROWTH...  1.15%          B          $15.61        228
EQ/MFS INTERNATIONAL GROWTH...  1.35%          B          $15.37        239
EQ/MFS INTERNATIONAL GROWTH...  1.55%          B          $15.13        236
EQ/MFS INTERNATIONAL GROWTH...  1.60%          B          $15.07        131
EQ/MFS INTERNATIONAL GROWTH...  1.70%          B          $14.96          1

EQ/MID CAP INDEX..............  0.50%          B          $14.13          2
EQ/MID CAP INDEX..............  1.15%          B          $13.03        307
EQ/MID CAP INDEX..............  1.35%          B          $12.71        567
EQ/MID CAP INDEX..............  1.55%          B          $12.40        965
EQ/MID CAP INDEX..............  1.60%          B          $12.32        372
EQ/MID CAP INDEX..............  1.70%          B          $12.17          4

EQ/MID CAP VALUE PLUS.........  0.50%          B          $19.67          2
EQ/MID CAP VALUE PLUS.........  1.15%          B          $17.75        675
EQ/MID CAP VALUE PLUS.........  1.35%          B          $17.20        761
EQ/MID CAP VALUE PLUS.........  1.55%          B          $16.66      1,189
EQ/MID CAP VALUE PLUS.........  1.60%          B          $16.53        414
EQ/MID CAP VALUE PLUS.........  1.70%          B          $16.26          6

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE  (000'S)+
                                  -------- --------------- ---------- -----------
EQ/MONEY MARKET..................  1.15%          A          $31.87       137
EQ/MONEY MARKET..................  0.00%          B          $44.43        28
EQ/MONEY MARKET..................  0.50%          B          $37.95        --
EQ/MONEY MARKET..................  1.15%          B          $30.88       236
EQ/MONEY MARKET..................  1.35%          B          $28.98       378
EQ/MONEY MARKET..................  1.55%          B          $27.18       413
EQ/MONEY MARKET..................  1.60%          B          $26.76       593
EQ/MONEY MARKET..................  1.70%          B          $25.91        44

EQ/MONTAG & CALDWELL GROWTH......  1.15%          B          $ 6.14       204
EQ/MONTAG & CALDWELL GROWTH......  1.35%          B          $ 5.96       321
EQ/MONTAG & CALDWELL GROWTH......  1.55%          B          $ 5.80       360
EQ/MONTAG & CALDWELL GROWTH......  1.60%          B          $ 5.75       113
EQ/MONTAG & CALDWELL GROWTH......  1.70%          B          $ 5.67         1

EQ/MORGAN STANLEY MID CAP GROWTH.  0.50%          B          $17.66        87
EQ/MORGAN STANLEY MID CAP GROWTH.  1.15%          B          $16.79       218
EQ/MORGAN STANLEY MID CAP GROWTH.  1.35%          B          $16.53       299
EQ/MORGAN STANLEY MID CAP GROWTH.  1.55%          B          $16.28       320
EQ/MORGAN STANLEY MID CAP GROWTH.  1.60%          B          $16.21       140
EQ/MORGAN STANLEY MID CAP GROWTH.  1.70%          B          $16.09         2

EQ/MUTUAL LARGE CAP EQUITY.......  1.15%          B          $ 9.61        65
EQ/MUTUAL LARGE CAP EQUITY.......  1.35%          B          $ 9.49       134
EQ/MUTUAL LARGE CAP EQUITY.......  1.55%          B          $ 9.37        68
EQ/MUTUAL LARGE CAP EQUITY.......  1.60%          B          $ 9.34        32

EQ/OPPENHEIMER GLOBAL............  1.15%          B          $11.39       154
EQ/OPPENHEIMER GLOBAL............  1.35%          B          $11.25       280
EQ/OPPENHEIMER GLOBAL............  1.55%          B          $11.10       219
EQ/OPPENHEIMER GLOBAL............  1.60%          B          $11.07        82
EQ/OPPENHEIMER GLOBAL............  1.70%          B          $11.00         1

EQ/PIMCO ULTRA SHORT BOND........  1.15%          B          $10.87       590
EQ/PIMCO ULTRA SHORT BOND........  1.35%          B          $10.70       827
EQ/PIMCO ULTRA SHORT BOND........  1.55%          B          $10.54       858
EQ/PIMCO ULTRA SHORT BOND........  1.60%          B          $10.49       350
EQ/PIMCO ULTRA SHORT BOND........  1.70%          B          $10.41        18

EQ/QUALITY BOND PLUS.............  1.15%          B          $17.96       152
EQ/QUALITY BOND PLUS.............  1.35%          B          $17.27       221
EQ/QUALITY BOND PLUS.............  1.55%          B          $16.61       276
EQ/QUALITY BOND PLUS.............  1.60%          B          $16.45       124
EQ/QUALITY BOND PLUS.............  1.70%          B          $16.13         5

EQ/SMALL COMPANY INDEX...........  1.15%          B          $18.54       184
EQ/SMALL COMPANY INDEX...........  1.35%          B          $17.98       385
EQ/SMALL COMPANY INDEX...........  1.55%          B          $17.44       298
EQ/SMALL COMPANY INDEX...........  1.60%          B          $17.31       107
EQ/SMALL COMPANY INDEX...........  1.70%          B          $17.05         2

EQ/T. ROWE PRICE GROWTH STOCK....  0.50%          B          $22.51         1
EQ/T. ROWE PRICE GROWTH STOCK....  1.15%          B          $19.18       141
EQ/T. ROWE PRICE GROWTH STOCK....  1.35%          B          $18.26       212
EQ/T. ROWE PRICE GROWTH STOCK....  1.55%          B          $17.37       360
EQ/T. ROWE PRICE GROWTH STOCK....  1.60%          B          $17.16       206

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE  (000'S)+
                                    -------- --------------- ---------- -----------
EQ/TEMPLETON GLOBAL EQUITY.........  1.15%          B          $ 9.32         61
EQ/TEMPLETON GLOBAL EQUITY.........  1.35%          B          $ 9.20        106
EQ/TEMPLETON GLOBAL EQUITY.........  1.55%          B          $ 9.09         94
EQ/TEMPLETON GLOBAL EQUITY.........  1.60%          B          $ 9.06         37

EQ/UBS GROWTH & INCOME.............  1.15%          B          $ 5.91         46
EQ/UBS GROWTH & INCOME.............  1.35%          B          $ 5.74         93
EQ/UBS GROWTH & INCOME.............  1.55%          B          $ 5.58         96
EQ/UBS GROWTH & INCOME.............  1.60%          B          $ 5.54         54

EQ/VAN KAMPEN COMSTOCK.............  0.50%          B          $12.39        163
EQ/VAN KAMPEN COMSTOCK.............  1.15%          B          $11.78         38
EQ/VAN KAMPEN COMSTOCK.............  1.35%          B          $11.60        122
EQ/VAN KAMPEN COMSTOCK.............  1.55%          B          $11.42        107
EQ/VAN KAMPEN COMSTOCK.............  1.60%          B          $11.38         47

EQ/WELLS FARGO OMEGA GROWTH........  0.50%          B          $13.94        147
EQ/WELLS FARGO OMEGA GROWTH........  1.15%          B          $12.72        392
EQ/WELLS FARGO OMEGA GROWTH........  1.35%          B          $12.36        441
EQ/WELLS FARGO OMEGA GROWTH........  1.55%          B          $12.02        565
EQ/WELLS FARGO OMEGA GROWTH........  1.60%          B          $11.93        275
EQ/WELLS FARGO OMEGA GROWTH........  1.70%          B          $11.76         --

MULTIMANAGER AGGRESSIVE EQUITY.....  1.15%          A          $61.89        103
MULTIMANAGER AGGRESSIVE EQUITY.....  1.15%          B          $59.58        119
MULTIMANAGER AGGRESSIVE EQUITY.....  1.35%          B          $56.42        153
MULTIMANAGER AGGRESSIVE EQUITY.....  1.55%          B          $53.41         91
MULTIMANAGER AGGRESSIVE EQUITY.....  1.60%          B          $52.69         51
MULTIMANAGER AGGRESSIVE EQUITY.....  1.70%          B          $51.27          1

MULTIMANAGER CORE BOND.............  0.50%          B          $16.28        115
MULTIMANAGER CORE BOND.............  1.15%          B          $15.15        578
MULTIMANAGER CORE BOND.............  1.35%          B          $14.82      1,018
MULTIMANAGER CORE BOND.............  1.55%          B          $14.49      1,145
MULTIMANAGER CORE BOND.............  1.60%          B          $14.41        564
MULTIMANAGER CORE BOND.............  1.70%          B          $14.25          2

MULTIMANAGER INTERNATIONAL EQUITY..  0.50%          B          $13.66          1
MULTIMANAGER INTERNATIONAL EQUITY..  1.15%          B          $12.71        133
MULTIMANAGER INTERNATIONAL EQUITY..  1.35%          B          $12.43        215
MULTIMANAGER INTERNATIONAL EQUITY..  1.55%          B          $12.15        235
MULTIMANAGER INTERNATIONAL EQUITY..  1.60%          B          $12.09        119

MULTIMANAGER LARGE CAP CORE EQUITY.  1.15%          B          $11.57         30
MULTIMANAGER LARGE CAP CORE EQUITY.  1.35%          B          $11.31         71
MULTIMANAGER LARGE CAP CORE EQUITY.  1.55%          B          $11.06        142
MULTIMANAGER LARGE CAP CORE EQUITY.  1.60%          B          $11.00         38

MULTIMANAGER LARGE CAP VALUE.......  1.15%          B          $13.31        109
MULTIMANAGER LARGE CAP VALUE.......  1.35%          B          $13.02        194
MULTIMANAGER LARGE CAP VALUE.......  1.55%          B          $12.73        244
MULTIMANAGER LARGE CAP VALUE.......  1.60%          B          $12.66         82

MULTIMANAGER MID CAP GROWTH........  1.15%          B          $12.44        172
MULTIMANAGER MID CAP GROWTH........  1.35%          B          $12.17        174
MULTIMANAGER MID CAP GROWTH........  1.55%          B          $11.90        312
MULTIMANAGER MID CAP GROWTH........  1.60%          B          $11.83        111
MULTIMANAGER MID CAP GROWTH........  1.70%          B          $11.70          2

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2012

                                                                       UNITS
                                CONTRACT                            OUTSTANDING
                                CHARGES*   SHARE CLASS** UNIT VALUE  (000'S)+
                                -------- --------------- ---------- -----------

MULTIMANAGER MID CAP VALUE.....  0.50%          B          $16.22        --
MULTIMANAGER MID CAP VALUE.....  1.15%          B          $15.09       136
MULTIMANAGER MID CAP VALUE.....  1.35%          B          $14.76       195
MULTIMANAGER MID CAP VALUE.....  1.55%          B          $14.43       275
MULTIMANAGER MID CAP VALUE.....  1.60%          B          $14.35       113
MULTIMANAGER MID CAP VALUE.....  1.70%          B          $14.19         4

MULTIMANAGER MULTI-SECTOR BOND.  1.15%          A          $33.47        58
MULTIMANAGER MULTI-SECTOR BOND.  0.50%          B          $38.20        --
MULTIMANAGER MULTI-SECTOR BOND.  1.15%          B          $32.22       190
MULTIMANAGER MULTI-SECTOR BOND.  1.35%          B          $30.56       425
MULTIMANAGER MULTI-SECTOR BOND.  1.55%          B          $28.99       410
MULTIMANAGER MULTI-SECTOR BOND.  1.60%          B          $28.61       186
MULTIMANAGER MULTI-SECTOR BOND.  1.70%          B          $27.87        --

MULTIMANAGER SMALL CAP GROWTH..  1.15%          B          $ 8.07        69
MULTIMANAGER SMALL CAP GROWTH..  1.35%          B          $ 7.84       173
MULTIMANAGER SMALL CAP GROWTH..  1.55%          B          $ 7.62       144
MULTIMANAGER SMALL CAP GROWTH..  1.60%          B          $ 7.57        40

MULTIMANAGER SMALL CAP VALUE...  0.50%          B          $19.31         1
MULTIMANAGER SMALL CAP VALUE...  1.15%          B          $17.50       102
MULTIMANAGER SMALL CAP VALUE...  1.35%          B          $16.98       207
MULTIMANAGER SMALL CAP VALUE...  1.55%          B          $16.47       184
MULTIMANAGER SMALL CAP VALUE...  1.60%          B          $16.35        73
MULTIMANAGER SMALL CAP VALUE...  1.70%          B          $16.10         2

MULTIMANAGER TECHNOLOGY........  0.50%          B          $13.52         1
MULTIMANAGER TECHNOLOGY........  1.15%          B          $12.58       185
MULTIMANAGER TECHNOLOGY........  1.35%          B          $12.30       392
MULTIMANAGER TECHNOLOGY........  1.55%          B          $12.03       773
MULTIMANAGER TECHNOLOGY........  1.60%          B          $11.96       280
MULTIMANAGER TECHNOLOGY........  1.70%          B          $11.83         1

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the shares of the Portfolio that the Variable
   Investment Options invest in, as further described in Note 5 of these financial statements.
+ Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

                                          AXA AGGRESSIVE AXA CONSERVATIVE AXA CONSERVATIVE-PLUS AXA MODERATE AXA MODERATE-PLUS
                                           ALLOCATION*     ALLOCATION*         ALLOCATION*      ALLOCATION*     ALLOCATION*
                                          -------------- ---------------- --------------------- ------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts.............   $  153,577      $  460,086         $  336,043       $ 1,659,168     $   719,677
 Expenses:
   Asset-based charges...................      274,414         763,902            567,791         2,736,963       1,362,261
                                            ----------      ----------         ----------       -----------     -----------

NET INVESTMENT INCOME (LOSS).............     (120,837)       (303,816)          (231,748)       (1,077,795)       (642,584)
                                            ----------      ----------         ----------       -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
   Realized gain (loss) on investments...     (305,328)          3,754            615,388        (5,785,276)     (6,225,956)
   Realized gain distribution from The
    Trusts...............................      245,656         759,408            564,316         2,509,581       1,431,452
                                            ----------      ----------         ----------       -----------     -----------
 Net realized gain (loss)................      (59,672)        763,162          1,179,704        (3,275,695)     (4,794,504)
                                            ----------      ----------         ----------       -----------     -----------

 Change in unrealized appreciation
   (depreciation) of investments.........    2,541,835       1,189,880          1,302,405        20,084,677      14,529,349
                                            ----------      ----------         ----------       -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................    2,482,163       1,953,042          2,482,109        16,808,982       9,734,845
                                            ----------      ----------         ----------       -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $2,361,326      $1,649,226         $2,250,361       $15,731,187     $ 9,092,261
                                            ==========      ==========         ==========       ===========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                        EQ/AXA FRANKLIN EQ/BLACKROCK    EQ/BOSTON     EQ/CALVERT
                                                   EQ/ALLIANCEBERNSTEIN SMALL CAP VALUE BASIC VALUE  ADVISORS EQUITY   SOCIALLY
                                                    SMALL CAP GROWTH*        CORE*        EQUITY*        INCOME*     RESPONSIBLE*
                                                   -------------------- --------------- ------------ --------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts......................      $  108,941         $  8,440      $  991,382    $  164,533      $ 8,513
 Expenses:
   Asset-based charges............................         737,380           18,188         932,038       108,360       11,391
                                                        ----------         --------      ----------    ----------      -------

NET INVESTMENT INCOME (LOSS)......................        (628,439)          (9,748)         59,344        56,173       (2,878)
                                                        ----------         --------      ----------    ----------      -------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
   Realized gain (loss) on investments............       1,645,259           61,766        (567,975)      141,652       22,223
   Realized gain distribution from The Trusts.....       3,043,551               --              --        99,598           --
                                                        ----------         --------      ----------    ----------      -------
 Net realized gain (loss).........................       4,688,810           61,766        (567,975)      241,250       22,223
                                                        ----------         --------      ----------    ----------      -------

 Change in unrealized appreciation (depreciation)
   of investments.................................       2,613,836          111,167       7,895,873       842,216       72,764
                                                        ----------         --------      ----------    ----------      -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS......................................       7,302,646          172,933       7,327,898     1,083,466       94,987
                                                        ----------         --------      ----------    ----------      -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................      $6,674,207         $163,185      $7,387,242    $1,139,639      $92,109
                                                        ==========         ========      ==========    ==========      =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                   EQ/CAPITAL
                                                    GUARDIAN   EQ/COMMON STOCK EQ/CORE BOND EQ/DAVIS NEW YORK EQ/EQUITY 500
                                                   RESEARCH*       INDEX*         INDEX*        VENTURE*         INDEX*
                                                   ----------  --------------- ------------ ----------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts...................... $  300,242    $ 2,848,809    $ 393,037       $ 34,732       $1,053,931
 Expenses:
   Asset-based charges............................    472,611      2,490,550      399,440         60,878          898,203
                                                   ----------    -----------    ---------       --------       ----------

NET INVESTMENT INCOME (LOSS)......................   (172,369)       358,259       (6,403)       (26,146)        155 ,728
                                                   ----------    -----------    ---------       --------       ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
   Realized gain (loss) on investments............    331,062     (1,719,427)    (383,314)       174,637          191,690
   Realized gain distribution from The Trusts.....         --             --           --             --           26,650
                                                   ----------    -----------    ---------       --------       ----------
 Net realized gain (loss).........................    331,062     (1,719,427)    (383,314)       174,637          218,340
                                                   ----------    -----------    ---------       --------       ----------

 Change in unrealized appreciation (depreciation)
   of investments.................................  4,744,948     25,717,066      854,337        276,404        7,703,262
                                                   ----------    -----------    ---------       --------       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS......................................  5,076,010     23,997,639      471,023        451,041        7,921,602
                                                   ----------    -----------    ---------       --------       ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.................................. $4,903,641    $24,355,898    $ 464,620       $424,895       $8,077,330
                                                   ==========    ===========    =========       ========       ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                    EQ/EQUITY                   EQ/FRANKLIN   EQ/GAMCO
                                                                     GROWTH    EQ/FRANKLIN CORE  TEMPLETON   MERGERS AND
                                                                      PLUS*       BALANCED*     ALLOCATION* ACQUISITIONS*
                                                                   ----------  ---------------- ----------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $  158,759     $  492,739     $115,354     $     --
  Expenses:
   Asset-based charges............................................    384,334        221,037       90,337       89,932
                                                                   ----------     ----------     --------     --------

NET INVESTMENT INCOME (LOSS)......................................   (225,575)       271,702       25,017      (89,932)
                                                                   ----------     ----------     --------     --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   (516,225)       355,956      162,620      182,143
   Realized gain distribution from The Trusts.....................         --             --           --      140,821
  Net realized gain (loss)........................................   (516,225)       355,956      162,620      322,964
                                                                   ----------     ----------     --------     --------

  Change in unrealized appreciation (depreciation) of investments.  4,024,102        773,392      572,726       10,787
                                                                   ----------     ----------     --------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  3,507,877      1,129,348      735,346      333,751
                                                                   ----------     ----------     --------     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $3,282,302     $1,401,050     $760,363     $243,819
                                                                   ==========     ==========     ========     ========

                                                                   EQ/GAMCO SMALL
                                                                   COMPANY VALUE*
                                                                   --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  415,284
  Expenses:
   Asset-based charges............................................      466,386
                                                                     ----------

NET INVESTMENT INCOME (LOSS)......................................      (51,102)
                                                                     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    1,906,796
   Realized gain distribution from The Trusts.....................      888,582
  Net realized gain (loss)........................................    2,795,378
                                                                     ----------

  Change in unrealized appreciation (depreciation) of investments.    2,301,872
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    5,097,250
                                                                     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $5,046,148
                                                                     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                          EQ/GLOBAL BOND EQ/GLOBAL MULTI- EQ/INTERMEDIATE  EQ/INTERNATIONAL EQ/INTERNATIONAL
                                              PLUS*       SECTOR EQUITY*  GOVERNMENT BOND*    CORE PLUS*     EQUITY INDEX*
                                          -------------- ---------------- ---------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts.............   $ 237,268      $   616,172       $ 103,168        $  161,912      $ 1,577,377
 Expenses:
   Asset-based charges...................     240,997          635,728         653,277           145,717          756,549
                                            ---------      -----------       ---------        ----------      -----------

NET INVESTMENT INCOME (LOSS).............      (3,729)         (19,556)       (550,109)           16,195          820,828
                                            ---------      -----------       ---------        ----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
   Realized gain (loss) on investments...     266,765       (3,808,399)        426,529          (644,656)      (2,303,914)
   Realized gain distribution from The
    Trusts...............................     623,436               --         158,791                --               --
                                            ---------      -----------       ---------        ----------      -----------
 Net realized gain (loss)................     890,201       (3,808,399)        585,320          (644,656)      (2,303,914)
                                            ---------      -----------       ---------        ----------      -----------

 Change in unrealized appreciation
   (depreciation) of investments.........    (520,304)      10,201,979        (254,482)        2,179,032        8,736,489
                                            ---------      -----------       ---------        ----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................     369,897        6,393,580         330,838         1,534,376        6,432,575
                                            ---------      -----------       ---------        ----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $ 366,168      $ 6,374,024       $(219,271)       $1,550,571      $ 7,253,403
                                            =========      ===========       =========        ==========      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                     EQ/JPMORGAN
                                                   EQ/INTERNATIONAL     VALUE      EQ/LARGE CAP CORE EQ/LARGE CAP  EQ/LARGE CAP
                                                     VALUE PLUS*    OPPORTUNITIES*       PLUS*       GROWTH INDEX* GROWTH PLUS*
                                                   ---------------- -------------- ----------------- ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts......................   $   450,429      $  132,075       $  50,432      $  509,818    $  270,510
 Expenses:
   Asset-based charges............................       360,971         203,730          67,288         619,155       675,539
                                                     -----------      ----------       ---------      ----------    ----------

NET INVESTMENT INCOME (LOSS)......................        89,458         (71,655)        (16,856)       (109,337)     (405,029)
                                                     -----------      ----------       ---------      ----------    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
   Realized gain (loss) on investments............    (3,004,096)       (773,528)       (219,199)      1,145,521      (521,373)
   Realized gain distribution from The Trusts.....            --              --         345,414              --            --
                                                     -----------      ----------       ---------      ----------    ----------
 Net realized gain (loss).........................    (3,004,096)       (773,528)        126,215       1,145,521      (521,373)
                                                     -----------      ----------       ---------      ----------    ----------

 Change in unrealized appreciation (depreciation)
   of investments.................................     6,672,839       2,761,819         453,207       4,166,337     6,441,331
                                                     -----------      ----------       ---------      ----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS......................................     3,668,743       1,988,291         579,422       5,311,858     5,919,958
                                                     -----------      ----------       ---------      ----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................   $ 3,758,201      $1,916,636       $ 562,566      $5,202,521    $5,514,929
                                                     ===========      ==========       =========      ==========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                                EQ/MFS
                                                   EQ/LARGE CAP EQ/LARGE CAP EQ/LORD ABBETT  INTERNATIONAL
                                                   VALUE INDEX* VALUE PLUS*  LARGE CAP CORE*    GROWTH*    EQ/MID CAP INDEX*
                                                   ------------ ------------ --------------- ------------- -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts......................   $104,626   $ 2,174,031     $ 43,473      $  117,424      $   267,088
 Expenses:
   Asset-based charges............................     74,741     2,004,920       57,412         163,846          411,067
                                                     --------   -----------     --------      ----------      -----------

NET INVESTMENT INCOME (LOSS)......................     29,885       169,111      (13,939)        (46,422)        (143,979)
                                                     --------   -----------     --------      ----------      -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
   Realized gain (loss) on investments............    241,538    (8,278,144)     241,474         481,818       (1,046,236)
   Realized gain distribution from The Trusts.....         --            --           --              --               --
                                                     --------   -----------     --------      ----------      -----------
 Net realized gain (loss).........................    241,538    (8,278,144)     241,474         481,818       (1,046,236)
                                                     --------   -----------     --------      ----------      -----------

 Change in unrealized appreciation (depreciation)
   of investments.................................    469,500    27,136,941      323,946       1,475,505        5,189,879
                                                     --------   -----------     --------      ----------      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS......................................    711,038    18,858,797      565,420       1,957,323        4,143,643
                                                     --------   -----------     --------      ----------      -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................   $740,923   $19,027,908     $551,481      $1,910,901      $ 3,999,664
                                                     ========   ===========     ========      ==========      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                                EQ/MORGAN
                                          EQ/MID CAP VALUE                    EQ/MONTAG &    STANLEY MID CAP EQ/MUTUAL LARGE
                                               PLUS*       EQ/MONEY MARKET* CALDWELL GROWTH*     GROWTH*       CAP EQUITY*
                                          ---------------- ---------------- ---------------- --------------- ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts.............   $   617,714       $      --         $ 50,766       $   83,381       $  39,319
 Expenses:
   Asset-based charges...................       747,452         813,424           89,698          264,845          41,720
                                            -----------       ---------         --------       ----------       ---------

NET INVESTMENT INCOME (LOSS).............      (129,738)       (813,424)         (38,932)        (181,464)         (2,401)
                                            -----------       ---------         --------       ----------       ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
   Realized gain (loss) on investments...    (2,639,687)         (4,101)         620,569          583,468        (118,957)
   Realized gain distribution from The
    Trusts...............................            --              --               --          304,961              --
                                            -----------       ---------         --------       ----------       ---------
 Net realized gain (loss)................    (2,639,687)         (4,101)         620,569          888,429        (118,957)
                                            -----------       ---------         --------       ----------       ---------

 Change in unrealized appreciation
   (depreciation) of investments.........    10,949,615           4,567           63,237          562,040         474,316
                                            -----------       ---------         --------       ----------       ---------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........................     8,309,928             466          683,806        1,450,469         355,359
                                            -----------       ---------         --------       ----------       ---------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............   $ 8,180,190       $(812,958)        $644,874       $1,269,005       $ 352,958
                                            ===========       =========         ========       ==========       =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                EQ/OPPENHEIMER EQ/PIMCO ULTRA EQ/QUALITY BOND EQ/SMALL COMPANY EQ/T. ROWE PRICE
                                                   GLOBAL*      SHORT BOND*        PLUS*           INDEX*       GROWTH STOCK*
                                                -------------- -------------- --------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts...................   $   65,647     $ 158,194       $  83,069       $  258,135       $       --
 Expenses:
   Asset-based charges.........................      105,278       426,353         206,408          246,972          232,448
                                                  ----------     ---------       ---------       ----------       ----------

NET INVESTMENT INCOME (LOSS)...................      (39,631)     (268,159)       (123,339)          11,163         (232,448)
                                                  ----------     ---------       ---------       ----------       ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
   Realized gain (loss) on investments.........      158,130        75,003        (225,472)        (628,517)       1,094,902
   Realized gain distribution from The Trusts..           --            --              --        1,031,147               --
                                                  ----------     ---------       ---------       ----------       ----------
 Net realized gain (loss)......................      158,130        75,003        (225,472)         402,630        1,094,902
                                                  ----------     ---------       ---------       ----------       ----------

 Change in unrealized appreciation
   (depreciation) of investments...............    1,130,869       222,858         525,895        1,838,539        1,411,291
                                                  ----------     ---------       ---------       ----------       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS...................................    1,288,999       297,861         300,423        2,241,169        2,506,193
                                                  ----------     ---------       ---------       ----------       ----------

NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.....................   $1,249,368     $  29,702       $ 177,084       $2,252,332       $2,273,745
                                                  ==========     =========       =========       ==========       ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                                               MULTIMANAGER
                                                    EQ/TEMPLETON  EQ/UBS GROWTH & EQ/VAN KAMPEN EQ/WELLS FARGO  AGGRESSIVE
                                                   GLOBAL EQUITY*     INCOME*       COMSTOCK*   OMEGA GROWTH*    EQUITY*
                                                   -------------- --------------- ------------- -------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts......................    $ 34,198       $ 13,999       $ 69,562      $    3,006    $   73,092
 Expenses:
   Asset-based charges............................      37,286         26,816         60,801         285,148       414,618
                                                      --------       --------       --------      ----------    ----------

NET INVESTMENT INCOME (LOSS)......................      (3,088)       (12,817)         8,761        (282,142)     (341,526)
                                                      --------       --------       --------      ----------    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
   Realized gain (loss) on investments............      64,123        134,466        201,105       1,160,572      (219,302)
   Realized gain distribution from The Trusts.....          --             --             --         737,283            --
                                                      --------       --------       --------      ----------    ----------
 Net realized gain (loss).........................      64,123        134,466        201,105       1,897,855      (219,302)
                                                      --------       --------       --------      ----------    ----------

 Change in unrealized appreciation (depreciation)
   of investments.................................     364,049         62,302        642,181       1,850,835     4,311,460
                                                      --------       --------       --------      ----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS......................................     428,172        196,768        843,286       3,748,690     4,092,158
                                                      --------       --------       --------      ----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS..................................    $425,084       $183,951       $852,047      $3,466,548    $3,750,632
                                                      ========       ========       ========      ==========    ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                MULTIMANAGER   MULTIMANAGER
                                                   MULTIMANAGER INTERNATIONAL LARGE CAP CORE   MULTIMANAGER   MULTIMANAGER MID
                                                    CORE BOND*     EQUITY*       EQUITY*     LARGE CAP VALUE*   CAP GROWTH*
                                                   ------------ ------------- -------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts...................... $   953,212   $   119,169     $ 19,183       $   97,078       $       --
 Expenses:
   Asset-based charges............................     643,462       122,702       36,389          119,800          137,855
                                                   -----------   -----------     --------       ----------       ----------

NET INVESTMENT INCOME (LOSS)......................     309,750        (3,533)     (17,206)         (22,722)        (137,855)
                                                   -----------   -----------     --------       ----------       ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
   Realized gain (loss) on investments............     259,493    (1,383,967)     (36,559)        (359,816)          89,246
   Realized gain distribution from The Trusts.....   2,275,974            --           --               --               --
                                                   -----------   -----------     --------       ----------       ----------
 Net realized gain (loss).........................   2,535,467    (1,383,967)     (36,559)        (359,816)          89,246
                                                   -----------   -----------     --------       ----------       ----------

 Change in unrealized appreciation (depreciation)
   of investments.................................  (1,102,442)    2,689,224      461,816        1,486,540        1,259,691
                                                   -----------   -----------     --------       ----------       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS......................................   1,433,025     1,305,257      425,257        1,126,724        1,348,937
                                                   -----------   -----------     --------       ----------       ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.................................. $ 1,742,775   $ 1,301,724     $408,051       $1,104,002       $1,211,082
                                                   ===========   ===========     ========       ==========       ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                         MULTIMANAGER MULTIMANAGER
                                                        MULTIMANAGER MID MULTI-SECTOR  SMALL CAP     MULTIMANAGER   MULTIMANAGER
                                                           CAP VALUE*       BOND*       GROWTH*    SMALL CAP VALUE* TECHNOLOGY*
                                                        ---------------- ------------ ------------ ---------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts...........................    $   38,681    $   880,617    $     --      $   54,466     $       --
 Expenses:
   Asset-based charges.................................       150,403        555,224      55,164         137,494        308,025
                                                           ----------    -----------    --------      ----------     ----------

NET INVESTMENT INCOME (LOSS)...........................      (111,722)       325,393     (55,164)        (83,028)      (308,025)
                                                           ----------    -----------    --------      ----------     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments.................       456,138     (2,191,097)    364,230        (179,144)     1,316,040
                                                           ----------    -----------    --------      ----------     ----------
 Net realized gain (loss)..............................       456,138     (2,191,097)    364,230        (179,144)     1,316,040
                                                           ----------    -----------    --------      ----------     ----------

 Change in unrealized appreciation (depreciation) of
   investments.........................................       954,375      3,349,257      36,872       1,611,931      1,348,345
                                                           ----------    -----------    --------      ----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.     1,410,513      1,158,160     401,102       1,432,787      2,664,385
                                                           ----------    -----------    --------      ----------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS............................................    $1,298,791    $ 1,483,553    $345,938      $1,349,759     $2,356,360
                                                           ==========    ===========    ========      ==========     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                         AXA AGGRESSIVE           AXA CONSERVATIVE        AXA CONSERVATIVE-PLUS
                                                           ALLOCATION*               ALLOCATION*               ALLOCATION*
                                                    ------------------------  ------------------------  ------------------------
                                                        2012         2011         2012         2011         2012         2011
                                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)...................... $  (120,837) $   (40,494) $  (303,816) $   170,379  $  (231,748) $    11,546
 Net realized gain (loss) on investments...........     (59,672)  (1,060,694)     763,162    1,777,997    1,179,704      769,174
 Change in unrealized appreciation (depreciation)
   of investments..................................   2,541,835     (956,344)   1,189,880   (1,725,775)   1,302,405   (1,619,898)
                                                    -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (decrease) in net assets from
   operations......................................   2,361,326   (2,057,532)   1,649,226      222,601    2,250,361     (839,178)
                                                    -----------  -----------  -----------  -----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners...........      57,669      103,961      737,564      921,316      348,918      298,339
   Transfers between Variable Investment Options
    including guaranteed interest account, net.....  (2,779,010)    (784,963)   8,101,752    8,219,044    5,071,856      790,446
   Transfers for contract benefits and
    terminations...................................  (1,099,527)  (1,389,580)  (6,816,793)  (6,469,693)  (3,766,882)  (4,772,442)
   Contract maintenance charges....................    (105,649)    (113,779)    (234,666)    (212,762)    (133,396)    (128,900)
                                                    -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets from
   contractowners transactions.....................  (3,926,517)  (2,184,361)   1,787,857    2,457,905    1,520,496   (3,812,557)
                                                    -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained by
   AXA Equitable in Separate Account No. 45........          --           --           --           --           --            2
                                                    -----------  -----------  -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS..................  (1,565,191)  (4,241,893)   3,437,083    2,680,506    3,770,857   (4,651,733)
NET ASSETS -- BEGINNING OF PERIOD..................  19,876,272   24,118,165   51,728,453   49,047,947   38,119,238   42,770,971
                                                    -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF PERIOD........................ $18,311,081  $19,876,272  $55,165,536  $51,728,453  $41,890,095  $38,119,238
                                                    ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued............................................         129          239        1,187        1,422          633          629
 Redeemed..........................................        (472)        (441)      (1,028)      (1,210)        (505)        (968)
                                                    -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)...........................        (343)        (202)         159          212          128         (339)
                                                    ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                             AXA MODERATE              AXA MODERATE-PLUS        EQ/ALLIANCEBERNSTEIN        EQ/AXA FRANKLIN
                              ALLOCATION*                 ALLOCATION*             SMALL CAP GROWTH*      SMALL CAP VALUE CORE*
                      --------------------------  --------------------------  ------------------------  ----------------------
                          2012          2011          2012          2011          2012         2011        2012        2011
                          ----      ------------  ------------  ------------  -----------  -----------  ----------  ----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $ (1,077,795) $    571,888  $   (642,584) $    (87,058) $  (628,439) $  (796,746) $   (9,748) $  (16,745)
 Net realized gain
   (loss) on
   investments.......   (3,275,695)    3,370,102    (4,794,504)   (5,634,567)   4,688,810    4,909,816      61,766     126,269
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   20,084,677   (12,261,799)   14,529,349      (959,844)   2,613,836   (5,146,538)    111,167    (249,400)
                      ------------  ------------  ------------  ------------  -----------  -----------  ----------  ----------
 Net Increase
   (decrease) in
   net assets from
   operations........   15,731,187    (8,319,809)    9,092,261    (6,681,469)   6,674,207   (1,033,468)    163,185    (139,876)
                      ------------  ------------  ------------  ------------  -----------  -----------  ----------  ----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...    1,547,507     3,697,996       248,897       372,730      242,629      288,263      15,275      24,107
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....   (2,733,685)    2,169,669    (4,982,398)   (4,564,388)  (2,082,356)  (3,525,649)   (169,590)    166,046
   Transfers for
    contract
    benefits and
    terminations.....  (19,322,142)  (20,777,124)   (7,787,221)   (7,551,340)  (3,753,579)  (4,964,643)   (134,709)    (77,294)
   Contract
    maintenance
    charges..........     (945,702)     (965,989)     (459,325)     (480,495)    (230,174)    (239,478)     (5,980)     (5,906)
                      ------------  ------------  ------------  ------------  -----------  -----------  ----------  ----------
 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  (21,454,022)  (15,875,448)  (12,980,047)  (12,223,493)  (5,823,480)  (8,441,507)   (295,004)    106,953
                      ------------  ------------  ------------  ------------  -----------  -----------  ----------  ----------
 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account No. 45....           --            (1)           --            --           --           --          --           1
                      ------------  ------------  ------------  ------------  -----------  -----------  ----------  ----------

INCREASE (DECREASE)
 IN NET ASSETS.......   (5,722,835)  (24,195,258)   (3,887,786)  (18,904,962)     850,727   (9,474,975)   (131,819)    (32,922)
NET ASSETS --
 BEGINNING OF PERIOD.  219,731,328   243,926,586    95,823,693   114,728,655   49,799,636   59,274,611   1,366,377   1,399,299
                      ------------  ------------  ------------  ------------  -----------  -----------  ----------  ----------

NET ASSETS -- END
 OF PERIOD........... $214,008,493  $219,731,328  $ 91,935,907  $ 95,823,693  $50,650,363  $49,799,636  $1,234,558  $1,366,377
                      ============  ============  ============  ============  ===========  ===========  ==========  ==========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............            4            22            --            --           40           45          --          --
 Redeemed............          (60)          (67)           --            --          (43)        (106)         --          --
                      ------------  ------------  ------------  ------------  -----------  -----------  ----------  ----------
 Net Increase
   (Decrease)........          (56)          (45)           --            --           (3)         (61)         --          --
                      ============  ============  ============  ============  ===========  ===========  ==========  ==========

UNIT ACTIVITY CLASS
B
 Issued..............          178           284           240           594           66          209          44          73
 Redeemed............         (563)         (568)       (1,349)       (1,655)        (337)        (568)        (78)        (60)
                      ------------  ------------  ------------  ------------  -----------  -----------  ----------  ----------
 Net Increase
   (Decrease)........         (385)         (284)       (1,109)       (1,061)        (271)        (359)        (34)         13
                      ============  ============  ============  ============  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                         EQ/BLACKROCK BASIC VALUE  EQ/BOSTON ADVISORS EQUITY EQ/CALVERT SOCIALLY
                                                                  EQUITY*                  INCOME*              RESPONSIBLE*
                                                         ------------------------  ------------------------  ------------------
                                                             2012         2011        2012         2011        2012      2011
                                                         -----------  -----------  ----------   ----------   --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)........................... $    59,344  $  (158,271) $   56,173   $   34,953   $ (2,878) $ (6,892)
 Net realized gain (loss) on investments................    (567,975)    (590,565)    241,250     (196,670)    22,223   (47,755)
 Change in unrealized appreciation (depreciation) of
   investments..........................................   7,895,873   (2,235,791)    842,216       55,780     72,764    34,626
                                                         -----------  -----------  ----------   ----------   --------  --------
 Net Increase (decrease) in net assets from operations..   7,387,242   (2,984,627)  1,139,639     (105,937)    92,109   (20,021)
                                                         -----------  -----------  ----------   ----------   --------  --------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners................     510,146      339,309      58,853       78,785         --     3,107
   Transfers between Variable Investment Options
    including guaranteed interest account, net..........  (1,796,502)    (642,178)  1,591,783      444,093    184,620   112,186
   Transfers for contract benefits and terminations.....  (5,102,492)  (6,394,709)   (650,084)    (464,088)   (15,489)  (34,872)
   Contract maintenance charges.........................    (275,185)    (279,953)    (32,262)     (25,063)    (2,186)   (1,971)
                                                         -----------  -----------  ----------   ----------   --------  --------

 Net increase (decrease) in net assets from
   contractowners transactions..........................  (6,664,033)  (6,977,531)    968,290       33,727    166,945    78,450
                                                         -----------  -----------  ----------   ----------   --------  --------

 Net increase (decrease) in amount retained by AXA
   Equitable in Separate Account No. 45.................          --            3          --           --         --         3
                                                         -----------  -----------  ----------   ----------   --------  --------

INCREASE (DECREASE) IN NET ASSETS.......................     723,209   (9,962,155)  2,107,929      (72,210)   259,054    58,432
NET ASSETS -- BEGINNING OF PERIOD.......................  63,390,524   73,352,679   6,756,975    6,829,185    613,975   555,543
                                                         -----------  -----------  ----------   ----------   --------  --------

NET ASSETS -- END OF PERIOD............................. $64,113,733  $63,390,524  $8,864,904   $6,756,975   $873,029  $613,975
                                                         ===========  ===========  ==========   ==========   ========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.................................................         111          176         445          213         34        95
 Redeemed...............................................        (412)        (508)       (291)        (207)       (15)      (87)
                                                         -----------  -----------  ----------   ----------   --------  --------
 Net Increase (Decrease)................................        (301)        (332)        154            6         19         8
                                                         ===========  ===========  ==========   ==========   ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                         EQ/CAPITAL GUARDIAN          EQ/COMMON STOCK             EQ/CORE BOND           EQ/DAVIS NEW YORK
                              RESEARCH*                   INDEX*                     INDEX*                  VENTURE*
                      ------------------------  --------------------------  ------------------------  ----------------------
                          2012         2011         2012          2011          2012         2011        2012        2011
                      -----------  -----------  ------------  ------------  -----------  -----------  ----------  ----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)..... $  (172,369) $  (244,803) $    358,259  $   (153,776) $    (6,403) $   113,162  $  (26,146) $  (54,680)
 Net realized gain
   (loss) on
   investments.......     331,062      372,220    (1,719,427)   (5,182,349)    (383,314)    (768,897)    174,637     (17,016)
 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....   4,744,948      794,593    25,717,066     4,240,656      854,337    1,629,447     276,404    (230,355)
                      -----------  -----------  ------------  ------------  -----------  -----------  ----------  ----------
 Net Increase
   (decrease) in
   net assets from
   operations........   4,903,641      922,010    24,355,898    (1,095,469)     464,620      973,712     424,895    (302,051)
                      -----------  -----------  ------------  ------------  -----------  -----------  ----------  ----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments
    received from
    contractowners...     380,623      185,852     1,608,496     1,416,316      344,280      137,807      20,742       9,771
   Transfers
    between
    Variable
    Investment
    Options
    including
    guaranteed
    interest
    account, net.....  (1,236,594)  (2,092,603)   (7,801,623)  (10,459,989)     783,382     (213,642)   (531,019)   (220,680)
   Transfers for
    contract
    benefits and
    terminations.....  (2,651,832)  (3,515,594)  (14,985,929)  (16,481,542)  (2,811,232)  (2,725,014)   (295,631)   (378,799)
   Contract
    maintenance
    charges..........    (151,931)    (155,248)     (992,873)   (1,019,676)    (107,544)    (109,491)    (21,547)    (24,459)
                      -----------  -----------  ------------  ------------  -----------  -----------  ----------  ----------

 Net increase
   (decrease) in
   net assets from
   contractowners
   transactions......  (3,659,734)  (5,577,593)  (22,171,929)  (26,544,891)  (1,791,114)  (2,910,340)   (827,455)   (614,167)
                      -----------  -----------  ------------  ------------  -----------  -----------  ----------  ----------

 Net increase
   (decrease) in
   amount retained
   by AXA Equitable
   in Separate
   Account No. 45....          --           --       160,100             1           --           (2)         --           1
                      -----------  -----------  ------------  ------------  -----------  -----------  ----------  ----------

INCREASE (DECREASE)
 IN NET ASSETS.......   1,243,907   (4,655,583)    2,344,069   (27,640,359)  (1,326,494)  (1,936,630)   (402,560)   (916,217)
NET ASSETS --
 BEGINNING OF PERIOD.  32,358,814   37,014,397   179,701,505   207,341,864   28,626,267   30,562,897   4,408,847   5,325,064
                      -----------  -----------  ------------  ------------  -----------  -----------  ----------  ----------

NET ASSETS -- END
 OF PERIOD........... $33,602,721  $32,358,814  $182,045,574  $179,701,505  $27,299,773  $28,626,267  $4,006,287  $4,408,847
                      ===========  ===========  ============  ============  ===========  ===========  ==========  ==========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY
CLASS A
 Issued..............          --           --             3             3           --           --          --          --
 Redeemed............          --           --           (15)          (23)          --           --          --          --
                      -----------  -----------  ------------  ------------  -----------  -----------  ----------  ----------
 Net Increase
   (Decrease)........          --           --           (12)          (20)          --           --          --          --
                      ===========  ===========  ============  ============  ===========  ===========  ==========  ==========

UNIT ACTIVITY CLASS
B
 Issued..............          98           72             7             8          261          242          32          50
 Redeemed............        (381)        (549)          (87)         (108)        (388)        (452)       (118)       (116)
                      -----------  -----------  ------------  ------------  -----------  -----------  ----------  ----------
 Net Increase
   (Decrease)........        (283)        (477)          (80)         (100)        (127)        (210)        (86)        (66)
                      ===========  ===========  ============  ============  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                             EQ/EQUITY 500 INDEX*     EQ/EQUITY GROWTH PLUS*   EQ/FRANKLIN CORE BALANCED*
                                           ------------------------  ------------------------  ------------------------
                                               2012         2011         2012         2011         2012          2011
                                           -----------  -----------  -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............. $   155,728  $    29,699  $  (225,575) $  (372,009) $   271,702   $   293,007
 Net realized gain (loss) on investments..     218,340     (409,779)    (516,225)    (623,798)     355,956      (498,715)
 Change in unrealized appreciation
   (depreciation) of investments..........   7,703,262      555,607    4,024,102   (1,252,591)     773,392        17,583
                                           -----------  -----------  -----------  -----------  -----------   -----------
 Net Increase (decrease) in net assets
   from operations........................   8,077,330      175,527    3,282,302   (2,248,398)   1,401,050      (188,125)
                                           -----------  -----------  -----------  -----------  -----------   -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners..     466,289      554,669       89,862       40,992      154,078       549,152
   Transfers between Variable
    Investment Options including
    guaranteed interest account, net......  (1,293,642)    (757,665)  (2,316,594)  (3,732,828)   1,581,709       502,828
   Transfers for contract benefits and
    terminations..........................  (4,958,889)  (4,741,769)  (2,320,624)  (2,681,456)  (1,521,313)   (1,717,517)
   Contract maintenance charges...........    (289,175)    (281,755)    (127,208)    (136,390)     (65,421)      (61,180)
                                           -----------  -----------  -----------  -----------  -----------   -----------

 Net increase (decrease) in net assets
   from contractowners transactions.......  (6,075,417)  (5,226,520)  (4,674,564)  (6,509,682)     149,053      (726,717)
                                           -----------  -----------  -----------  -----------  -----------   -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 45................          --           --           --           (3)          --            --
                                           -----------  -----------  -----------  -----------  -----------   -----------

INCREASE (DECREASE) IN NET ASSETS.........   2,001,913   (5,050,993)  (1,392,262)  (8,758,083)   1,550,103      (914,842)
NET ASSETS -- BEGINNING OF PERIOD.........  60,973,051   66,024,044   26,811,223   35,569,306   14,576,664    15,491,506
                                           -----------  -----------  -----------  -----------  -----------   -----------

NET ASSETS -- END OF PERIOD............... $62,974,964  $60,973,051  $25,418,961  $26,811,223  $16,126,767   $14,576,664
                                           ===========  ===========  ===========  ===========  ===========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...................................         188          138           22           33          281           295
 Redeemed.................................        (396)        (330)        (317)        (458)        (267)         (367)
                                           -----------  -----------  -----------  -----------  -----------   -----------
 Net Increase (Decrease)..................        (208)        (192)        (295)        (425)          14           (72)
                                           ===========  ===========  ===========  ===========  ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                            EQ/FRANKLIN TEMPLETON     EQ/GAMCO MERGERS          EQ/GAMCO SMALL               EQ/GLOBAL
                                 ALLOCATION*          AND ACQUISITIONS*         COMPANY VALUE*              BOND PLUS*
                           ----------------------  ----------------------  ------------------------  ------------------------
                              2012        2011        2012        2011         2012         2011         2012         2011
                           ----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS:
 Net investment income
   (loss)................. $   25,017  $   25,590  $  (89,932) $  (80,439) $   (51,102) $  (448,411) $    (3,729) $   336,868
 Net realized gain
   (loss) on investments..    162,620      84,834     322,964     348,559    2,795,378    1,859,722      890,201      137,587
 Change in unrealized
   appreciation
   (depreciation) of
   investments............    572,726    (528,066)     10,787    (276,063)   2,301,872   (3,156,406)    (520,304)     (24,593)
                           ----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
 Net Increase (decrease)
   in net assets from
   operations.............    760,363    (417,642)    243,819      (7,943)   5,046,148   (1,745,095)     366,168      449,862
                           ----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments received
    from contractowners...    202,285     159,068      39,395      65,624      277,865      153,533      209,692      172,663
   Transfers between
    Variable Investment
    Options including
    guaranteed interest
    account, net..........    243,488     854,955    (198,295)    790,774      114,879    1,653,787      722,112    3,010,640
   Transfers for
    contract benefits
    and terminations......   (370,170)   (558,885)   (585,958)   (450,946)  (2,387,442)  (2,622,272)  (1,881,115)  (1,473,877)
   Contract maintenance
    charges...............    (20,477)    (20,132)    (27,156)    (27,918)    (143,291)    (136,629)     (62,698)     (59,224)
                           ----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease)
   in net assets from
   contractowners
   transactions...........     55,126     435,006    (772,014)    377,534   (2,137,989)    (951,581)  (1,012,009)   1,650,202
                           ----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease)
   in amount retained by
   AXA Equitable in
   Separate Account
   No. 45.................         --           2          --           1           --            2           --           (2)
                           ----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN
 NET ASSETS...............    815,489      17,366    (528,195)    369,592    2,908,159   (2,696,674)    (645,841)   2,100,062
NET ASSETS -- BEGINNING
 OF PERIOD................  5,916,075   5,898,709   6,850,214   6,480,622   31,970,133   34,666,807   17,259,361   15,159,299
                           ----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF
 PERIOD................... $6,731,564  $5,916,075  $6,322,019  $6,850,214  $34,878,292  $31,970,133  $16,613,520  $17,259,361
                           ==========  ==========  ==========  ==========  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...................        154         234          50         137           84          159          235          413
 Redeemed.................       (149)       (187)       (111)       (108)        (140)        (189)        (318)        (276)
                           ----------  ----------  ----------  ----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)..          5          47         (61)         30          (56)         (30)         (83)         137
                           ==========  ==========  ==========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                       EQ/GLOBAL               EQ/INTERMEDIATE          EQ/INTERNATIONAL
                                                  MULTI-SECTOR EQUITY*        GOVERNMENT BOND*             CORE PLUS*
                                               -------------------------  ------------------------  ------------------------
                                                   2012         2011          2012         2011         2012         2011
                                               -----------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   (19,556) $    137,666  $  (550,109) $  (525,504) $    16,195  $   187,658
 Net realized gain (loss) on investments......  (3,808,399)   (3,915,500)     585,320      181,410     (644,656)    (566,602)
 Change in unrealized appreciation
   (depreciation) of investments..............  10,201,979    (3,393,372)    (254,482)   2,145,059    2,179,032   (2,166,251)
                                               -----------  ------------  -----------  -----------  -----------  -----------
 Net Increase (decrease) in net assets from
   operations.................................   6,374,024    (7,171,206)    (219,271)   1,800,965    1,550,571   (2,545,195)
                                               -----------  ------------  -----------  -----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......     278,572       198,925      670,124      379,508       46,552       64,329
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (3,057,802)   (3,590,996)  (1,999,838)    (403,573)    (828,516)      78,955
   Transfers for contract benefits and
    terminations..............................  (3,303,829)   (4,524,558)  (4,212,748)  (6,492,471)    (678,757)  (1,451,447)
   Contract maintenance charges...............    (194,566)     (212,645)    (128,482)    (146,303)     (50,590)     (57,136)
                                               -----------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets from
   contractowners transactions................  (6,277,625)   (8,129,274)  (5,670,944)  (6,662,839)  (1,511,311)  (1,365,299)
                                               -----------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account
   No. 45.....................................          --            --           --           (2)          --           (2)
                                               -----------  ------------  -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............      96,399   (15,300,480)  (5,890,215)  (4,861,876)      39,260   (3,910,496)
NET ASSETS -- BEGINNING OF PERIOD.............  43,841,767    59,142,247   47,375,035   52,236,911   11,316,059   15,226,555
                                               -----------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF PERIOD................... $43,938,166  $ 43,841,767  $41,484,820  $47,375,035  $11,355,319  $11,316,059
                                               ===========  ============  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................          --            --           20           55           --           --
 Redeemed.....................................          --            --          (40)         (65)          --           --
                                               -----------  ------------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)......................          --            --          (20)         (10)          --           --
                                               ===========  ============  ===========  ===========  ===========  ===========

UNIT ACTIVITY CLASS B
 Issued.......................................          74            70           99          165           58          129
 Redeemed.....................................        (445)         (541)        (355)        (489)        (194)        (243)
                                               -----------  ------------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)......................        (371)         (471)        (256)        (324)        (136)        (114)
                                               ===========  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                             EQ/INTERNATIONAL          EQ/INTERNATIONAL          EQ/JPMORGAN VALUE           EQ/LARGE CAP
                              EQUITY INDEX*               VALUE PLUS*             OPPORTUNITIES*              CORE PLUS*
                        -------------------------  ------------------------  ------------------------  -----------------------
                            2012         2011          2012         2011         2012         2011        2012         2011
                           ----      ------------  -----------  -----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS:
 Net investment
   income (loss)....... $   820,828  $    887,347  $    89,458  $   153,764  $   (71,655) $   (69,602) $  (16,856) $   (21,981)
 Net realized gain
   (loss) on
   investments.........  (2,303,914)     (306,967)  (3,004,096)  (2,807,711)    (773,528)    (971,084)    126,215     (130,586)
 Change in unrealized
   appreciation
   (depreciation) of
   investments.........   8,736,489    (9,156,628)   6,672,839   (2,862,729)   2,761,819      (45,339)    453,207      (94,686)
                        -----------  ------------  -----------  -----------  -----------  -----------  ----------  -----------
 Net Increase
   (decrease) in net
   assets from
   operations..........   7,253,403    (8,576,248)   3,758,201   (5,516,676)   1,916,636   (1,086,025)    562,566     (247,253)
                        -----------  ------------  -----------  -----------  -----------  -----------  ----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments received
    from
    contractowners.....     414,484       638,700       98,241      169,138      144,850       82,961      10,514        1,128
   Transfers between
    Variable
    Investment
    Options including
    guaranteed
    interest account,
    net................  (3,088,824)   (2,908,307)  (1,463,895)  (1,752,714)  (1,000,745)    (607,312)    (43,088)    (101,543)
   Transfers for
    contract benefits
    and terminations...  (4,561,773)   (5,520,434)  (2,109,357)  (2,645,627)  (1,103,470)  (1,387,764)   (366,714)    (677,606)
   Contract
    maintenance
    charges............    (249,903)     (290,685)    (120,370)    (139,660)     (68,138)     (74,334)    (17,933)     (18,588)
                        -----------  ------------  -----------  -----------  -----------  -----------  ----------  -----------

 Net increase
   (decrease) in net
   assets from
   contractowners
   transactions........  (7,486,016)   (8,080,726)  (3,595,381)  (4,368,863)  (2,027,503)  (1,986,449)   (417,221)    (796,609)
                        -----------  ------------  -----------  -----------  -----------  -----------  ----------  -----------

 Net increase
   (decrease) in
   amount retained by
   AXA Equitable in
   Separate Account
   No. 45..............          --            (3)          --           --       15,754       11,191          --           --
                        -----------  ------------  -----------  -----------  -----------  -----------  ----------  -----------

INCREASE (DECREASE)
 IN NET ASSETS.........    (232,613)  (16,656,977)     162,820   (9,885,539)     (95,113)  (3,061,283)    145,345   (1,043,862)
NET ASSETS --
 BEGINNING OF PERIOD...  55,014,490    71,671,467   25,747,657   35,633,196   14,034,077   17,095,360   4,344,327    5,388,189
                        -----------  ------------  -----------  -----------  -----------  -----------  ----------  -----------

NET ASSETS -- END OF
 PERIOD................ $54,781,877  $ 55,014,490  $25,910,477  $25,747,657  $13,938,964  $14,034,077  $4,489,672  $ 4,344,327
                        ===========  ============  ===========  ===========  ===========  ===========  ==========  ===========

CHANGES IN UNITS
(000'S):
UNIT ACTIVITY CLASS A
 Issued................          10            21           --           --           --           --          --           --
 Redeemed..............        (136)         (104)          --           --           --           --          --           --
                        -----------  ------------  -----------  -----------  -----------  -----------  ----------  -----------
 Net Increase
   (Decrease)..........        (126)          (83)          --           --           --           --          --           --
                        ===========  ============  ===========  ===========  ===========  ===========  ==========  ===========

UNIT ACTIVITY CLASS B
 Issued................         101           112           45           77           33           97          22           40
 Redeemed..............        (625)         (664)        (266)        (317)        (182)        (252)        (64)        (125)
                        -----------  ------------  -----------  -----------  -----------  -----------  ----------  -----------
 Net Increase
   (Decrease)..........        (524)         (552)        (221)        (240)        (149)        (155)        (42)         (85)
                        ===========  ============  ===========  ===========  ===========  ===========  ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                               EQ/LARGE CAP GROWTH INDEX* EQ/LARGE CAP GROWTH PLUS* EQ/LARGE CAP VALUE INDEX*
                                               ------------------------   ------------------------  ------------------------
                                                   2012          2011         2012       2011 (A)      2012       2011 (B)
                                               -----------   -----------  -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $  (109,337)  $  (251,520) $  (405,029) $  (502,333) $   29,885   $   15,294
 Net realized gain (loss) on investments......   1,145,521       446,779     (521,373)    (496,818)    241,538      (21,542)
 Change in unrealized appreciation
   (depreciation) of investments..............   4,166,337       249,685    6,441,331   (1,375,872)    469,500      209,276
                                               -----------   -----------  -----------  -----------  ----------   ----------
 Net Increase (decrease) in net assets from
   operations.................................   5,202,521       444,944    5,514,929   (2,375,023)    740,923      203,028
                                               -----------   -----------  -----------  -----------  ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......     197,450       481,009      449,161      246,923       7,324       12,543
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................     445,805    (1,057,277)  (2,255,937)   1,310,034    (288,699)   2,862,328
   Transfers for contract benefits and
    terminations..............................  (3,863,306)   (3,473,430)  (3,298,966)  (3,968,557)   (325,675)    (380,442)
   Contract maintenance charges...............    (178,851)     (170,363)    (230,687)    (231,333)    (22,119)     (18,836)
                                               -----------   -----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in net assets from
   contractowners transactions................  (3,398,902)   (4,220,061)  (5,336,429)  (2,642,933)   (629,169)   2,475,593
                                               -----------   -----------  -----------  -----------  ----------   ----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account
   No. 45.....................................          --            --           --           --          --           (3)
                                               -----------   -----------  -----------  -----------  ----------   ----------

INCREASE (DECREASE) IN NET ASSETS.............   1,803,619    (3,775,117)     178,500   (5,017,956)    111,754    2,678,618
NET ASSETS -- BEGINNING OF PERIOD               39,791,856    43,566,973   46,168,079   51,186,035   5,291,795    2,613,177
                                               -----------   -----------  -----------  -----------  ----------   ----------

NET ASSETS -- END OF PERIOD................... $41,595,475   $39,791,856  $46,346,579  $46,168,079  $5,403,549   $5,291,795
                                               ===========   ===========  ===========  ===========  ==========   ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................         307           211           42          262          71          770
 Redeemed.....................................        (708)         (762)        (368)        (427)       (175)        (302)
                                               -----------   -----------  -----------  -----------  ----------   ----------
 Net Increase (Decrease)......................        (401)         (551)        (326)        (165)       (104)         468
                                               ===========   ===========  ===========  ===========  ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                          EQ/LARGE CAP              EQ/LORD ABBETT
                                                                           VALUE PLUS*             LARGE CAP CORE*
                                                                   --------------------------  -----------------------
                                                                       2012          2011          2012        2011
                                                                   ------------  ------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).................................... $    169,111  $   (480,514) $   (13,939) $  (37,336)
  Net realized gain (loss) on investments.........................   (8,278,144)   (7,382,514)     241,474     451,818
  Change in unrealized appreciation (depreciation) of investments.   27,136,941    (1,885,819)     323,946    (961,850)
                                                                   ------------  ------------  -----------  ----------
  Net Increase (decrease) in net assets from operations...........   19,027,908    (9,748,847)     551,481    (547,368)
                                                                   ------------  ------------  -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners..........................    1,149,234       895,495        5,074      41,466
   Transfers between Variable Investment Options including
    guaranteed interest account, net..............................   (8,200,904)   (8,521,704)    (711,826)    146,770
   Transfers for contract benefits and terminations...............  (12,895,001)  (15,084,718)    (342,458)   (372,297)
   Contract maintenance charges...................................     (644,497)     (695,637)     (18,877)    (19,689)
                                                                   ------------  ------------  -----------  ----------

  Net increase (decrease) in net assets from contractowners
   transactions...................................................  (20,591,168)  (23,406,564)  (1,068,087)   (203,750)
                                                                   ------------  ------------  -----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in
   Separate Account No. 45........................................           --             1           --          --
                                                                   ------------  ------------  -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.................................   (1,563,260)  (33,155,410)    (516,606)   (751,118)
NET ASSETS -- BEGINNING OF PERIOD.................................  140,760,011   173,915,421    4,298,174   5,049,292
                                                                   ------------  ------------  -----------  ----------

NET ASSETS -- END OF PERIOD....................................... $139,196,751  $140,760,011  $ 3,781,568  $4,298,174
                                                                   ============  ============  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued..........................................................            2             8           --          --
  Redeemed........................................................         (321)         (304)          --          --
                                                                   ------------  ------------  -----------  ----------
  Net Increase (Decrease).........................................         (319)         (296)          --          --
                                                                   ============  ============  ===========  ==========

UNIT ACTIVITY CLASS B
  Issued..........................................................           88            72           21         157
  Redeemed........................................................       (1,754)       (2,093)        (111)       (180)
                                                                   ------------  ------------  -----------  ----------
  Net Increase (Decrease).........................................       (1,666)       (2,021)         (90)        (23)
                                                                   ============  ============  ===========  ==========

                                                                     EQ/MFS INTERNATIONAL           EQ/MID CAP
                                                                            GROWTH*                   INDEX*
                                                                   ------------------------  ------------------------
                                                                       2012         2011         2012         2011
                                                                   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss).................................... $   (46,422) $   (81,210) $  (143,979) $  (261,170)
  Net realized gain (loss) on investments.........................     481,818      590,363   (1,046,236)  (1,791,545)
  Change in unrealized appreciation (depreciation) of investments.   1,475,505   (1,853,736)   5,189,879    1,023,269
                                                                   -----------  -----------  -----------  -----------
  Net Increase (decrease) in net assets from operations...........   1,910,901   (1,344,583)   3,999,664   (1,029,446)
                                                                   -----------  -----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners..........................      32,342       74,776      197,458      154,792
   Transfers between Variable Investment Options including
    guaranteed interest account, net..............................   1,339,925      982,856     (592,825)  (1,104,760)
   Transfers for contract benefits and terminations...............    (660,366)    (939,974)  (2,524,702)  (3,086,794)
   Contract maintenance charges...................................     (51,177)     (46,375)    (105,411)    (107,317)
                                                                   -----------  -----------  -----------  -----------

  Net increase (decrease) in net assets from contractowners
   transactions...................................................     660,724       71,283   (3,025,480)  (4,144,079)
                                                                   -----------  -----------  -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in
   Separate Account No. 45........................................          --            2           --           --
                                                                   -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.................................   2,571,625   (1,273,298)     974,184   (5,173,525)
NET ASSETS -- BEGINNING OF PERIOD.................................  10,199,127   11,472,425   26,864,457   32,037,982
                                                                   -----------  -----------  -----------  -----------

NET ASSETS -- END OF PERIOD....................................... $12,770,752  $10,199,127  $27,838,641  $26,864,457
                                                                   ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued..........................................................          --           --           --           --
  Redeemed........................................................          --           --           --           --
                                                                   -----------  -----------  -----------  -----------
  Net Increase (Decrease).........................................          --           --           --           --
                                                                   ===========  ===========  ===========  ===========

UNIT ACTIVITY CLASS B
  Issued..........................................................         180          186          186          197
  Redeemed........................................................        (131)        (179)        (439)        (563)
                                                                   -----------  -----------  -----------  -----------
  Net Increase (Decrease).........................................          49            7         (253)        (366)
                                                                   ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                   EQ/MONTAG & CALDWELL
                                             EQ/MID CAP VALUE PLUS*        EQ/MONEY MARKET*               GROWTH*
                                           -------------------------  --------------------------  ----------------------
                                               2012         2011          2012          2011         2012        2011
                                           -----------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............. $  (129,738) $   (363,542) $   (813,424) $   (954,254) $  (38,932) $  (58,714)
 Net realized gain (loss) on investments..  (2,639,687)   (3,909,446)       (4,101)         (123)    620,569     364,989
 Change in unrealized appreciation
   (depreciation) of investments..........  10,949,615    (2,052,452)        4,567        (7,573)     63,237    (205,484)
                                           -----------  ------------  ------------  ------------  ----------  ----------
 Net Increase (decrease) in net assets
   from operations........................   8,180,190    (6,325,440)     (812,958)     (961,950)    644,874     100,791
                                           -----------  ------------  ------------  ------------  ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners..     241,038       308,564     2,649,119     1,920,672      32,080      17,367
   Transfers between Variable
    Investment Options including
    guaranteed interest account, net......  (3,229,038)   (2,895,261)   26,602,577    29,264,618    (227,299)     (4,843)
   Transfers for contract benefits and
    terminations..........................  (4,245,190)   (5,912,941)  (41,221,760)  (41,439,736)   (624,087)   (654,864)
   Contract maintenance charges...........    (223,691)     (243,605)     (155,737)     (194,003)    (27,819)    (28,557)
                                           -----------  ------------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets
   from contractowners transactions.......  (7,456,881)   (8,743,243)  (12,125,801)  (10,448,449)   (847,125)   (670,897)
                                           -----------  ------------  ------------  ------------  ----------  ----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 45................          --            (1)           --            (1)         --          (2)
                                           -----------  ------------  ------------  ------------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.........     723,309   (15,068,684)  (12,938,759)  (11,410,400)   (202,251)   (570,108)

NET ASSETS -- BEGINNING OF PERIOD.........  51,157,839    66,226,523    65,042,563    76,452,963   6,111,309   6,681,417
                                           -----------  ------------  ------------  ------------  ----------  ----------
NET ASSETS -- END OF PERIOD............... $51,881,148  $ 51,157,839  $ 52,103,804  $ 65,042,563  $5,909,058  $6,111,309
                                           ===========  ============  ============  ============  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued...................................          --            --           105            89          --          --
 Redeemed.................................          --            --          (125)         (134)         --          --
                                           -----------  ------------  ------------  ------------  ----------  ----------
 Net Increase (Decrease)..................          --            --           (20)          (44)         --          --
                                           ===========  ============  ============  ============  ==========  ==========
UNIT ACTIVITY CLASS B
 Issued...................................          36            63         1,165         1,463         153         203
 Redeemed.................................        (504)         (617)       (1,564)       (1,769)       (301)       (327)
                                           -----------  ------------  ------------  ------------  ----------  ----------
 Net Increase (Decrease)..................        (468)         (554)         (399)         (306)       (148)       (124)
                                           ===========  ============  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                               EQ/MORGAN STANLEY       EQ/MUTUAL LARGE CAP                                 EQ/PIMCO ULTRA
                                MID CAP GROWTH*              EQUITY*          EQ/OPPENHEIMER GLOBAL*         SHORT BOND*
                           ------------------------  ----------------------  -----------------------  ------------------------
                               2012         2011        2012        2011        2012         2011         2012         2011
                           -----------  -----------  ----------  ----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS:
 Net investment income
   (loss)................. $  (181,464) $  (237,059) $   (2,401) $  (15,317) $  (39,631) $   (45,138) $  (268,159) $  (345,294)
 Net realized gain
   (loss) on investments..     888,429    4,923,405    (118,957)   (134,532)    158,130      456,529       75,003     (135,660)
 Change in unrealized
   appreciation
   (depreciation) of
   investments............     562,040   (6,606,048)    474,316     (30,795)  1,130,869   (1,234,677)     222,858      (84,924)
                           -----------  -----------  ----------  ----------  ----------  -----------  -----------  -----------
 Net Increase (decrease)
   in net assets from
   operations.............   1,269,005   (1,919,702)    352,958    (180,644)  1,249,368     (823,286)      29,702     (565,878)
                           -----------  -----------  ----------  ----------  ----------  -----------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments received
    from contractowners...      79,438       83,733       6,812     102,783     160,817       31,632      241,675      302,222
   Transfers between
    Variable Investment
    Options including
    guaranteed interest
    account, net..........  (1,368,843)   1,351,769    (249,917)     (6,612)    634,291    2,800,158     (630,652)  (2,679,978)
   Transfers for
    contract benefits
    and terminations......  (1,303,248)  (2,351,963)   (280,512)   (356,455)   (437,535)    (522,378)  (3,551,524)  (4,060,671)
   Contract maintenance
    charges...............     (79,803)     (86,005)    (12,973)    (13,659)    (31,879)     (27,283)    (126,376)    (137,627)
                           -----------  -----------  ----------  ----------  ----------  -----------  -----------  -----------

 Net increase (decrease)
   in net assets from
   contractowners
   transactions...........  (2,672,456)  (1,002,466)   (536,590)   (273,943)    325,694    2,282,129   (4,066,877)  (6,576,054)
                           -----------  -----------  ----------  ----------  ----------  -----------  -----------  -----------

 Net increase (decrease)
   in amount retained by
   AXA Equitable in
   Separate Account
   No. 45.................         746        1,420          --           1          --          427           --            2
                           -----------  -----------  ----------  ----------  ----------  -----------  -----------  -----------

INCREASE (DECREASE) IN
 NET ASSETS...............  (1,402,705)  (2,920,748)   (183,632)   (454,586)  1,575,062    1,459,270   (4,037,175)  (7,141,930)
NET ASSETS -- BEGINNING
 OF PERIOD................  19,052,585   21,973,333   3,020,482   3,475,068   6,667,053    5,207,783   32,205,683   39,347,613
                           -----------  -----------  ----------  ----------  ----------  -----------  -----------  -----------

NET ASSETS -- END OF
 PERIOD................... $17,649,880  $19,052,585  $2,836,850  $3,020,482  $8,242,115  $ 6,667,053  $28,168,508  $32,205,683
                           ===========  ===========  ==========  ==========  ==========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...................         227          523           4          22         195          401          417          675
 Redeemed.................        (397)        (584)        (64)        (53)       (165)        (192)        (799)      (1,287)
                           -----------  -----------  ----------  ----------  ----------  -----------  -----------  -----------
 Net Increase (Decrease)..        (170)         (61)        (60)        (31)         30          209         (382)        (612)
                           ===========  ===========  ==========  ==========  ==========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                         EQ/SMALL COMPANY          EQ/T. ROWE PRICE
                                             EQ/QUALITY BOND PLUS*            INDEX*                 GROWTH STOCK*
                                           ------------------------  ------------------------  ------------------------
                                               2012         2011         2012         2011         2012         2011
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............. $  (123,339) $   130,933  $    11,163  $  (141,938) $  (232,448) $  (215,658)
 Net realized gain (loss) on investments..    (225,472)     228,403      402,630      924,397    1,094,902      483,582
 Change in unrealized appreciation
   (depreciation) of investments..........     525,895     (391,471)   1,838,539   (1,777,841)   1,411,291     (740,637)
                                           -----------  -----------  -----------  -----------  -----------  -----------

 Net Increase (decrease) in net assets
   from operations........................     177,084      (32,135)   2,252,332     (995,382)   2,273,745     (472,713)
                                           -----------  -----------  -----------  -----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners..      53,330      103,195       59,592       94,896      159,613       85,532
   Transfers between Variable
    Investment Options including
    guaranteed interest account, net......    (344,132)    (967,022)    (479,136)    (491,543)   1,855,069      415,840
   Transfers for contract benefits and
    terminations..........................  (1,635,895)  (1,576,903)  (1,293,427)  (1,599,896)  (1,121,784)  (1,623,236)
   Contract maintenance charges...........     (55,568)     (55,974)     (79,726)     (79,729)     (56,161)     (43,367)
                                           -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets
   from contractowners transactions.......  (1,982,265)  (2,496,704)  (1,792,697)  (2,076,272)     836,737   (1,165,231)
                                           -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 45................          --            1           --           (1)          --            2
                                           -----------  -----------  -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.........  (1,805,181)  (2,528,838)     459,635   (3,071,655)   3,110,482   (1,637,942)
NET ASSETS -- BEGINNING OF PERIOD.........  15,067,031   17,595,869   16,984,073   20,055,728   13,284,576   14,922,518
                                           -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF PERIOD............... $13,261,850  $15,067,031  $17,443,708  $16,984,073  $16,395,058  $13,284,576
                                           ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...................................          80          136           79          116          296          164
 Redeemed.................................        (196)        (286)        (186)        (244)        (255)        (241)
                                           -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)..................        (116)        (150)        (107)        (128)          41          (77)
                                           ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                     EQ/TEMPLETON           EQ/UBS GROWTH &          EQ/VAN KAMPEN           EQ/WELLS FARGO
                                    GLOBAL EQUITY*              INCOME*                COMSTOCK*              OMEGA GROWTH*
                                ----------------------  ----------------------  ----------------------  ------------------------
                                   2012        2011        2012        2011        2012        2011         2012         2011
                                ----------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $   (3,088) $   12,331  $  (12,817) $  (10,479) $    8,761  $   11,488  $  (282,142) $  (224,259)
 Net realized gain (loss) on
   investments.................     64,123     (29,042)    134,466     (13,735)    201,105     (63,219)   1,897,855    1,044,995
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................    364,049    (268,943)     62,302     (55,694)    642,181    (118,313)   1,850,835   (2,167,508)
                                ----------  ----------  ----------  ----------  ----------  ----------  -----------  -----------

 Net Increase (decrease) in
   net assets from operations..    425,084    (285,654)    183,951     (79,908)    852,047    (170,044)   3,466,548   (1,346,772)
                                ----------  ----------  ----------  ----------  ----------  ----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............     11,532      37,818       5,451       7,635      10,691       5,427      131,618      161,741
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......    (39,570)    356,775    (203,091)    353,037     (65,732)    415,014    2,297,762    6,315,982
   Transfers for contract
    benefits and terminations..   (177,048)   (139,937)   (166,729)    (66,698)   (258,439)   (629,357)  (1,327,696)  (1,410,736)
   Contract maintenance
    charges....................    (11,612)    (11,248)     (7,791)     (7,400)    (23,520)    (20,606)     (91,264)     (72,005)
                                ----------  ----------  ----------  ----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in
   net assets from
   contractowners transactions.   (216,698)    243,408    (372,160)    286,574    (337,000)   (229,522)   1,010,420    4,994,982
                                ----------  ----------  ----------  ----------  ----------  ----------  -----------  -----------

INCREASE (DECREASE) IN NET
 ASSETS........................    208,386     (42,246)   (188,209)    206,666     515,047    (399,566)   4,476,968    3,648,210
NET ASSETS -- BEGINNING OF
 PERIOD........................  2,537,182   2,579,428   1,832,206   1,625,540   5,131,937   5,531,503   18,088,373   14,440,163
                                ----------  ----------  ----------  ----------  ----------  ----------  -----------  -----------

NET ASSETS -- END OF PERIOD.... $2,745,568  $2,537,182  $1,643,997  $1,832,206  $5,646,984  $5,131,937  $22,565,341  $18,088,373
                                ==========  ==========  ==========  ==========  ==========  ==========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued........................         37          76          91         103          47         108          452          780
 Redeemed......................        (63)        (51)       (161)        (48)        (77)       (130)        (363)        (328)
                                ----------  ----------  ----------  ----------  ----------  ----------  -----------  -----------
 Net Increase (Decrease).......        (26)         25         (70)         55         (30)        (22)          89          452
                                ==========  ==========  ==========  ==========  ==========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                            MULTIMANAGER AGGRESSIVE        MULTIMANAGER        MULTIMANAGER INTERNATIONAL
                                                    EQUITY*                 CORE BOND*                  EQUITY*
                                           ------------------------  ------------------------  ------------------------
                                               2012         2011         2012         2011         2012          2011
                                              ----      -----------  -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)............. $  (341,526) $  (451,142) $   309,750  $   476,256  $    (3,533)  $    12,675
 Net realized gain (loss) on investments..    (219,302)    (353,652)   2,535,467    2,212,626   (1,383,967)   (1,486,229)
 Change in unrealized appreciation
   (depreciation) of investments..........   4,311,460   (1,617,483)  (1,102,442)  (1,003,460)   2,689,224      (640,630)
                                           -----------  -----------  -----------  -----------  -----------   -----------
 Net Increase (decrease) in net assets
   from operations........................   3,750,632   (2,422,277)   1,742,775    1,685,422    1,301,724    (2,114,184)
                                           -----------  -----------  -----------  -----------  -----------   -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners..     370,925      168,447      434,817      337,148      104,329        12,208
   Transfers between Variable
    Investment Options including
    guaranteed interest account, net......  (1,726,660)  (2,212,943)  11,638,760    4,805,184     (473,606)     (743,750)
   Transfers for contract benefits and
    terminations..........................  (2,560,602)  (2,776,155)  (4,670,219)  (4,342,242)    (720,351)     (906,927)
   Contract maintenance charges...........    (178,230)    (187,705)    (167,808)    (138,646)     (37,549)      (43,781)
                                           -----------  -----------  -----------  -----------  -----------   -----------

 Net increase (decrease) in net assets
   from contractowners transactions.......  (4,094,567)  (5,008,356)   7,235,550      661,444   (1,127,177)   (1,682,250)
                                           -----------  -----------  -----------  -----------  -----------   -----------

 Net increase (decrease) in amount
   retained by AXA Equitable in
   Separate Account No. 45................     800,000           --           --           --           --            (2)
                                           -----------  -----------  -----------  -----------  -----------   -----------

INCREASE (DECREASE) IN NET ASSETS.........     456,065   (7,430,633)   8,978,325    2,346,866      174,547    (3,796,436)
NET ASSETS -- BEGINNING OF PERIOD.........  30,060,665   37,491,298   41,540,964   39,194,098    8,510,749    12,307,185
                                           -----------  -----------  -----------  -----------  -----------   -----------

NET ASSETS -- END OF PERIOD............... $30,516,730  $30,060,665  $50,519,289  $41,540,964  $ 8,685,296   $ 8,510,749
                                           ===========  ===========  ===========  ===========  ===========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued...................................           3            2           --           --           --            --
 Redeemed.................................         (18)         (21)          --           --           --            --
                                           -----------  -----------  -----------  -----------  -----------   -----------
 Net Increase (Decrease)..................         (15)         (20)          --           --           --            --
                                           ===========  ===========  ===========  ===========  ===========   ===========

UNIT ACTIVITY CLASS B
 Issued...................................          10           13        1,112          966          112            81
 Redeemed.................................         (67)         (87)        (617)        (920)        (209)         (217)
                                           -----------  -----------  -----------  -----------  -----------   -----------
 Net Increase (Decrease)..................         (57)         (74)         495           46          (97)         (136)
                                           ===========  ===========  ===========  ===========  ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                             MULTIMANAGER LARGE       MULTIMANAGER LARGE       MULTIMANAGER MID CAP      MULTIMANAGER MID CAP
                              CAP CORE EQUITY*            CAP VALUE*                  GROWTH*                   VALUE*
                           ----------------------  ------------------------  ------------------------  ------------------------
                              2012        2011         2012         2011         2012         2011         2012         2011
                           ----------  ----------  -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
NET ASSETS
FROM OPERATIONS:
 Net investment income
   (loss)................. $  (17,206) $  (29,294) $   (22,722) $   (47,956) $  (137,855) $  (159,496) $  (111,722) $  (178,322)
 Net realized gain
   (loss) on investments..    (36,559)   (107,919)    (359,816)    (796,737)      89,246      (95,994)     456,138      120,145
 Change in unrealized
   appreciation
   (depreciation) of
   investments............    461,816    (160,715)   1,486,540      208,569    1,259,691     (706,750)     954,375   (1,809,768)
                           ----------  ----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net Increase (decrease)
   in net assets from
   operations.............    408,051    (297,928)   1,104,002     (636,124)   1,211,082     (962,240)   1,298,791   (1,867,945)
                           ----------  ----------  -----------  -----------  -----------  -----------  -----------  -----------

CONTRACTOWNERS
TRANSACTIONS:
 Contributions and
   Transfers:
   Payments received
    from contractowners...     68,849       7,598       35,032       58,530       74,304       28,263       59,163       33,350
   Transfers between
    Variable Investment
    Options including
    guaranteed interest
    account, net..........   (154,633)    (56,118)    (629,325)    (838,766)    (430,480)    (585,862)    (153,345)      (3,995)
   Transfers for
    contract benefits
    and terminations......   (264,237)   (329,694)    (777,957)  (1,014,122)    (814,098)  (1,169,950)    (947,700)  (1,341,605)
   Contract maintenance
    charges...............    (11,070)    (12,259)     (35,616)     (37,981)     (36,161)     (40,663)     (42,742)     (48,665)
                           ----------  ----------  -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease)
   in net assets from
   contractowners
   transactions...........   (361,091)   (390,473)  (1,407,866)  (1,832,339)  (1,206,435)  (1,768,212)  (1,084,624)  (1,360,915)
                           ----------  ----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net increase (decrease)
   in amount retained by
   AXA Equitable in
   Separate Account
   No. 45.................         --          (2)          --           (1)          --            1           --           (1)
                           ----------  ----------  -----------  -----------  -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN
 NET ASSETS...............     46,960    (688,403)    (303,864)  (2,468,464)       4,647   (2,730,451)     214,167   (3,228,861)
NET ASSETS -- BEGINNING
 OF PERIOD................  3,211,581   3,899,984    8,439,836   10,908,300    9,327,815   12,058,266   10,371,746   13,600,607
                           ----------  ----------  -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF
 PERIOD................... $3,258,541  $3,211,581  $ 8,135,972  $ 8,439,836  $ 9,332,462  $ 9,327,815  $10,585,913  $10,371,746
                           ==========  ==========  ===========  ===========  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued...................         14          42           16           34          102          107           96          122
 Redeemed.................        (47)        (79)        (131)        (185)        (209)        (260)        (174)        (218)
                           ----------  ----------  -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)..        (33)        (37)        (115)        (151)        (107)        (153)         (78)         (96)
                           ==========  ==========  ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                MULTIMANAGER MULTI-SECTOR  MULTIMANAGER SMALL CAP   MULTIMANAGER SMALL CAP
                                          BOND*                   GROWTH*                   VALUE*
                                ------------------------  -----------------------  ------------------------
                                    2012         2011        2012         2011         2012         2011
                                -----------  -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
ASSETS
FROM OPERATIONS:
 Net investment income (loss).. $   325,393  $   924,807  $  (55,164) $   (65,845) $   (83,028) $  (149,573)
 Net realized gain (loss) on
   investments.................  (2,191,097)  (3,367,148)    364,230      533,736     (179,144)    (379,217)
 Change in unrealized
   appreciation
   (depreciation) of
   investments.................   3,349,257    3,886,397      36,872   (1,257,466)   1,611,931     (558,188)
                                -----------  -----------  ----------  -----------  -----------  -----------

 Net Increase (decrease) in
   net assets from operations..   1,483,553    1,444,056     345,938     (789,575)   1,349,759   (1,086,978)
                                -----------  -----------  ----------  -----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from
    contractowners.............     224,334      411,932      18,359       86,364       24,635      127,768
   Transfers between Variable
    Investment Options
    including guaranteed
    interest account, net......   1,857,424      479,771    (373,972)    (388,595)    (662,791)    (912,699)
   Transfers for contract
    benefits and terminations..  (3,949,102)  (4,680,467)   (264,648)    (470,720)    (616,635)    (992,727)
   Contract maintenance
    charges....................    (166,442)    (161,681)    (16,205)     (17,886)     (42,797)     (46,197)
                                -----------  -----------  ----------  -----------  -----------  -----------

 Net increase (decrease) in
   net assets from
   contractowners transactions.  (2,033,786)  (3,950,445)   (636,466)    (790,837)  (1,297,588)  (1,823,855)
                                -----------  -----------  ----------  -----------  -----------  -----------

 Net increase (decrease) in
   amount retained by AXA
   Equitable in Separate
   Account No. 45..............          --            1          --           --           --           (1)
                                -----------  -----------  ----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET
 ASSETS........................    (550,233)  (2,506,388)   (290,528)  (1,580,412)      52,171   (2,910,834)
NET ASSETS -- BEGINNING OF
 PERIOD........................  38,848,551   41,354,939   3,681,338    5,261,750    9,538,725   12,449,559
                                -----------  -----------  ----------  -----------  -----------  -----------

NET ASSETS -- END OF PERIOD.... $38,298,318  $38,848,551  $3,390,810  $ 3,681,338  $ 9,590,896  $ 9,538,725
                                ===========  ===========  ==========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued........................          27           23          --           --           --           --
 Redeemed......................         (14)         (36)         --           --           --           --
                                -----------  -----------  ----------  -----------  -----------  -----------
 Net Increase (Decrease).......          13          (13)         --           --           --           --
                                ===========  ===========  ==========  ===========  ===========  ===========

UNIT ACTIVITY CLASS B
 Issued........................         108          149         182          130           22           30
 Redeemed......................        (192)        (273)       (266)        (229)        (105)        (143)
                                -----------  -----------  ----------  -----------  -----------  -----------
 Net Increase (Decrease).......         (84)        (124)        (84)         (99)         (83)        (113)
                                ===========  ===========  ==========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.


                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                    MULTIMANAGER
                                                                                                     TECHNOLOGY*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (308,025) $  (329,964)
  Net realized gain (loss) on investments....................................................   1,316,040    1,383,133
  Change in unrealized appreciation (depreciation) of investments............................   1,348,345   (2,362,306)
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................   2,356,360   (1,309,137)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     149,172      137,223
   Transfers between Variable Investment Options including guaranteed interest account, net..    (924,748)    (351,924)
   Transfers for contract benefits and terminations..........................................  (1,549,681)  (2,084,360)
   Contract maintenance charges..............................................................     (83,651)     (82,357)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  (2,408,908)  (2,381,418)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account No. 45.....          --           (4)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................     (52,548)  (3,690,559)
NET ASSETS -- BEGINNING OF PERIOD............................................................  19,924,258   23,614,817
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $19,871,710  $19,924,258
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         256          389
  Redeemed...................................................................................        (452)        (595)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................        (196)        (206)
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
(a)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
(b)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth & Income due to a fund merger on May 20, 2011.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2012

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account
   No. 45 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of EQ Advisors Trust ("EQAT") and AXA Premier VIP Trust ("VIP"), (collectively, "The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. As used herein, "The Trusts" refers to both the Trusts and the Portfolios. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager International Equity
 .   Multimanager Large Cap Core Equity
 .   Multimanager Large Cap Value
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Multi-Sector Bond
 .   Multimanager Small Cap Growth
 .   Multimanager Small Cap Value
 .   Multimanager Technology

     EQ ADVISORS TRUST*
 .   EQ/AllianceBernstein Small Cap Growth
 .   EQ/AXA Franklin Small Cap Value Core
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Davis New York Venture
 .   EQ/Equity 500 Index
 .   EQ/Equity Growth PLUS
 .   EQ/Franklin Core Balanced
 .   EQ/Franklin Templeton Allocation
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/Global Multi-Sector Equity
 .   EQ/Intermediate Government Bond/(1)/
 .   EQ/International Core PLUS
 .   EQ/International Equity Index
 .   EQ/International Value PLUS
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Core PLUS
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Growth PLUS
 .   EQ/Large Cap Value Index
 .   EQ/Large Cap Value PLUS
 .   EQ/Lord Abbett Large Cap Core
 .   EQ/MFS International Growth
 .   EQ/Mid Cap Index
 .   EQ/Mid Cap Value PLUS
 .   EQ/Money Market
 .   EQ/Montag & Caldwell Growth
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/Mutual Large Cap Equity
 .   EQ/Oppenheimer Global
 .   EQ/PIMCO Ultra Short Bond
 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/Templeton Global Equity
 .   EQ/UBS Growth & Income
 .   EQ/Van Kampen Comstock
 .   EQ/Wells Fargo Omega Growth

  (1)Formerly known as EQ/Intermediate Government Bond Index

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of the Trust, as further described in Note 5 of these financial statements.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

1. Organization (Concluded)


   The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor and Income Manager (collectively, the "Contracts"). These annuities in the Accumulator series are offered with the same Variable Investment Options for use as a nonqualified annuity ("NQ") for after-tax contributions only, or when used as an investment vehicle for certain qualified plans ("QP"), an individual retirement annuity ("IRA") or a tax-shelter annuity ("TSA"). The Accumulator series of annuities are offered under group and individual variable annuity forms.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense charges, asset-based administration charges, distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Accounts. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments:

   Investments are made in shares of The Trusts and are valued at the reported net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment Transactions and Investment Income:

   Investment transactions are recorded by the Account on the trade date. Dividend income and distributions of net realized gains from The Trusts are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts shares (determined on the identified cost basis) and (2) distributions representing the net realized gains on investment transactions.

   Due To and Due From:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

2. Significant Accounting Policies (Concluded)


   Contract Payments and Transfers:

   Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 46. Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and the fixed maturity options of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   Taxes:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1 and Level 2 during the year.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012


4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

                                        PURCHASES     SALES
                                       ----------- -----------
AXA AGGRESSIVE ALLOCATION............. $ 1,860,125 $ 5,661,823
AXA CONSERVATIVE ALLOCATION...........  15,061,137  12,817,688
AXA CONSERVATIVE-PLUS ALLOCATION......   8,209,972   6,356,908
AXA MODERATE ALLOCATION...............  12,634,151  32,656,387
AXA MODERATE-PLUS ALLOCATION..........   4,934,267  17,125,446
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.   5,413,880   8,822,248
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..     437,951     742,703
EQ/BLACKROCK BASIC VALUE EQUITY.......   3,406,564  10,011,253
EQ/BOSTON ADVISORS EQUITY INCOME......   3,033,374   1,909,313
EQ/CALVERT SOCIALLY RESPONSIBLE.......     302,512     138,445
EQ/CAPITAL GUARDIAN RESEARCH..........   1,549,373   5,381,476
EQ/COMMON STOCK INDEX.................   5,262,154  26,915,724
EQ/CORE BOND INDEX....................   4,158,750   5,956,267
EQ/DAVIS NEW YORK VENTURE.............     334,066   1,187,667
EQ/EQUITY 500 INDEX...................   6,632,809  12,525,848
EQ/EQUITY GROWTH PLUS.................     496,511   5,396,650
EQ/FRANKLIN CORE BALANCED.............   3,416,572   2,995,817
EQ/FRANKLIN TEMPLETON ALLOCATION......   1,384,586   1,304,443
EQ/GAMCO MERGERS AND ACQUISITIONS.....     766,270   1,487,395
EQ/GAMCO SMALL COMPANY VALUE..........   4,432,415   5,732,924
EQ/GLOBAL BOND PLUS...................   3,763,664   4,155,966
EQ/GLOBAL MULTI-SECTOR EQUITY.........   1,828,200   8,125,381
EQ/INTERMEDIATE GOVERNMENT BOND.......   2,703,722   8,765,984
EQ/INTERNATIONAL CORE PLUS............     815,890   2,311,006
EQ/INTERNATIONAL EQUITY INDEX.........   2,860,690   9,525,878
EQ/INTERNATIONAL VALUE PLUS...........   1,179,503   4,685,426
EQ/JPMORGAN VALUE OPPORTUNITIES.......     593,654   2,676,312
EQ/LARGE CAP CORE PLUS................     606,960     695,623
EQ/LARGE CAP GROWTH INDEX.............   3,054,217   6,562,456
EQ/LARGE CAP GROWTH PLUS..............     957,497   6,698,955
EQ/LARGE CAP VALUE INDEX..............     552,907   1,152,191
EQ/LARGE CAP VALUE PLUS...............   3,247,761  23,669,818
EQ/LORD ABBETT LARGE CAP CORE.........     285,763   1,367,789
EQ/MFS INTERNATIONAL GROWTH...........   2,637,653   2,023,351
EQ/MID CAP INDEX......................   2,515,129   5,684,588
EQ/MID CAP VALUE PLUS.................   1,196,523   8,783,142
EQ/MONEY MARKET.......................  36,971,106  49,910,331
EQ/MONTAG & CALDWELL GROWTH...........     922,743   1,808,800
EQ/MORGAN STANLEY MID CAP GROWTH......   4,191,168   6,740,127
EQ/MUTUAL LARGE CAP EQUITY............      76,125     615,116
EQ/OPPENHEIMER GLOBAL.................   2,066,367   1,780,304
EQ/PIMCO ULTRA SHORT BOND.............   4,628,749   8,963,785
EQ/QUALITY BOND PLUS..................   1,440,490   3,546,094
EQ/SMALL COMPANY INDEX................   2,641,253   3,391,640
EQ/T. ROWE PRICE GROWTH STOCK.........   5,255,510   4,651,221
EQ/TEMPLETON GLOBAL EQUITY............     347,349     567,135
EQ/UBS GROWTH & INCOME................     523,974     908,951
EQ/VAN KAMPEN COMSTOCK................     574,728     902,967
EQ/WELLS FARGO OMEGA GROWTH...........   6,057,945   4,592,384
MULTIMANAGER AGGRESSIVE EQUITY........   1,441,399   5,077,492
MULTIMANAGER CORE BOND................  19,358,491   9,537,217

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

4. Purchases and Sales of Investments (Concluded)

                                    PURCHASES    SALES
                                    ---------- ----------
MULTIMANAGER INTERNATIONAL EQUITY.. $1,338,771 $2,469,481
MULTIMANAGER LARGE CAP CORE EQUITY.    164,561    542,858
MULTIMANAGER LARGE CAP VALUE.......    291,499  1,722,087
MULTIMANAGER MID CAP GROWTH........  1,194,415  2,538,705
MULTIMANAGER MID CAP VALUE.........  1,346,643  2,542,989
MULTIMANAGER MULTI-SECTOR BOND.....  4,943,524  6,651,917
MULTIMANAGER SMALL CAP GROWTH......  1,400,235  2,091,865
MULTIMANAGER SMALL CAP VALUE.......    407,391  1,788,007
MULTIMANAGER TECHNOLOGY............  3,131,357  5,848,290

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options are invested are categorized by the share class of the Portfolio. All share classes are subject to fees for investment management and advisory services and other Trust expenses and are subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") approved by The Trusts' Board of Trustees and adopted by the applicable Trusts. The Rule 12b-1 Plans provide that The Trusts, on behalf of each related Variable Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees are reflected in the net asset value of the shares of the Trusts and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options. Class A shares of the Trusts continue to be purchased with respect to Contracts in force prior to May 1, 1997.

   AXA Equitable and its affiliates serve as investment manager of the Portfolios of The Trusts. AXA Equitable receives management fees for services performed in their capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Expenses of the Portfolios of The Trusts generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.12% to a high of 1.40% of the average daily net assets of the Portfolios of The Trusts. AXA Equitable, as investment manager of The Trusts, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index as well as a portion of EQ/Large Cap Value PLUS, EQ/Quantity Bond PLUS, Multimanager Aggressive Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

6. Reorganizations


   In 2012, there were no reorganizations within the Variable Investment Options of the Account.

   In 2011, several fund reorganizations occurred within The Trusts. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives.

   In May 2011, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby, certain Portfolios of The Trusts (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for equivalent interests in certain other Portfolios of The Trusts (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, reorganizations which occurred in 2011 were treated as mergers.

-------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                SURVIVING PORTFOLIO
-------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/CAPITAL GUARDIAN GROWTH       EQ/LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------------------
Shares -- Class B            261,399                         3,120,468
Value -- Class B          $    13.86                       $     17.57
Net Assets Before Merger  $3,622,990                       $51,203,635
Net Assets After Merger   $       --                       $54,826,625
-------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/LORD ABBETT GROWTH AND INCOME EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------------------
Shares -- Class B            391,544                         1,173,216
Value -- Class B          $    10.68                       $      5.61
Net Assets Before Merger  $4,181,691                       $ 2,400,051
Net Assets After Merger   $       --                       $ 6,581,742

7. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the Account for the following charges:





                                                                       ASSET-BASED                 CURRENT   MAXIMUM
                                                        MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATE
                                                        EXPENSE RISKS     CHARGE        CHARGE     CHARGE    CHARGE
                                                        ------------- -------------- ------------ --------- ---------

Accumulator Advisor....................................     0.50%            --            --       0.50%     0.50%

Income Manager.........................................     0.90%          0.25%           --       1.15%     1.15%

Accumulator............................................     1.10%          0.25%           --       1.35%     1.35%

Accumulator issued on, or after March 1, 2000..........     1.10%          0.25%         0.20%      1.55%     1.55%

Accumulator Plus, Select, Elite........................     1.10%          0.25%         0.25%      1.60%     1.60%

Accumulator Select issued on, or after August 13, 2001.     1.10%          0.25%         0.35%      1.70%     1.70%

   The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the Contract.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

7. Contractowner Charges (Concluded)


   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                            WHEN CHARGE
              CHARGES                       IS DEDUCTED                      AMOUNT DEDUCTED                  HOW DEDUCTED
              -------                        -----------                     ---------------                   ------------

Charges for state premium and other  At time of transaction      Varies by state.                         Applied to an annuity
applicable taxes                                                                                          payout option

Annual Administrative charge         Annually on each            Depending on account value a charge of   Unit liquidation from
                                     contract date anniversary.  $30 or Years 1 to 2 lesser of $30 or 2%  account value of account value

Variable Immediate Annuity payout    At time of transaction      $350 annuity administrative fee          Unit liquidation from
option administrative fee                                                                                 account value

Withdrawal charge                    At time of transaction      LOW - During the first seven contract    Unit liquidation from
                                                                 years, a charge is deducted from         account value
                                                                 amounts withdrawn that exceed 15% of
                                                                 account value. The charge begins at 7%
                                                                 and declines by 1% each year.

                                                                 HIGH - During the first nine contract
                                                                 years, a charge is deducted from
                                                                 amounts withdrawn that exceed 15% of
                                                                 account value. The charge begins at 8%
                                                                 and declines by 1% beginning in the
                                                                 third contract year.

BaseBuilder benefit charge           Annually on each contract   LOW 0.15% HIGH 0.45%                     Unit liquidation from
                                     date anniversary.                                                    account value

Protection Plus                      Annually on each contract   0.20%                                    Unit liquidation from
                                     date anniversary.                                                    account value

Guaranteed minimum death benefit     Annually on each contract   LOW 0.20% HIGH 0.35%                     Unit liquidation from
charge 6% rollup to age 80           date anniversary.                                                    account value

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.











                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
AXA AGGRESSIVE ALLOCATION
      Unit Value 1.15% to 1.60%*
2012  Lowest contract charges 1.15% Class B     $12.12            --                                          12.85%
      Highest contract charges 1.60% Class B    $11.64            --                                          12.36%
      All contract charges                          --         1,541            $18,297           0.78%          --
2011  Lowest contract charges 1.15% Class B     $10.74            --                 --             --        (8.60)%
      Highest contract charges 1.60% Class B    $10.36            --                 --             --        (8.96)%
      All contract charges                          --         1,884            $19,864           1.22%          --
2010  Lowest contract charges 0.50% Class B     $12.29            --                 --             --        12.53%
      Highest contract charges 1.70% Class B    $12.51            --                 --             --        11.14%
      All contract charges                          --         2,086            $24,104           1.54%          --
2009  Lowest contract charges 0.50% Class B     $10.92            --                 --             --        26.68%
      Highest contract charges 1.70% Class B    $11.26            --                 --             --        25.00%
      All contract charges                          --         2,199            $22,790           1.01%          --
2008  Lowest contract charges 0.50% Class B     $ 8.62            --                 --             --       (39.51)%
      Highest contract charges 1.70% Class B    $ 9.00            --                 --             --       (40.20)%
      All contract charges                          --         2,124            $17,545           1.61%          --

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
AXA CONSERVATIVE ALLOCATION
      Unit Value 1.15% to 1.70%*
2012  Lowest contract charges 1.15% Class B     $12.11            --                 --             --         3.42%
      Highest contract charges 1.70% Class B    $12.06            --                 --             --         2.81%
      All contract charges                          --         4,657           $ 55,158           0.84%          --
2011  Lowest contract charges 1.15% Class B     $11.71            --                 --             --         0.69%
      Highest contract charges 1.70% Class B    $11.73            --                 --             --         0.17%
      All contract charges                          --         4,498           $ 51,721           1.72%          --
2010  Lowest contract charges 0.50% Class B     $12.16            --                 --             --         6.70%
      Highest contract charges 1.70% Class B    $11.71            --                 --             --         5.41%
      All contract charges                          --         4,286           $ 49,040           2.36%          --
2009  Lowest contract charges 0.50% Class B     $11.40            --                 --             --         9.30%
      Highest contract charges 1.70% Class B    $11.11            --                 --             --         7.97%
      All contract charges                          --         3,682           $ 39,801           2.43%          --
2008  Lowest contract charges 0.50% Class B     $10.43            --                 --             --       (11.46)%
      Highest contract charges 1.70% Class B    $10.29            --                 --             --       (12.50)%
      All contract charges                          --         3,108           $ 31,022           5.44%          --
AXA CONSERVATIVE-PLUS ALLOCATION
      Unit Value 1.15% to 1.70%*
2012  Lowest contract charges 1.15% Class B     $12.06            --                 --             --         6.16%
      Highest contract charges 1.70% Class B    $12.20            --                 --             --         5.54%
      All contract charges                          --         3,556           $ 41,883           0.84%          --
2011  Lowest contract charges 1.15% Class B     $11.36            --                 --             --        (1.82)%
      Highest contract charges 1.70% Class B    $11.56            --                 --             --        (2.45)%
      All contract charges                          --         3,428           $ 38,113           1.45%          --
2010  Lowest contract charges 0.50% Class B     $12.11            --                 --             --         8.48%
      Highest contract charges 1.70% Class B    $11.85            --                 --             --         7.21%
      All contract charges                          --         3,766           $ 42,765           2.10%          --
2009  Lowest contract charges 0.50% Class B     $11.16            --                 --             --        13.88%
      Highest contract charges 1.70% Class B    $11.05            --                 --             --        12.53%
      All contract charges                          --         3,384           $ 35,734           1.97%          --
2008  Lowest contract charges 0.50% Class B     $ 9.80            --                 --             --       (19.80)%
      Highest contract charges 1.70% Class B    $ 9.82            --                 --             --       (20.81)%
      All contract charges                          --         2,909           $ 27,248           3.66%          --
AXA MODERATE ALLOCATION
      Unit Value 1.15%*
2012  1.15% Class A                             $56.68           420           $ 23,821           0.76%        7.55%
2011  1.15% Class A                             $52.70           476           $ 25,073           1.49%       (3.29)%
2010  1.15% Class A                             $54.49           521           $ 28,382           2.10%        8.91%
2009  1.15% Class A                             $50.03           572           $ 28,625           1.40%       15.97%
2008  1.15% Class A                             $43.14           542           $ 23,385           3.28%      (25.16)%
AXA MODERATE ALLOCATION
      Unit Value 0.50% to 1.70%*
2012  Lowest contract charges 0.50% Class B     $63.37            --                 --             --         8.25%
      Highest contract charges 1.70% Class B    $45.70            --                 --             --         6.95%
      All contract charges                          --         3,810           $188,087           0.76%          --
2011  Lowest contract charges 0.50% Class B     $58.54            --                 --             --        (2.89)%
      Highest contract charges 1.70% Class B    $42.73            --                 --             --        (4.06)%
      All contract charges                          --         4,195           $193,006           1.49%          --
2010  Lowest contract charges 0.50% Class B     $60.28            --                 --             --         9.35%
      Highest contract charges 1.70% Class B    $44.54            --                 --             --         8.05%
      All contract charges                          --         4,480           $214,166           2.10%          --
2009  Lowest contract charges 0.50% Class B     $55.12            --                 --             --        16.43%
      Highest contract charges 1.70% Class B    $41.22            --                 --             --        15.01%
      All contract charges                          --         4,841           $213,482           1.40%          --
2008  Lowest contract charges 0.50% Class B     $47.34            --                 --             --       (24.86)%
      Highest contract charges 1.70% Class B    $35.84            --                 --             --       (25.75)%
      All contract charges                          --         5,218           $199,318           3.28%          --

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
AXA MODERATE-PLUS ALLOCATION
      Unit Value 1.15% to 1.70%*
2012  Lowest contract charges 1.15% Class B     $12.41            --                 --             --        10.21%
      Highest contract charges 1.70% Class B    $13.05            --                 --             --         9.66%
      All contract charges                          --         7,578           $ 91,928           0.75%          --
2011  Lowest contract charges 1.15% Class B     $11.26            --                 --             --        (6.09)%
      Highest contract charges 1.70% Class B    $11.90            --                 --             --        (6.59)%
      All contract charges                          --         8,687           $ 95,817           1.34%          --
2010  Lowest contract charges 0.50% Class B     $12.54            --                 --             --        10.97%
      Highest contract charges 1.70% Class B    $12.74            --                 --             --         9.64%
      All contract charges                          --         9,748           $114,722           1.69%          --
2009  Lowest contract charges 0.50% Class B     $11.30            --                 --             --        21.37%
      Highest contract charges 1.70% Class B    $11.62            --                 --             --        19.92%
      All contract charges                          --        10,142           $108,528           1.36%          --
2008  Lowest contract charges 0.50% Class B     $ 9.31            --                 --             --       (32.14)%
      Highest contract charges 1.70% Class B    $ 9.69            --                 --             --       (32.94)%
      All contract charges                          --        10,326           $ 91,875           2.22%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 1.15%*
2012  1.15% Class A                             $24.02            80           $  1,911           0.21%       14.27%
2011  1.15% Class A                             $21.02            83           $  1,750           0.00%       (1.55)%
2010  1.15% Class A                             $21.35           144           $  3,080           0.00%       32.03%
2009  1.15% Class A                             $16.17           107           $  1,734           0.02%       34.53%
2008  1.15% Class A                             $12.02           134           $  1,608             --       (45.19)%
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.50% to 1.70%*
2012  Lowest contract charges 0.50% Class B     $25.69            --                 --             --        15.05%
      Highest contract charges 1.70% Class B    $21.24            --                 --             --        13.64%
      All contract charges                          --         2,195           $ 48,684           0.21%          --
2011  Lowest contract charges 0.50% Class B     $22.33            --                 --             --        (1.15)%
      Highest contract charges 1.70% Class B    $18.69            --                 --             --        (2.35)%
      All contract charges                          --         2,466           $ 48,001           0.00%          --
2010  Lowest contract charges 0.50% Class B     $22.59            --                 --             --        32.59%
      Highest contract charges 1.70% Class B    $19.14            --                 --             --        31.00%
      All contract charges                          --         2,825           $ 56,145           0.00%          --
2009  Lowest contract charges 0.50% Class B     $17.04            --                 --             --        35.02%
      Highest contract charges 1.70% Class B    $14.61            --                 --             --        33.30%
      All contract charges                          --         3,170           $ 47,917           0.02%          --
2008  Lowest contract charges 0.50% Class B     $12.62            --                 --             --       (44.94)%
      Highest contract charges 1.70% Class B    $10.96            --                 --             --       (45.58)%
      All contract charges                          --         3,651           $ 41,271           0.00%          --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
      Unit Value 1.15% to 1.60%*
2012  Lowest contract charges 1.15% Class B     $10.35            --                 --             --        15.51%
      Highest contract charges 1.60% Class B    $10.05            --                 --             --        14.99%
      All contract charges                          --           120           $  1,234           0.64%          --
2011  Lowest contract charges 1.15% Class B     $ 8.96            --                 --             --       (10.58)%
      Highest contract charges 1.60% Class B    $ 8.74            --                 --             --       (11.09)%
      All contract charges                          --           154           $  1,366           0.15%          --
2010  Lowest contract charges 0.50% Class B     $10.31            --                 --             --        23.63%
      Highest contract charges 1.70% Class B    $ 9.79            --                 --             --        22.16%
      All contract charges                          --           141           $  1,399           0.18%          --
2009  Lowest contract charges 0.50% Class B     $ 8.34            --                 --             --        27.52%
      Highest contract charges 1.70% Class B    $ 8.01            --                 --             --        25.94%
      All contract charges                          --           157           $  1,272           0.84%          --
2008  Lowest contract charges 0.50% Class B     $ 6.54            --                 --             --       (33.67)%
      Highest contract charges 1.70% Class B    $ 6.36            --                 --             --       (34.50)%
      All contract charges                          --           333           $  2,133           1.12%          --

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
EQ/BLACKROCK BASIC VALUE EQUITY
      Unit Value 0.50% to 1.70%*
2012  Lowest contract charges 0.50% Class B     $26.36            --                 --             --        13.08%
      Highest contract charges 1.70% Class B    $21.80            --                 --             --        11.74%
      All contract charges                          --         2,806            $64,075           1.51%          --
2011  Lowest contract charges 0.50% Class B     $23.31            --                 --             --        (3.60)%
      Highest contract charges 1.70% Class B    $19.51            --                 --             --        (4.78)%
      All contract charges                          --         3,107            $63,356           1.18%          --
2010  Lowest contract charges 0.50% Class B     $24.18            --                 --             --        11.74%
      Highest contract charges 1.70% Class B    $20.49            --                 --             --        10.38%
      All contract charges                          --         3,438            $73,317           1.21%          --
2009  Lowest contract charges 0.50% Class B     $21.64            --                 --             --        29.58%
      Highest contract charges 1.70% Class B    $18.56            --                 --             --        28.09%
      All contract charges                          --         3,848            $74,155           2.58%          --
2008  Lowest contract charges 0.50% Class B     $16.70            --                 --             --       (36.86)%
      Highest contract charges 1.70% Class B    $14.49            --                 --             --       (37.65)%
      All contract charges                          --         4,204            $63,087           1.54%          --
EQ/BOSTON ADVISORS EQUITY INCOME
      Unit Value 1.15% to 1.70%*
2012  Lowest contract charges 1.15% Class B     $ 6.83            --                 --             --        16.35%
      Highest contract charges 1.70% Class B    $ 6.31            --                 --             --        15.57%
      All contract charges                          --         1,338            $ 8,822           2.14%          --
2011  Lowest contract charges 1.15% Class B     $ 5.87            --                 --             --        (1.51)%
      Highest contract charges 1.70% Class B    $ 5.46            --                 --             --        (1.97)%
      All contract charges                          --         1,184            $ 6,720           1.94%          --
2010  Lowest contract charges 0.50% Class B     $ 6.45            --                 --             --        15.21%
      Highest contract charges 1.70% Class B    $ 5.57            --                 --             --        13.71%
      All contract charges                          --         1,176            $ 6,791           2.39%          --
2009  Lowest contract charges 0.50% Class B     $ 5.60            --                 --             --        10.89%
      Highest contract charges 1.70% Class B    $ 4.90            --                 --             --         9.62%
      All contract charges                          --         1,324            $ 6,698           2.23%          --
2008  Lowest contract charges 0.50% Class B     $ 5.05            --                 --             --       (32.67)%
      Highest contract charges 1.70% Class B    $ 4.47            --                 --             --       (33.38)%
      All contract charges                          --         1,651            $ 7,626           2.27%          --
EQ/CALVERT SOCIALLY RESPONSIBLE
      Unit Value 1.15% to 1.60%*
2012  Lowest contract charges 1.15% Class B     $ 9.06            --                 --             --        15.41%
      Highest contract charges 1.60% Class B    $ 8.53            --                 --             --        14.96%
      All contract charges                          --            99            $   861           1.12%          --
2011  Lowest contract charges 1.15% Class B     $ 7.85            --                 --             --        (0.88)%
      Highest contract charges 1.60% Class B    $ 7.42            --                 --             --        (1.33)%
      All contract charges                          --            80            $   604           0.38%          --
2010  Lowest contract charges 0.50% Class B     $ 8.54            --                 --             --        11.89%
      Highest contract charges 1.70% Class B    $ 7.44            --                 --             --        10.69%
      All contract charges                          --            72            $   545           0.05%          --
2009  Lowest contract charges 0.50% Class B     $ 7.63            --                 --             --        30.20%
      Highest contract charges 1.70% Class B    $ 6.72            --                 --             --        28.49%
      All contract charges                          --            86            $   595           0.24%          --
2008  Lowest contract charges 0.50% Class B     $ 5.86            --                 --             --       (45.44)%
      Highest contract charges 1.70% Class B    $ 5.23            --                 --             --       (46.14)%
      All contract charges                          --            93            $   497           0.25%          --
EQ/CAPITAL GUARDIAN RESEARCH
      Unit Value 0.50% to 1.70%*
2012  Lowest contract charges 0.50% Class B     $15.45            --                 --             --        16.87%
      Highest contract charges 1.70% Class B    $13.09            --                 --             --        15.43%
      All contract charges                          --         2,457            $33,549           0.89%          --

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
EQ/CAPITAL GUARDIAN RESEARCH (CONTINUED)
2011  Lowest contract charges 0.50% Class B    $ 13.22            --                 --             --         3.44%
      Highest contract charges 1.70% Class B   $ 11.34            --                 --             --         2.25%
      All contract charges                          --         2,740           $ 32,312           0.69%          --
2010  Lowest contract charges 0.50% Class B    $ 12.78            --                 --             --        15.23%
      Highest contract charges 1.70% Class B   $ 11.09            --                 --             --        13.88%
      All contract charges                          --         3,216           $ 36,969           0.72%          --
2009  Lowest contract charges 0.50% Class B    $ 11.09            --                 --             --        30.78%
      Highest contract charges 1.70% Class B   $  9.74            --                 --             --        29.18%
      All contract charges                          --         3,765           $ 37,886           1.11%          --
2008  Lowest contract charges 0.50% Class B    $  8.48            --                 --             --       (39.94)%
      Highest contract charges 1.70% Class B   $  7.54            --                 --             --       (40.68)%
      All contract charges                          --         4,480           $ 34,775           0.86%          --
EQ/COMMON STOCK INDEX (E)
      Unit Value 1.15%*
2012  1.15% Class A                            $277.02            93           $ 25,733           1.53%       14.26%
2011  1.15% Class A                            $242.44           105           $ 25,574           1.25%       (0.37)%
2010  1.15% Class A                            $243.35           125           $ 30,304           1.28%       14.83%
2009  1.15% Class A                            $211.93           141           $ 29,896           1.73%       27.17%
2008  1.15% Class A                            $166.65           164           $ 27,251           1.55%      (44.31)%
EQ/COMMON STOCK INDEX (E)
      Unit Value 0.50% to 1.70%*
2012  Lowest contract charges 0.50% Class B    $339.61            --                 --             --        15.02%
      Highest contract charges 1.70% Class B   $217.02            --                 --             --        13.62%
      All contract charges                          --           633           $156,120           1.53%          --
2011  Lowest contract charges 0.50% Class B    $295.27            --                 --             --         0.03%
      Highest contract charges 1.70% Class B   $191.00            --                 --             --        (1.17)%
      All contract charges                          --           713           $154,112           1.25%          --
2010  Lowest contract charges 0.50% Class B    $295.18            --                 --             --        15.29%
      Highest contract charges 1.70% Class B   $193.27            --                 --             --        13.90%
      All contract charges                          --           813           $177,023           1.28%          --
2009  Lowest contract charges 0.50% Class B    $256.03            --                 --             --        27.68%
      Highest contract charges 1.70% Class B   $169.68            --                 --             --        26.15%
      All contract charges                                       928           $176,620           1.73%          --
2008  Lowest contract charges 0.50% Class B    $200.52            --                 --             --       (44.08)%
      Highest contract charges 1.70% Class B   $134.51            --                 --             --       (44.76)%
      All contract charges                          --         1,053           $158,344           1.55%          --
EQ/CORE BOND INDEX (C)
      Unit Value 0.50% to 1.70%*
2012  Lowest contract charges 0.50% Class B    $ 16.56            --                 --             --         2.60%
      Highest contract charges 1.70% Class B   $ 13.81            --                 --             --         1.40%
      All contract charges                          --         1,896           $ 27,293           1.42%          --
2011  Lowest contract charges 0.50% Class B    $ 16.14            --                 --             --         4.33%
      Highest contract charges 1.70% Class B   $ 13.62            --                 --             --         3.03%
      All contract charges                          --         2,023           $ 28,620           1.82%          --
2010  Lowest contract charges 0.50% Class B    $ 15.47            --                 --             --         5.26%
      Highest contract charges 1.70% Class B   $ 13.22            --                 --             --         3.98%
      All contract charges                          --         2,233           $ 30,557           2.08%          --
2009  Lowest contract charges 0.50% Class B    $ 14.70            --                 --             --         2.15%
      Highest contract charges 1.70% Class B   $ 12.71            --                 --             --         0.95%
      All contract charges                          --         2,518           $ 33,039           2.48%          --
2008  Lowest contract charges 0.50% Class B    $ 14.39            --                 --             --        (9.38)%
      Highest contract charges 1.70% Class B   $ 12.59            --                 --             --       (10.52)%
      All contract charges                          --         2,561           $ 33,222           3.69%          --

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
EQ/DAVIS NEW YORK VENTURE
      Unit Value 1.15% to 1.70%*
2012  Lowest contract charges 1.15% Class B     $10.10            --                 --             --        10.62%
      Highest contract charges 1.70% Class B    $ 9.75            --                 --             --         9.92%
      All contract charges                          --           402            $ 4,005           0.80%          --
2011  Lowest contract charges 1.15% Class B     $ 9.13            --                 --             --        (5.78)%
      Highest contract charges 1.70% Class B    $ 8.87            --                 --             --        (6.24)%
      All contract charges                          --           488            $ 4,408           0.29%          --
2010  Lowest contract charges 0.50% Class B     $ 9.97            --                 --             --        11.26%
      Highest contract charges 1.70% Class B    $ 9.46            --                 --             --         9.87%
      All contract charges                          --           555            $ 5,324           0.79%          --
2009  Lowest contract charges 0.50% Class B     $ 8.96            --                 --             --        31.96%
      Highest contract charges 1.70% Class B    $ 8.61            --                 --             --        30.45%
      All contract charges                          --           646            $ 5,622           1.73%          --
2008  Lowest contract charges 0.50% Class B     $ 6.79            --                 --             --       (39.54)%
      Highest contract charges 1.70% Class B    $ 6.60            --                 --             --       (40.27)%
      All contract charges                          --           684            $ 4,548           0.55%          --
EQ/EQUITY 500 INDEX
      Unit Value 1.15% to 1.70%*
2012  Lowest contract charges 1.15% Class B     $31.79            --                 --             --        13.90%
      Highest contract charges 1.70% Class B    $28.62            --                 --             --        13.26%
      All contract charges                          --         2,076            $62,901           1.66%          --
2011  Lowest contract charges 1.15% Class B     $27.91            --                 --             --         0.36%
      Highest contract charges 1.70% Class B    $25.27            --                 --             --        (0.20)%
      All contract charges                          --         2,284            $60,909           1.45%          --
2010  Lowest contract charges 0.50% Class B     $31.06            --                 --             --        13.81%
      Highest contract charges 1.70% Class B    $25.32            --                 --             --        12.44%
      All contract charges                          --         2,476            $65,960           1.35%          --
2009  Lowest contract charges 0.50% Class B     $27.29            --                 --             --        25.24%
      Highest contract charges 1.70% Class B    $22.52            --                 --             --        23.74%
      All contract charges                          --         2,851            $67,293           1.88%          --
2008  Lowest contract charges 0.50% Class B     $21.79            --                 --             --       (37.64)%
      Highest contract charges 1.70% Class B    $18.20            --                 --             --       (38.39)%
      All contract charges                          --         3,111            $59,174           1.59%          --
EQ/EQUITY GROWTH PLUS
      Unit Value 0.50% to 1.70%*
2012  Lowest contract charges 0.50% Class B     $17.95            --                 --             --        13.68%
      Highest contract charges 1.70% Class B    $15.64            --                 --             --        12.28%
      All contract charges                          --         1,566            $25,338           0.59%          --
2011  Lowest contract charges 0.50% Class B     $15.79            --                 --             --        (6.68)%
      Highest contract charges 1.70% Class B    $13.93            --                 --             --        (7.75)%
      All contract charges                          --         1,861            $26,739           0.25%          --
2010  Lowest contract charges 0.50% Class B     $16.92            --                 --             --        14.68%
      Highest contract charges 1.70% Class B    $15.10            --                 --             --        13.31%
      All contract charges                          --         2,287            $35,492           0.28%          --
2009  Lowest contract charges 0.50% Class B     $14.75            --                 --             --        27.16%
      Highest contract charges 1.70% Class B    $13.33            --                 --             --        25.64%
      All contract charges                          --         2,796            $38,192           0.80%          --
2008  Lowest contract charges 0.50% Class B     $11.60            --                 --             --       (40.57)%
      Highest contract charges 1.70% Class B    $10.61            --                 --             --       (41.32)%
      All contract charges                          --         3,497            $37,939           0.88%          --
EQ/FRANKLIN CORE BALANCED
      Unit Value 1.15% to 1.70%*
2012  Lowest contract charges 1.15% Class B     $10.96            --                 --             --         9.93%
      Highest contract charges 1.70% Class B    $10.58            --                 --             --         9.30%
      All contract charges                          --         1,498            $16,126           3.19%          --

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
EQ/FRANKLIN CORE BALANCED (CONTINUED)
2011  Lowest contract charges 1.15% Class B     $ 9.97            --                 --             --        (0.99)%
      Highest contract charges 1.70% Class B    $ 9.68            --                 --             --        (1.53)%
      All contract charges                          --         1,484            $14,576           3.35%          --
2010  Lowest contract charges 0.50% Class B     $10.36            --                 --             --        10.72%
      Highest contract charges 1.70% Class B    $ 9.83            --                 --             --         9.40%
      All contract charges                          --         1,556            $15,491           2.93%          --
2009  Lowest contract charges 0.50% Class B     $ 9.36            --                 --             --        30.00%
      Highest contract charges 1.70% Class B    $ 8.99            --                 --             --        28.25%
      All contract charges                          --         1,859            $16,864           5.87%          --
2008  Lowest contract charges 0.50% Class B     $ 7.20            --                 --             --       (32.20)%
      Highest contract charges 1.70% Class B    $ 7.01            --                 --             --       (32.92)%
      All contract charges                          --         1,959            $13,811           5.97%          --
EQ/FRANKLIN TEMPLETON ALLOCATION
      Unit Value 1.15% to 1.60%*
2012  Lowest contract charges 1.15% Class B     $ 8.82            --                 --             --        13.37%
      Highest contract charges 1.60% Class B    $ 8.60            --                 --             --        12.86%
      All contract charges                          --           775            $ 6,731           1.83%          --
2011  Lowest contract charges 1.15% Class B     $ 7.78            --                 --             --        (5.58)%
      Highest contract charges 1.60% Class B    $ 7.62            --                 --             --        (5.93)%
      All contract charges                          --           770            $ 5,916           1.84%          --
2010  Lowest contract charges 0.50% Class B     $ 8.43            --                 --             --         9.83%
      Highest contract charges 1.70% Class B    $ 8.07            --                 --             --         8.49%
      All contract charges                          --           723            $ 5,898           2.14%          --
2009  Lowest contract charges 0.50% Class B     $ 7.68            --                 --             --        27.79%
      Highest contract charges 1.70% Class B    $ 7.44            --                 --             --        26.32%
      All contract charges                          --           721            $ 5,402           2.56%          --
2008  Lowest contract charges 0.50% Class B     $ 6.01            --                 --             --       (37.20)%
      Highest contract charges 1.70% Class B    $ 5.89            --                 --             --       (37.93)%
      All contract charges                          --           659            $ 3,902           4.13%          --
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 0.50% to 1.70%*
2012  Lowest contract charges 0.50% Class B     $13.91            --                 --             --         4.74%
      Highest contract charges 1.70% Class B    $12.67            --                 --             --         3.43%
      All contract charges                          --           484            $ 6,318           0.00%          --
2011  Lowest contract charges 0.50% Class B     $13.28            --                 --             --         0.84%
      Highest contract charges 1.70% Class B    $12.25            --                 --             --        (0.41)%
      All contract charges                          --           545            $ 6,846           0.18%          --
2010  Lowest contract charges 0.50% Class B     $13.17            --                 --             --         9.04%
      Highest contract charges 1.70% Class B    $12.30            --                 --             --         7.77%
      All contract charges                          --           516            $ 6,477           0.00%          --
2009  Lowest contract charges 0.50% Class B     $12.08            --                 --             --        16.04%
      Highest contract charges 1.70% Class B    $11.41            --                 --             --        14.67%
      All contract charges                          --           470            $ 5,450           0.00%          --
2008  Lowest contract charges 0.50% Class B     $10.41            --                 --             --       (14.25)%
      Highest contract charges 1.70% Class B    $ 9.95            --                 --             --       (15.32)%
      All contract charges                          --           447            $ 4,504           0.44%          --
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 0.50% to 1.70%*
2012  Lowest contract charges 0.50% Class B     $50.54            --                 --             --        17.26%
      Highest contract charges 1.70% Class B    $37.58            --                 --             --        15.84%
      All contract charges                          --           853            $34,768           1.23%          --
2011  Lowest contract charges 0.50% Class B     $43.10            --                 --             --        (3.99)%
      Highest contract charges 1.70% Class B    $32.44            --                 --             --        (5.15)%
      All contract charges                          --           909            $31,875           0.07%          --
2010  Lowest contract charges 0.50% Class B     $44.89            --                 --             --        31.98%

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
EQ/GAMCO SMALL COMPANY VALUE (CONTINUED)
      Highest contract charges 1.70% Class B    $34.20            --                 --             --        30.37%
      All contract charges                          --           940            $34,567           0.36%          --
2009  Lowest contract charges 0.50% Class B     $34.01            --                 --             --        40.71%
      Highest contract charges 1.70% Class B    $26.23            --                 --             --        39.08%
      All contract charges                          --           898            $25,260           0.44%          --
2008  Lowest contract charges 0.50% Class B     $24.17            --                 --             --       (30.98)%
      Highest contract charges 1.70% Class B    $18.86            --                 --             --       (31.84)%
      All contract charges                          --           840            $16,988           0.58%          --
EQ/GLOBAL BOND PLUS
      Unit Value 1.15% to 1.60%*
2012  Lowest contract charges 1.15% Class B     $12.71            --                 --             --         2.50%
      Highest contract charges 1.60% Class B    $12.30            --                 --             --         2.07%
      All contract charges                          --         1,330            $16,613           1.41%          --
2011  Lowest contract charges 1.15% Class B     $12.40            --                 --             --         3.25%
      Highest contract charges 1.60% Class B    $12.05            --                 --             --         2.73%
      All contract charges                          --         1,413            $17,259           3.48%          --
2010  Lowest contract charges 0.50% Class B     $12.43            --                 --             --         5.80%
      Highest contract charges 1.70% Class B    $11.67            --                 --             --         4.54%
      All contract charges                          --         1,277            $15,159           2.76%          --
2009  Lowest contract charges 0.50% Class B     $11.75            --                 --             --         1.47%
      Highest contract charges 1.70% Class B    $11.16            --                 --             --         0.18%
      All contract charges                          --         1,267            $13,347           0.79%          --
2008  Lowest contract charges 0.50% Class B     $11.58            --                 --             --         5.95%
      Highest contract charges 1.70% Class B    $11.14            --                 --             --         4.70%
      All contract charges                          --         1,470            $16,556          16.15%          --
EQ/GLOBAL MULTI-SECTOR EQUITY
      Unit Value 0.50% to 1.70%*
2012  Lowest contract charges 0.50% Class B     $20.60            --                 --             --        16.38%
      Highest contract charges 1.70% Class B    $17.09            --                 --             --        15.01%
      All contract charges                          --         2,454            $43,897           1.38%          --
2011  Lowest contract charges 0.50% Class B     $17.70            --                 --             --       (12.72)%
      Highest contract charges 1.70% Class B    $14.86            --                 --             --       (13.86)%
      All contract charges                          --         2,825            $43,806           1.68%          --
2010  Lowest contract charges 0.50% Class B     $20.28            --                 --             --        10.89%
      Highest contract charges 1.70% Class B    $17.25            --                 --             --         9.57%
      All contract charges                          --         3,296            $59,101           1.07%          --
2009  Lowest contract charges 0.50% Class B     $18.29            --                 --             --        49.31%
      Highest contract charges 1.70% Class B    $15.74            --                 --             --        47.52%
      All contract charges                          --         3,939            $64,296           1.27%          --
2008  Lowest contract charges 0.50% Class B     $12.25            --                 --             --       (57.55)%
      Highest contract charges 1.70% Class B    $10.67            --                 --             --       (58.07)%
      All contract charges                          --         4,221            $46,562           0.13%          --
EQ/INTERMEDIATE GOVERNMENT BOND
      Unit Value 1.15%*
2012  1.15% Class A                             $22.70            79            $ 1,803           0.23%       (0.18)%
2011  1.15% Class A                             $22.74            99            $ 2,245           0.40%        4.36%
2010  1.15% Class A                             $21.79           108            $ 2,352           1.12%        3.27%
2009  1.15% Class A                             $21.10           127            $ 2,687           0.94%       (3.17)%
2008  1.15% Class A                             $21.79           204            $ 4,453           2.98%        2.69%
EQ/INTERMEDIATE GOVERNMENT BOND
      Unit Value 0.50% to 1.70%*
2012  Lowest contract charges 0.50% Class B     $25.23            --                 --             --         0.48%
      Highest contract charges 1.70% Class B    $19.38            --                 --             --        (0.72)%
      All contract charges                          --         1,948            $39,663           0.23%          --
2011  Lowest contract charges 0.50% Class B     $25.11            --                 --             --         4.76%

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
EQ/INTERMEDIATE GOVERNMENT BOND (CONTINUED)
      Highest contract charges 1.70% Class B    $19.52            --                 --             --         3.50%
      All contract charges                          --         2,204            $45,111           0.40%          --
2010  Lowest contract charges 0.50% Class B     $23.97            --                 --             --         3.71%
      Highest contract charges 1.70% Class B    $18.86            --                 --             --         2.45%
      All contract charges                          --         2,529            $49,867           1.12%          --
2009  Lowest contract charges 0.50% Class B     $23.11            --                 --             --        (2.78)%
      Highest contract charges 1.70% Class B    $18.41            --                 --             --        (3.91)%
      All contract charges                          --         3,035            $58,250           0.94%          --
2008  Lowest contract charges 0.50% Class B     $23.77            --                 --             --         3.08%
      Highest contract charges 1.70% Class B    $19.16            --                 --             --         1.81%
      All contract charges                          --         3,845            $76,626           2.98%          --
EQ/INTERNATIONAL CORE PLUS
      Unit Value 0.50% to 1.60%*
2012  Lowest contract charges 0.50% Class B     $13.66            --                 --             --        15.76%
      Highest contract charges 1.60% Class B    $11.73            --                 --             --        14.44%
      All contract charges                          --           921            $11,318           1.42%          --
2011  Lowest contract charges 0.50% Class B     $11.80            --                 --             --       (17.37)%
      Highest contract charges 1.60% Class B    $10.25            --                 --             --       (18.26)%
      All contract charges                          --         1,057            $11,283           2.67%          --
2010  Lowest contract charges 0.50% Class B     $14.28            --                 --             --         8.66%
      Highest contract charges 1.70% Class B    $12.39            --                 --             --         7.39%
      All contract charges                          --         1,171            $15,187           1.70%          --
2009  Lowest contract charges 0.50% Class B     $13.14            --                 --             --        34.63%
      Highest contract charges 1.70% Class B    $11.54            --                 --             --        32.95%
      All contract charges                          --         1,398            $16,755           3.17%          --
2008  Lowest contract charges 0.50% Class B     $ 9.76            --                 --             --       (45.11)%
      Highest contract charges 1.70% Class B    $ 8.68            --                 --             --       (45.78)%
      All contract charges                          --         1,350            $12,153           1.39%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 1.15%*
2012  1.15% Class A                             $13.74           408            $ 5,606           2.93%       14.98%
2011  1.15% Class A                             $11.95           534            $ 6,381           2.76%      (13.03)%
2010  1.15% Class A                             $13.74           617            $ 8,484           2.20%        4.24%
2009  1.15% Class A                             $13.18           699            $ 9,205           2.36%       26.00%
2008  1.15% Class A                             $10.46           815            $ 8,523           2.56%      (51.17)%
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.50% to 1.70%*
2012  Lowest contract charges 0.50% Class B     $14.86            --                 --             --        15.64%
      Highest contract charges 1.70% Class B    $11.98            --                 --             --        14.31%
      All contract charges                          --         3,902            $49,142           2.93%          --
2011  Lowest contract charges 0.50% Class B     $12.85            --                 --             --       (12.59)%
      Highest contract charges 1.70% Class B    $10.48            --                 --             --       (13.74)%
      All contract charges                          --         4,426            $48,604           2.76%          --
2010  Lowest contract charges 0.50% Class B     $14.70            --                 --             --         4.65%
      Highest contract charges 1.70% Class B    $12.15            --                 --             --         3.46%
      All contract charges                          --         4,978            $63,154           2.20%          --
2009  Lowest contract charges 0.50% Class B     $14.05            --                 --             --        26.46%
      Highest contract charges 1.70% Class B    $11.74            --                 --             --        24.89%
      All contract charges                          --         5,769            $70,498           2.36%          --
2008  Lowest contract charges 0.50% Class B     $11.11            --                 --             --       (50.95)%
      Highest contract charges 1.70% Class B    $ 9.40            --                 --             --       (51.57)%
      All contract charges                          --         6,676            $65,108           2.56%          --
EQ/INTERNATIONAL VALUE PLUS
      Unit Value 1.15% to 1.70%*
2012  Lowest contract charges 1.15% Class B     $18.62            --                 --             --        16.16%

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
EQ/INTERNATIONAL VALUE PLUS (CONTINUED)
      Highest contract charges 1.70% Class B    $17.06            --                 --             --        15.50%
      All contract charges                          --         1,445            $25,877           1.76%          --
2011  Lowest contract charges 1.15% Class B     $16.03            --                 --             --       (17.16)%
      Highest contract charges 1.70% Class B    $14.77            --                 --             --       (17.62)%
      All contract charges                          --         1,666            $25,719           1.89%          --
2010  Lowest contract charges 0.50% Class B     $21.16            --                 --             --         5.55%
      Highest contract charges 1.70% Class B    $17.93            --                 --             --         4.29%
      All contract charges                          --         1,904            $35,599           0.73%          --
2009  Lowest contract charges 0.50% Class B     $20.05            --                 --             --        29.61%
      Highest contract charges 1.70% Class B    $17.19            --                 --             --        28.00%
      All contract charges                          --         2,144            $38,323           1.96%          --
2008  Lowest contract charges 0.50% Class B     $15.47            --                 --             --       (43.29)%
      Highest contract charges 1.70% Class B    $13.43            --                 --             --       (43.97)%
      All contract charges                          --         2,498            $34,788           2.01%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
      Unit Value 1.15% to 1.70%*
2012  Lowest contract charges 1.15% Class B     $14.87            --                 --             --        14.74%
      Highest contract charges 1.70% Class B    $13.62            --                 --             --        14.07%
      All contract charges                          --           968            $13,933           0.94%          --
2011  Lowest contract charges 1.15% Class B     $12.96            --                 --             --        (6.29)%
      Highest contract charges 1.70% Class B    $11.94            --                 --             --        (6.86)%
      All contract charges                          --         1,117            $14,034           1.00%          --
2010  Lowest contract charges 0.50% Class B     $15.13            --                 --             --        11.74%
      Highest contract charges 1.70% Class B    $12.82            --                 --             --        10.40%
      All contract charges                          --         1,272            $17,095           1.30%          --
2009  Lowest contract charges 0.50% Class B     $13.54            --                 --             --        31.71%
      Highest contract charges 1.70% Class B    $11.61            --                 --             --        30.01%
      All contract charges                          --         1,358            $16,484           1.42%          --
2008  Lowest contract charges 0.50% Class B     $10.28            --                 --             --       (40.09)%
      Highest contract charges 1.70% Class B    $ 8.93            --                 --             --       (40.78)%
      All contract charges                          --         1,563            $14,524           1.76%          --
EQ/LARGE CAP CORE PLUS
      Unit Value 0.50% to 1.60%*
2012  Lowest contract charges 0.50% Class B     $11.37            --                 --             --        14.39%
      Highest contract charges 1.60% Class B    $ 9.73            --                 --             --        13.14%
      All contract charges                          --           452            $ 4,483           1.10%          --
2011  Lowest contract charges 0.50% Class B     $ 9.94            --                 --             --        (4.70)%
      Highest contract charges 1.60% Class B    $ 8.60            --                 --             --        (5.81)%
      All contract charges                          --           494            $ 4,338           1.01%          --
2010  Lowest contract charges 0.50% Class B     $10.43            --                 --             --        13.63%
      Highest contract charges 1.70% Class B    $ 9.02            --                 --             --        12.30%
      All contract charges                          --           580            $ 5,382           0.98%          --
2009  Lowest contract charges 0.50% Class B     $ 9.18            --                 --             --        25.93%
      Highest contract charges 1.70% Class B    $ 8.03            --                 --             --        24.30%
      All contract charges                          --           654            $ 5,395           4.18%          --
2008  Lowest contract charges 0.50% Class B     $ 7.29            --                 --             --       (37.75)%
      Highest contract charges 1.70% Class B    $ 6.46            --                 --             --       (38.48)%
      All contract charges                          --           778            $ 5,152           0.32%          --
EQ/LARGE CAP GROWTH INDEX
      Unit Value 1.15% to 1.70%*
2012  Lowest contract charges 1.15% Class B     $ 8.92            --                 --             --        13.34%
      Highest contract charges 1.70% Class B    $ 8.27            --                 --             --        12.82%
      All contract charges                          --         4,848            $41,572           1.19%          --
2011  Lowest contract charges 1.15% Class B     $ 7.87            --                 --             --         1.16%
      Highest contract charges 1.70% Class B    $ 7.33            --                 --             --         0.55%

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
EQ/LARGE CAP GROWTH INDEX (CONTINUED)
      All contract charges                          --         5,249           $ 39,773           0.85%          --
2010  Lowest contract charges 0.50% Class B     $ 8.40            --                 --             --        15.34%
      Highest contract charges 1.70% Class B    $ 7.29            --                 --             --        14.04%
      All contract charges                          --         5,800           $ 43,550           0.94%          --
2009  Lowest contract charges 0.50% Class B     $ 7.28            --                 --             --        35.57%
      Highest contract charges 1.70% Class B    $ 6.39            --                 --             --        33.68%
      All contract charges                          --         6,796           $ 44,637           2.07%          --
2008  Lowest contract charges 0.50% Class B     $ 5.37            --                 --             --       (36.60)%
      Highest contract charges 1.70% Class B    $ 4.78            --                 --             --       (37.27)%
      All contract charges                          --         7,550           $ 36,927           0.13%          --
EQ/LARGE CAP GROWTH PLUS (I)
      Unit Value 0.50% to 1.70%*
2012  Lowest contract charges 0.50% Class B     $19.21            --                 --             --        13.13%
      Highest contract charges 1.70% Class B    $15.89            --                 --             --        11.82%
      All contract charges                          --         2,775           $ 46,323           0.56%          --
2011  Lowest contract charges 0.50% Class B     $16.98            --                 --             --        (4.12)%
      Highest contract charges 1.70% Class B    $14.21            --                 --             --        (5.27)%
      All contract charges                          --         3,101           $ 46,147           0.39%          --
2010  Lowest contract charges 0.50% Class B     $17.71            --                 --             --        13.90%
      Highest contract charges 1.70% Class B    $15.00            --                 --             --        12.48%
      All contract charges                          --         3,267           $ 51,178           0.37%          --
2009  Lowest contract charges 0.50% Class B     $15.55            --                 --             --        34.17%
      Highest contract charges 1.70% Class B    $13.34            --                 --             --        32.60%
      All contract charges                          --         3,708           $ 51,466           1.26%          --
2008  Lowest contract charges 0.50% Class B     $11.59            --                 --             --       (38.55)%
      Highest contract charges 1.70% Class B    $10.06            --                 --             --       (39.29)%
      All contract charges                          --         4,156           $ 43,404           0.10%          --
EQ/LARGE CAP VALUE INDEX (J)
      Unit Value 1.15% to 1.70%*
2012  Lowest contract charges 1.15% Class B     $ 6.78            --                 --             --        15.31%
      Highest contract charges 1.70% Class B    $ 6.51            --                 --             --        14.61%
      All contract charges                          --           805           $  5,400           1.98%          --
2011  Lowest contract charges 1.15% Class B     $ 5.88            --                 --             --        (1.51)%
      Highest contract charges 1.70% Class B    $ 5.68            --                 --             --        (2.07)%
      All contract charges                          --           909           $  5,289           1.76%          --
2010  Lowest contract charges 0.50% Class B     $ 6.18            --                 --             --        14.00%
      Highest contract charges 1.70% Class B    $ 5.80            --                 --             --        12.58%
      All contract charges                          --           440           $  2,612           1.44%          --
2009  Lowest contract charges 0.50% Class B     $ 5.42            --                 --             --        18.60%
      Highest contract charges 1.70% Class B    $ 5.15            --                 --             --        17.31%
      All contract charges                          --           486           $  2,551           9.32%          --
2008  Lowest contract charges 0.50% Class B     $ 4.57            --                 --             --       (56.93)%
      Highest contract charges 1.70% Class B    $ 4.39            --                 --             --       (57.46)%
      All contract charges                          --           341           $  1,523           0.72%          --
EQ/LARGE CAP VALUE PLUS
      Unit Value 1.15%*
2012  1.15% Class A                             $ 7.32         1,620           $ 11,859           1.53%       14.55%
2011  1.15% Class A                             $ 6.39         1,939           $ 12,393           1.10%       (5.89)%
2010  1.15% Class A                             $ 6.79         2,235           $ 15,174           1.13%       11.67%
2009  1.15% Class A                             $ 6.08         2,585           $ 15,729           2.13%       19.22%
2008  1.15% Class A                             $ 5.10         3,136           $ 15,999           2.68%      (43.71)%
EQ/LARGE CAP VALUE PLUS
      Unit Value 0.50% to 1.70%*
2012  Lowest contract charges 0.50% Class B     $15.19            --                 --             --        15.25%
      Highest contract charges 1.70% Class B    $12.66            --                 --             --        13.85%
      All contract charges                          --        11,148           $127,256           1.53%          --

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
EQ/LARGE CAP VALUE PLUS (CONTINUED)
2011  Lowest contract charges 0.50% Class B    $ 13.18            --                 --             --        (5.52)%
      Highest contract charges 1.70% Class B   $ 11.12            --                 --             --        (6.63)%
      All contract charges                          --        12,814           $128,303           1.10%          --
2010  Lowest contract charges 0.50% Class B    $ 13.95            --                 --             --        12.14%
      Highest contract charges 1.70% Class B   $ 11.91            --                 --             --        10.73%
      All contract charges                          --        14,835           $158,669           1.13%          --
2009  Lowest contract charges 0.50% Class B    $ 12.44            --                 --             --        19.85%
      Highest contract charges 1.70% Class B   $ 10.76            --                 --             --        18.37%
      All contract charges                          --        17,198           $165,754           2.13%          --
2008  Lowest contract charges 0.50% Class B    $ 10.38            --                 --             --       (43.62)%
      Highest contract charges 1.70% Class B   $  9.09            --                 --             --       (44.27)%
      All contract charges                          --        20,212           $164,159           2.68%          --
EQ/LORD ABBETT LARGE CAP CORE
      Unit Value 1.15% to 1.70%*
2012  Lowest contract charges 1.15% Class B    $ 12.68            --                 --             --        14.03%
      Highest contract charges 1.70% Class B   $ 12.15            --                 --             --        13.45%
      All contract charges                          --           303           $  3,780           1.05%          --
2011  Lowest contract charges 1.15% Class B    $ 11.12            --                 --             --        (9.52)%
      Highest contract charges 1.70% Class B   $ 10.71            --                 --             --       (10.08)%
      All contract charges                          --           393           $  4,297           0.66%          --
2010  Lowest contract charges 0.50% Class B    $ 12.76            --                 --             --        13.40%
      Highest contract charges 1.70% Class B   $ 11.91            --                 --             --        12.04%
      All contract charges                          --           416           $  5,048           0.41%          --
2009  Lowest contract charges 0.50% Class B    $ 11.25            --                 --             --        24.86%
      Highest contract charges 1.70% Class B   $ 10.63            --                 --             --        23.32%
      All contract charges                          --           355           $  3,825           0.70%          --
2008  Lowest contract charges 0.50% Class B    $  9.01            --                 --             --       (31.27)%
      Highest contract charges 1.70% Class B   $  8.62            --                 --             --       (32.13)%
      All contract charges                          --           276           $  2,408           1.29%          --
EQ/MFS INTERNATIONAL GROWTH
      Unit Value 1.15% to 1.70%*
2012  Lowest contract charges 1.15% Class B    $ 15.61            --                 --             --        18.35%
      Highest contract charges 1.70% Class B   $ 14.96            --                 --             --        17.70%
      All contract charges                          --           835           $ 12,769           1.00%          --
2011  Lowest contract charges 1.15% Class B    $ 13.19            --                 --             --       (11.77)%
      Highest contract charges 1.60% Class B   $ 12.80            --                 --             --       (12.15)%
      All contract charges                          --           786           $ 10,197           0.66%          --
2010  Lowest contract charges 0.50% Class B    $ 15.51            --                 --             --        14.40%
      Highest contract charges 1.70% Class B   $ 14.48            --                 --             --        12.97%
      All contract charges                          --           778           $ 11,470           0.94%          --
2009  Lowest contract charges 0.50% Class B    $ 13.56            --                 --             --        36.56%
      Highest contract charges 1.70% Class B   $ 12.82            --                 --             --        34.95%
      All contract charges                          --           661           $  8,589           1.32%          --
2008  Lowest contract charges 0.50% Class B    $  9.93            --                 --             --       (40.61)%
      Highest contract charges 1.70% Class B   $  9.50            --                 --             --       (41.29)%
      All contract charges                          --           556           $  5,339           0.97%          --
EQ/MID CAP INDEX
      Unit Value 0.50% to 1.70%*
2012  Lowest contract charges 0.50% Class B    $ 14.13             -                  -              -        16.49%
      Highest contract charges 1.70% Class B   $ 12.17             -                  -              -        15.14%
      All contract charges                           -         2,217           $ 27,826           0.95%           -
2011  Lowest contract charges 0.50% Class B    $ 12.13            --                 --             --        (2.88)%
      Highest contract charges 1.70% Class B   $ 10.57            --                 --             --        (4.08)%
      All contract charges                          --         2,470           $ 26,853           0.60%          --
2010  Lowest contract charges 0.50% Class B    $ 12.49            --                 --             --        25.05%
      Highest contract charges 1.70% Class B   $ 11.02            --                 --             --        23.55%

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
EQ/MID CAP INDEX (CONTINUED)
      All contract charges                          --         2,835           $ 32,027           0.71%          --
2009  Lowest contract charges 0.50% Class B     $ 9.99            --                 --             --        35.73%
      Highest contract charges 1.70% Class B    $ 8.92            --                 --             --        33.93%
      All contract charges                          --         3,355           $ 30,585           1.04%          --
2008  Lowest contract charges 0.50% Class B     $ 7.36            --                 --             --       (49.55)%
      Highest contract charges 1.70% Class B    $ 6.66            --                 --             --       (50.11)%
      All contract charges                          --         3,909           $ 26,540           0.78%          --
EQ/MID CAP VALUE PLUS (A)
      Unit Value 0.50% to 1.70%*
2012  Lowest contract charges 0.50% Class B     $19.67            --                 --             --        18.00%
      Highest contract charges 1.70% Class B    $16.26            --                 --             --        16.56%
      All contract charges                          --         3,047           $ 51,847           1.18%          --
2011  Lowest contract charges 0.50% Class B     $16.67            --                 --             --        (9.84)%
      Highest contract charges 1.70% Class B    $13.95            --                 --             --       (10.98)%
      All contract charges                          --         3,515           $ 51,129           0.82%          --
2010  Lowest contract charges 0.50% Class B     $18.49            --                 --             --        21.82%
      Highest contract charges 1.70% Class B    $15.67            --                 --             --        20.42%
      All contract charges                          --         4,067           $ 66,195           0.97%          --
2009  Lowest contract charges 0.50% Class B     $15.18            --                 --             --        35.17%
      Highest contract charges 1.70% Class B    $13.01            --                 --             --        33.57%
      All contract charges                          --         4,774           $ 64,362           1.12%          --
2008  Lowest contract charges 0.50% Class B     $11.23            --                 --             --       (39.85)%
      Highest contract charges 1.70% Class B    $ 9.74            --                 --             --       (40.61)%
      All contract charges                          --         5,140           $ 51,712           1.30%          --
EQ/MONEY MARKET
      Unit Value 1.15%*
2012  1.15% Class A                             $31.87           137           $  4,371           0.00%       (1.15)%
2011  1.15% Class A                             $32.24           157           $  5,064           0.01%       (1.16)%
2010  1.15% Class A                             $32.62           201           $  6,563           0.01%       (1.07)%
2009  1.15% Class A                             $32.97           241           $  7,957           0.02%       (0.84)%
2008  1.15% Class A                             $33.25           335           $  1,107           2.05%        1.19%
EQ/MONEY MARKET
      Unit Value 0.00% to 1.70%*
2012  Lowest contract charges 0.00% Class B     $44.43            --                 --             --         0.00%
      Highest contract charges 1.70% Class B    $25.91            --                 --             --        (1.71)%
      All contract charges                          --         1,692           $ 47,706           0.00%          --
2011  Lowest contract charges 0.00% Class B     $44.43            --                 --             --         0.00%
      Highest contract charges 1.70% Class B    $26.36            --                 --             --        (1.72)%
      All contract charges                          --         2,091           $ 59,953           0.01%          --
2010  Lowest contract charges 0.00% Class B     $44.43            --                 --             --         0.00%
      Highest contract charges 1.70% Class B    $26.82            --                 --             --        (1.70)%
      All contract charges                          --         2,397           $ 69,864           0.01%          --
2009  Lowest contract charges 0.00% Class B     $44.43            --                 --             --        13.30%
      Highest contract charges 1.70% Class B    $27.28            --                 --             --        (1.69)%
      All contract charges                          --         3,113           $ 91,745           0.02%          --
2008  Lowest contract charges 0.00% Class B     $44.43            --                 --             --         2.11%
      Highest contract charges 1.70% Class B    $27.75            --                 --             --         0.36%
      All contract charges                          --         4,855           $154,195           2.05%          --
EQ/MONTAG & CALDWELL GROWTH
      Unit Value 1.15% to 1.70%*
2012  Lowest contract charges 1.15% Class B     $ 6.14            --                 --             --        11.43%
      Highest contract charges 1.70% Class B    $ 5.67            --                 --             --        10.53%
      All contract charges                          --           999           $  5,906           0.80%          --
2011  Lowest contract charges 1.15% Class B     $ 5.51            --                 --             --         1.66%
      Highest contract charges 1.60% Class B    $ 5.19            --                 --             --         1.17%

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
EQ/MONTAG & CALDWELL GROWTH (CONTINUED)
      All contract charges                          --         1,147            $ 6,109           0.49%          --
2010  Lowest contract charges 0.50% Class B     $ 5.87            --                 --             --         7.70%
      Highest contract charges 1.70% Class B    $ 5.07            --                 --             --         6.27%
      All contract charges                          --         1,271            $ 6,679           0.53%          --
2009  Lowest contract charges 0.50% Class B     $ 5.45            --                 --             --        29.15%
      Highest contract charges 1.70% Class B    $ 4.77            --                 --             --        27.54%
      All contract charges                          --         1,611            $ 7,930           0.39%          --
2008  Lowest contract charges 0.50% Class B     $ 4.22            --                 --             --       (33.23)%
      Highest contract charges 1.70% Class B    $ 3.74            --                 --             --       (33.92)%
      All contract charges                          --         1,775            $ 6,830           0.27%          --
EQ/MORGAN STANLEY MID CAP GROWTH
      Unit Value 0.50% to 1.70%*
2012  Lowest contract charges 0.50% Class B     $17.66            --                 --             --         8.21%
      Highest contract charges 1.70% Class B    $16.09            --                 --             --         6.91%
      All contract charges                          --         1,066            $17,646           0.42%          --
2011  Lowest contract charges 0.50% Class B     $16.32            --                 --             --        (8.16)%
      Highest contract charges 1.70% Class B    $15.05            --                 --             --        (9.28)%
      All contract charges                          --         1,236            $19,050           0.25%          --
2010  Lowest contract charges 0.50% Class B     $17.77            --                 --             --        31.60%
      Highest contract charges 1.70% Class B    $16.59            --                 --             --        30.09%
      All contract charges                          --         1,297            $21,972           0.12%          --
2009  Lowest contract charges 0.50% Class B     $13.50            --                 --             --        56.25%
      Highest contract charges 1.70% Class B    $12.75            --                 --             --        54.36%
      All contract charges                          --         1,166            $15,126           0.00%          --
2008  Lowest contract charges 0.50% Class B     $ 8.64            --                 --             --       (47.57)%
      Highest contract charges 1.70% Class B    $ 8.26            --                 --             --       (48.21)%
      All contract charges                          --           821            $ 6,886           0.00%          --
EQ/MUTUAL LARGE CAP EQUITY
      Unit Value 1.15% to 1.60%*
2012  Lowest contract charges 1.15% Class B     $ 9.61            --                 --             --        12.79%
      Highest contract charges 1.60% Class B    $ 9.34            --                 --             --        12.39%
      All contract charges                          --           299            $ 2,837           1.32%          --
2011  Lowest contract charges 1.15% Class B     $ 8.52            --                 --             --        (5.54)%
      Highest contract charges 1.60% Class B    $ 8.31            --                 --             --        (6.00)%
      All contract charges                          --           359            $ 3,020           0.92%          --
2010  Lowest contract charges 0.50% Class B     $ 9.28            --                 --             --        11.35%
      Highest contract charges 1.70% Class B    $ 8.80            --                 --             --        10.03%
      All contract charges                          --           390            $ 3,475           1.74%          --
2009  Lowest contract charges 0.50% Class B     $ 8.33            --                 --             --        24.51%
      Highest contract charges 1.70% Class B    $ 8.00            --                 --             --        23.08%
      All contract charges                          --           496            $ 4,005           0.18%          --
2008  Lowest contract charges 0.50% Class B     $ 6.69            --                 --             --       (38.40)%
      Highest contract charges 1.70% Class B    $ 6.50            --                 --             --       (39.20)%
      All contract charges                          --           576            $ 3,775           3.34%          --
EQ/OPPENHEIMER GLOBAL
      Unit Value 1.15% to 1.70%*
2012  Lowest contract charges 1.15% Class B     $11.39            --                 --             --        19.02%
      Highest contract charges 1.70% Class B    $11.00            --                 --             --        18.28%
      All contract charges                          --           736            $ 8,242           0.88%          --
2011  Lowest contract charges 1.15% Class B     $ 9.57            --                 --             --        (9.72)%
      Highest contract charges 1.70% Class B    $ 9.30            --                 --             --       (10.14)%
      All contract charges                          --           706            $ 6,667           0.77%          --
2010  Lowest contract charges 0.50% Class B     $10.90            --                 --             --        14.66%
      Highest contract charges 1.70% Class B    $10.35            --                 --             --        13.21%
      All contract charges                          --           497            $ 5,208           0.68%          --
2009  Lowest contract charges 0.50% Class B     $ 9.51            --                 --             --        37.83%
      Highest contract charges 1.70% Class B    $ 9.14            --                 --             --        36.21%

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
EQ/OPPENHEIMER GLOBAL (CONTINUED)
      All contract charges                          --           356            $ 3,290           0.75%          --
2008  Lowest contract charges 0.50% Class B     $ 6.90            --                 --             --       (41.03)%
      Highest contract charges 1.70% Class B    $ 6.71            --                 --             --       (41.70)%
      All contract charges                          --           216            $ 1,459           1.09%          --
EQ/PIMCO ULTRA SHORT BOND (B)
      Unit Value 1.15% to 1.70%*
2012  Lowest contract charges 1.15% Class B     $10.87            --                 --             --         0.37%
      Highest contract charges 1.70% Class B    $10.41            --                 --             --        (0.29)%
      All contract charges                          --         2,643            $28,166           0.53%          --
2011  Lowest contract charges 1.15% Class B     $10.83            --                 --             --        (1.37)%
      Highest contract charges 1.70% Class B    $10.44            --                 --             --        (1.88)%
      All contract charges                          --         3,025            $32,203           0.47%          --
2010  Lowest contract charges 0.50% Class B     $11.40            --                 --             --         0.31%
      Highest contract charges 1.70% Class B    $10.64            --                 --             --        (0.85)%
      All contract charges                          --         3,638            $39,346           0.32%          --
2009  Lowest contract charges 0.50% Class B     $11.36            --                 --             --         7.47%
      Highest contract charges 1.70% Class B    $10.73            --                 --             --         6.13%
      All contract charges                          --         4,222            $45,893           1.10%          --
2008  Lowest contract charges 0.50% Class B     $10.57            --                 --             --        (4.52)%
      Highest contract charges 1.70% Class B    $10.11            --                 --             --        (5.69)%
      All contract charges                          --         3,408            $34,789           3.23%          --
EQ/QUALITY BOND PLUS (G)
      Unit Value 1.15% to 1.70%*
2012  Lowest contract charges 1.15% Class B     $17.96            --                 --             --         1.47%
      Highest contract charges 1.70% Class B    $16.13            --                 --             --         0.94%
      All contract charges                          --           778            $13,254           0.58%          --
2011  Lowest contract charges 1.15% Class B     $17.70            --                 --             --         0.06%
      Highest contract charges 1.70% Class B    $15.98            --                 --             --        (0.50)%
      All contract charges                          --           894            $15,059           2.23%          --
2010  Lowest contract charges 0.50% Class B     $19.80            --                 --             --         5.73%
      Highest contract charges 1.70% Class B    $16.06            --                 --             --         4.45%
      All contract charges                          --         1,044            $17,588          10.02%          --
2009  Lowest contract charges 0.50% Class B     $18.73            --                 --             --         5.52%
      Highest contract charges 1.70% Class B    $15.38            --                 --             --         4.27%
      All contract charges                          --         1,216            $19,530           3.61%          --
2008  Lowest contract charges 0.50% Class B     $17.75            --                 --             --        (7.02)%
      Highest contract charges 1.70% Class B    $14.75            --                 --             --        (8.16)%
      All contract charges                          --           860            $13,225           5.01%          --
EQ/SMALL COMPANY INDEX (F)
      Unit Value 1.15% to 1.70%*
2012  Lowest contract charges 1.15% Class B     $18.54            --                 --             --        14.23%
      Highest contract charges 1.70% Class B    $17.05            --                 --             --        13.59%
      All contract charges                          --           976            $17,421           1.48%          --
2011  Lowest contract charges 1.15% Class B     $16.23            --                 --             --        (5.09)%
      Highest contract charges 1.70% Class B    $15.01            --                 --             --        (5.66)%
      All contract charges                          --         1,083            $16,964           0.65%          --
2010  Lowest contract charges 0.50% Class B     $18.62            --                 --             --        25.16%
      Highest contract charges 1.70% Class B    $15.91            --                 --             --        23.68%
      All contract charges                          --         1,211            $20,035           0.92%          --
2009  Lowest contract charges 0.50% Class B     $14.88            --                 --             --        25.57%
      Highest contract charges 1.70% Class B    $12.86            --                 --             --        24.01%
      All contract charges                          --         1,404            $18,702           1.38%          --
2008  Lowest contract charges 0.50% Class B     $11.85            --                 --             --       (34.49)%
      Highest contract charges 1.70% Class B    $10.37            --                 --             --       (35.27)%
      All contract charges                          --         1,489            $15,941           0.79%          --

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
EQ/T. ROWE PRICE GROWTH STOCK
      Unit Value 0.50% to 1.70%*
2012  Lowest contract charges 0.50% Class B     $22.51           --                  --             --        18.35%
      Highest contract charges 1.70% Class B    $16.74           --                  --             --        16.90%
      All contract charges                          --          920             $16,374           0.00%          --
2011  Lowest contract charges 0.50% Class B     $19.02           --                  --             --        (2.46)%
      Highest contract charges 1.70% Class B    $14.32           --                  --             --        (3.57)%
      All contract charges                          --          879             $13,266           0.00%          --
2010  Lowest contract charges 0.50% Class B     $19.50           --                  --             --        15.78%
      Highest contract charges 1.70% Class B    $14.85           --                  --             --        14.43%
      All contract charges                          --          955             $14,904           0.00%          --
2009  Lowest contract charges 0.50% Class B     $16.84           --                  --             --        41.99%
      Highest contract charges 1.70% Class B    $12.98           --                  --             --        40.17%
      All contract charges                          --          953             $12,981           0.00%          --
2008  Lowest contract charges 0.50% Class B     $11.86           --                  --             --       (42.51)%
      Highest contract charges 1.70% Class B    $ 9.26           --                  --             --       (43.19)%
      All contract charges                          --          891             $ 8,606           0.00%          --
EQ/TEMPLETON GLOBAL EQUITY
      Unit Value 1.15% to 1.60%*
2012  Lowest contract charges 1.15% Class B     $ 9.32           --                  --             --        17.97%
      Highest contract charges 1.60% Class B    $ 9.06           --                  --             --        17.51%
      All contract charges                          --          298             $ 2,746           1.29%          --
2011  Lowest contract charges 1.15% Class B     $ 7.90           --                  --             --        (9.40)%
      Highest contract charges 1.60% Class B    $ 7.71           --                  --             --        (9.82)%
      All contract charges                          --          324             $ 2,537           1.85%          --
2010  Lowest contract charges 0.50% Class B     $ 8.97           --                  --             --         7.42%
      Highest contract charges 1.70% Class B    $ 8.51           --                  --             --         6.13%
      All contract charges                          --          300             $ 2,579           1.34%          --
2009  Lowest contract charges 0.50% Class B     $ 8.35           --                  --             --        29.46%
      Highest contract charges 1.70% Class B    $ 8.02           --                  --             --        27.91%
      All contract charges                          --          352             $ 2,855           1.50%          --
2008  Lowest contract charges 0.50% Class B     $ 6.45           --                  --             --       (41.15)%
      Highest contract charges 1.70% Class B    $ 6.27           --                  --             --       (41.84)%
      All contract charges                          --          356             $ 2,250           1.47%          --
EQ/UBS GROWTH & INCOME
      Unit Value 1.15% to 1.60%*
2012  Lowest contract charges 1.15% Class B     $ 5.91           --                  --             --        11.72%
      Highest contract charges 1.60% Class B    $ 5.54           --                  --             --        11.02%
      All contract charges                          --          289             $ 1,640           0.76%          --
2011  Lowest contract charges 1.15% Class B     $ 5.29           --                  --             --        (3.99)%
      Highest contract charges 1.60% Class B    $ 4.99           --                  --             --        (4.22)%
      All contract charges                          --          359             $ 1,829           0.84%          --
2010  Lowest contract charges 0.50% Class B     $ 5.97           --                  --             --        12.55%
      Highest contract charges 1.70% Class B    $ 5.15           --                  --             --        11.26%
      All contract charges                          --          304             $ 1,622           0.62%          --
2009  Lowest contract charges 0.50% Class B     $ 5.30           --                  --             --        31.84%
      Highest contract charges 1.70% Class B    $ 4.63           --                  --             --        30.06%
      All contract charges                          --          332             $ 1,591           0.76%          --
2008  Lowest contract charges 0.50% Class B     $ 4.02           --                  --             --       (40.36)%
      Highest contract charges 1.70% Class B    $ 3.56           --                  --             --       (41.06)%
      All contract charges                          --          382             $ 1,403           1.14%          --
EQ/VAN KAMPEN COMSTOCK
      Unit Value 0.50% to 1.60%*
2012  Lowest contract charges 0.50% Class B     $12.39           --                  --             --        17.78%
      Highest contract charges 1.60% Class B    $11.38           --                  --             --        16.60%
      All contract charges                          --          477             $ 5,640           1.27%          --
2011  Lowest contract charges 0.50% Class B     $10.52           --                  --             --        (2.41)%
      Highest contract charges 1.60% Class B    $ 9.76           --                  --             --        (3.56)%

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
EQ/VAN KAMPEN COMSTOCK (CONTINUED)
      All contract charges                          --           507            $ 5,126           1.33%          --
2010  Lowest contract charges 0.50% Class B     $10.78            --                 --             --        14.58%
      Highest contract charges 1.70% Class B    $10.07            --                 --             --        13.22%
      All contract charges                          --           530            $ 5,525           1.27%          --
2009  Lowest contract charges 0.50% Class B     $ 9.41            --                 --             --        27.85%
      Highest contract charges 1.70% Class B    $ 8.89            --                 --             --        26.28%
      All contract charges                          --           554            $ 5,062           1.44%          --
2008  Lowest contract charges 0.50% Class B     $ 7.36            --                 --             --       (37.25)%
      Highest contract charges 1.70% Class B    $ 7.04            --                 --             --       (38.03)%
      All contract charges                          --           628            $ 4,511           2.39%          --
EQ/WELLS FARGO OMEGA GROWTH
      Unit Value 0.50% to 1.70%*
2012  Lowest contract charges 0.50% Class B     $13.94            --                 --             --        19.86%
      Highest contract charges 1.70% Class B    $11.76            --                 --             --        18.31%
      All contract charges                          --         1,820            $22,561           0.01%          --
2011  Lowest contract charges 0.50% Class B     $11.63            --                 --             --        (6.36)%
      Highest contract charges 1.70% Class B    $ 9.94            --                 --             --        (7.45)%
      All contract charges                          --         1,731            $18,084           0.00%          --
2010  Lowest contract charges 0.50% Class B     $12.42            --                 --             --        16.74%
      Highest contract charges 1.70% Class B    $10.74            --                 --             --        15.34%
      All contract charges                          --         1,280            $14,436           0.01%          --
2009  Lowest contract charges 0.50% Class B     $10.64            --                 --             --        39.63%
      Highest contract charges 1.70% Class B    $ 9.31            --                 --             --        37.93%
      All contract charges                          --         1,203            $11,686           0.20%          --
2008  Lowest contract charges 0.50% Class B     $ 7.62            --                 --             --       (27.98)%
      Highest contract charges 1.70% Class B    $ 6.75            --                 --             --       (28.87)%
      All contract charges                          --           787            $ 5,445           0.54%          --
MULTIMANAGER AGGRESSIVE EQUITY (D) (H)
      Unit Value 1.15%*
2012  1.15% Class A                             $61.89           103            $ 6,374           0.23%       12.90%
2011  1.15% Class A                             $54.82           118            $ 6,487           0.03%       (7.13)%
2010  1.15% Class A                             $59.03           138            $ 8,145           0.67%       16.55%
2009  1.15% Class A                             $50.65           151            $ 7,647           0.21%       36.05%
2008  1.15% Class A                             $37.23           154            $ 5,733           0.37%      (47.16)%
MULTIMANAGER AGGRESSIVE EQUITY (D) (H)
      Unit Value 1.15% to 1.70%*
2012  Lowest contract charges 1.15% Class B     $59.58            --                 --             --        12.88%
      Highest contract charges 1.70% Class B    $51.27            --                 --             --        12.26%
      All contract charges                          --           415            $23,291           0.23%          --
2011  Lowest contract charges 1.15% Class B     $52.78            --                 --             --        (7.35)%
      Highest contract charges 1.70% Class B    $45.67            --                 --             --        (7.87)%
      All contract charges                          --           472            $23,532           0.03%          --
2010  Lowest contract charges 0.50% Class B     $67.09            --                 --             --        17.02%
      Highest contract charges 1.70% Class B    $49.57            --                 --             --        15.61%
      All contract charges                          --           545            $29,298           0.67%          --
2009  Lowest contract charges 0.50% Class B     $57.33            --                 --             --        36.60%
      Highest contract charges 1.70% Class B    $42.88            --                 --             --        34.97%
      All contract charges                          --           489            $22,782           0.21%          --
2008  Lowest contract charges 0.50% Class B     $41.97            --                 --             --       (46.95)%
      Highest contract charges 1.70% Class B    $31.77            --                 --             --       (47.59)%
      All contract charges                          --           342            $11,917           0.37%          --
MULTIMANAGER CORE BOND
      Unit Value 0.50% to 1.70%*
2012  Lowest contract charges 0.50% Class B     $16.28            --                 --             --         4.90%
      Highest contract charges 1.70% Class B    $14.25            --                 --             --         3.71%

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
MULTIMANAGER CORE BOND (CONTINUED)
      All contract charges                          --         3,422            $50,478           2.08%          --
2011  Lowest contract charges 0.50% Class B     $15.52            --                 --             --         5.29%
      Highest contract charges 1.70% Class B    $13.74            --                 --             --         4.01%
      All contract charges                          --         2,927            $41,501           2.57%          --
2010  Lowest contract charges 0.50% Class B     $14.74            --                 --             --         5.65%
      Highest contract charges 1.70% Class B    $13.21            --                 --             --         4.38%
      All contract charges                          --         2,880            $39,156           2.79%          --
2009  Lowest contract charges 0.50% Class B     $13.95            --                 --             --         7.81%
      Highest contract charges 1.70% Class B    $12.66            --                 --             --         6.48%
      All contract charges                          --         2,763            $35,823           3.53%          --
2008  Lowest contract charges 0.50% Class B     $12.94            --                 --             --         1.97%
      Highest contract charges 1.70% Class B    $11.89            --                 --             --         0.76%
      All contract charges                          --         2,816            $34,157           4.86%          --
MULTIMANAGER INTERNATIONAL EQUITY
      Unit Value 0.50% to 1.60%*
2012  Lowest contract charge 0.50% Class B      $13.66            --                 --             --        17.15%
      Highest contract charge 1.60% Class B     $12.09            --                 --             --        15.92%
      All contract charges                          --           703            $ 8,673           1.39%          --
2011  Lowest contract charge 0.50% Class B      $11.66            --                 --             --       (18.40)%
      Highest contract charge 1.60% Class B     $10.43            --                 --             --       (19.33)%
      All contract charges                          --           800            $ 8,500           1.55%          --
2010  Lowest contract charge 0.50% Class B      $14.29            --                 --             --         6.39%
      Highest contract charge 1.70% Class B     $12.81            --                 --             --         5.17%
      All contract charges                          --           936            $12,294           2.79%          --
2009  Lowest contract charge 0.50% Class B      $13.43            --                 --             --        29.26%
      Highest contract charge 1.70% Class B     $12.18            --                 --             --        27.67%
      All contract charges                          --         1,146            $14,272           1.53%          --
2008  Lowest contract charge 0.50% Class B      $10.39            --                 --             --       (47.47)%
      Highest contract charge 1.70% Class B     $ 9.54            --                 --             --       (48.12)%
      All contract charges                          --         1,334            $12,979           1.46%          --
MULTIMANAGER LARGE CAP CORE EQUITY
      Unit Value 1.15% to 1.60%*
2012  Lowest contract charge 1.15% Class B      $11.57            --                 --             --        13.21%
      Highest contract charge 1.60% Class B     $11.00            --                 --             --        12.70%
      All contract charges                          --           281            $ 3,141           0.58%          --
2011  Lowest contract charge 1.15% Class B      $10.22            --                 --             --        (8.42)%
      Highest contract charge 1.70% Class B     $ 9.67            --                 --             --        (8.86)%
      All contract charges                          --           314            $ 3,118           0.30%          --
2010  Lowest contract charge 0.50% Class B      $11.84            --                 --             --        10.94%
      Highest contract charge 1.70% Class B     $10.61            --                 --             --         9.63%
      All contract charges                          --           352            $ 3,812           0.25%          --
2009  Lowest contract charge 0.50% Class B      $10.67            --                 --             --        31.89%
      Highest contract charge 1.70% Class B     $ 9.68            --                 --             --        30.28%
      All contract charges                          --           434            $ 4,283           1.42%          --
2008  Lowest contract charge 0.50% Class B      $ 8.09            --                 --             --       (39.85)%
      Highest contract charge 1.70% Class B     $ 7.43            --                 --             --       (40.56)%
      All contract charges                          --           463            $ 3,499           0.45%          --
MULTIMANAGER LARGE CAP VALUE
      Unit Value 1.15% to 1.60%*
2012  Lowest contract charge 1.15% Class B      $13.31            --                 --             --        14.25%
      Highest contract charge 1.60% Class B     $12.66            --                 --             --        13.75%
      All contract charges                          --           629            $ 8,126           1.17%          --
2011  Lowest contract charge 1.15% Class B      $11.65            --                 --             --        (6.65)%
      Highest contract charge 1.60% Class B     $11.13            --                 --             --        (7.10)%
      All contract charges                          --           744            $ 8,431           0.95%          --
2010  Lowest contract charge 0.50% Class B      $13.24            --                 --             --        12.56%

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
MULTIMANAGER LARGE CAP VALUE (CONTINUED)
      Highest contract charge 1.70% Class B     $11.87            --                 --             --        11.22%
      All contract charges                          --           895            $10,899           0.84%          --
2009  Lowest contract charge 0.50% Class B      $11.76            --                 --             --        22.25%
      Highest contract charge 1.70% Class B     $10.67            --                 --             --        20.84%
      All contract charges                          --         1,053            $11,486           1.74%          --
2008  Lowest contract charge 0.50% Class B      $ 9.62            --                 --             --       (37.73)%
      Highest contract charge 1.70% Class B     $ 8.83            --                 --             --       (38.55)%
      All contract charges                          --         1,342            $12,087           1.25%          --
MULTIMANAGER MID CAP GROWTH
      Unit Value 1.15% to 1.70%*
2012  Lowest contract charge 1.15% Class B      $12.44            --                 --             --        14.13%
      Highest contract charge 1.70% Class B     $11.70            --                 --             --        13.48%
      All contract charges                          --           771            $ 9,314           0.00%          --
2011  Lowest contract charge 1.15% Class B      $10.90            --                 --             --        (8.94)%
      Highest contract charge 1.70% Class B     $10.31            --                 --             --        (9.48)%
      All contract charges                          --           878            $ 9,311           0.00%          --
2010  Lowest contract charge 0.50% Class B      $12.70            --                 --             --        26.24%
      Highest contract charge 1.70% Class B     $11.39            --                 --             --        24.71%
      All contract charges                          --         1,031            $12,040           0.00%          --
2009  Lowest contract charge 0.50% Class B      $10.06            --                 --             --        41.09%
      Highest contract charge 1.70% Class B     $ 9.13            --                 --             --        39.39%
      All contract charges                          --         1,138            $10,623           0.00%          --
2008  Lowest contract charge 0.50% Class B      $ 7.13            --                 --             --       (43.86)%
      Highest contract charge 1.70% Class B     $ 6.55            --                 --             --       (44.54)%
      All contract charges                          --         1,350            $ 9,013           0.00%          --
MULTIMANAGER MID CAP VALUE
      Unit Value 0.50% to 1.70%*
2012  Lowest contract charge 0.50% Class B      $16.22            --                 --             --        14.23%
      Highest contract charge 1.70% Class B     $14.19            --                 --             --        12.89%
      All contract charges                          --           723            $10,577           0.37%          --
2011  Lowest contract charge 0.50% Class B      $14.20            --                 --             --       (13.73)%
      Highest contract charge 1.70% Class B     $12.57            --                 --             --       (14.84)%
      All contract charges                          --           801            $10,364           0.02%          --
2010  Lowest contract charge 0.50% Class B      $16.46            --                 --             --        24.33%
      Highest contract charge 1.70% Class B     $14.76            --                 --             --        22.78%
      All contract charges                          --           898            $13,592           0.72%          --
2009  Lowest contract charge 0.50% Class B      $13.24            --                 --             --        43.60%
      Highest contract charge 1.70% Class B     $12.02            --                 --             --        41.91%
      All contract charges                          --         1,061            $13,025           2.96%          --
2008  Lowest contract charge 0.50% Class B      $ 9.22            --                 --             --       (36.28)%
      Highest contract charge 1.70% Class B     $ 8.47            --                 --             --       (37.07)%
      All contract charges                          --         1,224            $10,559           0.46%          --
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 1.15%*
2012  1.15% Class A                             $33.47            58            $ 1,937           2.25%        4.11%
2011  1.15% Class A                             $32.15            45            $ 1,437           3.71%        4.11%
2010  1.15% Class A                             $30.88            58            $ 1,786           2.61%        5.67%
2009  1.15% Class A                             $29.22            48            $ 1,411           4.37%        8.66%
2008  1.15% Class A                             $26.89            59            $ 1,590           8.44%      (24.21)%
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.50% to 1.70%*
2012  Lowest contract charges 0.50% Class B     $38.20            --                 --             --         4.80%
      Highest contract charges 1.70% Class B    $27.87            --                 --             --         3.53%
      All contract charges                          --         1,211            $36,336           2.25%          --
2011  Lowest contract charges 0.50% Class B     $36.45            --                 --             --         4.53%
      Highest contract charges 1.70% Class B    $26.92            --                 --             --         3.30%

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                              ---------------------------------------------------------------------
                                                         UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                              UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                              ---------- ----------------- ----------------- -------------- ---------
MULTIMANAGER MULTI-SECTOR BOND (CONTINUED)
      All contract charges                          --         1,295            $37,387           3.71%          --
2010  Lowest contract charges 0.50% Class B     $34.87            --                 --             --         6.11%
      Highest contract charges 1.70% Class B    $26.06            --                 --             --         4.83%
      All contract charges                          --         1,418            $39,545           2.61%          --
2009  Lowest contract charges 0.50% Class B     $32.86            --                 --             --         9.10%
      Highest contract charges 1.70% Class B    $24.86            --                 --             --         7.76%
      All contract charges                          --         1,459            $38,712           4.37%          --
2008  Lowest contract charges 0.50% Class B     $30.12            --                 --             --       (23.90)%
      Highest contract charges 1.70% Class B    $23.07            --                 --             --       (24.80)%
      All contract charges                          --         1,640            $40,215           8.44%          --
MULTIMANAGER SMALL CAP GROWTH
      Unit Value 1.15% to 1.60%*
2012  Lowest contract charges 1.15% Class B     $ 8.07            --                 --             --        10.10%
      Highest contract charges 1.60% Class B    $ 7.57            --                 --             --         9.55%
      All contract charges                          --           426            $ 3,314           0.00%          --
2011  Lowest contract charges 1.15% Class B     $ 7.33            --                 --             --       (16.70)%
      Highest contract charges 1.60% Class B    $ 6.91            --                 --             --       (16.95)%
      All contract charges                          --           510            $ 3,611           0.00%          --
2010  Lowest contract charges 0.50% Class B     $ 9.52            --                 --             --        26.94%
      Highest contract charges 1.70% Class B    $ 8.22            --                 --             --        25.52%
      All contract charges                          --           609            $ 5,177           0.00%          --
2009  Lowest contract charges 0.50% Class B     $ 7.50            --                 --             --        33.93%
      Highest contract charges 1.70% Class B    $ 6.55            --                 --             --        32.32%
      All contract charges                          --           791            $ 5,345           0.00%          --
2008  Lowest contract charges 0.50% Class B     $ 5.60            --                 --             --       (42.39)%
      Highest contract charges 1.70% Class B    $ 4.95            --                 --             --       (43.17)%
      All contract charges                          --           811            $ 4,168           0.00%          --
MULTIMANAGER SMALL CAP VALUE
      Unit Value 0.50% to 1.70%*
2012  Lowest contract charges 0.50% Class B     $19.31            --                 --             --        16.19%
      Highest contract charges 1.70% Class B    $16.10            --                 --             --        14.75%
      All contract charges                          --           569            $ 9,571           0.56%          --
2011  Lowest contract charges 0.50% Class B     $16.62            --                 --             --        (9.48)%
      Highest contract charges 1.70% Class B    $14.03            --                 --             --       (10.52)%
      All contract charges                          --           652            $ 9,521           0.07%          --
2010  Lowest contract charges 0.50% Class B     $18.36            --                 --             --        23.89%
      Highest contract charges 1.70% Class B    $15.68            --                 --             --        22.41%
      All contract charges                          --           764            $12,430           0.14%          --
2009  Lowest contract charges 0.50% Class B     $14.82            --                 --             --        25.81%
      Highest contract charges 1.70% Class B    $12.81            --                 --             --        24.25%
      All contract charges                          --           917            $12,171           0.98%          --
2008  Lowest contract charges 0.50% Class B     $11.78            --                 --             --       (38.20)%
      Highest contract charges 1.70% Class B    $10.31            --                 --             --       (38.92)%
      All contract charges                          --         1,103            $11,746           0.22%          --
MULTIMANAGER TECHNOLOGY
      Unit Value 0.50% to 1.70%*
2012  Lowest contract charge 0.50% Class B      $13.52            --                 --             --        12.85%
      Highest contract charge 1.70% Class B     $11.83            --                 --             --        11.50%
      All contract charges                          --         1,632            $19,802           0.00%          --
2011  Lowest contract charge 0.50% Class B      $11.98            --                 --             --        (5.30)%
      Highest contract charge 1.70% Class B     $10.61            --                 --             --        (6.44)%
      All contract charges                          --         1,828            $19,862           0.00%          --
2010  Lowest contract charge 0.50% Class B      $12.65            --                 --             --        17.14%
      Highest contract charge 1.70% Class B     $11.34            --                 --             --        15.73%
      All contract charges                          --         2,034            $23,548           0.00%          --
2009  Lowest contract charge 0.50% Class B      $10.80            --                 --             --        57.66%
      Highest contract charge 1.70% Class B     $ 9.80            --                 --             --        55.80%

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ----------------- ----------------- -------------- ---------
MULTIMANAGER TECHNOLOGY (CONTINUED)
      All contract charges                        --          2,297            $22,932           0.00%          --
2008  Lowest contract charge 0.50% Class B     $6.85             --                 --             --       (47.35)%
      Highest contract charge 1.70% Class B    $6.29             --                 --             --       (48.02)%
      All contract charges                        --          2,388            $15,263           0.00%          --

   ----------
  (a)EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation & EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
  (b)EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
  (c)EQ/Core Bond Index replaced EQ/ Long Term Bond due to a fund merger on September 25, 2009.
  (d)Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
  (e)EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
  (f)EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund substitution on September 18, 2009.
  (g)EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009.
  (h)Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund merger on September 17, 2010.
  (i)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
  (j)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth & Income due to a fund merger on May 20, 2011.
  * Expenses as a percentage of average net assets consisting of mortality, risk, financial accounting and other expenses for each period indicated. The ratios included only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Account as Contractowners may not have selected all available and applicable contract options.
  ** The Investment Income ratio represent the dividends, excluding distributions of capital gains, received by the Variable Investment Option from the Portfolio, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of investment income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests.
  ***These amounts represent the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2012 through the date on which the financial statements were issued.

   Fund Substitution

   Beginning on or about June 21, 2013, interests in certain Variable Investment Options (the ''Surviving Options'') will replace interests in current Variable Investment Options (the ''Replaced Options'') through a substitution transaction, as listed in the table below. On the effective date, each of the Replaced Options will redeem its units and interest in the corresponding Portfolios of the Trust. Units will be issued in the Surviving Options and redemption proceeds will be used to purchase interests in the Portfolios of the Trust corresponding to the Surviving Options. Any contract value remaining in a Replaced Option on substitution date will be transferred to the corresponding Surviving Option. AXA Equitable will bear all expenses related to the substitutions, and it will have no tax consequences to the contractowners.

   The following is a list of each Replaced Option(s) and its Surviving Option.

--------------------------------------------------------------------------------------
 REPLACED (CURRENT) OPTION      SURVIVING (NEW) OPTION          EFFECTIVE ON OR ABOUT
--------------------------------------------------------------------------------------
Multimanager Mid Cap Growth     AXA Tactical Manager 400/(2)/   July 12, 2013
--------------------------------------------------------------------------------------
Multimanager Small Cap Growth   AXA Tactical Manager 2000/(2)/  June 21, 2013
Multimanager Small Cap Value
--------------------------------------------------------------------------------------
EQ/PIMCO Ultra Short Bond       EQ/AllianceBernstein Short      July 12, 2013
                                Duration Government Bond/(2)/
--------------------------------------------------------------------------------------
EQ/Global Bond PLUS             EQ/Core Bond Index              July 26,2013
Multimanager Multi-Sector Bond
--------------------------------------------------------------------------------------

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2012

9. Subsequent Events (Concluded)

------------------------------------------------------------------------------------------
 REPLACED (CURRENT) OPTION           SURVIVING (NEW) OPTION         EFFECTIVE ON OR ABOUT
------------------------------------------------------------------------------------------
EQ/Oppenheimer Global                EQ/Global Multi-Sector Equity  July 12, 2013
------------------------------------------------------------------------------------------
EQ/MFS International Growth          EQ/International Core PLUS     June 21, 2013
Multimanager International Equity
------------------------------------------------------------------------------------------
EQ/Capital Guardian Research         EQ/Large Cap Core PLUS         July 19, 2013
EQ/Davis New York Venture/(1)/
EQ/Lord Abbett Large Cap Core
EQ/UBS Growth and Income
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------
EQ/Equity Growth PLUS                EQ/Large Cap Growth PLUS       July 19, 2013
EQ/Montag & Caldwell Growth
EQ/T.Rowe Price Growth Stock
EQ/Wells Fargo Omega Growth
Multimanager Aggressive Equity/(1)/
------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
EQ/Boston Advisors Equity Income
EQ/JPMorgan Value Opportunities      EQ/Large Cap Value PLUS        July 26, 2013
EQ/Van Kampen Comstock/(1)/
Multimanager Large Cap Value
------------------------------------------------------------------------------------------
Multimanager Mid Cap Value           EQ/Mid Cap Value PLUS          July 12, 2013
------------------------------------------------------------------------------------------
Multimanager Core Bond               EQ/Quality Bond PLUS           July 12, 2013
------------------------------------------------------------------------------------------

 /(1)/The substitution for this Replaced Option into the Surviving Option will occur on June 21, 2013.
 /(2)/The Surviving Option is new to the Account and will be added on May 20, 2013.

   Except as noted above, it has been determined that there are no other subsequent transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm...............   F-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2012............   F-3
   Statements of Operations for the Year Ended December 31, 2012......  F-55
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2012 and 2011.......................................  F-81
   Notes to Financial Statements...................................... F-125

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm................. F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2012 and 2011.............. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2012, 2011 and 2010................................................ F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2012, 2011 and 2010................................... F-4
   Consolidated Statements of Equity, Years Ended December 31, 2012,
     2011 and 2010...................................................... F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2012, 2011 and 2010................................................ F-6
   Notes to Consolidated Financial Statements........................... F-8


                                   F-1  413207

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account No. 49 of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2012, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2012 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 22, 2013

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

                                                                        ALLIANCEBERNSTEIN VPS ALLIANCEBERNSTEIN VPS
                                                      ALL ASSET GROWTH-    BALANCED WEALTH    INTERNATIONAL GROWTH
                                                           ALT 20*      STRATEGY PORTFOLIO**       PORTFOLIO**
                                                      ----------------- --------------------- ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $5,252,783          $3,080,327            $4,810,664
Receivable for The Trusts shares sold................            --                 363                    --
Receivable for policy-related transactions...........         9,715                  --                   344
                                                         ----------          ----------            ----------
   Total assets......................................     5,262,498           3,080,690             4,811,008
                                                         ----------          ----------            ----------

LIABILITIES:
Payable for The Trusts shares purchased..............         9,715                  --                   344
Payable for policy-related transactions..............            --                 363                    --
                                                         ----------          ----------            ----------
   Total liabilities.................................         9,715                 363                   344
                                                         ----------          ----------            ----------
NET ASSETS...........................................    $5,252,783          $3,080,327            $4,810,664
                                                         ==========          ==========            ==========

NET ASSETS:
Accumulation Unit Value..............................    $5,228,892          $3,079,934            $4,810,443
Retained by AXA Equitable in Separate Account No. 49.        23,891                 393                   221
                                                         ----------          ----------            ----------
TOTAL NET ASSETS.....................................    $5,252,783          $3,080,327            $4,810,664
                                                         ==========          ==========            ==========

Investments in shares of The Trusts, at cost.........    $5,259,650          $2,874,347            $4,771,326
The Trusts shares held
   Class A...........................................       284,583                  --                    --
   Class B...........................................            --             256,480               283,648
   Class II..........................................            --                  --                    --
   Class K...........................................           565                  --                    --

                                                      AMERICAN CENTURY
                                                      VP LARGE COMPANY AMERICAN CENTURY VP
                                                         VALUE FUND    MID CAP VALUE FUND
                                                      ---------------- -------------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $1,608,902        $9,649,512
Receivable for The Trusts shares sold................           161                --
Receivable for policy-related transactions...........           147             1,203
                                                         ----------        ----------
   Total assets......................................     1,609,210         9,650,715
                                                         ----------        ----------

LIABILITIES:
Payable for The Trusts shares purchased..............            --             1,203
Payable for policy-related transactions..............            --                --
                                                         ----------        ----------
   Total liabilities.................................            --             1,203
                                                         ----------        ----------
NET ASSETS...........................................    $1,609,210        $9,649,512
                                                         ==========        ==========

NET ASSETS:
Accumulation Unit Value..............................    $1,609,210        $9,649,352
Retained by AXA Equitable in Separate Account No. 49.            --               160
                                                         ----------        ----------
TOTAL NET ASSETS.....................................    $1,609,210        $9,649,512
                                                         ==========        ==========

Investments in shares of The Trusts, at cost.........    $1,501,053        $9,104,585
The Trusts shares held
   Class A...........................................            --                --
   Class B...........................................            --                --
   Class II..........................................       150,224           661,378
   Class K...........................................            --                --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
**Denotes Variable Investment Options that invest in shares of AllianceBernstein Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                      AXA AGGRESSIVE  AXA BALANCED  AXA CONSERVATIVE AXA CONSERVATIVE
                                                       ALLOCATION*     STRATEGY*      ALLOCATION*    GROWTH STRATEGY*
                                                      -------------- -------------- ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value... $2,647,688,399 $1,229,043,963  $2,018,146,657    $617,184,266
Receivable for The Trusts shares sold................        670,016             --       2,810,014         351,277
Receivable for policy-related transactions...........             --        735,200              --              --
                                                      -------------- --------------  --------------    ------------
   Total assets......................................  2,648,358,415  1,229,779,163   2,020,956,671     617,535,543
                                                      -------------- --------------  --------------    ------------

LIABILITIES:
Payable for The Trusts shares purchased..............             --        735,200              --              --
Payable for policy-related transactions..............        670,016             --       2,810,014         351,277
                                                      -------------- --------------  --------------    ------------
   Total liabilities.................................        670,016        735,200       2,810,014         351,277
                                                      -------------- --------------  --------------    ------------
NET ASSETS........................................... $2,647,688,399 $1,229,043,963  $2,018,146,657    $617,184,266
                                                      ============== ==============  ==============    ============

NET ASSETS:
Accumulation Unit Value.............................. $2,647,478,297 $1,228,875,096  $2,017,786,271    $617,051,045
Retained by AXA Equitable in Separate Account No. 49.        210,102        168,867         360,386         133,221
                                                      -------------- --------------  --------------    ------------
TOTAL NET ASSETS..................................... $2,647,688,399 $1,229,043,963  $2,018,146,657    $617,184,266
                                                      ============== ==============  ==============    ============

Investments in shares of The Trusts, at cost......... $2,676,659,646 $1,177,173,632  $2,031,972,503    $596,207,146
The Trusts shares held
   Class A...........................................      1,483,405            962              --              --
   Class B...........................................    264,791,176     97,856,888     210,075,932      50,455,146
   Class K...........................................          1,152             --           1,054              --

                                                      AXA CONSERVATIVE
                                                         STRATEGY*
                                                      ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $430,930,949
Receivable for The Trusts shares sold................             --
Receivable for policy-related transactions...........        239,285
                                                        ------------
   Total assets......................................    431,170,234
                                                        ------------

LIABILITIES:
Payable for The Trusts shares purchased..............        239,285
Payable for policy-related transactions..............             --
                                                        ------------
   Total liabilities.................................        239,285
                                                        ------------
NET ASSETS...........................................   $430,930,949
                                                        ============

NET ASSETS:
Accumulation Unit Value..............................   $430,809,430
Retained by AXA Equitable in Separate Account No. 49.        121,519
                                                        ------------
TOTAL NET ASSETS.....................................   $430,930,949
                                                        ============

Investments in shares of The Trusts, at cost.........   $425,129,412
The Trusts shares held
   Class A...........................................             --
   Class B...........................................     37,821,749
   Class K...........................................             --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                      AXA CONSERVATIVE-   AXA GROWTH    AXA MODERATE    AXA MODERATE
                                                      PLUS ALLOCATION*    STRATEGY*     ALLOCATION*   GROWTH STRATEGY*
                                                      ----------------- -------------- -------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $1,663,793,331   $1,025,037,938 $6,735,010,836  $2,970,678,198
Receivable for The Trusts shares sold................              --               --      1,468,642              --
Receivable for policy-related transactions...........       1,598,630           70,182             --         606,512
                                                       --------------   -------------- --------------  --------------
   Total assets......................................   1,665,391,961    1,025,108,120  6,736,479,478   2,971,284,710
                                                       --------------   -------------- --------------  --------------

LIABILITIES:
Payable for The Trusts shares purchased..............       1,598,630           70,182             --         606,512
Payable for policy-related transactions..............              --               --      1,468,642              --
                                                       --------------   -------------- --------------  --------------
   Total liabilities.................................       1,598,630           70,182      1,468,642         606,512
                                                       --------------   -------------- --------------  --------------
NET ASSETS...........................................  $1,663,793,331   $1,025,037,938 $6,735,010,836  $2,970,678,198
                                                       ==============   ============== ==============  ==============

NET ASSETS:
Accumulation Unit Value..............................  $1,663,753,293   $1,024,879,596 $6,734,995,099  $2,970,451,471
Retained by AXA Equitable in Separate Account No. 49.          40,038          158,342         15,737         226,727
                                                       --------------   -------------- --------------  --------------
TOTAL NET ASSETS.....................................  $1,663,793,331   $1,025,037,938 $6,735,010,836  $2,970,678,198
                                                       ==============   ============== ==============  ==============

Investments in shares of The Trusts, at cost.........  $1,632,570,161   $  960,647,682 $7,029,152,345  $2,821,383,024
The Trusts shares held
   Class A...........................................              --              927      2,627,683              --
   Class B...........................................     172,591,743       76,409,881    501,376,188     224,076,308
   Class K...........................................           1,122               --            813              --

                                                       AXA MODERATE-
                                                      PLUS ALLOCATION*
                                                      ----------------
ASSETS:
Investments in shares of The Trusts, at fair value... $ 9,543,671,776
Receivable for The Trusts shares sold................       4,556,727
Receivable for policy-related transactions...........              --
                                                      ---------------
   Total assets......................................   9,548,228,503
                                                      ---------------

LIABILITIES:
Payable for The Trusts shares purchased..............              --
Payable for policy-related transactions..............       4,556,727
                                                      ---------------
   Total liabilities.................................       4,556,727
                                                      ---------------
NET ASSETS........................................... $ 9,543,671,776
                                                      ===============

NET ASSETS:
Accumulation Unit Value.............................. $ 9,543,492,274
Retained by AXA Equitable in Separate Account No. 49.         179,502
                                                      ---------------
TOTAL NET ASSETS..................................... $ 9,543,671,776
                                                      ===============

Investments in shares of The Trusts, at cost......... $10,605,520,343
The Trusts shares held
   Class A...........................................       3,142,723
   Class B...........................................     925,704,363
   Class K...........................................           1,090

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                               AXA TACTICAL   AXA ULTRA
                                                      AXA TACTICAL AXA TACTICAL AXA TACTICAL     MANAGER     CONSERVATIVE
                                                      MANAGER 400* MANAGER 500* MANAGER 2000* INTERNATIONAL*  STRATEGY*
                                                      ------------ ------------ ------------- -------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value... $63,673,508  $152,591,197  $70,017,663   $111,739,787    $295,338
Receivable for The Trusts shares sold................          --            --           --             --       5,927
Receivable for policy-related transactions...........      82,936        51,107        8,796         72,208          --
                                                      -----------  ------------  -----------   ------------    --------
   Total assets......................................  63,756,444   152,642,304   70,026,459    111,811,995     301,265
                                                      -----------  ------------  -----------   ------------    --------

LIABILITIES:
Payable for The Trusts shares purchased..............      82,936        51,107        8,796         72,208          --
Payable for policy-related transactions..............          --            --           --             --       5,927
                                                      -----------  ------------  -----------   ------------    --------
   Total liabilities.................................      82,936        51,107        8,796         72,208       5,927
                                                      -----------  ------------  -----------   ------------    --------
NET ASSETS........................................... $63,673,508  $152,591,197  $70,017,663   $111,739,787    $295,338
                                                      ===========  ============  ===========   ============    ========

NET ASSETS:
Accumulation Unit Value.............................. $63,474,905  $152,404,118  $69,825,672   $111,565,656    $192,895
Retained by AXA Equitable in Separate Account No. 49.     198,603       187,079      191,991        174,131     102,443
                                                      -----------  ------------  -----------   ------------    --------
TOTAL NET ASSETS..................................... $63,673,508  $152,591,197  $70,017,663   $111,739,787    $295,338
                                                      ===========  ============  ===========   ============    ========

Investments in shares of The Trusts, at cost......... $58,574,905  $141,460,688  $65,307,696   $107,399,798    $295,723
The Trusts shares held
   Class A...........................................      10,732        10,725       10,808         10,594          --
   Class B...........................................   4,011,530    10,466,324    4,622,752      9,236,188      29,358
   Class K...........................................         756           821          795            914          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                          BLACKROCK        BLACKROCK     EQ/ALLIANCEBERNSTEIN
                                                      GLOBAL ALLOCATION LARGE CAP GROWTH    DYNAMIC WEALTH
                                                          V.I. FUND        V.I. FUND     STRATEGIES PORTFOLIO*
                                                      ----------------- ---------------- ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $37,314,990       $6,521,118        $347,807,402
Receivable for The Trusts shares sold................         58,562            3,094                  --
Receivable for policy-related transactions...........             --               --             435,423
                                                         -----------       ----------        ------------
   Total assets......................................     37,373,552        6,524,212         348,242,825
                                                         -----------       ----------        ------------

LIABILITIES:
Payable for The Trusts shares purchased..............             --               --             453,427
Payable for policy-related transactions..............         58,562            3,094                  --
                                                         -----------       ----------        ------------
   Total liabilities.................................         58,562            3,094             453,427
                                                         -----------       ----------        ------------
NET ASSETS...........................................    $37,314,990       $6,521,118        $347,789,398
                                                         ===========       ==========        ============

NET ASSETS:
Accumulation Unit Value..............................    $37,313,633       $6,519,281        $338,310,682
Retained by AXA Equitable in Separate Account No. 49.          1,357            1,837           9,478,716
                                                         -----------       ----------        ------------
TOTAL NET ASSETS.....................................    $37,314,990       $6,521,118        $347,789,398
                                                         ===========       ==========        ============

Investments in shares of The Trusts, at cost.........    $36,829,113       $6,571,861        $337,203,147
The Trusts shares held
   Class A...........................................             --               --                  --
   Class B...........................................             --               --          33,844,838
   Class III.........................................      2,602,161          567,547                  --
   Class K...........................................             --               --                  --

                                                      EQ/ALLIANCEBERNSTEIN EQ/AXA FRANKLIN
                                                           SMALL CAP          SMALL CAP
                                                            GROWTH*          VALUE CORE*
                                                      -------------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value...     $469,625,907      $135,657,282
Receivable for The Trusts shares sold................           17,769            70,808
Receivable for policy-related transactions...........               --                --
                                                          ------------      ------------
   Total assets......................................      469,643,676       135,728,090
                                                          ------------      ------------

LIABILITIES:
Payable for The Trusts shares purchased..............               --                --
Payable for policy-related transactions..............           17,769            70,808
                                                          ------------      ------------
   Total liabilities.................................           17,769            70,808
                                                          ------------      ------------
NET ASSETS...........................................     $469,625,907      $135,657,282
                                                          ============      ============

NET ASSETS:
Accumulation Unit Value..............................     $469,529,933      $135,516,417
Retained by AXA Equitable in Separate Account No. 49.           95,974           140,865
                                                          ------------      ------------
TOTAL NET ASSETS.....................................     $469,625,907      $135,657,282
                                                          ============      ============

Investments in shares of The Trusts, at cost.........     $422,838,103      $114,647,975
The Trusts shares held
   Class A...........................................          377,825           203,163
   Class B...........................................       28,428,996        12,457,676
   Class III.........................................               --                --
   Class K...........................................              762             1,174

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                         EQ/BLACKROCK     EQ/BOSTON ADVISORS EQ/CALVERT SOCIALLY
                                                      BASIC VALUE EQUITY*   EQUITY INCOME*      RESPONSIBLE*
                                                      ------------------- ------------------ -------------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $898,167,785        $291,769,861        $47,239,592
Receivable for The Trusts shares sold................         732,838             139,205                 --
Receivable for policy-related transactions...........              --                  --             28,359
                                                         ------------        ------------        -----------
   Total assets......................................     898,900,623         291,909,066         47,267,951
                                                         ------------        ------------        -----------

LIABILITIES:
Payable for The Trusts shares purchased..............              --                  --             28,359
Payable for policy-related transactions..............         732,838             139,205                 --
                                                         ------------        ------------        -----------
   Total liabilities.................................         732,838             139,205             28,359
                                                         ------------        ------------        -----------
NET ASSETS...........................................    $898,167,785        $291,769,861        $47,239,592
                                                         ============        ============        ===========

NET ASSETS:
Accumulation Unit Value..............................    $898,103,002        $291,752,299        $47,200,209
Retained by AXA Equitable in Separate Account No. 49.          64,783              17,562             39,383
                                                         ------------        ------------        -----------
TOTAL NET ASSETS.....................................    $898,167,785        $291,769,861        $47,239,592
                                                         ============        ============        ===========

Investments in shares of The Trusts, at cost.........    $819,713,377        $255,868,071        $40,504,466
The Trusts shares held
   Class A...........................................       2,295,651             991,174                 --
   Class B...........................................      59,059,179          48,653,958          5,687,887
   Class K...........................................             845               2,195                 --

                                                      EQ/CAPITAL GUARDIAN EQ/COMMON STOCK
                                                           RESEARCH*          INDEX*
                                                      ------------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $882,442,341      $749,887,382
Receivable for The Trusts shares sold................         363,705           140,300
Receivable for policy-related transactions...........              --                --
                                                         ------------      ------------
   Total assets......................................     882,806,046       750,027,682
                                                         ------------      ------------

LIABILITIES:
Payable for The Trusts shares purchased..............              --                --
Payable for policy-related transactions..............         363,705           140,300
                                                         ------------      ------------
   Total liabilities.................................         363,705           140,300
                                                         ------------      ------------
NET ASSETS...........................................    $882,442,341      $749,887,382
                                                         ============      ============

NET ASSETS:
Accumulation Unit Value..............................    $882,298,724      $749,816,785
Retained by AXA Equitable in Separate Account No. 49.         143,617            70,597
                                                         ------------      ------------
TOTAL NET ASSETS.....................................    $882,442,341      $749,887,382
                                                         ============      ============

Investments in shares of The Trusts, at cost.........    $798,331,826      $703,665,173
The Trusts shares held
   Class A...........................................         142,160           164,560
   Class B...........................................      60,306,696        41,407,191
   Class K...........................................              --                --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                         EQ/CORE     EQ/DAVIS NEW YORK   EQ/EQUITY      EQ/EQUITY
                                                       BOND INDEX*       VENTURE*        500 INDEX*    GROWTH PLUS*
                                                      -------------- ----------------- -------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value... $1,241,250,177   $315,568,620    $1,295,183,921 $1,038,946,395
Receivable for The Trusts shares sold................             --        108,714                --        529,858
Receivable for policy-related transactions...........      1,620,424             --           745,160             --
                                                      --------------   ------------    -------------- --------------
   Total assets......................................  1,242,870,601    315,677,334     1,295,929,081  1,039,476,253
                                                      --------------   ------------    -------------- --------------

LIABILITIES:
Payable for The Trusts shares purchased..............      1,620,424             --           745,160             --
Payable for policy-related transactions..............             --        108,714                --        537,305
                                                      --------------   ------------    -------------- --------------
   Total liabilities.................................      1,620,424        108,714           745,160        537,305
                                                      --------------   ------------    -------------- --------------
NET ASSETS........................................... $1,241,250,177   $315,568,620    $1,295,183,921 $1,038,938,948
                                                      ==============   ============    ============== ==============

NET ASSETS:
Accumulation Unit Value.............................. $1,241,073,143   $315,431,233    $1,295,073,363 $1,038,843,577
Retained by AXA Equitable in Separate Account No. 49.        177,034        137,387           110,558         95,371
                                                      --------------   ------------    -------------- --------------
TOTAL NET ASSETS..................................... $1,241,250,177   $315,568,620    $1,295,183,921 $1,038,938,948
                                                      ==============   ============    ============== ==============

Investments in shares of The Trusts, at cost......... $1,228,947,848   $269,300,390    $1,123,089,411 $  992,269,385
The Trusts shares held
   Class A...........................................             --        898,960           748,708             --
   Class B...........................................    122,106,284     29,841,118        51,664,843     65,470,001
   Class K...........................................          1,027          1,156               508            740

                                                       EQ/FRANKLIN
                                                      CORE BALANCED*
                                                      --------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $629,709,915
Receivable for The Trusts shares sold................     1,297,384
Receivable for policy-related transactions...........            --
                                                       ------------
   Total assets......................................   631,007,299
                                                       ------------

LIABILITIES:
Payable for The Trusts shares purchased..............            --
Payable for policy-related transactions..............     1,297,384
                                                       ------------
   Total liabilities.................................     1,297,384
                                                       ------------
NET ASSETS...........................................  $629,709,915
                                                       ============

NET ASSETS:
Accumulation Unit Value..............................  $629,446,145
Retained by AXA Equitable in Separate Account No. 49.       263,770
                                                       ------------
TOTAL NET ASSETS.....................................  $629,709,915
                                                       ============

Investments in shares of The Trusts, at cost.........  $578,495,914
The Trusts shares held
   Class A...........................................       183,714
   Class B...........................................    70,417,286
   Class K...........................................         1,282

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                           EQ/FRANKLIN      EQ/GAMCO MERGERS  EQ/GAMCO SMALL  EQ/GLOBAL
                                                      TEMPLETON ALLOCATION* AND ACQUISITIONS* COMPANY VALUE*  BOND PLUS*
                                                      --------------------- ----------------- -------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $1,265,675,517       $200,466,760     $906,650,060  $498,678,341
Receivable for The Trusts shares sold................           410,278             26,113          271,135       298,583
Receivable for policy-related transactions...........                --                 --               --            --
                                                         --------------       ------------     ------------  ------------
   Total assets......................................     1,266,085,795        200,492,873      906,921,195   498,976,924
                                                         --------------       ------------     ------------  ------------

LIABILITIES:
Payable for The Trusts shares purchased..............                --                 --               --            --
Payable for policy-related transactions..............           410,278             26,113          271,135       298,583
                                                         --------------       ------------     ------------  ------------
   Total liabilities.................................           410,278             26,113          271,135       298,583
                                                         --------------       ------------     ------------  ------------
NET ASSETS...........................................    $1,265,675,517       $200,466,760     $906,650,060  $498,678,341
                                                         ==============       ============     ============  ============

NET ASSETS:
Accumulation Unit Value..............................    $1,265,573,525       $200,394,856     $906,543,772  $498,531,611
Retained by AXA Equitable in Separate Account No. 49.           101,992             71,904          106,288       146,730
                                                         --------------       ------------     ------------  ------------
TOTAL NET ASSETS.....................................    $1,265,675,517       $200,466,760     $906,650,060  $498,678,341
                                                         ==============       ============     ============  ============

Investments in shares of The Trusts, at cost.........    $1,168,202,567       $196,068,271     $694,880,897  $504,217,743
The Trusts shares held
   Class A...........................................           155,969            401,110        1,256,773       463,631
   Class B...........................................       153,677,863         15,628,639       20,190,028    50,159,419
   Class K...........................................                --                851              306         1,044

                                                           EQ/GLOBAL
                                                      MULTI-SECTOR EQUITY*
                                                      --------------------
ASSETS:
Investments in shares of The Trusts, at fair value...     $897,012,616
Receivable for The Trusts shares sold................          226,162
Receivable for policy-related transactions...........               --
                                                          ------------
   Total assets......................................      897,238,778
                                                          ------------

LIABILITIES:
Payable for The Trusts shares purchased..............               --
Payable for policy-related transactions..............          226,162
                                                          ------------
   Total liabilities.................................          226,162
                                                          ------------
NET ASSETS...........................................     $897,012,616
                                                          ============

NET ASSETS:
Accumulation Unit Value..............................     $896,919,873
Retained by AXA Equitable in Separate Account No. 49.           92,743
                                                          ------------
TOTAL NET ASSETS.....................................     $897,012,616
                                                          ============

Investments in shares of The Trusts, at cost.........     $876,821,600
The Trusts shares held
   Class A...........................................          311,230
   Class B...........................................       72,272,699
   Class K...........................................              926

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                      EQ/INTERMEDIATE  EQ/INTERNATIONAL EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                      GOVERNMENT BOND*    CORE PLUS*     EQUITY INDEX*         ETF*
                                                      ---------------- ---------------- ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $440,400,882     $631,690,237     $556,404,441      $5,393,058
Receivable for The Trusts shares sold................        233,349          405,645               --             432
Receivable for policy-related transactions...........             --               --        1,452,889              --
                                                        ------------     ------------     ------------      ----------
   Total assets......................................    440,634,231      632,095,882      557,857,330       5,393,490
                                                        ------------     ------------     ------------      ----------

LIABILITIES:
Payable for The Trusts shares purchased..............             --               --        1,452,889              --
Payable for policy-related transactions..............        233,349          405,645               --             432
                                                        ------------     ------------     ------------      ----------
   Total liabilities.................................        233,349          405,645        1,452,889             432
                                                        ------------     ------------     ------------      ----------
NET ASSETS...........................................   $440,400,882     $631,690,237     $556,404,441      $5,393,058
                                                        ============     ============     ============      ==========

NET ASSETS:
Accumulation Unit Value..............................   $440,306,006     $631,630,541     $556,302,708      $3,190,999
Retained by AXA Equitable in Separate Account No. 49.         94,876           59,696          101,733       2,202,059
                                                        ------------     ------------     ------------      ----------
TOTAL NET ASSETS.....................................   $440,400,882     $631,690,237     $556,404,441      $5,393,058
                                                        ============     ============     ============      ==========

Investments in shares of The Trusts, at cost.........   $431,202,507     $715,731,123     $723,063,944      $6,328,460
The Trusts shares held
   Class A...........................................             --          288,679          305,830         674,914
   Class B...........................................     42,607,873       71,012,790       68,257,720         170,634
   Class K...........................................            982            1,243            1,393           1,820

                                                      EQ/INTERNATIONAL
                                                        VALUE PLUS*
                                                      ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $582,621,300
Receivable for The Trusts shares sold................        408,608
Receivable for policy-related transactions...........             --
                                                        ------------
   Total assets......................................    583,029,908
                                                        ------------

LIABILITIES:
Payable for The Trusts shares purchased..............             --
Payable for policy-related transactions..............        408,608
                                                        ------------
   Total liabilities.................................        408,608
                                                        ------------
NET ASSETS...........................................   $582,621,300
                                                        ============

NET ASSETS:
Accumulation Unit Value..............................   $582,559,670
Retained by AXA Equitable in Separate Account No. 49.         61,630
                                                        ------------
TOTAL NET ASSETS.....................................   $582,621,300
                                                        ============

Investments in shares of The Trusts, at cost.........   $653,537,163
The Trusts shares held
   Class A...........................................        334,788
   Class B...........................................     52,360,046
   Class K...........................................          1,015

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                          EQ/JPMORGAN      EQ/LARGE CAP EQ/LARGE CAP  EQ/LARGE CAP EQ/LARGE CAP
                                                      VALUE OPPORTUNITIES*  CORE PLUS*  GROWTH INDEX* GROWTH PLUS* VALUE INDEX*
                                                      -------------------- ------------ ------------- ------------ ------------
ASSETS:
Investments in shares of The Trusts, at fair value...     $245,993,300     $137,984,585 $354,487,273  $514,840,373 $265,464,015
Receivable for The Trusts shares sold................               --           37,636           --       302,162      745,460
Receivable for policy-related transactions...........          250,544               --          277            --           --
                                                          ------------     ------------ ------------  ------------ ------------
   Total assets......................................      246,243,844      138,022,221  354,487,550   515,142,535  266,209,475
                                                          ------------     ------------ ------------  ------------ ------------

LIABILITIES:
Payable for The Trusts shares purchased..............          250,544               --          277            --           --
Payable for policy-related transactions..............               --           37,636           --       302,162      745,460
                                                          ------------     ------------ ------------  ------------ ------------
   Total liabilities.................................          250,544           37,636          277       302,162      745,460
                                                          ------------     ------------ ------------  ------------ ------------
NET ASSETS...........................................     $245,993,300     $137,984,585 $354,487,273  $514,840,373 $265,464,015
                                                          ============     ============ ============  ============ ============

NET ASSETS:
Accumulation Unit Value..............................     $245,937,059     $137,932,096 $354,415,236  $514,716,621 $263,257,510
Retained by AXA Equitable in Separate Account No. 49.           56,241           52,489       72,037       123,752    2,206,505
                                                          ------------     ------------ ------------  ------------ ------------
TOTAL NET ASSETS.....................................     $245,993,300     $137,984,585 $354,487,273  $514,840,373 $265,464,015
                                                          ============     ============ ============  ============ ============

Investments in shares of The Trusts, at cost.........     $245,207,631     $153,764,358 $278,073,655  $458,311,607 $225,593,862
The Trusts shares held
   Class A...........................................          339,690               --      553,831        98,896      445,971
   Class B...........................................       22,984,039       19,927,049   35,488,625    28,422,568   44,590,058
   Class K...........................................            1,109            1,745        1,242           643        2,169

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                       EQ/LARGE CAP  EQ/LORD ABBETT  EQ/MFS INTERNATIONAL  EQ/MID CAP
                                                       VALUE PLUS*   LARGE CAP CORE*       GROWTH*           INDEX*
                                                      -------------- --------------- -------------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value... $  985,601,771  $171,909,205       $403,809,263     $704,074,422
Receivable for The Trusts shares sold................        377,977       342,310                 --          379,098
Receivable for policy-related transactions...........             --            --          1,328,219               --
                                                      --------------  ------------       ------------     ------------
   Total assets......................................    985,979,748   172,251,515        405,137,482      704,453,520
                                                      --------------  ------------       ------------     ------------

LIABILITIES:
Payable for The Trusts shares purchased..............             --            --          1,328,219               --
Payable for policy-related transactions..............        377,977       342,310                 --          371,651
                                                      --------------  ------------       ------------     ------------
   Total liabilities.................................        377,977       342,310          1,328,219          371,651
                                                      --------------  ------------       ------------     ------------
NET ASSETS........................................... $  985,601,771  $171,909,205       $403,809,263     $704,081,869
                                                      ==============  ============       ============     ============

NET ASSETS:
Accumulation Unit Value.............................. $  985,452,018  $171,734,787       $403,795,472     $703,884,609
Retained by AXA Equitable in Separate Account No. 49.        149,753       174,418             13,791          197,260
                                                      --------------  ------------       ------------     ------------
TOTAL NET ASSETS..................................... $  985,601,771  $171,909,205       $403,809,263     $704,081,869
                                                      ==============  ============       ============     ============

Investments in shares of The Trusts, at cost......... $1,258,695,524  $155,662,846       $356,032,016     $647,905,016
The Trusts shares held
   Class A...........................................        141,411         1,906            845,455          564,172
   Class B...........................................     90,537,482    13,721,265         60,081,668       74,837,222
   Class K...........................................          1,119            --              1,798            1,345

                                                      EQ/MID CAP
                                                      VALUE PLUS*
                                                      ------------
ASSETS:
Investments in shares of The Trusts, at fair value... $947,843,674
Receivable for The Trusts shares sold................      383,221
Receivable for policy-related transactions...........           --
                                                      ------------
   Total assets......................................  948,226,895
                                                      ------------

LIABILITIES:
Payable for The Trusts shares purchased..............           --
Payable for policy-related transactions..............      383,221
                                                      ------------
   Total liabilities.................................      383,221
                                                      ------------
NET ASSETS........................................... $947,843,674
                                                      ============

NET ASSETS:
Accumulation Unit Value.............................. $947,541,955
Retained by AXA Equitable in Separate Account No. 49.      301,719
                                                      ------------
TOTAL NET ASSETS..................................... $947,843,674
                                                      ============

Investments in shares of The Trusts, at cost......... $851,864,517
The Trusts shares held
   Class A...........................................       72,358
   Class B...........................................   90,481,914
   Class K...........................................        1,136

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                           EQ/MORGAN     EQ/MUTUAL
                                                        EQ/MONEY   EQ/MONTAG & CALDWELL STANLEY MID CAP  LARGE CAP
                                                        MARKET*          GROWTH*            GROWTH*       EQUITY*
                                                      ------------ -------------------- --------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value... $665,030,427     $172,870,097      $569,848,640   $193,789,285
Receivable for The Trusts shares sold................           --          589,495           489,126        429,484
Receivable for policy-related transactions...........   12,321,070               --                --             --
                                                      ------------     ------------      ------------   ------------
   Total assets......................................  677,351,497      173,459,592       570,337,766    194,218,769
                                                      ------------     ------------      ------------   ------------

LIABILITIES:
Payable for The Trusts shares purchased..............   12,321,070               --                --             --
Payable for policy-related transactions..............           --          589,495           489,126        429,484
                                                      ------------     ------------      ------------   ------------
   Total liabilities.................................   12,321,070          589,495           489,126        429,484
                                                      ------------     ------------      ------------   ------------
NET ASSETS........................................... $665,030,427     $172,870,097      $569,848,640   $193,789,285
                                                      ============     ============      ============   ============

NET ASSETS:
Accumulation Unit Value.............................. $664,982,800     $172,865,757      $569,831,922   $193,496,943
Retained by AXA Equitable in Separate Account No. 49.       47,627            4,340            16,718        292,342
                                                      ------------     ------------      ------------   ------------
TOTAL NET ASSETS..................................... $665,030,427     $172,870,097      $569,848,640   $193,789,285
                                                      ============     ============      ============   ============

Investments in shares of The Trusts, at cost......... $665,042,552     $136,991,996      $543,989,470   $183,845,318
The Trusts shares held
   Class A...........................................   19,872,541        1,180,408         1,119,407        125,848
   Class B...........................................  645,147,010       23,540,612        35,672,221     20,529,626
   Class K...........................................           --               --               669          1,270

                                                      EQ/OPPENHEIMER
                                                         GLOBAL*
                                                      --------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $334,511,317
Receivable for The Trusts shares sold................            --
Receivable for policy-related transactions...........       602,869
                                                       ------------
   Total assets......................................   335,114,186
                                                       ------------

LIABILITIES:
Payable for The Trusts shares purchased..............       602,869
Payable for policy-related transactions..............            --
                                                       ------------
   Total liabilities.................................       602,869
                                                       ------------
NET ASSETS...........................................  $334,511,317
                                                       ============

NET ASSETS:
Accumulation Unit Value..............................  $334,315,170
Retained by AXA Equitable in Separate Account No. 49.       196,147
                                                       ------------
TOTAL NET ASSETS.....................................  $334,511,317
                                                       ============

Investments in shares of The Trusts, at cost.........  $295,166,068
The Trusts shares held
   Class A...........................................       929,771
   Class B...........................................    28,346,833
   Class K...........................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                      EQ/PIMCO ULTRA EQ/QUALITY BOND EQ/SMALL COMPANY EQ/T. ROWE PRICE
                                                       SHORT BOND*        PLUS*           INDEX*       GROWTH STOCK*
                                                      -------------- --------------- ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value... $1,050,344,863  $505,396,718     $464,073,683     $503,294,216
Receivable for The Trusts shares sold................      2,728,949            --               --          419,897
Receivable for policy-related transactions...........             --        93,355          379,499               --
                                                      --------------  ------------     ------------     ------------
   Total assets......................................  1,053,073,812   505,490,073      464,453,182      503,714,113
                                                      --------------  ------------     ------------     ------------

LIABILITIES:
Payable for The Trusts shares purchased..............             --        93,355          379,499               --
Payable for policy-related transactions..............      2,728,949            --               --          419,897
                                                      --------------  ------------     ------------     ------------
   Total liabilities.................................      2,728,949        93,355          379,499          419,897
                                                      --------------  ------------     ------------     ------------
NET ASSETS........................................... $1,050,344,863  $505,396,718     $464,073,683     $503,294,216
                                                      ==============  ============     ============     ============

NET ASSETS:
Accumulation Unit Value.............................. $1,050,078,903  $505,313,039     $463,981,048     $503,257,821
Retained by AXA Equitable in Separate Account No. 49.        265,960        83,679           92,635           36,395
                                                      --------------  ------------     ------------     ------------
TOTAL NET ASSETS..................................... $1,050,344,863  $505,396,718     $464,073,683     $503,294,216
                                                      ==============  ============     ============     ============

Investments in shares of The Trusts, at cost......... $1,050,280,136  $522,270,588     $414,008,635     $408,252,873
The Trusts shares held
   Class A...........................................      1,567,179            --          459,342          630,234
   Class B...........................................    103,709,940    58,913,377       47,309,429       20,342,626
   Class K...........................................          1,019            --            1,320              486

                                                       EQ/TEMPLETON
                                                      GLOBAL EQUITY*
                                                      --------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $197,859,398
Receivable for The Trusts shares sold................            --
Receivable for policy-related transactions...........       551,091
                                                       ------------
   Total assets......................................   198,410,489
                                                       ------------

LIABILITIES:
Payable for The Trusts shares purchased..............       551,091
Payable for policy-related transactions..............            --
                                                       ------------
   Total liabilities.................................       551,091
                                                       ------------
NET ASSETS...........................................  $197,859,398
                                                       ============

NET ASSETS:
Accumulation Unit Value..............................  $197,838,836
Retained by AXA Equitable in Separate Account No. 49.        20,562
                                                       ------------
TOTAL NET ASSETS.....................................  $197,859,398
                                                       ============

Investments in shares of The Trusts, at cost.........  $188,654,530
The Trusts shares held
   Class A...........................................       197,879
   Class B...........................................    21,431,187
   Class K...........................................         1,319

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                                   FIDELITY(R) VIP ASSET
                                                      EQ/UBS GROWTH & EQ/VAN KAMPEN EQ/WELLS FARGO    MANAGER: GROWTH
                                                          INCOME*       COMSTOCK*   OMEGA GROWTH*        PORTFOLIO
                                                      --------------- ------------- -------------- ---------------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $79,030,318   $264,780,092   $634,775,689        $956,171
Receivable for The Trusts shares sold................        36,877        189,886        720,079             114
Receivable for policy-related transactions...........            --             --             --              --
                                                        -----------   ------------   ------------        --------
   Total assets......................................    79,067,195    264,969,978    635,495,768         956,285
                                                        -----------   ------------   ------------        --------

LIABILITIES:
Payable for The Trusts shares purchased..............            --             --             --              --
Payable for policy-related transactions..............        36,877        189,886        720,079              84
                                                        -----------   ------------   ------------        --------
   Total liabilities.................................        36,877        189,886        720,079              84
                                                        -----------   ------------   ------------        --------
NET ASSETS...........................................   $79,030,318   $264,780,092   $634,775,689        $956,201
                                                        ===========   ============   ============        ========

NET ASSETS:
Accumulation Unit Value..............................   $79,008,582   $264,771,559   $634,754,136        $956,201
Retained by AXA Equitable in Separate Account No. 49.        21,736          8,533         21,553              --
                                                        -----------   ------------   ------------        --------
TOTAL NET ASSETS.....................................   $79,030,318   $264,780,092   $634,775,689        $956,201
                                                        ===========   ============   ============        ========

Investments in shares of The Trusts, at cost.........   $71,380,997   $235,931,222   $574,065,094        $906,980
The Trusts shares held
   Class A...........................................            --        225,426             --              --
   Class B...........................................    12,309,901     24,305,429     57,483,697              --
   Class K...........................................            --             --            911              --
   Service Class 2...................................            --             --             --          63,872

                                                      FIDELITY(R) VIP
                                                       CONTRAFUND(R)
                                                         PORTFOLIO
                                                      ---------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $30,990,000
Receivable for The Trusts shares sold................        32,141
Receivable for policy-related transactions...........            --
                                                        -----------
   Total assets......................................    31,022,141
                                                        -----------

LIABILITIES:
Payable for The Trusts shares purchased..............            --
Payable for policy-related transactions..............        32,141
                                                        -----------
   Total liabilities.................................        32,141
                                                        -----------
NET ASSETS...........................................   $30,990,000
                                                        ===========

NET ASSETS:
Accumulation Unit Value..............................   $30,986,476
Retained by AXA Equitable in Separate Account No. 49.         3,524
                                                        -----------
TOTAL NET ASSETS.....................................   $30,990,000
                                                        ===========

Investments in shares of The Trusts, at cost.........   $27,822,340
The Trusts shares held
   Class A...........................................            --
   Class B...........................................            --
   Class K...........................................            --
   Service Class 2...................................     1,191,923

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                      FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                       FREEDOM 2015    FREEDOM 2020    FREEDOM 2025    FREEDOM 2030
                                                         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                      --------------- --------------- --------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $744,899        $685,807        $359,408        $321,493
Receivable for The Trusts shares sold................          89              79              41              36
Receivable for policy-related transactions...........          --              --              --              --
                                                         --------        --------        --------        --------
   Total assets......................................     744,988         685,886         359,449         321,529
                                                         --------        --------        --------        --------

LIABILITIES:
Payable for The Trusts shares purchased..............          --              --              --              --
Payable for policy-related transactions..............          73              57              28              24
                                                         --------        --------        --------        --------
   Total liabilities.................................          73              57              28              24
                                                         --------        --------        --------        --------
NET ASSETS...........................................    $744,915        $685,829        $359,421        $321,505
                                                         ========        ========        ========        ========

NET ASSETS:
Accumulation Unit Value..............................    $744,915        $685,829        $359,421        $321,505
Retained by AXA Equitable in Separate Account No. 49.          --              --              --              --
                                                         --------        --------        --------        --------
TOTAL NET ASSETS.....................................    $744,915        $685,829        $359,421        $321,505
                                                         ========        ========        ========        ========

Investments in shares of The Trusts, at cost.........    $725,807        $656,093        $341,387        $319,448
The Trusts shares held
   Service Class 2...................................      66,688          61,452          32,263          29,685

                                                      FIDELITY(R) VIP MID
                                                         CAP PORTFOLIO
                                                      -------------------
ASSETS:
Investments in shares of The Trusts, at fair value...     $12,720,867
Receivable for The Trusts shares sold................          10,268
Receivable for policy-related transactions...........              --
                                                          -----------
   Total assets......................................      12,731,135
                                                          -----------

LIABILITIES:
Payable for The Trusts shares purchased..............              --
Payable for policy-related transactions..............          10,268
                                                          -----------
   Total liabilities.................................          10,268
                                                          -----------
NET ASSETS...........................................     $12,720,867
                                                          ===========

NET ASSETS:
Accumulation Unit Value..............................     $12,715,705
Retained by AXA Equitable in Separate Account No. 49.           5,162
                                                          -----------
TOTAL NET ASSETS.....................................     $12,720,867
                                                          ===========

Investments in shares of The Trusts, at cost.........     $13,314,706
The Trusts shares held
   Service Class 2...................................         424,312

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                                           FRANKLIN
                                                      FIDELITY(R) VIP                      FRANKLIN      TEMPLETON VIP
                                                      STRATEGIC INCOME FRANKLIN INCOME STRATEGIC INCOME FOUNDING FUNDS
                                                         PORTFOLIO     SECURITIES FUND SECURITIES FUND  ALLOCATION FUND
                                                      ---------------- --------------- ---------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $24,500,985      $9,654,829      $16,964,344      $1,848,213
Receivable for The Trusts shares sold................            --              --               --             222
Receivable for policy-related transactions...........         1,401          21,134            4,842              --
                                                        -----------      ----------      -----------      ----------
   Total assets......................................    24,502,386       9,675,963       16,969,186       1,848,435
                                                        -----------      ----------      -----------      ----------

LIABILITIES:
Payable for The Trusts shares purchased..............         1,401          20,916            4,842              --
Payable for policy-related transactions..............            --              --               --             222
                                                        -----------      ----------      -----------      ----------
   Total liabilities.................................         1,401          20,916            4,842             222
                                                        -----------      ----------      -----------      ----------
NET ASSETS...........................................   $24,500,985      $9,655,047      $16,964,344      $1,848,213
                                                        ===========      ==========      ===========      ==========

NET ASSETS:
Accumulation Unit Value..............................   $24,500,611      $9,655,047      $16,934,954      $1,847,105
Retained by AXA Equitable in Separate Account No. 49.           374              --           29,390           1,108
                                                        -----------      ----------      -----------      ----------
TOTAL NET ASSETS.....................................   $24,500,985      $9,655,047      $16,964,344      $1,848,213
                                                        ===========      ==========      ===========      ==========

Investments in shares of The Trusts, at cost.........   $24,297,390      $9,444,099      $16,563,094      $1,655,651
The Trusts shares held
   Class 2...........................................            --         640,666        1,321,211         217,181
   Service Class 2...................................     2,092,313              --               --              --
   Service Shares....................................            --              --               --              --

                                                        GOLDMAN SACHS
                                                      VIT MID CAP VALUE
                                                            FUND
                                                      -----------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $8,239,902
Receivable for The Trusts shares sold................        13,520
Receivable for policy-related transactions...........            --
                                                         ----------
   Total assets......................................     8,253,422
                                                         ----------

LIABILITIES:
Payable for The Trusts shares purchased..............            --
Payable for policy-related transactions..............         8,781
                                                         ----------
   Total liabilities.................................         8,781
                                                         ----------
NET ASSETS...........................................    $8,244,641
                                                         ==========

NET ASSETS:
Accumulation Unit Value..............................    $8,244,641
Retained by AXA Equitable in Separate Account No. 49.            --
                                                         ----------
TOTAL NET ASSETS.....................................    $8,244,641
                                                         ==========

Investments in shares of The Trusts, at cost.........    $7,530,641
The Trusts shares held
   Class 2...........................................            --
   Service Class 2...................................            --
   Service Shares....................................       536,801

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                      GUGGENHEIM VT GLOBAL  GUGGENHEIM VT  INVESCO V.I.  INVESCO V.I.
                                                        MANAGED FUTURES      MULTI-HEDGE    DIVERSIFIED  GLOBAL REAL
                                                         STRATEGY FUND     STRATEGIES FUND DIVIDEND FUND ESTATE FUND
                                                      -------------------- --------------- ------------- ------------
ASSETS:
Investments in shares of The Trusts, at fair value...       $646,284          $564,889      $2,186,459   $25,033,842
Receivable for The Trusts shares sold................             77                68              --            --
Receivable for policy-related transactions...........             --                --           1,522        24,133
                                                            --------          --------      ----------   -----------
   Total assets......................................        646,361           564,957       2,187,981    25,057,975
                                                            --------          --------      ----------   -----------

LIABILITIES:
Payable for The Trusts shares purchased..............             --                --             870        23,071
Payable for policy-related transactions..............             54                68              --            --
                                                            --------          --------      ----------   -----------
   Total liabilities.................................             54                68             870        23,071
                                                            --------          --------      ----------   -----------
NET ASSETS...........................................       $646,307          $564,889      $2,187,111   $25,034,904
                                                            ========          ========      ==========   ===========

NET ASSETS:
Accumulation Unit Value..............................       $646,307          $564,863      $2,187,111   $25,034,904
Retained by AXA Equitable in Separate Account No. 49.             --                26              --            --
                                                            --------          --------      ----------   -----------
TOTAL NET ASSETS.....................................       $646,307          $564,889      $2,187,111   $25,034,904
                                                            ========          ========      ==========   ===========

Investments in shares of The Trusts, at cost.........       $713,251          $578,112      $2,002,132   $21,713,011
The Trusts shares held
   Common Shares.....................................         35,608            25,241              --            --
   Series II.........................................             --                --         134,303     1,656,773

                                                      INVESCO V.I. HIGH
                                                         YIELD FUND
                                                      -----------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $4,476,110
Receivable for The Trusts shares sold................         6,636
Receivable for policy-related transactions...........            --
                                                         ----------
   Total assets......................................     4,482,746
                                                         ----------

LIABILITIES:
Payable for The Trusts shares purchased..............            --
Payable for policy-related transactions..............         6,636
                                                         ----------
   Total liabilities.................................         6,636
                                                         ----------
NET ASSETS...........................................    $4,476,110
                                                         ==========

NET ASSETS:
Accumulation Unit Value..............................    $4,475,770
Retained by AXA Equitable in Separate Account No. 49.           340
                                                         ----------
TOTAL NET ASSETS.....................................    $4,476,110
                                                         ==========

Investments in shares of The Trusts, at cost.........    $4,260,610
The Trusts shares held
   Common Shares.....................................            --
   Series II.........................................       800,735

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                                         INVESCO VAN
                                                      INVESCO V.I.  INVESCO V.I. MID                      KAMPEN V.I
                                                      INTERNATIONAL CAP CORE EQUITY  INVESCO V.I. SMALL    AMERICAN
                                                       GROWTH FUND        FUND        CAP EQUITY FUND   FRANCHISE FUND
                                                      ------------- ---------------- ------------------ --------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $12,411,981     $3,257,235        $3,222,606        $388,492
Receivable for The Trusts shares sold................       21,043          2,410                --              45
Receivable for policy-related transactions...........           --             --             3,920              --
                                                       -----------     ----------        ----------        --------
   Total assets......................................   12,433,024      3,259,645         3,226,526         388,537
                                                       -----------     ----------        ----------        --------

LIABILITIES:
Payable for The Trusts shares purchased..............           --             --             3,920              --
Payable for policy-related transactions..............       20,509          2,410                --              45
                                                       -----------     ----------        ----------        --------
   Total liabilities.................................       20,509          2,410             3,920              45
                                                       -----------     ----------        ----------        --------
NET ASSETS...........................................  $12,412,515     $3,257,235        $3,222,606        $388,492
                                                       ===========     ==========        ==========        ========

NET ASSETS:
Accumulation Unit Value..............................  $12,412,515     $3,257,219        $3,222,597        $366,701
Retained by AXA Equitable in Separate Account No. 49.           --             16                 9          21,791
                                                       -----------     ----------        ----------        --------
TOTAL NET ASSETS.....................................  $12,412,515     $3,257,235        $3,222,606        $388,492
                                                       ===========     ==========        ==========        ========

Investments in shares of The Trusts, at cost.........  $11,701,622     $3,158,726        $2,870,838        $365,887
The Trusts shares held
   Common Shares.....................................           --             --                --              --
   Series II.........................................      418,193        258,922           176,003          10,928


                                                      IVY FUNDS VIP
                                                      ASSET STRATEGY
                                                      --------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $10,829,937
Receivable for The Trusts shares sold................           --
Receivable for policy-related transactions...........       66,580
                                                       -----------
   Total assets......................................   10,896,517
                                                       -----------

LIABILITIES:
Payable for The Trusts shares purchased..............       65,590
Payable for policy-related transactions..............           --
                                                       -----------
   Total liabilities.................................       65,590
                                                       -----------
NET ASSETS...........................................  $10,830,927
                                                       ===========

NET ASSETS:
Accumulation Unit Value..............................  $10,830,927
Retained by AXA Equitable in Separate Account No. 49.           --
                                                       -----------
TOTAL NET ASSETS.....................................  $10,830,927
                                                       ===========

Investments in shares of The Trusts, at cost.........  $ 9,842,016
The Trusts shares held
   Common Shares.....................................    1,009,700
   Series II.........................................           --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                      IVY FUNDS VIP               IVY FUNDS VIP
                                                        DIVIDEND    IVY FUNDS VIP GLOBAL NATURAL IVY FUNDS VIP IVY FUNDS VIP
                                                      OPPORTUNITIES    ENERGY       RESOURCES     HIGH INCOME  MID CAP GROWTH
                                                      ------------- ------------- -------------- ------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $8,978,934    $ 9,828,735   $ 8,496,383    $34,459,343   $14,647,015
Receivable for The Trusts shares sold................       2,552          2,705            --         90,413            --
Receivable for policy-related transactions...........          --             --         8,981             --         7,301
                                                       ----------    -----------   -----------    -----------   -----------
   Total assets......................................   8,981,486      9,831,440     8,505,364     34,549,756    14,654,316
                                                       ----------    -----------   -----------    -----------   -----------

LIABILITIES:
Payable for The Trusts shares purchased..............          --             --         8,981             --         7,301
Payable for policy-related transactions..............       2,552          2,705            --         90,413            --
                                                       ----------    -----------   -----------    -----------   -----------
   Total liabilities.................................       2,552          2,705         8,981         90,413         7,301
                                                       ----------    -----------   -----------    -----------   -----------
NET ASSETS...........................................  $8,978,934    $ 9,828,735   $ 8,496,383    $34,459,343   $14,647,015
                                                       ==========    ===========   ===========    ===========   ===========

NET ASSETS:
Accumulation Unit Value..............................  $8,977,274    $ 9,828,528   $ 8,489,588    $34,450,464   $14,646,735
Retained by AXA Equitable in Separate Account No. 49.       1,660            207         6,795          8,879           280
                                                       ----------    -----------   -----------    -----------   -----------
TOTAL NET ASSETS.....................................  $8,978,934    $ 9,828,735   $ 8,496,383    $34,459,343   $14,647,015
                                                       ==========    ===========   ===========    ===========   ===========

Investments in shares of The Trusts, at cost.........  $8,472,125    $10,360,800   $10,026,262    $31,822,456   $14,847,197
The Trusts shares held
   Common Shares.....................................   1,239,380      1,667,555     1,685,891      9,079,956     1,715,609

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                      IVY FUNDS VIP IVY FUNDS VIP LAZARD RETIREMENT LORD ABBETT SERIES
                                                       SCIENCE AND    SMALL CAP   EMERGING MARKETS      FUND - BOND
                                                       TECHNOLOGY      GROWTH     EQUITY PORTFOLIO  DEBENTURE PORTFOLIO
                                                      ------------- ------------- ----------------- -------------------
ASSETS:
Investments in shares of The Trusts, at fair value...  $10,480,537   $6,008,556      $41,131,431        $2,337,327
Receivable for The Trusts shares sold................        2,856        8,607           33,439                --
Receivable for policy-related transactions...........           --           --               --             7,573
                                                       -----------   ----------      -----------        ----------
   Total assets......................................   10,483,393    6,017,163       41,164,870         2,344,900
                                                       -----------   ----------      -----------        ----------

LIABILITIES:
Payable for The Trusts shares purchased..............           --           --               --             7,483
Payable for policy-related transactions..............        2,540        8,607           33,439                --
                                                       -----------   ----------      -----------        ----------
   Total liabilities.................................        2,540        8,607           33,439             7,483
                                                       -----------   ----------      -----------        ----------
NET ASSETS...........................................  $10,480,853   $6,008,556      $41,131,431        $2,337,417
                                                       ===========   ==========      ===========        ==========

NET ASSETS:
Accumulation Unit Value..............................  $10,480,853   $6,003,231      $41,113,869        $2,337,417
Retained by AXA Equitable in Separate Account No. 49.           --        5,325           17,562                --
                                                       -----------   ----------      -----------        ----------
TOTAL NET ASSETS.....................................  $10,480,853   $6,008,556      $41,131,431        $2,337,417
                                                       ===========   ==========      ===========        ==========

Investments in shares of The Trusts, at cost.........  $ 9,763,292   $6,374,204      $40,090,351        $2,338,687
The Trusts shares held
   Common Shares.....................................      578,917      626,146               --                --
   Service Shares....................................           --           --        1,851,100                --
   VC Shares.........................................           --           --               --           191,271

                                                      LORD ABBETT SERIES
                                                        FUND - CLASSIC
                                                       STOCK PORTFOLIO
                                                      ------------------
ASSETS:
Investments in shares of The Trusts, at fair value...     $1,552,037
Receivable for The Trusts shares sold................            179
Receivable for policy-related transactions...........            128
                                                          ----------
   Total assets......................................      1,552,344
                                                          ----------

LIABILITIES:
Payable for The Trusts shares purchased..............             --
Payable for policy-related transactions..............             --
                                                          ----------
   Total liabilities.................................             --
                                                          ----------
NET ASSETS...........................................     $1,552,344
                                                          ==========

NET ASSETS:
Accumulation Unit Value..............................     $1,552,344
Retained by AXA Equitable in Separate Account No. 49.             --
                                                          ----------
TOTAL NET ASSETS.....................................     $1,552,344
                                                          ==========

Investments in shares of The Trusts, at cost.........     $1,435,645
The Trusts shares held
   Common Shares.....................................             --
   Service Shares....................................             --
   VC Shares.........................................        121,538

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                            LORD ABBETT           MFS(R)      MFS(R) INVESTORS
                                                       SERIES FUND - GROWTH    INTERNATIONAL    GROWTH STOCK   MFS(R) INVESTORS
                                                      OPPORTUNITIES PORTFOLIO VALUE PORTFOLIO      SERIES        TRUST SERIES
                                                      ----------------------- --------------- ---------------- ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...       $1,104,109          $20,448,744      $4,049,471       $3,636,515
Receivable for The Trusts shares sold................            7,879                5,131             561               --
Receivable for policy-related transactions...........               --                   --              --               71
                                                            ----------          -----------      ----------       ----------
   Total assets......................................        1,111,988           20,453,875       4,050,032        3,636,586
                                                            ----------          -----------      ----------       ----------

LIABILITIES:
Payable for The Trusts shares purchased..............               --                   --              --               71
Payable for policy-related transactions..............            7,241                5,131             561               --
                                                            ----------          -----------      ----------       ----------
   Total liabilities.................................            7,241                5,131             561               71
                                                            ----------          -----------      ----------       ----------
NET ASSETS...........................................       $1,104,747          $20,448,744      $4,049,471       $3,636,515
                                                            ==========          ===========      ==========       ==========

NET ASSETS:
Accumulation Unit Value..............................       $1,104,747          $20,448,367      $4,049,036       $3,636,420
Retained by AXA Equitable in Separate Account No. 49.               --                  377             435               95
                                                            ----------          -----------      ----------       ----------
TOTAL NET ASSETS.....................................       $1,104,747          $20,448,744      $4,049,471       $3,636,515
                                                            ==========          ===========      ==========       ==========

Investments in shares of The Trusts, at cost.........       $1,179,536          $18,613,749      $3,783,234       $3,247,182
The Trusts shares held
   Service Class.....................................               --            1,193,042         339,436          159,636
   VC Shares.........................................           83,708                   --              --               --

                                                      MFS(R) TECHNOLOGY
                                                          PORTFOLIO
                                                      -----------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $4,792,944
Receivable for The Trusts shares sold................           561
Receivable for policy-related transactions...........            --
                                                         ----------
   Total assets......................................     4,793,505
                                                         ----------

LIABILITIES:
Payable for The Trusts shares purchased..............            --
Payable for policy-related transactions..............           561
                                                         ----------
   Total liabilities.................................           561
                                                         ----------
NET ASSETS...........................................    $4,792,944
                                                         ==========

NET ASSETS:
Accumulation Unit Value..............................    $4,792,541
Retained by AXA Equitable in Separate Account No. 49.           403
                                                         ----------
TOTAL NET ASSETS.....................................    $4,792,944
                                                         ==========

Investments in shares of The Trusts, at cost.........    $4,467,466
The Trusts shares held
   Service Class.....................................       623,270
   VC Shares.........................................            --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                       MULTIMANAGER                MULTIMANAGER   MULTIMANAGER
                                                      MFS(R) UTILITIES  AGGRESSIVE   MULTIMANAGER  INTERNATIONAL LARGE CAP CORE
                                                           SERIES        EQUITY*      CORE BOND*      EQUITY*       EQUITY*
                                                      ---------------- ------------ -------------- ------------- --------------
ASSETS:
Investments in shares of The Trusts, at fair value...    $8,995,689    $470,703,998 $1,504,092,109 $351,124,107   $130,180,733
Receivable for The Trusts shares sold................            --         283,325             --       28,322         62,871
Receivable for policy-related transactions...........        12,417              --        101,744           --             --
                                                         ----------    ------------ -------------- ------------   ------------
   Total assets......................................     9,008,106     470,987,323  1,504,193,853  351,152,429    130,243,604
                                                         ----------    ------------ -------------- ------------   ------------

LIABILITIES:
Payable for The Trusts shares purchased..............        12,417              --        101,744           --             --
Payable for policy-related transactions..............            --         283,325             --       28,322         62,871
                                                         ----------    ------------ -------------- ------------   ------------
   Total liabilities.................................        12,417         283,325        101,744       28,322         62,871
                                                         ----------    ------------ -------------- ------------   ------------
NET ASSETS...........................................    $8,995,689    $470,703,998 $1,504,092,109 $351,124,107   $130,180,733
                                                         ==========    ============ ============== ============   ============

NET ASSETS:
Accumulation Unit Value..............................    $8,995,459    $470,489,044 $1,504,061,254 $351,055,049   $130,110,116
Retained by AXA Equitable in Separate Account No. 49.           230         214,954         30,855       69,058         70,617
                                                         ----------    ------------ -------------- ------------   ------------
TOTAL NET ASSETS.....................................    $8,995,689    $470,703,998 $1,504,092,109 $351,124,107   $130,180,733
                                                         ==========    ============ ============== ============   ============

Investments in shares of The Trusts, at cost.........    $8,513,905    $398,779,170 $1,543,507,293 $402,266,901   $117,106,272
The Trusts shares held
   Class B...........................................            --      16,427,228    145,948,308   34,133,016     12,176,419
   Class K...........................................            --             405          1,040        1,087          1,105
   Service Class.....................................       329,633              --             --           --             --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                        MULTIMANAGER    MULTIMANAGER    MULTIMANAGER     MULTIMANAGER
                                                      LARGE CAP VALUE* MID CAP GROWTH* MID CAP VALUE* MULTI-SECTOR BOND*
                                                      ---------------- --------------- -------------- ------------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $325,232,683    $307,762,411    $355,754,724     $646,854,489
Receivable for The Trusts shares sold................        169,644          48,020         198,049               --
Receivable for policy-related transactions...........             --              --              --          301,058
                                                        ------------    ------------    ------------     ------------
   Total assets......................................    325,402,327     307,810,431     355,952,773      647,155,547
                                                        ------------    ------------    ------------     ------------

LIABILITIES:
Payable for The Trusts shares purchased..............             --              --              --          301,058
Payable for policy-related transactions..............        169,644          48,020         198,049               --
                                                        ------------    ------------    ------------     ------------
   Total liabilities.................................        169,644          48,020         198,049          301,058
                                                        ------------    ------------    ------------     ------------
NET ASSETS...........................................   $325,232,683    $307,762,411    $355,754,724     $646,854,489
                                                        ============    ============    ============     ============

NET ASSETS:
Accumulation Unit Value..............................   $325,159,193    $307,701,947    $355,687,306     $646,801,614
Retained by AXA Equitable in Separate Account No. 49.         73,490          60,464          67,418           52,875
                                                        ------------    ------------    ------------     ------------
TOTAL NET ASSETS.....................................   $325,232,683    $307,762,411    $355,754,724     $646,854,489
                                                        ============    ============    ============     ============

Investments in shares of The Trusts, at cost.........   $308,857,018    $265,954,495    $310,368,261     $671,833,545
The Trusts shares held
   Class B...........................................     31,159,151      32,195,202      36,354,691      160,928,717
   Class K...........................................          1,162           1,217           1,159            2,640

                                                        MULTIMANAGER
                                                      SMALL CAP GROWTH*
                                                      -----------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $179,505,844
Receivable for The Trusts shares sold................        131,238
Receivable for policy-related transactions...........             --
                                                        ------------
   Total assets......................................    179,637,082
                                                        ------------

LIABILITIES:
Payable for The Trusts shares purchased..............             --
Payable for policy-related transactions..............        131,238
                                                        ------------
   Total liabilities.................................        131,238
                                                        ------------
NET ASSETS...........................................   $179,505,844
                                                        ============

NET ASSETS:
Accumulation Unit Value..............................   $179,471,031
Retained by AXA Equitable in Separate Account No. 49.         34,813
                                                        ------------
TOTAL NET ASSETS.....................................   $179,505,844
                                                        ============

Investments in shares of The Trusts, at cost.........   $164,239,800
The Trusts shares held
   Class B...........................................     21,652,573
   Class K...........................................          1,352

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                                        PIMCO VARIABLE
                                                                                                       INSURANCE TRUST
                                                        MULTIMANAGER   MULTIMANAGER  MUTUAL SHARES  COMMODITYREALRETURN(R)
                                                      SMALL CAP VALUE* TECHNOLOGY*  SECURITIES FUND   STRATEGY PORTFOLIO
                                                      ---------------- ------------ --------------- ----------------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $381,826,884   $385,780,165   $6,987,930         $14,966,114
Receivable for The Trusts shares sold................        264,759        141,032           --              11,319
Receivable for policy-related transactions...........             --             --        1,699                  --
                                                        ------------   ------------   ----------         -----------
   Total assets......................................    382,091,643    385,921,197    6,989,629          14,977,433
                                                        ------------   ------------   ----------         -----------

LIABILITIES:
Payable for The Trusts shares purchased..............             --             --        1,699                  --
Payable for policy-related transactions..............        264,759        141,032           --              10,836
                                                        ------------   ------------   ----------         -----------
   Total liabilities.................................        264,759        141,032        1,699              10,836
                                                        ------------   ------------   ----------         -----------
NET ASSETS...........................................   $381,826,884   $385,780,165   $6,987,930         $14,966,597
                                                        ============   ============   ==========         ===========

NET ASSETS:
Accumulation Unit Value..............................   $381,733,236   $385,648,972   $6,987,513         $14,966,597
Retained by AXA Equitable in Separate Account No. 49.         93,648        131,193          417                  --
                                                        ------------   ------------   ----------         -----------
TOTAL NET ASSETS.....................................   $381,826,884   $385,780,165   $6,987,930         $14,966,597
                                                        ============   ============   ==========         ===========

Investments in shares of The Trusts, at cost.........   $382,653,934   $317,800,705   $6,503,188         $16,976,804
The Trusts shares held
   Advisor Class.....................................             --             --           --           2,075,744
   Class A...........................................              8             --           --                  --
   Class B...........................................     33,506,955     27,896,394           --                  --
   Class 2...........................................             --             --      405,803                  --
   Class K...........................................          1,079            690           --                  --

                                                       PIMCO VARIABLE
                                                      INSURANCE TRUST
                                                      EMERGING MARKETS
                                                       BOND PORTFOLIO
                                                      ----------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $14,427,796
Receivable for The Trusts shares sold................            --
Receivable for policy-related transactions...........        57,558
                                                        -----------
   Total assets......................................    14,485,354
                                                        -----------

LIABILITIES:
Payable for The Trusts shares purchased..............        57,558
Payable for policy-related transactions..............            --
                                                        -----------
   Total liabilities.................................        57,558
                                                        -----------
NET ASSETS...........................................   $14,427,796
                                                        ===========

NET ASSETS:
Accumulation Unit Value..............................   $14,427,456
Retained by AXA Equitable in Separate Account No. 49.           340
                                                        -----------
TOTAL NET ASSETS.....................................   $14,427,796
                                                        ===========

Investments in shares of The Trusts, at cost.........   $13,263,270
The Trusts shares held
   Advisor Class.....................................       941,762
   Class A...........................................            --
   Class B...........................................            --
   Class 2...........................................            --
   Class K...........................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                      PIMCO VARIABLE  PIMCO VARIABLE
                                                      INSURANCE TRUST INSURANCE TRUST
                                                        REAL RETURN    TOTAL RETURN                    PROFUND VP
                                                         PORTFOLIO       PORTFOLIO    PROFUND VP BEAR BIOTECHNOLOGY
                                                      --------------- --------------- --------------- -------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $50,082,506     $79,826,566      $712,279      $4,226,861
Receivable for The Trusts shares sold................            --              --       138,775           4,625
Receivable for policy-related transactions...........        77,804          12,851            --              --
                                                        -----------     -----------      --------      ----------
   Total assets......................................    50,160,310      79,839,417       851,054       4,231,486
                                                        -----------     -----------      --------      ----------

LIABILITIES:
Payable for The Trusts shares purchased..............        75,980          11,995            --              --
Payable for policy-related transactions..............            --              --       138,775           4,625
                                                        -----------     -----------      --------      ----------
   Total liabilities.................................        75,980          11,995       138,775           4,625
                                                        -----------     -----------      --------      ----------
NET ASSETS...........................................   $50,084,330     $79,827,422      $712,279      $4,226,861
                                                        ===========     ===========      ========      ==========

NET ASSETS:
Accumulation Unit Value..............................   $50,084,330     $79,827,422      $709,149      $4,226,620
Retained by AXA Equitable in Separate Account No. 49.            --              --         3,130             241
                                                        -----------     -----------      --------      ----------
TOTAL NET ASSETS.....................................   $50,084,330     $79,827,422      $712,279      $4,226,861
                                                        ===========     ===========      ========      ==========

Investments in shares of The Trusts, at cost.........   $49,600,382     $78,026,659      $777,478      $3,347,886
The Trusts shares held
   Advisor Class.....................................     3,514,562       6,911,391            --              --
   Class II..........................................            --              --            --              --
   Common Shares.....................................            --              --        46,013         123,268

                                                       T. ROWE PRICE
                                                      HEALTH SCIENCES
                                                         PORTFOLIO
                                                      ---------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $10,684,272
Receivable for The Trusts shares sold................            --
Receivable for policy-related transactions...........        10,132
                                                        -----------
   Total assets......................................    10,694,404
                                                        -----------

LIABILITIES:
Payable for The Trusts shares purchased..............        10,132
Payable for policy-related transactions..............            --
                                                        -----------
   Total liabilities.................................        10,132
                                                        -----------
NET ASSETS...........................................   $10,684,272
                                                        ===========

NET ASSETS:
Accumulation Unit Value..............................   $10,683,477
Retained by AXA Equitable in Separate Account No. 49.           795
                                                        -----------
TOTAL NET ASSETS.....................................   $10,684,272
                                                        ===========

Investments in shares of The Trusts, at cost.........   $ 9,104,514
The Trusts shares held
   Advisor Class.....................................            --
   Class II..........................................       517,398
   Common Shares.....................................            --

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                                         TEMPLETON
                                                        DEVELOPING       TEMPLETON    TEMPLETON GLOBAL    TEMPLETON
                                                          MARKETS         FOREIGN     BOND SECURITIES      GROWTH
                                                      SECURITIES FUND SECURITIES FUND       FUND       SECURITIES FUND
                                                      --------------- --------------- ---------------- ---------------
ASSETS:
Investments in shares of The Trusts, at fair value...   $5,134,989      $5,073,784      $60,042,912      $1,183,469
Receivable for The Trusts shares sold................           --          20,095               --              --
Receivable for policy-related transactions...........        4,113              --           57,618           4,784
                                                        ----------      ----------      -----------      ----------
   Total assets......................................    5,139,102       5,093,879       60,100,530       1,188,253
                                                        ----------      ----------      -----------      ----------

LIABILITIES:
Payable for The Trusts shares purchased..............        4,113              --           57,618           4,784
Payable for policy-related transactions..............           --          20,095               --              --
                                                        ----------      ----------      -----------      ----------
   Total liabilities.................................        4,113          20,095           57,618           4,784
                                                        ----------      ----------      -----------      ----------
NET ASSETS...........................................   $5,134,989      $5,073,784      $60,042,912      $1,183,469
                                                        ==========      ==========      ===========      ==========

NET ASSETS:
Accumulation Unit Value..............................   $5,097,608      $5,072,013      $60,035,926      $1,182,021
Retained by AXA Equitable in Separate Account No. 49.       37,381           1,771            6,986           1,448
                                                        ----------      ----------      -----------      ----------
TOTAL NET ASSETS.....................................   $5,134,989      $5,073,784      $60,042,912      $1,183,469
                                                        ==========      ==========      ===========      ==========

Investments in shares of The Trusts, at cost.........   $5,179,582      $4,929,648      $58,732,108      $1,069,582
The Trusts shares held
   Class 2...........................................      489,047         353,082        3,083,868          98,870
   Class S Shares....................................           --              --               --              --

                                                      VAN ECK VIP
                                                      GLOBAL HARD
                                                      ASSETS FUND
                                                      -----------
ASSETS:
Investments in shares of The Trusts, at fair value... $19,614,046
Receivable for The Trusts shares sold................       9,383
Receivable for policy-related transactions...........          --
                                                      -----------
   Total assets......................................  19,623,429
                                                      -----------

LIABILITIES:
Payable for The Trusts shares purchased..............          --
Payable for policy-related transactions..............       4,512
                                                      -----------
   Total liabilities.................................       4,512
                                                      -----------
NET ASSETS........................................... $19,618,917
                                                      ===========

NET ASSETS:
Accumulation Unit Value.............................. $19,618,917
Retained by AXA Equitable in Separate Account No. 49.          --
                                                      -----------
TOTAL NET ASSETS..................................... $19,618,917
                                                      ===========

Investments in shares of The Trusts, at cost......... $22,799,674
The Trusts shares held
   Class 2...........................................          --
   Class S Shares....................................     691,122

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                                                 UNITS
                                                          CONTRACT                            OUTSTANDING
                                                          CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                          -------- --------------- ---------- -----------
ALL ASSET GROWTH-ALT 20..................................  1.30%         A           $12.22        246
ALL ASSET GROWTH-ALT 20..................................  1.55%         A           $12.12         90
ALL ASSET GROWTH-ALT 20..................................  1.65%         A           $12.09         81
ALL ASSET GROWTH-ALT 20..................................  1.70%         A           $12.07         12

ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO.  1.30%         B           $11.78        155
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO.  1.55%         B           $11.69         19
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO.  1.65%         B           $11.65         76
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO.  1.70%         B           $11.63         13

ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO.....  0.65%         B           $ 9.34         --
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO.....  1.30%         B           $10.60        277
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO.....  1.55%         B           $10.52         55
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO.....  1.65%         B           $10.49        122
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO.....  1.70%         B           $10.47          2

AMERICAN CENTURY VP LARGE COMPANY VALUE..................  1.30%      CLASS II       $12.64         69
AMERICAN CENTURY VP LARGE COMPANY VALUE..................  1.55%      CLASS II       $12.54         21
AMERICAN CENTURY VP LARGE COMPANY VALUE..................  1.65%      CLASS II       $12.50         36
AMERICAN CENTURY VP LARGE COMPANY VALUE..................  1.70%      CLASS II       $12.48          1

AMERICAN CENTURY VP MID CAP VALUE FUND...................  0.65%      CLASS II       $12.07          1
AMERICAN CENTURY VP MID CAP VALUE FUND...................  1.30%      CLASS II       $13.85        374
AMERICAN CENTURY VP MID CAP VALUE FUND...................  1.55%      CLASS II       $13.74         73
AMERICAN CENTURY VP MID CAP VALUE FUND...................  1.65%      CLASS II       $13.70        233
AMERICAN CENTURY VP MID CAP VALUE FUND...................  1.70%      CLASS II       $13.68         20

AXA AGGRESSIVE ALLOCATION................................  1.30%         A           $11.81        857
AXA AGGRESSIVE ALLOCATION................................  1.55%         A           $11.72        271
AXA AGGRESSIVE ALLOCATION................................  1.65%         A           $11.68        112
AXA AGGRESSIVE ALLOCATION................................  1.70%         A           $11.66         13
AXA AGGRESSIVE ALLOCATION................................  1.15%         B           $12.12        684
AXA AGGRESSIVE ALLOCATION................................  1.20%         B           $12.07      2,990
AXA AGGRESSIVE ALLOCATION................................  1.25%         B           $13.33     16,663
AXA AGGRESSIVE ALLOCATION................................  1.30%         B           $12.62     50,003
AXA AGGRESSIVE ALLOCATION................................  1.35%         B           $11.91      1,067
AXA AGGRESSIVE ALLOCATION................................  1.40%         B           $11.85      3,026
AXA AGGRESSIVE ALLOCATION................................  1.50%         B           $13.01     17,830
AXA AGGRESSIVE ALLOCATION................................  1.55%         B           $11.69     35,500
AXA AGGRESSIVE ALLOCATION................................  1.60%         B           $11.64      1,489
AXA AGGRESSIVE ALLOCATION................................  1.65%         B           $12.83     73,856
AXA AGGRESSIVE ALLOCATION................................  1.70%         B           $12.77      5,803
AXA AGGRESSIVE ALLOCATION................................  1.90%         B           $11.33         48

AXA BALANCED STRATEGY....................................  1.30%         B           $11.31     23,840
AXA BALANCED STRATEGY....................................  1.30%         B           $12.64     40,235
AXA BALANCED STRATEGY....................................  1.55%         B           $11.22      7,230
AXA BALANCED STRATEGY....................................  1.55%         B           $12.52      8,591
AXA BALANCED STRATEGY....................................  1.65%         B           $11.19     10,919
AXA BALANCED STRATEGY....................................  1.65%         B           $12.47      9,933
AXA BALANCED STRATEGY....................................  1.70%         B           $11.17        780
AXA BALANCED STRATEGY....................................  1.70%         B           $12.45        592

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                  -------- --------------- ---------- -----------
AXA CONSERVATIVE ALLOCATION......  1.15%          B          $12.11        516
AXA CONSERVATIVE ALLOCATION......  1.20%          B          $12.05      4,015
AXA CONSERVATIVE ALLOCATION......  1.25%          B          $12.58     12,395
AXA CONSERVATIVE ALLOCATION......  1.30%          B          $12.52     29,364
AXA CONSERVATIVE ALLOCATION......  1.35%          B          $11.89      2,052
AXA CONSERVATIVE ALLOCATION......  1.40%          B          $11.84      7,562
AXA CONSERVATIVE ALLOCATION......  1.50%          B          $12.29     19,603
AXA CONSERVATIVE ALLOCATION......  1.55%          B          $11.68     27,024
AXA CONSERVATIVE ALLOCATION......  1.60%          B          $11.63      4,085
AXA CONSERVATIVE ALLOCATION......  1.65%          B          $12.12     52,963
AXA CONSERVATIVE ALLOCATION......  1.70%          B          $12.06      6,560
AXA CONSERVATIVE ALLOCATION......  1.80%          B          $11.42         51
AXA CONSERVATIVE ALLOCATION......  1.90%          B          $11.32          5

AXA CONSERVATIVE GROWTH STRATEGY.  0.65%          B          $10.41          5
AXA CONSERVATIVE GROWTH STRATEGY.  1.30%          B          $11.16     13,262
AXA CONSERVATIVE GROWTH STRATEGY.  1.30%          B          $12.36     15,752
AXA CONSERVATIVE GROWTH STRATEGY.  1.55%          B          $11.07      4,888
AXA CONSERVATIVE GROWTH STRATEGY.  1.55%          B          $12.25      5,246
AXA CONSERVATIVE GROWTH STRATEGY.  1.65%          B          $11.03      6,014
AXA CONSERVATIVE GROWTH STRATEGY.  1.65%          B          $12.21      6,357
AXA CONSERVATIVE GROWTH STRATEGY.  1.70%          B          $11.02        546
AXA CONSERVATIVE GROWTH STRATEGY.  1.70%          B          $12.18        483

AXA CONSERVATIVE STRATEGY........  0.65%          B          $10.24          3
AXA CONSERVATIVE STRATEGY........  1.30%          B          $10.84      8,551
AXA CONSERVATIVE STRATEGY........  1.30%          B          $11.56     12,605
AXA CONSERVATIVE STRATEGY........  1.55%          B          $10.75      3,511
AXA CONSERVATIVE STRATEGY........  1.55%          B          $11.45      3,627
AXA CONSERVATIVE STRATEGY........  1.65%          B          $10.72      4,513
AXA CONSERVATIVE STRATEGY........  1.65%          B          $11.41      4,785
AXA CONSERVATIVE STRATEGY........  1.70%          B          $10.70        516
AXA CONSERVATIVE STRATEGY........  1.70%          B          $11.39        405

AXA CONSERVATIVE-PLUS ALLOCATION.  1.15%          B          $12.06        389
AXA CONSERVATIVE-PLUS ALLOCATION.  1.20%          B          $12.00      3,050
AXA CONSERVATIVE-PLUS ALLOCATION.  1.25%          B          $12.73     14,403
AXA CONSERVATIVE-PLUS ALLOCATION.  1.30%          B          $12.67     24,316
AXA CONSERVATIVE-PLUS ALLOCATION.  1.35%          B          $11.84      1,404
AXA CONSERVATIVE-PLUS ALLOCATION.  1.40%          B          $11.79      4,790
AXA CONSERVATIVE-PLUS ALLOCATION.  1.50%          B          $12.44     18,608
AXA CONSERVATIVE-PLUS ALLOCATION.  1.55%          B          $11.63     20,583
AXA CONSERVATIVE-PLUS ALLOCATION.  1.60%          B          $11.58      2,704
AXA CONSERVATIVE-PLUS ALLOCATION.  1.65%          B          $12.26     40,946
AXA CONSERVATIVE-PLUS ALLOCATION.  1.70%          B          $12.20      4,110
AXA CONSERVATIVE-PLUS ALLOCATION.  1.70%          B          $12.20        258
AXA CONSERVATIVE-PLUS ALLOCATION.  1.80%          B          $11.37          1
AXA CONSERVATIVE-PLUS ALLOCATION.  1.90%          B          $11.27         26

AXA GROWTH STRATEGY..............  0.65%          B          $10.64          5
AXA GROWTH STRATEGY..............  1.30%          B          $11.60      2,705
AXA GROWTH STRATEGY..............  1.30%          B          $13.43     40,324
AXA GROWTH STRATEGY..............  1.55%          B          $11.51      1,203
AXA GROWTH STRATEGY..............  1.55%          B          $13.31     11,895

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                     UNITS
                              CONTRACT                            OUTSTANDING
                              CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                              -------- --------------- ---------- -----------
AXA GROWTH STRATEGY..........  1.65%          B          $11.47       1,325
AXA GROWTH STRATEGY..........  1.65%          B          $13.26      19,063
AXA GROWTH STRATEGY..........  1.70%          B          $11.45          59
AXA GROWTH STRATEGY..........  1.70%          B          $13.23         853

AXA MODERATE ALLOCATION......  1.30%          A          $11.39       2,090
AXA MODERATE ALLOCATION......  1.55%          A          $11.30         466
AXA MODERATE ALLOCATION......  1.65%          A          $11.26         495
AXA MODERATE ALLOCATION......  1.70%          A          $11.24          62
AXA MODERATE ALLOCATION......  0.95%          B          $56.09          21
AXA MODERATE ALLOCATION......  1.15%          B          $53.11         376
AXA MODERATE ALLOCATION......  1.20%          B          $52.39       3,278
AXA MODERATE ALLOCATION......  1.25%          B          $12.95      52,841
AXA MODERATE ALLOCATION......  1.30%          B          $12.82     111,818
AXA MODERATE ALLOCATION......  1.35%          B          $50.29         987
AXA MODERATE ALLOCATION......  1.40%          B          $49.61       5,450
AXA MODERATE ALLOCATION......  1.50%          B          $12.64      69,464
AXA MODERATE ALLOCATION......  1.55%          B          $47.62      19,858
AXA MODERATE ALLOCATION......  1.60%          B          $46.97       2,458
AXA MODERATE ALLOCATION......  1.65%          B          $12.47     157,027
AXA MODERATE ALLOCATION......  1.70%          B          $45.70       3,732
AXA MODERATE ALLOCATION......  1.80%          B          $44.47          34
AXA MODERATE ALLOCATION......  1.90%          B          $43.26           3

AXA MODERATE GROWTH STRATEGY.  0.65%          B          $10.57          10
AXA MODERATE GROWTH STRATEGY.  1.30%          B          $11.46      83,766
AXA MODERATE GROWTH STRATEGY.  1.30%          B          $13.27      57,455
AXA MODERATE GROWTH STRATEGY.  1.55%          B          $11.37      27,434
AXA MODERATE GROWTH STRATEGY.  1.55%          B          $13.15      17,133
AXA MODERATE GROWTH STRATEGY.  1.65%          B          $11.34      37,599
AXA MODERATE GROWTH STRATEGY.  1.65%          B          $13.10      19,453
AXA MODERATE GROWTH STRATEGY.  1.70%          B          $11.32       1,252
AXA MODERATE GROWTH STRATEGY.  1.70%          B          $13.08       1,151

AXA MODERATE-PLUS ALLOCATION.  1.30%          A          $11.61       2,039
AXA MODERATE-PLUS ALLOCATION.  1.55%          A          $11.52         366
AXA MODERATE-PLUS ALLOCATION.  1.65%          A          $11.49         311
AXA MODERATE-PLUS ALLOCATION.  1.70%          A          $11.47          72
AXA MODERATE-PLUS ALLOCATION.  0.95%          B          $12.64           1
AXA MODERATE-PLUS ALLOCATION.  1.15%          B          $12.41       1,896
AXA MODERATE-PLUS ALLOCATION.  1.20%          B          $12.36       9,009
AXA MODERATE-PLUS ALLOCATION.  1.25%          B          $13.62      72,366
AXA MODERATE-PLUS ALLOCATION.  1.30%          B          $13.55     147,400
AXA MODERATE-PLUS ALLOCATION.  1.35%          B          $12.19       3,445
AXA MODERATE-PLUS ALLOCATION.  1.40%          B          $12.14      14,933
AXA MODERATE-PLUS ALLOCATION.  1.50%          B          $13.30      79,434
AXA MODERATE-PLUS ALLOCATION.  1.55%          B          $11.98     119,079
AXA MODERATE-PLUS ALLOCATION.  1.60%          B          $11.92       5,984
AXA MODERATE-PLUS ALLOCATION.  1.65%          B          $13.11     255,021
AXA MODERATE-PLUS ALLOCATION.  1.70%          B          $13.05      20,839
AXA MODERATE-PLUS ALLOCATION.  1.80%          B          $11.71          56

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                                 UNITS
                                                          CONTRACT                            OUTSTANDING
                                                          CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                          -------- --------------- ---------- -----------

AXA TACTICAL MANAGER 400.................................  0.65%          B          $11.19          2
AXA TACTICAL MANAGER 400.................................  1.30%          B          $13.20      2,484
AXA TACTICAL MANAGER 400.................................  1.55%          B          $13.10        975
AXA TACTICAL MANAGER 400.................................  1.65%          B          $13.06      1,315
AXA TACTICAL MANAGER 400.................................  1.70%          B          $13.04         54

AXA TACTICAL MANAGER 500.................................  0.65%          B          $11.25          7
AXA TACTICAL MANAGER 500.................................  1.30%          B          $12.21      6,249
AXA TACTICAL MANAGER 500.................................  1.55%          B          $12.11      2,372
AXA TACTICAL MANAGER 500.................................  1.65%          B          $12.07      3,682
AXA TACTICAL MANAGER 500.................................  1.70%          B          $12.05        240

AXA TACTICAL MANAGER 2000................................  0.65%          B          $10.89          2
AXA TACTICAL MANAGER 2000................................  1.30%          B          $13.17      2,793
AXA TACTICAL MANAGER 2000................................  1.55%          B          $13.06      1,025
AXA TACTICAL MANAGER 2000................................  1.65%          B          $13.02      1,437
AXA TACTICAL MANAGER 2000................................  1.70%          B          $13.00         71

AXA TACTICAL MANAGER INTERNATIONAL.......................  0.65%          B          $ 9.47          2
AXA TACTICAL MANAGER INTERNATIONAL.......................  1.30%          B          $ 9.85      5,812
AXA TACTICAL MANAGER INTERNATIONAL.......................  1.55%          B          $ 9.77      2,327
AXA TACTICAL MANAGER INTERNATIONAL.......................  1.65%          B          $ 9.74      3,081
AXA TACTICAL MANAGER INTERNATIONAL.......................  1.70%          B          $ 9.73        162

AXA ULTRA CONSERVATIVE STRATEGY..........................  1.30%          B          $10.09          5
AXA ULTRA CONSERVATIVE STRATEGY..........................  1.55%          B          $10.06         --
AXA ULTRA CONSERVATIVE STRATEGY..........................  1.70%          B          $10.04         14

BLACKROCK GLOBAL ALLOCATION V.I. FUND....................  0.65%      CLASS III      $10.51         --
BLACKROCK GLOBAL ALLOCATION V.I. FUND....................  1.30%      CLASS III      $11.33      1,824
BLACKROCK GLOBAL ALLOCATION V.I. FUND....................  1.55%      CLASS III      $11.24        280
BLACKROCK GLOBAL ALLOCATION V.I. FUND....................  1.65%      CLASS III      $11.21      1,033
BLACKROCK GLOBAL ALLOCATION V.I. FUND....................  1.70%      CLASS III      $11.19        172

BLACKROCK LARGE CAP GROWTH V.I. FUND.....................  0.65%      CLASS III      $12.04         --
BLACKROCK LARGE CAP GROWTH V.I. FUND.....................  1.30%      CLASS III      $13.35        333
BLACKROCK LARGE CAP GROWTH V.I. FUND.....................  1.55%      CLASS III      $13.25         81
BLACKROCK LARGE CAP GROWTH V.I. FUND.....................  1.65%      CLASS III      $13.20         71
BLACKROCK LARGE CAP GROWTH V.I. FUND.....................  1.70%      CLASS III      $13.18          5

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO.  0.65%          B          $10.24         --
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO.  1.30%          B          $10.12     17,234
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO.  1.55%          B          $10.07      5,067
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO.  1.65%          B          $10.05     10,877
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO.  1.70%          B          $10.04        380

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  0.65%          A          $12.24         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.30%          A          $15.86        256
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.55%          A          $15.74         57
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.65%          A          $15.69         88
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.70%          A          $15.66          6
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  0.95%          B          $23.92          8
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.20%          B          $22.99      1,541
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.25%          B          $17.86      2,606
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.30%          B          $17.72      3,306
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.35%          B          $22.45      1,312
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.40%          B          $22.28      2,574

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                       -------- --------------- ---------- -----------
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.50%          B          $17.44      4,054
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.55%          B          $21.75      2,857
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.60%          B          $21.58      1,090
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.65%          B          $17.20      4,068
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.70%          B          $21.24        427
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.80%          B          $20.90          5
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH.  1.90%          B          $20.57          1

EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.30%          A          $13.41         91
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.55%          A          $13.30         18
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.65%          A          $13.26         52
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.70%          A          $13.24          2
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.20%          B          $10.31        287
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.25%          B          $10.28        532
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.30%          B          $10.25      3,707
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.35%          B          $10.21         75
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.40%          B          $10.18        373
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.50%          B          $10.12        745
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.55%          B          $10.08      2,413
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.60%          B          $10.05        138
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.65%          B          $10.02      4,623
EQ/AXA FRANKLIN SMALL CAP VALUE CORE..  1.70%          B          $ 9.99        281

EQ/BLACKROCK BASIC VALUE EQUITY.......  0.65%          A          $11.40          2
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.30%          A          $12.38      1,643
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.55%          A          $12.28        305
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.65%          A          $12.24        739
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.70%          A          $12.22         30
EQ/BLACKROCK BASIC VALUE EQUITY.......  0.95%          B          $24.55          3
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.20%          B          $23.60      2,833
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.25%          B          $13.89      7,077
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.30%          B          $13.78      9,292
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.35%          B          $23.04      1,197
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.40%          B          $22.86      4,190
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.50%          B          $13.57      9,718
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.55%          B          $22.32      5,216
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.60%          B          $22.14      1,597
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.65%          B          $13.38     10,904
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.70%          B          $21.80        833
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.80%          B          $21.45         10
EQ/BLACKROCK BASIC VALUE EQUITY.......  1.90%          B          $21.11          2

EQ/BOSTON ADVISORS EQUITY INCOME......  1.30%          A          $13.31        243
EQ/BOSTON ADVISORS EQUITY INCOME......  1.55%          A          $13.20         35
EQ/BOSTON ADVISORS EQUITY INCOME......  1.65%          A          $13.16        157
EQ/BOSTON ADVISORS EQUITY INCOME......  1.70%          A          $13.14          4
EQ/BOSTON ADVISORS EQUITY INCOME......  0.95%          B          $ 7.03         --
EQ/BOSTON ADVISORS EQUITY INCOME......  1.20%          B          $ 6.78      1,738
EQ/BOSTON ADVISORS EQUITY INCOME......  1.25%          B          $ 6.73      4,949
EQ/BOSTON ADVISORS EQUITY INCOME......  1.30%          B          $ 2.72     16,909
EQ/BOSTON ADVISORS EQUITY INCOME......  1.35%          B          $ 6.64        332
EQ/BOSTON ADVISORS EQUITY INCOME......  1.40%          B          $ 6.59      2,436
EQ/BOSTON ADVISORS EQUITY INCOME......  1.50%          B          $ 6.50      8,301
EQ/BOSTON ADVISORS EQUITY INCOME......  1.55%          B          $ 6.45      7,452

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                  -------- --------------- ---------- -----------
EQ/BOSTON ADVISORS EQUITY INCOME.  1.60%          B         $  6.40        841
EQ/BOSTON ADVISORS EQUITY INCOME.  1.65%          B         $  6.36      9,027
EQ/BOSTON ADVISORS EQUITY INCOME.  1.70%          B         $  6.31      1,840
EQ/BOSTON ADVISORS EQUITY INCOME.  1.80%          B         $  6.22         --
EQ/BOSTON ADVISORS EQUITY INCOME.  1.90%          B         $  6.13         24

EQ/CALVERT SOCIALLY RESPONSIBLE..  1.20%          B         $  9.00        337
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.25%          B         $ 11.77        623
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.30%          B         $ 11.69        596
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.35%          B         $  8.82         77
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.40%          B         $  8.76        453
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.50%          B         $ 11.49        677
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.55%          B         $  8.59        638
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.60%          B         $  8.53        213
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.65%          B         $ 11.33        800
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.70%          B         $  8.41        127
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.80%          B         $  8.30          1

EQ/CAPITAL GUARDIAN RESEARCH.....  1.30%          A         $ 14.23         76
EQ/CAPITAL GUARDIAN RESEARCH.....  1.55%          A         $ 14.12         36
EQ/CAPITAL GUARDIAN RESEARCH.....  1.65%          A         $ 14.07         32
EQ/CAPITAL GUARDIAN RESEARCH.....  1.70%          A         $ 14.05          2
EQ/CAPITAL GUARDIAN RESEARCH.....  0.95%          B         $ 14.52         33
EQ/CAPITAL GUARDIAN RESEARCH.....  1.20%          B         $ 14.03      7,727
EQ/CAPITAL GUARDIAN RESEARCH.....  1.25%          B         $ 14.40      7,161
EQ/CAPITAL GUARDIAN RESEARCH.....  1.30%          B         $ 14.30      3,211
EQ/CAPITAL GUARDIAN RESEARCH.....  1.35%          B         $ 13.74      5,419
EQ/CAPITAL GUARDIAN RESEARCH.....  1.40%          B         $ 13.64      8,020
EQ/CAPITAL GUARDIAN RESEARCH.....  1.50%          B         $ 14.06      6,351
EQ/CAPITAL GUARDIAN RESEARCH.....  1.55%          B         $ 13.36      4,585
EQ/CAPITAL GUARDIAN RESEARCH.....  1.60%          B         $ 13.27      7,817
EQ/CAPITAL GUARDIAN RESEARCH.....  1.65%          B         $ 13.87     11,628
EQ/CAPITAL GUARDIAN RESEARCH.....  1.70%          B         $ 13.09      1,683
EQ/CAPITAL GUARDIAN RESEARCH.....  1.80%          B         $ 12.91         62
EQ/CAPITAL GUARDIAN RESEARCH.....  1.90%          B         $ 12.73          9

EQ/COMMON STOCK INDEX............  1.30%          A         $ 13.43        157
EQ/COMMON STOCK INDEX............  1.55%          A         $ 13.33         45
EQ/COMMON STOCK INDEX............  1.65%          A         $ 13.28         19
EQ/COMMON STOCK INDEX............  1.70%          A         $ 13.26          3
EQ/COMMON STOCK INDEX............  0.95%          B         $287.29         --
EQ/COMMON STOCK INDEX............  1.20%          B         $261.69        201
EQ/COMMON STOCK INDEX............  1.25%          B         $ 12.93      6,700
EQ/COMMON STOCK INDEX............  1.30%          B         $ 12.68      5,761
EQ/COMMON STOCK INDEX............  1.35%          B         $247.42        337
EQ/COMMON STOCK INDEX............  1.40%          B         $242.83        326
EQ/COMMON STOCK INDEX............  1.50%          B         $ 12.63     11,643
EQ/COMMON STOCK INDEX............  1.55%          B         $229.56        408
EQ/COMMON STOCK INDEX............  1.60%          B         $225.31        179
EQ/COMMON STOCK INDEX............  1.65%          B         $ 12.45      6,562
EQ/COMMON STOCK INDEX............  1.70%          B         $217.02         41
EQ/COMMON STOCK INDEX............  1.80%          B         $209.01          1
EQ/COMMON STOCK INDEX............  1.90%          B         $201.30          1

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                  UNITS
                           CONTRACT                            OUTSTANDING
                           CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                           -------- --------------- ---------- -----------
EQ/CORE BOND INDEX........  0.65%          B          $10.41         18
EQ/CORE BOND INDEX........  0.65%          B          $10.50         48
EQ/CORE BOND INDEX........  0.95%          B          $15.47          9
EQ/CORE BOND INDEX........  1.20%          B          $14.90      5,212
EQ/CORE BOND INDEX........  1.25%          B          $10.35        362
EQ/CORE BOND INDEX........  1.25%          B          $11.13      8,912
EQ/CORE BOND INDEX........  1.30%          B          $10.90     12,569
EQ/CORE BOND INDEX........  1.30%          B          $11.05     11,514
EQ/CORE BOND INDEX........  1.35%          B          $14.56      2,525
EQ/CORE BOND INDEX........  1.40%          B          $14.45      7,602
EQ/CORE BOND INDEX........  1.50%          B          $10.87     12,205
EQ/CORE BOND INDEX........  1.55%          B          $10.82      4,571
EQ/CORE BOND INDEX........  1.55%          B          $14.13      9,765
EQ/CORE BOND INDEX........  1.60%          B          $14.02      4,769
EQ/CORE BOND INDEX........  1.65%          B          $10.01          1
EQ/CORE BOND INDEX........  1.65%          B          $10.72     15,789
EQ/CORE BOND INDEX........  1.65%          B          $10.78      6,293
EQ/CORE BOND INDEX........  1.70%          B          $10.77        408
EQ/CORE BOND INDEX........  1.70%          B          $13.81      1,402
EQ/CORE BOND INDEX........  1.80%          B          $13.60         64
EQ/CORE BOND INDEX........  1.90%          B          $13.39         13

EQ/DAVIS NEW YORK VENTURE.  1.30%          A          $11.84        413
EQ/DAVIS NEW YORK VENTURE.  1.55%          A          $11.75         56
EQ/DAVIS NEW YORK VENTURE.  1.65%          A          $11.71        304
EQ/DAVIS NEW YORK VENTURE.  1.70%          A          $11.69         10
EQ/DAVIS NEW YORK VENTURE.  0.95%          B          $10.23         --
EQ/DAVIS NEW YORK VENTURE.  1.20%          B          $10.07        804
EQ/DAVIS NEW YORK VENTURE.  1.25%          B          $10.04      2,211
EQ/DAVIS NEW YORK VENTURE.  1.30%          B          $10.01      7,086
EQ/DAVIS NEW YORK VENTURE.  1.35%          B          $ 9.98        333
EQ/DAVIS NEW YORK VENTURE.  1.40%          B          $ 9.94      1,157
EQ/DAVIS NEW YORK VENTURE.  1.50%          B          $ 9.88      2,583
EQ/DAVIS NEW YORK VENTURE.  1.55%          B          $ 9.85      4,570
EQ/DAVIS NEW YORK VENTURE.  1.60%          B          $ 9.82        597
EQ/DAVIS NEW YORK VENTURE.  1.65%          B          $ 9.79     10,194
EQ/DAVIS NEW YORK VENTURE.  1.70%          B          $ 9.75      1,436

EQ/EQUITY 500 INDEX.......  1.30%          A          $13.27        616
EQ/EQUITY 500 INDEX.......  1.55%          A          $13.16        183
EQ/EQUITY 500 INDEX.......  1.65%          A          $13.12        472
EQ/EQUITY 500 INDEX.......  1.70%          A          $13.10        138
EQ/EQUITY 500 INDEX.......  0.65%          B          $12.75          5
EQ/EQUITY 500 INDEX.......  0.95%          B          $33.02          2
EQ/EQUITY 500 INDEX.......  1.20%          B          $31.49      3,746
EQ/EQUITY 500 INDEX.......  1.25%          B          $12.57        466
EQ/EQUITY 500 INDEX.......  1.25%          B          $14.12      8,641
EQ/EQUITY 500 INDEX.......  1.30%          B          $13.98      9,443
EQ/EQUITY 500 INDEX.......  1.35%          B          $30.60      2,244
EQ/EQUITY 500 INDEX.......  1.40%          B          $30.31      5,354
EQ/EQUITY 500 INDEX.......  1.50%          B          $13.79     11,545
EQ/EQUITY 500 INDEX.......  1.55%          B          $29.45      4,671
EQ/EQUITY 500 INDEX.......  1.60%          B          $29.17      3,229
EQ/EQUITY 500 INDEX.......  1.65%          B          $ 9.96          3

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                   -------- --------------- ---------- -----------
EQ/EQUITY 500 INDEX...............  1.65%          B          $13.59     17,010
EQ/EQUITY 500 INDEX...............  1.70%          B          $28.62      1,509
EQ/EQUITY 500 INDEX...............  1.80%          B          $28.08         73
EQ/EQUITY 500 INDEX...............  1.90%          B          $27.54          7

EQ/EQUITY GROWTH PLUS.............  0.95%          B          $17.05          4
EQ/EQUITY GROWTH PLUS.............  1.20%          B          $16.57      5,270
EQ/EQUITY GROWTH PLUS.............  1.25%          B          $13.59      9,541
EQ/EQUITY GROWTH PLUS.............  1.30%          B          $13.51      8,557
EQ/EQUITY GROWTH PLUS.............  1.35%          B          $16.28        706
EQ/EQUITY GROWTH PLUS.............  1.40%          B          $16.19      7,698
EQ/EQUITY GROWTH PLUS.............  1.50%          B          $13.27     12,815
EQ/EQUITY GROWTH PLUS.............  1.55%          B          $15.91      6,322
EQ/EQUITY GROWTH PLUS.............  1.60%          B          $15.82      3,272
EQ/EQUITY GROWTH PLUS.............  1.65%          B          $13.09     16,861
EQ/EQUITY GROWTH PLUS.............  1.70%          B          $15.64      1,703
EQ/EQUITY GROWTH PLUS.............  1.80%          B          $15.46         10
EQ/EQUITY GROWTH PLUS.............  1.90%          B          $15.28          2

EQ/FRANKLIN CORE BALANCED.........  1.30%          A          $12.32        101
EQ/FRANKLIN CORE BALANCED.........  1.55%          A          $12.22          6
EQ/FRANKLIN CORE BALANCED.........  1.65%          A          $12.18         24
EQ/FRANKLIN CORE BALANCED.........  1.70%          A          $12.16          2
EQ/FRANKLIN CORE BALANCED.........  0.95%          B          $11.10         15
EQ/FRANKLIN CORE BALANCED.........  1.20%          B          $10.92      2,080
EQ/FRANKLIN CORE BALANCED.........  1.25%          B          $10.89      4,994
EQ/FRANKLIN CORE BALANCED.........  1.30%          B          $10.85      9,124
EQ/FRANKLIN CORE BALANCED.........  1.35%          B          $10.82        601
EQ/FRANKLIN CORE BALANCED.........  1.40%          B          $10.78      3,000
EQ/FRANKLIN CORE BALANCED.........  1.50%          B          $10.71      6,806
EQ/FRANKLIN CORE BALANCED.........  1.55%          B          $10.68      8,436
EQ/FRANKLIN CORE BALANCED.........  1.60%          B          $10.65      1,196
EQ/FRANKLIN CORE BALANCED.........  1.65%          B          $10.61     20,166
EQ/FRANKLIN CORE BALANCED.........  1.70%          B          $10.58      2,157
EQ/FRANKLIN CORE BALANCED.........  1.80%          B          $10.51          9

EQ/FRANKLIN TEMPLETON ALLOCATION..  1.30%          A          $11.96         55
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.55%          A          $11.87         19
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.65%          A          $11.83         25
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.70%          A          $11.81          2
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.15%          B          $ 8.82        602
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.20%          B          $ 8.80        856
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.25%          B          $ 8.77      3,391
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.30%          B          $ 8.75     44,245
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.35%          B          $ 8.72        471
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.40%          B          $ 8.70      1,540
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.50%          B          $ 8.65      4,575
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.55%          B          $ 8.62     24,354
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.60%          B          $ 8.60        996
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.65%          B          $ 8.57     61,269
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.70%          B          $ 8.55      3,946

EQ/GAMCO MERGERS AND ACQUISITIONS.  1.30%          A          $11.51        247
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.55%          A          $11.42         38
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.65%          A          $11.38        119
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.70%          A          $11.36         36

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                   -------- --------------- ---------- -----------
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.95%          B          $13.44          9
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.20%          B          $13.18        560
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.25%          B          $13.13      1,732
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.30%          B          $12.84      2,496
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.35%          B          $13.02        163
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.40%          B          $12.97      1,105
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.50%          B          $12.87      2,438
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.55%          B          $12.82      2,202
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.60%          B          $12.77        264
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.65%          B          $12.72      3,767
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.70%          B          $12.67        442
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.80%          B          $12.58          2

EQ/GAMCO SMALL COMPANY VALUE......  0.65%          A          $11.98         --
EQ/GAMCO SMALL COMPANY VALUE......  1.30%          A          $15.43      2,028
EQ/GAMCO SMALL COMPANY VALUE......  1.55%          A          $15.31        458
EQ/GAMCO SMALL COMPANY VALUE......  1.65%          A          $15.26        897
EQ/GAMCO SMALL COMPANY VALUE......  1.70%          A          $15.24         70
EQ/GAMCO SMALL COMPANY VALUE......  1.20%          B          $42.54        770
EQ/GAMCO SMALL COMPANY VALUE......  1.25%          B          $42.01      2,315
EQ/GAMCO SMALL COMPANY VALUE......  1.30%          B          $64.35      2,397
EQ/GAMCO SMALL COMPANY VALUE......  1.35%          B          $40.99        252
EQ/GAMCO SMALL COMPANY VALUE......  1.40%          B          $40.48      1,500
EQ/GAMCO SMALL COMPANY VALUE......  1.50%          B          $39.49      3,735
EQ/GAMCO SMALL COMPANY VALUE......  1.55%          B          $39.01      3,829
EQ/GAMCO SMALL COMPANY VALUE......  1.60%          B          $38.52        331
EQ/GAMCO SMALL COMPANY VALUE......  1.65%          B          $38.05      4,342
EQ/GAMCO SMALL COMPANY VALUE......  1.70%          B          $37.58        609
EQ/GAMCO SMALL COMPANY VALUE......  1.80%          B          $36.66          6
EQ/GAMCO SMALL COMPANY VALUE......  1.90%          B          $35.76          6

EQ/GLOBAL BOND PLUS...............  1.30%          A          $10.96        237
EQ/GLOBAL BOND PLUS...............  1.55%          A          $10.87         50
EQ/GLOBAL BOND PLUS...............  1.65%          A          $10.84        116
EQ/GLOBAL BOND PLUS...............  1.70%          A          $10.82         17
EQ/GLOBAL BOND PLUS...............  1.20%          B          $12.66      1,436
EQ/GLOBAL BOND PLUS...............  1.25%          B          $12.62      3,878
EQ/GLOBAL BOND PLUS...............  1.30%          B          $12.57      5,539
EQ/GLOBAL BOND PLUS...............  1.35%          B          $12.61        422
EQ/GLOBAL BOND PLUS...............  1.40%          B          $12.48      3,031
EQ/GLOBAL BOND PLUS...............  1.50%          B          $12.39      6,775
EQ/GLOBAL BOND PLUS...............  1.55%          B          $12.34      5,783
EQ/GLOBAL BOND PLUS...............  1.60%          B          $12.30      1,031
EQ/GLOBAL BOND PLUS...............  1.65%          B          $12.25     10,732
EQ/GLOBAL BOND PLUS...............  1.70%          B          $12.21      1,193
EQ/GLOBAL BOND PLUS...............  1.80%          B          $12.12          1
EQ/GLOBAL BOND PLUS...............  1.90%          B          $12.03          2

EQ/GLOBAL MULTI-SECTOR EQUITY.....  1.30%          A          $11.23        227
EQ/GLOBAL MULTI-SECTOR EQUITY.....  1.55%          A          $11.14         44
EQ/GLOBAL MULTI-SECTOR EQUITY.....  1.65%          A          $11.10         72
EQ/GLOBAL MULTI-SECTOR EQUITY.....  1.70%          A          $11.09          1
EQ/GLOBAL MULTI-SECTOR EQUITY.....  0.95%          B          $19.21         20
EQ/GLOBAL MULTI-SECTOR EQUITY.....  1.20%          B          $18.48      1,958
EQ/GLOBAL MULTI-SECTOR EQUITY.....  1.25%          B          $24.01      4,328

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                 -------- --------------- ---------- -----------
EQ/GLOBAL MULTI-SECTOR EQUITY...  1.30%          B          $23.82      5,796
EQ/GLOBAL MULTI-SECTOR EQUITY...  1.35%          B          $18.05      1,172
EQ/GLOBAL MULTI-SECTOR EQUITY...  1.40%          B          $17.91      3,966
EQ/GLOBAL MULTI-SECTOR EQUITY...  1.50%          B          $23.45      7,286
EQ/GLOBAL MULTI-SECTOR EQUITY...  1.55%          B          $17.50      7,373
EQ/GLOBAL MULTI-SECTOR EQUITY...  1.60%          B          $17.36      1,439
EQ/GLOBAL MULTI-SECTOR EQUITY...  1.65%          B          $23.12      7,760
EQ/GLOBAL MULTI-SECTOR EQUITY...  1.70%          B          $17.09      1,036
EQ/GLOBAL MULTI-SECTOR EQUITY...  1.80%          B          $16.83         14
EQ/GLOBAL MULTI-SECTOR EQUITY...  1.90%          B          $16.57          2

EQ/INTERMEDIATE GOVERNMENT BOND.  0.65%          B          $10.22          4
EQ/INTERMEDIATE GOVERNMENT BOND.  1.20%          B          $21.64      1,293
EQ/INTERMEDIATE GOVERNMENT BOND.  1.25%          B          $11.51      1,777
EQ/INTERMEDIATE GOVERNMENT BOND.  1.30%          B          $10.54      5,720
EQ/INTERMEDIATE GOVERNMENT BOND.  1.30%          B          $11.38      5,806
EQ/INTERMEDIATE GOVERNMENT BOND.  1.35%          B          $20.93        342
EQ/INTERMEDIATE GOVERNMENT BOND.  1.40%          B          $20.70      2,018
EQ/INTERMEDIATE GOVERNMENT BOND.  1.50%          B          $11.24      2,771
EQ/INTERMEDIATE GOVERNMENT BOND.  1.55%          B          $10.46      2,064
EQ/INTERMEDIATE GOVERNMENT BOND.  1.55%          B          $20.03      2,417
EQ/INTERMEDIATE GOVERNMENT BOND.  1.60%          B          $19.81        933
EQ/INTERMEDIATE GOVERNMENT BOND.  1.65%          B          $10.42      3,034
EQ/INTERMEDIATE GOVERNMENT BOND.  1.65%          B          $11.08      4,947
EQ/INTERMEDIATE GOVERNMENT BOND.  1.70%          B          $10.41        131
EQ/INTERMEDIATE GOVERNMENT BOND.  1.70%          B          $19.38        470
EQ/INTERMEDIATE GOVERNMENT BOND.  1.90%          B          $18.54          1

EQ/INTERNATIONAL CORE PLUS......  1.30%          A          $10.27        139
EQ/INTERNATIONAL CORE PLUS......  1.55%          A          $10.19         19
EQ/INTERNATIONAL CORE PLUS......  1.65%          A          $10.15         91
EQ/INTERNATIONAL CORE PLUS......  1.70%          A          $10.14          1
EQ/INTERNATIONAL CORE PLUS......  0.95%          B          $12.84         19
EQ/INTERNATIONAL CORE PLUS......  1.20%          B          $12.40      3,841
EQ/INTERNATIONAL CORE PLUS......  1.25%          B          $14.38      5,699
EQ/INTERNATIONAL CORE PLUS......  1.30%          B          $14.28      5,469
EQ/INTERNATIONAL CORE PLUS......  1.35%          B          $12.15      1,178
EQ/INTERNATIONAL CORE PLUS......  1.40%          B          $12.06      4,238
EQ/INTERNATIONAL CORE PLUS......  1.50%          B          $14.05      5,357
EQ/INTERNATIONAL CORE PLUS......  1.55%          B          $11.81      5,881
EQ/INTERNATIONAL CORE PLUS......  1.60%          B          $11.73      3,535
EQ/INTERNATIONAL CORE PLUS......  1.65%          B          $13.85     10,713
EQ/INTERNATIONAL CORE PLUS......  1.70%          B          $11.57      1,808
EQ/INTERNATIONAL CORE PLUS......  1.80%          B          $11.41         17
EQ/INTERNATIONAL CORE PLUS......  1.90%          B          $11.25          1

EQ/INTERNATIONAL EQUITY INDEX...  0.65%          A          $ 9.90         --
EQ/INTERNATIONAL EQUITY INDEX...  1.30%          A          $10.38        139
EQ/INTERNATIONAL EQUITY INDEX...  1.55%          A          $10.30         29
EQ/INTERNATIONAL EQUITY INDEX...  1.65%          A          $10.26         65
EQ/INTERNATIONAL EQUITY INDEX...  1.70%          A          $10.25         11
EQ/INTERNATIONAL EQUITY INDEX...  0.95%          B          $13.71          1
EQ/INTERNATIONAL EQUITY INDEX...  1.20%          B          $13.11      2,737
EQ/INTERNATIONAL EQUITY INDEX...  1.25%          B          $12.65      5,525

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                 -------- --------------- ---------- -----------
EQ/INTERNATIONAL EQUITY INDEX...  1.30%          B          $12.54      6,533
EQ/INTERNATIONAL EQUITY INDEX...  1.35%          B          $12.76        901
EQ/INTERNATIONAL EQUITY INDEX...  1.40%          B          $12.65      3,897
EQ/INTERNATIONAL EQUITY INDEX...  1.50%          B          $12.36      7,439
EQ/INTERNATIONAL EQUITY INDEX...  1.55%          B          $12.31      5,593
EQ/INTERNATIONAL EQUITY INDEX...  1.60%          B          $12.20      1,513
EQ/INTERNATIONAL EQUITY INDEX...  1.65%          B          $12.18      9,104
EQ/INTERNATIONAL EQUITY INDEX...  1.70%          B          $11.98      1,245
EQ/INTERNATIONAL EQUITY INDEX...  1.80%          B          $11.77         16
EQ/INTERNATIONAL EQUITY INDEX...  1.90%          B          $11.56          4

EQ/INTERNATIONAL ETF............  1.30%          A          $10.63        192
EQ/INTERNATIONAL ETF............  1.55%          A          $10.55         25
EQ/INTERNATIONAL ETF............  1.65%          A          $10.52         78
EQ/INTERNATIONAL ETF............  1.70%          A          $10.50          7

EQ/INTERNATIONAL VALUE PLUS.....  1.30%          A          $10.02        215
EQ/INTERNATIONAL VALUE PLUS.....  1.55%          A          $ 9.94         58
EQ/INTERNATIONAL VALUE PLUS.....  1.65%          A          $ 9.91         93
EQ/INTERNATIONAL VALUE PLUS.....  1.70%          A          $ 9.89          5
EQ/INTERNATIONAL VALUE PLUS.....  0.95%          B          $19.22          8
EQ/INTERNATIONAL VALUE PLUS.....  1.20%          B          $18.47      2,246
EQ/INTERNATIONAL VALUE PLUS.....  1.25%          B          $14.36      4,552
EQ/INTERNATIONAL VALUE PLUS.....  1.30%          B          $14.25      4,356
EQ/INTERNATIONAL VALUE PLUS.....  1.35%          B          $18.04      2,609
EQ/INTERNATIONAL VALUE PLUS.....  1.40%          B          $17.89      2,819
EQ/INTERNATIONAL VALUE PLUS.....  1.50%          B          $14.03      6,185
EQ/INTERNATIONAL VALUE PLUS.....  1.55%          B          $17.47      4,684
EQ/INTERNATIONAL VALUE PLUS.....  1.60%          B          $17.33      1,483
EQ/INTERNATIONAL VALUE PLUS.....  1.65%          B          $13.83      7,569
EQ/INTERNATIONAL VALUE PLUS.....  1.70%          B          $17.06        751
EQ/INTERNATIONAL VALUE PLUS.....  1.80%          B          $16.79         22
EQ/INTERNATIONAL VALUE PLUS.....  1.90%          B          $16.52          5

EQ/JPMORGAN VALUE OPPORTUNITIES.  0.65%          A          $11.35         --
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.30%          A          $12.25        199
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.55%          A          $12.15         53
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.65%          A          $12.12         28
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.70%          A          $12.10         12
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.95%          B          $15.34          3
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.20%          B          $14.75      1,336
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.25%          B          $13.22      1,062
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.30%          B          $13.12      1,604
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.35%          B          $14.40      3,967
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.40%          B          $14.29      1,889
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.50%          B          $12.92      1,346
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.55%          B          $13.95      2,458
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.60%          B          $13.84      1,493
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.65%          B          $12.73      2,147
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.70%          B          $13.62        230
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.80%          B          $13.41         35
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.90%          B          $13.19         12

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                  UNITS
                           CONTRACT                            OUTSTANDING
                           CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                           -------- --------------- ---------- -----------
EQ/LARGE CAP CORE PLUS....  0.95%          B          $10.67          1
EQ/LARGE CAP CORE PLUS....  1.20%          B          $10.30      1,486
EQ/LARGE CAP CORE PLUS....  1.25%          B          $13.18        700
EQ/LARGE CAP CORE PLUS....  1.30%          B          $13.09        688
EQ/LARGE CAP CORE PLUS....  1.35%          B          $10.08      1,077
EQ/LARGE CAP CORE PLUS....  1.40%          B          $10.01      1,899
EQ/LARGE CAP CORE PLUS....  1.50%          B          $12.87        933
EQ/LARGE CAP CORE PLUS....  1.55%          B          $ 9.80      2,088
EQ/LARGE CAP CORE PLUS....  1.60%          B          $ 9.73      2,226
EQ/LARGE CAP CORE PLUS....  1.65%          B          $12.69      1,385
EQ/LARGE CAP CORE PLUS....  1.70%          B          $ 9.60        277
EQ/LARGE CAP CORE PLUS....  1.80%          B          $ 9.46         14
EQ/LARGE CAP CORE PLUS....  1.90%          B          $ 9.33          2

EQ/LARGE CAP GROWTH INDEX.  1.30%          A          $13.67        245
EQ/LARGE CAP GROWTH INDEX.  1.55%          A          $13.56         80
EQ/LARGE CAP GROWTH INDEX.  1.65%          A          $13.52         68
EQ/LARGE CAP GROWTH INDEX.  1.70%          A          $13.50         15
EQ/LARGE CAP GROWTH INDEX.  0.95%          B          $ 9.17         15
EQ/LARGE CAP GROWTH INDEX.  1.20%          B          $ 8.86      2,513
EQ/LARGE CAP GROWTH INDEX.  1.25%          B          $15.43      2,164
EQ/LARGE CAP GROWTH INDEX.  1.30%          B          $15.33      2,095
EQ/LARGE CAP GROWTH INDEX.  1.35%          B          $ 8.68      2,392
EQ/LARGE CAP GROWTH INDEX.  1.40%          B          $ 8.62      4,322
EQ/LARGE CAP GROWTH INDEX.  1.50%          B          $15.07      2,949
EQ/LARGE CAP GROWTH INDEX.  1.55%          B          $ 8.44      6,653
EQ/LARGE CAP GROWTH INDEX.  1.60%          B          $ 8.38      4,319
EQ/LARGE CAP GROWTH INDEX.  1.65%          B          $14.86      3,859
EQ/LARGE CAP GROWTH INDEX.  1.70%          B          $ 8.27        956
EQ/LARGE CAP GROWTH INDEX.  1.80%          B          $ 8.15         82
EQ/LARGE CAP GROWTH INDEX.  1.90%          B          $ 8.04         19

EQ/LARGE CAP GROWTH PLUS..  1.30%          A          $12.43         96
EQ/LARGE CAP GROWTH PLUS..  1.55%          A          $12.33         11
EQ/LARGE CAP GROWTH PLUS..  1.65%          A          $12.29         33
EQ/LARGE CAP GROWTH PLUS..  1.70%          A          $12.27          7
EQ/LARGE CAP GROWTH PLUS..  0.95%          B          $17.90         10
EQ/LARGE CAP GROWTH PLUS..  1.20%          B          $17.20      1,523
EQ/LARGE CAP GROWTH PLUS..  1.25%          B          $14.63      3,044
EQ/LARGE CAP GROWTH PLUS..  1.30%          B          $14.51      4,339
EQ/LARGE CAP GROWTH PLUS..  1.35%          B          $16.80      4,087
EQ/LARGE CAP GROWTH PLUS..  1.40%          B          $16.66      1,989
EQ/LARGE CAP GROWTH PLUS..  1.50%          B          $14.29      3,547
EQ/LARGE CAP GROWTH PLUS..  1.55%          B          $16.27      4,081
EQ/LARGE CAP GROWTH PLUS..  1.60%          B          $16.14      1,933
EQ/LARGE CAP GROWTH PLUS..  1.65%          B          $14.09      8,094
EQ/LARGE CAP GROWTH PLUS..  1.70%          B          $15.89        924
EQ/LARGE CAP GROWTH PLUS..  1.80%          B          $15.64          9
EQ/LARGE CAP GROWTH PLUS..  1.90%          B          $15.39          5

EQ/LARGE CAP VALUE INDEX..  1.30%          A          $13.18        119
EQ/LARGE CAP VALUE INDEX..  1.55%          A          $13.08         35
EQ/LARGE CAP VALUE INDEX..  1.65%          A          $13.04         34
EQ/LARGE CAP VALUE INDEX..  1.70%          A          $13.02          7

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                               -------- --------------- ---------- -----------
EQ/LARGE CAP VALUE INDEX......  1.20%          B          $ 6.75      1,036
EQ/LARGE CAP VALUE INDEX......  1.25%          B          $ 6.73      4,405
EQ/LARGE CAP VALUE INDEX......  1.30%          B          $ 6.71      6,475
EQ/LARGE CAP VALUE INDEX......  1.35%          B          $ 6.78        403
EQ/LARGE CAP VALUE INDEX......  1.40%          B          $ 6.66      1,416
EQ/LARGE CAP VALUE INDEX......  1.50%          B          $ 6.61      5,366
EQ/LARGE CAP VALUE INDEX......  1.55%          B          $ 6.58      5,757
EQ/LARGE CAP VALUE INDEX......  1.60%          B          $ 6.56        524
EQ/LARGE CAP VALUE INDEX......  1.65%          B          $ 6.53     12,707
EQ/LARGE CAP VALUE INDEX......  1.70%          B          $ 6.51      1,321
EQ/LARGE CAP VALUE INDEX......  1.80%          B          $ 6.46          6

EQ/LARGE CAP VALUE PLUS.......  1.30%          A          $12.26         85
EQ/LARGE CAP VALUE PLUS.......  1.55%          A          $12.16         26
EQ/LARGE CAP VALUE PLUS.......  1.65%          A          $12.12         13
EQ/LARGE CAP VALUE PLUS.......  1.70%          A          $12.10          3
EQ/LARGE CAP VALUE PLUS.......  0.95%          B          $14.19          4
EQ/LARGE CAP VALUE PLUS.......  1.20%          B          $13.66      8,898
EQ/LARGE CAP VALUE PLUS.......  1.25%          B          $11.46     10,780
EQ/LARGE CAP VALUE PLUS.......  1.30%          B          $11.37      4,186
EQ/LARGE CAP VALUE PLUS.......  1.35%          B          $13.35      2,452
EQ/LARGE CAP VALUE PLUS.......  1.40%          B          $13.25     13,322
EQ/LARGE CAP VALUE PLUS.......  1.50%          B          $11.19     16,086
EQ/LARGE CAP VALUE PLUS.......  1.55%          B          $12.95      5,492
EQ/LARGE CAP VALUE PLUS.......  1.60%          B          $12.86      6,344
EQ/LARGE CAP VALUE PLUS.......  1.65%          B          $11.03     11,511
EQ/LARGE CAP VALUE PLUS.......  1.70%          B          $12.66      1,671
EQ/LARGE CAP VALUE PLUS.......  1.80%          B          $12.47         69
EQ/LARGE CAP VALUE PLUS.......  1.90%          B          $12.28         16

EQ/LORD ABBETT LARGE CAP CORE.  1.20%          B          $12.63        434
EQ/LORD ABBETT LARGE CAP CORE.  1.25%          B          $12.58      1,279
EQ/LORD ABBETT LARGE CAP CORE.  1.30%          B          $12.62      2,932
EQ/LORD ABBETT LARGE CAP CORE.  1.35%          B          $12.48        247
EQ/LORD ABBETT LARGE CAP CORE.  1.40%          B          $12.43        932
EQ/LORD ABBETT LARGE CAP CORE.  1.50%          B          $12.34      1,756
EQ/LORD ABBETT LARGE CAP CORE.  1.55%          B          $12.29      2,090
EQ/LORD ABBETT LARGE CAP CORE.  1.60%          B          $12.24        213
EQ/LORD ABBETT LARGE CAP CORE.  1.65%          B          $12.19      3,569
EQ/LORD ABBETT LARGE CAP CORE.  1.70%          B          $12.15        414

EQ/MFS INTERNATIONAL GROWTH...  1.30%          A          $12.09        278
EQ/MFS INTERNATIONAL GROWTH...  1.55%          A          $11.99         59
EQ/MFS INTERNATIONAL GROWTH...  1.65%          A          $11.95        110
EQ/MFS INTERNATIONAL GROWTH...  1.70%          A          $11.93          7
EQ/MFS INTERNATIONAL GROWTH...  1.20%          B          $15.55        972
EQ/MFS INTERNATIONAL GROWTH...  1.25%          B          $15.49      2,630
EQ/MFS INTERNATIONAL GROWTH...  1.30%          B          $ 6.85     10,153
EQ/MFS INTERNATIONAL GROWTH...  1.35%          B          $15.37        203
EQ/MFS INTERNATIONAL GROWTH...  1.40%          B          $15.31      1,869
EQ/MFS INTERNATIONAL GROWTH...  1.50%          B          $15.19      3,550
EQ/MFS INTERNATIONAL GROWTH...  1.55%          B          $15.13      4,291
EQ/MFS INTERNATIONAL GROWTH...  1.60%          B          $15.07        757
EQ/MFS INTERNATIONAL GROWTH...  1.65%          B          $15.01      6,208

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                    UNITS
                             CONTRACT                            OUTSTANDING
                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                             -------- --------------- ---------- -----------
EQ/MFS INTERNATIONAL GROWTH.  1.70%          B          $14.96       1,165
EQ/MFS INTERNATIONAL GROWTH.  1.80%          B          $14.84           5

EQ/MID CAP INDEX............  1.30%          A          $14.59         206
EQ/MID CAP INDEX............  1.55%          A          $14.47          49
EQ/MID CAP INDEX............  1.65%          A          $14.43         101
EQ/MID CAP INDEX............  1.70%          A          $14.40          11
EQ/MID CAP INDEX............  0.95%          B          $13.36           5
EQ/MID CAP INDEX............  1.20%          B          $12.95       5,036
EQ/MID CAP INDEX............  1.25%          B          $14.96       5,773
EQ/MID CAP INDEX............  1.30%          B          $14.87       5,124
EQ/MID CAP INDEX............  1.35%          B          $12.71         623
EQ/MID CAP INDEX............  1.40%          B          $12.63       6,503
EQ/MID CAP INDEX............  1.50%          B          $14.61       7,414
EQ/MID CAP INDEX............  1.55%          B          $12.40       6,584
EQ/MID CAP INDEX............  1.60%          B          $12.32       3,007
EQ/MID CAP INDEX............  1.65%          B          $14.40       9,443
EQ/MID CAP INDEX............  1.70%          B          $12.17       1,423
EQ/MID CAP INDEX............  1.80%          B          $12.02          20
EQ/MID CAP INDEX............  1.90%          B          $11.87           2

EQ/MID CAP VALUE PLUS.......  1.30%          A          $13.35          36
EQ/MID CAP VALUE PLUS.......  1.55%          A          $13.24          11
EQ/MID CAP VALUE PLUS.......  1.65%          A          $13.20          10
EQ/MID CAP VALUE PLUS.......  1.70%          A          $13.18          --
EQ/MID CAP VALUE PLUS.......  0.95%          B          $18.32           6
EQ/MID CAP VALUE PLUS.......  1.20%          B          $17.61       3,697
EQ/MID CAP VALUE PLUS.......  1.25%          B          $15.49       8,673
EQ/MID CAP VALUE PLUS.......  1.30%          B          $15.36       6,944
EQ/MID CAP VALUE PLUS.......  1.35%          B          $17.20         545
EQ/MID CAP VALUE PLUS.......  1.40%          B          $17.06       5,364
EQ/MID CAP VALUE PLUS.......  1.50%          B          $15.13      12,210
EQ/MID CAP VALUE PLUS.......  1.55%          B          $16.66       5,926
EQ/MID CAP VALUE PLUS.......  1.60%          B          $16.53       2,274
EQ/MID CAP VALUE PLUS.......  1.65%          B          $14.91      13,053
EQ/MID CAP VALUE PLUS.......  1.70%          B          $16.26       1,445
EQ/MID CAP VALUE PLUS.......  1.80%          B          $16.01          20
EQ/MID CAP VALUE PLUS.......  1.90%          B          $15.75           9

EQ/MONEY MARKET.............  0.65%          A          $ 9.86          40
EQ/MONEY MARKET.............  1.30%          A          $ 9.61         724
EQ/MONEY MARKET.............  1.55%          A          $ 9.53         810
EQ/MONEY MARKET.............  1.65%          A          $ 9.50         374
EQ/MONEY MARKET.............  1.70%          A          $ 9.49         132
EQ/MONEY MARKET.............  0.00%          B          $44.43          15
EQ/MONEY MARKET/++/.........  0.65%          B          $ 1.00       6,456
EQ/MONEY MARKET.............  0.95%          B          $32.91           1
EQ/MONEY MARKET.............  1.15%          B          $10.82           2
EQ/MONEY MARKET.............  1.15%          B          $30.88          40
EQ/MONEY MARKET.............  1.20%          B          $30.40         934
EQ/MONEY MARKET/++/.........  1.25%          B          $ 1.00     128,050
EQ/MONEY MARKET.............  1.25%          B          $10.29       3,762
EQ/MONEY MARKET.............  1.30%          B          $10.12       6,061
EQ/MONEY MARKET.............  1.35%          B          $28.98       1,055

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                  -------- --------------- ---------- -----------
EQ/MONEY MARKET..................  1.40%          B          $28.52      1,714
EQ/MONEY MARKET..................  1.50%          B          $10.05      7,457
EQ/MONEY MARKET..................  1.55%          B          $27.18      2,652
EQ/MONEY MARKET..................  1.55%          B          $30.33        196
EQ/MONEY MARKET..................  1.60%          B          $26.76      1,331
EQ/MONEY MARKET/++/..............  1.65%          B          $ 1.00     11,935
EQ/MONEY MARKET..................  1.65%          B          $ 9.91      8,705
EQ/MONEY MARKET..................  1.70%          B          $25.91        514
EQ/MONEY MARKET..................  1.70%          B          $30.13         14
EQ/MONEY MARKET..................  1.80%          B          $25.10          5
EQ/MONEY MARKET..................  1.90%          B          $24.30          3

EQ/MONTAG & CALDWELL GROWTH......  1.30%          A          $12.45        464
EQ/MONTAG & CALDWELL GROWTH......  1.55%          A          $12.35         72
EQ/MONTAG & CALDWELL GROWTH......  1.65%          A          $12.31        114
EQ/MONTAG & CALDWELL GROWTH......  1.70%          A          $12.29         14
EQ/MONTAG & CALDWELL GROWTH......  1.20%          B          $ 6.09      1,289
EQ/MONTAG & CALDWELL GROWTH......  1.25%          B          $ 6.05      3,031
EQ/MONTAG & CALDWELL GROWTH......  1.30%          B          $ 2.41      9,495
EQ/MONTAG & CALDWELL GROWTH......  1.30%          B          $11.89         56
EQ/MONTAG & CALDWELL GROWTH......  1.35%          B          $ 5.96        434
EQ/MONTAG & CALDWELL GROWTH......  1.40%          B          $ 5.92      2,761
EQ/MONTAG & CALDWELL GROWTH......  1.50%          B          $ 5.84      4,976
EQ/MONTAG & CALDWELL GROWTH......  1.55%          B          $ 5.80      4,632
EQ/MONTAG & CALDWELL GROWTH......  1.55%          B          $11.85         41
EQ/MONTAG & CALDWELL GROWTH......  1.60%          B          $ 5.75        667
EQ/MONTAG & CALDWELL GROWTH......  1.65%          B          $ 5.71      5,557
EQ/MONTAG & CALDWELL GROWTH......  1.65%          B          $11.84         36
EQ/MONTAG & CALDWELL GROWTH......  1.70%          B          $ 5.67        617
EQ/MONTAG & CALDWELL GROWTH......  1.70%          B          $11.83         --
EQ/MONTAG & CALDWELL GROWTH......  1.80%          B          $ 5.59         12

EQ/MORGAN STANLEY MID CAP GROWTH.  0.65%          A          $10.38          1
EQ/MORGAN STANLEY MID CAP GROWTH.  1.30%          A          $13.10        768
EQ/MORGAN STANLEY MID CAP GROWTH.  1.55%          A          $13.00        222
EQ/MORGAN STANLEY MID CAP GROWTH.  1.65%          A          $12.96        335
EQ/MORGAN STANLEY MID CAP GROWTH.  1.70%          A          $12.94         16
EQ/MORGAN STANLEY MID CAP GROWTH.  0.95%          B          $17.05          7
EQ/MORGAN STANLEY MID CAP GROWTH.  1.20%          B          $16.73      1,228
EQ/MORGAN STANLEY MID CAP GROWTH.  1.25%          B          $16.66      3,552
EQ/MORGAN STANLEY MID CAP GROWTH.  1.30%          B          $16.59      5,514
EQ/MORGAN STANLEY MID CAP GROWTH.  1.35%          B          $16.53        366
EQ/MORGAN STANLEY MID CAP GROWTH.  1.40%          B          $16.47      2,205
EQ/MORGAN STANLEY MID CAP GROWTH.  1.50%          B          $16.34      5,163
EQ/MORGAN STANLEY MID CAP GROWTH.  1.55%          B          $16.28      6,105
EQ/MORGAN STANLEY MID CAP GROWTH.  1.60%          B          $16.21        515
EQ/MORGAN STANLEY MID CAP GROWTH.  1.65%          B          $16.15      8,204
EQ/MORGAN STANLEY MID CAP GROWTH.  1.70%          B          $16.09        870
EQ/MORGAN STANLEY MID CAP GROWTH.  1.80%          B          $15.96          3
EQ/MORGAN STANLEY MID CAP GROWTH.  1.90%          B          $15.84         --

EQ/MUTUAL LARGE CAP EQUITY.......  1.30%          A          $12.09         44
EQ/MUTUAL LARGE CAP EQUITY.......  1.55%          A          $11.99          8
EQ/MUTUAL LARGE CAP EQUITY.......  1.65%          A          $11.95         30

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                   UNITS
                            CONTRACT                            OUTSTANDING
                            CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                            -------- --------------- ---------- -----------
EQ/MUTUAL LARGE CAP EQUITY.  1.70%          A          $11.93          2
EQ/MUTUAL LARGE CAP EQUITY.  0.95%          B          $ 9.74          1
EQ/MUTUAL LARGE CAP EQUITY.  1.20%          B          $ 9.58        464
EQ/MUTUAL LARGE CAP EQUITY.  1.25%          B          $ 9.55      1,679
EQ/MUTUAL LARGE CAP EQUITY.  1.30%          B          $ 9.52      4,269
EQ/MUTUAL LARGE CAP EQUITY.  1.35%          B          $ 9.49        120
EQ/MUTUAL LARGE CAP EQUITY.  1.40%          B          $ 9.46        601
EQ/MUTUAL LARGE CAP EQUITY.  1.50%          B          $ 9.40      1,403
EQ/MUTUAL LARGE CAP EQUITY.  1.55%          B          $ 9.37      2,742
EQ/MUTUAL LARGE CAP EQUITY.  1.60%          B          $ 9.34        242
EQ/MUTUAL LARGE CAP EQUITY.  1.65%          B          $ 9.31      8,058
EQ/MUTUAL LARGE CAP EQUITY.  1.70%          B          $ 9.28        898

EQ/OPPENHEIMER GLOBAL......  1.30%          A          $12.47        468
EQ/OPPENHEIMER GLOBAL......  1.55%          A          $12.37        101
EQ/OPPENHEIMER GLOBAL......  1.65%          A          $12.33        264
EQ/OPPENHEIMER GLOBAL......  1.70%          A          $12.31         16
EQ/OPPENHEIMER GLOBAL......  0.95%          B          $11.54         --
EQ/OPPENHEIMER GLOBAL......  1.20%          B          $11.36      1,001
EQ/OPPENHEIMER GLOBAL......  1.25%          B          $11.32      2,384
EQ/OPPENHEIMER GLOBAL......  1.30%          B          $11.28      5,026
EQ/OPPENHEIMER GLOBAL......  1.35%          B          $11.25        292
EQ/OPPENHEIMER GLOBAL......  1.40%          B          $11.21      1,961
EQ/OPPENHEIMER GLOBAL......  1.50%          B          $11.14      3,488
EQ/OPPENHEIMER GLOBAL......  1.55%          B          $11.10      4,557
EQ/OPPENHEIMER GLOBAL......  1.60%          B          $11.07        582
EQ/OPPENHEIMER GLOBAL......  1.65%          B          $11.03      8,515
EQ/OPPENHEIMER GLOBAL......  1.70%          B          $11.00      1,214
EQ/OPPENHEIMER GLOBAL......  1.80%          B          $10.93         24

EQ/PIMCO ULTRA SHORT BOND..  1.30%          A          $ 9.86        850
EQ/PIMCO ULTRA SHORT BOND..  1.55%          A          $ 9.78        167
EQ/PIMCO ULTRA SHORT BOND..  1.65%          A          $ 9.75        418
EQ/PIMCO ULTRA SHORT BOND..  1.70%          A          $ 9.73        146
EQ/PIMCO ULTRA SHORT BOND..  0.95%          B          $11.04         --
EQ/PIMCO ULTRA SHORT BOND..  1.20%          B          $10.83      3,076
EQ/PIMCO ULTRA SHORT BOND..  1.25%          B          $10.78     10,069
EQ/PIMCO ULTRA SHORT BOND..  1.30%          B          $ 9.37     15,752
EQ/PIMCO ULTRA SHORT BOND..  1.35%          B          $10.70      1,311
EQ/PIMCO ULTRA SHORT BOND..  1.40%          B          $10.66      5,868
EQ/PIMCO ULTRA SHORT BOND..  1.50%          B          $10.58     14,876
EQ/PIMCO ULTRA SHORT BOND..  1.55%          B          $10.54     12,551
EQ/PIMCO ULTRA SHORT BOND..  1.60%          B          $10.49      2,808
EQ/PIMCO ULTRA SHORT BOND..  1.65%          B          $10.45     31,083
EQ/PIMCO ULTRA SHORT BOND..  1.70%          B          $10.41      2,316
EQ/PIMCO ULTRA SHORT BOND..  1.80%          B          $10.33         14
EQ/PIMCO ULTRA SHORT BOND..  1.90%          B          $10.25         15

EQ/QUALITY BOND PLUS.......  1.20%          B          $17.78      2,036
EQ/QUALITY BOND PLUS.......  1.25%          B          $11.46      4,322
EQ/QUALITY BOND PLUS.......  1.30%          B          $11.34      6,910
EQ/QUALITY BOND PLUS.......  1.35%          B          $17.27        301
EQ/QUALITY BOND PLUS.......  1.40%          B          $17.10      3,315
EQ/QUALITY BOND PLUS.......  1.50%          B          $11.19      6,960

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                               -------- --------------- ---------- -----------
EQ/QUALITY BOND PLUS..........  1.55%          B          $16.61      4,524
EQ/QUALITY BOND PLUS..........  1.60%          B          $16.45      1,104
EQ/QUALITY BOND PLUS..........  1.65%          B          $11.03      8,669
EQ/QUALITY BOND PLUS..........  1.70%          B          $16.13        765
EQ/QUALITY BOND PLUS..........  1.80%          B          $15.82          4
EQ/QUALITY BOND PLUS..........  1.90%          B          $15.51          5

EQ/SMALL COMPANY INDEX........  1.30%          A          $14.52        174
EQ/SMALL COMPANY INDEX........  1.55%          A          $14.40         44
EQ/SMALL COMPANY INDEX........  1.65%          A          $14.36         75
EQ/SMALL COMPANY INDEX........  1.70%          A          $14.33         15
EQ/SMALL COMPANY INDEX........  0.95%          B          $19.11          5
EQ/SMALL COMPANY INDEX........  1.20%          B          $18.40      1,635
EQ/SMALL COMPANY INDEX........  1.25%          B          $15.75      2,987
EQ/SMALL COMPANY INDEX........  1.30%          B          $15.63      4,556
EQ/SMALL COMPANY INDEX........  1.35%          B          $17.98        599
EQ/SMALL COMPANY INDEX........  1.40%          B          $17.84      2,633
EQ/SMALL COMPANY INDEX........  1.50%          B          $15.38      3,897
EQ/SMALL COMPANY INDEX........  1.55%          B          $17.44      3,874
EQ/SMALL COMPANY INDEX........  1.60%          B          $17.31      1,066
EQ/SMALL COMPANY INDEX........  1.65%          B          $15.16      6,253
EQ/SMALL COMPANY INDEX........  1.70%          B          $17.05        733
EQ/SMALL COMPANY INDEX........  1.80%          B          $16.79          4
EQ/SMALL COMPANY INDEX........  1.90%          B          $16.53          2

EQ/T. ROWE PRICE GROWTH STOCK.  0.65%          A          $11.77         --
EQ/T. ROWE PRICE GROWTH STOCK.  1.30%          A          $13.57        700
EQ/T. ROWE PRICE GROWTH STOCK.  1.55%          A          $13.47        133
EQ/T. ROWE PRICE GROWTH STOCK.  1.65%          A          $13.42        287
EQ/T. ROWE PRICE GROWTH STOCK.  1.70%          A          $13.40         10
EQ/T. ROWE PRICE GROWTH STOCK.  0.95%          B          $20.15          1
EQ/T. ROWE PRICE GROWTH STOCK.  1.20%          B          $18.95      1,306
EQ/T. ROWE PRICE GROWTH STOCK.  1.25%          B          $18.71      2,385
EQ/T. ROWE PRICE GROWTH STOCK.  1.30%          B          $ 7.07     11,236
EQ/T. ROWE PRICE GROWTH STOCK.  1.35%          B          $18.26        368
EQ/T. ROWE PRICE GROWTH STOCK.  1.40%          B          $18.03      2,158
EQ/T. ROWE PRICE GROWTH STOCK.  1.50%          B          $17.59      4,104
EQ/T. ROWE PRICE GROWTH STOCK.  1.55%          B          $17.37      4,654
EQ/T. ROWE PRICE GROWTH STOCK.  1.60%          B          $17.16        996
EQ/T. ROWE PRICE GROWTH STOCK.  1.65%          B          $16.95      6,599
EQ/T. ROWE PRICE GROWTH STOCK.  1.70%          B          $16.74        676
EQ/T. ROWE PRICE GROWTH STOCK.  1.80%          B          $16.33          6
EQ/T. ROWE PRICE GROWTH STOCK.  1.90%          B          $15.93         11

EQ/TEMPLETON GLOBAL EQUITY....  1.30%          A          $11.62         83
EQ/TEMPLETON GLOBAL EQUITY....  1.55%          A          $11.52         32
EQ/TEMPLETON GLOBAL EQUITY....  1.65%          A          $11.49         40
EQ/TEMPLETON GLOBAL EQUITY....  1.70%          A          $11.47          1
EQ/TEMPLETON GLOBAL EQUITY....  0.95%          B          $ 9.44          1
EQ/TEMPLETON GLOBAL EQUITY....  1.20%          B          $ 9.29        405
EQ/TEMPLETON GLOBAL EQUITY....  1.25%          B          $ 9.26      1,382
EQ/TEMPLETON GLOBAL EQUITY....  1.30%          B          $ 9.23      4,757
EQ/TEMPLETON GLOBAL EQUITY....  1.35%          B          $ 9.20        167
EQ/TEMPLETON GLOBAL EQUITY....  1.40%          B          $ 9.17        768

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                    UNITS
                             CONTRACT                            OUTSTANDING
                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                             -------- --------------- ---------- -----------
EQ/TEMPLETON GLOBAL EQUITY..  1.50%          B          $ 9.12      1,769
EQ/TEMPLETON GLOBAL EQUITY..  1.55%          B          $ 9.09      3,522
EQ/TEMPLETON GLOBAL EQUITY..  1.60%          B          $ 9.06        371
EQ/TEMPLETON GLOBAL EQUITY..  1.65%          B          $ 9.03      7,724
EQ/TEMPLETON GLOBAL EQUITY..  1.70%          B          $ 9.00        634
EQ/TEMPLETON GLOBAL EQUITY..  1.80%          B          $ 8.94          1

EQ/UBS GROWTH & INCOME......  1.20%          B          $ 5.86        250
EQ/UBS GROWTH & INCOME......  1.25%          B          $ 5.82      1,553
EQ/UBS GROWTH & INCOME......  1.30%          B          $ 2.27      5,858
EQ/UBS GROWTH & INCOME......  1.35%          B          $ 5.74         75
EQ/UBS GROWTH & INCOME......  1.40%          B          $ 5.70        549
EQ/UBS GROWTH & INCOME......  1.50%          B          $ 5.62      2,891
EQ/UBS GROWTH & INCOME......  1.55%          B          $ 5.58      3,078
EQ/UBS GROWTH & INCOME......  1.60%          B          $ 5.54        193
EQ/UBS GROWTH & INCOME......  1.65%          B          $ 5.50      2,911
EQ/UBS GROWTH & INCOME......  1.70%          B          $ 5.46        212

EQ/VAN KAMPEN COMSTOCK......  0.65%          A          $11.86         --
EQ/VAN KAMPEN COMSTOCK......  1.30%          A          $13.20        110
EQ/VAN KAMPEN COMSTOCK......  1.55%          A          $13.09         29
EQ/VAN KAMPEN COMSTOCK......  1.65%          A          $13.05         38
EQ/VAN KAMPEN COMSTOCK......  1.70%          A          $13.03          8
EQ/VAN KAMPEN COMSTOCK......  0.95%          B          $11.97          1
EQ/VAN KAMPEN COMSTOCK......  1.20%          B          $11.74        461
EQ/VAN KAMPEN COMSTOCK......  1.25%          B          $11.69      3,185
EQ/VAN KAMPEN COMSTOCK......  1.30%          B          $11.64      3,044
EQ/VAN KAMPEN COMSTOCK......  1.35%          B          $11.60        193
EQ/VAN KAMPEN COMSTOCK......  1.40%          B          $11.56        904
EQ/VAN KAMPEN COMSTOCK......  1.50%          B          $11.47      2,852
EQ/VAN KAMPEN COMSTOCK......  1.55%          B          $11.42      2,148
EQ/VAN KAMPEN COMSTOCK......  1.60%          B          $11.38        300
EQ/VAN KAMPEN COMSTOCK......  1.65%          B          $11.33      9,331
EQ/VAN KAMPEN COMSTOCK......  1.70%          B          $11.29        452
EQ/VAN KAMPEN COMSTOCK......  1.80%          B          $11.20          3

EQ/WELLS FARGO OMEGA GROWTH.  0.95%          B          $13.08         --
EQ/WELLS FARGO OMEGA GROWTH.  1.20%          B          $12.63      2,664
EQ/WELLS FARGO OMEGA GROWTH.  1.25%          B          $16.92      3,728
EQ/WELLS FARGO OMEGA GROWTH.  1.30%          B          $10.31        914
EQ/WELLS FARGO OMEGA GROWTH.  1.30%          B          $16.80      5,970
EQ/WELLS FARGO OMEGA GROWTH.  1.35%          B          $12.36        448
EQ/WELLS FARGO OMEGA GROWTH.  1.40%          B          $12.27      4,081
EQ/WELLS FARGO OMEGA GROWTH.  1.50%          B          $16.53      5,728
EQ/WELLS FARGO OMEGA GROWTH.  1.55%          B          $10.26        276
EQ/WELLS FARGO OMEGA GROWTH.  1.55%          B          $12.02      8,481
EQ/WELLS FARGO OMEGA GROWTH.  1.60%          B          $11.93      1,465
EQ/WELLS FARGO OMEGA GROWTH.  1.65%          B          $10.24        282
EQ/WELLS FARGO OMEGA GROWTH.  1.65%          B          $16.29      8,066
EQ/WELLS FARGO OMEGA GROWTH.  1.70%          B          $10.23         21
EQ/WELLS FARGO OMEGA GROWTH.  1.70%          B          $11.76      1,807
EQ/WELLS FARGO OMEGA GROWTH.  1.80%          B          $11.60         --
EQ/WELLS FARGO OMEGA GROWTH.  1.90%          B          $11.43          1

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                       -------- --------------- ---------- -----------

FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.......  0.65%   SERVICE CLASS 2   $10.76          1
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.......  1.30%   SERVICE CLASS 2   $12.33         37
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.......  1.55%   SERVICE CLASS 2   $12.23         12
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.......  1.65%   SERVICE CLASS 2   $12.19         26
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO.......  1.70%   SERVICE CLASS 2   $12.17          4

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............  0.65%   SERVICE CLASS 2   $11.60          2
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............  1.30%   SERVICE CLASS 2   $13.17      1,293
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............  1.55%   SERVICE CLASS 2   $13.06        250
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............  1.65%   SERVICE CLASS 2   $13.02        779
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO...............  1.70%   SERVICE CLASS 2   $13.00         39

FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO................  1.30%   SERVICE CLASS 2   $10.62         38
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO................  1.55%   SERVICE CLASS 2   $10.57          9
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO................  1.65%   SERVICE CLASS 2   $10.55         23
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO................  1.70%   SERVICE CLASS 2   $10.54          1

FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO................  1.30%   SERVICE CLASS 2   $10.60         44
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO................  1.55%   SERVICE CLASS 2   $10.55          9
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO................  1.65%   SERVICE CLASS 2   $10.53         13

FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO................  1.30%   SERVICE CLASS 2   $10.59         25
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO................  1.55%   SERVICE CLASS 2   $10.54         --
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO................  1.65%   SERVICE CLASS 2   $10.52          8

FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO................  1.30%   SERVICE CLASS 2   $10.55         22
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO................  1.55%   SERVICE CLASS 2   $10.50          7
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO................  1.65%   SERVICE CLASS 2   $10.48          2

FIDELITY(R) VIP MID CAP PORTFOLIO.....................  0.65%   SERVICE CLASS 2   $10.24         --
FIDELITY(R) VIP MID CAP PORTFOLIO.....................  1.30%   SERVICE CLASS 2   $12.84        590
FIDELITY(R) VIP MID CAP PORTFOLIO.....................  1.55%   SERVICE CLASS 2   $12.74        132
FIDELITY(R) VIP MID CAP PORTFOLIO.....................  1.65%   SERVICE CLASS 2   $12.70        243
FIDELITY(R) VIP MID CAP PORTFOLIO.....................  1.70%   SERVICE CLASS 2   $12.68         30

FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO............  1.30%   SERVICE CLASS 2   $12.23        941
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO............  1.55%   SERVICE CLASS 2   $12.13        189
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO............  1.65%   SERVICE CLASS 2   $12.09        786
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO............  1.70%   SERVICE CLASS 2   $12.07         99

FRANKLIN INCOME SECURITIES FUND.......................  1.30%       CLASS 2       $12.22        356
FRANKLIN INCOME SECURITIES FUND.......................  1.55%       CLASS 2       $12.12         67
FRANKLIN INCOME SECURITIES FUND.......................  1.65%       CLASS 2       $12.09        258
FRANKLIN INCOME SECURITIES FUND.......................  1.70%       CLASS 2       $12.07        115

FRANKLIN STRATEGIC INCOME SECURITIES FUND.............  0.65%       CLASS 2       $11.33          1
FRANKLIN STRATEGIC INCOME SECURITIES FUND.............  1.30%       CLASS 2       $12.52        732
FRANKLIN STRATEGIC INCOME SECURITIES FUND.............  1.55%       CLASS 2       $12.42        152
FRANKLIN STRATEGIC INCOME SECURITIES FUND.............  1.65%       CLASS 2       $12.38        357
FRANKLIN STRATEGIC INCOME SECURITIES FUND.............  1.70%       CLASS 2       $12.36        117

FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND.  1.30%       CLASS 2       $11.75         80
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND.  1.55%       CLASS 2       $11.66         14
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND.  1.65%       CLASS 2       $11.62         58
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND.  1.70%       CLASS 2       $11.61          6

GOLDMAN SACHS VIT MID CAP VALUE FUND..................  0.65%   SERVICE SHARES    $11.49         --
GOLDMAN SACHS VIT MID CAP VALUE FUND..................  1.30%   SERVICE SHARES    $13.87        350
GOLDMAN SACHS VIT MID CAP VALUE FUND..................  1.55%   SERVICE SHARES    $13.76         70

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                           UNITS
                                                    CONTRACT                            OUTSTANDING
                                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                    -------- --------------- ---------- -----------
GOLDMAN SACHS VIT MID CAP VALUE FUND...............  1.65%   SERVICE SHARES    $13.72        171
GOLDMAN SACHS VIT MID CAP VALUE FUND...............  1.70%   SERVICE SHARES    $13.69          6

GUGGENHEIM VT GLOBAL MANAGED FUTURES STRATEGY FUND.  1.30%   COMMON SHARES     $ 7.87         38
GUGGENHEIM VT GLOBAL MANAGED FUTURES STRATEGY FUND.  1.55%   COMMON SHARES     $ 7.84         19
GUGGENHEIM VT GLOBAL MANAGED FUTURES STRATEGY FUND.  1.65%   COMMON SHARES     $ 7.82         25
GUGGENHEIM VT GLOBAL MANAGED FUTURES STRATEGY FUND.  1.70%   COMMON SHARES     $ 7.81          1

GUGGENHEIM VT MULTI-HEDGE STRATEGIES FUND..........  1.30%   COMMON SHARES     $ 9.41         37
GUGGENHEIM VT MULTI-HEDGE STRATEGIES FUND..........  1.55%   COMMON SHARES     $ 9.37          3
GUGGENHEIM VT MULTI-HEDGE STRATEGIES FUND..........  1.65%   COMMON SHARES     $ 9.35         19
GUGGENHEIM VT MULTI-HEDGE STRATEGIES FUND..........  1.70%   COMMON SHARES     $ 9.34          1

INVESCO V.I. DIVERSIFIED DIVIDEND FUND.............  1.30%     SERIES II       $12.26         83
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.............  1.55%     SERIES II       $12.17         38
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.............  1.65%     SERIES II       $12.13         56
INVESCO V.I. DIVERSIFIED DIVIDEND FUND.............  1.70%     SERIES II       $12.11          2

INVESCO V.I. GLOBAL REAL ESTATE FUND...............  0.65%     SERIES II       $11.42         --
INVESCO V.I. GLOBAL REAL ESTATE FUND...............  1.30%     SERIES II       $13.74      1,078
INVESCO V.I. GLOBAL REAL ESTATE FUND...............  1.55%     SERIES II       $13.63        168
INVESCO V.I. GLOBAL REAL ESTATE FUND...............  1.65%     SERIES II       $13.59        526
INVESCO V.I. GLOBAL REAL ESTATE FUND...............  1.70%     SERIES II       $13.57         57

INVESCO V.I. HIGH YIELD FUND.......................  0.65%     SERIES II       $11.60         --
INVESCO V.I. HIGH YIELD FUND.......................  1.30%     SERIES II       $11.19        207
INVESCO V.I. HIGH YIELD FUND.......................  1.55%     SERIES II       $11.13         57
INVESCO V.I. HIGH YIELD FUND.......................  1.65%     SERIES II       $11.11        130
INVESCO V.I. HIGH YIELD FUND.......................  1.70%     SERIES II       $11.10          8

INVESCO V.I. INTERNATIONAL GROWTH FUND.............  0.65%     SERIES II       $10.52         --
INVESCO V.I. INTERNATIONAL GROWTH FUND.............  1.30%     SERIES II       $11.90        645
INVESCO V.I. INTERNATIONAL GROWTH FUND.............  1.55%     SERIES II       $11.81        131
INVESCO V.I. INTERNATIONAL GROWTH FUND.............  1.65%     SERIES II       $11.77        258
INVESCO V.I. INTERNATIONAL GROWTH FUND.............  1.70%     SERIES II       $11.75         14

INVESCO V.I. MID CAP CORE EQUITY FUND..............  1.30%     SERIES II       $11.76        189
INVESCO V.I. MID CAP CORE EQUITY FUND..............  1.55%     SERIES II       $11.66         30
INVESCO V.I. MID CAP CORE EQUITY FUND..............  1.65%     SERIES II       $11.63         56
INVESCO V.I. MID CAP CORE EQUITY FUND..............  1.70%     SERIES II       $11.61          3

INVESCO V.I. SMALL CAP EQUITY FUND.................  1.30%     SERIES II       $14.80        112
INVESCO V.I. SMALL CAP EQUITY FUND.................  1.55%     SERIES II       $14.68         53
INVESCO V.I. SMALL CAP EQUITY FUND.................  1.65%     SERIES II       $14.64         47
INVESCO V.I. SMALL CAP EQUITY FUND.................  1.70%     SERIES II       $14.61          8
INVESCO VAN KAMPEN V.I AMERICAN FRANCHISE FUND.....  1.30%     SERIES II       $13.74         15
INVESCO VAN KAMPEN V.I AMERICAN FRANCHISE FUND.....  1.55%     SERIES II       $13.63          2
INVESCO VAN KAMPEN V.I AMERICAN FRANCHISE FUND.....  1.65%     SERIES II       $13.59         10
INVESCO VAN KAMPEN V.I AMERICAN FRANCHISE FUND.....  1.70%     SERIES II       $13.57          1

IVY FUNDS VIP ASSET STRATEGY.......................  1.30%   COMMON SHARES     $10.60        525
IVY FUNDS VIP ASSET STRATEGY.......................  1.55%   COMMON SHARES     $10.55         49
IVY FUNDS VIP ASSET STRATEGY.......................  1.65%   COMMON SHARES     $10.53        428
IVY FUNDS VIP ASSET STRATEGY.......................  1.70%   COMMON SHARES     $10.52         23

IVY FUNDS VIP DIVIDEND OPPORTUNITIES...............  0.65%   COMMON SHARES     $11.19         --
IVY FUNDS VIP DIVIDEND OPPORTUNITIES...............  1.30%   COMMON SHARES     $12.25        363
IVY FUNDS VIP DIVIDEND OPPORTUNITIES...............  1.55%   COMMON SHARES     $12.16        151

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                                  UNITS
                                                           CONTRACT                            OUTSTANDING
                                                           CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                           -------- --------------- ---------- -----------
IVY FUNDS VIP DIVIDEND OPPORTUNITIES......................  1.65%   COMMON SHARES     $12.12        198
IVY FUNDS VIP DIVIDEND OPPORTUNITIES......................  1.70%   COMMON SHARES     $12.10         25

IVY FUNDS VIP ENERGY......................................  0.65%   COMMON SHARES     $10.11         --
IVY FUNDS VIP ENERGY......................................  1.30%   COMMON SHARES     $11.16        510
IVY FUNDS VIP ENERGY......................................  1.55%   COMMON SHARES     $11.07        160
IVY FUNDS VIP ENERGY......................................  1.65%   COMMON SHARES     $11.03        200
IVY FUNDS VIP ENERGY......................................  1.70%   COMMON SHARES     $11.02         15

IVY FUNDS VIP GLOBAL NATURAL RESOURCES....................  0.65%   COMMON SHARES     $ 8.80          3
IVY FUNDS VIP GLOBAL NATURAL RESOURCES....................  1.30%   COMMON SHARES     $ 9.32        518
IVY FUNDS VIP GLOBAL NATURAL RESOURCES....................  1.55%   COMMON SHARES     $ 9.25        125
IVY FUNDS VIP GLOBAL NATURAL RESOURCES....................  1.65%   COMMON SHARES     $ 9.22        243
IVY FUNDS VIP GLOBAL NATURAL RESOURCES....................  1.70%   COMMON SHARES     $ 9.21         26

IVY FUNDS VIP HIGH INCOME.................................  0.65%   COMMON SHARES     $12.43          3
IVY FUNDS VIP HIGH INCOME.................................  1.30%   COMMON SHARES     $14.20      1,136
IVY FUNDS VIP HIGH INCOME.................................  1.55%   COMMON SHARES     $14.09        303
IVY FUNDS VIP HIGH INCOME.................................  1.65%   COMMON SHARES     $14.04        839
IVY FUNDS VIP HIGH INCOME.................................  1.70%   COMMON SHARES     $14.02        159

IVY FUNDS VIP MID CAP GROWTH..............................  1.30%   COMMON SHARES     $14.89        529
IVY FUNDS VIP MID CAP GROWTH..............................  1.55%   COMMON SHARES     $14.78        129
IVY FUNDS VIP MID CAP GROWTH..............................  1.65%   COMMON SHARES     $14.73        307
IVY FUNDS VIP MID CAP GROWTH..............................  1.70%   COMMON SHARES     $14.71         24

IVY FUNDS VIP SCIENCE AND TECHNOLOGY......................  1.30%   COMMON SHARES     $13.87        455
IVY FUNDS VIP SCIENCE AND TECHNOLOGY......................  1.55%   COMMON SHARES     $13.76        146
IVY FUNDS VIP SCIENCE AND TECHNOLOGY......................  1.65%   COMMON SHARES     $13.71        141
IVY FUNDS VIP SCIENCE AND TECHNOLOGY......................  1.70%   COMMON SHARES     $13.69         17

IVY FUNDS VIP SMALL CAP GROWTH............................  1.30%   COMMON SHARES     $12.31        273
IVY FUNDS VIP SMALL CAP GROWTH............................  1.55%   COMMON SHARES     $12.21         65
IVY FUNDS VIP SMALL CAP GROWTH............................  1.65%   COMMON SHARES     $12.17        149
IVY FUNDS VIP SMALL CAP GROWTH............................  1.70%   COMMON SHARES     $12.15          3

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.......  0.65%   SERVICE SHARES    $ 9.81          1
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.......  1.30%   SERVICE SHARES    $12.05      1,915
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.......  1.55%   SERVICE SHARES    $11.96        476
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.......  1.65%   SERVICE SHARES    $11.92        976
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.......  1.70%   SERVICE SHARES    $11.90         59

LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.......  1.30%     VC SHARES       $11.17         96
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.......  1.55%     VC SHARES       $11.12         36
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.......  1.65%     VC SHARES       $11.10         63
LORD ABBETT SERIES FUND -- BOND DEBENTURE PORTFOLIO.......  1.70%     VC SHARES       $11.08         16

LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO........  1.30%     VC SHARES       $ 9.89        106
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO........  1.55%     VC SHARES       $ 9.84         15
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO........  1.65%     VC SHARES       $ 9.82         37
LORD ABBETT SERIES FUND -- CLASSIC STOCK PORTFOLIO........  1.70%     VC SHARES       $ 9.81          1

LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO.  1.30%     VC SHARES       $ 9.36         61
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO.  1.55%     VC SHARES       $ 9.32         22
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO.  1.65%     VC SHARES       $ 9.30         33
LORD ABBETT SERIES FUND -- GROWTH OPPORTUNITIES PORTFOLIO.  1.70%     VC SHARES       $ 9.29          3

MFS(R) INTERNATIONAL VALUE PORTFOLIO......................  1.30%   SERVICE CLASS     $12.01      1,023
MFS(R) INTERNATIONAL VALUE PORTFOLIO......................  1.55%   SERVICE CLASS     $11.92        270

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                             UNITS
                                      CONTRACT                            OUTSTANDING
                                      CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                      -------- --------------- ---------- -----------
MFS(R) INTERNATIONAL VALUE PORTFOLIO.  1.65%    SERVICE CLASS    $11.88        387
MFS(R) INTERNATIONAL VALUE PORTFOLIO.  1.70%    SERVICE CLASS    $11.86         28

MFS(R) INVESTORS GROWTH STOCK SERIES.  1.30%    SERVICE CLASS    $13.18        169
MFS(R) INVESTORS GROWTH STOCK SERIES.  1.55%    SERVICE CLASS    $13.08         65
MFS(R) INVESTORS GROWTH STOCK SERIES.  1.65%    SERVICE CLASS    $13.04         70
MFS(R) INVESTORS GROWTH STOCK SERIES.  1.70%    SERVICE CLASS    $13.02          5

MFS(R) INVESTORS TRUST SERIES........  0.65%    SERVICE CLASS    $11.75         --
MFS(R) INVESTORS TRUST SERIES........  1.30%    SERVICE CLASS    $12.75        170
MFS(R) INVESTORS TRUST SERIES........  1.55%    SERVICE CLASS    $12.65         46
MFS(R) INVESTORS TRUST SERIES........  1.65%    SERVICE CLASS    $12.61         67
MFS(R) INVESTORS TRUST SERIES........  1.70%    SERVICE CLASS    $12.59          4

MFS(R) TECHNOLOGY PORTFOLIO..........  1.30%    SERVICE CLASS    $13.69        196
MFS(R) TECHNOLOGY PORTFOLIO..........  1.55%    SERVICE CLASS    $13.59         75
MFS(R) TECHNOLOGY PORTFOLIO..........  1.65%    SERVICE CLASS    $13.54         77
MFS(R) TECHNOLOGY PORTFOLIO..........  1.70%    SERVICE CLASS    $13.52          4

MFS(R) UTILITIES SERIES..............  0.65%    SERVICE CLASS    $12.05          2
MFS(R) UTILITIES SERIES..............  1.30%    SERVICE CLASS    $13.86        355
MFS(R) UTILITIES SERIES..............  1.55%    SERVICE CLASS    $13.75         86
MFS(R) UTILITIES SERIES..............  1.65%    SERVICE CLASS    $13.71        182
MFS(R) UTILITIES SERIES..............  1.70%    SERVICE CLASS    $13.68         27

MULTIMANAGER AGGRESSIVE EQUITY.......  0.95%          B          $62.92         --
MULTIMANAGER AGGRESSIVE EQUITY.......  1.20%          B          $58.77        740
MULTIMANAGER AGGRESSIVE EQUITY.......  1.25%          B          $12.47      4,037
MULTIMANAGER AGGRESSIVE EQUITY.......  1.30%          B          $12.30      3,523
MULTIMANAGER AGGRESSIVE EQUITY.......  1.35%          B          $56.42        251
MULTIMANAGER AGGRESSIVE EQUITY.......  1.40%          B          $55.65      1,311
MULTIMANAGER AGGRESSIVE EQUITY.......  1.50%          B          $12.18      6,526
MULTIMANAGER AGGRESSIVE EQUITY.......  1.55%          B          $53.41        840
MULTIMANAGER AGGRESSIVE EQUITY.......  1.60%          B          $52.69        537
MULTIMANAGER AGGRESSIVE EQUITY.......  1.65%          B          $12.01      6,994
MULTIMANAGER AGGRESSIVE EQUITY.......  1.70%          B          $51.27        179
MULTIMANAGER AGGRESSIVE EQUITY.......  1.80%          B          $49.88          7
MULTIMANAGER AGGRESSIVE EQUITY.......  1.90%          B          $48.53         --

MULTIMANAGER CORE BOND...............  1.20%          B          $15.07      6,850
MULTIMANAGER CORE BOND...............  1.25%          B          $13.93      9,296
MULTIMANAGER CORE BOND...............  1.30%          B          $13.90     16,972
MULTIMANAGER CORE BOND...............  1.35%          B          $14.82        798
MULTIMANAGER CORE BOND...............  1.40%          B          $14.74     12,287
MULTIMANAGER CORE BOND...............  1.50%          B          $13.61     15,351
MULTIMANAGER CORE BOND...............  1.55%          B          $14.49     13,810
MULTIMANAGER CORE BOND...............  1.60%          B          $14.41      3,731
MULTIMANAGER CORE BOND...............  1.65%          B          $13.42     19,491
MULTIMANAGER CORE BOND...............  1.65%          B          $13.42      5,734
MULTIMANAGER CORE BOND...............  1.70%          B          $14.25      2,885
MULTIMANAGER CORE BOND...............  1.80%          B          $14.09         17
MULTIMANAGER CORE BOND...............  1.90%          B          $13.93          2

MULTIMANAGER INTERNATIONAL EQUITY....  1.20%          B          $12.64      1,802
MULTIMANAGER INTERNATIONAL EQUITY....  1.25%          B          $13.64      2,737
MULTIMANAGER INTERNATIONAL EQUITY....  1.30%          B          $13.56      3,570

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                    -------- --------------- ---------- -----------
MULTIMANAGER INTERNATIONAL EQUITY..  1.35%          B          $12.43        284
MULTIMANAGER INTERNATIONAL EQUITY..  1.40%          B          $12.36      2,996
MULTIMANAGER INTERNATIONAL EQUITY..  1.50%          B          $13.32      4,170
MULTIMANAGER INTERNATIONAL EQUITY..  1.55%          B          $12.15      3,643
MULTIMANAGER INTERNATIONAL EQUITY..  1.60%          B          $12.09        993
MULTIMANAGER INTERNATIONAL EQUITY..  1.65%          B          $13.13      6,284
MULTIMANAGER INTERNATIONAL EQUITY..  1.70%          B          $11.95        636
MULTIMANAGER INTERNATIONAL EQUITY..  1.80%          B          $11.82          6
MULTIMANAGER INTERNATIONAL EQUITY..  1.90%          B          $11.69          1

MULTIMANAGER LARGE CAP CORE EQUITY.  1.20%          B          $11.50      1,162
MULTIMANAGER LARGE CAP CORE EQUITY.  1.25%          B          $12.52        735
MULTIMANAGER LARGE CAP CORE EQUITY.  1.30%          B          $12.45        941
MULTIMANAGER LARGE CAP CORE EQUITY.  1.35%          B          $11.31        118
MULTIMANAGER LARGE CAP CORE EQUITY.  1.40%          B          $11.25      2,078
MULTIMANAGER LARGE CAP CORE EQUITY.  1.50%          B          $12.23      1,305
MULTIMANAGER LARGE CAP CORE EQUITY.  1.55%          B          $11.06      1,148
MULTIMANAGER LARGE CAP CORE EQUITY.  1.60%          B          $11.00        691
MULTIMANAGER LARGE CAP CORE EQUITY.  1.65%          B          $12.05      2,598
MULTIMANAGER LARGE CAP CORE EQUITY.  1.70%          B          $10.88        327
MULTIMANAGER LARGE CAP CORE EQUITY.  1.80%          B          $10.76          1

MULTIMANAGER LARGE CAP VALUE.......  0.95%          B          $13.61         12
MULTIMANAGER LARGE CAP VALUE.......  1.20%          B          $13.24      2,161
MULTIMANAGER LARGE CAP VALUE.......  1.25%          B          $14.24      2,285
MULTIMANAGER LARGE CAP VALUE.......  1.30%          B          $14.16      2,656
MULTIMANAGER LARGE CAP VALUE.......  1.35%          B          $13.02        233
MULTIMANAGER LARGE CAP VALUE.......  1.40%          B          $12.95      3,561
MULTIMANAGER LARGE CAP VALUE.......  1.50%          B          $13.91      3,778
MULTIMANAGER LARGE CAP VALUE.......  1.55%          B          $12.73      2,554
MULTIMANAGER LARGE CAP VALUE.......  1.60%          B          $12.66      1,494
MULTIMANAGER LARGE CAP VALUE.......  1.65%          B          $13.71      4,689
MULTIMANAGER LARGE CAP VALUE.......  1.70%          B          $12.52        677
MULTIMANAGER LARGE CAP VALUE.......  1.80%          B          $12.38         26
MULTIMANAGER LARGE CAP VALUE.......  1.90%          B          $12.24          2

MULTIMANAGER MID CAP GROWTH........  0.95%          B          $12.72         --
MULTIMANAGER MID CAP GROWTH........  1.20%          B          $12.37      2,661
MULTIMANAGER MID CAP GROWTH........  1.25%          B          $15.09      1,900
MULTIMANAGER MID CAP GROWTH........  1.30%          B          $15.01      2,105
MULTIMANAGER MID CAP GROWTH........  1.35%          B          $12.17        286
MULTIMANAGER MID CAP GROWTH........  1.40%          B          $12.10      4,274
MULTIMANAGER MID CAP GROWTH........  1.50%          B          $14.74      2,772
MULTIMANAGER MID CAP GROWTH........  1.55%          B          $11.90      2,319
MULTIMANAGER MID CAP GROWTH........  1.60%          B          $11.83      1,591
MULTIMANAGER MID CAP GROWTH........  1.65%          B          $14.53      4,108
MULTIMANAGER MID CAP GROWTH........  1.70%          B          $11.70      1,046
MULTIMANAGER MID CAP GROWTH........  1.80%          B          $11.57          8
MULTIMANAGER MID CAP GROWTH........  1.90%          B          $11.44          2

MULTIMANAGER MID CAP VALUE.........  0.95%          B          $15.43         --
MULTIMANAGER MID CAP VALUE.........  1.20%          B          $15.00      2,180
MULTIMANAGER MID CAP VALUE.........  1.25%          B          $16.03      2,054
MULTIMANAGER MID CAP VALUE.........  1.30%          B          $15.94      2,825

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                       UNITS
                                CONTRACT                            OUTSTANDING
                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                -------- --------------- ---------- -----------
MULTIMANAGER MID CAP VALUE.....  1.35%          B          $14.76        250
MULTIMANAGER MID CAP VALUE.....  1.40%          B          $14.67      3,771
MULTIMANAGER MID CAP VALUE.....  1.50%          B          $15.66      3,171
MULTIMANAGER MID CAP VALUE.....  1.55%          B          $14.43      2,680
MULTIMANAGER MID CAP VALUE.....  1.60%          B          $14.35      1,364
MULTIMANAGER MID CAP VALUE.....  1.65%          B          $15.44      4,458
MULTIMANAGER MID CAP VALUE.....  1.70%          B          $14.19        641
MULTIMANAGER MID CAP VALUE.....  1.80%          B          $14.03          9
MULTIMANAGER MID CAP VALUE.....  1.90%          B          $13.88          1

MULTIMANAGER MULTI-SECTOR BOND.  0.95%          B          $33.96          2
MULTIMANAGER MULTI-SECTOR BOND.  1.20%          B          $31.79      1,863
MULTIMANAGER MULTI-SECTOR BOND.  1.25%          B          $11.90      5,915
MULTIMANAGER MULTI-SECTOR BOND.  1.30%          B          $11.74      4,228
MULTIMANAGER MULTI-SECTOR BOND.  1.35%          B          $30.56        864
MULTIMANAGER MULTI-SECTOR BOND.  1.40%          B          $30.16      3,091
MULTIMANAGER MULTI-SECTOR BOND.  1.50%          B          $11.62      9,836
MULTIMANAGER MULTI-SECTOR BOND.  1.55%          B          $28.99      2,318
MULTIMANAGER MULTI-SECTOR BOND.  1.60%          B          $28.61      1,439
MULTIMANAGER MULTI-SECTOR BOND.  1.65%          B          $11.46      9,362
MULTIMANAGER MULTI-SECTOR BOND.  1.70%          B          $27.87        635
MULTIMANAGER MULTI-SECTOR BOND.  1.80%          B          $27.14          6
MULTIMANAGER MULTI-SECTOR BOND.  1.90%          B          $26.43         --

MULTIMANAGER SMALL CAP GROWTH..  0.95%          B          $ 8.30         --
MULTIMANAGER SMALL CAP GROWTH..  1.20%          B          $ 8.01        451
MULTIMANAGER SMALL CAP GROWTH..  1.25%          B          $ 7.96      2,779
MULTIMANAGER SMALL CAP GROWTH..  1.30%          B          $ 4.55      6,860
MULTIMANAGER SMALL CAP GROWTH..  1.35%          B          $ 7.84        212
MULTIMANAGER SMALL CAP GROWTH..  1.40%          B          $ 7.79        857
MULTIMANAGER SMALL CAP GROWTH..  1.50%          B          $ 7.68      4,307
MULTIMANAGER SMALL CAP GROWTH..  1.55%          B          $ 7.62      4,047
MULTIMANAGER SMALL CAP GROWTH..  1.60%          B          $ 7.57        204
MULTIMANAGER SMALL CAP GROWTH..  1.65%          B          $ 7.51      5,906
MULTIMANAGER SMALL CAP GROWTH..  1.70%          B          $ 7.46        579
MULTIMANAGER SMALL CAP GROWTH..  1.80%          B          $ 7.35         --

MULTIMANAGER SMALL CAP VALUE...  0.95%          B          $18.04          2
MULTIMANAGER SMALL CAP VALUE...  1.20%          B          $17.37      2,695
MULTIMANAGER SMALL CAP VALUE...  1.25%          B          $13.03      3,860
MULTIMANAGER SMALL CAP VALUE...  1.30%          B          $12.93      1,469
MULTIMANAGER SMALL CAP VALUE...  1.35%          B          $16.98      1,331
MULTIMANAGER SMALL CAP VALUE...  1.40%          B          $16.85      3,517
MULTIMANAGER SMALL CAP VALUE...  1.50%          B          $12.73      4,933
MULTIMANAGER SMALL CAP VALUE...  1.55%          B          $16.47      1,583
MULTIMANAGER SMALL CAP VALUE...  1.60%          B          $16.35      1,781
MULTIMANAGER SMALL CAP VALUE...  1.65%          B          $12.55      4,602
MULTIMANAGER SMALL CAP VALUE...  1.70%          B          $16.10        475
MULTIMANAGER SMALL CAP VALUE...  1.80%          B          $15.85         19
MULTIMANAGER SMALL CAP VALUE...  1.90%          B          $15.61          4

MULTIMANAGER TECHNOLOGY........  0.95%          B          $12.86          8
MULTIMANAGER TECHNOLOGY........  1.20%          B          $12.51      1,699
MULTIMANAGER TECHNOLOGY........  1.25%          B          $14.55      2,420

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                       -------- --------------- ---------- -----------
MULTIMANAGER TECHNOLOGY...............................  1.30%          B          $14.47      3,481
MULTIMANAGER TECHNOLOGY...............................  1.35%          B          $12.30        443
MULTIMANAGER TECHNOLOGY...............................  1.40%          B          $12.24      3,690
MULTIMANAGER TECHNOLOGY...............................  1.50%          B          $14.21      4,809
MULTIMANAGER TECHNOLOGY...............................  1.55%          B          $12.03      5,169
MULTIMANAGER TECHNOLOGY...............................  1.60%          B          $11.96      1,482
MULTIMANAGER TECHNOLOGY...............................  1.65%          B          $14.01      5,209
MULTIMANAGER TECHNOLOGY...............................  1.70%          B          $11.83        572
MULTIMANAGER TECHNOLOGY...............................  1.80%          B          $11.70         13

MUTUAL SHARES SECURITIES FUND.........................  1.30%       CLASS 2       $11.83        384
MUTUAL SHARES SECURITIES FUND.........................  1.55%       CLASS 2       $11.74         61
MUTUAL SHARES SECURITIES FUND.........................  1.65%       CLASS 2       $11.70        131
MUTUAL SHARES SECURITIES FUND.........................  1.70%       CLASS 2       $11.68         18

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  0.65%    ADVISOR CLASS    $ 9.95         --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  1.30%    ADVISOR CLASS    $12.27        711
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  1.55%    ADVISOR CLASS    $12.18         97
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  1.65%    ADVISOR CLASS    $12.14        354
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  1.70%    ADVISOR CLASS    $12.12         63

PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
 PORTFOLIO............................................  0.65%    ADVISOR CLASS    $11.79          1
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
 PORTFOLIO............................................  1.30%    ADVISOR CLASS    $13.55        544
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
 PORTFOLIO............................................  1.55%    ADVISOR CLASS    $13.44        138
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
 PORTFOLIO............................................  1.65%    ADVISOR CLASS    $13.40        321
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
 PORTFOLIO............................................  1.70%    ADVISOR CLASS    $13.37         65

PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  0.65%    ADVISOR CLASS    $11.44          1
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  1.30%    ADVISOR CLASS    $12.56      2,023
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  1.55%    ADVISOR CLASS    $12.46        362
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  1.65%    ADVISOR CLASS    $12.42      1,346
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..  1.70%    ADVISOR CLASS    $12.40        276

PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  0.65%    ADVISOR CLASS    $10.88          9
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  1.30%    ADVISOR CLASS    $11.75      3,557
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  1.55%    ADVISOR CLASS    $11.66        635
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  1.65%    ADVISOR CLASS    $11.62      2,126
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.  1.70%    ADVISOR CLASS    $11.60        499

PROFUND VP BEAR.......................................  1.30%    COMMON SHARES    $ 5.81         58
PROFUND VP BEAR.......................................  1.55%    COMMON SHARES    $ 5.76         35
PROFUND VP BEAR.......................................  1.65%    COMMON SHARES    $ 5.74         28
PROFUND VP BEAR.......................................  1.70%    COMMON SHARES    $ 5.73          2

PROFUND VP BIOTECHNOLOGY..............................  1.30%    COMMON SHARES    $15.29        148
PROFUND VP BIOTECHNOLOGY..............................  1.55%    COMMON SHARES    $15.17         49

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2012

                                                                                     UNITS
                                              CONTRACT                            OUTSTANDING
                                              CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                              -------- --------------- ---------- -----------
PROFUND VP BIOTECHNOLOGY.....................  1.65%   COMMON SHARES     $15.12         79
PROFUND VP BIOTECHNOLOGY.....................  1.70%   COMMON SHARES     $15.09          2

T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......  0.65%      CLASS II       $15.01         --
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......  1.30%      CLASS II       $16.89        401
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......  1.55%      CLASS II       $16.75         97
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......  1.65%      CLASS II       $16.70        132
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO......  1.70%      CLASS II       $16.67          5

TEMPLETON DEVELOPING MARKETS SECURITIES FUND.  1.30%      CLASS 2        $11.09        269
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.  1.55%      CLASS 2        $11.00         53
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.  1.65%      CLASS 2        $10.96        137
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.  1.70%      CLASS 2        $10.95          3

TEMPLETON FOREIGN SECURITIES FUND............  1.30%      CLASS 2        $11.10        239
TEMPLETON FOREIGN SECURITIES FUND............  1.55%      CLASS 2        $11.01         34
TEMPLETON FOREIGN SECURITIES FUND............  1.65%      CLASS 2        $10.98        134
TEMPLETON FOREIGN SECURITIES FUND............  1.70%      CLASS 2        $10.96         52

TEMPLETON GLOBAL BOND SECURITIES FUND........  0.65%      CLASS 2        $11.16          3
TEMPLETON GLOBAL BOND SECURITIES FUND........  1.30%      CLASS 2        $12.62      2,561
TEMPLETON GLOBAL BOND SECURITIES FUND........  1.55%      CLASS 2        $12.52        485
TEMPLETON GLOBAL BOND SECURITIES FUND........  1.65%      CLASS 2        $12.48      1,517
TEMPLETON GLOBAL BOND SECURITIES FUND........  1.70%      CLASS 2        $12.46        215

TEMPLETON GROWTH SECURITIES FUND.............  1.30%      CLASS 2        $11.30         82
TEMPLETON GROWTH SECURITIES FUND.............  1.55%      CLASS 2        $11.21          9
TEMPLETON GROWTH SECURITIES FUND.............  1.65%      CLASS 2        $11.18         11
TEMPLETON GROWTH SECURITIES FUND.............  1.70%      CLASS 2        $11.16          2

VAN ECK VIP GLOBAL HARD ASSETS FUND..........  0.65%   CLASS S SHARES    $ 9.39          8
VAN ECK VIP GLOBAL HARD ASSETS FUND..........  1.30%   CLASS S SHARES    $10.95      1,034
VAN ECK VIP GLOBAL HARD ASSETS FUND..........  1.55%   CLASS S SHARES    $10.86        223
VAN ECK VIP GLOBAL HARD ASSETS FUND..........  1.65%   CLASS S SHARES    $10.83        471
VAN ECK VIP GLOBAL HARD ASSETS FUND..........  1.70%   CLASS S SHARES    $10.81         65

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, risk, financial accounting and other expenses related to the Variable Investment Options.
** Share class reflects the shares of the mutual fund portfolio that the Variable Investment Options invest in, as further described in Note 5 of these financial statements.
+ Variable Investment Options where Units Outstanding are less than 500 are denoted by a -.
++ This Variable Investment Option is subject to a non-guaranteed fee waiver.
   If the total return on any given day is negative, the contract charges will be waived in its entirety. In 2012, the contract charges were 0.00%.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                  ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                                                                                    VPS BALANCED    VPS INTERNATIONAL
                                                                     ALL ASSET     WEALTH STRATEGY       GROWTH
                                                                   GROWTH-ALT 20*    PORTFOLIO**       PORTFOLIO**
                                                                   -------------- ----------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 79,659        $ 56,383          $ 68,094
  Expenses:
   Asset-based charges............................................      71,845          39,924            65,844
                                                                      --------        --------          --------

NET INVESTMENT INCOME (LOSS)......................................       7,814          16,459             2,250
                                                                      --------        --------          --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      17,201          14,870           (84,064)
   Realized gain distribution from The Trusts.....................     124,851              --                --
                                                                      --------        --------          --------
  Net realized gain (loss)........................................     142,052          14,870           (84,064)
                                                                      --------        --------          --------

  Change in unrealized appreciation (depreciation) of investments.     309,608         250,906           603,174
                                                                      --------        --------          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     451,660         265,776           519,110
                                                                      --------        --------          --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $459,474        $282,235          $521,360
                                                                      ========        ========          ========

                                                                   AMERICAN CENTURY AMERICAN CENTURY
                                                                   VP LARGE COMPANY VP MID CAP VALUE
                                                                      VALUE FUND          FUND
                                                                   ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $ 26,971        $  164,599
  Expenses:
   Asset-based charges............................................       22,891           125,124
                                                                       --------        ----------

NET INVESTMENT INCOME (LOSS)......................................        4,080            39,475
                                                                       --------        ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      125,936            81,581
   Realized gain distribution from The Trusts.....................           --           426,377
                                                                       --------        ----------
  Net realized gain (loss)........................................      125,936           507,958
                                                                       --------        ----------

  Change in unrealized appreciation (depreciation) of investments.       83,279           536,954
                                                                       --------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      209,215         1,044,912
                                                                       --------        ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $213,295        $1,084,387
                                                                       ========        ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
**Denotes Variable Investment Options that invest in shares of AllianceBernstein Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                   AXA AGGRESSIVE AXA BALANCED AXA CONSERVATIVE AXA CONSERVATIVE
                                                                    ALLOCATION*    STRATEGY*     ALLOCATION*    GROWTH STRATEGY*
                                                                   -------------- ------------ ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $  22,177,050  $ 9,041,172    $ 16,769,272     $ 4,729,144
  Expenses:
   Asset-based charges............................................    40,330,124   15,510,367      30,233,967       8,114,531
                                                                   -------------  -----------    ------------     -----------

NET INVESTMENT INCOME (LOSS)......................................   (18,153,074)  (6,469,195)    (13,464,695)     (3,385,387)
                                                                   -------------  -----------    ------------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (163,259,858)   4,497,212       2,858,498       2,252,377
   Realized gain distribution from The Trusts.....................    34,975,910           --      27,699,793              --
                                                                   -------------  -----------    ------------     -----------
  Net realized gain (loss)........................................  (128,283,948)   4,497,212      30,558,291       2,252,377
                                                                   -------------  -----------    ------------     -----------

  Change in unrealized appreciation (depreciation) of investments.   458,867,595   70,120,688      43,254,626      29,875,274
                                                                   -------------  -----------    ------------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   330,583,647   74,617,900      73,812,917      32,127,651
                                                                   -------------  -----------    ------------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $ 312,430,573  $68,148,705    $ 60,348,222     $28,742,264
                                                                   =============  ===========    ============     ===========

                                                                   AXA CONSERVATIVE
                                                                      STRATEGY*
                                                                   ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 3,408,172
  Expenses:
   Asset-based charges............................................     5,471,289
                                                                     -----------

NET INVESTMENT INCOME (LOSS)......................................    (2,063,117)
                                                                     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     1,554,719
   Realized gain distribution from The Trusts.....................            --
                                                                     -----------
  Net realized gain (loss)........................................     1,554,719
                                                                     -----------

  Change in unrealized appreciation (depreciation) of investments.    10,842,844
                                                                     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    12,397,563
                                                                     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $10,334,446
                                                                     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                   AXA CONSERVATIVE-PLUS  AXA GROWTH   AXA MODERATE
                                                                        ALLOCATION*       STRATEGY*    ALLOCATION*
                                                                   --------------------- -----------  -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $ 13,389,912      $ 7,365,897  $  52,246,084
  Expenses:
   Asset-based charges............................................       25,071,842       13,098,204    102,342,434
                                                                       ------------      -----------  -------------

NET INVESTMENT INCOME (LOSS)......................................      (11,681,930)      (5,732,307)   (50,096,350)
                                                                       ------------      -----------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (23,915,711)       6,055,060   (166,202,094)
   Realized gain distribution from The Trusts.....................       22,821,408               --     79,304,508
                                                                       ------------      -----------  -------------
  Net realized gain (loss)........................................       (1,094,303)       6,055,060    (86,897,586)
                                                                       ------------      -----------  -------------

  Change in unrealized appreciation (depreciation) of investments.      106,819,312       76,852,004    611,536,153
                                                                       ------------      -----------  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      105,725,009       82,907,064    524,638,567
                                                                       ------------      -----------  -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $ 94,043,079      $77,174,757  $ 474,542,217
                                                                       ============      ===========  =============

                                                                     AXA MODERATE   AXA MODERATE-PLUS
                                                                   GROWTH STRATEGY*    ALLOCATION*
                                                                   ---------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 20,344,979    $   74,792,105
  Expenses:
   Asset-based charges............................................     39,316,441       146,112,587
                                                                     ------------    --------------

NET INVESTMENT INCOME (LOSS)......................................    (18,971,462)      (71,320,482)
                                                                     ------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     11,342,142      (355,994,020)
   Realized gain distribution from The Trusts.....................             --       147,754,493
                                                                     ------------    --------------
  Net realized gain (loss)........................................     11,342,142      (208,239,527)
                                                                     ------------    --------------

  Change in unrealized appreciation (depreciation) of investments.    209,834,831     1,186,796,460
                                                                     ------------    --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    221,176,973       978,556,933
                                                                     ------------    --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $202,205,511    $  907,236,451
                                                                     ============    ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                                            AXA TACTICAL
                                                                   AXA TACTICAL AXA TACTICAL AXA TACTICAL     MANAGER
                                                                   MANAGER 400* MANAGER 500* MANAGER 2000* INTERNATIONAL*
                                                                   ------------ ------------ ------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $  129,490  $   860,335   $  205,537    $   642,969
  Expenses:
   Asset-based charges............................................     828,608    2,019,149      904,220      1,455,702
                                                                    ----------  -----------   ----------    -----------

NET INVESTMENT INCOME (LOSS)......................................    (699,118)  (1,158,814)    (698,683)      (812,733)
                                                                    ----------  -----------   ----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     546,518    1,792,082      520,335        187,892
   Realized gain distribution from The Trusts.....................     472,821    1,961,727      831,112             --
                                                                    ----------  -----------   ----------    -----------
  Net realized gain (loss)........................................   1,019,339    3,753,809    1,351,447        187,892
                                                                    ----------  -----------   ----------    -----------

  Change in unrealized appreciation (depreciation) of investments.   7,109,268   12,922,809    7,059,438     14,915,004
                                                                    ----------  -----------   ----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   8,128,607   16,676,618    8,410,885     15,102,896
                                                                    ----------  -----------   ----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $7,429,489  $15,517,804   $7,712,202    $14,290,163
                                                                    ==========  ===========   ==========    ===========

                                                                    AXA ULTRA
                                                                   CONSERVATIVE
                                                                    STRATEGY*
                                                                   ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $1,230
  Expenses:
   Asset-based charges............................................     1,346
                                                                      ------

NET INVESTMENT INCOME (LOSS)......................................      (116)
                                                                      ------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     3,717
   Realized gain distribution from The Trusts.....................     2,910
                                                                      ------
  Net realized gain (loss)........................................     6,627
                                                                      ------

  Change in unrealized appreciation (depreciation) of investments.      (795)
                                                                      ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     5,832
                                                                      ------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $5,716
                                                                      ======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                   BLACKROCK GLOBAL BLACKROCK LARGE EQ/ALLIANCEBERNSTEIN
                                                                   ALLOCATION V.I.  CAP GROWTH V.I.    DYNAMIC WEALTH
                                                                         FUND            FUND       STRATEGIES PORTFOLIO*
                                                                   ---------------- --------------- ---------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $  546,001       $ 78,042          $ 1,449,747
  Expenses:
   Asset-based charges............................................       526,894         91,018            3,348,912
                                                                      ----------       --------          -----------

NET INVESTMENT INCOME (LOSS)......................................        19,107        (12,976)          (1,899,165)
                                                                      ----------       --------          -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       359,955        140,249            1,144,379
   Realized gain distribution from The Trusts.....................       123,043        480,579            1,512,421
                                                                      ----------       --------          -----------
  Net realized gain (loss)........................................       482,998        620,828            2,656,800
                                                                      ----------       --------          -----------

  Change in unrealized appreciation (depreciation) of investments.     2,197,597         78,892           10,288,959
                                                                      ----------       --------          -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     2,680,595        699,720           12,945,759
                                                                      ----------       --------          -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $2,699,702       $686,744          $11,046,594
                                                                      ==========       ========          ===========

                                                                                        EQ/AXA FRANKLIN
                                                                   EQ/ALLIANCEBERNSTEIN SMALL CAP VALUE
                                                                    SMALL CAP GROWTH*        CORE*
                                                                   -------------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $ 1,022,111        $   905,835
  Expenses:
   Asset-based charges............................................       6,879,484          1,951,024
                                                                       -----------        -----------

NET INVESTMENT INCOME (LOSS)......................................      (5,857,373)        (1,045,189)
                                                                       -----------        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      11,868,847          7,866,906
   Realized gain distribution from The Trusts.....................      28,536,871                 --
                                                                       -----------        -----------
  Net realized gain (loss)........................................      40,405,718          7,866,906
                                                                       -----------        -----------

  Change in unrealized appreciation (depreciation) of investments.      24,365,110         11,312,282
                                                                       -----------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      64,770,828         19,179,188
                                                                       -----------        -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $58,913,455        $18,133,999
                                                                       ===========        ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                   EQ/BLACKROCK     EQ/BOSTON     EQ/CALVERT   EQ/CAPITAL
                                                                   BASIC VALUE   ADVISORS EQUITY   SOCIALLY     GUARDIAN
                                                                     EQUITY*         INCOME*     RESPONSIBLE*  RESEARCH*
                                                                   ------------  --------------- ------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $ 13,868,653    $ 5,431,938    $  460,798  $  7,878,625
  Expenses:
   Asset-based charges............................................   13,213,402      3,762,695       685,499    12,881,506
                                                                   ------------    -----------    ----------  ------------

NET INVESTMENT INCOME (LOSS)......................................      655,251      1,669,243      (224,701)   (5,002,881)
                                                                   ------------    -----------    ----------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   (5,536,706)     4,496,354       150,774    12,770,317
   Realized gain distribution from The Trusts.....................           --      3,288,286            --            --
                                                                   ------------    -----------    ----------  ------------
  Net realized gain (loss)........................................   (5,536,706)     7,784,640       150,774    12,770,317
                                                                   ------------    -----------    ----------  ------------

  Change in unrealized appreciation (depreciation) of investments.  105,526,867     27,044,241     6,468,968   119,811,689
                                                                   ------------    -----------    ----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   99,990,161     34,828,881     6,619,742   132,582,006
                                                                   ------------    -----------    ----------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $100,645,412    $36,498,124    $6,395,041  $127,579,125
                                                                   ============    ===========    ==========  ============

                                                                    EQ/COMMON
                                                                      STOCK
                                                                     INDEX*
                                                                   -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $11,718,772
  Expenses:
   Asset-based charges............................................  10,937,375
                                                                   -----------

NET INVESTMENT INCOME (LOSS)......................................     781,397
                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   3,385,321
   Realized gain distribution from The Trusts.....................          --
                                                                   -----------
  Net realized gain (loss)........................................   3,385,321
                                                                   -----------

  Change in unrealized appreciation (depreciation) of investments.  93,781,377
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  97,166,698
                                                                   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $97,948,095
                                                                   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                   EQ/CORE BOND EQ/DAVIS NEW YORK EQ/EQUITY 500 EQ/EQUITY GROWTH
                                                                      INDEX*        VENTURE*         INDEX*          PLUS*
                                                                   ------------ ----------------- ------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $17,955,252     $ 2,717,006    $ 21,618,870    $  6,481,909
  Expenses:
   Asset-based charges............................................  17,883,557       4,866,573      18,653,596      15,871,057
                                                                   -----------     -----------    ------------    ------------

NET INVESTMENT INCOME (LOSS)......................................      71,695      (2,149,567)      2,965,274      (9,389,148)
                                                                   -----------     -----------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (4,237,062)            512      15,164,008         849,625
   Realized gain distribution from The Trusts.....................          --              --         546,622              --
                                                                   -----------     -----------    ------------    ------------
  Net realized gain (loss)........................................  (4,237,062)            512      15,710,630         849,625
                                                                   -----------     -----------    ------------    ------------

  Change in unrealized appreciation (depreciation) of investments.  24,086,418      33,365,285     139,108,887     136,740,424
                                                                   -----------     -----------    ------------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  19,849,356      33,365,797     154,819,517     137,590,049
                                                                   -----------     -----------    ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $19,921,051     $31,216,230    $157,784,791    $128,200,901
                                                                   ===========     ===========    ============    ============

                                                                   EQ/FRANKLIN CORE
                                                                      BALANCED*
                                                                   ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $19,236,143
  Expenses:
   Asset-based charges............................................     8,926,519
                                                                     -----------

NET INVESTMENT INCOME (LOSS)......................................    10,309,624
                                                                     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (7,543,805)
   Realized gain distribution from The Trusts.....................            --
                                                                     -----------
  Net realized gain (loss)........................................    (7,543,805)
                                                                     -----------

  Change in unrealized appreciation (depreciation) of investments.    49,602,945
                                                                     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    42,059,140
                                                                     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $52,368,764
                                                                     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                    EQ/FRANKLIN    EQ/GAMCO
                                                                     TEMPLETON    MERGERS AND  EQ/GAMCO SMALL  EQ/GLOBAL
                                                                    ALLOCATION*  ACQUISITIONS* COMPANY VALUE*  BOND PLUS*
                                                                   ------------  ------------- -------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $ 21,982,129   $        --   $ 10,794,583  $ 7,203,780
  Expenses:
   Asset-based charges............................................   19,117,920     3,095,087     12,844,779    7,643,867
                                                                   ------------   -----------   ------------  -----------

NET INVESTMENT INCOME (LOSS)......................................    2,864,209    (3,095,087)    (2,050,196)    (440,087)
                                                                   ------------   -----------   ------------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (25,776,014)    3,242,885     36,732,930   (2,477,828)
   Realized gain distribution from The Trusts.....................           --     4,489,788     23,092,155   18,971,597
                                                                   ------------   -----------   ------------  -----------
  Net realized gain (loss)........................................  (25,776,014)    7,732,673     59,825,085   16,493,769
                                                                   ------------   -----------   ------------  -----------

  Change in unrealized appreciation (depreciation) of investments.  175,573,874     2,669,829     70,335,121   (5,019,956)
                                                                   ------------   -----------   ------------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  149,797,860    10,402,502    130,160,206   11,473,813
                                                                   ------------   -----------   ------------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $152,662,069   $ 7,307,415   $128,110,010  $11,033,726
                                                                   ============   ===========   ============  ===========

                                                                    EQ/GLOBAL
                                                                   MULTI-SECTOR
                                                                     EQUITY*
                                                                   ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $ 12,483,466
  Expenses:
   Asset-based charges............................................   13,184,417
                                                                   ------------

NET INVESTMENT INCOME (LOSS)......................................     (700,951)
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (39,853,108)
   Realized gain distribution from The Trusts.....................           --
                                                                   ------------
  Net realized gain (loss)........................................  (39,853,108)
                                                                   ------------

  Change in unrealized appreciation (depreciation) of investments.  166,302,184
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  126,449,076
                                                                   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $125,748,125
                                                                   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                   EQ/INTERMEDIATE  EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                                   GOVERNMENT BOND*    CORE PLUS*     EQUITY INDEX*
                                                                   ---------------- ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $ 1,093,528      $  8,997,269     $ 15,977,069
  Expenses:
   Asset-based charges............................................     6,581,567         9,207,794        7,815,801
                                                                     -----------      ------------     ------------

NET INVESTMENT INCOME (LOSS)......................................    (5,488,039)         (210,525)       8,161,268
                                                                     -----------      ------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     5,019,543       (48,916,372)     (54,023,961)
   Realized gain distribution from The Trusts.....................     1,687,259                --               --
                                                                     -----------      ------------     ------------
  Net realized gain (loss)........................................     6,706,802       (48,916,372)     (54,023,961)
                                                                     -----------      ------------     ------------

  Change in unrealized appreciation (depreciation) of investments.    (3,323,266)      133,757,479      118,794,424
                                                                     -----------      ------------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     3,383,536        84,841,107       64,770,463
                                                                     -----------      ------------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $(2,104,503)     $ 84,630,582     $ 72,931,731
                                                                     ===========      ============     ============

                                                                   EQ/INTERNATIONAL EQ/INTERNATIONAL
                                                                         ETF*         VALUE PLUS*
                                                                   ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $140,749       $ 10,139,020
  Expenses:
   Asset-based charges............................................       40,446          8,322,605
                                                                       --------       ------------

NET INVESTMENT INCOME (LOSS)......................................      100,303          1,816,415
                                                                       --------       ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (57,676)       (37,692,499)
   Realized gain distribution from The Trusts.....................      231,210                 --
                                                                       --------       ------------
  Net realized gain (loss)........................................      173,534        (37,692,499)
                                                                       --------       ------------

  Change in unrealized appreciation (depreciation) of investments.      499,933        119,300,800
                                                                       --------       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      673,467         81,608,301
                                                                       --------       ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $773,770       $ 83,424,716
                                                                       ========       ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                    EQ/JPMORGAN
                                                                       VALUE      EQ/LARGE CAP EQ/LARGE CAP  EQ/LARGE CAP
                                                                   OPPORTUNITIES*  CORE PLUS*  GROWTH INDEX* GROWTH PLUS*
                                                                   -------------- ------------ ------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $ 2,388,000   $ 1,552,513   $ 4,344,983  $ 3,004,044
  Expenses:
   Asset-based charges............................................    3,640,803     2,046,086     5,344,289    7,923,629
                                                                    -----------   -----------   -----------  -----------

NET INVESTMENT INCOME (LOSS)......................................   (1,252,803)     (493,573)     (999,306)  (4,919,585)
                                                                    -----------   -----------   -----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................   (3,765,720)   (3,221,800)   15,320,999    6,145,178
   Realized gain distribution from The Trusts.....................           --    10,631,221            --           --
                                                                    -----------   -----------   -----------  -----------
  Net realized gain (loss)........................................   (3,765,720)    7,409,421    15,320,999    6,145,178
                                                                    -----------   -----------   -----------  -----------

  Change in unrealized appreciation (depreciation) of investments.   38,293,714    10,410,789    27,738,657   59,414,459
                                                                    -----------   -----------   -----------  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   34,527,994    17,820,210    43,059,656   65,559,637
                                                                    -----------   -----------   -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $33,275,191   $17,326,637   $42,060,350  $60,640,052
                                                                    ===========   ===========   ===========  ===========

                                                                   EQ/LARGE CAP
                                                                   VALUE INDEX*
                                                                   ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $ 5,093,648
  Expenses:
   Asset-based charges............................................   3,979,112
                                                                   -----------

NET INVESTMENT INCOME (LOSS)......................................   1,114,536
                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (4,050,901)
   Realized gain distribution from The Trusts.....................          --
                                                                   -----------
  Net realized gain (loss)........................................  (4,050,901)
                                                                   -----------

  Change in unrealized appreciation (depreciation) of investments.  40,219,884
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  36,168,983
                                                                   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $37,283,519
                                                                   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                   EQ/LARGE CAP  EQ/LORD ABBETT  EQ/MFS INTERNATIONAL
                                                                   VALUE PLUS*   LARGE CAP CORE*       GROWTH*
                                                                   ------------  --------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $ 15,392,175    $ 2,051,649       $ 3,690,899
  Expenses:
   Asset-based charges............................................   14,499,476      2,738,742         5,565,398
                                                                   ------------    -----------       -----------

NET INVESTMENT INCOME (LOSS)......................................      892,699       (687,093)       (1,874,499)
                                                                   ------------    -----------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (60,583,522)    12,479,932         7,389,243
   Realized gain distribution from The Trusts.....................           --             --                --
                                                                   ------------    -----------       -----------
  Net realized gain (loss)........................................  (60,583,522)    12,479,932         7,389,243
                                                                   ------------    -----------       -----------

  Change in unrealized appreciation (depreciation) of investments.  192,236,533     11,371,111        54,398,144
                                                                   ------------    -----------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  131,653,011     23,851,043        61,787,387
                                                                   ------------    -----------       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $132,545,710    $23,163,950       $59,912,888
                                                                   ============    ===========       ===========

                                                                    EQ/MID CAP    EQ/MID CAP
                                                                      INDEX*      VALUE PLUS*
                                                                   ------------  ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $  6,720,308  $ 11,283,407
  Expenses:
   Asset-based charges............................................    9,987,929    13,844,514
                                                                   ------------  ------------

NET INVESTMENT INCOME (LOSS)......................................   (3,267,621)   (2,561,107)
                                                                   ------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (11,497,509)  (37,026,035)
   Realized gain distribution from The Trusts.....................           --            --
                                                                   ------------  ------------
  Net realized gain (loss)........................................  (11,497,509)  (37,026,035)
                                                                   ------------  ------------

  Change in unrealized appreciation (depreciation) of investments.  111,046,946   185,818,951
                                                                   ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   99,549,437   148,792,916
                                                                   ------------  ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $ 96,281,816  $146,231,809
                                                                   ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                                    EQ/MORGAN     EQ/MUTUAL
                                                                     EQ/MONEY     EQ/MONTAG &    STANLEY MID CAP  LARGE CAP
                                                                     MARKET*    CALDWELL GROWTH*     GROWTH*       EQUITY*
                                                                   -----------  ---------------- --------------- -----------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $        --    $ 1,487,704      $ 2,688,133   $ 2,632,765
  Expenses:
   Asset-based charges............................................   8,301,029      2,605,325        9,115,536     2,978,827
                                                                   -----------    -----------      -----------   -----------

NET INVESTMENT INCOME (LOSS)......................................  (8,301,029)    (1,117,621)      (6,427,403)     (346,062)
                                                                   -----------    -----------      -----------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (40,633)     8,585,532       17,576,577    (7,435,151)
   Realized gain distribution from The Trusts.....................          --             --        9,636,130            --
                                                                   -----------    -----------      -----------   -----------
  Net realized gain (loss)........................................     (40,633)     8,585,532       27,212,707    (7,435,151)
                                                                   -----------    -----------      -----------   -----------

  Change in unrealized appreciation (depreciation) of investments.      45,696     10,634,224       16,420,936    31,024,137
                                                                   -----------    -----------      -----------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       5,063     19,219,756       43,633,643    23,588,986
                                                                   -----------    -----------      -----------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $(8,295,966)   $18,102,135      $37,206,240   $23,242,924
                                                                   ===========    ===========      ===========   ===========

                                                                   EQ/OPPENHEIMER
                                                                      GLOBAL*
                                                                   --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $ 2,650,235
  Expenses:
   Asset-based charges............................................    4,585,007
                                                                    -----------

NET INVESTMENT INCOME (LOSS)......................................   (1,934,772)
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    9,958,588
   Realized gain distribution from The Trusts.....................           --
                                                                    -----------
  Net realized gain (loss)........................................    9,958,588
                                                                    -----------

  Change in unrealized appreciation (depreciation) of investments.   43,824,400
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   53,782,988
                                                                    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $51,848,216
                                                                    ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                   EQ/PIMCO ULTRA EQ/QUALITY BOND EQ/SMALL COMPANY
                                                                    SHORT BOND*        PLUS*           INDEX*
                                                                   -------------- --------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $  5,915,883    $ 3,168,690     $ 6,830,341
  Expenses:
   Asset-based charges............................................    16,741,830      7,564,147       6,758,588
                                                                    ------------    -----------     -----------

NET INVESTMENT INCOME (LOSS)......................................   (10,825,947)    (4,395,457)         71,753
                                                                    ------------    -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     1,208,076     (5,302,411)     (5,520,215)
   Realized gain distribution from The Trusts.....................            --             --      27,284,394
                                                                    ------------    -----------     -----------
  Net realized gain (loss)........................................     1,208,076     (5,302,411)     21,764,179
                                                                    ------------    -----------     -----------

  Change in unrealized appreciation (depreciation) of investments.     9,715,596     15,699,231      36,763,474
                                                                    ------------    -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    10,923,672     10,396,820      58,527,653
                                                                    ------------    -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $     97,725    $ 6,001,363     $58,599,406
                                                                    ============    ===========     ===========

                                                                   EQ/T. ROWE PRICE  EQ/TEMPLETON
                                                                    GROWTH STOCK*   GLOBAL EQUITY*
                                                                   ---------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $        --     $ 2,459,860
  Expenses:
   Asset-based charges............................................     7,068,839       2,768,010
                                                                     -----------     -----------

NET INVESTMENT INCOME (LOSS)......................................    (7,068,839)       (308,150)
                                                                     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    17,225,511      (5,252,249)
   Realized gain distribution from The Trusts.....................            --              --
                                                                     -----------     -----------
  Net realized gain (loss)........................................    17,225,511      (5,252,249)
                                                                     -----------     -----------

  Change in unrealized appreciation (depreciation) of investments.    58,618,642      35,087,167
                                                                     -----------     -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    75,844,153      29,834,918
                                                                     -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $68,775,314     $29,526,768
                                                                     ===========     ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                   EQ/UBS GROWTH & EQ/VAN KAMPEN EQ/WELLS FARGO
                                                                       INCOME*       COMSTOCK*   OMEGA GROWTH*
                                                                   --------------- ------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  672,153     $ 3,254,918   $     85,363
  Expenses:
   Asset-based charges............................................    1,184,132       3,888,615      8,924,500
                                                                     ----------     -----------   ------------

NET INVESTMENT INCOME (LOSS)......................................     (511,979)       (633,697)    (8,839,137)
                                                                     ----------     -----------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    2,938,613        (939,233)    34,979,394
   Realized gain distribution from The Trusts.....................           --              --     20,876,499
                                                                     ----------     -----------   ------------
  Net realized gain (loss)........................................    2,938,613        (939,233)    55,855,893
                                                                     ----------     -----------   ------------

  Change in unrealized appreciation (depreciation) of investments.    5,410,605      40,518,355     45,969,209
                                                                     ----------     -----------   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    8,349,218      39,579,122    101,825,102
                                                                     ----------     -----------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $7,837,239     $38,945,425   $ 92,985,965
                                                                     ==========     ===========   ============

                                                                   FIDELITY(R) VIP ASSET FIDELITY(R) VIP
                                                                      MANAGER: GROWTH     CONTRAFUND(R)
                                                                         PORTFOLIO          PORTFOLIO
                                                                   --------------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................       $ 10,519          $  344,352
  Expenses:
   Asset-based charges............................................         13,387             427,504
                                                                         --------          ----------

NET INVESTMENT INCOME (LOSS)......................................         (2,868)            (83,152)
                                                                         --------          ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................          6,236             584,026
   Realized gain distribution from The Trusts.....................          3,464                  --
                                                                         --------          ----------
  Net realized gain (loss)........................................          9,700             584,026
                                                                         --------          ----------

  Change in unrealized appreciation (depreciation) of investments.        104,949           3,077,180
                                                                         --------          ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        114,649           3,661,206
                                                                         --------          ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...       $111,781          $3,578,054
                                                                         ========          ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                   FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP
                                                                    FREEDOM 2015    FREEDOM 2020    FREEDOM 2025
                                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                   --------------- --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $12,894         $12,095         $ 5,673
  Expenses:
   Asset-based charges............................................      10,119           8,429           3,799
                                                                       -------         -------         -------

NET INVESTMENT INCOME (LOSS)......................................       2,775           3,666           1,874
                                                                       -------         -------         -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       7,443            (541)            862
   Realized gain distribution from The Trusts.....................      11,410           7,352           3,089
                                                                       -------         -------         -------
  Net realized gain (loss)........................................      18,853           6,811           3,951
                                                                       -------         -------         -------

  Change in unrealized appreciation (depreciation) of investments.      35,709          51,260          21,757
                                                                       -------         -------         -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      54,562          58,071          25,708
                                                                       -------         -------         -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $57,337         $61,737         $27,582
                                                                       =======         =======         =======

                                                                   FIDELITY(R) VIP FIDELITY(R) VIP
                                                                    FREEDOM 2030       MID CAP
                                                                      PORTFOLIO       PORTFOLIO
                                                                   --------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $ 5,992       $   49,231
  Expenses:
   Asset-based charges............................................       3,706          176,485
                                                                       -------       ----------

NET INVESTMENT INCOME (LOSS)......................................       2,286         (127,254)
                                                                       -------       ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      12,393          149,830
   Realized gain distribution from The Trusts.....................       2,457        1,014,418
                                                                       -------       ----------
  Net realized gain (loss)........................................      14,850        1,164,248
                                                                       -------       ----------

  Change in unrealized appreciation (depreciation) of investments.      11,759          295,824
                                                                       -------       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      26,609        1,460,072
                                                                       -------       ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $28,895       $1,332,818
                                                                       =======       ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012



                                                                   FIDELITY(R) VIP                      FRANKLIN
                                                                   STRATEGIC INCOME FRANKLIN INCOME STRATEGIC INCOME
                                                                      PORTFOLIO     SECURITIES FUND SECURITIES FUND
                                                                   ---------------- --------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $  798,333       $554,181        $1,027,402
  Expenses:
   Asset-based charges............................................       325,821        125,211           214,735
                                                                      ----------       --------        ----------

NET INVESTMENT INCOME (LOSS)......................................       472,512        428,970           812,667
                                                                      ----------       --------        ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        (2,200)        47,107            (6,043)
   Realized gain distribution from The Trusts.....................       257,256             --            17,267
                                                                      ----------       --------        ----------
  Net realized gain (loss)........................................       255,056         47,107            11,224
                                                                      ----------       --------        ----------

  Change in unrealized appreciation (depreciation) of investments.     1,032,053        376,251           663,055
                                                                      ----------       --------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     1,287,109        423,358           674,279
                                                                      ----------       --------        ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $1,759,621       $852,328        $1,486,946
                                                                      ==========       ========        ==========

                                                                      FRANKLIN
                                                                    TEMPLETON VIP  GOLDMAN SACHS VIT
                                                                   FOUNDING FUNDS    MID CAP VALUE
                                                                   ALLOCATION FUND       FUND
                                                                   --------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 48,121        $   76,277
  Expenses:
   Asset-based charges............................................      25,948           112,073
                                                                      --------        ----------

NET INVESTMENT INCOME (LOSS)......................................      22,173           (35,796)
                                                                      --------        ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       6,857           257,879
   Realized gain distribution from The Trusts.....................          --                --
                                                                      --------        ----------
  Net realized gain (loss)........................................       6,857           257,879
                                                                      --------        ----------

  Change in unrealized appreciation (depreciation) of investments.     184,283           914,258
                                                                      --------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     191,140         1,172,137
                                                                      --------        ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $213,313        $1,136,341
                                                                      ========        ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                   GUGGENHEIM VT GLOBAL   GUGGENHEIM VT    INVESCO V.I.
                                                                     MANAGED FUTURES       MULTI-HEDGE      DIVERSIFIED
                                                                      STRATEGY FUND     STRATEGIES FUND(1) DIVIDEND FUND
                                                                   -------------------- ------------------ -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................       $     --            $  3,352        $ 33,482
  Expenses:
   Asset-based charges............................................          8,775               3,837          23,804
                                                                         --------            --------        --------

NET INVESTMENT INCOME (LOSS)......................................         (8,775)               (485)          9,678
                                                                         --------            --------        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        (17,260)             (4,075)         65,012
   Realized gain distribution from The Trusts.....................             --                  --              --
                                                                         --------            --------        --------
  Net realized gain (loss)........................................        (17,260)             (4,075)         65,012
                                                                         --------            --------        --------

  Change in unrealized appreciation (depreciation) of investments.        (49,571)            (13,223)        162,414
                                                                         --------            --------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        (66,831)            (17,298)        227,426
                                                                         --------            --------        --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...       $(75,606)           $(17,783)       $237,104
                                                                         ========            ========        ========

                                                                   INVESCO V.I. GLOBAL INVESCO V.I. HIGH
                                                                    REAL ESTATE FUND      YIELD FUND
                                                                   ------------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $  103,090          $213,742
  Expenses:
   Asset-based charges............................................        314,669            52,970
                                                                       ----------          --------

NET INVESTMENT INCOME (LOSS)......................................       (211,579)          160,772
                                                                       ----------          --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        193,072            77,271
   Realized gain distribution from The Trusts.....................             --                --
                                                                       ----------          --------
  Net realized gain (loss)........................................        193,072            77,271
                                                                       ----------          --------

  Change in unrealized appreciation (depreciation) of investments.      4,789,083           235,163
                                                                       ----------          --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      4,982,155           312,434
                                                                       ----------          --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $4,770,576          $473,206
                                                                       ==========          ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                                                              INVESCO VAN
                                                                   INVESCO V.I.  INVESCO V.I. INVESCO V.I.    KAMPEN V.I
                                                                   INTERNATIONAL MID CAP CORE  SMALL CAP       AMERICAN
                                                                    GROWTH FUND  EQUITY FUND  EQUITY FUND  FRANCHISE FUND(1)
                                                                   ------------- ------------ ------------ -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $  158,527     $     --     $     --        $    --
  Expenses:
   Asset-based charges............................................     164,851       43,433       43,243          3,799
                                                                    ----------     --------     --------        -------

NET INVESTMENT INCOME (LOSS)......................................      (6,324)     (43,433)     (43,243)        (3,799)
                                                                    ----------     --------     --------        -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     118,249       52,832       10,912         (4,014)
   Realized gain distribution from The Trusts.....................          --       27,099           --             --
                                                                    ----------     --------     --------        -------
  Net realized gain (loss)........................................     118,249       79,931       10,912         (4,014)
                                                                    ----------     --------     --------        -------

  Change in unrealized appreciation (depreciation) of investments.   1,293,351      205,977      352,294         22,605
                                                                    ----------     --------     --------        -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   1,411,600      285,908      363,206         18,591
                                                                    ----------     --------     --------        -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $1,405,276     $242,475     $319,963        $14,792
                                                                    ==========     ========     ========        =======


                                                                   IVY FUNDS VIP
                                                                   ASSET STRATEGY
                                                                   --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  108,029
  Expenses:
   Asset-based charges............................................      139,690
                                                                     ----------

NET INVESTMENT INCOME (LOSS)......................................      (31,661)
                                                                     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (92,394)
   Realized gain distribution from The Trusts.....................           --
                                                                     ----------
  Net realized gain (loss)........................................      (92,394)
                                                                     ----------

  Change in unrealized appreciation (depreciation) of investments.    1,417,021
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    1,324,627
                                                                     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $1,292,966
                                                                     ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                   IVY FUNDS VIP               IVY FUNDS VIP
                                                                     DIVIDEND    IVY FUNDS VIP GLOBAL NATURAL IVY FUNDS VIP HIGH
                                                                   OPPORTUNITIES    ENERGY       RESOURCES          INCOME
                                                                   ------------- ------------- -------------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $  100,896     $      --     $      --        $2,017,166
  Expenses:
   Asset-based charges............................................     134,860       142,755       123,192           452,870
                                                                    ----------     ---------     ---------        ----------

NET INVESTMENT INCOME (LOSS)......................................     (33,964)     (142,755)     (123,192)        1,564,296
                                                                    ----------     ---------     ---------        ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     353,525       (63,601)     (334,880)          242,222
   Realized gain distribution from The Trusts.....................          --            --       514,269                --
                                                                    ----------     ---------     ---------        ----------
  Net realized gain (loss)........................................     353,525       (63,601)      179,389           242,222
                                                                    ----------     ---------     ---------        ----------

  Change in unrealized appreciation (depreciation) of investments.     648,529       131,360       (99,453)        2,730,920
                                                                    ----------     ---------     ---------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   1,002,054        67,759        79,936         2,973,142
                                                                    ----------     ---------     ---------        ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $  968,090     $ (74,996)    $ (43,256)       $4,537,438
                                                                    ==========     =========     =========        ==========

                                                                   IVY FUNDS VIP
                                                                   MID CAP GROWTH
                                                                   --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $       --
  Expenses:
   Asset-based charges............................................      196,523
                                                                     ----------

NET INVESTMENT INCOME (LOSS)......................................     (196,523)
                                                                     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      121,158
   Realized gain distribution from The Trusts.....................    1,345,300
                                                                     ----------
  Net realized gain (loss)........................................    1,466,458
                                                                     ----------

  Change in unrealized appreciation (depreciation) of investments.       71,467
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    1,537,925
                                                                     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $1,341,402
                                                                     ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012



                                                                   IVY FUNDS VIP IVY FUNDS VIP LAZARD RETIREMENT
                                                                    SCIENCE AND    SMALL CAP   EMERGING MARKETS
                                                                    TECHNOLOGY      GROWTH     EQUITY PORTFOLIO
                                                                   ------------- ------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................  $       --     $     --       $  629,420
  Expenses:
   Asset-based charges............................................     132,513       96,241          529,119
                                                                    ----------     --------       ----------

NET INVESTMENT INCOME (LOSS)......................................    (132,513)     (96,241)         100,301
                                                                    ----------     --------       ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      35,871       95,518          114,112
   Realized gain distribution from The Trusts.....................     639,516      156,435          456,967
                                                                    ----------     --------       ----------
  Net realized gain (loss)........................................     675,387      251,953          571,079
                                                                    ----------     --------       ----------

  Change in unrealized appreciation (depreciation) of investments.   1,374,584        2,988        5,358,804
                                                                    ----------     --------       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   2,049,971      254,941        5,929,883
                                                                    ----------     --------       ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...  $1,917,458     $158,700       $6,030,184
                                                                    ==========     ========       ==========

                                                                      LORD ABBETT
                                                                   SERIES FUND - BOND      LORD ABBETT
                                                                       DEBENTURE      SERIES FUND - CLASSIC
                                                                       PORTFOLIO         STOCK PORTFOLIO
                                                                   ------------------ ---------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................      $127,538            $ 16,206
  Expenses:
   Asset-based charges............................................        25,832              21,254
                                                                        --------            --------

NET INVESTMENT INCOME (LOSS)......................................       101,706              (5,048)
                                                                        --------            --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        (1,018)              4,018
   Realized gain distribution from The Trusts.....................        28,451                  --
                                                                        --------            --------
  Net realized gain (loss)........................................        27,433               4,018
                                                                        --------            --------

  Change in unrealized appreciation (depreciation) of investments.        33,769             152,938
                                                                        --------            --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............        61,202             156,956
                                                                        --------            --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...      $162,908            $151,908
                                                                        ========            ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                         LORD ABBETT
                                                                    SERIES FUND - GROWTH   MFS(R) INTERNATIONAL
                                                                   OPPORTUNITIES PORTFOLIO   VALUE PORTFOLIO
                                                                   ----------------------- --------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................        $  2,532              $  268,985
  Expenses:
   Asset-based charges............................................          14,058                 265,221
                                                                          --------              ----------

NET INVESTMENT INCOME (LOSS)......................................         (11,526)                  3,764
                                                                          --------              ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................         (81,436)                310,313
   Realized gain distribution from The Trusts.....................          59,165                      --
                                                                          --------              ----------
  Net realized gain (loss)........................................         (22,271)                310,313
                                                                          --------              ----------

  Change in unrealized appreciation (depreciation) of investments.         106,472               2,059,003
                                                                          --------              ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............          84,201               2,369,316
                                                                          --------              ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...        $ 72,675              $2,373,080
                                                                          ========              ==========

                                                                    MFS(R) INVESTORS   MFS(R) INVESTORS MFS(R) TECHNOLOGY
                                                                   GROWTH STOCK SERIES   TRUST SERIES       PORTFOLIO
                                                                   ------------------- ---------------- -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................      $  8,781           $ 26,033         $     --
  Expenses:
   Asset-based charges............................................        55,572             48,364           66,976
                                                                        --------           --------         --------

NET INVESTMENT INCOME (LOSS)......................................       (46,791)           (22,331)         (66,976)
                                                                        --------           --------         --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        89,016             87,167          243,161
   Realized gain distribution from The Trusts.....................       193,494                 --               --
                                                                        --------           --------         --------
  Net realized gain (loss)........................................       282,510             87,167          243,161
                                                                        --------           --------         --------

  Change in unrealized appreciation (depreciation) of investments.       274,670            421,339          285,906
                                                                        --------           --------         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       557,180            508,506          529,067
                                                                        --------           --------         --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...      $510,389           $486,175         $462,091
                                                                        ========           ========         ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012



                                                                   MFS(R) UTILITIES    MULTIMANAGER    MULTIMANAGER
                                                                        SERIES      AGGRESSIVE EQUITY*  CORE BOND*
                                                                   ---------------- ------------------ ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $555,558        $ 1,122,812     $ 28,559,676
  Expenses:
   Asset-based charges............................................      119,471          7,196,468       20,326,216
                                                                       --------        -----------     ------------

NET INVESTMENT INCOME (LOSS)......................................      436,087         (6,073,656)       8,233,460
                                                                       --------        -----------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      122,954          2,194,779        7,352,172
   Realized gain distribution from The Trusts.....................           --                 --       67,733,767
                                                                       --------        -----------     ------------
  Net realized gain (loss)........................................      122,954          2,194,779       75,085,939
                                                                       --------        -----------     ------------

  Change in unrealized appreciation (depreciation) of investments.      342,860         61,827,204      (31,678,987)
                                                                       --------        -----------     ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      465,814         64,021,983       43,406,952
                                                                       --------        -----------     ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $901,901        $57,948,327     $ 51,640,412
                                                                       ========        ===========     ============

                                                                   MULTIMANAGER   MULTIMANAGER
                                                                   INTERNATIONAL LARGE CAP CORE
                                                                      EQUITY*       EQUITY*
                                                                   ------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $  4,808,901   $   766,428
  Expenses:
   Asset-based charges............................................    5,066,213     1,966,099
                                                                   ------------   -----------

NET INVESTMENT INCOME (LOSS)......................................     (257,312)   (1,199,671)
                                                                   ------------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................  (28,522,386)      226,171
   Realized gain distribution from The Trusts.....................           --            --
                                                                   ------------   -----------
  Net realized gain (loss)........................................  (28,522,386)      226,171
                                                                   ------------   -----------

  Change in unrealized appreciation (depreciation) of investments.   79,675,953    16,744,124
                                                                   ------------   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............   51,153,567    16,970,295
                                                                   ------------   -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $ 50,896,255   $15,770,624
                                                                   ============   ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                     MULTIMANAGER    MULTIMANAGER    MULTIMANAGER
                                                                   LARGE CAP VALUE* MID CAP GROWTH* MID CAP VALUE*
                                                                   ---------------- --------------- --------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  3,886,897     $        --    $ 1,289,825
  Expenses:
   Asset-based charges............................................      4,866,686       4,408,175      5,127,319
                                                                     ------------     -----------    -----------

NET INVESTMENT INCOME (LOSS)......................................       (979,789)     (4,408,175)    (3,837,494)
                                                                     ------------     -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (11,884,696)      7,131,839      4,038,339
   Realized gain distribution from The Trusts.....................             --              --             --
                                                                     ------------     -----------    -----------
  Net realized gain (loss)........................................    (11,884,696)      7,131,839      4,038,339
                                                                     ------------     -----------    -----------

  Change in unrealized appreciation (depreciation) of investments.     55,946,962      35,531,754     43,380,386
                                                                     ------------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     44,062,266      42,663,593     47,418,725
                                                                     ------------     -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $ 43,082,477     $38,255,418    $43,581,231
                                                                     ============     ===========    ===========

                                                                      MULTIMANAGER      MULTIMANAGER
                                                                   MULTI-SECTOR BOND* SMALL CAP GROWTH*
                                                                   ------------------ -----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $ 14,825,301       $        --
  Expenses:
   Asset-based charges............................................       9,265,669         2,818,571
                                                                      ------------       -----------

NET INVESTMENT INCOME (LOSS)......................................       5,559,632        (2,818,571)
                                                                      ------------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................     (19,944,496)        6,168,344
   Realized gain distribution from The Trusts.....................              --                --
                                                                      ------------       -----------
  Net realized gain (loss)........................................     (19,944,496)        6,168,344
                                                                      ------------       -----------

  Change in unrealized appreciation (depreciation) of investments.      37,790,573        14,595,672
                                                                      ------------       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      17,846,077        20,764,016
                                                                      ------------       -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $ 23,405,709       $17,945,445
                                                                      ============       ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012




                                                                     MULTIMANAGER   MULTIMANAGER  MUTUAL SHARES
                                                                   SMALL CAP VALUE* TECHNOLOGY*  SECURITIES FUND
                                                                   ---------------- ------------ ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  2,206,738   $        --     $140,038
  Expenses:
   Asset-based charges............................................      5,583,189     5,929,615       94,596
                                                                     ------------   -----------     --------

NET INVESTMENT INCOME (LOSS)......................................     (3,376,451)   (5,929,615)      45,442
                                                                     ------------   -----------     --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    (15,765,369)   22,305,540       71,184
   Realized gain distribution from The Trusts.....................             --            --           --
                                                                     ------------   -----------     --------
  Net realized gain (loss)........................................    (15,765,369)   22,305,540       71,184
                                                                     ------------   -----------     --------

  Change in unrealized appreciation (depreciation) of investments.     73,413,256    25,797,857      649,521
                                                                     ------------   -----------     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     57,647,887    48,103,397      720,705
                                                                     ------------   -----------     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $ 54,271,436   $42,173,782     $766,147
                                                                     ============   ===========     ========

                                                                       PIMCO VARIABLE      PIMCO VARIABLE
                                                                      INSURANCE TRUST     INSURANCE TRUST
                                                                   COMMODITYREALRETURN(R) EMERGING MARKETS
                                                                     STRATEGY PORTFOLIO    BOND PORTFOLIO
                                                                   ---------------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................       $ 337,587           $  594,697
  Expenses:
   Asset-based charges............................................         199,767              182,026
                                                                         ---------           ----------

NET INVESTMENT INCOME (LOSS)......................................         137,820              412,671
                                                                         ---------           ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................        (184,695)             176,849
   Realized gain distribution from The Trusts.....................         499,901                   --
                                                                         ---------           ----------
  Net realized gain (loss)........................................         315,206              176,849
                                                                         ---------           ----------

  Change in unrealized appreciation (depreciation) of investments.         (77,214)           1,195,472
                                                                         ---------           ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............         237,992            1,372,321
                                                                         ---------           ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...       $ 375,812           $1,784,992
                                                                         =========           ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                   PIMCO VARIABLE  PIMCO VARIABLE
                                                                   INSURANCE TRUST INSURANCE TRUST
                                                                     REAL RETURN    TOTAL RETURN                    PROFUND VP
                                                                      PORTFOLIO       PORTFOLIO    PROFUND VP BEAR BIOTECHNOLOGY
                                                                   --------------- --------------- --------------- -------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $  445,407      $1,752,237       $      --     $       --
  Expenses:
   Asset-based charges............................................      674,356       1,048,158           9,579         50,286
                                                                     ----------      ----------       ---------     ----------

NET INVESTMENT INCOME (LOSS)......................................     (228,949)        704,079          (9,579)       (50,286)
                                                                     ----------      ----------       ---------     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      611,485          14,279        (130,868)       247,335
   Realized gain distribution from The Trusts.....................    2,619,509       1,500,014              --             --
                                                                     ----------      ----------       ---------     ----------
  Net realized gain (loss)........................................    3,230,994       1,514,293        (130,868)       247,335
                                                                     ----------      ----------       ---------     ----------

  Change in unrealized appreciation (depreciation) of investments.       (1,670)      2,994,478          (8,970)       812,125
                                                                     ----------      ----------       ---------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    3,229,324       4,508,771        (139,838)     1,059,460
                                                                     ----------      ----------       ---------     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $3,000,375      $5,212,850       $(149,417)    $1,009,174
                                                                     ==========      ==========       =========     ==========

                                                                    T. ROWE PRICE
                                                                   HEALTH SCIENCES
                                                                      PORTFOLIO
                                                                   ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................   $       --
  Expenses:
   Asset-based charges............................................      131,967
                                                                     ----------

NET INVESTMENT INCOME (LOSS)......................................     (131,967)
                                                                     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      527,535
   Realized gain distribution from The Trusts.....................      197,098
                                                                     ----------
  Net realized gain (loss)........................................      724,633
                                                                     ----------

  Change in unrealized appreciation (depreciation) of investments.    1,362,536
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............    2,087,169
                                                                     ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...   $1,955,202
                                                                     ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2012


                                                                       TEMPLETON                           TEMPLETON
                                                                   DEVELOPING MARKETS TEMPLETON FOREIGN   GLOBAL BOND
                                                                    SECURITIES FUND    SECURITIES FUND  SECURITIES FUND
                                                                   ------------------ ----------------- ---------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $  73,362          $162,663        $3,603,340
  Expenses:
   Asset-based charges............................................        75,469            76,623           800,723
                                                                       ---------          --------        ----------

NET INVESTMENT INCOME (LOSS)......................................        (2,107)           86,040         2,802,617
                                                                       ---------          --------        ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (114,576)          (14,843)           38,242
   Realized gain distribution from The Trusts.....................            --                --            90,462
                                                                       ---------          --------        ----------
  Net realized gain (loss)........................................      (114,576)          (14,843)          128,704
                                                                       ---------          --------        ----------

  Change in unrealized appreciation (depreciation) of investments.       637,300           698,170         3,639,624
                                                                       ---------          --------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............       522,724           683,327         3,768,328
                                                                       ---------          --------        ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $ 520,617          $769,367        $6,570,945
                                                                       =========          ========        ==========

                                                                   TEMPLETON GROWTH VAN ECK VIP GLOBAL
                                                                   SECURITIES FUND   HARD ASSETS FUND
                                                                   ---------------- ------------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................     $ 24,657        $   123,214
  Expenses:
   Asset-based charges............................................       16,510            273,130
                                                                       --------        -----------

NET INVESTMENT INCOME (LOSS)......................................        8,147           (149,916)
                                                                       --------        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................       19,120            (46,370)
   Realized gain distribution from The Trusts.....................           --          1,485,285
                                                                       --------        -----------
  Net realized gain (loss)........................................       19,120          1,438,915
                                                                       --------        -----------

  Change in unrealized appreciation (depreciation) of investments.      185,071         (1,146,130)
                                                                       --------        -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............      204,191            292,785
                                                                       --------        -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...     $212,338        $   142,869
                                                                       ========        ===========

-----------
The accompanying notes are an integral part of these financial statements.
(1)Refer to the Statement of Changes in Net Assets for details on commencement of operations.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                     ALL ASSET
                                                                                                  GROWTH-ALT 20*
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    7,814  $   25,878
  Net realized gain (loss) on investments....................................................    142,052     168,732
  Change in unrealized appreciation (depreciation) of investments............................    309,608    (415,166)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    459,474    (220,556)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,003,340   2,582,818
   Transfers between Variable Investment Options including guaranteed interest account, net..   (177,686)     (8,116)
   Transfers for contract benefits and terminations..........................................    (73,700)    (61,588)
   Contract maintenance charges..............................................................     (1,176)       (449)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    750,778   2,512,665
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............     10,501          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,220,753   2,292,109
NET ASSETS -- BEGINNING OF PERIOD............................................................  4,032,030   1,739,921
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $5,252,783  $4,032,030
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................        157         298
  Redeemed...................................................................................        (93)        (83)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         64         215
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

                                                                                               ALLIANCEBERNSTEIN VPS
                                                                                                  BALANCED WEALTH
                                                                                               STRATEGY PORTFOLIO**
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   16,459  $   10,611
  Net realized gain (loss) on investments....................................................     14,870      60,811
  Change in unrealized appreciation (depreciation) of investments............................    250,906    (127,670)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    282,235     (56,248)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    577,286     896,253
   Transfers between Variable Investment Options including guaranteed interest account, net..    154,273    (630,247)
   Transfers for contract benefits and terminations..........................................   (123,045)    (37,767)
   Contract maintenance charges..............................................................       (295)       (196)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    608,219     228,043
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        421          (6)
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    890,875     171,789
NET ASSETS -- BEGINNING OF PERIOD............................................................  2,189,452   2,017,663
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $3,080,327  $2,189,452
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         84         232
  Redeemed...................................................................................        (30)       (207)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         54          25
                                                                                              ==========  ==========

                                                                                               ALLIANCEBERNSTEIN VPS
                                                                                               INTERNATIONAL GROWTH
                                                                                                    PORTFOLIO**
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    2,250  $   36,435
  Net realized gain (loss) on investments....................................................    (84,064)     39,912
  Change in unrealized appreciation (depreciation) of investments............................    603,174    (689,783)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    521,360    (613,436)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    970,646   2,594,507
   Transfers between Variable Investment Options including guaranteed interest account, net..    (50,185)    117,477
   Transfers for contract benefits and terminations..........................................   (280,815)    (69,051)
   Contract maintenance charges..............................................................       (783)       (253)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    638,863   2,642,680
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        414          88
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,160,637   2,029,332
NET ASSETS -- BEGINNING OF PERIOD............................................................  3,650,027   1,620,695
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $4,810,664  $3,650,027
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        156         393
  Redeemed...................................................................................        (93)       (144)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         63         249
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
**Denotes Variable Investment Options that invest in shares of AllianceBernstein Variable Product Series Fund, Inc., an affiliate of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                AMERICAN CENTURY VP
                                                                                                LARGE COMPANY VALUE
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    4,080  $    1,271
  Net realized gain (loss) on investments....................................................    125,936       9,333
  Change in unrealized appreciation (depreciation) of investments............................     83,279      (6,119)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    213,295       4,485
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    630,073     643,571
   Transfers between Variable Investment Options including guaranteed interest account, net..   (387,951)    167,706
   Transfers for contract benefits and terminations..........................................    (26,425)    (20,504)
   Contract maintenance charges..............................................................       (325)       (121)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    215,372     790,652
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        270          24
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    428,937     795,161
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,180,273     385,112
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $1,609,210  $1,180,273
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):....................................................................
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS II
  Issued.....................................................................................        166         124
  Redeemed...................................................................................       (147)        (51)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         19          73
                                                                                              ==========  ==========

                                                                                                AMERICAN CENTURY VP
                                                                                                MID CAP VALUE FUND
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   39,475  $   (5,268)
  Net realized gain (loss) on investments....................................................    507,958     119,447
  Change in unrealized appreciation (depreciation) of investments............................    536,954    (220,563)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................  1,084,387    (106,384)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,570,322   3,726,053
   Transfers between Variable Investment Options including guaranteed interest account, net..    641,328     452,047
   Transfers for contract benefits and terminations..........................................   (262,773)   (114,910)
   Contract maintenance charges..............................................................     (1,169)       (388)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................  1,947,708   4,062,802
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............      6,934          65
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  3,039,029   3,956,483
NET ASSETS -- BEGINNING OF PERIOD............................................................  6,610,483   2,654,000
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $9,649,512  $6,610,483
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):....................................................................
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS II
  Issued.....................................................................................        229         421
  Redeemed...................................................................................        (78)        (87)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................        151         334
                                                                                              ==========  ==========

                                                                                                      AXA AGGRESSIVE
                                                                                                        ALLOCATION*
                                                                                              ------------------------------
                                                                                                   2012            2011
                                                                                              --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (18,153,074) $   (7,837,406)
  Net realized gain (loss) on investments....................................................   (128,283,948)   (132,389,538)
  Change in unrealized appreciation (depreciation) of investments............................    458,867,595    (120,967,030)
                                                                                              --------------  --------------

  Net Increase (decrease) in net assets from operations......................................    312,430,573    (261,193,974)
                                                                                              --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     36,313,934      43,519,232
   Transfers between Variable Investment Options including guaranteed interest account, net..   (134,496,724)    (80,097,741)
   Transfers for contract benefits and terminations..........................................   (127,466,677)   (134,658,552)
   Contract maintenance charges..............................................................    (42,732,300)    (43,695,594)
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................   (268,381,767)   (214,932,655)
                                                                                              --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............             --          10,000
                                                                                              --------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................     44,048,806    (476,116,629)
NET ASSETS -- BEGINNING OF PERIOD............................................................  2,603,639,593   3,079,756,222
                                                                                              --------------  --------------

NET ASSETS -- END OF PERIOD.................................................................. $2,647,688,399  $2,603,639,593
                                                                                              ==============  ==============

CHANGES IN UNITS (000'S):....................................................................
UNIT ACTIVITY CLASS A
  Issued.....................................................................................            252             762
  Redeemed...................................................................................           (193)           (254)
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................             59             508
                                                                                              ==============  ==============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          7,927          78,434
  Redeemed...................................................................................        (30,267)        (97,194)
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................        (22,340)        (18,760)
                                                                                              ==============  ==============
UNIT ACTIVITY CLASS II
  Issued.....................................................................................             --              --
  Redeemed...................................................................................             --              --
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................             --              --
                                                                                              ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                      AXA BALANCED
                                                                                                        STRATEGY*
                                                                                              ----------------------------
                                                                                                   2012           2011
                                                                                              --------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (6,469,195) $    (97,206)
  Net realized gain (loss) on investments....................................................      4,497,212    13,889,110
  Change in unrealized appreciation (depreciation) of investments............................     70,120,688   (44,102,675)
                                                                                              --------------  ------------

  Net Increase (decrease) in net assets from operations......................................     68,148,705   (30,310,771)
                                                                                              --------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    243,747,752   309,450,004
   Transfers between Variable Investment Options including guaranteed interest account, net..     98,097,074   101,247,087
   Transfers for contract benefits and terminations..........................................    (32,020,327)  (17,353,859)
   Contract maintenance charges..............................................................    (13,375,848)   (7,456,948)
                                                                                              --------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................    296,448,651   385,886,284
                                                                                              --------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         47,199            --
                                                                                              --------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    364,644,555   355,575,513
NET ASSETS -- BEGINNING OF PERIOD............................................................    864,399,408   508,823,895
                                                                                              --------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $1,229,043,963  $864,399,408
                                                                                              ==============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         29,287        63,063
  Redeemed...................................................................................         (4,289)      (29,176)
                                                                                              --------------  ------------
  Net Increase (Decrease)....................................................................         24,998        33,887
                                                                                              ==============  ============

                                                                                                     AXA CONSERVATIVE
                                                                                                        ALLOCATION*
                                                                                              ------------------------------
                                                                                                   2012            2011
                                                                                              --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (13,464,695) $    4,512,944
  Net realized gain (loss) on investments....................................................     30,558,291      69,805,397
  Change in unrealized appreciation (depreciation) of investments............................     43,254,626     (67,785,829)
                                                                                              --------------  --------------

  Net Increase (decrease) in net assets from operations......................................     60,348,222       6,532,512
                                                                                              --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     23,290,493      21,963,360
   Transfers between Variable Investment Options including guaranteed interest account, net..    122,551,079     198,639,034
   Transfers for contract benefits and terminations..........................................   (173,296,243)   (156,298,886)
   Contract maintenance charges..............................................................    (29,320,552)    (27,515,664)
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................    (56,775,223)     36,787,844
                                                                                              --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............          9,999              --
                                                                                              --------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................      3,582,998      43,320,356
NET ASSETS -- BEGINNING OF PERIOD............................................................  2,014,563,659   1,971,243,303
                                                                                              --------------  --------------

NET ASSETS -- END OF PERIOD.................................................................. $2,018,146,657  $2,014,563,659
                                                                                              ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         29,286          98,971
  Redeemed...................................................................................        (34,020)        (95,891)
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................         (4,734)          3,080
                                                                                              ==============  ==============

                                                                                                   AXA CONSERVATIVE
                                                                                                   GROWTH STRATEGY*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (3,385,387) $    153,878
  Net realized gain (loss) on investments....................................................    2,252,377     8,463,398
  Change in unrealized appreciation (depreciation) of investments............................   29,875,274   (20,308,190)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   28,742,264   (11,690,914)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  105,248,287   150,007,441
   Transfers between Variable Investment Options including guaranteed interest account, net..   56,203,117    51,214,344
   Transfers for contract benefits and terminations..........................................  (22,241,088)  (13,217,159)
   Contract maintenance charges..............................................................   (6,925,620)   (3,959,736)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  132,284,696   184,044,890
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       25,799            --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................  161,052,759   172,353,976
NET ASSETS -- BEGINNING OF PERIOD............................................................  456,131,507   283,777,531
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $617,184,266  $456,131,507
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       15,190        32,570
  Redeemed...................................................................................       (3,784)      (16,066)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       11,406        16,504
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                   AXA CONSERVATIVE
                                                                                                       STRATEGY*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (2,063,117) $    688,791
  Net realized gain (loss) on investments....................................................    1,554,719     4,795,128
  Change in unrealized appreciation (depreciation) of investments............................   10,842,844    (7,823,887)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   10,334,446    (2,339,968)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   83,154,234    95,226,052
   Transfers between Variable Investment Options including guaranteed interest account, net..   56,079,591    57,282,445
   Transfers for contract benefits and terminations..........................................  (19,521,890)   (8,768,293)
   Contract maintenance charges..............................................................   (4,501,873)   (2,484,384)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  115,210,062   141,255,820
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       16,000            --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................  125,560,508   138,915,852
NET ASSETS -- BEGINNING OF PERIOD............................................................  305,370,441   166,454,589
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $430,930,949  $305,370,441
                                                                                              ============  ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       16,079        28,043
  Redeemed...................................................................................       (5,724)      (15,025)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       10,355        13,018
                                                                                              ============  ============

                                                                                                   AXA CONSERVATIVE-PLUS
                                                                                                        ALLOCATION*
                                                                                              ------------------------------
                                                                                                   2012            2011
                                                                                              --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (11,681,930) $      169,631
  Net realized gain (loss) on investments....................................................     (1,094,303)     (4,867,296)
  Change in unrealized appreciation (depreciation) of investments............................    106,819,312     (32,019,775)
                                                                                              --------------  --------------

  Net Increase (decrease) in net assets from operations......................................     94,043,079     (36,717,440)
                                                                                              --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     18,068,478      21,808,851
   Transfers between Variable Investment Options including guaranteed interest account, net..     53,608,168      20,679,821
   Transfers for contract benefits and terminations..........................................   (125,871,113)   (111,163,203)
   Contract maintenance charges..............................................................    (23,678,678)    (22,706,778)
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................    (77,873,145)    (91,381,309)
                                                                                              --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............             --          10,002
                                                                                              --------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................     16,169,934    (128,088,747)
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,647,623,397   1,775,712,144
                                                                                              --------------  --------------

NET ASSETS -- END OF PERIOD.................................................................. $1,663,793,331  $1,647,623,397
                                                                                              ==============  ==============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         12,692          65,569
  Redeemed...................................................................................        (19,078)        (73,232)
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................         (6,386)         (7,663)
                                                                                              ==============  ==============

                                                                                                  AXA GROWTH STRATEGY*
                                                                                              ----------------------------
                                                                                                   2012           2011
                                                                                              --------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (5,732,307) $ (1,134,237)
  Net realized gain (loss) on investments....................................................      6,055,060    14,965,651
  Change in unrealized appreciation (depreciation) of investments............................     76,852,004   (57,312,397)
                                                                                              --------------  ------------

  Net Increase (decrease) in net assets from operations......................................     77,174,757   (43,480,983)
                                                                                              --------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    198,361,820   188,419,136
   Transfers between Variable Investment Options including guaranteed interest account, net..     59,754,709    35,713,252
   Transfers for contract benefits and terminations..........................................    (25,753,409)  (18,855,526)
   Contract maintenance charges..............................................................    (10,715,982)   (7,529,929)
                                                                                              --------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................    221,647,138   197,746,933
                                                                                              --------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         39,001            --
                                                                                              --------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    298,860,896   154,265,950
NET ASSETS -- BEGINNING OF PERIOD............................................................    726,177,042   571,911,092
                                                                                              --------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $1,025,037,938  $726,177,042
                                                                                              ==============  ============
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         21,226        45,673
  Redeemed...................................................................................         (3,956)      (29,995)
                                                                                              --------------  ------------
  Net Increase (Decrease)....................................................................         17,270        15,678
                                                                                              ==============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                    AXA MODERATE
                                                                                                     ALLOCATION*
                                                                                           ------------------------------
                                                                                                2012            2011
                                                                                           --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................ $  (50,096,350) $     (912,298)
  Net realized gain (loss) on investments.................................................    (86,897,586)     10,290,581
  Change in unrealized appreciation (depreciation) of investments.........................    611,536,153    (282,428,494)
                                                                                           --------------  --------------

  Net Increase (decrease) in net assets from operations...................................    474,542,217    (273,050,211)
                                                                                           --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners..................................................     75,884,979      98,626,591
   Transfers between Variable Investment Options including guaranteed interest account,
    net...................................................................................     (5,665,803)    (44,218,143)
   Transfers for contract benefits and terminations.......................................   (483,095,642)   (460,701,810)
   Contract maintenance charges...........................................................    (97,758,813)    (96,642,543)
                                                                                           --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions...................   (510,635,279)   (502,935,905)
                                                                                           --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49............             --           9,999
                                                                                           --------------  --------------

INCREASE (DECREASE) IN NET ASSETS.........................................................    (36,093,062)   (775,976,117)
NET ASSETS -- BEGINNING OF PERIOD.........................................................  6,771,103,898   7,547,080,015
                                                                                           --------------  --------------

NET ASSETS -- END OF PERIOD............................................................... $6,735,010,836  $6,771,103,898
                                                                                           ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued..................................................................................            710           2,039
  Redeemed................................................................................           (314)           (627)
                                                                                           --------------  --------------
  Net Increase (Decrease).................................................................            396           1,412
                                                                                           ==============  ==============
UNIT ACTIVITY CLASS B
  Issued..................................................................................          9,231         160,765
  Redeemed................................................................................        (42,499)       (194,975)
                                                                                           --------------  --------------
  Net Increase (Decrease).................................................................        (33,268)        (34,210)
                                                                                           ==============  ==============

                                                                                                 AXA MODERATE GROWTH
                                                                                                      STRATEGY*
                                                                                           ------------------------------
                                                                                                2012            2011
                                                                                           --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................ $  (18,971,462) $   (2,051,878)
  Net realized gain (loss) on investments.................................................     11,342,142      34,241,118
  Change in unrealized appreciation (depreciation) of investments.........................    209,834,831    (136,025,864)
                                                                                           --------------  --------------

  Net Increase (decrease) in net assets from operations...................................    202,205,511    (103,836,624)
                                                                                           --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners..................................................    455,092,013     876,199,474
   Transfers between Variable Investment Options including guaranteed interest account,
    net...................................................................................    180,280,839     258,929,557
   Transfers for contract benefits and terminations.......................................    (76,571,911)    (36,907,165)
   Contract maintenance charges...........................................................    (35,432,764)    (18,675,823)
                                                                                           --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions...................    523,368,177   1,079,546,043
                                                                                           --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49............         82,001          31,998
                                                                                           --------------  --------------

INCREASE (DECREASE) IN NET ASSETS.........................................................    725,655,689     975,741,417
NET ASSETS -- BEGINNING OF PERIOD.........................................................  2,245,022,509   1,269,281,092
                                                                                           --------------  --------------

NET ASSETS -- END OF PERIOD............................................................... $2,970,678,198  $2,245,022,509
                                                                                           ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued..................................................................................             --              --
  Redeemed................................................................................             --              --
                                                                                           --------------  --------------
  Net Increase (Decrease).................................................................             --              --
                                                                                           ==============  ==============
UNIT ACTIVITY CLASS B
  Issued..................................................................................         52,914         161,630
  Redeemed................................................................................         (9,126)        (66,797)
                                                                                           --------------  --------------
  Net Increase (Decrease).................................................................         43,788          94,833
                                                                                           ==============  ==============

                                                                                                  AXA MODERATE-PLUS
                                                                                                     ALLOCATION*
                                                                                           -------------------------------
                                                                                                2012             2011
                                                                                           --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................ $  (71,320,482) $   (14,232,032)
  Net realized gain (loss) on investments.................................................   (208,239,527)     (58,496,829)
  Change in unrealized appreciation (depreciation) of investments.........................  1,186,796,460     (591,443,510)
                                                                                           --------------  ---------------

  Net Increase (decrease) in net assets from operations...................................    907,236,451     (664,172,371)
                                                                                           --------------  ---------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners..................................................    111,916,080      140,977,747
   Transfers between Variable Investment Options including guaranteed interest account,
    net...................................................................................   (290,387,735)    (232,647,391)
   Transfers for contract benefits and terminations.......................................   (557,821,605)    (561,458,487)
   Contract maintenance charges...........................................................   (150,898,069)    (152,491,867)
                                                                                           --------------  ---------------

  Net increase (decrease) in net assets from contractowner transactions...................   (887,191,329)    (805,619,998)
                                                                                           --------------  ---------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49............             --            9,998
                                                                                           --------------  ---------------

INCREASE (DECREASE) IN NET ASSETS.........................................................     20,045,122   (1,469,782,371)
NET ASSETS -- BEGINNING OF PERIOD.........................................................  9,523,626,654   10,993,409,025
                                                                                           --------------  ---------------

NET ASSETS -- END OF PERIOD............................................................... $9,543,671,776  $ 9,523,626,654
                                                                                           ==============  ===============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued..................................................................................            564            2,029
  Redeemed................................................................................           (654)            (552)
                                                                                           --------------  ---------------
  Net Increase (Decrease).................................................................            (90)           1,477
                                                                                           ==============  ===============
UNIT ACTIVITY CLASS B
  Issued..................................................................................          7,667          235,695
  Redeemed................................................................................        (78,121)        (301,845)
                                                                                           --------------  ---------------
  Net Increase (Decrease).................................................................        (70,454)         (66,150)
                                                                                           ==============  ===============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                    AXA TACTICAL
                                                                                                    MANAGER 400*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (699,118) $  (472,288)
  Net realized gain (loss) on investments....................................................   1,019,339    1,144,008
  Change in unrealized appreciation (depreciation) of investments............................   7,109,268   (4,474,436)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   7,429,489   (3,802,716)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   9,638,510   18,261,240
   Transfers between Variable Investment Options including guaranteed interest account, net..   3,070,943    9,018,504
   Transfers for contract benefits and terminations..........................................    (977,937)    (577,831)
   Contract maintenance charges..............................................................    (713,260)    (331,917)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  11,018,256   26,369,996
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       2,000       10,000
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   18,449,745   22,577,280
NET ASSETS -- BEGINNING OF PERIOD............................................................   45,223,763   22,646,483
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $63,673,508  $45,223,763
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       1,278        3,179
  Redeemed...................................................................................        (384)      (1,018)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         894        2,161
                                                                                              ===========  ===========

                                                                                                     AXA TACTICAL
                                                                                                     MANAGER 500*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (1,158,814) $   (669,305)
  Net realized gain (loss) on investments....................................................    3,753,809     1,769,021
  Change in unrealized appreciation (depreciation) of investments............................   12,922,809    (5,874,420)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   15,517,804    (4,774,704)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   22,985,178    41,660,684
   Transfers between Variable Investment Options including guaranteed interest account, net..   12,688,113    19,051,029
   Transfers for contract benefits and terminations..........................................   (2,279,802)   (1,297,339)
   Contract maintenance charges..............................................................   (1,749,770)     (775,254)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   31,643,719    58,639,120
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        4,999         9,999
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    47,166,522    53,874,415
NET ASSETS -- BEGINNING OF PERIOD............................................................   105,424,675    51,550,260
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $152,591,197  $105,424,675
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        3,638         8,076
  Redeemed...................................................................................         (895)       (2,811)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................        2,743         5,265
                                                                                              ============  ============

                                                                                                    AXA TACTICAL
                                                                                                    MANAGER 2000*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (698,683) $  (520,869)
  Net realized gain (loss) on investments....................................................   1,351,447    1,122,924
  Change in unrealized appreciation (depreciation) of investments............................   7,059,438   (5,274,245)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   7,712,202   (4,672,190)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  10,609,788   19,845,935
   Transfers between Variable Investment Options including guaranteed interest account, net..   3,761,774   10,514,712
   Transfers for contract benefits and terminations..........................................  (1,074,815)    (607,144)
   Contract maintenance charges..............................................................    (786,504)    (368,555)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  12,510,243   29,384,948
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       2,998       10,001
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   20,225,443   24,722,759
NET ASSETS -- BEGINNING OF PERIOD............................................................   49,792,220   25,069,461
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $70,017,663  $49,792,220
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       1,391        3,438
  Redeemed...................................................................................        (371)      (1,035)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................       1,020        2,403
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 AXA TACTICAL MANAGER
                                                                                                    INTERNATIONAL*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (812,733) $    251,817
  Net realized gain (loss) on investments....................................................      187,892       719,422
  Change in unrealized appreciation (depreciation) of investments............................   14,915,004   (13,913,157)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   14,290,163   (12,941,918)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   16,036,205    31,441,196
   Transfers between Variable Investment Options including guaranteed interest account, net..    5,105,696    19,704,729
   Transfers for contract benefits and terminations..........................................   (1,634,129)   (1,085,791)
   Contract maintenance charges..............................................................   (1,304,524)     (655,201)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   18,203,248    49,404,933
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        5,002        34,169
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   32,498,413    36,497,184
NET ASSETS -- BEGINNING OF PERIOD............................................................   79,241,374    42,744,190
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $111,739,787  $ 79,241,374
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        3,162         7,514
  Redeemed...................................................................................       (1,052)       (2,373)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................        2,110         5,141
                                                                                              ============  ============
UNIT ACTIVITY CLASS III
  Issued.....................................................................................           --            --
  Redeemed...................................................................................           --            --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           --            --
                                                                                              ============  ============

                                                                                              AXA ULTRA CONSERVATIVE
                                                                                                 STRATEGY*(F)
                                                                                              ---------------------
                                                                                                2012        2011
                                                                                               --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (116)   $    428
  Net realized gain (loss) on investments....................................................    6,627        (101)
  Change in unrealized appreciation (depreciation) of investments............................     (795)        410
                                                                                               --------   --------

  Net Increase (decrease) in net assets from operations......................................    5,716         737
                                                                                               --------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................       --          34
   Transfers between Variable Investment Options including guaranteed interest account, net..  223,713          --
   Transfers for contract benefits and terminations..........................................  (26,764)         --
   Contract maintenance charges..............................................................   (8,098)         --
                                                                                               --------   --------

  Net increase (decrease) in net assets from contractowner transactions......................  188,851          34
                                                                                               --------   --------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       --     100,000
                                                                                               --------   --------

INCREASE (DECREASE) IN NET ASSETS............................................................  194,567     100,771
NET ASSETS -- BEGINNING OF PERIOD............................................................  100,771          --
                                                                                               --------   --------

NET ASSETS -- END OF PERIOD.................................................................. $295,338    $100,771
                                                                                               ========   ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       93           2
  Redeemed...................................................................................      (74)         (2)
                                                                                               --------   --------
  Net Increase (Decrease)....................................................................       19          --
                                                                                               ========   ========
UNIT ACTIVITY CLASS III
  Issued.....................................................................................       --          --
  Redeemed...................................................................................       --          --
                                                                                               --------   --------
  Net Increase (Decrease)....................................................................       --          --
                                                                                               ========   ========

                                                                                                  BLACKROCK GLOBAL
                                                                                                ALLOCATION V.I. FUND
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    19,107  $   440,691
  Net realized gain (loss) on investments....................................................     482,998      967,784
  Change in unrealized appreciation (depreciation) of investments............................   2,197,597   (2,940,562)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   2,699,702   (1,532,087)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   5,544,152   11,500,152
   Transfers between Variable Investment Options including guaranteed interest account, net..   1,113,185      704,480
   Transfers for contract benefits and terminations..........................................  (2,119,215)    (647,292)
   Contract maintenance charges..............................................................      (7,172)      (4,376)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   4,530,950   11,552,964
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............          16           (4)
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   7,230,668   10,020,873
NET ASSETS -- BEGINNING OF PERIOD............................................................  30,084,322   20,063,449
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $37,314,990  $30,084,322
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS III
  Issued.....................................................................................         977        2,048
  Redeemed...................................................................................        (559)        (988)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         418        1,060
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                BLACKROCK LARGE CAP
                                                                                                 GROWTH V.I. FUND
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (12,976) $  (17,410)
  Net realized gain (loss) on investments....................................................    620,828     185,315
  Change in unrealized appreciation (depreciation) of investments............................     78,892    (303,852)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    686,744    (135,947)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    930,442   2,608,022
   Transfers between Variable Investment Options including guaranteed interest account, net..    146,295     806,438
   Transfers for contract benefits and terminations..........................................   (282,836)    (81,958)
   Contract maintenance charges..............................................................     (1,328)       (392)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    792,573   3,332,110
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         37          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,479,354   3,196,163
NET ASSETS -- BEGINNING OF PERIOD............................................................  5,041,764   1,845,601
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $6,521,118  $5,041,764
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS III
  Issued.....................................................................................        172         481
  Redeemed...................................................................................       (111)       (210)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         61         271
                                                                                              ==========  ==========

                                                                                                 EQ/ALLIANCEBERNSTEIN
                                                                                                    DYNAMIC WEALTH
                                                                                               STRATEGIES PORTFOLIO*(B)
                                                                                              -------------------------
                                                                                                  2012          2011
                                                                                              ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (1,899,165) $   (87,485)
  Net realized gain (loss) on investments....................................................    2,656,800        2,706
  Change in unrealized appreciation (depreciation) of investments............................   10,288,959      315,296
                                                                                              ------------  -----------

  Net Increase (decrease) in net assets from operations......................................   11,046,594      230,517
                                                                                              ------------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  186,546,106   44,391,074
   Transfers between Variable Investment Options including guaranteed interest account, net..   90,063,860   11,502,988
   Transfers for contract benefits and terminations..........................................   (3,636,259)     (28,188)
   Contract maintenance charges..............................................................   (1,282,773)      (2,518)
                                                                                              ------------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  271,690,934   55,863,356
                                                                                              ------------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............   (1,042,003)  10,000,000
                                                                                              ------------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  281,695,525   66,093,873
NET ASSETS -- BEGINNING OF PERIOD............................................................   66,093,873           --
                                                                                              ------------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $347,789,398  $66,093,873
                                                                                              ============  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           --           --
  Redeemed...................................................................................           --           --
                                                                                              ------------  -----------
  Net Increase (Decrease)....................................................................           --           --
                                                                                              ============  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       29,210        5,981
  Redeemed...................................................................................       (1,598)         (35)
                                                                                              ------------  -----------
  Net Increase (Decrease)....................................................................       27,612        5,946
                                                                                              ============  ===========
UNIT ACTIVITY CLASS III
  Issued.....................................................................................           --           --
  Redeemed...................................................................................           --           --
                                                                                              ------------  -----------
  Net Increase (Decrease)....................................................................           --           --
                                                                                              ============  ===========

                                                                                                 EQ/ALLIANCEBERNSTEIN
                                                                                                   SMALL CAP GROWTH*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (5,857,373) $ (6,799,447)
  Net realized gain (loss) on investments....................................................   40,405,718    26,784,309
  Change in unrealized appreciation (depreciation) of investments............................   24,365,110   (31,803,951)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   58,913,455   (11,819,089)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   11,313,332    11,563,514
   Transfers between Variable Investment Options including guaranteed interest account, net..   (1,667,242)    9,512,745
   Transfers for contract benefits and terminations..........................................  (28,893,050)  (31,701,606)
   Contract maintenance charges..............................................................   (6,224,588)   (5,886,946)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (25,471,548)  (16,512,293)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       80,002        20,409
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   33,521,909   (28,310,973)
NET ASSETS -- BEGINNING OF PERIOD............................................................  436,103,998   464,414,971
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $469,625,907  $436,103,998
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          214           266
  Redeemed...................................................................................          (65)         (176)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          149            90
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        3,125        16,215
  Redeemed...................................................................................       (4,622)      (17,288)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (1,497)       (1,073)
                                                                                              ============  ============
UNIT ACTIVITY CLASS III
  Issued.....................................................................................           --            --
  Redeemed...................................................................................           --            --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           --            --
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                               EQ/AXA FRANKLIN SMALL CAP
                                                                                                      VALUE CORE*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (1,045,189) $ (1,791,109)
  Net realized gain (loss) on investments....................................................    7,866,906     7,683,824
  Change in unrealized appreciation (depreciation) of investments............................   11,312,282   (21,073,127)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   18,133,999   (15,180,412)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    5,074,686     7,018,166
   Transfers between Variable Investment Options including guaranteed interest account, net..   (4,589,951)    7,678,227
   Transfers for contract benefits and terminations..........................................   (6,246,506)   (6,850,645)
   Contract maintenance charges..............................................................   (2,113,196)   (2,020,057)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   (7,874,967)    5,825,691
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        1,401        10,001
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   10,260,433    (9,344,720)
NET ASSETS -- BEGINNING OF PERIOD............................................................  125,396,849   134,741,569
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $135,657,282  $125,396,849
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           51           192
  Redeemed...................................................................................          (58)         (131)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           (7)           61
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        2,883         8,970
  Redeemed...................................................................................       (3,725)       (8,439)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................         (842)          531
                                                                                              ============  ============

                                                                                               EQ/BLACKROCK BASIC VALUE
                                                                                                        EQUITY*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    655,251  $ (1,692,781)
  Net realized gain (loss) on investments....................................................   (5,536,706)  (10,326,397)
  Change in unrealized appreciation (depreciation) of investments............................  105,526,867   (29,669,224)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................  100,645,412   (41,688,402)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   15,313,160    36,075,898
   Transfers between Variable Investment Options including guaranteed interest account, net..   (3,659,886)   59,763,482
   Transfers for contract benefits and terminations..........................................  (54,196,077)  (51,303,512)
   Contract maintenance charges..............................................................  (12,271,428)  (11,132,799)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (54,814,231)   33,403,069
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       58,999        10,001
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   45,890,180    (8,275,332)
NET ASSETS -- BEGINNING OF PERIOD............................................................  852,277,605   860,552,937
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $898,167,785  $852,277,605
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          680         1,565
  Redeemed...................................................................................         (303)         (293)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          377         1,272
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        3,219        33,238
  Redeemed...................................................................................       (6,664)      (31,667)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (3,445)        1,571
                                                                                              ============  ============

                                                                                               EQ/BOSTON ADVISORS EQUITY
                                                                                                        INCOME*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  1,669,243  $    932,940
  Net realized gain (loss) on investments....................................................    7,784,640    (3,120,323)
  Change in unrealized appreciation (depreciation) of investments............................   27,044,241    (1,073,746)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   36,498,124    (3,261,129)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    6,049,412     7,389,298
   Transfers between Variable Investment Options including guaranteed interest account, net..   50,958,506    10,537,773
   Transfers for contract benefits and terminations..........................................  (13,569,862)  (11,599,847)
   Contract maintenance charges..............................................................   (3,696,803)   (2,975,286)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   39,741,253     3,351,938
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --         9,999
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   76,239,377       100,808
NET ASSETS -- BEGINNING OF PERIOD............................................................  215,530,484   215,429,676
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $291,769,861  $215,530,484
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          284           209
  Redeemed...................................................................................          (66)          (65)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          218           144
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       14,209        32,266
  Redeemed...................................................................................       (7,256)      (30,975)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................        6,953         1,291
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 EQ/CALVERT SOCIALLY
                                                                                                    RESPONSIBLE*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (224,701) $  (504,530)
  Net realized gain (loss) on investments....................................................     150,774   (1,773,547)
  Change in unrealized appreciation (depreciation) of investments............................   6,468,968    1,597,626
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   6,395,041     (680,451)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     966,622      589,147
   Transfers between Variable Investment Options including guaranteed interest account, net..   1,614,628   (1,016,516)
   Transfers for contract benefits and terminations..........................................  (3,406,733)  (2,835,178)
   Contract maintenance charges..............................................................    (679,563)    (621,741)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  (1,505,046)  (3,884,288)
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       6,501           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   4,896,496   (4,564,739)

NET ASSETS -- BEGINNING OF PERIOD............................................................  42,343,096   46,907,835
                                                                                              -----------  -----------
NET ASSETS -- END OF PERIOD.................................................................. $47,239,592  $42,343,096
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         682        2,035
  Redeemed...................................................................................        (821)      (2,455)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................        (139)        (420)
                                                                                              ===========  ===========

                                                                                                  EQ/CAPITAL GUARDIAN
                                                                                                       RESEARCH*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (5,002,881) $ (6,486,508)
  Net realized gain (loss) on investments....................................................   12,770,317     6,185,721
  Change in unrealized appreciation (depreciation) of investments............................  119,811,689    22,319,299
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................  127,579,125    22,018,512
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   10,982,841     9,206,535
   Transfers between Variable Investment Options including guaranteed interest account, net..  (13,428,244)  (21,779,441)
   Transfers for contract benefits and terminations..........................................  (68,565,832)  (67,411,532)
   Contract maintenance charges..............................................................  (11,086,788)  (10,363,376)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (82,098,023)  (90,347,814)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --            --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   45,481,102   (68,329,302)

NET ASSETS -- BEGINNING OF PERIOD............................................................  836,961,239   905,290,541
                                                                                              ------------  ------------
NET ASSETS -- END OF PERIOD.................................................................. $882,442,341  $836,961,239
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           96            83
  Redeemed...................................................................................          (40)          (43)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           56            40
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        2,441        12,796
  Redeemed...................................................................................       (8,731)      (20,466)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (6,290)       (7,670)
                                                                                              ============  ============

                                                                                                       EQ/COMMON
                                                                                                     STOCK INDEX*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    781,397  $ (1,532,209)
  Net realized gain (loss) on investments....................................................    3,385,321    (4,649,482)
  Change in unrealized appreciation (depreciation) of investments............................   93,781,377       330,310
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   97,948,095    (5,851,381)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    8,014,542    12,712,181
   Transfers between Variable Investment Options including guaranteed interest account, net..  (14,287,970)  (27,396,652)
   Transfers for contract benefits and terminations..........................................  (51,646,641)  (55,053,208)
   Contract maintenance charges..............................................................   (9,971,324)   (9,569,822)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (67,891,393)  (79,307,501)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       55,793        36,205
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   30,112,495   (85,122,677)

NET ASSETS -- BEGINNING OF PERIOD............................................................  719,774,887   804,897,564
                                                                                              ------------  ------------
NET ASSETS -- END OF PERIOD.................................................................. $749,887,382  $719,774,887
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           87           135
  Redeemed...................................................................................          (29)          (62)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           58            73
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        1,215        21,603
  Redeemed...................................................................................       (3,758)      (25,036)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (2,543)       (3,433)
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                          EQ/CORE
                                                                                                        BOND INDEX*
                                                                                              ------------------------------
                                                                                                   2012            2011
                                                                                              --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $       71,695  $    4,976,389
  Net realized gain (loss) on investments....................................................     (4,237,062)    (16,567,702)
  Change in unrealized appreciation (depreciation) of investments............................     24,086,418      48,809,618
                                                                                              --------------  --------------

  Net Increase (decrease) in net assets from operations......................................     19,921,051      37,218,305
                                                                                              --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     62,999,108     111,986,676
   Transfers between Variable Investment Options including guaranteed interest account, net..     95,688,422      (5,465,627)
   Transfers for contract benefits and terminations..........................................    (77,991,180)    (76,852,744)
   Contract maintenance charges..............................................................    (15,961,695)    (13,365,088)
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................     64,734,655      16,303,217
                                                                                              --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............             --           9,998
                                                                                              --------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................     84,655,706      53,531,520
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,156,594,471   1,103,062,951
                                                                                              --------------  --------------

NET ASSETS -- END OF PERIOD.................................................................. $1,241,250,177  $1,156,594,471
                                                                                              ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................             --              --
  Redeemed...................................................................................             --              --
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................             --              --
                                                                                              ==============  ==============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         18,254          57,102
  Redeemed...................................................................................        (11,850)        (54,378)
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................          6,404           2,724
                                                                                              ==============  ==============

                                                                                                       EQ/DAVIS
                                                                                                   NEW YORK VENTURE*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (2,149,567) $ (4,081,019)
  Net realized gain (loss) on investments....................................................          512    (6,002,278)
  Change in unrealized appreciation (depreciation) of investments............................   33,365,285   (11,388,354)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   31,216,230   (21,471,651)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    6,096,805     9,928,339
   Transfers between Variable Investment Options including guaranteed interest account, net..  (13,400,256)  (14,917,999)
   Transfers for contract benefits and terminations..........................................  (17,284,730)  (15,860,219)
   Contract maintenance charges..............................................................   (5,054,425)   (5,059,064)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (29,642,606)  (25,908,943)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --        10,000
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    1,573,624   (47,370,594)
NET ASSETS -- BEGINNING OF PERIOD............................................................  313,994,996   361,365,590
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $315,568,620  $313,994,996
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          153           526
  Redeemed...................................................................................          (98)         (146)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           55           380
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        1,486        12,475
  Redeemed...................................................................................       (4,647)      (15,763)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (3,161)       (3,288)
                                                                                              ============  ============

                                                                                                         EQ/EQUITY
                                                                                                        500 INDEX*
                                                                                              ------------------------------
                                                                                                   2012            2011
                                                                                              --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    2,965,274  $      (65,577)
  Net realized gain (loss) on investments....................................................     15,710,630      (2,091,154)
  Change in unrealized appreciation (depreciation) of investments............................    139,108,887       4,577,530
                                                                                              --------------  --------------

  Net Increase (decrease) in net assets from operations......................................    157,784,791       2,420,799
                                                                                              --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     22,326,472      23,766,804
   Transfers between Variable Investment Options including guaranteed interest account, net..     48,663,182     (17,668,791)
   Transfers for contract benefits and terminations..........................................    (84,794,515)    (82,770,891)
   Contract maintenance charges..............................................................    (16,001,464)    (14,505,284)
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................    (29,806,325)    (91,178,162)
                                                                                              --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        137,199          28,803
                                                                                              --------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................    128,115,665     (88,728,560)
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,167,068,256   1,255,796,816
                                                                                              --------------  --------------

NET ASSETS -- END OF PERIOD.................................................................. $1,295,183,921  $1,167,068,256
                                                                                              ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................            418           1,059
  Redeemed...................................................................................           (165)           (404)
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................            253             655
                                                                                              ==============  ==============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         10,068          31,679
  Redeemed...................................................................................        (10,751)        (37,023)
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................           (683)         (5,344)
                                                                                              ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                         EQ/EQUITY
                                                                                                       GROWTH PLUS*
                                                                                              ------------------------------
                                                                                                   2012            2011
                                                                                              --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (9,389,148) $  (14,310,456)
  Net realized gain (loss) on investments....................................................        849,625        (463,731)
  Change in unrealized appreciation (depreciation) of investments............................    136,740,424     (70,046,530)
                                                                                              --------------  --------------

  Net Increase (decrease) in net assets from operations......................................    128,200,901     (84,820,717)
                                                                                              --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     16,048,274      14,626,874
   Transfers between Variable Investment Options including guaranteed interest account, net..    (60,408,421)    (92,255,483)
   Transfers for contract benefits and terminations..........................................    (68,116,916)    (70,276,687)
   Contract maintenance charges..............................................................    (15,846,986)    (16,380,962)
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................   (128,324,049)   (164,286,258)
                                                                                              --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............             --           9,999
                                                                                              --------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................       (123,148)   (249,096,976)
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,039,062,096   1,288,159,072
                                                                                              --------------  --------------

NET ASSETS -- END OF PERIOD.................................................................. $1,038,938,948  $1,039,062,096
                                                                                              ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................             --              --
  Redeemed...................................................................................             --              --
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................             --              --
                                                                                              ==============  ==============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................            984          36,790
  Redeemed...................................................................................        (10,119)        (48,662)
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................         (9,135)        (11,872)
                                                                                              ==============  ==============

                                                                                                   EQ/FRANKLIN CORE
                                                                                                       BALANCED*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ 10,309,624  $ 10,074,172
  Net realized gain (loss) on investments....................................................   (7,543,805)  (15,041,372)
  Change in unrealized appreciation (depreciation) of investments............................   49,602,945    (2,954,998)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   52,368,764    (7,922,198)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    9,187,668     6,599,941
   Transfers between Variable Investment Options including guaranteed interest account, net..   93,076,685    22,045,570
   Transfers for contract benefits and terminations..........................................  (40,122,696)  (33,668,075)
   Contract maintenance charges..............................................................   (9,798,141)   (8,190,732)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   52,343,516   (13,213,296)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --         9,998
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................  104,712,280   (21,125,496)
NET ASSETS -- BEGINNING OF PERIOD............................................................  524,997,635   546,123,131
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $629,709,915  $524,997,635
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           64            58
  Redeemed...................................................................................          (24)          (27)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           40            31
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       12,098        24,104
  Redeemed...................................................................................       (7,056)      (25,513)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................        5,042        (1,409)
                                                                                              ============  ============

                                                                                                   EQ/FRANKLIN TEMPLETON
                                                                                                        ALLOCATION*
                                                                                              ------------------------------
                                                                                                   2012            2011
                                                                                              --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    2,864,209  $    3,536,178
  Net realized gain (loss) on investments....................................................    (25,776,014)    (36,044,051)
  Change in unrealized appreciation (depreciation) of investments............................    175,573,874     (44,944,292)
                                                                                              --------------  --------------

  Net Increase (decrease) in net assets from operations......................................    152,662,069     (77,452,165)
                                                                                              --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     16,803,047      23,407,427
   Transfers between Variable Investment Options including guaranteed interest account, net..    (21,994,755)    (18,077,940)
   Transfers for contract benefits and terminations..........................................    (77,690,950)    (71,339,688)
   Contract maintenance charges..............................................................    (19,567,449)    (19,381,347)
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................   (102,450,107)    (85,391,548)
                                                                                              --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............          6,998              --
                                                                                              --------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................     50,218,960    (162,843,713)
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,215,456,557   1,378,300,270
                                                                                              --------------  --------------

NET ASSETS -- END OF PERIOD.................................................................. $1,265,675,517  $1,215,456,557
                                                                                              ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................             27              76
  Redeemed...................................................................................            (15)            (27)
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................             12              49
                                                                                              ==============  ==============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          4,416          42,013
  Redeemed...................................................................................        (16,887)        (52,781)
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................        (12,471)        (10,768)
                                                                                              ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                   EQ/GAMCO MERGERS
                                                                                                   AND ACQUISITIONS*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (3,095,087) $ (2,636,762)
  Net realized gain (loss) on investments....................................................    7,732,673    10,006,864
  Change in unrealized appreciation (depreciation) of investments............................    2,669,829    (8,149,018)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................    7,307,415      (778,916)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    2,852,665     4,189,091
   Transfers between Variable Investment Options including guaranteed interest account, net..   (1,118,963)   33,663,357
   Transfers for contract benefits and terminations..........................................  (11,289,730)   (9,729,307)
   Contract maintenance charges..............................................................   (3,211,235)   (2,913,749)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (12,767,263)   25,209,392
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --        10,000
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   (5,459,848)   24,440,476
NET ASSETS -- BEGINNING OF PERIOD............................................................  205,926,608   181,486,132
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $200,466,760  $205,926,608
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          145           286
  Redeemed...................................................................................          (65)          (89)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           80           197
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        2,202        12,720
  Redeemed...................................................................................       (3,295)      (10,902)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (1,093)        1,818
                                                                                              ============  ============

                                                                                                    EQ/GAMCO SMALL
                                                                                                    COMPANY VALUE*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (2,050,196) $(12,041,569)
  Net realized gain (loss) on investments....................................................   59,825,085    50,995,699
  Change in unrealized appreciation (depreciation) of investments............................   70,335,121   (83,945,249)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................  128,110,010   (44,991,119)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   18,572,190    30,656,830
   Transfers between Variable Investment Options including guaranteed interest account, net..    1,675,694    11,114,182
   Transfers for contract benefits and terminations..........................................  (44,513,247)  (41,775,549)
   Contract maintenance charges..............................................................  (12,534,582)  (11,976,411)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (36,799,945)  (11,980,948)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --        10,002
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   91,310,065   (56,962,065)
NET ASSETS -- BEGINNING OF PERIOD............................................................  815,339,995   872,302,060
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $906,650,060  $815,339,995
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          827         2,020
  Redeemed...................................................................................         (227)         (402)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          600         1,618
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        1,859        15,118
  Redeemed...................................................................................       (3,059)      (16,128)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (1,200)       (1,010)
                                                                                              ============  ============

                                                                                                       EQ/GLOBAL
                                                                                                      BOND PLUS*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (440,087) $  9,391,657
  Net realized gain (loss) on investments....................................................   16,493,769    (4,065,919)
  Change in unrealized appreciation (depreciation) of investments............................   (5,019,956)    8,494,958
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   11,033,726    13,820,696
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    9,376,947     7,805,717
   Transfers between Variable Investment Options including guaranteed interest account, net..    6,944,336    53,793,222
   Transfers for contract benefits and terminations..........................................  (33,376,476)  (31,197,036)
   Contract maintenance charges..............................................................   (7,328,630)   (6,787,907)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (24,383,823)   23,613,996
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       27,457        86,862
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................  (13,322,640)   37,521,554
NET ASSETS -- BEGINNING OF PERIOD............................................................  512,000,981   474,479,427
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $498,678,341  $512,000,981
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          174           570
  Redeemed...................................................................................         (104)         (360)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           70           210
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        4,649        27,814
  Redeemed...................................................................................       (6,689)      (26,028)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (2,040)        1,786
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 EQ/GLOBAL MULTI-SECTOR
                                                                                                         EQUITY*
                                                                                              ----------------------------
                                                                                                  2012           2011
                                                                                              ------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (700,951) $    2,313,839
  Net realized gain (loss) on investments....................................................  (39,853,108)    (62,532,210)
  Change in unrealized appreciation (depreciation) of investments............................  166,302,184     (78,779,171)
                                                                                              ------------  --------------

  Net Increase (decrease) in net assets from operations......................................  125,748,125    (138,997,542)
                                                                                              ------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   13,634,892      13,583,381
   Transfers between Variable Investment Options including guaranteed interest account, net..  (38,155,878)    (80,264,970)
   Transfers for contract benefits and terminations..........................................  (50,069,323)    (56,943,878)
   Contract maintenance charges..............................................................  (13,530,850)    (14,496,142)
                                                                                              ------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................  (88,121,159)   (138,121,609)
                                                                                              ------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       72,999          25,002
                                                                                              ------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................   37,699,965    (277,094,149)
NET ASSETS -- BEGINNING OF PERIOD............................................................  859,312,651   1,136,406,800
                                                                                              ------------  --------------

NET ASSETS -- END OF PERIOD.................................................................. $897,012,616  $  859,312,651
                                                                                              ============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           95             189
  Redeemed...................................................................................          (55)            (59)
                                                                                              ------------  --------------
  Net Increase (Decrease)....................................................................           40             130
                                                                                              ============  ==============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        1,442          25,512
  Redeemed...................................................................................       (5,886)        (32,404)
                                                                                              ------------  --------------
  Net Increase (Decrease)....................................................................       (4,444)         (6,892)
                                                                                              ============  ==============

                                                                                                    EQ/INTERMEDIATE
                                                                                                   GOVERNMENT BOND*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (5,488,039) $ (4,130,960)
  Net realized gain (loss) on investments....................................................    6,706,802     4,490,968
  Change in unrealized appreciation (depreciation) of investments............................   (3,323,266)   14,122,971
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   (2,104,503)   14,482,979
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   29,451,028    45,773,295
   Transfers between Variable Investment Options including guaranteed interest account, net..    2,448,803    29,777,337
   Transfers for contract benefits and terminations..........................................  (31,020,537)  (29,568,007)
   Contract maintenance charges..............................................................   (5,835,298)   (4,679,431)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   (4,956,004)   41,303,194
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --        10,000
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   (7,060,507)   55,796,173
NET ASSETS -- BEGINNING OF PERIOD............................................................  447,461,389   391,665,216
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $440,400,882  $447,461,389
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           --            --
  Redeemed...................................................................................           --            --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           --            --
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        8,999        30,027
  Redeemed...................................................................................       (8,479)      (25,461)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          520         4,566
                                                                                              ============  ============

                                                                                                    EQ/INTERNATIONAL
                                                                                                       CORE PLUS*
                                                                                              ---------------------------
                                                                                                  2012           2011
                                                                                              ------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (210,525) $   8,945,111
  Net realized gain (loss) on investments....................................................  (48,916,372)   (30,871,558)
  Change in unrealized appreciation (depreciation) of investments............................  133,757,479   (114,393,240)
                                                                                              ------------  -------------

  Net Increase (decrease) in net assets from operations......................................   84,630,582   (136,319,687)
                                                                                              ------------  -------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    9,265,949     12,881,872
   Transfers between Variable Investment Options including guaranteed interest account, net..  (23,568,354)    (1,101,636)
   Transfers for contract benefits and terminations..........................................  (38,714,262)   (43,918,690)
   Contract maintenance charges..............................................................   (8,791,509)    (9,587,667)
                                                                                              ------------  -------------

  Net increase (decrease) in net assets from contractowner transactions......................  (61,808,176)   (41,726,121)
                                                                                              ------------  -------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       47,038         17,961
                                                                                              ------------  -------------

INCREASE (DECREASE) IN NET ASSETS............................................................   22,869,444   (178,027,847)
NET ASSETS -- BEGINNING OF PERIOD............................................................  608,820,793    786,848,640
                                                                                              ------------  -------------

NET ASSETS -- END OF PERIOD.................................................................. $631,690,237  $ 608,820,793
                                                                                              ============  =============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           61            223
  Redeemed...................................................................................          (78)          (145)
                                                                                              ------------  -------------
  Net Increase (Decrease)....................................................................          (17)            78
                                                                                              ============  =============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        1,873         19,256
  Redeemed...................................................................................       (6,928)       (22,482)
                                                                                              ------------  -------------
  Net Increase (Decrease)....................................................................       (5,055)        (3,226)
                                                                                              ============  =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                    EQ/INTERNATIONAL
                                                                                                     EQUITY INDEX*
                                                                                              ---------------------------
                                                                                                  2012           2011
                                                                                              ------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  8,161,268  $   7,993,671
  Net realized gain (loss) on investments....................................................  (54,023,961)   (64,998,237)
  Change in unrealized appreciation (depreciation) of investments............................  118,794,424    (25,254,165)
                                                                                              ------------  -------------

  Net Increase (decrease) in net assets from operations......................................   72,931,731    (82,258,731)
                                                                                              ------------  -------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    7,247,420     10,146,413
   Transfers between Variable Investment Options including guaranteed interest account, net..   (8,390,105)   (24,651,154)
   Transfers for contract benefits and terminations..........................................  (31,285,076)   (35,162,957)
   Contract maintenance charges..............................................................   (8,111,901)    (8,795,508)
                                                                                              ------------  -------------

  Net increase (decrease) in net assets from contractowner transactions......................  (40,539,662)   (58,463,206)
                                                                                              ------------  -------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       67,999         10,002
                                                                                              ------------  -------------

INCREASE (DECREASE) IN NET ASSETS............................................................   32,460,068   (140,711,935)
NET ASSETS -- BEGINNING OF PERIOD............................................................  523,944,373    664,656,308
                                                                                              ------------  -------------

NET ASSETS -- END OF PERIOD.................................................................. $556,404,441  $ 523,944,373
                                                                                              ============  =============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           85            128
  Redeemed...................................................................................          (25)           (46)
                                                                                              ------------  -------------
  Net Increase (Decrease)....................................................................           60             82
                                                                                              ============  =============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        2,235         25,807
  Redeemed...................................................................................       (5,812)       (30,577)
                                                                                              ------------  -------------
  Net Increase (Decrease)....................................................................       (3,577)        (4,770)
                                                                                              ============  =============

                                                                                                 EQ/INTERNATIONAL
                                                                                                       ETF*
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  100,303  $   75,568
  Net realized gain (loss) on investments....................................................    173,534     145,066
  Change in unrealized appreciation (depreciation) of investments............................    499,933    (868,083)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    773,770    (647,449)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    446,188     946,520
   Transfers between Variable Investment Options including guaranteed interest account, net..    146,476     429,559
   Transfers for contract benefits and terminations..........................................   (133,973)    (43,523)
   Contract maintenance charges..............................................................       (503)       (288)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    458,188   1,332,268
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         --      10,001
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,231,958     694,820
NET ASSETS -- BEGINNING OF PERIOD............................................................  4,161,100   3,466,280
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $5,393,058  $4,161,100
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................        107         226
  Redeemed...................................................................................        (56)       (100)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         51         126
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

                                                                                                    EQ/INTERNATIONAL
                                                                                                      VALUE PLUS*
                                                                                              ---------------------------
                                                                                                  2012           2011
                                                                                              ------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  1,816,415  $   3,055,103
  Net realized gain (loss) on investments....................................................  (37,692,499)   (42,789,971)
  Change in unrealized appreciation (depreciation) of investments............................  119,300,800    (78,839,087)
                                                                                              ------------  -------------

  Net Increase (decrease) in net assets from operations......................................   83,424,716   (118,573,955)
                                                                                              ------------  -------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    6,226,101     11,109,488
   Transfers between Variable Investment Options including guaranteed interest account, net..  (18,733,413)   (30,008,576)
   Transfers for contract benefits and terminations..........................................  (34,568,668)   (40,740,419)
   Contract maintenance charges..............................................................   (7,712,045)    (8,507,720)
                                                                                              ------------  -------------

  Net increase (decrease) in net assets from contractowner transactions......................  (54,788,025)   (68,147,227)
                                                                                              ------------  -------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       44,700         17,727
                                                                                              ------------  -------------

INCREASE (DECREASE) IN NET ASSETS............................................................   28,681,391   (186,703,455)
NET ASSETS -- BEGINNING OF PERIOD............................................................  553,939,909    740,643,364
                                                                                              ------------  -------------

NET ASSETS -- END OF PERIOD.................................................................. $582,621,300  $ 553,939,909
                                                                                              ============  =============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           78            207
  Redeemed...................................................................................          (61)          (144)
                                                                                              ------------  -------------
  Net Increase (Decrease)....................................................................           17             63
                                                                                              ============  =============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        1,151         19,960
  Redeemed...................................................................................       (4,906)       (24,276)
                                                                                              ------------  -------------
  Net Increase (Decrease)....................................................................       (3,755)        (4,316)
                                                                                              ============  =============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                   EQ/JPMORGAN VALUE
                                                                                                    OPPORTUNITIES*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (1,252,803) $ (1,090,151)
  Net realized gain (loss) on investments....................................................   (3,765,720)   (7,541,764)
  Change in unrealized appreciation (depreciation) of investments............................   38,293,714    (9,451,943)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   33,275,191   (18,083,858)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    2,915,539     6,270,814
   Transfers between Variable Investment Options including guaranteed interest account, net..   (8,043,932)   (3,578,944)
   Transfers for contract benefits and terminations..........................................  (21,319,325)  (21,464,787)
   Contract maintenance charges..............................................................   (2,653,614)   (2,630,337)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (29,101,332)  (21,403,254)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --        10,001
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    4,173,859   (39,477,111)
NET ASSETS -- BEGINNING OF PERIOD............................................................  241,819,441   281,296,552
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $245,993,300  $241,819,441
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          139           275
  Redeemed...................................................................................         (113)         (172)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           26           103
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        1,477         6,058
  Redeemed...................................................................................       (3,696)       (7,853)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (2,219)       (1,795)
                                                                                              ============  ============

                                                                                                     EQ/LARGE CAP
                                                                                                      CORE PLUS*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (493,573) $   (649,541)
  Net realized gain (loss) on investments....................................................    7,409,421     1,025,758
  Change in unrealized appreciation (depreciation) of investments............................   10,410,789    (8,429,082)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   17,326,637    (8,052,865)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    2,485,564     2,547,113
   Transfers between Variable Investment Options including guaranteed interest account, net..   (2,441,588)   (3,403,052)
   Transfers for contract benefits and terminations..........................................  (12,259,458)  (14,023,825)
   Contract maintenance charges..............................................................   (1,548,640)   (1,539,500)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (13,764,122)  (16,419,264)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       14,400        10,000
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    3,576,915   (24,462,129)
NET ASSETS -- BEGINNING OF PERIOD............................................................  134,407,670   158,869,799
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $137,984,585  $134,407,670
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           --            --
  Redeemed...................................................................................           --            --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           --            --
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          708         2,871
  Redeemed...................................................................................       (2,066)       (4,565)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (1,358)       (1,694)
                                                                                              ============  ============

                                                                                                     EQ/LARGE CAP
                                                                                                     GROWTH INDEX*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (999,306) $ (1,998,695)
  Net realized gain (loss) on investments....................................................   15,320,999    13,613,801
  Change in unrealized appreciation (depreciation) of investments............................   27,738,657    (8,197,628)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   42,060,350     3,417,478
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    3,458,780     6,895,512
   Transfers between Variable Investment Options including guaranteed interest account, net..   14,392,579    10,892,275
   Transfers for contract benefits and terminations..........................................  (27,224,200)  (25,590,200)
   Contract maintenance charges..............................................................   (4,444,425)   (3,848,166)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (13,817,266)  (11,650,579)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       42,001        10,002
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   28,285,085    (8,223,099)
NET ASSETS -- BEGINNING OF PERIOD............................................................  326,202,188   334,425,287
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $354,487,273  $326,202,188
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          145           258
  Redeemed...................................................................................          (57)          (93)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           88           165
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        4,857        14,404
  Redeemed...................................................................................       (6,641)      (16,284)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (1,784)       (1,880)
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                     EQ/LARGE CAP
                                                                                                    GROWTH PLUS*(D)
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (4,919,585) $ (4,196,298)
  Net realized gain (loss) on investments....................................................    6,145,178     4,638,185
  Change in unrealized appreciation (depreciation) of investments............................   59,414,459   (29,171,977)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   60,640,052   (28,730,090)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    8,729,356     7,754,849
   Transfers between Variable Investment Options including guaranteed interest account, net..  (21,051,613)  301,140,982
   Transfers for contract benefits and terminations..........................................  (34,054,767)  (29,312,087)
   Contract maintenance charges..............................................................   (7,007,925)   (5,327,835)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (53,384,949)  274,255,909
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --        10,000
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................     7,255,103   245,535,819
NET ASSETS -- BEGINNING OF PERIOD............................................................   507,585,270   262,049,451
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD..................................................................  $514,840,373  $507,585,270
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           28           193
  Redeemed...................................................................................          (51)         (102)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          (23)           91
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        1,562        32,813
  Redeemed...................................................................................       (5,053)      (13,596)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (3,491)       19,217
                                                                                              ============  ============

                                                                                                     EQ/LARGE CAP
                                                                                                    VALUE INDEX*(E)
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  1,114,536  $    603,316
  Net realized gain (loss) on investments....................................................   (4,050,901)  (22,677,009)
  Change in unrealized appreciation (depreciation) of investments............................   40,219,884    23,174,305
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   37,283,519     1,100,612
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    3,458,281     4,604,817
   Transfers between Variable Investment Options including guaranteed interest account, net..  (13,009,872)  144,598,466
   Transfers for contract benefits and terminations..........................................  (14,261,501)  (11,769,742)
   Contract maintenance charges..............................................................   (4,273,784)   (3,224,606)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (28,086,876)  134,208,935
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       12,199         9,997
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................     9,208,842   135,319,544
NET ASSETS -- BEGINNING OF PERIOD............................................................   256,255,173   120,935,629
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD..................................................................  $265,464,015  $256,255,173
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           88           157
  Redeemed...................................................................................          (48)          (84)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           40            73
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        5,569        47,469
  Redeemed...................................................................................      (10,010)      (23,761)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (4,441)       23,708
                                                                                              ============  ============

                                                                                                       EQ/LARGE CAP
                                                                                                       VALUE PLUS*
                                                                                              -----------------------------
                                                                                                   2012           2011
                                                                                              -------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $     892,699  $   (3,722,698)
  Net realized gain (loss) on investments....................................................   (60,583,522)    (65,119,242)
  Change in unrealized appreciation (depreciation) of investments............................   192,236,533       1,633,641
                                                                                              -------------  --------------

  Net Increase (decrease) in net assets from operations......................................   132,545,710     (67,208,299)
                                                                                              -------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    12,233,136      12,228,570
   Transfers between Variable Investment Options including guaranteed interest account, net..   (46,415,466)    (49,004,609)
   Transfers for contract benefits and terminations..........................................   (72,456,443)    (77,866,151)
   Contract maintenance charges..............................................................   (13,499,768)    (13,839,555)
                                                                                              -------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................  (120,138,541)   (128,481,745)
                                                                                              -------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............            --           9,999
                                                                                              -------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................     12,407,169   (195,680,045)
NET ASSETS -- BEGINNING OF PERIOD............................................................    973,194,602   1,168,874,647
                                                                                              -------------  --------------

NET ASSETS -- END OF PERIOD..................................................................  $ 985,601,771  $  973,194,602
                                                                                              =============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................            23              92
  Redeemed...................................................................................           (13)            (77)
                                                                                              -------------  --------------
  Net Increase (Decrease)....................................................................            10              15
                                                                                              =============  ==============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................           844          39,282
  Redeemed...................................................................................       (11,153)        (50,515)
                                                                                              -------------  --------------
  Net Increase (Decrease)....................................................................       (10,309)        (11,233)
                                                                                              =============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                    EQ/LORD ABBETT
                                                                                                    LARGE CAP CORE*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (687,093) $ (1,555,827)
  Net realized gain (loss) on investments....................................................   12,479,932    12,278,772
  Change in unrealized appreciation (depreciation) of investments............................   11,371,111   (31,951,329)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   23,163,950   (21,228,384)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    2,555,623     6,393,877
   Transfers between Variable Investment Options including guaranteed interest account, net..  (18,189,498)   12,373,566
   Transfers for contract benefits and terminations..........................................   (9,235,528)  (10,231,541)
   Contract maintenance charges..............................................................   (2,801,220)   (2,836,483)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (27,670,623)    5,699,419
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --            --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   (4,506,673)  (15,528,965)
NET ASSETS -- BEGINNING OF PERIOD............................................................   176,415,878   191,944,843
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD..................................................................  $171,909,205  $176,415,878
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           --            --
  Redeemed...................................................................................           --            --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           --            --
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        1,592        12,159
  Redeemed...................................................................................       (3,909)      (11,849)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (2,317)          310
                                                                                              ============  ============

                                                                                                 EQ/MFS INTERNATIONAL
                                                                                                        GROWTH*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (1,874,499) $ (3,156,841)
  Net realized gain (loss) on investments....................................................    7,389,243    14,735,157
  Change in unrealized appreciation (depreciation) of investments............................   54,398,144   (57,122,173)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   59,912,888   (45,543,857)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    8,024,658    10,962,807
   Transfers between Variable Investment Options including guaranteed interest account, net..   28,952,179    11,540,240
   Transfers for contract benefits and terminations..........................................  (19,503,731)  (17,926,168)
   Contract maintenance charges..............................................................   (5,774,159)   (5,444,863)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   11,698,947      (867,984)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............      100,001        10,000
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    71,711,836  (46,401,841)
NET ASSETS -- BEGINNING OF PERIOD............................................................   332,097,427   378,499,268
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD..................................................................  $403,809,263  $332,097,427
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          175           362
  Redeemed...................................................................................          (55)         (154)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          120           208
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        5,553        18,469
  Redeemed...................................................................................       (4,619)      (18,267)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          934           202
                                                                                              ============  ============

                                                                                                        EQ/MID
                                                                                                      CAP INDEX*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (3,267,621) $ (5,935,610)
  Net realized gain (loss) on investments....................................................  (11,497,509)  (26,940,767)
  Change in unrealized appreciation (depreciation) of investments............................  111,046,946     8,939,264
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   96,281,816   (23,937,113)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    7,787,193    11,576,104
   Transfers between Variable Investment Options including guaranteed interest account, net..   16,035,850   (32,034,388)
   Transfers for contract benefits and terminations..........................................  (43,374,973)  (44,019,394)
   Contract maintenance charges..............................................................   (9,638,594)   (9,379,343)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (29,190,524)  (73,857,021)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............      189,997        37,783
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    67,281,289  (97,756,351)
NET ASSETS -- BEGINNING OF PERIOD............................................................   636,800,580   734,556,931
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD..................................................................  $704,081,869  $636,800,580
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          116           302
  Redeemed...................................................................................          (51)         (185)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           65           117
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        4,486        26,078
  Redeemed...................................................................................       (6,902)      (32,152)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (2,416)       (6,074)
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                       EQ/MID CAP
                                                                                                       VALUE PLUS*
                                                                                              ----------------------------
                                                                                                  2012           2011
                                                                                              ------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (2,561,107) $   (6,510,644)
  Net realized gain (loss) on investments....................................................  (37,026,035)    (57,064,876)
  Change in unrealized appreciation (depreciation) of investments............................  185,818,951     (45,450,648)
                                                                                              ------------  --------------

  Net Increase (decrease) in net assets from operations......................................  146,231,809    (109,026,168)
                                                                                              ------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   11,985,240      11,279,012
   Transfers between Variable Investment Options including guaranteed interest account, net..  (37,489,354)    (59,373,885)
   Transfers for contract benefits and terminations..........................................  (59,798,143)    (64,888,459)
   Contract maintenance charges..............................................................  (13,806,341)    (14,303,820)
                                                                                              ------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................  (99,108,598)   (127,287,152)
                                                                                              ------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --           9,997
                                                                                              ------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................    47,123,211   (236,303,323)
NET ASSETS -- BEGINNING OF PERIOD............................................................   900,720,463   1,137,023,786
                                                                                              ------------  --------------

NET ASSETS -- END OF PERIOD..................................................................  $947,843,674  $  900,720,463
                                                                                              ============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           37              66
  Redeemed...................................................................................          (35)            (36)
                                                                                              ------------  --------------
  Net Increase (Decrease)....................................................................            2              30
                                                                                              ============  ==============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        1,126          30,477
  Redeemed...................................................................................       (7,779)        (38,944)
                                                                                              ------------  --------------
  Net Increase (Decrease)....................................................................       (6,653)         (8,467)
                                                                                              ============  ==============

                                                                                                         EQ/MONEY
                                                                                                          MARKET*
                                                                                              ------------------------------
                                                                                                    2012            2011
                                                                                              ---------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    (8,301,029) $  (9,640,902)
  Net realized gain (loss) on investments....................................................         (40,633)        (5,664)
  Change in unrealized appreciation (depreciation) of investments............................          45,696        (82,757)
                                                                                              ---------------  -------------

  Net Increase (decrease) in net assets from operations......................................      (8,295,966)    (9,729,323)
                                                                                              ---------------  -------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,491,824,854    600,679,674
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,307,949,693)  (347,945,831)
   Transfers for contract benefits and terminations..........................................    (207,675,066)  (207,112,460)
   Contract maintenance charges..............................................................      (6,323,781)    (7,404,516)
                                                                                              ---------------  -------------

  Net increase (decrease) in net assets from contractowner transactions......................     (30,123,686)    38,216,867
                                                                                              ---------------  -------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............              --             --
                                                                                              ---------------  -------------

INCREASE (DECREASE) IN NET ASSETS............................................................     (38,419,652)     28,487,544
NET ASSETS -- BEGINNING OF PERIOD............................................................      703,450,079    674,962,535
                                                                                              ---------------  -------------

NET ASSETS -- END OF PERIOD..................................................................  $   665,030,427  $ 703,450,079
                                                                                              ===============  =============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           3,216          9,796
  Redeemed...................................................................................          (6,043)        (7,068)
                                                                                              ---------------  -------------
  Net Increase (Decrease)....................................................................          (2,827)         2,728
                                                                                              ===============  =============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       1,561,030        513,586
  Redeemed...................................................................................      (1,465,673)      (493,238)
                                                                                              ---------------  -------------
  Net Increase (Decrease)....................................................................          95,357         20,348
                                                                                              ===============  =============

                                                                                                      EQ/MONTAG &
                                                                                                   CALDWELL GROWTH*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (1,117,621) $ (1,554,482)
  Net realized gain (loss) on investments....................................................    8,585,532     4,604,786
  Change in unrealized appreciation (depreciation) of investments............................   10,634,224      (729,842)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   18,102,135     2,320,462
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    3,918,223     4,696,079
   Transfers between Variable Investment Options including guaranteed interest account, net..    2,057,395    (9,974,453)
   Transfers for contract benefits and terminations..........................................   (9,801,741)   (7,940,812)
   Contract maintenance charges..............................................................   (2,483,513)   (2,213,752)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   (6,309,636)  (15,432,938)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --            --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    11,792,499  (13,112,476)
NET ASSETS -- BEGINNING OF PERIOD............................................................   161,077,598   174,190,074
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD..................................................................  $172,870,097  $161,077,598
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          123           366
  Redeemed...................................................................................         (124)         (159)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           (1)          207
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        5,488        23,686
  Redeemed...................................................................................       (6,745)      (26,946)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (1,257)       (3,260)
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                   EQ/MORGAN STANLEY
                                                                                                    MID CAP GROWTH*
                                                                                              ---------------------------
                                                                                                  2012           2011
                                                                                              ------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (6,427,403) $  (7,901,567)
  Net realized gain (loss) on investments....................................................   27,212,707     81,527,114
  Change in unrealized appreciation (depreciation) of investments............................   16,420,936   (132,852,052)
                                                                                              ------------  -------------

  Net Increase (decrease) in net assets from operations......................................   37,206,240    (59,226,505)
                                                                                              ------------  -------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   16,860,225     22,203,213
   Transfers between Variable Investment Options including guaranteed interest account, net..  (13,802,774)    37,863,905
   Transfers for contract benefits and terminations..........................................  (32,138,126)   (35,091,888)
   Contract maintenance charges..............................................................   (9,260,725)    (9,199,344)
                                                                                              ------------  -------------

  Net increase (decrease) in net assets from contractowner transactions......................  (38,341,400)    15,775,886
                                                                                              ------------  -------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --         10,000
                                                                                              ------------  -------------

INCREASE (DECREASE) IN NET ASSETS............................................................   (1,135,160)   (43,440,619)
NET ASSETS -- BEGINNING OF PERIOD............................................................  570,983,800    614,424,419
                                                                                              ------------  -------------

NET ASSETS -- END OF PERIOD.................................................................. $569,848,640  $ 570,983,800
                                                                                              ============  =============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          428          1,011
  Redeemed...................................................................................         (268)          (285)
                                                                                              ------------  -------------
  Net Increase (Decrease)....................................................................          160            726
                                                                                              ============  =============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        4,387         23,875
  Redeemed...................................................................................       (7,080)       (23,657)
                                                                                              ------------  -------------
  Net Increase (Decrease)....................................................................       (2,693)           218
                                                                                              ============  =============

                                                                                                       EQ/MUTUAL
                                                                                                   LARGE CAP EQUITY*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (346,062) $ (1,309,262)
  Net realized gain (loss) on investments....................................................   (7,435,151)   (9,527,288)
  Change in unrealized appreciation (depreciation) of investments............................   31,024,137    (1,353,986)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   23,242,924   (12,190,536)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    3,240,147     2,771,916
   Transfers between Variable Investment Options including guaranteed interest account, net..   (9,701,552)  (12,739,768)
   Transfers for contract benefits and terminations..........................................  (13,625,639)  (11,427,620)
   Contract maintenance charges..............................................................   (3,373,620)   (3,466,743)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (23,460,664)  (24,862,215)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --         9,998
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................     (217,740)  (37,042,753)
NET ASSETS -- BEGINNING OF PERIOD............................................................  194,007,025   231,049,778
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $193,789,285  $194,007,025
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           14            51
  Redeemed...................................................................................           (7)          (21)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................            7            30
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          775         5,870
  Redeemed...................................................................................       (3,384)       (8,716)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (2,609)       (2,846)
                                                                                              ============  ============

                                                                                                    EQ/OPPENHEIMER
                                                                                                        GLOBAL*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (1,934,772) $ (2,046,135)
  Net realized gain (loss) on investments....................................................    9,958,588     6,265,079
  Change in unrealized appreciation (depreciation) of investments............................   43,824,400   (37,740,991)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   51,848,216   (33,522,047)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    6,031,665    14,420,197
   Transfers between Variable Investment Options including guaranteed interest account, net..   16,778,040    72,762,469
   Transfers for contract benefits and terminations..........................................  (15,839,003)  (14,183,966)
   Contract maintenance charges..............................................................   (4,732,592)   (4,237,300)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................    2,238,110    68,761,400
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        7,500            --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   54,093,826    35,239,353
NET ASSETS -- BEGINNING OF PERIOD............................................................  280,417,491   245,178,138
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $334,511,317  $280,417,491
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          294           616
  Redeemed...................................................................................         (163)         (162)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          131           454
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        4,599        20,642
  Redeemed...................................................................................       (4,563)      (14,797)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           36         5,845
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                      EQ/PIMCO ULTRA
                                                                                                        SHORT BOND*
                                                                                              ------------------------------
                                                                                                   2012            2011
                                                                                              --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (10,825,947) $  (12,081,290)
  Net realized gain (loss) on investments....................................................      1,208,076     (12,969,821)
  Change in unrealized appreciation (depreciation) of investments............................      9,715,596       4,551,855
                                                                                              --------------  --------------

  Net Increase (decrease) in net assets from operations......................................         97,725     (20,499,256)
                                                                                              --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     15,818,013      20,474,715
   Transfers between Variable Investment Options including guaranteed interest account, net..    (27,584,300)    (22,097,758)
   Transfers for contract benefits and terminations..........................................    (90,983,016)    (85,324,057)
   Contract maintenance charges..............................................................    (16,997,573)    (17,335,189)
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................   (119,746,876)   (104,282,289)
                                                                                              --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............             --          10,000
                                                                                              --------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................   (119,649,151)   (124,771,545)
NET ASSETS -- BEGINNING OF PERIOD............................................................   1,169,994,014   1,294,765,559
                                                                                              --------------  --------------

NET ASSETS -- END OF PERIOD..................................................................  $1,050,344,863  $1,169,994,014
                                                                                              ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................            646           1,678
  Redeemed...................................................................................           (915)         (1,167)
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................           (269)            511
                                                                                              ==============  ==============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         16,125          70,846
  Redeemed...................................................................................        (27,349)        (81,152)
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................        (11,224)        (10,306)
                                                                                              ==============  ==============

                                                                                                      EQ/QUALITY
                                                                                                      BOND PLUS*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (4,395,457) $  4,645,854
  Net realized gain (loss) on investments....................................................   (5,302,411)  (12,266,119)
  Change in unrealized appreciation (depreciation) of investments............................   15,699,231     6,355,955
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................    6,001,363    (1,264,310)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   18,384,880    24,754,700
   Transfers between Variable Investment Options including guaranteed interest account, net..    7,049,157   (24,697,967)
   Transfers for contract benefits and terminations..........................................  (38,674,899)  (37,001,498)
   Contract maintenance charges..............................................................   (7,308,671)   (7,141,775)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (20,549,533)  (44,086,540)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --            --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................  (14,548,170)  (45,350,850)
NET ASSETS -- BEGINNING OF PERIOD............................................................   519,944,888   565,295,738
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD..................................................................  $505,396,718  $519,944,888
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           --            --
  Redeemed...................................................................................           --            --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           --            --
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        4,358        24,213
  Redeemed...................................................................................       (5,845)      (27,455)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (1,487)       (3,242)
                                                                                              ============  ============

                                                                                                       EQ/SMALL
                                                                                                    COMPANY INDEX*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $     71,753  $ (3,846,725)
  Net realized gain (loss) on investments....................................................   21,764,179    33,177,772
  Change in unrealized appreciation (depreciation) of investments............................   36,763,474   (54,463,263)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   58,599,406   (25,132,216)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    6,008,355    11,372,509
   Transfers between Variable Investment Options including guaranteed interest account, net..   (5,697,543)  (24,868,278)
   Transfers for contract benefits and terminations..........................................  (26,149,989)  (26,000,265)
   Contract maintenance charges..............................................................   (6,556,751)   (6,387,779)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (32,395,928)  (45,883,813)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       92,001        10,000
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    26,295,479  (71,006,029)
NET ASSETS -- BEGINNING OF PERIOD............................................................   437,778,204   508,784,233
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD..................................................................  $464,073,683  $437,778,204
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          109           216
  Redeemed...................................................................................          (73)         (137)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           36            79
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        2,549        15,949
  Redeemed...................................................................................       (4,666)      (19,036)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (2,117)       (3,087)
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                   EQ/T. ROWE PRICE
                                                                                                     GROWTH STOCK*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (7,068,839) $ (6,118,796)
  Net realized gain (loss) on investments....................................................   17,225,511     5,162,523
  Change in unrealized appreciation (depreciation) of investments............................   58,618,642   (13,360,596)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   68,775,314   (14,316,869)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   13,190,288    18,172,867
   Transfers between Variable Investment Options including guaranteed interest account, net..   61,125,396    20,930,830
   Transfers for contract benefits and terminations..........................................  (28,953,355)  (25,928,337)
   Contract maintenance charges..............................................................   (6,568,929)   (5,404,524)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   38,793,400     7,770,836
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --         9,997
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   107,568,714   (6,536,036)
NET ASSETS -- BEGINNING OF PERIOD............................................................   395,725,502   402,261,538
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD..................................................................  $503,294,216  $395,725,502
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          409           639
  Redeemed...................................................................................         (168)         (193)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          241           446
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        8,314        18,034
  Redeemed...................................................................................       (5,674)      (17,255)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................        2,640           779
                                                                                              ============  ============

                                                                                                     EQ/TEMPLETON
                                                                                                    GLOBAL EQUITY*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (308,150) $    513,489
  Net realized gain (loss) on investments....................................................   (5,252,249)   (7,277,283)
  Change in unrealized appreciation (depreciation) of investments............................   35,087,167   (11,497,469)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   29,526,768   (18,261,263)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    7,652,261     5,788,966
   Transfers between Variable Investment Options including guaranteed interest account, net..    4,521,884     2,727,929
   Transfers for contract benefits and terminations..........................................  (11,780,779)  (10,543,828)
   Contract maintenance charges..............................................................   (3,026,230)   (2,983,239)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   (2,632,864)   (5,010,172)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --         9,998
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    26,893,904  (23,261,437)
NET ASSETS -- BEGINNING OF PERIOD............................................................   170,965,494   194,226,931
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD..................................................................  $197,859,398  $170,965,494
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           43           110
  Redeemed...................................................................................          (31)          (53)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           12            57
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        3,143         8,107
  Redeemed...................................................................................       (3,494)       (8,761)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................         (351)         (654)
                                                                                              ============  ============

                                                                                                       EQ/UBS
                                                                                                  GROWTH & INCOME*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (511,979) $  (470,528)
  Net realized gain (loss) on investments....................................................   2,938,613     (238,060)
  Change in unrealized appreciation (depreciation) of investments............................   5,410,605   (2,235,090)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   7,837,239   (2,943,678)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   3,234,704    3,138,369
   Transfers between Variable Investment Options including guaranteed interest account, net..   3,091,996    4,644,067
   Transfers for contract benefits and terminations..........................................  (4,398,361)  (3,421,163)
   Contract maintenance charges..............................................................  (1,201,498)    (978,710)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................     726,841    3,382,563
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    8,564,080      438,885
NET ASSETS -- BEGINNING OF PERIOD............................................................   70,466,238   70,027,353
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD..................................................................  $79,030,318  $70,466,238
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       4,992       13,292
  Redeemed...................................................................................      (4,778)     (12,396)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         214          896
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                     EQ/VAN KAMPEN
                                                                                                       COMSTOCK*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (633,697) $   (305,108)
  Net realized gain (loss) on investments....................................................     (939,233)   (2,981,340)
  Change in unrealized appreciation (depreciation) of investments............................   40,518,355    (6,069,576)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   38,945,425    (9,356,024)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    3,854,649     5,376,414
   Transfers between Variable Investment Options including guaranteed interest account, net..    3,268,564    22,589,584
   Transfers for contract benefits and terminations..........................................  (16,246,108)  (14,848,024)
   Contract maintenance charges..............................................................   (4,064,747)   (3,662,957)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (13,187,642)    9,455,017
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        1,999            --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    25,759,782        98,993
NET ASSETS -- BEGINNING OF PERIOD............................................................   239,020,310   238,921,317
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD..................................................................  $264,780,092  $239,020,310
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................          110           101
  Redeemed...................................................................................          (67)          (42)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           43            59
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        2,588         9,637
  Redeemed...................................................................................       (3,869)       (8,851)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (1,281)          786
                                                                                              ============  ============
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................           --            --
  Redeemed...................................................................................           --            --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           --            --
                                                                                              ============  ============

                                                                                                    EQ/WELLS FARGO
                                                                                                     OMEGA GROWTH*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (8,839,137) $ (7,144,859)
  Net realized gain (loss) on investments....................................................   55,855,893    28,323,596
  Change in unrealized appreciation (depreciation) of investments............................   45,969,209   (63,334,553)
                                                                                              ------------  ------------

  Net Increase (decrease) in net assets from operations......................................   92,985,965   (42,155,816)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   15,726,580    22,576,367
   Transfers between Variable Investment Options including guaranteed interest account, net..   72,964,128   133,274,686
   Transfers for contract benefits and terminations..........................................  (33,419,910)  (24,897,217)
   Contract maintenance charges..............................................................   (8,811,172)   (6,762,743)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................   46,459,626   124,191,093
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        9,999        20,001
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   139,455,590    82,055,278
NET ASSETS -- BEGINNING OF PERIOD............................................................   495,320,099   413,264,821
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD..................................................................  $634,775,689  $495,320,099
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................           --            --
  Redeemed...................................................................................           --            --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           --            --
                                                                                              ============  ============
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       11,847        30,146
  Redeemed...................................................................................       (8,314)      (20,894)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................        3,533         9,252
                                                                                              ============  ============
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................           --            --
  Redeemed...................................................................................           --            --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           --            --
                                                                                              ============  ============

                                                                                              FIDELITY(R) VIP ASSET
                                                                                              MANAGER: GROWTH PORTFOLIO
                                                                                              ------------------------
                                                                                                2012          2011
                                                                                               --------     ---------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (2,868)    $    (628)
  Net realized gain (loss) on investments....................................................    9,700        45,162
  Change in unrealized appreciation (depreciation) of investments............................  104,949      (112,308)
                                                                                               --------     ---------

  Net Increase (decrease) in net assets from operations......................................  111,781       (67,774)
                                                                                               --------     ---------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   79,267       353,207
   Transfers between Variable Investment Options including guaranteed interest account, net..  (25,562)     (198,188)
   Transfers for contract benefits and terminations..........................................  (10,384)      (58,291)
   Contract maintenance charges..............................................................     (279)         (134)
                                                                                               --------     ---------

  Net increase (decrease) in net assets from contractowner transactions......................   43,042        96,594
                                                                                               --------     ---------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        6            (8)
                                                                                               --------     ---------

INCREASE (DECREASE) IN NET ASSETS............................................................   154,829...     28,812..
NET ASSETS -- BEGINNING OF PERIOD............................................................   801,372...    772,560..
                                                                                               --------     ---------

NET ASSETS -- END OF PERIOD..................................................................  $956,201...  $ 801,372..
                                                                                               ========     =========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
  Issued.....................................................................................       --            --
  Redeemed...................................................................................       --            --
                                                                                               --------     ---------
  Net Increase (Decrease)....................................................................       --            --
                                                                                               ========     =========
UNIT ACTIVITY CLASS B
  Issued.....................................................................................       --            --
  Redeemed...................................................................................       --            --
                                                                                               --------     ---------
  Net Increase (Decrease)....................................................................       --            --
                                                                                               ========     =========
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................       11            76
  Redeemed...................................................................................       (5)          (68)
                                                                                               --------     ---------
  Net Increase (Decrease)....................................................................        6             8
                                                                                               ========     =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                   FIDELITY(R) VIP
                                                                                               CONTRAFUND(R) PORTFOLIO
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (83,152) $   (85,297)
  Net realized gain (loss) on investments....................................................     584,026      225,994
  Change in unrealized appreciation (depreciation) of investments............................   3,077,180   (1,214,510)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   3,578,054   (1,073,813)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   5,007,421   11,726,196
   Transfers between Variable Investment Options including guaranteed interest account, net..     147,871      511,060
   Transfers for contract benefits and terminations..........................................    (838,492)    (658,234)
   Contract maintenance charges..............................................................      (5,122)      (1,969)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   4,311,678   11,577,053
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    7,889,732   10,503,240
NET ASSETS -- BEGINNING OF PERIOD............................................................   23,100,268   12,597,028
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD..................................................................  $30,990,000  $23,100,268
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................         548        1,364
  Redeemed...................................................................................        (202)        (400)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         346          964
                                                                                              ===========  ===========

                                                                                                FIDELITY(R) VIP
                                                                                                 FREEDOM 2015
                                                                                                 PORTFOLIO(A)
                                                                                              ------------------
                                                                                                2012      2011
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  2,775  $  4,114
  Net realized gain (loss) on investments....................................................   18,853    (6,564)
  Change in unrealized appreciation (depreciation) of investments............................   35,709   (16,617)
                                                                                              --------  --------

  Net Increase (decrease) in net assets from operations......................................   57,337   (19,067)
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  168,005   464,113
   Transfers between Variable Investment Options including guaranteed interest account, net..  138,881     7,837
   Transfers for contract benefits and terminations..........................................  (60,927)  (11,244)
   Contract maintenance charges..............................................................      (36)       --
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowner transactions......................  245,923   460,706
                                                                                              --------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        8         8
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................   303,268   441,647
NET ASSETS -- BEGINNING OF PERIOD............................................................   441,647        --
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD..................................................................  $744,915  $441,647
                                                                                              ========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................       48        89
  Redeemed...................................................................................      (23)      (43)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       25        46
                                                                                              ========  ========

                                                                                                FIDELITY(R) VIP
                                                                                                 FREEDOM 2020
                                                                                                 PORTFOLIO(A)
                                                                                              ------------------
                                                                                                2012      2011
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  3,666  $  6,754
  Net realized gain (loss) on investments....................................................    6,811     1,618
  Change in unrealized appreciation (depreciation) of investments............................   51,260   (21,546)
                                                                                              --------  --------

  Net Increase (decrease) in net assets from operations......................................   61,737   (13,174)
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  111,993   318,411
   Transfers between Variable Investment Options including guaranteed interest account, net..   57,691   149,322
   Transfers for contract benefits and terminations..........................................       --        --
   Contract maintenance charges..............................................................     (173)       --
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowner transactions......................  169,511   467,733
                                                                                              --------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        9        13
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................   231,257   454,572
NET ASSETS -- BEGINNING OF PERIOD............................................................   454,572        --
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD..................................................................  $685,829  $454,572
                                                                                              ========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................       19        60
  Redeemed...................................................................................       (1)      (12)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       18        48
                                                                                              ========  ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                FIDELITY(R) VIP
                                                                                                 FREEDOM 2025
                                                                                                 PORTFOLIO(A)
                                                                                              ------------------
                                                                                                2012      2011
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  1,874  $  1,731
  Net realized gain (loss) on investments....................................................    3,951        68
  Change in unrealized appreciation (depreciation) of investments............................   21,757    (3,736)
                                                                                              --------  --------

  Net Increase (decrease) in net assets from operations......................................   27,582    (1,937)
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  183,431   115,932
   Transfers between Variable Investment Options including guaranteed interest account, net..   30,445     4,999
   Transfers for contract benefits and terminations..........................................       --      (900)
   Contract maintenance charges..............................................................     (140)       --
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowner transactions......................  213,736   120,031
                                                                                              --------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        9        --
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................   241,327   118,094
NET ASSETS -- BEGINNING OF PERIOD............................................................   118,094        --
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD..................................................................  $359,421  $118,094
                                                                                              ========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................       24        19
  Redeemed...................................................................................       (4)       (6)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       20        13
                                                                                              ========  ========

                                                                                                FIDELITY(R) VIP
                                                                                                 FREEDOM 2030
                                                                                                 PORTFOLIO(A)
                                                                                              ------------------
                                                                                                2012      2011
                                                                                              --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  2,286  $  2,265
  Net realized gain (loss) on investments....................................................   14,850       308
  Change in unrealized appreciation (depreciation) of investments............................   11,759    (9,714)
                                                                                              --------  --------

  Net Increase (decrease) in net assets from operations......................................   28,895    (7,141)
                                                                                              --------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   80,836   247,354
   Transfers between Variable Investment Options including guaranteed interest account, net..   63,793   (72,596)
   Transfers for contract benefits and terminations..........................................  (19,606)       --
   Contract maintenance charges..............................................................      (41)       --
                                                                                              --------  --------

  Net increase (decrease) in net assets from contractowner transactions......................  124,982   174,758
                                                                                              --------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        6         5
                                                                                              --------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................   153,883   167,622
NET ASSETS -- BEGINNING OF PERIOD............................................................   167,622        --
                                                                                              --------  --------

NET ASSETS -- END OF PERIOD..................................................................  $321,505  $167,622
                                                                                              ========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................       80        24
  Redeemed...................................................................................      (67)       (6)
                                                                                              --------  --------
  Net Increase (Decrease)....................................................................       13        18
                                                                                              ========  ========

                                                                                               FIDELITY(R) VIP MID CAP
                                                                                                      PORTFOLIO
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (127,254) $  (122,961)
  Net realized gain (loss) on investments....................................................   1,164,248      175,144
  Change in unrealized appreciation (depreciation) of investments............................     295,824   (1,409,604)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   1,332,818   (1,357,421)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,997,443    5,970,724
   Transfers between Variable Investment Options including guaranteed interest account, net..    (252,292)     324,719
   Transfers for contract benefits and terminations..........................................    (438,205)    (242,766)
   Contract maintenance charges..............................................................      (2,143)        (850)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   1,304,803    6,051,827
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    2,637,621    4,694,406
NET ASSETS -- BEGINNING OF PERIOD............................................................   10,083,246    5,388,840
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD..................................................................  $12,720,867  $10,083,246
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................         241          679
  Redeemed...................................................................................        (136)        (206)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         105          473
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                              FIDELITY(R) VIP STRATEGIC
                                                                                                  INCOME PORTFOLIO
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   472,512  $   486,528
  Net realized gain (loss) on investments....................................................     255,056      343,679
  Change in unrealized appreciation (depreciation) of investments............................   1,032,053     (609,688)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   1,759,621      220,519
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   4,632,863    8,082,716
   Transfers between Variable Investment Options including guaranteed interest account, net..   1,999,358    2,138,521
   Transfers for contract benefits and terminations..........................................    (814,073)    (387,085)
   Contract maintenance charges..............................................................      (2,217)        (865)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   5,815,931    9,833,287
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         499          496
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   7,576,051   10,054,302
NET ASSETS -- BEGINNING OF PERIOD............................................................  16,924,934    6,870,632
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $24,500,985  $16,924,934
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................         664        1,198
  Redeemed...................................................................................        (161)        (317)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         503          881
                                                                                              ===========  ===========

                                                                                                  FRANKLIN INCOME
                                                                                                  SECURITIES FUND
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  428,970  $  224,231
  Net realized gain (loss) on investments....................................................     47,107      23,069
  Change in unrealized appreciation (depreciation) of investments............................    376,251    (324,383)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    852,328     (77,083)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,570,665   2,497,516
   Transfers between Variable Investment Options including guaranteed interest account, net..  1,306,849     367,228
   Transfers for contract benefits and terminations..........................................   (388,540)   (288,187)
   Contract maintenance charges..............................................................       (676)       (264)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................  2,488,298   2,576,293
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        217          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  3,340,843   2,499,210
NET ASSETS -- BEGINNING OF PERIOD............................................................  6,314,204   3,814,994
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $9,655,047  $6,314,204
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................        331         561
  Redeemed...................................................................................       (112)       (336)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................        219         225
                                                                                              ==========  ==========
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

                                                                                              FRANKLIN STRATEGIC INCOME
                                                                                                   SECURITIES FUND
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   812,667  $   357,318
  Net realized gain (loss) on investments....................................................      11,224       12,298
  Change in unrealized appreciation (depreciation) of investments............................     663,055     (375,251)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   1,486,946       (5,635)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   2,829,444    5,558,448
   Transfers between Variable Investment Options including guaranteed interest account, net..   1,580,869    1,610,620
   Transfers for contract benefits and terminations..........................................    (603,116)    (396,758)
   Contract maintenance charges..............................................................      (1,880)        (775)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   3,805,317    6,771,535
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   5,292,263    6,765,900
NET ASSETS -- BEGINNING OF PERIOD............................................................  11,672,081    4,906,181
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $16,964,344  $11,672,081
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................         498          797
  Redeemed...................................................................................        (178)        (198)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         320          599
                                                                                              ===========  ===========
UNIT ACTIVITY SERVICE CLASS 2
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                              FRANKLIN TEMPLETON VIP
                                                                                                  FOUNDING FUNDS
                                                                                                  ALLOCATION FUND
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   22,173  $  (20,788)
  Net realized gain (loss) on investments....................................................      6,857      22,282
  Change in unrealized appreciation (depreciation) of investments............................    184,283     (46,150)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    213,313     (44,656)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners.....................................................    249,346     563,376
   Transfers between Variable Investment Options including guaranteed interest account, net..     40,380     (81,329)
   Transfers for contract benefits and terminations..........................................   (101,675)    (95,162)
   Contract maintenance charges..............................................................       (410)       (156)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    187,641     386,729
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         --       1,924
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................     400,954     343,997
NET ASSETS -- BEGINNING OF PERIOD............................................................   1,447,259   1,103,262
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD..................................................................  $1,848,213  $1,447,259
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................         36         215
  Redeemed...................................................................................        (19)       (178)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         17          37
                                                                                              ==========  ==========
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY SERVICE SHARES
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

                                                                                               GOLDMAN SACHS VIT MID
                                                                                                  CAP VALUE FUND
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (35,796) $  (33,423)
  Net realized gain (loss) on investments....................................................    257,879      97,623
  Change in unrealized appreciation (depreciation) of investments............................    914,258    (571,636)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................  1,136,341    (507,436)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners.....................................................  1,394,227   3,473,949
   Transfers between Variable Investment Options including guaranteed interest account, net..   (457,223)    434,900
   Transfers for contract benefits and terminations..........................................   (258,190)   (103,728)
   Contract maintenance charges..............................................................     (1,447)       (519)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    677,367   3,804,602
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............      4,740         401
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   1,818,448   3,297,567
NET ASSETS -- BEGINNING OF PERIOD............................................................   6,426,193   3,128,626
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD..................................................................  $8,244,641  $6,426,193
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY SERVICE SHARES
  Issued.....................................................................................        169         402
  Redeemed...................................................................................       (114)       (103)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         55         299
                                                                                              ==========  ==========

                                                                                              GUGGENHEIM VT GLOBAL
                                                                                                MANAGED FUTURES
                                                                                               STRATEGY FUND(A)
                                                                                              ------------------
                                                                                                2012       2011
                                                                                              --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (8,775)  $ (2,106)
  Net realized gain (loss) on investments....................................................  (17,260)    (3,388)
  Change in unrealized appreciation (depreciation) of investments............................  (49,571)   (17,396)
                                                                                              --------   --------

  Net Increase (decrease) in net assets from operations......................................  (75,606)   (22,890)
                                                                                              --------   --------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners.....................................................  240,042    206,299
   Transfers between Variable Investment Options including guaranteed interest account, net..  123,785    188,469
   Transfers for contract benefits and terminations..........................................  (12,668)    (1,087)
   Contract maintenance charges..............................................................      (64)        --
                                                                                              --------   --------

  Net increase (decrease) in net assets from contractowner transactions......................  351,095    393,681
                                                                                              --------   --------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       14         13
                                                                                              --------   --------

INCREASE (DECREASE) IN NET ASSETS............................................................   275,503.   370,804
NET ASSETS -- BEGINNING OF PERIOD............................................................   370,804.        --
                                                                                              --------   --------

NET ASSETS -- END OF PERIOD..................................................................  $646,307.  $370,804
                                                                                              ========   ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................       --         --
  Redeemed...................................................................................       --         --
                                                                                              --------   --------
  Net Increase (Decrease)....................................................................       --         --
                                                                                              ========   ========
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................       52         54
  Redeemed...................................................................................      (10)       (13)
                                                                                              --------   --------
  Net Increase (Decrease)....................................................................       42         41
                                                                                              ========   ========
UNIT ACTIVITY SERVICE SHARES
  Issued.....................................................................................       --         --
  Redeemed...................................................................................       --         --
                                                                                              --------   --------
  Net Increase (Decrease)....................................................................       --         --
                                                                                              ========   ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                GUGGENHEIM VT
                                                                                                 MULTI-HEDGE
                                                                                              STRATEGIES FUND(H)
                                                                                              ------------------
                                                                                                     2012
                                                                                              ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...............................................................      $   (485)
  Net realized gain (loss) on investments....................................................        (4,075)
  Change in unrealized appreciation (depreciation) of investments............................       (13,223)
                                                                                                   --------

  Net Increase (decrease) in net assets from operations......................................       (17,783)
                                                                                                   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................            --
   Transfers between Variable Investment Options including guaranteed interest account, net..       582,672
   Transfers for contract benefits and terminations..........................................            --
   Contract maintenance charges..............................................................            --
                                                                                                   --------

  Net increase (decrease) in net assets from contractowner transactions......................       582,672
                                                                                                   --------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............            --
                                                                                                   --------

INCREASE (DECREASE) IN NET ASSETS............................................................       564,889
NET ASSETS -- BEGINNING OF PERIOD............................................................            --
                                                                                                   --------

NET ASSETS -- END OF PERIOD..................................................................      $564,889
                                                                                                   ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................            67
  Redeemed...................................................................................            (7)
                                                                                                   --------
  Net Increase (Decrease)....................................................................            60
                                                                                                   ========
UNIT ACTIVITY SERIES II
  Issued.....................................................................................            --
  Redeemed...................................................................................            --
                                                                                                   --------
  Net Increase (Decrease)....................................................................            --
                                                                                                   ========

                                                                                              INVESCO V.I. DIVERSIFIED
                                                                                                 DIVIDEND FUND(C)
                                                                                              ----------------------
                                                                                                 2012         2011
                                                                                              ----------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    9,678   $  (10,444)
  Net realized gain (loss) on investments....................................................     65,012       (7,901)
  Change in unrealized appreciation (depreciation) of investments............................    162,414       21,913
                                                                                              ----------   ----------

  Net Increase (decrease) in net assets from operations......................................    237,104        3,568
                                                                                              ----------   ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    301,720      302,636
   Transfers between Variable Investment Options including guaranteed interest account, net..    603,375      931,813
   Transfers for contract benefits and terminations..........................................   (110,402)     (83,055)
   Contract maintenance charges..............................................................       (215)         (43)
                                                                                              ----------   ----------

  Net increase (decrease) in net assets from contractowner transactions......................    794,478    1,151,351
                                                                                              ----------   ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        624          (14)
                                                                                              ----------   ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,032,206    1,154,905
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,154,905           --
                                                                                              ----------   ----------

NET ASSETS -- END OF PERIOD.................................................................. $2,187,111   $1,154,905
                                                                                              ==========   ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................         --           --
  Redeemed...................................................................................         --           --
                                                                                              ----------   ----------
  Net Increase (Decrease)....................................................................         --           --
                                                                                              ==========   ==========
UNIT ACTIVITY SERIES II
  Issued.....................................................................................        114          184
  Redeemed...................................................................................        (45)         (74)
                                                                                              ----------   ----------
  Net Increase (Decrease)....................................................................         69          110
                                                                                              ==========   ==========

                                                                                              INVESCO V.I. GLOBAL REAL
                                                                                                     ESTATE FUND
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (211,579) $   394,597
  Net realized gain (loss) on investments....................................................     193,072       47,979
  Change in unrealized appreciation (depreciation) of investments............................   4,789,083   (1,767,798)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   4,770,576   (1,325,222)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   4,130,651    9,747,103
   Transfers between Variable Investment Options including guaranteed interest account, net..     785,260    2,160,665
   Transfers for contract benefits and terminations..........................................    (698,322)    (235,206)
   Contract maintenance charges..............................................................      (3,445)        (911)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   4,214,144   11,671,651
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       1,061          999
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   8,985,781   10,347,428
NET ASSETS -- BEGINNING OF PERIOD............................................................  16,049,123    5,701,695
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $25,034,904  $16,049,123
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY SERIES II
  Issued.....................................................................................         519        1,221
  Redeemed...................................................................................        (169)        (225)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         350          996
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                   INVESCO V.I.
                                                                                                HIGH YIELD FUND(A)
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  160,772  $     (241)
  Net realized gain (loss) on investments....................................................     77,271      (8,261)
  Change in unrealized appreciation (depreciation) of investments............................    235,163     (19,663)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    473,206     (28,165)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    869,053   1,719,114
   Transfers between Variable Investment Options including guaranteed interest account, net..  1,404,812     340,935
   Transfers for contract benefits and terminations..........................................   (276,912)    (26,011)
   Contract maintenance charges..............................................................       (421)         --
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................  1,996,532   2,034,038
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        436          63
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   2,470,174   2,005,936
NET ASSETS -- BEGINNING OF PERIOD............................................................   2,005,936          --
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD..................................................................  $4,476,110  $2,005,936
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued.....................................................................................        315         260
  Redeemed...................................................................................       (120)        (53)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................        195         207
                                                                                              ==========  ==========

                                                                                                    INVESCO V.I.
                                                                                                INTERNATIONAL GROWTH
                                                                                                        FUND
                                                                                              -----------------------
                                                                                                  2012        2011
                                                                                              -----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    (6,324) $  (34,752)
  Net realized gain (loss) on investments....................................................     118,249     154,602
  Change in unrealized appreciation (depreciation) of investments............................   1,293,351    (919,864)
                                                                                              -----------  ----------

  Net Increase (decrease) in net assets from operations......................................   1,405,276    (800,014)
                                                                                              -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   2,304,440   5,901,351
   Transfers between Variable Investment Options including guaranteed interest account, net..    (457,273)    316,952
   Transfers for contract benefits and terminations..........................................    (270,660)   (150,481)
   Contract maintenance charges..............................................................      (1,794)       (600)
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................   1,574,713   6,067,222
                                                                                              -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         533         499
                                                                                              -----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    2,980,522   5,267,707
NET ASSETS -- BEGINNING OF PERIOD............................................................    9,431,993   4,164,286
                                                                                              -----------  ----------

NET ASSETS -- END OF PERIOD..................................................................  $12,412,515  $9,431,993
                                                                                              ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued.....................................................................................         280         721
  Redeemed...................................................................................        (136)       (183)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................         144         538
                                                                                              ===========  ==========

                                                                                               INVESCO V.I. MID CAP
                                                                                                 CORE EQUITY FUND
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (43,433) $  (28,451)
  Net realized gain (loss) on investments....................................................     79,931      29,040
  Change in unrealized appreciation (depreciation) of investments............................    205,977    (225,536)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    242,475    (224,947)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    602,661   1,207,734
   Transfers between Variable Investment Options including guaranteed interest account, net..    (32,992)    137,663
   Transfers for contract benefits and terminations..........................................    (70,472)    (36,918)
   Contract maintenance charges..............................................................       (528)       (240)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    498,669   1,308,239
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         --          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................     741,144   1,083,292
NET ASSETS -- BEGINNING OF PERIOD............................................................   2,516,091   1,432,799
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD..................................................................  $3,257,235  $2,516,091
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
  Issued.....................................................................................         97         176
  Redeemed...................................................................................        (53)        (65)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         44         111
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                              INVESCO V.I. SMALL CAP
                                                                                                    EQUITY FUND
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (43,243) $  (26,281)
  Net realized gain (loss) on investments....................................................     10,912      37,909
  Change in unrealized appreciation (depreciation) of investments............................    352,294    (141,658)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    319,963    (130,030)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    367,876   1,315,712
   Transfers between Variable Investment Options including guaranteed interest account, net..    145,697     344,268
   Transfers for contract benefits and terminations..........................................    (52,206)    (38,449)
   Contract maintenance charges..............................................................       (429)       (172)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    460,938   1,621,359
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         --          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................     780,901   1,491,329
NET ASSETS -- BEGINNING OF PERIOD............................................................   2,441,705     950,376
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD..................................................................  $3,222,606  $2,441,705
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY SERIES II
  Issued.....................................................................................         90         221
  Redeemed...................................................................................        (56)       (106)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         34         115
                                                                                              ==========  ==========

                                                                                               INVESCO VAN KAMPEN V.I.
                                                                                              AMERICAN FRANCHISE FUND(G)
                                                                                              --------------------------
                                                                                                         2012
                                                                                              --------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...............................................................          $ (3,799)
  Net realized gain (loss) on investments....................................................            (4,014)
  Change in unrealized appreciation (depreciation) of investments............................            22,605
                                                                                                       --------

  Net Increase (decrease) in net assets from operations......................................            14,792
                                                                                                       --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................                --
   Transfers between Variable Investment Options including guaranteed interest account, net..           323,700
   Transfers for contract benefits and terminations..........................................                --
   Contract maintenance charges..............................................................                --
                                                                                                       --------

  Net increase (decrease) in net assets from contractowner transactions......................           323,700
                                                                                                       --------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............            50,000
                                                                                                       --------

INCREASE (DECREASE) IN NET ASSETS............................................................           388,492.........
NET ASSETS -- BEGINNING OF PERIOD............................................................                --.........
                                                                                                       --------

NET ASSETS -- END OF PERIOD..................................................................          $388,492.........
                                                                                                       ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................                --
  Redeemed...................................................................................                --
                                                                                                       --------
  Net Increase (Decrease)....................................................................                --
                                                                                                       ========
UNIT ACTIVITY SERIES II
  Issued.....................................................................................                48
  Redeemed...................................................................................               (20)
                                                                                                       --------
  Net Increase (Decrease)....................................................................                28
                                                                                                       ========

                                                                                                IVY FUNDS VIP ASSET
                                                                                                    STRATEGY(A)
                                                                                              -----------------------
                                                                                                  2012        2011
                                                                                              -----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (31,661) $  (28,551)
  Net realized gain (loss) on investments....................................................     (92,394)   (126,608)
  Change in unrealized appreciation (depreciation) of investments............................   1,417,021    (429,100)
                                                                                              -----------  ----------

  Net Increase (decrease) in net assets from operations......................................   1,292,966    (584,259)
                                                                                              -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   2,774,862   5,249,607
   Transfers between Variable Investment Options including guaranteed interest account, net..     686,456   1,893,193
   Transfers for contract benefits and terminations..........................................    (383,486)    (98,373)
   Contract maintenance charges..............................................................      (1,434)        (94)
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................   3,076,398   7,044,333
                                                                                              -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         990         499
                                                                                              -----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    4,370,354   6,460,573
NET ASSETS -- BEGINNING OF PERIOD............................................................    6,460,573          --
                                                                                              -----------  ----------

NET ASSETS -- END OF PERIOD..................................................................  $10,830,927  $6,460,573
                                                                                              ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................         520       1,076
  Redeemed...................................................................................        (213)       (358)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................         307         718
                                                                                              ===========  ==========
UNIT ACTIVITY SERIES II
  Issued.....................................................................................          --          --
  Redeemed...................................................................................          --          --
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................          --          --
                                                                                              ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                              IVY FUNDS VIP DIVIDEND
                                                                                                   OPPORTUNITIES
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (33,964) $  (29,952)
  Net realized gain (loss) on investments....................................................    353,525     205,863
  Change in unrealized appreciation (depreciation) of investments............................    648,529    (653,300)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    968,090    (477,389)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    918,910   3,408,366
   Transfers between Variable Investment Options including guaranteed interest account, net..   (234,065)    419,993
   Transfers for contract benefits and terminations..........................................   (284,731)   (137,806)
   Contract maintenance charges..............................................................     (1,150)       (574)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    398,964   3,689,979
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        428          74
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   1,367,482   3,212,664
NET ASSETS -- BEGINNING OF PERIOD............................................................   7,611,452   4,398,788
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD..................................................................  $8,978,934  $7,611,452
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................        276         509
  Redeemed...................................................................................       (235)       (191)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         41         318
                                                                                              ==========  ==========

                                                                                                IVY FUNDS VIP ENERGY
                                                                                              -----------------------
                                                                                                 2012         2011
                                                                                              ----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (142,755) $   (90,890)
  Net realized gain (loss) on investments....................................................    (63,601)     213,470
  Change in unrealized appreciation (depreciation) of investments............................    131,360   (1,132,222)
                                                                                              ----------  -----------

  Net Increase (decrease) in net assets from operations......................................    (74,996)  (1,009,642)
                                                                                              ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,818,631    5,245,122
   Transfers between Variable Investment Options including guaranteed interest account, net..   (137,994)   1,626,952
   Transfers for contract benefits and terminations..........................................   (353,430)    (130,167)
   Contract maintenance charges..............................................................     (1,522)        (425)
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  1,325,685    6,741,482
                                                                                              ----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         --          458
                                                                                              ----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   1,250,689    5,732,298
NET ASSETS -- BEGINNING OF PERIOD............................................................   8,578,046    2,845,748
                                                                                              ----------  -----------

NET ASSETS -- END OF PERIOD..................................................................  $9,828,735  $ 8,578,046
                                                                                              ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................        310          682
  Redeemed...................................................................................       (196)        (140)
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................        114          542
                                                                                              ==========  ===========

                                                                                                IVY FUNDS VIP GLOBAL
                                                                                                 NATURAL RESOURCES
                                                                                              -----------------------
                                                                                                 2012         2011
                                                                                              ----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (123,192) $  (106,349)
  Net realized gain (loss) on investments....................................................    179,389      193,686
  Change in unrealized appreciation (depreciation) of investments............................    (99,453)  (2,254,071)
                                                                                              ----------  -----------

  Net Increase (decrease) in net assets from operations......................................    (43,256)  (2,166,734)
                                                                                              ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,534,425    4,531,746
   Transfers between Variable Investment Options including guaranteed interest account, net..   (533,818)     828,109
   Transfers for contract benefits and terminations..........................................   (337,685)    (330,465)
   Contract maintenance charges..............................................................     (1,388)        (735)
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................    661,534    5,028,655
                                                                                              ----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         --           --
                                                                                              ----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................     618,278    2,861,921
NET ASSETS -- BEGINNING OF PERIOD............................................................   7,878,105    5,016,184
                                                                                              ----------  -----------

NET ASSETS -- END OF PERIOD..................................................................  $8,496,383  $ 7,878,105
                                                                                              ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................        244          751
  Redeemed...................................................................................       (181)        (318)
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................         63          433
                                                                                              ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                              IVY FUNDS VIP HIGH INCOME
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ 1,564,296  $   802,049
  Net realized gain (loss) on investments....................................................     242,222      128,351
  Change in unrealized appreciation (depreciation) of investments............................   2,730,920     (491,371)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   4,537,438      439,029
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   4,860,868   10,148,647
   Transfers between Variable Investment Options including guaranteed interest account, net..   2,989,271    4,213,433
   Transfers for contract benefits and terminations..........................................  (1,188,582)    (610,231)
   Contract maintenance charges..............................................................      (3,398)      (1,287)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   6,658,159   13,750,562
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   11,195,597   14,189,591
NET ASSETS -- BEGINNING OF PERIOD............................................................   23,263,746    9,074,155
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD..................................................................  $34,459,343  $23,263,746
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................       1,017        1,726
  Redeemed...................................................................................        (503)        (578)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         514        1,148
                                                                                              ===========  ===========

                                                                                                    IVY FUNDS VIP
                                                                                                   MID CAP GROWTH
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (196,523) $   134,634
  Net realized gain (loss) on investments....................................................   1,466,458      325,380
  Change in unrealized appreciation (depreciation) of investments............................      71,467     (934,920)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   1,341,402     (474,906)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   2,329,017    4,428,745
   Transfers between Variable Investment Options including guaranteed interest account, net..     669,656    2,988,712
   Transfers for contract benefits and terminations..........................................    (492,098)    (568,874)
   Contract maintenance charges..............................................................      (1,837)        (677)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   2,504,738    6,847,906
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............          --          501
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    3,846,140    6,373,501
NET ASSETS -- BEGINNING OF PERIOD............................................................   10,800,875    4,427,374
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD..................................................................  $14,647,015  $10,800,875
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................         307          787
  Redeemed...................................................................................        (134)        (299)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         173          488
                                                                                              ===========  ===========

                                                                                               IVY FUNDS VIP SCIENCE
                                                                                                   AND TECHNOLOGY
                                                                                              -----------------------
                                                                                                  2012        2011
                                                                                              -----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (132,513) $   99,331
  Net realized gain (loss) on investments....................................................     675,387     110,943
  Change in unrealized appreciation (depreciation) of investments............................   1,374,584    (883,390)
                                                                                              -----------  ----------

  Net Increase (decrease) in net assets from operations......................................   1,917,458    (673,116)
                                                                                              -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,529,785   4,050,997
   Transfers between Variable Investment Options including guaranteed interest account, net..     586,540     794,879
   Transfers for contract benefits and terminations..........................................    (281,786)   (123,045)
   Contract maintenance charges..............................................................      (1,541)       (549)
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................   1,832,998   4,722,282
                                                                                              -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         317         435
                                                                                              -----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................    3,750,773   4,049,601
NET ASSETS -- BEGINNING OF PERIOD............................................................    6,730,080   2,680,479
                                                                                              -----------  ----------

NET ASSETS -- END OF PERIOD..................................................................  $10,480,853  $6,730,080
                                                                                              ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................         257         625
  Redeemed...................................................................................        (112)       (238)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................         145         387
                                                                                              ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                   IVY FUNDS VIP
                                                                                                 SMALL CAP GROWTH
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (96,241) $  (32,215)
  Net realized gain (loss) on investments....................................................    251,953     214,618
  Change in unrealized appreciation (depreciation) of investments............................      2,988    (982,628)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    158,700    (800,225)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,077,456   2,971,515
   Transfers between Variable Investment Options including guaranteed interest account, net..   (911,396)    306,866
   Transfers for contract benefits and terminations..........................................   (196,592)   (344,498)
   Contract maintenance charges..............................................................       (980)       (409)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    (31,512)  2,933,474
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         --          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................     127,188   2,133,249
NET ASSETS -- BEGINNING OF PERIOD                                                              5,881,368   3,748,119
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD..................................................................  $6,008,556  $5,881,368
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................        118         386
  Redeemed...................................................................................       (125)       (168)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         (7)        218
                                                                                              ==========  ==========
UNIT ACTIVITY SERVICE SHARES
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY VC SHARES
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========

                                                                                                  LAZARD RETIREMENT
                                                                                               EMERGING MARKETS EQUITY
                                                                                                      PORTFOLIO
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   100,301  $   268,197
  Net realized gain (loss) on investments....................................................     571,079      161,512
  Change in unrealized appreciation (depreciation) of investments............................   5,358,804   (5,462,153)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   6,030,184   (5,032,444)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   7,509,638   17,335,076
   Transfers between Variable Investment Options including guaranteed interest account, net..   1,464,262    2,497,689
   Transfers for contract benefits and terminations..........................................  (1,164,727)    (636,240)
   Contract maintenance charges..............................................................      (6,405)      (2,195)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   7,802,768   19,194,330
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   13,832,952   14,161,886
NET ASSETS -- BEGINNING OF PERIOD                                                              27,298,479   13,136,593
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD..................................................................  $41,131,431  $27,298,479
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========
UNIT ACTIVITY SERVICE SHARES
  Issued.....................................................................................       1,072        2,069
  Redeemed...................................................................................        (381)        (397)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         691        1,672
                                                                                              ===========  ===========
UNIT ACTIVITY VC SHARES
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

                                                                                               LORD ABBETT SERIES
                                                                                                   FUND - BOND
                                                                                              DEBENTURE PORTFOLIO(A)
                                                                                              --------------------
                                                                                                 2012        2011
                                                                                              ----------   --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  101,706   $ 37,411
  Net realized gain (loss) on investments....................................................     27,433      4,434
  Change in unrealized appreciation (depreciation) of investments............................     33,769    (35,129)
                                                                                              ----------   --------

  Net Increase (decrease) in net assets from operations......................................    162,908      6,716
                                                                                              ----------   --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    664,812    576,361
   Transfers between Variable Investment Options including guaranteed interest account, net..    722,146    247,633
   Transfers for contract benefits and terminations..........................................    (38,982)    (4,103)
   Contract maintenance charges..............................................................       (166)        --
                                                                                              ----------   --------

  Net increase (decrease) in net assets from contractowner transactions......................  1,347,810    819,891
                                                                                              ----------   --------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         61         31
                                                                                              ----------   --------

INCREASE (DECREASE) IN NET ASSETS............................................................   1,510,779.   826,638
NET ASSETS -- BEGINNING OF PERIOD                                                                826,638         --
                                                                                              ----------   --------

NET ASSETS -- END OF PERIOD..................................................................  $2,337,417.  $826,638
                                                                                              ==========   ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................         --         --
  Redeemed...................................................................................         --         --
                                                                                              ----------   --------
  Net Increase (Decrease)....................................................................         --         --
                                                                                              ==========   ========
UNIT ACTIVITY SERVICE SHARES
  Issued.....................................................................................         --         --
  Redeemed...................................................................................         --         --
                                                                                              ----------   --------
  Net Increase (Decrease)....................................................................         --         --
                                                                                              ==========   ========
UNIT ACTIVITY VC SHARES
  Issued.....................................................................................        154         97
  Redeemed...................................................................................        (25)       (15)
                                                                                              ----------   --------
  Net Increase (Decrease)....................................................................        129         82
                                                                                              ==========   ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                LORD ABBETT SERIES
                                                                                               FUND - CLASSIC STOCK
                                                                                                   PORTFOLIO(A)
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (5,048) $    1,788
  Net realized gain (loss) on investments....................................................      4,018      (7,765)
  Change in unrealized appreciation (depreciation) of investments............................    152,938     (36,546)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    151,908     (42,523)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    395,949   1,057,723
   Transfers between Variable Investment Options including guaranteed interest account, net..     27,611      39,910
   Transfers for contract benefits and terminations..........................................    (72,938)     (5,379)
   Contract maintenance charges..............................................................       (223)         --
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    350,399   1,092,254
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        277          29
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................     502,584   1,049,760
NET ASSETS -- BEGINNING OF PERIOD............................................................   1,049,760          --
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD..................................................................  $1,552,344  $1,049,760
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY VC SHARES
  Issued.....................................................................................         77         163
  Redeemed...................................................................................        (39)        (42)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         38         121
                                                                                              ==========  ==========

                                                                                                LORD ABBETT SERIES
                                                                                                   FUND--GROWTH
                                                                                              OPPORTUNITIES PORTFOLIO(A)
                                                                                              -------------------------
                                                                                                 2012          2011
                                                                                               ----------    ---------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (11,526)   $  (4,031)
  Net realized gain (loss) on investments....................................................    (22,271)     123,548
  Change in unrealized appreciation (depreciation) of investments............................    106,472     (181,899)
                                                                                               ----------    ---------

  Net Increase (decrease) in net assets from operations......................................     72,675      (62,382)
                                                                                               ----------    ---------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    189,295      591,208
   Transfers between Variable Investment Options including guaranteed interest account, net..    268,263       82,482
   Transfers for contract benefits and terminations..........................................    (28,629)      (8,664)
   Contract maintenance charges..............................................................       (139)          --
                                                                                               ----------    ---------

  Net increase (decrease) in net assets from contractowner transactions......................    428,790      665,026
                                                                                               ----------    ---------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        621           17
                                                                                               ----------    ---------

INCREASE (DECREASE) IN NET ASSETS............................................................     502,086..    602,661..
NET ASSETS -- BEGINNING OF PERIOD............................................................     602,661..         --..
                                                                                               ----------    ---------

NET ASSETS -- END OF PERIOD..................................................................  $1,104,747..  $ 602,661..
                                                                                               ==========    =========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................         --           --
  Redeemed...................................................................................         --           --
                                                                                               ----------    ---------
  Net Increase (Decrease)....................................................................         --           --
                                                                                               ==========    =========
UNIT ACTIVITY VC SHARES
  Issued.....................................................................................         80           94
  Redeemed...................................................................................        (34)         (21)
                                                                                               ----------    ---------
  Net Increase (Decrease)....................................................................         46           73
                                                                                               ==========    =========

                                                                                              MFS(R) INTERNATIONAL VALUE
                                                                                                      PORTFOLIO
                                                                                              ------------------------
                                                                                                  2012          2011
                                                                                              -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $     3,764   $   (19,863)
  Net realized gain (loss) on investments....................................................     310,313       114,738
  Change in unrealized appreciation (depreciation) of investments............................   2,059,003      (629,382)
                                                                                              -----------   -----------

  Net Increase (decrease) in net assets from operations......................................   2,373,080      (534,507)
                                                                                              -----------   -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   4,061,192     7,808,361
   Transfers between Variable Investment Options including guaranteed interest account, net..     410,212     1,706,319
   Transfers for contract benefits and terminations..........................................    (580,666)     (223,830)
   Contract maintenance charges..............................................................      (2,972)       (1,037)
                                                                                              -----------   -----------

  Net increase (decrease) in net assets from contractowner transactions......................   3,887,766     9,289,813
                                                                                              -----------   -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       8,001            --
                                                                                              -----------   -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    6,268,847.    8,755,306
NET ASSETS -- BEGINNING OF PERIOD............................................................   14,179,897.    5,424,591
                                                                                              -----------   -----------

NET ASSETS -- END OF PERIOD..................................................................  $20,448,744.  $14,179,897
                                                                                              ===========   ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................         546         1,074
  Redeemed...................................................................................        (192)         (221)
                                                                                              -----------   -----------
  Net Increase (Decrease)....................................................................         354           853
                                                                                              ===========   ===========
UNIT ACTIVITY VC SHARES
  Issued.....................................................................................          --            --
  Redeemed...................................................................................          --            --
                                                                                              -----------   -----------
  Net Increase (Decrease)....................................................................          --            --
                                                                                              ===========   ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                              MFS(R) INVESTORS GROWTH
                                                                                                   STOCK SERIES
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (46,791) $  (32,600)
  Net realized gain (loss) on investments....................................................    282,510     177,894
  Change in unrealized appreciation (depreciation) of investments............................    274,670    (200,709)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    510,389     (55,415)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    609,748   1,489,388
   Transfers between Variable Investment Options including guaranteed interest account, net..   (269,649)     23,430
   Transfers for contract benefits and terminations..........................................    (67,735)    (64,398)
   Contract maintenance charges..............................................................       (643)       (254)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    271,721   1,448,166
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         --         429
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................     782,110   1,393,180
NET ASSETS -- BEGINNING OF PERIOD............................................................   3,267,361   1,874,181
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD..................................................................  $4,049,471  $3,267,361
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................         77         325
  Redeemed...................................................................................        (54)       (201)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         23         124
                                                                                              ==========  ==========

                                                                                                 MFS(R) INVESTORS
                                                                                                   TRUST SERIES
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (22,331) $  (12,102)
  Net realized gain (loss) on investments....................................................     87,167      36,451
  Change in unrealized appreciation (depreciation) of investments............................    421,339    (141,875)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    486,175    (117,526)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    669,262   1,529,309
   Transfers between Variable Investment Options including guaranteed interest account, net..     (6,945)     22,946
   Transfers for contract benefits and terminations..........................................   (142,574)    (52,454)
   Contract maintenance charges..............................................................       (453)       (231)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    519,290   1,499,570
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         --          --
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   1,005,465   1,382,044
NET ASSETS -- BEGINNING OF PERIOD............................................................   2,631,050   1,249,006
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD..................................................................  $3,636,515  $2,631,050
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................         81         194
  Redeemed...................................................................................        (37)        (62)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         44         132
                                                                                              ==========  ==========

                                                                                                 MFS(R) TECHNOLOGY
                                                                                                     PORTFOLIO
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (66,976) $  (41,075)
  Net realized gain (loss) on investments....................................................    243,161     149,913
  Change in unrealized appreciation (depreciation) of investments............................    285,906    (165,255)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    462,091     (56,417)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    778,157   1,456,635
   Transfers between Variable Investment Options including guaranteed interest account, net..    207,174     410,623
   Transfers for contract benefits and terminations..........................................   (251,161)   (112,423)
   Contract maintenance charges..............................................................       (701)       (282)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    733,469   1,754,553
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         --         428
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   1,195,560   1,698,564
NET ASSETS -- BEGINNING OF PERIOD............................................................   3,597,384   1,898,820
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD..................................................................  $4,792,944  $3,597,384
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................        177         258
  Redeemed...................................................................................       (122)       (117)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         55         141
                                                                                              ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                              MFS(R) UTILITIES SERIES
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  436,087  $   55,881
  Net realized gain (loss) on investments....................................................    122,954     101,998
  Change in unrealized appreciation (depreciation) of investments............................    342,860     (12,899)
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................    901,901     144,980
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,500,454   2,372,460
   Transfers between Variable Investment Options including guaranteed interest account, net..    832,412   1,950,969
   Transfers for contract benefits and terminations..........................................   (300,255)    (55,032)
   Contract maintenance charges..............................................................       (880)       (240)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................  2,031,731   4,268,157
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         --         444
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  2,933,632   4,413,581
NET ASSETS -- BEGINNING OF PERIOD............................................................  6,062,057   1,648,476
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $8,995,689  $6,062,057
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................        293         452
  Redeemed...................................................................................       (132)       (101)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................        161         351
                                                                                              ==========  ==========

                                                                                                      MULTIMANAGER
                                                                                                   AGGRESSIVE EQUITY
                                                                                              ---------------------------
                                                                                                  2012           2011
                                                                                              ------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (6,073,656) $  (7,884,775)
  Net realized gain (loss) on investments....................................................    2,194,779        565,834
  Change in unrealized appreciation (depreciation) of investments............................   61,827,204    (31,253,911)
                                                                                              ------------  -------------

  Net Increase (decrease) in net assets from operations......................................   57,948,327    (38,572,852)
                                                                                              ------------  -------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    8,159,013      7,442,145
   Transfers between Variable Investment Options including guaranteed interest account, net..  (23,255,848)   (36,944,938)
   Transfers for contract benefits and terminations..........................................  (32,612,830)   (36,721,448)
   Contract maintenance charges..............................................................   (7,019,740)    (7,266,769)
                                                                                              ------------  -------------

  Net increase (decrease) in net assets from contractowner transactions......................  (54,729,405)   (73,491,010)
                                                                                              ------------  -------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --         10,002
                                                                                              ------------  -------------

INCREASE (DECREASE) IN NET ASSETS............................................................    3,218,922   (112,053,860)
NET ASSETS -- BEGINNING OF PERIOD............................................................  467,485,076    579,538,936
                                                                                              ------------  -------------

NET ASSETS -- END OF PERIOD.................................................................. $470,703,998  $ 467,485,076
                                                                                              ============  =============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          952         11,654
  Redeemed...................................................................................       (3,871)       (15,283)
                                                                                              ------------  -------------
  Net Increase (Decrease)....................................................................       (2,919)        (3,629)
                                                                                              ============  =============
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................           --             --
  Redeemed...................................................................................           --             --
                                                                                              ------------  -------------
  Net Increase (Decrease)....................................................................           --             --
                                                                                              ============  =============

                                                                                                       MULTIMANAGER
                                                                                                         CORE BOND
                                                                                              ------------------------------
                                                                                                   2012            2011
                                                                                              --------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    8,233,460  $   13,316,693
  Net realized gain (loss) on investments....................................................     75,085,939      59,685,946
  Change in unrealized appreciation (depreciation) of investments............................    (31,678,987)    (24,544,791)
                                                                                              --------------  --------------

  Net Increase (decrease) in net assets from operations......................................     51,640,412      48,457,848
                                                                                              --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     55,458,395      43,425,121
   Transfers between Variable Investment Options including guaranteed interest account, net..    218,061,138     159,302,963
   Transfers for contract benefits and terminations..........................................    (96,875,719)    (90,705,087)
   Contract maintenance charges..............................................................    (19,537,482)    (15,967,267)
                                                                                              --------------  --------------

  Net increase (decrease) in net assets from contractowner transactions......................    157,106,332      96,055,730
                                                                                              --------------  --------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............             --           9,998
                                                                                              --------------  --------------

INCREASE (DECREASE) IN NET ASSETS............................................................    208,746,744     144,523,576
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,295,345,365   1,150,821,789
                                                                                              --------------  --------------

NET ASSETS -- END OF PERIOD.................................................................. $1,504,092,109  $1,295,345,365
                                                                                              ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         27,493          63,639
  Redeemed...................................................................................        (16,174)        (56,251)
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................         11,319           7,388
                                                                                              ==============  ==============
UNIT ACTIVITY SERVICE CLASS
  Issued.....................................................................................             --              --
  Redeemed...................................................................................             --              --
                                                                                              --------------  --------------
  Net Increase (Decrease)....................................................................             --              --
                                                                                              ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                      MULTIMANAGER
                                                                                                 INTERNATIONAL EQUITY*
                                                                                              ---------------------------
                                                                                                  2012           2011
                                                                                              ------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (257,312) $     590,594
  Net realized gain (loss) on investments....................................................  (28,522,386)   (22,647,381)
  Change in unrealized appreciation (depreciation) of investments............................   79,675,953    (57,874,848)
                                                                                              ------------  -------------
  Net Increase (decrease) in net assets from operations......................................   50,896,255    (79,931,635)
                                                                                              ------------  -------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    6,472,201      7,689,436
   Transfers between Variable Investment Options including guaranteed interest account, net..  (14,005,016)   (11,521,718)
   Transfers for contract benefits and terminations..........................................  (20,392,853)   (22,297,990)
   Contract maintenance charges..............................................................   (5,174,943)    (5,684,668)
                                                                                              ------------  -------------

  Net increase (decrease) in net assets from contractowner transactions......................  (33,100,611)   (31,814,940)
                                                                                              ------------  -------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       35,002         24,998
                                                                                              ------------  -------------

INCREASE (DECREASE) IN NET ASSETS............................................................   17,830,646   (111,721,577)
NET ASSETS -- BEGINNING OF PERIOD............................................................  333,293,461    445,015,038
                                                                                              ------------  -------------

NET ASSETS -- END OF PERIOD.................................................................. $351,124,107  $ 333,293,461
                                                                                              ============  =============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        1,607         14,213
  Redeemed...................................................................................       (4,358)       (16,602)
                                                                                              ------------  -------------
  Net Increase (Decrease)....................................................................       (2,751)        (2,389)
                                                                                              ============  =============

                                                                                                MULTIMANAGER LARGE CAP
                                                                                                     CORE EQUITY*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (1,199,671) $ (1,650,400)
  Net realized gain (loss) on investments....................................................      226,171      (376,630)
  Change in unrealized appreciation (depreciation) of investments............................   16,744,124   (10,729,788)
                                                                                              ------------  ------------
  Net Increase (decrease) in net assets from operations......................................   15,770,624   (12,756,818)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    2,762,538     3,897,390
   Transfers between Variable Investment Options including guaranteed interest account, net..   (3,871,457)      804,459
   Transfers for contract benefits and terminations..........................................   (9,164,248)   (8,818,051)
   Contract maintenance charges..............................................................   (1,922,147)   (1,926,093)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (12,195,314)   (6,042,295)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       37,000        10,000
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    3,612,310   (18,789,113)
NET ASSETS -- BEGINNING OF PERIOD............................................................  126,568,423   145,357,536
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $130,180,733  $126,568,423
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          863         7,701
  Redeemed...................................................................................       (1,945)       (8,312)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (1,082)         (611)
                                                                                              ============  ============

                                                                                                  MULTIMANAGER LARGE
                                                                                                      CAP VALUE*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (979,789) $ (1,711,358)
  Net realized gain (loss) on investments....................................................  (11,884,696)  (15,927,306)
  Change in unrealized appreciation (depreciation) of investments............................   55,946,962    (6,200,830)
                                                                                              ------------  ------------
  Net Increase (decrease) in net assets from operations......................................   43,082,477   (23,839,494)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    7,399,479     6,239,641
   Transfers between Variable Investment Options including guaranteed interest account, net..  (22,413,817)  (21,537,376)
   Transfers for contract benefits and terminations..........................................  (21,081,733)  (23,210,437)
   Contract maintenance charges..............................................................   (4,784,687)   (4,855,251)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (40,880,758)  (43,363,423)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       52,000        23,285
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    2,253,719   (67,179,632)
NET ASSETS -- BEGINNING OF PERIOD............................................................  322,978,964   390,158,596
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $325,232,683  $322,978,964
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        1,120        13,031
  Redeemed...................................................................................       (4,284)      (16,462)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (3,164)       (3,431)
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                 MULTIMANAGER MID CAP
                                                                                                        GROWTH*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (4,408,175) $ (4,950,107)
  Net realized gain (loss) on investments....................................................    7,131,839     4,265,882
  Change in unrealized appreciation (depreciation) of investments............................   35,531,754   (29,427,772)
                                                                                              ------------  ------------
  Net Increase (decrease) in net assets from operations......................................   38,255,418   (30,111,997)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    6,218,314     5,682,211
   Transfers between Variable Investment Options including guaranteed interest account, net..    2,392,566   (13,309,166)
   Transfers for contract benefits and terminations..........................................  (20,997,207)  (23,486,952)
   Contract maintenance charges..............................................................   (4,326,204)   (4,542,864)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (16,712,531)  (35,656,771)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       44,000        25,516
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   21,586,887   (65,743,252)
NET ASSETS -- BEGINNING OF PERIOD............................................................  286,175,524   351,918,776
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $307,762,411  $286,175,524
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        2,625        12,750
  Redeemed...................................................................................       (3,955)      (15,653)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (1,330)       (2,903)
                                                                                              ============  ============

                                                                                                 MULTIMANAGER MID CAP
                                                                                                        VALUE*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (3,837,494) $ (5,754,180)
  Net realized gain (loss) on investments....................................................    4,038,339     4,239,303
  Change in unrealized appreciation (depreciation) of investments............................   43,380,386   (58,698,724)
                                                                                              ------------  ------------
  Net Increase (decrease) in net assets from operations......................................   43,581,231   (60,213,601)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    5,944,728     7,508,274
   Transfers between Variable Investment Options including guaranteed interest account, net..  (10,362,308)   13,237,116
   Transfers for contract benefits and terminations..........................................  (21,814,738)  (24,283,664)
   Contract maintenance charges..............................................................   (5,019,824)   (5,368,284)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (31,252,142)   (8,906,558)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       52,000        24,999
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   12,381,089   (69,095,160)
NET ASSETS -- BEGINNING OF PERIOD............................................................  343,373,635   412,468,795
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $355,754,724  $343,373,635
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        1,981        13,414
  Redeemed...................................................................................       (4,145)      (14,111)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (2,164)         (697)
                                                                                              ============  ============

                                                                                                     MULTIMANAGER
                                                                                                  MULTI-SECTOR BOND*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  5,559,632  $ 14,609,978
  Net realized gain (loss) on investments....................................................  (19,944,496)  (40,965,657)
  Change in unrealized appreciation (depreciation) of investments............................   37,790,573    48,131,497
                                                                                              ------------  ------------
  Net Increase (decrease) in net assets from operations......................................   23,405,709    21,775,818
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    8,484,097     7,540,092
   Transfers between Variable Investment Options including guaranteed interest account, net..   58,229,744    20,995,393
   Transfers for contract benefits and terminations..........................................  (49,230,787)  (47,895,293)
   Contract maintenance charges..............................................................   (8,304,800)   (7,679,861)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................    9,178,254   (27,039,669)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       39,999        28,693
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   32,623,962    (5,235,158)
NET ASSETS -- BEGINNING OF PERIOD............................................................  614,230,527   619,465,685
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $646,854,489  $614,230,527
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        6,286        24,283
  Redeemed...................................................................................       (5,201)      (25,579)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................        1,085        (1,296)
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                MULTIMANAGER SMALL CAP
                                                                                                        GROWTH*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (2,818,571) $ (3,150,088)
  Net realized gain (loss) on investments....................................................    6,168,344       273,172
  Change in unrealized appreciation (depreciation) of investments............................   14,595,672   (34,258,406)
                                                                                              ------------  ------------
  Net Increase (decrease) in net assets from operations......................................   17,945,445   (37,135,322)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    4,875,495     4,998,248
   Transfers between Variable Investment Options including guaranteed interest account, net..   (7,965,688)  (13,657,298)
   Transfers for contract benefits and terminations..........................................   (9,824,077)  (11,817,990)
   Contract maintenance charges..............................................................   (2,942,385)   (3,096,628)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (15,856,655)  (23,573,668)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............           --        10,000
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................    2,088,790   (60,698,990)
NET ASSETS -- BEGINNING OF PERIOD............................................................  177,417,054   238,116,044
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $179,505,844  $177,417,054
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        5,402        17,212
  Redeemed...................................................................................       (7,474)      (20,377)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (2,072)       (3,165)
                                                                                              ============  ============

                                                                                                MULTIMANAGER SMALL CAP
                                                                                                        VALUE*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (3,376,451) $ (5,760,956)
  Net realized gain (loss) on investments....................................................  (15,765,369)  (17,991,023)
  Change in unrealized appreciation (depreciation) of investments............................   73,413,256   (18,742,289)
                                                                                              ------------  ------------
  Net Increase (decrease) in net assets from operations......................................   54,271,436   (42,494,268)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    7,050,138     5,296,362
   Transfers between Variable Investment Options including guaranteed interest account, net..  (13,116,729)  (25,444,413)
   Transfers for contract benefits and terminations..........................................  (26,987,335)  (30,195,343)
   Contract maintenance charges..............................................................   (5,015,411)   (5,158,689)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (38,069,337)  (55,502,083)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       69,000        26,590
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   16,271,099   (97,969,761)
NET ASSETS -- BEGINNING OF PERIOD............................................................  365,555,785   463,525,546
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $381,826,884  $365,555,785
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        2,037        11,278
  Redeemed...................................................................................       (4,705)      (15,207)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (2,668)       (3,929)
                                                                                              ============  ============

                                                                                                     MULTIMANAGER
                                                                                                      TECHNOLOGY*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (5,929,615) $ (6,002,375)
  Net realized gain (loss) on investments....................................................   22,305,540    15,578,501
  Change in unrealized appreciation (depreciation) of investments............................   25,797,857   (35,513,441)
                                                                                              ------------  ------------
  Net Increase (decrease) in net assets from operations......................................   42,173,782   (25,937,315)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    7,370,770     7,037,038
   Transfers between Variable Investment Options including guaranteed interest account, net..    3,174,714     2,306,548
   Transfers for contract benefits and terminations..........................................  (24,842,920)  (25,027,884)
   Contract maintenance charges..............................................................   (5,712,193)   (5,445,045)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowner transactions......................  (20,009,629)  (21,129,343)
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       67,000            --
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   22,231,153   (47,066,658)
NET ASSETS -- BEGINNING OF PERIOD............................................................  363,549,012   410,615,670
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $385,780,165  $363,549,012
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................        4,071        19,848
  Redeemed...................................................................................       (5,607)      (21,717)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................       (1,536)       (1,869)
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,




                                                                                                   MUTUAL SHARES
                                                                                                  SECURITIES FUND
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   45,442  $   53,853
  Net realized gain (loss) on investments....................................................     71,184      14,888
  Change in unrealized appreciation (depreciation) of investments............................    649,521    (242,829)
                                                                                              ----------  ----------
  Net Increase (decrease) in net assets from operations......................................    766,147    (174,088)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,048,152   3,514,329
   Transfers between Variable Investment Options including guaranteed interest account, net..   (196,583)    834,742
   Transfers for contract benefits and terminations..........................................   (271,645)    (93,895)
   Contract maintenance charges..............................................................     (1,230)       (370)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    578,694   4,254,806
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         --         436
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  1,344,841   4,081,154
NET ASSETS -- BEGINNING OF PERIOD............................................................  5,643,089   1,561,935
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $6,987,930  $5,643,089
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................        138         568
  Redeemed...................................................................................        (83)       (175)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         55         393
                                                                                              ==========  ==========

                                                                                                   PIMCO VARIABLE
                                                                                                   INSURANCE TRUST
                                                                                               COMMODITYREALRETURN(R)
                                                                                                 STRATEGY PORTFOLIO
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   137,820  $ 1,018,861
  Net realized gain (loss) on investments....................................................     315,206       90,665
  Change in unrealized appreciation (depreciation) of investments............................     (77,214)  (2,283,978)
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................     375,812   (1,174,452)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   2,919,332    6,095,590
   Transfers between Variable Investment Options including guaranteed interest account, net..   1,485,549    1,741,746
   Transfers for contract benefits and terminations..........................................    (420,433)    (141,268)
   Contract maintenance charges..............................................................      (2,004)        (551)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   3,982,444    7,695,517
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         481          500
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   4,358,737    6,521,565
NET ASSETS -- BEGINNING OF PERIOD............................................................  10,607,860    4,086,295
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $14,966,597  $10,607,860
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued.....................................................................................         433          808
  Redeemed...................................................................................        (108)        (224)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         325          584
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

                                                                                                   PIMCO VARIABLE
                                                                                                  INSURANCE TRUST
                                                                                                  EMERGING MARKETS
                                                                                                   BOND PORTFOLIO
                                                                                              -----------------------
                                                                                                  2012        2011
                                                                                              -----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   412,671  $  275,783
  Net realized gain (loss) on investments....................................................     176,849      63,020
  Change in unrealized appreciation (depreciation) of investments............................   1,195,472     (18,207)
                                                                                              -----------  ----------
  Net Increase (decrease) in net assets from operations......................................   1,784,992     320,596
                                                                                              -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   2,012,997   3,199,013
   Transfers between Variable Investment Options including guaranteed interest account, net..   1,491,345   1,249,104
   Transfers for contract benefits and terminations..........................................    (579,004)   (315,375)
   Contract maintenance charges..............................................................      (1,551)       (812)
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................   2,923,787   4,131,930
                                                                                              -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............      27,745         790
                                                                                              -----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   4,736,524   4,453,316
NET ASSETS -- BEGINNING OF PERIOD............................................................   9,691,272   5,237,956
                                                                                              -----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $14,427,796  $9,691,272
                                                                                              ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued.....................................................................................         514         729
  Redeemed...................................................................................        (280)       (366)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................         234         363
                                                                                              ===========  ==========
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................          --          --
  Redeemed...................................................................................          --          --
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................          --          --
                                                                                              ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                   PIMCO VARIABLE
                                                                                                INSURANCE TRUST REAL
                                                                                                  RETURN PORTFOLIO
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (228,949) $    65,240
  Net realized gain (loss) on investments....................................................   3,230,994    1,228,845
  Change in unrealized appreciation (depreciation) of investments............................      (1,670)     534,326
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................   3,000,375    1,828,411
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   9,757,220   17,924,736
   Transfers between Variable Investment Options including guaranteed interest account, net..   5,325,800    5,061,621
   Transfers for contract benefits and terminations..........................................  (2,058,637)    (736,649)
   Contract maintenance charges..............................................................      (5,595)      (1,761)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  13,018,788   22,247,947
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............       3,108        3,803
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  16,022,271   24,080,161
NET ASSETS -- BEGINNING OF PERIOD............................................................  34,062,059    9,981,898
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $50,084,330  $34,062,059
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued.....................................................................................       1,642        2,700
  Redeemed...................................................................................        (553)        (721)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................       1,089        1,979
                                                                                              ===========  ===========
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

                                                                                                   PIMCO VARIABLE
                                                                                                INSURANCE TRUST TOTAL
                                                                                                  RETURN PORTFOLIO
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   704,079  $   427,606
  Net realized gain (loss) on investments....................................................   1,514,293      727,420
  Change in unrealized appreciation (depreciation) of investments............................   2,994,478     (527,898)
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................   5,212,850      627,128
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  12,602,919   27,111,097
   Transfers between Variable Investment Options including guaranteed interest account, net..   9,013,476    5,807,725
   Transfers for contract benefits and terminations..........................................  (3,105,266)  (1,555,215)
   Contract maintenance charges..............................................................      (8,842)      (3,025)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................  18,502,287   31,360,582
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............      26,618        2,364
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  23,741,755   31,990,074
NET ASSETS -- BEGINNING OF PERIOD............................................................  56,085,667   24,095,593
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $79,827,422  $56,085,667
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued.....................................................................................       2,510        4,046
  Redeemed...................................................................................        (861)      (1,137)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................       1,649        2,909
                                                                                              ===========  ===========
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

                                                                                                    PROFUND
                                                                                                    VP BEAR
                                                                                              -------------------
                                                                                                 2012      2011
                                                                                              ---------  --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (9,579) $(10,131)
  Net realized gain (loss) on investments....................................................  (130,868)  (81,574)
  Change in unrealized appreciation (depreciation) of investments............................    (8,970)    5,881
                                                                                              ---------  --------
  Net Increase (decrease) in net assets from operations......................................  (149,417)  (85,824)
                                                                                              ---------  --------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     7,489   107,940
   Transfers between Variable Investment Options including guaranteed interest account, net..    42,316   389,826
   Transfers for contract benefits and terminations..........................................   (18,384)  (12,964)
   Contract maintenance charges..............................................................      (105)      (99)
                                                                                              ---------  --------

  Net increase (decrease) in net assets from contractowner transactions......................    31,316   484,703
                                                                                              ---------  --------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............        --        --
                                                                                              ---------  --------

INCREASE (DECREASE) IN NET ASSETS............................................................  (118,101)  398,879
NET ASSETS -- BEGINNING OF PERIOD............................................................   830,380   431,501
                                                                                              ---------  --------

NET ASSETS -- END OF PERIOD.................................................................. $ 712,279  $830,380
                                                                                              =========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
  Issued.....................................................................................        --        --
  Redeemed...................................................................................        --        --
                                                                                              ---------  --------
  Net Increase (Decrease)....................................................................        --        --
                                                                                              =========  ========
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................       349       483
  Redeemed...................................................................................      (344)     (420)
                                                                                              ---------  --------
  Net Increase (Decrease)....................................................................         5        63
                                                                                              =========  ========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                    PROFUND VP
                                                                                                   BIOTECHNOLOGY
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (50,286) $  (22,069)
  Net realized gain (loss) on investments....................................................    247,335      40,406
  Change in unrealized appreciation (depreciation) of investments............................    812,125      39,079
                                                                                              ----------  ----------

  Net Increase (decrease) in net assets from operations......................................  1,009,174      57,416
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    521,124   1,163,535
   Transfers between Variable Investment Options including guaranteed interest account, net..    681,684     228,110
   Transfers for contract benefits and terminations..........................................   (127,327)    (48,771)
   Contract maintenance charges..............................................................       (477)       (161)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................  1,075,004   1,342,713
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         --         459
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  2,084,178   1,400,588
NET ASSETS -- BEGINNING OF PERIOD............................................................  2,142,683     742,095
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $4,226,861  $2,142,683
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS II
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................        159         187
  Redeemed...................................................................................        (76)        (63)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         83         124
                                                                                              ==========  ==========

                                                                                                T. ROWE PRICE HEALTH
                                                                                                 SCIENCES PORTFOLIO
                                                                                              -----------------------
                                                                                                  2012        2011
                                                                                              -----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (131,967) $  (49,901)
  Net realized gain (loss) on investments....................................................     724,633     204,477
  Change in unrealized appreciation (depreciation) of investments............................   1,362,536      44,225
                                                                                              -----------  ----------

  Net Increase (decrease) in net assets from operations......................................   1,955,202     198,801
                                                                                              -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   1,867,392   2,344,683
   Transfers between Variable Investment Options including guaranteed interest account, net..   1,687,008   1,163,389
   Transfers for contract benefits and terminations..........................................    (291,426)    (66,822)
   Contract maintenance charges..............................................................      (1,235)       (373)
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................   3,261,739   3,440,877
                                                                                              -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         413          87
                                                                                              -----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................   5,217,354   3,639,765
NET ASSETS -- BEGINNING OF PERIOD............................................................   5,466,918   1,827,153
                                                                                              -----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $10,684,272  $5,466,918
                                                                                              ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................          --          --
  Redeemed...................................................................................          --          --
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................          --          --
                                                                                              ===========  ==========
UNIT ACTIVITY CLASS II
  Issued.....................................................................................         353         369
  Redeemed...................................................................................        (138)       (102)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................         215         267
                                                                                              ===========  ==========
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................          --          --
  Redeemed...................................................................................          --          --
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................          --          --
                                                                                              ===========  ==========

                                                                                                TEMPLETON DEVELOPING
                                                                                              MARKETS SECURITIES FUND
                                                                                              -----------------------
                                                                                                 2012         2011
                                                                                              ----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $   (2,107) $   (22,418)
  Net realized gain (loss) on investments....................................................   (114,576)     143,292
  Change in unrealized appreciation (depreciation) of investments............................    637,300   (1,045,502)
                                                                                              ----------  -----------

  Net Increase (decrease) in net assets from operations......................................    520,617     (924,628)
                                                                                              ----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    453,968    2,232,822
   Transfers between Variable Investment Options including guaranteed interest account, net..   (438,329)     295,463
   Transfers for contract benefits and terminations..........................................   (167,798)    (218,741)
   Contract maintenance charges..............................................................       (965)        (617)
                                                                                              ----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   (153,124)   2,308,927
                                                                                              ----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............     37,000           --
                                                                                              ----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................    404,493    1,384,299
NET ASSETS -- BEGINNING OF PERIOD............................................................  4,730,496    3,346,197
                                                                                              ----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $5,134,989  $ 4,730,496
                                                                                              ==========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................        132          509
  Redeemed...................................................................................       (148)        (311)
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................        (16)         198
                                                                                              ==========  ===========
UNIT ACTIVITY CLASS II
  Issued.....................................................................................         --           --
  Redeemed...................................................................................         --           --
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................         --           --
                                                                                              ==========  ===========
UNIT ACTIVITY COMMON SHARES
  Issued.....................................................................................         --           --
  Redeemed...................................................................................         --           --
                                                                                              ----------  -----------
  Net Increase (Decrease)....................................................................         --           --
                                                                                              ==========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                 TEMPLETON FOREIGN
                                                                                                  SECURITIES FUND
                                                                                              -----------------------
                                                                                                  2012        2011
                                                                                              -----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    86,040  $   13,599
  Net realized gain (loss) on investments....................................................     (14,843)     66,062
  Change in unrealized appreciation (depreciation) of investments............................     698,170    (818,932)
                                                                                              -----------  ----------

  Net Increase (decrease) in net assets from operations......................................     769,367    (739,271)
                                                                                              -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................     736,556   2,972,482
   Transfers between Variable Investment Options including guaranteed interest account, net..  (1,178,348)    (73,635)
   Transfers for contract benefits and terminations..........................................    (155,681)    (94,101)
   Contract maintenance charges..............................................................        (876)       (384)
                                                                                              -----------  ----------

  Net increase (decrease) in net assets from contractowner transactions......................    (598,349)  2,804,362
                                                                                              -----------  ----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............          --          --
                                                                                              -----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................     171,018   2,065,091
NET ASSETS -- BEGINNING OF PERIOD............................................................   4,902,766   2,837,675
                                                                                              -----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $ 5,073,784  $4,902,766
                                                                                              ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................          90         367
  Redeemed...................................................................................        (148)       (114)
                                                                                              -----------  ----------
  Net Increase (Decrease)....................................................................         (58)        253
                                                                                              ===========  ==========

                                                                                                TEMPLETON GLOBAL BOND
                                                                                                   SECURITIES FUND
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $ 2,802,617  $ 1,153,345
  Net realized gain (loss) on investments....................................................     128,704      309,257
  Change in unrealized appreciation (depreciation) of investments............................   3,639,624   (2,909,625)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................   6,570,945   (1,447,023)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  10,967,206   24,101,112
   Transfers between Variable Investment Options including guaranteed interest account, net..     621,778    4,995,674
   Transfers for contract benefits and terminations..........................................  (1,807,691)    (871,940)
   Contract maintenance charges..............................................................      (7,556)      (2,709)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   9,773,737   28,222,137
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............          --           --
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  16,344,682   26,775,114
NET ASSETS -- BEGINNING OF PERIOD............................................................  43,698,230   16,923,116
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $60,042,912  $43,698,230
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................       1,234        3,113
  Redeemed...................................................................................        (399)        (659)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         835        2,454
                                                                                              ===========  ===========

                                                                                                 TEMPLETON GROWTH
                                                                                                 SECURITIES FUND
                                                                                              ---------------------
                                                                                                 2012        2011
                                                                                              ----------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $    8,147  $    (273)
  Net realized gain (loss) on investments....................................................     19,120     22,253
  Change in unrealized appreciation (depreciation) of investments............................    185,071   (117,532)
                                                                                              ----------  ---------

  Net Increase (decrease) in net assets from operations......................................    212,338    (95,552)
                                                                                              ----------  ---------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................    248,228    493,379
   Transfers between Variable Investment Options including guaranteed interest account, net..   (168,641)   (57,823)
   Transfers for contract benefits and terminations..........................................    (27,574)   (40,035)
   Contract maintenance charges..............................................................       (189)       (65)
                                                                                              ----------  ---------

  Net increase (decrease) in net assets from contractowner transactions......................     51,824    395,456
                                                                                              ----------  ---------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............         --        (25)
                                                                                              ----------  ---------

INCREASE (DECREASE) IN NET ASSETS............................................................    264,162    299,879
NET ASSETS -- BEGINNING OF PERIOD............................................................    919,307    619,428
                                                                                              ----------  ---------

NET ASSETS -- END OF PERIOD.................................................................. $1,183,469  $ 919,307
                                                                                              ==========  =========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS 2
  Issued.....................................................................................         63         94
  Redeemed...................................................................................        (56)       (57)
                                                                                              ----------  ---------
  Net Increase (Decrease)....................................................................          7         37
                                                                                              ==========  =========

-----------
The accompanying notes are an integral part of these financial statements.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                               VAN ECK VIP GLOBAL HARD
                                                                                                     ASSETS FUND
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)............................................................... $  (149,916) $  (106,617)
  Net realized gain (loss) on investments....................................................   1,438,915      296,077
  Change in unrealized appreciation (depreciation) of investments............................  (1,146,130)  (3,361,488)
                                                                                              -----------  -----------

  Net Increase (decrease) in net assets from operations......................................     142,869   (3,172,028)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   3,752,699    9,670,906
   Transfers between Variable Investment Options including guaranteed interest account, net..      41,352    2,429,370
   Transfers for contract benefits and terminations..........................................    (662,763)    (281,480)
   Contract maintenance charges..............................................................      (3,193)      (1,252)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowner transactions......................   3,128,095   11,817,544
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA in Separate Account No. 49...............      17,468          310
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................   3,288,432    8,645,826
NET ASSETS -- BEGINNING OF PERIOD............................................................  16,330,485    7,684,659
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $19,618,917  $16,330,485
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS S SHARES
  Issued.....................................................................................         485        1,181
  Redeemed...................................................................................        (207)        (246)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................         278          935
                                                                                              ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Units were made available on January 18, 2011.
(b)Units were made available on February 22, 2011.
(c)Invesco V.I. Diversified Dividend Fund replaced Invesco V.I. Financial Services Fund due to a fund merger on April 29, 2011.
(d)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
(e)EQ/Large Cap Value Index replaced "EQ/Lord Abbett Growth & Income due to a fund merger on May 20, 2011.
(f)Units were made available on October 10, 2011.
(g)Invesco Van Kampen V.I. American Franchise Fund replaced Invesco V.I. Leisure Fund due to a fund merger on April 30, 2012. On the same day, Invesco V.I. Leisure fund merged into Invesco V.I. Capital Growth Fund, which was then reanamed Invesco Van Kampen V.I. American Franchise Fund.
(h)Guggenheim VT Multi-Hedge Strategies Fund replaced Guggenheim Alternative Strategies Fund due to a fund merger on July 13, 2012. On the same day, Rydex|SGI VT Alternative Strategies Fund was renamed Guggenheim VT Alternative Strategies Fund.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2012

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account
   No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AllianceBernstein Variable Products Series Fund, Inc. , American Century Variable Portfolios, Inc. , AXA Premier VIP Trust ("VIP"), BlackRock Variable Series Funds, Inc. , EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Guggenheim Variable Insurance Funds, AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust , ProFunds, T.Rowe Price Equity Series, Inc., and Van Eck VIP Trust (collectively, "The Trusts"). The Trusts are open-ended management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. As used herein, "The Trusts" refers to both the Trusts and the Portfolios. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
  .   Invesco V.I. Diversified Dividend Fund/(1)/
  .   Invesco V.I. Global Real Estate Fund
  .   Invesco V.I. High Yield Fund
  .   Invesco V.I. International Growth Fund
  .   Invesco V.I. Mid Cap Core Equity Fund
  .   Invesco V.I. Small Cap Equity Fund
  .   Invesco Van Kampen V.I. American Franchise Fund

     ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.*
  .   AllianceBernstein VPS Balanced Wealth Strategy Portfolio
  .   AllianceBernstein VPS International Growth Portfolio

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  .   American Century VP Large Company Value Fund
  .   American Century VP Mid Cap Value Fund

     AXA PREMIER VIP TRUST*
  .   AXA Aggressive Allocation
  .   AXA Conservative Allocation
  .   AXA Conservative-Plus Allocation
  .   AXA Moderate Allocation
  .   AXA Moderate-Plus Allocation
  .   Multimanager Aggressive Equity
  .   Multimanager Core Bond
  .   Multimanager International Equity
  .   Multimanager Large Cap Core Equity
  .   Multimanager Large Cap Value
  .   Multimanager Mid Cap Growth
  .   Multimanager Mid Cap Value
  .   Multimanager Multi-Sector Bond
  .   Multimanager Small Cap Growth
  .   Multimanager Small Cap Value
  .   Multimanager Technology

     BLACKROCK VARIABLE SERIES FUNDS, INC.
  .   BlackRock Global Allocation V.I. Fund
  .   BlackRock Large Cap Growth V.I Fund

     EQ ADVISORS TRUST *
  .   All Asset Growth-Alt 20/(2)/
  .   AXA Balanced Strategy
  .   AXA Conservative Growth Strategy
  .   AXA Conservative Strategy
  .   AXA Growth Strategy
  .   AXA Moderate Growth Strategy
  .   AXA Tactical Manager 400
  .   AXA Tactical Manager 500
  .   AXA Tactical Manager 2000
  .   AXA Tactical Manager International
  .   AXA Ultra Conservative Strategy
  .   EQ/AllianceBernstein Dynamic Wealth Strategies
  .   EQ/AllianceBernstein Small Cap Growth
  .   EQ/AXA Franklin Small Cap Value Core
  .   EQ/BlackRock Basic Value Equity
  .   EQ/Boston Advisors Equity Income
  .   EQ/Calvert Socially Responsible
  .   EQ/Capital Guardian Research
  .   EQ/Common Stock Index
  .   EQ/Core Bond Index
  .   EQ/Davis New York Venture
  .   EQ/Equity 500 Index
  .   EQ/Equity Growth PLUS
  .   EQ/Franklin Core Balanced
  .   EQ/Franklin Templeton Allocation
  .   EQ/GAMCO Mergers and Acquisitions
  .   EQ/GAMCO Small Company Value
  .   EQ/Global Bond PLUS
  .   EQ/Global Multi-Sector Equity
  .   EQ/Intermediate Government Bond/(3)/
  .   EQ/International Core PLUS
  .   EQ/International Equity Index
  .   EQ/International ETF
  .   EQ/International Value PLUS
  .   EQ/JPMorgan Value Opportunities
  .   EQ/Large Cap Core PLUS

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

1. Organization (Continued)

 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Growth PLUS
 .   EQ/Large Cap Value Index
 .   EQ/Large Cap Value PLUS
 .   EQ/Lord Abbett Large Cap Core
 .   EQ/MFS International Growth
 .   EQ/Mid Cap Index
 .   EQ/Mid Cap Value PLUS
 .   EQ/Money Market
 .   EQ/Montag & Caldwell Growth
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/Mutual Large Cap Equity
 .   EQ/Oppenheimer Global
 .   EQ/PIMCO Ultra Short Bond
 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/Templeton Global Equity
 .   EQ/UBS Growth & Income
 .   EQ/Van Kampen Comstock
 .   EQ/Wells Fargo Omega Growth

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Asset Manager: Growth Portfolio
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Freedom 2015 Portfolio
 .   Fidelity(R) VIP Freedom 2020 Portfolio
 .   Fidelity(R) VIP Freedom 2025 Portfolio
 .   Fidelity(R) VIP Freedom 2030 Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio
 .   Fidelity(R) VIP Strategic Income Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Franklin Income Securities Fund
 .   Franklin Strategic Income Securities Fund
 .   Franklin Templeton VIP Founding Funds Allocation Fund
 .   Mutual Shares Securities Fund
 .   Templeton Developing Markets Securities Fund
 .   Templeton Foreign Securities Fund
 .   Templeton Global Bond Securities Fund
 .   Templeton Growth Securities Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST-VARIABLE INSURANCE PORTFOLIOS
 .   Goldman Sachs VIT Mid Cap Value Fund

     GUGGENHEIM VARIABLE INSURANCE FUNDS
 .   Guggenheim VT Global Managed Futures Strategy Fund/(4)/
 .   Guggenheim VT Multi-Hedge Strategies Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Asset Strategy
 .   Ivy Funds VIP Dividend Opportunities
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP Global Natural Resources
 .   Ivy Funds VIP High Income
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Science and Technology
 .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     LORD ABBETT SERIES FUND, INC.
 .   Lord Abbett Series Fund - Bond Debenture Portfolio
 .   Lord Abbett Series Fund - Classic Stock Portfolio
 .   Lord Abbett Series Fund - Growth Opportunities Portfolio

     MFS(R) VARIABLE INSURANCE TRUST
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Growth Stock Series
 .   MFS(R) Investors Trust Series
 .   MFS(R) Technology Portfolio
 .   MFS(R) Utilities Series

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio
 .   PIMCO Variable Insurance Trust Emerging Markets Bond Portfolio
 .   PIMCO Variable Insurance Trust Real Return Portfolio
 .   PIMCO Variable Insurance Trust Total Return Portfolio

     PROFUNDS
 .   ProFund VP Bear
 .   ProFund VP Biotechnology

     T. ROWE PRICE EQUITY SERIES, INC.
 .   T. Rowe Price Health Sciences Portfolio II

     VAN ECK VIP TRUST
 .   Van Eck VIP Global Hard Assets Fund

  (1)Formerly known as Invesco V.I. Dividend Growth Fund.
  (2)Formerly known as All Asset Allocation.
  (3)Formerly known as EQ/Intermediate Government Bond Index.
  (4)Formerly known as RYDEX|SGI VT Managed Futures Strategy Fund.

   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
   Note: Separate Account No. 49 also includes twelve Variable Investment Options that have not been offered to the public and for which the financial statements have not been included herein.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

1. Organization (Concluded)


   The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Stylus, Accumulator Advisor, Accumulator Express, Retirement Income for Life, Retirement Cornerstone, Structured Capital Strategies, including all contracts issued currently (collectively, the "Contracts"). These annuities in the Accumulator series and Retirement Cornerstone Series are offered with the same Variable Investment Options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series and Retirement Cornerstone Series of annuities are offered under group and individual variable annuity forms.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense charges, asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS:

   Investments are made in shares of The Trusts and are valued at the reported net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME:

   Investment transactions are recorded by the Account on the trade date. Dividend income and distributions of net realized gains from The Trusts are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts' shares (determined on the identified cost basis) and (2) distributions representing the net realized gains on investment transactions.

   DUE TO AND DUE FROM:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.

   CONTRACT PAYMENTS AND TRANSFERS:

   Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable,

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

2. Significant Accounting Policies (Concluded)

   and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of AXA Equitable's General Account, and/or fixed maturity options of Separate Account No. 46. Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 46. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   TAXES:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1 and Level 2 during the year.

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

                                                           PURCHASES      SALES
                                                          ------------ ------------
All Asset Growth-Alt 20.................................. $  2,064,872 $  1,170,928
AllianceBernstein VPS Balanced Wealth Strategy Portfolio.    1,004,179      379,003
AllianceBernstein VPS International Growth Portfolio.....    1,636,380      994,765
American Century VP Large Company Value Fund.............    1,964,755    1,745,302
American Century VP Mid Cap Value Fund...................    3,544,239    1,123,680
AXA Aggressive Allocation................................  155,306,903  406,865,834
AXA Balanced Strategy....................................  355,980,627   65,953,972
AXA Conservative Allocation..............................  397,025,844  439,555,970
AXA Conservative Growth Strategy.........................  180,627,673   51,702,565
AXA Conservative Strategy................................  182,074,920   68,911,975

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

4. Purchases and Sales of Investments (Continued)

                                                  PURCHASES        SALES
                                                -------------- --------------
AXA Conservative-Plus Allocation............... $  187,752,420 $  254,486,087
AXA Growth Strategy............................    279,498,202     63,544,370
AXA Moderate Allocation........................    301,309,435    782,736,556
AXA Moderate Growth Strategy...................    653,743,716    149,265,000
AXA Moderate-Plus Allocation...................    323,185,989  1,133,943,307
AXA Tactical Manager 400.......................     16,481,028      5,687,069
AXA Tactical Manager 500.......................     45,092,777     12,641,146
AXA Tactical Manager 2000......................     18,231,638      5,585,968
AXA Tactical Manager International.............     28,576,044     11,180,527
AXA Ultra Conservative Strategy................        944,089        752,444
BlackRock Global Allocation V.I. Fund..........     11,318,968      6,645,852
BlackRock Large Cap Growth V.I Fund............      2,801,499      1,541,286
EQ/AllianceBernstein Dynamic Wealth Strategies.    290,427,189     20,146,998
EQ/AllianceBernstein Small Cap Growth..........     90,375,330     93,087,378
EQ/AXA Franklin Small Cap Value Core...........     28,854,657     37,773,412
EQ/BlackRock Basic Value Equity................     69,783,652    123,883,633
EQ/Boston Advisors Equity Income...............     87,767,008     43,068,226
EQ/Calvert Socially Responsible................      7,113,569      8,836,815
EQ/Capital Guardian Research...................     40,652,233    127,753,137
EQ/Common Stock Index..........................     37,396,694    104,449,692
EQ/Core Bond Index.............................    225,207,272    160,400,922
EQ/Davis New York Venture......................     18,802,488     50,594,661
EQ/Equity 500 Index............................    191,203,883    217,342,311
EQ/Equity Growth PLUS..........................     20,387,852    158,101,050
EQ/Franklin Core Balanced......................    144,952,632     82,299,492
EQ/Franklin Templeton Allocation...............     58,529,132    158,108,032
EQ/GAMCO Mergers and Acquisitions..............     33,925,836     45,298,398
EQ/GAMCO Small Company Value...................    117,246,478    133,004,464
EQ/Global Bond PLUS............................     85,047,870     90,900,182
EQ/Global Multi-Sector Equity..................     41,445,309    130,194,420
EQ/Intermediate Government Bond................    110,505,886    119,262,670
EQ/International Core PLUS.....................     32,335,384     94,302,087
EQ/International Equity Index..................     42,536,807     74,847,202
EQ/International ETF...........................      1,386,634        596,933
EQ/International Value PLUS....................     26,628,374     79,555,284
EQ/JPMorgan Value Opportunities................     22,687,183     53,041,318
EQ/Large Cap Core PLUS.........................     19,920,903     23,532,977
EQ/Large Cap Growth Index......................     57,821,530     72,596,101
EQ/Large Cap Growth PLUS.......................     26,468,673     84,773,207
EQ/Large Cap Value Index.......................     40,374,002     67,334,143
EQ/Large Cap Value PLUS........................     25,279,557    144,525,399
EQ/Lord Abbett Large Cap Core..................     21,369,473     49,727,189
EQ/MFS International Growth....................     72,420,545     62,496,096
EQ/Mid Cap Index...............................     67,480,828     99,748,976
EQ/Mid Cap Value PLUS..........................     28,124,767    129,794,472
EQ/Money Market................................  1,868,285,157  1,906,709,872
EQ/Montag & Caldwell Growth....................     30,351,379     37,778,636
EQ/Morgan Stanley Mid Cap Growth...............     91,269,365    126,402,038
EQ/Mutual Large Cap Equity.....................      9,844,797     33,651,523
EQ/Oppenheimer Global..........................     53,031,559     52,720,721
EQ/PIMCO Ultra Short Bond......................    180,041,409    310,614,232
EQ/Quality Bond PLUS...........................     58,705,994     83,650,984
EQ/Small Company Index.........................     75,175,204     80,122,984

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

4. Purchases and Sales of Investments (Continued)

                                                           PURCHASES      SALES
                                                          ------------ ------------
EQ/T. Rowe Price Growth Stock............................ $120,234,723 $ 88,510,162
EQ/Templeton Global Equity...............................   29,631,150   32,572,164
EQ/UBS Growth & Income...................................   23,241,714   23,026,852
EQ/Van Kampen Comstock...................................   32,564,453   46,383,793
EQ/Wells Fargo Omega Growth..............................  180,490,318  121,983,331
Fidelity(R) VIP Asset Manager: Growth Portfolio..........      133,603       89,964
Fidelity(R) VIP Contrafund(R) Portfolio..................    7,222,887    2,994,361
Fidelity(R) VIP Freedom 2015 Portfolio...................      499,456      239,349
Fidelity(R) VIP Freedom 2020 Portfolio...................      200,083       19,554
Fidelity(R) VIP Freedom 2025 Portfolio...................      257,328       38,630
Fidelity(R) VIP Freedom 2030 Portfolio...................      815,377      685,652
Fidelity(R) VIP Mid Cap Portfolio........................    4,037,118    1,845,151
Fidelity(R) VIP Strategic Income Portfolio...............    8,761,192    2,214,994
Franklin Income Securities Fund..........................    4,348,527    1,431,260
Franklin Strategic Income Securities Fund................    6,962,508    2,327,257
Franklin Templeton VIP Founding Funds Allocation Fund....      445,972      236,158
Goldman Sachs VIT Mid Cap Value Fund.....................    2,258,506    1,616,934
Guggenheim VT Global Managed Futures Strategy Fund.......      436,371       94,049
Guggenheim VT Multi-Hedge Strategies Fund................      648,689       66,502
Invesco V.I. Diversified Dividend Fund...................    1,341,446      537,290
Invesco V.I. Global Real Estate Fund.....................    6,423,136    2,420,572
Invesco V.I. High Yield Fund.............................    3,491,310    1,333,506
Invesco V.I. International Growth Fund...................    3,253,928    1,685,540
Invesco V.I. Mid Cap Core Equity Fund....................    1,139,554      657,219
Invesco V.I. Small Cap Equity Fund.......................    1,240,807      823,112
Invesco Van Kampen V.I. American Franchise Fund..........    1,014,946      645,045
Ivy Funds VIP Asset Strategy.............................    5,287,963    2,243,226
Ivy Funds VIP Dividend Opportunities.....................    3,341,451    2,975,951
Ivy Funds VIP Energy.....................................    3,483,639    2,300,709
Ivy Funds VIP Global Natural Resources...................    2,800,665    1,748,054
Ivy Funds VIP High Income................................   15,289,846    7,067,391
Ivy Funds VIP Mid Cap Growth.............................    5,733,765    2,080,250
Ivy Funds VIP Science and Technology.....................    3,919,816    1,579,814
Ivy Funds VIP Small Cap Growth...........................    1,682,189    1,653,507
Lazard Retirement Emerging Markets Equity Portfolio......   13,137,003    4,776,967
Lord Abbett Series Fund - Bond Debenture Portfolio.......    1,767,344      289,376
Lord Abbett Series Fund - Classic Stock Portfolio........      741,555      396,205
Lord Abbett Series Fund - Growth Opportunities Portfolio.      797,985      321,554
MFS(R) International Value Portfolio.....................    6,308,447    2,408,916
MFS(R) Investors Growth Stock Series.....................    1,154,368      735,944
MFS(R) Investors Trust Series............................      995,988      499,029
MFS(R) Technology Portfolio..............................    2,375,767    1,709,274
MFS(R) Utilities Series..................................    4,309,647    1,841,829
Multimanager Aggressive Equity...........................   15,869,222   76,672,283
Multimanager Core Bond...................................  475,012,659  241,939,100
Multimanager International Equity........................   23,680,277   57,003,198
Multimanager Large Cap Core Equity.......................   10,676,372   24,034,357
Multimanager Large Cap Value.............................   18,125,518   59,934,065
Multimanager Mid Cap Growth..............................   34,255,140   55,331,846
Multimanager Mid Cap Value...............................   29,778,465   64,816,101
Multimanager Multi-Sector Bond...........................  110,685,727   95,907,842
Multimanager Small Cap Growth............................   36,438,788   55,114,014
Multimanager Small Cap Value.............................   27,679,085   69,055,873
Multimanager Technology..................................   53,643,801   79,516,045

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

4. Purchases and Sales of Investments (Concluded)

                                                                           PURCHASES      SALES
                                                                          ------------ ------------
Mutual Shares Securities Fund............................................ $  1,659,687 $  1,035,551
PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio.    6,130,032    1,509,869
PIMCO Variable Insurance Trust Emerging Markets Bond Portfolio...........    7,017,913    3,652,914
PIMCO Variable Insurance Trust Real Return Portfolio.....................   22,884,037    7,472,789
PIMCO Variable Insurance Trust Total Return Portfolio....................   31,522,438   10,790,296
ProFund VP Bear..........................................................    2,164,825    2,143,088
ProFund VP Biotechnology.................................................    2,163,651    1,138,933
T. Rowe Price Health Sciences Portfolio..................................    5,620,562    2,293,192
Templeton Developing Markets Securities Fund.............................    1,516,513    1,634,744
Templeton Foreign Securities Fund........................................    1,067,494    1,579,803
Templeton Global Bond Securities Fund....................................   18,170,422    5,503,606
Templeton Growth Securities Fund.........................................      662,248      602,277
Van Eck VIP Global Hard Assets Fund......................................    6,968,972    2,492,508

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options invest in are categorized by the share class of the Portfolio. The shares of Class K held by the Variable Investment Options as of December 31, 2012, are attributable to amounts retained in the Variable Investment Option by AXA Equitable. The amounts retained by AXA Equitable are also held in shares of Class A and B. All share classes are subject to fees for investment management and advisory services and other Trust expenses. Class K units of the Variable Investment Options are not subject to distribution fees imposed pursuant to a distribution plan. Other classes of shares of the Portfolios that are attributable to Class A units or equivalent units, and Class B units or equivalent units of the Variable Investment Options are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Trustees and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable. These fees and expenses are reflected in the net asset value of the shares of the Trusts and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable and its affiliates serve as investment managers of Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in their capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.10% to a high of 1.40% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AXA Equitable, AXA Advisors or Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0.25% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AllianceBernstein Dynamic Wealth Strategies, EQ/AllianceBerstein Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

5. Expenses and Related Party Transactions (Concluded)


   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industrial Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.

6. Reorganizations

   In 2012, a full reorganization occurred within AIM Variable Insurance Funds (Invesco Variable Insurance Funds), impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax-free exchange, two Variable Investment Options managed by Invesco. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the Invesco Van Kampen V.I. American Franchise Fund. On April 30, 2012, Invesco V.I. Leisure Fund exchanged all of its assets and liabilities for equivalent interests in Invesco V.I. Capital Growth Fund, which was renamed Invesco V.I. American Franchise Fund on the same date. For accounting purposes, the reorganization which occurred in 2012 was treated as a merger.

   In 2012, a full reorganization occurred within Guggenheim Variable Insurance Funds, impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax-free exchange, two Variable Investment Options managed by Guggenheim. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the Guggenheim VT Multi-Hedge Strategies Fund. On July 13, 2012, Guggenheim VT Alternative Strategies Fund, exchanged all of its assets and liabilities for equivalent interests in Guggenheim VT Multi-Hedge Strategies Fund. On the same date, RYDEXSGI|VT Alternative Futures Fund was renamed Gugggenheim VT Alternative Strategies Fund. For accounting purposes, the reorganization which occurred in 2012 was treated as a merger.

   In 2011, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives.

   In May 2011, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby, certain Portfolios of EQ Advisors Trust and AXA Premier VIP Trust (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for equivalent interests in certain other Portfolios of EQ Advisors Trust and AXA Premier VIP Trust ( the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes reorganizations which occurred in 2011 were treated as mergers.

   In 2011, a fund reorganization occurred within AIM Variable Insurance Funds (Invesco Variable Insurance Funds), impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by Invesco. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the Invesco V.I. Dividend Diversified Fund. On April 29, 2011, Invesco V.I. Financial Services Fund exchanged all of its assets and liabilities for equivalent interests in Invesco V.I. Dividend Diversified Fund. For accounting purposes, the reorganization which occurred in 2011 was treated as a merger.

------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO         SURVIVING PORTFOLIO
------------------------------------------------------------------------------------
 APRIL 30, 2012           INVESCO V.I. LEISURE FUND INVESCO VAN KAMPEN V.I. AMERICAN
                                                    FRANCHISE FUND
------------------------------------------------------------------------------------
Shares -- Series II         47,501                    12,041
Value -- Series II        $   9.26                  $  36.53
Net Assets Before Merger  $439,856
Net Assets After Merger   $     --                  $439,856

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

6. Reorganizations (Concluded)

-----------------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
-----------------------------------------------------------------------------------------------------
 JULY 13, 2012            GUGGENHEIM VT ALTERNATIVE STRATEGIES GUGGENHEIM VT MULTI-HEDGE
                          ALLOCATION FUND                      STRATEGIES FUND
-----------------------------------------------------------------------------------------------------
Shares -- Common Shares         29,947                               24,864
Value -- Common Shares    $      18.54                         $      22.33
Net Assets Before Merger  $    555,220
Net Assets After Merger   $         --                         $    555,220
-----------------------------------------------------------------------------------------------------
 APRIL 29, 2011           INVESCO V.I. FINANCIAL SERVICES FUND INVESCO V.I. DIVERSIFIED DIVIDEND FUND
-----------------------------------------------------------------------------------------------------
Shares -- Series II            175,545                               68,069
Value -- Series II        $       5.89                         $      15.19
Net Assets Before Merger  $  1,033,961                         $         --
Net Assets After Merger   $         --                         $  1,033,961
-----------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/CAPITAL GUARDIAN GROWTH           EQ/LARGE CAP GROWTH PLUS
-----------------------------------------------------------------------------------------------------
Shares -- Class A               70,733                              124,498
Value -- Class A          $      13.86                         $      17.94
Shares -- Class B           24,750,301                           34,472,013
Value -- Class B          $      13.86                         $      17.57
Net Assets Before Merger  $344,019,522                         $263,887,253
Net Assets After Merger   $         --                         $607,906,775
-----------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/LORD ABBETT GROWTH AND INCOME     EQ/LARGE CAP VALUE INDEX
-----------------------------------------------------------------------------------------------------
Shares -- Class A                   --                              252,280
Value -- Class A                    --                         $       5.63
Shares -- Class B           16,157,268                           52,913,950
Value -- Class B          $      10.68                         $       5.61
Net Assets Before Merger  $172,559,624                         $125,707,972
Net Assets After Merger   $         --                         $298,267,596
-----------------------------------------------------------------------------------------------------

7. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the account for the following:

                                                                       ASSET-BASED                 CURRENT   MAXIMUM
                                                        MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATE
                                                        EXPENSE RISKS     CHARGE        CHARGE     CHARGE    CHARGE
                                                        ------------- -------------- ------------ --------- ---------

Accumulator and Rollover IRA issued before May 1, 1997.     0.90%          0.30%           --       1.20%     1.20%

Accumulator issued on or after May 1, 1997.............     1.10%          0.25%           --       1.35%     1.35%

Accumulator issued on or after March 1, 2000...........     1.10%          0.25%         0.20%      1.55%     1.55%

Accumulator issued on or after April 1, 2002...........     0.75%          0.25%         0.20%      1.20%     1.20%

Accumulator issued on or after September 15, 2003......     0.75%          0.30%         0.20%      1.25%     1.25%

Accumulator 06, 07, 8.0, 9.0...........................     0.80%          0.30%         0.20%      1.30%     1.30%

Accumulator Elite, Plus, Select........................     1.10%          0.25%         0.25%      1.60%     1.60%

Accumulator Select II..................................     1.10%          0.35%         0.45%      1.90%     1.90%

Accumulator Select issued on or after April 1, 2002....     1.10%          0.25%         0.35%      1.70%     1.70%

Accumulator Plus issued on or after April 1, 2002......     0.90%          0.25%         0.25%      1.40%     1.40%

Accumulator Plus issued on or after September 15, 2003.     0.90%          0.35%         0.25%      1.50%     1.50%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

7. Contractowner Charges (Continued)

                                                                        ASSET-BASED                 CURRENT   MAXIMUM
                                                         MORTALITY AND ADMINISTRATION DISTRIBUTION AGGREGATE AGGREGATE
                                                         EXPENSE RISKS     CHARGE        CHARGE     CHARGE    CHARGE
                                                         ------------- -------------- ------------ --------- ---------

Accumulator Plus 06, 07, 8.0, 9.0.......................     0.95%          0.35%         0.25%      1.55%     1.55%

Accumulator Elite issued on or after September 15, 2003.     1.10%          0.30%         0.25%      1.65%     1.65%

Accumulator Elite II....................................     1.10%          0.25%         0.45%      1.80%     1.80%

Accumulator Elite 06, 07, 8.0, 9.0......................     1.10%          0.30%         0.25%      1.65%     1.65%

Accumulator 11.0 -- Series B............................     0.80%          0.30%         0.20%      1.30%     1.30%

Accumulator 11.0 -- Series CP...........................     0.95%          0.35%         0.25%      1.55%     1.55%

Accumulator 11.0 -- Series L............................     1.10%          0.30%         0.25%      1.65%     1.65%

Accumulator 11.0 -- Series C............................     1.10%          0.25%         0.35%      1.70%     1.70%

Stylus..................................................     0.80%          0.30%         0.05%      1.15%     1.15%

Retirement Income for Life..............................     0.75%          0.30%         0.20%      1.25%     1.25%

Retirement Income for Life (NY).........................     0.80%          0.30%         0.20%      1.30%     1.30%

Accumulator Advisor/(1)/................................     0.50%            --            --       0.50%     0.50%

Accumulator Express.....................................     0.70%          0.25%           --       0.95%     0.95%

Retirement Cornerstone Series CP........................     0.95%          0.35%         0.25%      1.55%     1.55%

Retirement Cornerstone Series B.........................     0.80%          0.30%         0.20%      1.30%     1.30%

Retirement Cornerstone Series L.........................     1.10%          0.30%         0.25%      1.65%     1.65%

Retirement Cornerstone Series C.........................     1.10%          0.25%         0.35%      1.70%     1.70%

Retirement Cornerstone 11 -- Series B...................     0.80%          0.30%         0.20%      1.30%     1.30%

Retirement Cornerstone 11 -- Series CP..................     0.95%          0.35%         0.25%      1.55%     1.55%

Retirement Cornerstone 11 -- Series C...................     1.10%          0.25%         0.35%      1.70%     1.70%

Retirement Cornerstone 11 -- Series L...................     1.10%          0.30%         0.25%      1.65%     1.65%

Retirement Cornerstone 11 -- Series ADV.................     0.35%          0.20%         0.10%      0.65%     0.65%

Structured Capital Strategies Series B/(2)/.............     1.25%            --            --       1.25%     1.25%

Structured Capital Strategies Series ADV/(2)/...........     0.65%            --            --       0.65%     0.65%

Structure Capital Strategies Series C/(2)/..............     1.65%            --            --       1.65%     1.65%

   ----------
  (1)The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.
  (2)Under Structured Capital Strategies Prospectus, Mortality and Expense Risks is referred to as a contract fee.

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.

   The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                            WHEN CHARGE
              CHARGES                       IS DEDUCTED                     AMOUNT DEDUCTED                  HOW DEDUCTED
              -------                       -----------                     ---------------                   ------------

Charges for state premium and other  At time of transaction     Varies by state                          Applied to an annuity
applicable taxes                                                                                         payout option

Annual Administrative charge         Annually on each contract  Depending on account value, in Years 1   Unit liquidation from
                                     date anniversary.          to 2 lesser of $30 or 2% of account      account value
                                                                value, thereafter $30

Variable Immediate Annuity payout    At time of transaction     $350 annuity administrative fee          Unit liquidation from
option administrative fee                                                                                account value

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

7. Contractowner Charges (Continued)

                                               WHEN CHARGE
               CHARGES                         IS DEDUCTED                     AMOUNT DEDUCTED
                -------                        -----------                     ---------------

Withdrawal charge                       At time of transaction     LOW - 0% in contract year 10 and
                                                                   thereafter.

                                                                   HIGH - 8% in contract years 1 and 2.
                                                                   The charge is 7% in contract years 3
                                                                   and 4, and declines 1% each contract
                                                                   year until it reaches 0% in contract
                                                                   year 10.

                                                                   *  Note - Depending on the contract
                                                                      and/or certain elections made under
                                                                      the contract, the withdrawal charge
                                                                      may or may not apply.

BaseBuilder benefit charge              Annually on each contract  0.30%
                                        date anniversary.

Protection Plus                         Annually on each contract  LOW - 0.20%
                                        date anniversary.          HIGH - 0.35%.

Guaranteed minimum death benefit
options:

Annual ratchet to age 85                Annually on each contract  LOW - 0.20% of the Annual ratchet to
                                        date anniversary.          age 85 benefit base
                                                                   HIGH - 0.35% of the Annual ratchet to
                                                                   age 85 benefit base

Greater of 4% roll up to age 85 or      Annually on each contract  1.00% of the greater of 4% roll-up to
Annual ratchet to age 85                date anniversary           age 85 or Annual ratchet to age 85
                                                                   benefit base (max to 1.15%)

Greater of 5% rollup to age 85 or       Annually on each contract  LOW - 0.50% of the greater of 5%
annual ratchet to age 85                date anniversary.          roll-up to age 85 or annual ratchet to
                                                                   age 85 benefit base
                                                                   HIGH - 1.00 % of 5% roll-up to age 85
                                                                   or Annual ratchet to age 85 benefit base

6% rollup to age 80 or 70                                          0.20% of 6% roll-up to age 80 (or 70)
                                                                   benefit base

6% rollup to age 85                     Annually on each contract  LOW - 0.35% of the 6% roll-up to age 85
                                        date anniversary.          benefit base
                                                                   HIGH - 0.45% of the 6% roll-up to age
                                                                   85 benefit base

Greater of 6.5%, 6% or 3% rollup to     Annually on each contract  LOW - 0.45% of the 6% roll-up to age 85
age 85 or annual ratchet to age 85      date anniversary.          benefit base or the Annual ratchet to
                                                                   age 85 benefit base,
                                                                   as applicable
                                                                   HIGH - 0.80% of the 6.5%, 6% or 3%
                                                                   roll-up to age 85 benefit base or the
                                                                   Annual ratchet to age 85 benefit base,
                                                                   as applicable

Greater of 5% rollup to owner's age 80                             LOW - 0.80% (max 0.95%) of the 5%
or Annual ratchet to owner's age 80                                roll-up to age 80 benefit base or the
                                                                   annual ratchet benefit base, as
                                                                   applicable
                                                                   HIGH - 1.10% (max 1.25%) of the 5%
                                                                   roll-up to age 80 benefit base or the
                                                                   annual ratchet benefit base, as
                                                                   applicable

Greater of compounded annual roll-up                               LOW - 0.80% (max 0.95%) of the roll-up
to age 85 or annual ratchet to age 85                              to age 85 benefit base or annual
                                                                   ratchet to age 85 benefit base, as
                                                                   applicable
                                                                   HIGH - 0.90% (max 1.05%) of the roll-up
                                                                   to age 85 benefit base or annual
                                                                   ratchet to age 85 benefit base, as
                                                                   applicable

            AMOUNT DEDUCTED                  HOW DEDUCTED
            ---------------                   ------------

LOW - 0% in contract year 10 and         Unit liquidation from
thereafter.                              account value

HIGH - 8% in contract years 1 and 2.
The charge is 7% in contract years 3
and 4, and declines 1% each contract
year until it reaches 0% in contract
year 10.

*  Note - Depending on the contract
   and/or certain elections made under
   the contract, the withdrawal charge
   may or may not apply.

0.30%                                    Unit liquidation from
               account value

LOW - 0.20%                              Unit liquidation from
HIGH - 0.35%.                            account value




LOW - 0.20% of the Annual ratchet to     Unit liquidation from
age 85 benefit base                      account value
HIGH - 0.35% of the Annual ratchet to
age 85 benefit base

1.00% of the greater of 4% roll-up to
age 85 or Annual ratchet to age 85
benefit base (max to 1.15%)

LOW - 0.50% of the greater of 5%         Unit liquidation from
roll-up to age 85 or annual ratchet to   account value
age 85 benefit base
HIGH - 1.00 % of 5% roll-up to age 85
or Annual ratchet to age 85 benefit base

0.20% of 6% roll-up to age 80 (or 70)
benefit base

LOW - 0.35% of the 6% roll-up to age 85  Unit liquidation from
benefit base                             account value
HIGH - 0.45% of the 6% roll-up to age
85 benefit base

LOW - 0.45% of the 6% roll-up to age 85  Unit liquidation from
benefit base or the Annual ratchet to    account value
age 85 benefit base,
as applicable
HIGH - 0.80% of the 6.5%, 6% or 3%
roll-up to age 85 benefit base or the
Annual ratchet to age 85 benefit base,
as applicable

LOW - 0.80% (max 0.95%) of the 5%
roll-up to age 80 benefit base or the
annual ratchet benefit base, as
applicable
HIGH - 1.10% (max 1.25%) of the 5%
roll-up to age 80 benefit base or the
annual ratchet benefit base, as
applicable

LOW - 0.80% (max 0.95%) of the roll-up
to age 85 benefit base or annual
ratchet to age 85 benefit base, as
applicable
HIGH - 0.90% (max 1.05%) of the roll-up
to age 85 benefit base or annual
ratchet to age 85 benefit base, as
applicable

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

7. Contractowner Charges (Concluded)

                                                  WHEN CHARGE
                CHARGES                           IS DEDUCTED                      AMOUNT DEDUCTED
                 -------                          -----------                      ---------------

Greater of death benefit                  Annually on each contract    Current charge 0.95%. Maximum charge
                                          date anniversary             can be increased to 1.10% if the
                                                                       roll-up benefit base to age 85 resets.

Greater of GMDB I                         Annually on each contract    GMDB I election : 1.10% (max 1.25%)
Greater of GMDB II                        date anniversary             GMDB II election: 1.25% (max 1.40%)

Greater of GMIB I                         Annually on each contract    GMIB I election: 1.15% (max 1.30%)
Greater of GMIB II                        date anniversary             GMIB II election: 1.15% (max 1.45%)

Guaranteed Withdrawal Benefit for Life    Annually on each contract    0.30%
Enhanced Death Benefit                    date anniversary

Earnings Enhancement Benefit              Annually on each contract    0.35%
(additional death benefit)                date anniversary

Guaranteed Minimum Income Benefit         Annually on each contract    LOW - 0.45%
                                          date anniversary.            HIGH - 1.15% (max 1.45%)

Guaranteed Principal Benefit              Annually on first 10         LOW - 100% Guaranteed Principal Benefit
                                          contract date anniversaries  - 0.50%
                                                                       HIGH - 125% Guaranteed Principal
                                                                       Benefit - 0.75%

Guaranteed Withdrawal Benefit             Annually on each contract    LOW - 5% Withdrawal Option is 0.35%
                                          date anniversary             HIGH - 7% Withdrawal Option is 0.50%

Net Loan Interest charge for Rollover     Netted against loan          2.00%
                                          repayment

Retirement Income for Life Benefit        Annually on contract date    LOW - 0.60% for Single life
charge                                    anniversary                      0.75% for Joint life
                                                                       HIGH - 0.75% for Single life
                                                                           0.90% for Joint life

Guaranteed Withdrawal Benefit for Life    Annually on each contract    LOW - 0.60% for Single life;
(GWBL)                                    date anniversary                 0.75% for Joint life
                                                                       HIGH - 0.75% for Single life;
                                                                           0.90% for Joint life

Death benefit under converted GWBL        Annually on each contract    The GMDB charge in effect prior to
                                          anniversary date             conversion will be deducted. Note -
                                                                       Charge will vary depending on
                                                                       combination GMDB elections.

Converted Guaranteed withdrawal           Upon initial conversion and  Single and Joint life - charge is equal
benefit for life charge                   annually on each contract    to the percentage of Guaranteed minimum
                                          date anniversary thereafter  income benefit base charge deducted as the Guaranteed minimum income benefit
                                                                       charge on the conversion effective
                                                                       date. Annual ratchets may increase the
                                                                       charge to a percentage equal to the
                                                                       maximum charge for the Guaranteed
                                                                       minimum income benefit.

Charge for each additional transfer in    At time of transaction       Maximum Charge $35 Current Charge $0
excess of 12 transfers per contract year

Special service charges

Express mail charge                       At time of transaction       Current and Maximum Charge: $35


Wire transfer charge                      At time of transaction       Current and Maximum Charge: $90


Duplicate contract charge                 At time of transaction       Current and Maximum Charge: $35


Check preparation charge                  At time of transaction       Maximum Charge: $85. Current charge: $0.


Charge for third party transfer or        At time of transaction       Maximum Charge: $125. Current charge:
exchange                                                               $65.

            AMOUNT DEDUCTED                  HOW DEDUCTED
            ---------------                   ------------

Current charge 0.95%. Maximum charge     Unit liquidation from
can be increased to 1.10% if the         account value
roll-up benefit base to age 85 resets.

GMDB I election : 1.10% (max 1.25%)      Unit liquidation from
GMDB II election: 1.25% (max 1.40%)      account value

GMIB I election: 1.15% (max 1.30%)       Unit liquidation from
GMIB II election: 1.15% (max 1.45%)      account value

0.30%                                    Unit liquidation from
 account value

0.35%                                    Unit liquidation from
 account value

LOW - 0.45%                              Unit liquidation from
HIGH - 1.15% (max 1.45%)                 account value

LOW - 100% Guaranteed Principal Benefit  Unit liquidation from
- 0.50%                                  account value
HIGH - 125% Guaranteed Principal
Benefit - 0.75%

LOW - 5% Withdrawal Option is 0.35%      Unit liquidation from
HIGH - 7% Withdrawal Option is 0.50%     account value

2.00%                                    Unit liquidation from
             account value

LOW - 0.60% for Single life              Unit liquidation from
    0.75% for Joint life                 account value
HIGH - 0.75% for Single life
    0.90% for Joint life

LOW - 0.60% for Single life;             Unit liquidation from
    0.75% for Joint life                 account value
HIGH - 0.75% for Single life;
    0.90% for Joint life

The GMDB charge in effect prior to       Unit liquidation from
conversion will be deducted. Note -      account value
Charge will vary depending on
combination GMDB elections.

Single and Joint life - charge is equal Unit liquidation of to the percentage of Guaranteed minimum account value income benefit base charge deducted as the Guaranteed minimum income benefit charge on the conversion effective date. Annual ratchets may increase the charge to a percentage equal to the maximum charge for the Guaranteed minimum income benefit.

Maximum Charge $35 Current Charge $0     Unit liquidation from
 account value



Current and Maximum Charge: $35          Unit liquidation from
                                         account value

Current and Maximum Charge: $90          Unit liquidation from
                                         account value

Current and Maximum Charge: $35          Unit liquidation from
                                         account value

Maximum Charge: $85. Current charge: $0. Unit liquidation from account value

Maximum Charge: $125. Current charge:    Unit liquidation from
$65.                                     account value

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012


8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                         YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                  UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                  ---------- ----------------- ----------------- -------------- ---------
ALL ASSET GROWTH-ALT 20
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)      $12.22           --                 --              --        10.49%
      Highest contract charge 1.70% Class A (l)     $12.07           --                 --              --        10.13%
      All contract charges                              --          429             $5,229            1.59%
2011  Lowest contract charge 1.30% Class A (l)      $11.06           --                 --              --        (4.49)%
      Highest contract charge 1.70% Class A (l)     $10.96           --                 --              --        (4.94)%
      All contract charges                              --          365             $4,020            2.31%
2010  Lowest contract charge 1.30% Class A (l)      $11.58           --                 --              --        13.75%
      Highest contract charge 1.70% Class A (l)     $11.53           --                 --              --        13.37%
      All contract charges                              --          150             $1,728            3.84%
2009  Lowest contract charge 1.30% Class A (l)      $10.18           --                 --              --         0.20%
      Highest contract charge 1.70% Class A (l)     $10.17           --                 --              --         0.10%
      All contract charges                              --           --                 --            0.75%
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class B (m)      $11.78           --                 --              --        11.87%
      Highest contract charge 1.70% Class B (m)     $11.63           --                 --              --        11.40%
      All contract charges                              --          263             $3,080            2.04%
2011  Lowest contract charge 1.30% Class B (m)      $10.53           --                 --              --        (4.27)%
      Highest contract charge 1.70% Class B (m)     $10.44           --                 --              --        (4.66)%
      All contract charges                              --          209             $2,189            2.01%
2010  Lowest contract charge 1.30% Class B (m)      $11.00           --                 --              --         8.80%
      Highest contract charge 1.70% Class B (m)     $10.95           --                 --              --         8.42%
      All contract charges                              --          184             $2,018            1.04%
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class B (q)      $ 9.34           --                 --              --        14.46%
      Highest contract charge 1.70% Class B (m)     $10.47           --                 --              --        13.31%
      All contract charges                              --          456             $4,810            1.50%
2011  Lowest contract charge 0.65% Class B (q)      $ 8.16           --                 --              --       (17.16)%
      Highest contract charge 1.70% Class B (m)     $ 9.24           --                 --              --       (17.50)%
      All contract charges                              --          393             $3,650            2.67%
2010  Lowest contract charge 1.30% Class B (m)      $11.25           --                 --              --        11.17%
      Highest contract charge 1.70% Class B (m)     $11.20           --                 --              --        10.67%
      All contract charges                              --          144             $1,621            0.54%
AMERICAN CENTURY VP LARGE COMPANY VALUE FUND
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class II (m)     $12.64           --                 --              --        14.91%
      Highest contract charge 1.70% Class II (m)    $12.48           --                 --              --        14.39%
      All contract charges                              --          127             $1,609            1.72%
2011  Lowest contract charge 1.30% Class II (m)     $11.00           --                 --              --        (0.45)%
      Highest contract charge 1.70% Class II (m)    $10.91           --                 --              --        (0.82)%
      All contract charges                              --          108             $1,180            1.66%
2010  Lowest contract charge 1.30% Class II (m)     $11.05           --                 --              --         9.30%
      Highest contract charge 1.70% Class II (m)    $11.00           --                 --              --         8.91%
      All contract charges                              --           35             $  385            1.67%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------------
                                                             UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                  UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                  ---------- ----------------- ----------------- -------------- ---------
AMERICAN CENTURY VP MID CAP VALUE FUND
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class II (q)     $12.07             --                 --            --        15.50%
      Highest contract charge 1.70% Class II (l)    $13.68             --                 --            --        14.29%
      All contract charges                              --            701         $    9,649          1.93%
2011  Lowest contract charge 0.65% Class II (q)     $10.45             --                 --            --        (3.24)%
      Highest contract charge 1.70% Class II (l)    $11.97             --                 --            --        (2.52)%
      All contract charges                              --            550         $    6,610          1.36%
2010  Lowest contract charge 1.30% Class II (l)     $12.34             --                 --            --        17.41%
      Highest contract charge 1.70% Class II (l)    $12.28             --                 --            --        16.95%
      All contract charges                              --            216         $    2,654          3.23%
2009  Lowest contract charge 1.30% Class II (l)     $10.51             --                 --            --         1.55%
      Highest contract charge 1.70% Class II (l)    $10.50             --                 --            --         1.45%
      All contract charges                              --             --         $        1          1.80%
AXA AGGRESSIVE ALLOCATION
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)      $11.81             --                 --            --        12.69%
      Highest contract charge 1.70% Class A (l)     $11.66             --                 --            --        12.22%
      All contract charges                              --          1,253         $   14,748          0.83%
2011  Lowest contract charge 1.30% Class A (l)      $10.48             --                 --            --        (8.47)%
      Highest contract charge 1.70% Class A (l)     $10.39             --                 --            --        (8.86)%
      All contract charges                              --          1,194         $   12,486          1.24%
2010  Lowest contract charge 1.30% Class A (l)      $11.45             --                 --            --        11.93%
      Highest contract charge 1.70% Class A (l)     $11.40             --                 --            --        11.44%
      All contract charges                              --            686         $    7,851          1.55%
2009  Lowest contract charge 1.30% Class A (l)      $10.23             --                 --            --         0.29%
      Highest contract charge 1.70% Class A (l)     $10.23             --                 --            --         0.39%
      All contract charges                              --              3         $       29            --
AXA AGGRESSIVE ALLOCATION
      Unit Value 1.15% to 1.90%*
2012  Lowest contract charge 1.15% Class B          $12.12             --                 --            --        12.85%
      Highest contract charge 1.90% Class B         $11.33             --                 --            --        12.07%
      All contract charges                              --        208,959         $2,632,730          0.83%
2011  Lowest contract charge 1.15% Class B          $10.74             --                 --            --        (8.60)%
      Highest contract charge 1.90% Class B         $10.11             --                 --            --        (9.33)%
      All contract charges                              --        231,299         $2,591,021          1.24%
2010  Lowest contract charge 0.50% Class B          $12.29             --                 --            --        12.55%
      Highest contract charge 1.90% Class B         $11.15             --                 --            --        10.95%
      All contract charges                              --        250,059         $3,071,781          1.55%
2009  Lowest contract charge 0.50% Class B          $10.92             --                 --            --        26.71%
      Highest contract charge 1.90% Class B         $10.05             --                 --            --        24.82%
      All contract charges                              --        264,282         $2,913,632          1.00%
2008  Lowest contract charge 0.50% Class B          $ 8.62             --                 --            --       (39.51)%
      Highest contract charge 1.90% Class B         $ 8.05             --                 --            --       (40.33)%
      All contract charges                              --        249,764         $2,198,545          1.66%
AXA BALANCED STRATEGY
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class B (k)      $11.31             --                 --            --         7.10%
      Highest contract charge 1.70% Class B (k)     $11.17             --                 --            --         6.69%
      All contract charges                              --        102,120         $1,228,875          0.83%
2011  Lowest contract charge 1.30% Class B (k)      $10.56             --                 --            --        (3.65)%
      Highest contract charge 1.70% Class B (k)     $10.47             --                 --            --        (4.03)%
      All contract charges                              --         77,122         $  864,298          1.41%
2010  Lowest contract charge 1.30% Class B (k)      $10.96             --                 --            --         8.62%
      Highest contract charge 1.70% Class B (k)     $10.91             --                 --            --         8.13%
      All contract charges                              --         43,235         $  508,706          2.00%
2009  Lowest contract charge 1.30% Class B (k)      $10.09             --                 --            --        (0.30)%
      Highest contract charge 1.70% Class B (k)     $10.09             --                 --            --        (0.20)%
      All contract charges                              --          8,275         $   93,171          2.87%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
AXA CONSERVATIVE ALLOCATION
      Unit Value 1.15% to 1.90%*
2012  Lowest contract charge 1.15% Class B         $12.11             --                 --            --         3.42%
      Highest contract charge 1.90% Class B        $11.32             --                 --            --         2.63%
      All contract charges                             --        166,195         $2,017,786          0.84%
2011  Lowest contract charge 1.15% Class B         $11.71             --                 --            --         0.69%
      Highest contract charge 1.90% Class B        $11.03             --                 --            --         0.00%
      All contract charges                             --        170,929         $2,014,227          1.74%
2010  Lowest contract charge 1.15% Class B         $12.16             --                 --            --         6.67%
      Highest contract charge 1.90% Class B        $11.03             --                 --            --         5.25%
      All contract charges                             --        167,849         $1,970,907          2.11%
2009  Lowest contract charge 0.50% Class B         $11.40             --                 --            --         9.27%
      Highest contract charge 1.90% Class B        $10.48             --                 --            --         7.76%
      All contract charges                             --        170,307         $1,893,018          2.38%
2008  Lowest contract charge 0.50% Class B         $10.43             --                 --            --       (11.46)%
      Highest contract charge 1.90% Class B        $ 9.73             --                 --            --       (12.74)%
      All contract charges                             --        130,528         $1,340,728          6.68%
AXA CONSERVATIVE GROWTH STRATEGY
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class B (k)     $10.41             --                 --            --         6.55%
      Highest contract charge 1.70% Class B (k)    $11.02             --                 --            --         5.45%
      All contract charges                             --         52,553         $  617,051          0.85%
2011  Lowest contract charge 1.30% Class B (k)     $10.55             --                 --            --        (2.68)%
      Highest contract charge 1.70% Class B (k)    $10.45             --                 --            --        (3.15)%
      All contract charges                             --         41,147         $  456,027          1.49%
2010  Lowest contract charge 1.30% Class B (k)     $10.84             --                 --            --         7.75%
      Highest contract charge 1.70% Class B (k)    $10.79             --                 --            --         7.36%
      All contract charges                             --         24,643         $  283,665          1.91%
2009  Lowest contract charge 1.30% Class B (k)     $10.06             --                 --            --        (0.40)%
      Highest contract charge 1.70% Class B (k)    $10.05             --                 --            --        (0.40)%
      All contract charges                             --          4,833         $   53,791          3.54%
AXA CONSERVATIVE STRATEGY
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class B (q)     $10.24             --                 --            --         3.75%
      Highest contract charge 1.70% Class B (k)    $10.70             --                 --            --         2.69%
      All contract charges                             --         38,516         $  430,809          0.91%
2011  Lowest contract charge 0.65% Class B (q)     $ 9.87             --                 --            --        (0.50)%
      Highest contract charge 1.70% Class B (k)    $10.42             --                 --            --        (0.95)%
      All contract charges                             --         28,161         $  305,265          1.76%
2010  Lowest contract charge 1.30% Class B (k)     $10.57             --                 --            --         5.91%
      Highest contract charge 1.70% Class B (k)    $10.52             --                 --            --         5.41%
      All contract charges                             --         15,143         $  166,345          2.01%
2009  Lowest contract charge 1.30% Class B (k)     $ 9.98             --                 --            --        (0.70)%
      Highest contract charge 1.70% Class B (k)    $ 9.98             --                 --            --        (0.70)%
      All contract charges                             --          3,109         $   33,065          4.46%
AXA CONSERVATIVE-PLUS ALLOCATION
      Unit Value 1.15% to 1.90%*
2012  Lowest contract charge 1.15% Class B         $12.06             --                 --            --         6.16%
      Highest contract charge 1.90% Class B        $11.27             --                 --            --         5.33%
      All contract charges                             --        135,588         $1,663,753          0.80%
2011  Lowest contract charge 1.15% Class B         $11.36             --                 --            --        (1.82)%
      Highest contract charge 1.90% Class B        $10.70             --                 --            --        (2.55)%
      All contract charges                             --        141,974         $1,647,589          1.50%
2010  Lowest contract charge 0.50% Class B         $12.11             --                 --            --         8.51%
      Highest contract charge 1.90% Class B        $10.98             --                 --            --         7.02%
      All contract charges                             --        149,637         $1,775,692          1.99%
2009  Lowest contract charge 0.50% Class B         $11.16             --                 --            --        13.83%
      Highest contract charge 1.90% Class B        $10.26             --                 --            --        12.28%
      All contract charges                             --        152,280         $1,682,551          1.98%
2008  Lowest contract charge 0.50% Class B         $ 9.80             --                 --            --       (19.80)%
      Highest contract charge 1.90% Class B        $ 9.14             --                 --            --       (21.00)%
      All contract charges                             --        126,714         $1,241,651          3.99%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
AXA GROWTH STRATEGY
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class B (k)     $10.64             --                 --            --        10.49%
      Highest contract charge 1.70% Class B (k)    $11.45             --                 --            --         9.26%
      All contract charges                             --         77,432         $1,024,880          0.82%
2011  Lowest contract charge 1.30% Class B (k)     $10.57             --                 --            --        (5.62)%
      Highest contract charge 1.70% Class B (k)    $10.48             --                 --            --        (6.01)%
      All contract charges                             --         60,162         $  726,066          1.28%
2010  Lowest contract charge 1.30% Class B (k)     $11.20             --                 --            --        10.24%
      Highest contract charge 1.70% Class B (k)    $11.15             --                 --            --         9.74%
      All contract charges                             --         44,484         $  517,788          1.51%
2009  Lowest contract charge 1.30% Class B (k)     $10.16             --                 --            --         0.00%
      Highest contract charge 1.70% Class B (k)    $10.16             --                 --            --         0.00%
      All contract charges                             --         16,690         $  196,220          1.94%
AXA MODERATE ALLOCATION
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $11.39             --                 --            --         7.45%
      Highest contract charge 1.70% Class A (l)    $11.24             --                 --            --         6.95%
      All contract charges                             --          3,113         $   35,339          0.76%
2011  Lowest contract charge 1.30% Class A (l)     $10.60             --                 --            --        (3.46)%
      Highest contract charge 1.70% Class A (l)    $10.51             --                 --            --        (3.84)%
      All contract charges                             --          2,717         $   28,735          1.47%
2010  Lowest contract charge 1.30% Class A (l)     $10.98             --                 --            --         8.71%
      Highest contract charge 1.70% Class A (l)    $10.93             --                 --            --         8.33%
      All contract charges                             --          1,305         $   14,308          2.12%
2009  Lowest contract charge 1.30% Class A (l)     $10.10             --                 --            --         0.20%
      Highest contract charge 1.70% Class A (l)    $10.09             --                 --            --         0.20%
      All contract charges                             --              2         $       24          1.45%
AXA MODERATE ALLOCATION
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $56.09             --                 --            --         7.76%
      Highest contract charge 1.90% Class B        $43.26             --                 --            --         6.71%
      All contract charges                             --        427,347         $6,699,656          0.76%
2011  Lowest contract charge 0.95% Class B         $52.05             --                 --            --        (3.31)%
      Highest contract charge 1.90% Class B        $40.54             --                 --            --        (4.23)%
      All contract charges                             --        460,615         $6,742,287          1.47%
2010  Lowest contract charge 0.50% Class B         $60.28             --                 --            --         9.36%
      Highest contract charge 1.90% Class B        $42.33             --                 --            --         7.82%
      All contract charges                             --        494,825         $7,532,763          2.12%
2009  Lowest contract charge 0.50% Class B         $55.12             --                 --            --        16.43%
      Highest contract charge 1.90% Class B        $39.26             --                 --            --        14.80%
      All contract charges                             --        509,246         $7,164,791          1.45%
2008  Lowest contract charge 0.50% Class B         $47.34             --                 --            --       (24.86)%
      Highest contract charge 1.90% Class B        $34.20             --                 --            --       (25.91)%
      All contract charges                             --        438,140         $5,361,993          4.05%
AXA MODERATE GROWTH STRATEGY
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class B (q)     $10.57             --                 --            --         9.08%
      Highest contract charge 1.70% Class B (k)    $11.32             --                 --            --         8.02%
      All contract charges                             --        245,253         $2,970,451          0.75%
2011  Lowest contract charge 0.65% Class B (q)     $ 9.69             --                 --            --        (5.65)%
      Highest contract charge 1.70% Class B (k)    $10.48             --                 --            --        (4.99)%
      All contract charges                             --        201,465         $2,244,950          1.33%
2010  Lowest contract charge 1.30% Class B (k)     $11.08             --                 --            --         9.38%
      Highest contract charge 1.70% Class B (k)    $11.03             --                 --            --         8.99%
      All contract charges                             --        106,632         $1,269,198          1.99%
2009  Lowest contract charge 1.30% Class B (k)     $10.13             --                 --            --        (0.10)%
      Highest contract charge 1.70% Class B (k)    $10.12             --                 --            --        (0.20)%
      All contract charges                             --         18,371         $  214,806          2.33%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
AXA MODERATE-PLUS ALLOCATION
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $11.61             --                  --           --        10.05%
      Highest contract charge 1.70% Class A (l)    $11.47             --                  --           --         9.66%
      All contract charges                             --          2,788         $    32,283         0.77%
2011  Lowest contract charge 1.30% Class A (l)     $10.55             --                  --           --        (5.97)%
      Highest contract charge 1.70% Class A (l)    $10.46             --                  --           --        (6.36)%
      All contract charges                             --          2,878         $    30,294         1.37%
2010  Lowest contract charge 1.30% Class A (l)     $11.22             --                  --           --        10.32%
      Highest contract charge 1.70% Class A (l)    $11.17             --                  --           --         9.94%
      All contract charges                             --          1,401         $    15,700         1.70%
2009  Lowest contract charge 1.30% Class A (l)     $10.17             --                  --           --         0.10%
      Highest contract charge 1.70% Class A (l)    $10.16             --                  --           --         0.10%
      All contract charges                             --             33         $       334         1.36%
AXA MODERATE-PLUS ALLOCATION
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $12.64             --                  --           --        10.49%
      Highest contract charge 1.90% Class B        $11.60             --                  --           --         9.33%
      All contract charges                             --        729,463         $ 9,511,209         0.77%
2011  Lowest contract charge 0.95% Class B         $11.44             --                  --           --        (5.84)%
      Highest contract charge 1.90% Class B        $10.61             --                  --           --        (6.68)%
      All contract charges                             --        799,917         $ 9,493,247         1.37%
2010  Lowest contract charge 0.50% Class B         $12.54             --                  --           --        10.97%
      Highest contract charge 1.90% Class B        $11.37             --                  --           --         9.43%
      All contract charges                             --        866,067         $10,977,390         1.70%
2009  Lowest contract charge 0.50% Class B         $11.30             --                  --           --        21.35%
      Highest contract charge 1.90% Class B        $10.39             --                  --           --        19.61%
      All contract charges                             --        908,945         $10,483,044         1.36%
2008  Lowest contract charge 0.50% Class B         $ 9.31             --                  --           --       (32.14)%
      Highest contract charge 1.90% Class B        $ 8.69             --                  --           --       (33.05)%
      All contract charges                             --        853,511         $ 8,197,686         2.40%
AXA TACTICAL MANAGER 400
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class B (q)     $11.19             --                  --           --        15.72%
      Highest contract charge 1.70% Class B (l)    $13.04             --                  --           --        14.49%
      All contract charges                             --          4,830         $    63,475         0.23%
2011  Lowest contract charge 0.65% Class B (q)     $ 9.67             --                  --           --       (11.93)%
      Highest contract charge 1.70% Class B (l)    $11.39             --                  --           --        (9.75)%
      All contract charges                             --          3,936         $    45,056         0.05%
2010  Lowest contract charge 1.30% Class B (l)     $12.68             --                  --           --        21.34%
      Highest contract charge 1.70% Class B (l)    $12.62             --                  --           --        20.88%
      All contract charges                             --          1,775         $    22,475           --
2009  Lowest contract charge 1.30% Class B (l)     $10.45             --                  --           --         1.65%
      Highest contract charge 1.70% Class B (l)    $10.44             --                  --           --         1.66%
      All contract charges                             --              7         $        75         0.01%
AXA TACTICAL MANAGER 500
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class B (q)     $11.25             --                  --           --        14.10%
      Highest contract charge 1.70% Class B (l)    $12.05             --                  --           --        12.83%
      All contract charges                             --         12,550         $   152,404         0.63%
2011  Lowest contract charge 0.65% Class B (q)     $ 9.86             --                  --           --        (7.24)%
      Highest contract charge 1.70% Class B (l)    $10.68             --                  --           --        (5.40)%
      All contract charges                             --          9,807         $   105,270         0.61%
2010  Lowest contract charge 1.30% Class B (l)     $11.34             --                  --           --        10.85%
      Highest contract charge 1.70% Class B (l)    $11.29             --                  --           --        10.36%
      All contract charges                             --          4,542         $    51,399         0.65%
2009  Lowest contract charge 1.30% Class B (l)     $10.23             --                  --           --         0.00%
      Highest contract charge 1.70% Class B (l)    $10.23             --                  --           --         0.00%
      All contract charges                             --             25         $       261         0.03%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                   ---------------------------------------------------------------------
                                                              UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                   UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                   ---------- ----------------- ----------------- -------------- ---------
AXA TACTICAL MANAGER 2000
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class B (q)       $10.89            --                 --             --        14.75%
      Highest contract charge 1.70% Class B (l)      $13.00            --                 --             --        13.44%
      All contract charges                               --         5,328           $ 69,826           0.33%
2011  Lowest contract charge 0.65% Class B (q)       $ 9.49            --                 --             --       (13.81)%
      Highest contract charge 1.70% Class B (l)      $11.46            --                 --             --       (12.05)%
      All contract charges                               --         4,308           $ 49,629           0.03%
2010  Lowest contract charge 1.30% Class B (l)       $13.09            --                 --             --        21.77%
      Highest contract charge 1.70% Class B (l)      $13.03            --                 --             --        21.32%
      All contract charges                               --         1,905           $ 24,898           0.08%
2009  Lowest contract charge 1.30% Class B (l)       $10.75            --                 --             --         2.76%
      Highest contract charge 1.70% Class B (l)      $10.74            --                 --             --         2.58%
      All contract charges                               --             7           $     78           0.01%
AXA TACTICAL MANAGER INTERNATIONAL
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class B (q)       $ 9.47            --                 --             --        15.77%
      Highest contract charge 1.70% Class B (l)      $ 9.73            --                 --             --        14.61%
      All contract charges                               --        11,384           $111,566           0.65%
2011  Lowest contract charge 0.65% Class B (q)       $ 8.18            --                 --             --       (19.09)%
      Highest contract charge 1.70% Class B (l)      $ 8.49            --                 --             --       (17.41)%
      All contract charges                               --         9,274           $ 79,116           1.87%
2010  Lowest contract charge 1.30% Class B (l)       $10.33            --                 --             --         3.30%
      Highest contract charge 1.70% Class B (l)      $10.28            --                 --             --         2.90%
      All contract charges                               --         4,133           $ 42,628           1.38%
2009  Lowest contract charge 1.30% Class B (l)       $10.00            --                 --             --        (0.20)%
      Highest contract charge 1.70% Class B (l)      $ 9.99            --                 --             --        (0.30)%
      All contract charges                               --             8           $     81           0.05%
AXA ULTRA CONSERVATIVE STRATEGY
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class B (v)       $10.09            --                 --             --         0.40%
      Highest contract charge 1.70% Class B (v)      $10.04            --                 --             --           --
      All contract charges                               --            19           $    193           0.65%
2011  Lowest contract charge 1.30% Class B (v)       $10.05            --                 --             --         0.50%
      Highest contract charge 1.30% Class B (v)      $10.05            --                 --             --         0.50%
      All contract charges                               --            --                 --           0.42%
BLACKROCK GLOBAL ALLOCATION V.I. FUND
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class III (q)     $10.51            --                 --             --         9.25%
      Highest contract charge 1.70% Class III (l)    $11.19            --                 --             --         8.12%
      All contract charges                               --         3,309           $ 37,314           1.52%
2011  Lowest contract charge 0.65% Class III (q)     $ 9.62            --                 --             --        (5.59)%
      Highest contract charge 1.70% Class III (l)    $10.35            --                 --             --        (5.31)%
      All contract charges                               --         2,891           $ 30,083           3.14%
2010  Lowest contract charge 1.30% Class III (l)     $10.98            --                 --             --         8.39%
      Highest contract charge 1.70% Class III (l)    $10.93            --                 --             --         7.90%
      All contract charges                               --         1,831           $ 20,063           2.23%
2009  Lowest contract charge 1.30% Class III (l)     $10.13            --                 --             --        (0.49)%
      Lowest contract charge 1.70% Class III (l)     $10.13            --                 --             --        (0.39)%
      All contract charges                               --            63           $    644           1.59%
BLACKROCK LARGE CAP GROWTH V.I. FUND
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class III (q)     $12.04            --                 --             --        14.02%
      Highest contract charge 1.70% Class III (m)    $13.18            --                 --             --        12.84%
      All contract charges                               --           490           $  6,519           1.21%
2011  Lowest contract charge 0.65% Class III (q)     $10.56            --                 --             --        (2.22)%
      Highest contract charge 1.70% Class III (m)    $11.68            --                 --             --         0.60%
      All contract charges                               --           429           $  5,041           0.95%
2010  Lowest contract charge 1.30% Class III (m)     $11.67            --                 --             --        13.63%
      Highest contract charge 1.70% Class III (m)    $11.61            --                 --             --        13.16%
      All contract charges                               --           158           $  1,845           1.10%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class B (r)     $10.24            --                 --             --         7.00%
      Highest contract charge 1.70% Class B (r)    $10.04            --                 --             --         5.91%
      All contract charges                             --        33,558           $338,311           0.61%
2011  Lowest contract charge 1.30% Class B (r)     $ 9.51            --                 --             --        (4.90)%
      Highest contract charge 1.70% Class B (r)    $ 9.48            --                 --             --        (5.20)%
      All contract charges                             --         5,946           $ 56,477             --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class A (q)     $12.24            --                 --             --        14.82%
      Highest contract charge 1.70% Class A (l)    $15.66            --                 --             --        13.64%
      All contract charges                             --           407           $  6,446           0.22%
2011  Lowest contract charge 0.65% Class A (q)     $10.66            --                 --             --        (4.65)%
      Highest contract charge 1.70% Class A (l)    $13.78            --                 --             --        (2.13)%
      All contract charges                             --           258           $  3,572             --
2010  Lowest contract charge 1.30% Class A (l)     $14.14            --                 --             --        31.78%
      Highest contract charge 1.70% Class A (l)    $14.08            --                 --             --        31.34%
      All contract charges                             --           168           $  2,379             --
2009  Lowest contract charge 1.30% Class A (l)     $10.73            --                 --             --         3.27%
      Highest contract charge 1.70% Class A (l)    $10.72            --                 --             --         3.18%
      All contract charges                             --            --           $      2           0.02%
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $23.92            --                 --             --        14.45%
      Highest contract charge 1.90% Class B        $20.57            --                 --             --        13.40%
      All contract charges                             --        23,849           $463,084           0.22%
2011  Lowest contract charge 0.95% Class B         $20.90            --                 --             --        (1.55)%
      Highest contract charge 1.90% Class B        $18.14            --                 --             --        (2.53)%
      All contract charges                             --        25,346           $432,523             --
2010  Lowest contract charge 0.50% Class B         $22.59            --                 --             --        32.57%
      Highest contract charge 1.90% Class B        $18.61            --                 --             --        30.69%
      All contract charges                             --        26,419           $462,036             --
2009  Lowest contract charge 0.50% Class B         $17.04            --                 --             --        35.03%
      Highest contract charge 1.90% Class B        $14.24            --                 --             --        33.07%
      All contract charges                             --        25,519           $342,139           0.02%
2008  Lowest contract charge 0.50% Class B         $12.62            --                 --             --       (44.94)%
      Highest contract charge 1.90% Class B        $10.70            --                 --             --       (45.71)%
      All contract charges                             --        27,869           $280,414             --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $13.41            --                 --             --        15.31%
      Highest contract charge 1.70% Class A (l)    $13.24            --                 --             --        14.83%
      All contract charges                             --           163           $  2,174           0.70%
2011  Lowest contract charge 1.30% Class A (l)     $11.63            --                 --             --       (10.54)%
      Highest contract charge 1.70% Class A (l)    $11.53            --                 --             --       (10.90)%
      All contract charges                             --           170           $  1,967           0.14%
2010  Lowest contract charge 1.30% Class A (l)     $13.00            --                 --             --        22.99%
      Highest contract charge 1.70% Class A (l)    $12.94            --                 --             --        22.42%
      All contract charges                             --           109           $  1,418           0.19%
2009  Lowest contract charge 1.30% Class A (l)     $10.57            --                 --             --         1.44%
      Highest contract charge 1.70% Class A (l)    $10.57            --                 --             --         1.54%
      All contract charges                             --            --                 --           1.03%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
      Unit Value 1.20% to 1.70%*
2012  Lowest contract charge 1.20% Class B         $10.31            --                 --             --        15.32%
      Highest contract charge 1.70% Class B        $ 9.99            --                 --             --        14.83%
      All contract charges                             --        13,174           $133,342           0.70%
2011  Lowest contract charge 1.20% Class B         $ 8.94            --                 --             --       (10.60)%
      Highest contract charge 1.90% Class B        $ 8.60            --                 --             --       (11.34)%
      All contract charges                             --        14,016           $123,318           0.14%
2010  Lowest contract charge 0.50% Class B         $10.31            --                 --             --        23.62%
      Highest contract charge 1.90% Class B        $ 9.70            --                 --             --        21.86%
      All contract charges                             --        13,485           $133,212           0.19%
2009  Lowest contract charge 0.50% Class B         $ 8.34            --                 --             --        27.51%
      Highest contract charge 1.90% Class B        $ 7.96            --                 --             --        25.69%
      All contract charges                             --        12,629           $101,917           1.03%
2008  Lowest contract charge 0.50% Class B         $ 6.54                                                       (33.67)%
      Highest contract charge 1.90% Class B        $ 6.33                                                       (34.61)%
      All contract charges                             --        11,658           $ 74,460           1.06%
EQ/BLACKROCK BASIC VALUE EQUITY
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class A (q)     $11.40            --                 --             --        12.87%
      Highest contract charge 1.70% Class A (l)    $12.22            --                 --             --        11.70%
      All contract charges                             --         2,719           $ 33,523           1.53%
2011  Lowest contract charge 0.65% Class A (q)     $10.10            --                 --             --        (6.57)%
      Highest contract charge 1.70% Class A (l)    $10.94            --                 --             --        (4.54)%
      All contract charges                             --         2,342           $ 25,770           1.26%
2010  Lowest contract charge 1.30% Class A (l)     $11.51            --                 --             --        11.10%
      Highest contract charge 1.70% Class A (l)    $11.46            --                 --             --        10.62%
      All contract charges                             --         1,070           $ 12,298           1.30%
2009  Lowest contract charge 1.30% Class A (l)     $10.36            --                 --             --         0.68%
      Highest contract charge 1.70% Class A (l)    $10.36            --                 --             --         0.68%
      All contract charges                             --            --           $      3           2.75%
EQ/BLACKROCK BASIC VALUE EQUITY
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $24.55            --                 --             --        12.56%
      Highest contract charge 1.90% Class B        $21.11            --                 --             --        11.46%
      All contract charges                             --        52,872           $864,580           1.53%
2011  Lowest contract charge 0.95% Class B         $21.81            --                 --             --        (4.05)%
      Highest contract charge 1.90% Class B        $18.94            --                 --             --        (4.92)%
      All contract charges                             --        56,317           $826,492           1.26%
2010  Lowest contract charge 0.50% Class B         $24.18            --                 --             --        11.74%
      Highest contract charge 1.90% Class B        $19.92            --                 --             --        10.12%
      All contract charges                             --        54,746           $848,219           1.30%
2009  Lowest contract charge 0.50% Class B         $21.64            --                 --             --        29.60%
      Highest contract charge 1.90% Class B        $18.09            --                 --             --        27.82%
      All contract charges                             --        52,534           $745,364           2.75%
2008  Lowest contract charge 0.50% Class B         $16.70            --                 --             --       (36.86)%
      Highest contract charge 1.90% Class B        $14.15            --                 --             --       (37.77)%
      All contract charges                             --        46,485           $522,247           1.73%
EQ/BOSTON ADVISORS EQUITY INCOME
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $13.31            --                 --             --        16.24%
      Highest contract charge 1.70% Class A (l)    $13.14            --                 --             --        15.77%
      All contract charges                             --           439           $  5,807           2.13%
2011  Lowest contract charge 1.30% Class A (l)     $11.45            --                 --             --        (1.46)%
      Highest contract charge 1.70% Class A (l)    $11.35            --                 --             --        (1.90)%
      All contract charges                             --           221           $  2,525           1.90%
2010  Lowest contract charge 1.30% Class A (l)     $11.62            --                 --             --        14.48%
      Highest contract charge 1.70% Class A (l)    $11.57            --                 --             --        14.10%
      All contract charges                             --            77           $    889           2.49%
2009  Lowest contract charge 1.30% Class A (l)     $10.15            --                 --             --        (0.39)%
      Highest contract charge 1.70% Class A (l)    $10.14            --                 --             --        (0.39)%
      All contract charges                             --            --                 --           2.55%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/BOSTON ADVISORS EQUITY INCOME
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $ 7.03            --                 --             --        16.58%
      Highest contract charge 1.90% Class B        $ 6.13            --                 --             --        15.44%
      All contract charges                             --        53,849           $285,945           2.13%
2011  Lowest contract charge 0.95% Class B         $ 6.03            --                 --             --        (1.31)%
      Highest contract charge 1.90% Class B        $ 5.31            --                 --             --        (2.39)%
      All contract charges                             --        46,896           $212,989           1.90%
2010  Lowest contract charge 0.50% Class B         $ 6.45            --                 --             --        15.18%
      Highest contract charge 1.90% Class B        $ 5.44            --                 --             --        13.57%
      All contract charges                             --        45,605           $214,535           2.49%
2009  Lowest contract charge 0.50% Class B         $ 5.60            --                 --             --        10.97%
      Highest contract charge 1.90% Class B        $ 4.79            --                 --             --         9.34%
      All contract charges                             --        43,320           $182,082           2.55%
2008  Lowest contract charge 0.50% Class B         $ 5.05            --                 --             --       (32.67)%
      Highest contract charge 1.90% Class B        $ 4.38            --                 --             --       (33.54)%
      All contract charges                             --        39,344           $157,390           2.44%
EQ/CALVERT SOCIALLY RESPONSIBLE
      Unit Value 1.20% to 1.80%*
2012  Lowest contract charge 1.20% Class B         $ 9.00            --                 --             --        15.24%
      Highest contract charge 1.80% Class B        $ 8.30            --                 --             --        14.64%
      All contract charges                             --         4,542           $ 47,200           0.98%
2011  Lowest contract charge 1.20% Class B         $ 7.81            --                 --             --        (0.89)%
      Highest contract charge 1.80% Class B        $ 7.24            --                 --             --        (1.50)%
      All contract charges                             --         4,681           $ 42,315           0.35%
2010  Lowest contract charge 0.50% Class B         $ 8.54            --                 --             --        11.93%
      Highest contract charge 1.90% Class B        $ 7.27            --                 --             --        10.49%
      All contract charges                             --         5,101           $ 46,879           0.05%
2009  Lowest contract charge 0.50% Class B         $ 7.63            --                 --             --        30.12%
      Highest contract charge 1.90% Class B        $ 6.58            --                 --             --        28.35%
      All contract charges                             --         5,534           $ 45,654           0.24%
2008  Lowest contract charge 0.50% Class B         $ 5.86            --                 --             --       (45.44)%
      Highest contract charge 1.90% Class B        $ 5.13            --                 --             --       (46.23)%
      All contract charges                             --         5,674           $ 36,090           0.30%
EQ/CAPITAL GUARDIAN RESEARCH
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $14.23            --                 --             --        15.88%
      Highest contract charge 1.70% Class A (l)    $14.05            --                 --             --        15.35%
      All contract charges                             --           146           $  2,073           0.89%
2011  Lowest contract charge 1.30% Class A (l)     $12.28            --                 --             --         2.85%
      Highest contract charge 1.70% Class A (l)    $12.18            --                 --             --         2.53%
      All contract charges                             --            90           $  1,098           0.71%
2010  Lowest contract charge 1.30% Class A (l)     $11.94            --                 --             --        14.59%
      Highest contract charge 1.70% Class A (l)    $11.88            --                 --             --        14.12%
      All contract charges                             --            50           $    602           0.74%
2009  Lowest contract charge 1.30% Class A (l)     $10.42            --                 --             --         1.56%
      Highest contract charge 1.70% Class A (l)    $10.41            --                 --             --         1.56%
      All contract charges                             --            --                 --           1.14%
EQ/CAPITAL GUARDIAN RESEARCH
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $14.52            --                 --             --        16.25%
      Highest contract charge 1.90% Class B        $12.73            --                 --             --        15.20%
      All contract charges                             --        63,706           $880,226           0.89%
2011  Lowest contract charge 0.95% Class B         $12.49            --                 --             --         3.05%
      Highest contract charge 1.90% Class B        $11.05            --                 --             --         2.03%
      All contract charges                             --        69,996           $835,757           0.71%
2010  Lowest contract charge 0.50% Class B         $12.78            --                 --             --        15.24%
      Highest contract charge 1.90% Class B        $10.83            --                 --             --        13.64%
      All contract charges                             --        77,666           $904,589           0.74%
2009  Lowest contract charge 0.50% Class B         $11.09            --                 --             --        30.79%
      Highest contract charge 1.90% Class B        $ 9.53            --                 --             --        29.02%
      All contract charges                             --        86,472           $882,191           1.14%
2008  Lowest contract charge 0.50% Class B         $ 8.48            --                 --             --       (39.94)%
      Highest contract charge 1.90% Class B        $ 7.39            --                 --             --       (40.83)%
      All contract charges                             --        96,287           $757,787           0.91%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/COMMON STOCK INDEX
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)    $ 13.43             --                 --            --        14.10%
      Highest contract charge 1.70% Class A (l)   $ 13.26             --                 --            --        13.62%
      All contract charges                             --            224         $    2,984          1.55%
2011  Lowest contract charge 1.30% Class A (l)    $ 11.77             --                 --            --        (0.59)%
      Highest contract charge 1.70% Class A (l)   $ 11.67             --                 --            --        (0.93)%
      All contract charges                             --            166         $    1,957          1.24%
2010  Lowest contract charge 1.30% Class A (l)    $ 11.84             --                 --            --        14.73%
      Highest contract charge 1.70% Class A (l)   $ 11.78             --                 --            --        14.15%
      All contract charges                             --             93         $    1,103          1.26%
2009  Lowest contract charge 1.30% Class A (l)    $ 10.32             --                 --            --         0.39%
      Highest contract charge 1.70% Class A (l)   $ 10.32             --                 --            --         0.39%
      All contract charges                             --             --                 --          1.80%
EQ/COMMON STOCK INDEX(I)
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B        $287.29             --                 --            --        14.49%
      Highest contract charge 1.90% Class B       $201.30             --                 --            --        13.40%
      All contract charges                             --         32,160         $  746,833          1.55%
2011  Lowest contract charge 0.95% Class B        $250.92             --                 --            --        (0.42)%
      Highest contract charge 1.90% Class B       $177.52             --                 --            --        (1.38)%
      All contract charges                             --         34,703         $  717,818          1.24%
2010  Lowest contract charge 0.50% Class B        $295.18             --                 --            --        15.29%
      Highest contract charge 1.90% Class B       $180.00             --                 --            --        13.67%
      All contract charges                             --         38,136         $  803,765          1.26%
2009  Lowest contract charge 0.50% Class B        $256.03             --                 --            --        27.69%
      Highest contract charge 1.90% Class B       $158.35             --                 --            --        25.90%
      All contract charges                             --         41,528         $  776,118          1.80%
2008  Lowest contract charge 0.50% Class B        $200.52             --                 --            --       (44.08)%
      Highest contract charge 1.90% Class B       $125.78             --                 --            --       (44.87)%
      All contract charges                             --         40,142         $  617,520          1.63%
EQ/CORE BOND INDEX(G)
      Unit Value 0.65% to 1.90%*
2012  Lowest contract charge 0.65% Class B        $ 10.41             --                 --            --         2.46%
      Highest contract charge 1.90% Class B       $ 13.39             --                 --            --         1.21%
      All contract charges                             --        104,051         $1,241,073          1.47%
2011  Lowest contract charge 0.65% Class B        $ 10.16             --                 --            --         4.21%
      Highest contract charge 1.90% Class B       $ 13.23             --                 --            --         2.80%
      All contract charges                             --         97,647         $1,156,460          1.89%
2010  Lowest contract charge 0.50% Class B        $ 15.47             --                 --            --         5.24%
      Highest contract charge 1.90% Class B       $ 12.87             --                 --            --         3.79%
      All contract charges                             --         94,923         $1,102,809          2.24%
2009  Lowest contract charge 0.50% Class B        $ 14.70             --                 --            --         2.17%
      Highest contract charge 1.90% Class B       $ 12.40             --                 --            --         0.76%
      All contract charges                             --         89,630         $1,013,962          2.61%
2008  Lowest contract charge 0.50% Class B        $ 14.39             --                 --            --        (9.38)%
      Highest contract charge 1.90% Class B       $ 12.31             --                 --            --       (10.67)%
      All contract charges                             --         80,413         $  913,345          4.06%
EQ/DAVIS NEW YORK VENTURE
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)    $ 11.84             --                 --            --        10.45%
      Highest contract charge 1.70% Class A (l)   $ 11.69             --                 --            --         9.97%
      All contract charges                             --            783         $    9,227          0.84%
2011  Lowest contract charge 1.30% Class A (l)    $ 10.72             --                 --            --        (5.72)%
      Highest contract charge 1.70% Class A (l)   $ 10.63             --                 --            --        (6.01)%
      All contract charges                             --            728         $    7,778          0.31%
2010  Lowest contract charge 1.30% Class A (l)    $ 11.37             --                 --            --        10.60%
      Highest contract charge 1.70% Class A (l)   $ 11.31             --                 --            --        10.13%
      All contract charges                             --            348         $    3,958          0.81%
2009  Lowest contract charge 1.30% Class A (l)    $ 10.28             --                 --            --         1.48%
      Highest contract charge 1.70% Class A (l)   $ 10.27             --                 --            --         1.48%
      All contract charges                             --             --         $        7          1.73%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/DAVIS NEW YORK VENTURE
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $10.23             --                 --            --        10.83%
      Highest contract charge 1.90% Class B        $ 9.63             --                 --            --         9.81%
      All contract charges                             --         30,971         $  306,204          0.84%
2011  Lowest contract charge 0.95% Class B         $ 9.23             --                 --            --        (5.62)%
      Highest contract charge 1.90% Class B        $ 8.77             --                 --            --        (6.50)%
      All contract charges                             --         34,132         $  306,088          0.31%
2010  Lowest contract charge 0.50% Class B         $ 9.97             --                 --            --        11.27%
      Highest contract charge 1.90% Class B        $ 9.38             --                 --            --         9.71%
      All contract charges                             --         37,420         $  357,290          0.81%
2009  Lowest contract charge 0.50% Class B         $ 8.96             --                 --            --        32.03%
      Highest contract charge 1.90% Class B        $ 8.55             --                 --            --        30.18%
      All contract charges                             --         39,080         $  338,925          1.73%
2008  Lowest contract charge 0.50% Class B         $ 6.79             --                 --            --       (39.54)%
      Highest contract charge 1.90% Class B        $ 6.57             --                 --            --       (40.38)%
      All contract charges                             --         36,597         $  242,910          0.62%
EQ/EQUITY 500 INDEX
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $13.27             --                 --            --        13.71%
      Highest contract charge 1.70% Class A (l)    $13.10             --                 --            --        13.22%
      All contract charges                             --          1,409         $   18,588          1.70%
2011  Lowest contract charge 1.30% Class A (l)     $11.67             --                 --            --         0.52%
      Highest contract charge 1.70% Class A (l)    $11.57             --                 --            --         0.09%
      All contract charges                             --          1,156         $   13,434          1.45%
2010  Lowest contract charge 1.30% Class A (l)     $11.61             --                 --            --        13.16%
      Highest contract charge 1.70% Class A (l)    $11.56             --                 --            --        12.67%
      All contract charges                             --            501         $    5,807          1.43%
2009  Lowest contract charge 1.30% Class A (l)     $10.26             --                 --            --         0.10%
      Highest contract charge 1.70% Class A (l)    $10.26             --                 --            --         0.10%
      All contract charges                             --              3         $       34          1.96%
EQ/EQUITY 500 INDEX
      Unit Value 0.65% to 1.90%*
2012  Lowest contract charge 0.65% Class B         $12.75             --                 --            --        14.56%
      Highest contract charge 1.90% Class B        $27.54             --                 --            --        13.01%
      All contract charges                             --         67,948         $1,276,485          1.70%
2011  Lowest contract charge 0.95% Class B         $28.94             --                 --            --         0.56%
      Highest contract charge 1.90% Class B        $24.37             --                 --            --        (0.41)%
      All contract charges                             --         68,631         $1,153,634          1.45%
2010  Lowest contract charge 0.50% Class B         $31.06             --                 --            --        13.81%
      Highest contract charge 1.90% Class B        $24.47             --                 --            --        12.20%
      All contract charges                             --         73,975         $1,249,931          1.43%
2009  Lowest contract charge 0.50% Class B         $27.29             --                 --            --        25.25%
      Highest contract charge 1.90% Class B        $21.81             --                 --            --        23.48%
      All contract charges                             --         75,725         $1,151,603          1.96%
2008  Lowest contract charge 0.50% Class B         $21.79             --                 --            --       (37.64)%
      Highest contract charge 1.90% Class B        $17.66             --                 --            --       (38.51)%
      All contract charges                             --         71,841         $  912,729          1.72%
EQ/EQUITY GROWTH PLUS
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $17.05             --                 --            --        13.14%
      Highest contract charge 1.90% Class B        $15.28             --                 --            --        12.02%
      All contract charges                             --         72,761         $1,038,844          0.60%
2011  Lowest contract charge 0.95% Class B         $15.07             --                 --            --        (7.03)%
      Highest contract charge 1.90% Class B        $13.64             --                 --            --        (7.96)%
      All contract charges                             --         81,896         $1,038,983          0.26%
2010  Lowest contract charge 0.50% Class B         $16.92             --                 --            --        14.71%
      Highest contract charge 1.90% Class B        $14.82             --                 --            --        13.04%
      All contract charges                             --         93,768         $1,288,091          0.28%
2009  Lowest contract charge 0.50% Class B         $14.75             --                 --            --        27.15%
      Highest contract charge 1.90% Class B        $13.11             --                 --            --        25.42%
      All contract charges                             --        108,738         $1,316,635          0.85%
2008  Lowest contract charge 0.50% Class B         $11.60             --                 --            --       (40.57)%
      Highest contract charge 1.90% Class B        $10.45             --                 --            --       (41.46)%
      All contract charges                             --        118,651         $1,143,520          0.95%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/FRANKLIN CORE BALANCED
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $12.32             --                 --            --         9.80%
      Highest contract charge 1.70% Class A (l)    $12.16             --                 --            --         9.25%
      All contract charges                             --            133         $    1,638          3.26%
2011  Lowest contract charge 1.30% Class A (l)     $11.22             --                 --            --        (0.97)%
      Highest contract charge 1.70% Class A (l)    $11.13             --                 --            --        (1.33)%
      All contract charges                             --             93         $    1,047          3.36%
2010  Lowest contract charge 1.30% Class A (l)     $11.33             --                 --            --        10.11%
      Highest contract charge 1.70% Class A (l)    $11.28             --                 --            --         9.73%
      All contract charges                             --             62         $      703          2.96%
2009  Lowest contract charge 1.30% Class A (l)     $10.29             --                 --            --         0.29%
      Highest contract charge 1.70% Class A (l)    $10.28             --                 --            --         0.19%
      All contract charges                             --             --                 --          5.95%
EQ/FRANKLIN CORE BALANCED
      Unit Value 0.95% to 1.80%*
2012  Lowest contract charge 0.95% Class B         $11.10             --                 --            --        10.23%
      Highest contract charge 1.80% Class B        $10.51             --                 --            --         9.25%
      All contract charges                             --         58,584         $  627,808          3.26%
2011  Lowest contract charge 0.95% Class B         $10.07             --                 --            --        (0.89)%
      Highest contract charge 1.80% Class B        $ 9.62             --                 --            --        (1.74)%
      All contract charges                             --         53,542         $  523,704          3.36%
2010  Lowest contract charge 0.50% Class B         $10.36             --                 --            --        10.68%
      Highest contract charge 1.90% Class B        $ 9.75             --                 --            --         9.18%
      All contract charges                             --         54,951         $  545,194          2.96%
2009  Lowest contract charge 0.50% Class B         $ 9.36             --                 --            --        29.97%
      Highest contract charge 1.90% Class B        $ 8.93             --                 --            --        28.10%
      All contract charges                             --         65,970         $  596,850          5.95%
2008  Lowest contract charge 0.50% Class B         $ 7.20             --                 --            --       (32.20)%
      Highest contract charge 1.90% Class B        $ 6.97             --                 --            --       (33.11)%
      All contract charges                             --         60,463         $  425,663          6.36%
EQ/FRANKLIN TEMPLETON ALLOCATION
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $11.96             --                 --            --        13.15%
      Highest contract charge 1.70% Class A (l)    $11.81             --                 --            --        12.80%
      All contract charges                             --            101         $    1,186          1.75%
2011  Lowest contract charge 1.30% Class A (l)     $10.57             --                 --            --        (5.37)%
      Highest contract charge 1.70% Class A (l)    $10.47             --                 --            --        (5.85)%
      All contract charges                             --             89         $      940          1.78%
2010  Lowest contract charge 1.30% Class A (l)     $11.17             --                 --            --         9.19%
      Highest contract charge 1.70% Class A (l)    $11.12             --                 --            --         8.70%
      All contract charges                             --             40         $      455          1.99%
2009  Lowest contract charge 1.30% Class A (l)     $10.23             --                 --            --         0.29%
      Highest contract charge 1.70% Class A (l)    $10.23             --                 --            --         0.29%
      All contract charges                             --             --         $        2          2.46%
EQ/FRANKLIN TEMPLETON ALLOCATION
      Unit Value 1.15% to 1.70%*
2012  Lowest contract charge 1.15% Class B         $ 8.82             --                 --            --        13.37%
      Highest contract charge 1.70% Class B        $ 8.55             --                 --            --        12.80%
      All contract charges                             --        146,245         $1,264,387          1.75%
2011  Lowest contract charge 1.15% Class B         $ 7.78             --                 --            --        (5.58)%
      Highest contract charge 1.90% Class B        $ 7.51             --                 --            --        (6.24)%
      All contract charges                             --        158,716         $1,214,424          1.78%
2010  Lowest contract charge 0.50% Class B         $ 8.43             --                 --            --         9.77%
      Highest contract charge 1.90% Class B        $ 8.01             --                 --            --         8.24%
      All contract charges                             --        169,484         $1,377,768          1.99%
2009  Lowest contract charge 0.50% Class B         $ 7.68             --                 --            --        27.78%
      Highest contract charge 1.90% Class B        $ 7.40             --                 --            --        26.04%
      All contract charges                             --        179,402         $1,341,290          2.46%
2008  Lowest contract charge 0.50% Class B         $ 6.01             --                 --            --       (37.20)%
      Highest contract charge 1.90% Class B        $ 5.87             --                 --            --       (38.08)%
      All contract charges                             --        168,583         $  996,068          5.08%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $11.51            --                 --             --         3.88%
      Highest contract charge 1.70% Class A (l)    $11.36            --                 --             --         3.46%
      All contract charges                             --           440           $  5,036             --
2011  Lowest contract charge 1.30% Class A (l)     $11.08            --                 --             --         0.27%
      Highest contract charge 1.70% Class A (l)    $10.98            --                 --             --        (0.09)%
      All contract charges                             --           360           $  3,979           0.19%
2010  Lowest contract charge 1.30% Class A (l)     $11.05            --                 --             --         8.55%
      Highest contract charge 1.70% Class A (l)    $10.99            --                 --             --         7.96%
      All contract charges                             --           163           $  1,798             --
2009  Lowest contract charge 1.30% Class A (l)     $10.18            --                 --             --         0.69%
      Highest contract charge 1.70% Class A (l)    $10.18            --                 --             --         0.69%
      All contract charges                             --            --                 --             --
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 0.95% to 1.80%*
2012  Lowest contract charge 0.95% Class B         $13.44            --                 --             --         4.27%
      Highest contract charge 1.80% Class B        $12.58            --                 --             --         3.37%
      All contract charges                             --        15,180           $195,359             --
2011  Lowest contract charge 0.95% Class B         $12.89            --                 --             --         0.39%
      Highest contract charge 1.90% Class B        $12.09            --                 --             --        (0.58)%
      All contract charges                             --        16,273           $201,854           0.19%
2010  Lowest contract charge 0.50% Class B         $13.17            --                 --             --         9.02%
      Highest contract charge 1.90% Class B        $12.16            --                 --             --         7.61%
      All contract charges                             --        14,455           $179,603             --
2009  Lowest contract charge 0.50% Class B         $12.08            --                 --             --        16.01%
      Highest contract charge 1.90% Class B        $11.30            --                 --             --        14.41%
      All contract charges                             --        11,998           $137,992             --
2008  Lowest contract charge 0.50% Class B         $10.41            --                 --             --       (14.25)%
      Highest contract charge 1.90% Class B        $ 9.88            --                 --             --       (15.48)%
      All contract charges                             --        11,081           $111,017           0.50%
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class A (q)     $11.98            --                 --             --        17.11%
      Highest contract charge 1.70% Class A (l)    $15.24            --                 --             --        15.89%
      All contract charges                             --         3,453           $ 53,054           1.24%
2011  Lowest contract charge 0.65% Class A (q)     $10.23            --                 --             --        (5.45)%
      Highest contract charge 1.70% Class A (l)    $13.15            --                 --             --        (4.92)%
      All contract charges                             --         2,853           $ 37,738           0.08%
2010  Lowest contract charge 1.30% Class A (l)     $13.89            --                 --             --        31.16%
      Highest contract charge 1.70% Class A (l)    $13.83            --                 --             --        30.72%
      All contract charges                             --         1,235           $ 17,130           0.37%
2009  Lowest contract charge 1.30% Class A (l)     $10.59            --                 --             --         1.53%
      Highest contract charge 1.70% Class A (l)    $10.58            --                 --             --         1.44%
      All contract charges                             --             2           $     23           0.44%
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 1.20% to 1.90%*
2012  Lowest contract charge 1.20% Class B         $42.54            --                 --             --        16.45%
      Highest contract charge 1.90% Class B        $35.76            --                 --             --        15.62%
      All contract charges                             --        20,092           $853,490           1.24%
2011  Lowest contract charge 1.20% Class B         $36.53            --                 --             --        (4.65)%
      Highest contract charge 1.90% Class B        $30.93            --                 --             --        (5.33)%
      All contract charges                             --        21,292           $777,514           0.08%
2010  Lowest contract charge 0.50% Class B         $44.89            --                 --             --        31.99%
      Highest contract charge 1.90% Class B        $32.67            --                 --             --        30.11%
      All contract charges                             --        22,302           $855,090           0.37%
2009  Lowest contract charge 0.50% Class B         $34.01            --                 --             --        40.72%
      Highest contract charge 1.90% Class B        $25.11            --                 --             --        38.78%
      All contract charges                             --        21,145           $619,879           0.44%
2008  Lowest contract charge 0.50% Class B         $24.17            --                 --             --       (30.98)%
      Highest contract charge 1.90% Class B        $18.09            --                 --             --       (31.99)%
      All contract charges                             --        18,794           $392,717           0.61%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/GLOBAL BOND PLUS
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $10.96            --                  --            --         2.43%
      Highest contract charge 1.70% Class A (l)    $10.82            --                  --            --         1.98%
      All contract charges                             --           420          $    4,579          1.41%
2011  Lowest contract charge 1.30% Class A (l)     $10.70            --                  --            --         3.28%
      Highest contract charge 1.70% Class A (l)    $10.61            --                  --            --         2.91%
      All contract charges                             --           350          $    3,728          3.36%
2010  Lowest contract charge 1.30% Class A (l)     $10.36            --                  --            --         5.18%
      Highest contract charge 1.70% Class A (l)    $10.31            --                  --            --         4.67%
      All contract charges                             --           140          $    1,442          2.92%
2009  Lowest contract charge 1.30% Class A (l)     $ 9.85            --                  --            --        (1.70)%
      Highest contract charge 1.70% Class A (l)    $ 9.85            --                  --            --        (1.70)%
      All contract charges                             --             2          $       15          0.80%
EQ/GLOBAL BOND PLUS
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $12.90            --                  --            --         2.79%
      Highest contract charge 1.90% Class B        $12.03            --                  --            --         1.78%
      All contract charges                             --        39,823          $  493,953          1.41%
2011  Lowest contract charge 0.95% Class B         $12.55            --                  --            --         3.38%
      Highest contract charge 1.90% Class B        $11.82            --                  --            --         2.43%
      All contract charges                             --        41,863          $  508,159          3.36%
2010  Lowest contract charge 0.50% Class B         $12.43            --                  --            --         5.79%
      Highest contract charge 1.90% Class B        $11.54            --                  --            --         4.25%
      All contract charges                             --        40,077          $  473,013          2.92%
2009  Lowest contract charge 0.50% Class B         $11.75            --                  --            --         1.49%
      Highest contract charge 1.90% Class B        $11.07            --                  --            --         0.07%
      All contract charges                             --        36,747          $  414,061          0.80%
2008  Lowest contract charge 0.50% Class B         $11.58            --                  --            --         5.95%
      Highest contract charge 1.90% Class B        $11.06            --                  --            --         4.44%
      All contract charges                             --        36,828          $  413,319         19.53%
EQ/GLOBAL MULTI-SECTOR EQUITY
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $11.23            --                  --            --        15.53%
      Highest contract charge 1.70% Class A (l)    $11.09            --                  --            --        15.04%
      All contract charges                             --           344          $    3,855          1.40%
2011  Lowest contract charge 1.30% Class A (l)     $ 9.72            --                  --            --       (13.21)%
      Highest contract charge 1.70% Class A (l)    $ 9.64            --                  --            --       (13.54)%
      All contract charges                             --           304          $    2,952          1.70%
2010  Lowest contract charge 1.30% Class A (l)     $11.20            --                  --            --        10.24%
      Highest contract charge 1.70% Class A (l)    $11.15            --                  --            --         9.74%
      All contract charges                             --           174          $    1,953          1.10%
2009  Lowest contract charge 1.30% Class A (l)     $10.16            --                  --            --        (0.10)%
      Highest contract charge 1.70% Class A (l)    $10.16            --                  --            --         0.00%
      All contract charges                             --             2          $       29          1.33%
EQ/GLOBAL MULTI-SECTOR EQUITY
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $19.21            --                  --            --        15.86%
      Highest contract charge 1.90% Class B        $16.57            --                  --            --        14.75%
      All contract charges                             --        42,150          $  893,065          1.40%
2011  Lowest contract charge 0.95% Class B         $16.58            --                  --            --       (13.15)%
      Highest contract charge 1.90% Class B        $14.44            --                  --            --       (13.95)%
      All contract charges                             --        46,594          $  856,342          1.70%
2010  Lowest contract charge 0.50% Class B         $20.28            --                  --            --        10.88%
      Highest contract charge 1.90% Class B        $16.78            --                  --            --         9.32%
      All contract charges                             --        53,486          $1,134,438          1.10%
2009  Lowest contract charge 0.50% Class B         $18.29            --                  --            --        49.30%
      Highest contract charge 1.90% Class B        $15.35            --                  --            --        47.16%
      All contract charges                             --        58,787          $1,130,770          1.33%
2008  Lowest contract charge 0.50% Class B         $12.25            --                  --            --       (57.55)%
      Highest contract charge 1.90% Class B        $10.43            --                  --            --       (58.15)%
      All contract charges                             --        53,574          $  696,118          0.15%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/INTERMEDIATE GOVERNMENT BOND
      Unit Value 0.65% to 1.90%*
2012  Lowest contract charge 0.65% Class B         $10.22            --                 --             --         0.29%
      Highest contract charge 1.90% Class B        $18.54            --                 --             --        (0.91)%
      All contract charges                             --        33,728           $440,306           0.24%
2011  Lowest contract charge 0.95% Class B         $22.86            --                 --             --         4.34%
      Highest contract charge 1.90% Class B        $18.71            --                 --             --         3.26%
      All contract charges                             --        33,208           $447,386           0.43%
2010  Lowest contract charge 0.50% Class B         $23.97            --                 --             --         3.72%
      Highest contract charge 1.90% Class B        $18.12            --                 --             --         2.26%
      All contract charges                             --        28,642           $391,601           1.22%
2009  Lowest contract charge 0.50% Class B         $23.11            --                 --             --        (2.76)%
      Highest contract charge 1.90% Class B        $17.72            --                 --             --        (4.11)%
      All contract charges                             --        26,434           $369,725           1.00%
2008  Lowest contract charge 0.50% Class B         $23.77            --                 --             --         3.08%
      Highest contract charge 1.90% Class B        $18.48            --                 --             --         1.59%
      All contract charges                             --        26,853           $401,655           3.71%
EQ/INTERNATIONAL CORE PLUS
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $10.27            --                 --             --        14.75%
      Highest contract charge 1.70% Class A (l)    $10.14            --                 --             --        14.32%
      All contract charges                             --           250           $  2,555           1.44%
2011  Lowest contract charge 1.30% Class A (l)     $ 8.95            --                 --             --       (17.74)%
      Highest contract charge 1.70% Class A (l)    $ 8.87            --                 --             --       (18.10)%
      All contract charges                             --           267           $  2,376           2.70%
2010  Lowest contract charge 1.30% Class A (l)     $10.88            --                 --             --         8.04%
      Highest contract charge 1.70% Class A (l)    $10.83            --                 --             --         7.55%
      All contract charges                             --           189           $  2,052           1.80%
2009  Lowest contract charge 1.30% Class A (l)     $10.07            --                 --             --         0.00%
      Highest contract charge 1.70% Class A (l)    $10.07            --                 --             --        (0.10)%
      All contract charges                             --            --                 --           3.14%
EQ/INTERNATIONAL CORE PLUS
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $12.84            --                 --             --        15.26%
      Highest contract charge 1.90% Class B        $11.25            --                 --             --        14.10%
      All contract charges                             --        47,756           $629,076           1.44%
2011  Lowest contract charge 0.95% Class B         $11.14            --                 --             --       (17.73)%
      Highest contract charge 1.90% Class B        $ 9.86            --                 --             --       (18.51)%
      All contract charges                             --        52,811           $606,445           2.70%
2010  Lowest contract charge 0.50% Class B         $14.28            --                 --             --         8.68%
      Highest contract charge 1.90% Class B        $12.10            --                 --             --         7.17%
      All contract charges                             --        56,037           $784,792           1.80%
2009  Lowest contract charge 0.50% Class B         $13.14            --                 --             --        34.62%
      Highest contract charge 1.90% Class B        $11.29            --                 --             --        32.72%
      All contract charges                             --        59,216           $769,256           3.14%
2008  Lowest contract charge 0.50% Class B         $ 9.76            --                 --             --       (45.11)%
      Highest contract charge 1.90% Class B        $ 8.51            --                 --             --       (45.90)%
      All contract charges                             --        57,050           $554,312           1.49%
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class A (q)     $ 9.90            --                 --             --        15.52%
      Highest contract charge 1.70% Class A (l)    $10.25            --                 --             --        14.27%
      All contract charges                             --           244           $  2,520           3.00%
2011  Lowest contract charge 0.65% Class A (q)     $ 8.57            --                 --             --       (15.48)%
      Highest contract charge 1.70% Class A (l)    $ 8.97            --                 --             --       (13.42)%
      All contract charges                             --           184           $  1,657           2.76%
2010  Lowest contract charge 1.30% Class A (l)     $10.41            --                 --             --         4.10%
      Highest contract charge 1.70% Class A (l)    $10.36            --                 --             --         3.70%
      All contract charges                             --           102           $  1,062           2.24%
2009  Lowest contract charge 1.30% Class A (l)     $10.00            --                 --             --        (0.10)%
      Highest contract charge 1.70% Class A (l)    $ 9.99            --                 --             --        (0.20)%
      All contract charges                             --            --                 --           2.38%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $13.71            --                 --             --        15.11%
      Highest contract charge 1.90% Class B        $11.56            --                 --             --        14.12%
      All contract charges                             --        44,508           $553,783           3.00%
2011  Lowest contract charge 0.95% Class B         $11.91            --                 --             --       (13.00)%
      Highest contract charge 1.90% Class B        $10.13            --                 --             --       (13.86)%
      All contract charges                             --        48,085           $522,268           2.76%
2010  Lowest contract charge 0.50% Class B         $14.70            --                 --             --         4.63%
      Highest contract charge 1.90% Class B        $11.76            --                 --             --         3.16%
      All contract charges                             --        52,855           $663,562           2.24%
2009  Lowest contract charge 0.50% Class B         $14.05            --                 --             --        26.42%
      Highest contract charge 1.90% Class B        $11.40            --                 --             --        24.68%
      All contract charges                             --        58,111           $703,686           2.38%
2008  Lowest contract charge 0.50% Class B         $11.11            --                 --             --       (50.95)%
      Highest contract charge 1.90% Class B        $ 9.14            --                 --             --       (51.67)%
      All contract charges                             --        62,852           $607,988           2.73%
EQ/INTERNATIONAL ETF
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (n)     $10.63            --                 --             --        16.30%
      Highest contract charge 1.70% Class A (n)    $10.50            --                 --             --        15.89%
      All contract charges                             --           302           $  3,191           2.92%
2011  Lowest contract charge 1.30% Class A (n)     $ 9.14            --                 --             --       (14.02)%
      Highest contract charge 1.70% Class A (n)    $ 9.06            --                 --             --       (14.37)%
      All contract charges                             --           251           $  2,293           2.55%
2010  Lowest contract charge 1.30% Class A (n)     $10.63            --                 --             --         6.30%
      Highest contract charge 1.70% Class A (n)    $10.58            --                 --             --         5.91%
      All contract charges                             --           125           $  1,330           2.43%
EQ/INTERNATIONAL VALUE PLUS
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $10.02            --                 --             --        15.97%
      Highest contract charge 1.70% Class A (l)    $ 9.89            --                 --             --        15.40%
      All contract charges                             --           371           $  3,701           1.78%
2011  Lowest contract charge 1.30% Class A (l)     $ 8.64            --                 --             --       (17.00)%
      Highest contract charge 1.70% Class A (l)    $ 8.57            --                 --             --       (17.36)%
      All contract charges                             --           354           $  3,054           1.92%
2010  Lowest contract charge 1.30% Class A (l)     $10.41            --                 --             --         4.94%
      Highest contract charge 1.70% Class A (l)    $10.37            --                 --             --         4.54%
      All contract charges                             --           291           $  3,029           0.76%
2009  Lowest contract charge 1.30% Class A (l)     $ 9.92            --                 --             --        (0.40)%
      Highest contract charge 1.70% Class A (l)    $ 9.92            --                 --             --        (0.30)%
      All contract charges                             --             1           $      8           2.07%
EQ/INTERNATIONAL VALUE PLUS
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $19.22            --                 --             --        16.34%
      Highest contract charge 1.90% Class B        $16.52            --                 --             --        15.20%
      All contract charges                             --        37,289           $578,859           1.78%
2011  Lowest contract charge 0.95% Class B         $16.52            --                 --             --       (16.94)%
      Highest contract charge 1.90% Class B        $14.34            --                 --             --       (17.78)%
      All contract charges                             --        41,044           $550,880           1.92%
2010  Lowest contract charge 0.50% Class B         $21.16            --                 --             --         5.54%
      Highest contract charge 1.90% Class B        $17.44            --                 --             --         4.06%
      All contract charges                             --        45,360           $737,614           0.76%
2009  Lowest contract charge 0.50% Class B         $20.05            --                 --             --        29.61%
      Highest contract charge 1.90% Class B        $16.76            --                 --             --        27.81%
      All contract charges                             --        47,668           $743,266           2.07%
2008  Lowest contract charge 0.50% Class B         $15.47            --                 --             --       (43.29)%
      Highest contract charge 1.90% Class B        $13.11            --                 --             --       (44.09)%
      All contract charges                             --        48,585           $592,816           2.19%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/JPMORGAN VALUE OPPORTUNITIES
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class A (q)     $11.35            --                 --             --        15.23%
      Highest contract charge 1.70% Class A (l)    $12.10            --                 --             --        14.15%
      All contract charges                             --           292           $  3,573           0.95%
2011  Lowest contract charge 0.65% Class A (q)     $ 9.85            --                 --             --        (8.46)%
      Highest contract charge 1.70% Class A (l)    $10.60            --                 --             --        (6.61)%
      All contract charges                             --           266           $  2,845           1.03%
2010  Lowest contract charge 1.30% Class A (l)     $11.41            --                 --             --        11.21%
      Highest contract charge 1.70% Class A (l)    $11.35            --                 --             --        10.62%
      All contract charges                             --           163           $  1,852           1.32%
2009  Lowest contract charge 1.30% Class A (l)     $10.26            --                 --             --         0.00%
      Highest contract charge 1.70% Class A (l)    $10.26            --                 --             --         0.10%
      All contract charges                             --            --                 --           1.48%
EQ/JPMORGAN VALUE OPPORTUNITIES
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $15.34            --                 --             --        14.91%
      Highest contract charge 1.90% Class B        $13.19            --                 --             --        13.81%
      All contract charges                             --        17,582           $242,364           0.95%
2011  Lowest contract charge 0.95% Class B         $13.35            --                 --             --        (6.12)%
      Highest contract charge 1.90% Class B        $11.59            --                 --             --        (7.06)%
      All contract charges                             --        19,801           $238,926           1.03%
2010  Lowest contract charge 0.50% Class B         $15.13            --                 --             --        11.74%
      Highest contract charge 1.90% Class B        $12.47            --                 --             --        10.26%
      All contract charges                             --        21,596           $279,401           1.32%
2009  Lowest contract charge 0.50% Class B         $13.54            --                 --             --        31.69%
      Highest contract charge 1.90% Class B        $11.31            --                 --             --        29.73%
      All contract charges                             --        22,028           $258,292           1.48%
2008  Lowest contract charge 0.50% Class B         $10.28            --                 --             --       (40.09)%
      Highest contract charge 1.90% Class B        $ 8.72            --                 --             --       (40.88)%
      All contract charges                             --        23,322           $210,531           1.78%
EQ/LARGE CAP CORE PLUS
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $10.67            --                 --             --        13.87%
      Highest contract charge 1.90% Class B        $ 9.33            --                 --             --        12.82%
      All contract charges                             --        12,776           $137,932           1.12%
2011  Lowest contract charge 0.95% Class B         $ 9.37            --                 --             --        (5.16)%
      Highest contract charge 1.90% Class B        $ 8.27            --                 --             --        (6.02)%
      All contract charges                             --        14,134           $134,375           1.03%
2010  Lowest contract charge 0.50% Class B         $10.43            --                 --             --        13.62%
      Highest contract charge 1.90% Class B        $ 8.80            --                 --             --        11.96%
      All contract charges                             --        15,828           $158,846           1.00%
2009  Lowest contract charge 0.50% Class B         $ 9.18            --                 --             --        25.95%
      Highest contract charge 1.90% Class B        $ 7.86            --                 --             --        24.11%
      All contract charges                             --        17,342           $153,764           4.38%
2008  Lowest contract charge 0.50% Class B         $ 7.29            --                 --             --       (37.75)%
      Highest contract charge 1.90% Class B        $ 6.33            --                 --             --       (38.60)%
      All contract charges                             --        18,391           $129,337           0.34%
EQ/LARGE CAP GROWTH INDEX
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $13.67            --                 --             --        13.26%
      Highest contract charge 1.70% Class A (l)    $13.50            --                 --             --        12.78%
      All contract charges                             --           408           $  5,559           1.20%
2011  Lowest contract charge 1.30% Class A (l)     $12.07            --                 --             --         1.26%
      Highest contract charge 1.70% Class A (l)    $11.97            --                 --             --         0.93%
      All contract charges                             --           320           $  3,850           0.88%
2010  Lowest contract charge 1.30% Class A (l)     $11.92            --                 --             --        14.73%
      Highest contract charge 1.70% Class A (l)    $11.86            --                 --             --        14.26%
      All contract charges                             --           155           $  1,848           0.97%
2009  Lowest contract charge 1.30% Class A (l)     $10.39            --                 --             --         0.97%
      Highest contract charge 1.70% Class A (l)    $10.38            --                 --             --         0.97%
      All contract charges                             --            --                 --           2.14%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/LARGE CAP GROWTH INDEX
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $ 9.17            --                 --             --        13.63%
      Highest contract charge 1.90% Class B        $ 8.04            --                 --             --        12.45%
      All contract charges                             --        32,338           $348,856           1.20%
2011  Lowest contract charge 0.95% Class B         $ 8.07            --                 --             --         1.38%
      Highest contract charge 1.90% Class B        $ 7.15            --                 --             --         0.42%
      All contract charges                             --        34,122           $322,327           0.88%
2010  Lowest contract charge 0.50% Class B         $ 8.40            --                 --             --        15.38%
      Highest contract charge 1.90% Class B        $ 7.12            --                 --             --        13.74%
      All contract charges                             --        36,002           $332,558           0.97%
2009  Lowest contract charge 0.50% Class B         $ 7.28            --                 --             --        35.53%
      Highest contract charge 1.90% Class B        $ 6.26            --                 --             --        33.67%
      All contract charges                             --        39,652           $317,224           2.14%
2008  Lowest contract charge 0.50% Class B         $ 5.37            --                 --             --       (36.60)%
      Highest contract charge 1.90% Class B        $ 4.68            --                 --             --       (37.52)%
      All contract charges                             --        41,922           $248,887           0.14%
EQ/LARGE CAP GROWTH PLUS(T)
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $12.43            --                 --             --        12.29%
      Highest contract charge 1.70% Class A (l)    $12.27            --                 --             --        11.75%
      All contract charges                             --           147           $  1,825           0.56%
2011  Lowest contract charge 1.30% Class A (l)     $11.07            --                 --             --        (4.57)%
      Highest contract charge 1.70% Class A (l)    $10.98            --                 --             --        (4.94)%
      All contract charges                             --           170           $  1,871           0.50%
2010  Lowest contract charge 1.30% Class A (l)     $11.60            --                 --             --        12.84%
      Highest contract charge 1.70% Class A (l)    $11.55            --                 --             --        12.46%
      All contract charges                             --            79           $    909           0.38%
2009  Lowest contract charge 1.30% Class A (l)     $10.28            --                 --             --         0.69%
      Highest contract charge 1.70% Class A (l)    $10.27            --                 --             --         0.59%
      All contract charges                             --            --                 --           1.31%
EQ/LARGE CAP GROWTH PLUS(T)
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $17.90            --                 --             --        12.65%
      Highest contract charge 1.90% Class B        $15.39            --                 --             --        11.60%
      All contract charges                             --        33,585           $512,891           0.56%
2011  Lowest contract charge 0.95% Class B         $15.89            --                 --             --        (4.56)%
      Highest contract charge 1.90% Class B        $13.79            --                 --             --        (5.48)%
      All contract charges                             --        37,076           $505,607           0.50%
2010  Lowest contract charge 0.50% Class B         $17.71            --                 --             --        13.89%
      Highest contract charge 1.90% Class B        $14.59            --                 --             --        12.23%
      All contract charges                             --        17,859           $261,108           0.38%
2009  Lowest contract charge 0.50% Class B         $15.55            --                 --             --        34.19%
      Highest contract charge 1.90% Class B        $13.00            --                 --             --        32.35%
      All contract charges                             --        19,454           $252,641           1.31%
2008  Lowest contract charge 0.50% Class B         $11.59            --                 --             --       (38.55)%
      Highest contract charge 1.90% Class B        $ 9.82            --                 --             --       (39.42)%
      All contract charges                             --        19,719           $193,193           0.11%
EQ/LARGE CAP VALUE INDEX(U)
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $13.18            --                 --             --        15.01%
      Highest contract charge 1.70% Class A (l)    $13.02            --                 --             --        14.61%
      All contract charges                             --           195           $  2,563           1.91%
2011  Lowest contract charge 1.30% Class A (l)     $11.46            --                 --             --        (1.38)%
      Highest contract charge 1.70% Class A (l)    $11.36            --                 --             --        (1.73)%
      All contract charges                             --           155           $  1,774           1.77%
2010  Lowest contract charge 1.30% Class A (l)     $11.62            --                 --             --        13.48%
      Highest contract charge 1.70% Class A (l)    $11.56            --                 --             --        12.89%
      All contract charges                             --            82           $    948           1.54%
2009  Lowest contract charge 1.30% Class A (l)     $10.24            --                 --             --        (0.10)%
      Highest contract charge 1.70% Class A (l)    $10.24            --                 --             --         0.00%
      All contract charges                             --            --                 --           9.15%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/LARGE CAP VALUE INDEX(U)
      Unit Value 1.20% to 1.80%*
2012  Lowest contract charge 1.20% Class B         $ 6.75             --                 --            --        15.19%
      Highest contract charge 1.80% Class B        $ 6.46             --                 --            --        14.34%
      All contract charges                             --         39,416         $  260,695          1.91%
2011  Lowest contract charge 1.20% Class B         $ 5.86             --                 --            --        (1.51)%
      Highest contract charge 1.80% Class B        $ 5.65             --                 --            --        (2.08)%
      All contract charges                             --         43,857         $  252,597          1.77%
2010  Lowest contract charge 0.50% Class B         $ 6.18             --                 --            --        14.02%
      Highest contract charge 1.90% Class B        $ 5.74             --                 --            --        12.55%
      All contract charges                             --         20,149         $  118,119          1.54%
2009  Lowest contract charge 0.50% Class B         $ 5.42             --                 --            --        18.55%
      Highest contract charge 1.90% Class B        $ 5.10             --                 --            --        17.01%
      All contract charges                             --         19,764         $  102,573          9.15%
2008  Lowest contract charge 0.50% Class B         $ 4.57             --                 --            --       (56.93)%
      Highest contract charge 1.90% Class B        $ 4.36             --                 --            --       (57.59)%
      All contract charges                             --         16,998         $   75,141          1.37%
EQ/LARGE CAP VALUE PLUS
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $12.26             --                 --            --        14.37%
      Highest contract charge 1.70% Class A (l)    $12.10             --                 --            --        13.83%
      All contract charges                             --            127         $    1,541          1.54%
2011  Lowest contract charge 1.30% Class A (l)     $10.72             --                 --            --        (6.05)%
      Highest contract charge 1.70% Class A (l)    $10.63             --                 --            --        (6.43)%
      All contract charges                             --            117         $    1,254          1.10%
2010  Lowest contract charge 1.30% Class A (l)     $11.41             --                 --            --        11.43%
      Highest contract charge 1.70% Class A (l)    $11.36             --                 --            --        11.05%
      All contract charges                             --            102         $    1,161          1.13%
2009  Lowest contract charge 1.30% Class A (l)     $10.24             --                 --            --         0.00%
      Highest contract charge 1.70% Class A (l)    $10.23             --                 --            --        (0.10)%
      All contract charges                             --             --                 --          2.14%
EQ/LARGE CAP VALUE PLUS
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $14.19             --                 --            --        14.71%
      Highest contract charge 1.90% Class B        $12.28             --                 --            --        13.60%
      All contract charges                             --         80,831         $  983,911          1.54%
2011  Lowest contract charge 0.95% Class B         $12.37             --                 --            --        (5.93)%
      Highest contract charge 1.90% Class B        $10.81             --                 --            --        (6.81)%
      All contract charges                             --         91,140         $  971,826          1.10%
2010  Lowest contract charge 0.50% Class B         $13.95             --                 --            --        12.14%
      Highest contract charge 1.90% Class B        $11.60             --                 --            --        10.48%
      All contract charges                             --        102,373         $1,167,606          1.13%
2009  Lowest contract charge 0.50% Class B         $12.44             --                 --            --        19.87%
      Highest contract charge 1.90% Class B        $10.50             --                 --            --        18.20%
      All contract charges                             --        114,911         $1,181,003          2.14%
2008  Lowest contract charge 0.50% Class B         $10.38             --                 --            --       (43.62)%
      Highest contract charge 1.90% Class B        $ 8.88             --                 --            --       (44.43)%
      All contract charges                             --        128,632         $1,114,977          2.84%
EQ/LORD ABBETT LARGE CAP CORE
      Unit Value 1.20% to 1.70%*
2012  Lowest contract charge 1.20% Class B         $12.63             --                 --            --        13.99%
      Highest contract charge 1.70% Class B        $12.15             --                 --            --        13.45%
      All contract charges                             --         13,866         $  171,735          1.11%
2011  Lowest contract charge 1.20% Class B         $11.08             --                 --            --        (9.62)%
      Highest contract charge 1.90% Class B        $10.57             --                 --            --       (10.20)%
      All contract charges                             --         16,183         $  176,266          0.69%
2010  Lowest contract charge 0.50% Class B         $12.76             --                 --            --        13.42%
      Highest contract charge 1.90% Class B        $11.77             --                 --            --        11.78%
      All contract charges                             --         15,873         $  191,761          0.39%
2009  Lowest contract charge 0.50% Class B         $11.25             --                 --            --        24.86%
      Highest contract charge 1.90% Class B        $10.53             --                 --            --        23.16%
      All contract charges                             --         14,412         $  154,971          0.68%
2008  Lowest contract charge 0.50% Class B         $ 9.01             --                 --            --       (31.27)%
      Highest contract charge 1.90% Class B        $ 8.55             --                 --            --       (32.30)%
      All contract charges                             --          9,794         $   85,138          1.16%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/MFS INTERNATIONAL GROWTH
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $12.09            --                 --             --        18.18%
      Highest contract charge 1.70% Class A (l)    $11.93            --                 --             --        17.65%
      All contract charges                             --           454           $  5,463           0.99%
2011  Lowest contract charge 1.30% Class A (l)     $10.23            --                 --             --       (11.66)%
      Highest contract charge 1.70% Class A (l)    $10.14            --                 --             --       (12.06)%
      All contract charges                             --           334           $  3,412           0.64%
2010  Lowest contract charge 1.30% Class A (l)     $11.58            --                 --             --        13.75%
      Highest contract charge 1.70% Class A (l)    $11.53            --                 --             --        13.26%
      All contract charges                             --           126           $  1,453           0.98%
2009  Lowest contract charge 1.30% Class A (l)     $10.18            --                 --             --         0.30%
      Highest contract charge 1.70% Class A (l)    $10.18            --                 --             --         0.39%
      All contract charges                             --            --           $      3           1.27%
EQ/MFS INTERNATIONAL GROWTH
      Unit Value 1.20% to 1.80%*
2012  Lowest contract charge 1.20% Class B         $15.55            --                 --             --        18.25%
      Highest contract charge 1.80% Class B        $14.84            --                 --             --        17.59%
      All contract charges                             --        31,803           $398,332           0.99%
2011  Lowest contract charge 1.20% Class B         $13.15            --                 --             --       (11.74)%
      Highest contract charge 1.90% Class B        $12.54            --                 --             --       (12.43)%
      All contract charges                             --        30,869           $328,558           0.64%
2010  Lowest contract charge 0.50% Class B         $15.51            --                 --             --        14.38%
      Highest contract charge 1.90% Class B        $14.32            --                 --             --        12.76%
      All contract charges                             --        30,667           $376,915           0.98%
2009  Lowest contract charge 0.50% Class B         $13.56            --                 --             --        36.59%
      Highest contract charge 1.90% Class B        $12.70            --                 --             --        34.63%
      All contract charges                             --        25,119           $272,003           1.27%
2008  Lowest contract charge 0.50% Class B         $ 9.93            --                 --             --       (40.61)%
      Highest contract charge 1.90% Class B        $ 9.43            --                 --             --       (41.43)%
      All contract charges                             --        20,631           $168,007           0.99%
EQ/MID CAP INDEX
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $14.59            --                 --             --        15.52%
      Highest contract charge 1.70% Class A (l)    $14.40            --                 --             --        15.02%
      All contract charges                             --           367           $  5,340           0.99%
2011  Lowest contract charge 1.30% Class A (l)     $12.63            --                 --             --        (3.37)%
      Highest contract charge 1.70% Class A (l)    $12.52            --                 --             --        (3.77)%
      All contract charges                             --           302           $  3,804           0.61%
2010  Lowest contract charge 1.30% Class A (l)     $13.07            --                 --             --        24.36%
      Highest contract charge 1.70% Class A (l)    $13.01            --                 --             --        23.90%
      All contract charges                             --           185           $  2,418           0.74%
2009  Lowest contract charge 1.30% Class A (l)     $10.51            --                 --             --         1.45%
      Highest contract charge 1.70% Class A (l)    $10.50            --                 --             --         1.45%
      All contract charges                             --            --                 --           1.09%
EQ/MID CAP INDEX
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $13.36            --                 --             --        15.97%
      Highest contract charge 1.90% Class B        $11.87            --                 --             --        14.91%
      All contract charges                             --        50,957           $698,544           0.99%
2011  Lowest contract charge 0.95% Class B         $11.52            --                 --             --        (3.36)%
      Highest contract charge 1.90% Class B        $10.33            --                 --             --        (4.26)%
      All contract charges                             --        53,373           $632,975           0.61%
2010  Lowest contract charge 0.50% Class B         $12.49            --                 --             --        25.03%
      Highest contract charge 1.90% Class B        $10.79            --                 --             --        23.31%
      All contract charges                             --        59,447           $732,139           0.74%
2009  Lowest contract charge 0.50% Class B         $ 9.99            --                 --             --        35.67%
      Highest contract charge 1.90% Class B        $ 8.75            --                 --             --        33.76%
      All contract charges                             --        65,727           $652,650           1.09%
2008  Lowest contract charge 0.50% Class B         $ 7.36            --                 --             --       (49.55)%
      Highest contract charge 1.90% Class B        $ 6.54            --                 --             --       (50.27)%
      All contract charges                             --        67,946           $500,886           0.89%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/MID CAP VALUE PLUS(A)(B)(C)
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $13.35             --                 --            --        17.11%
      Highest contract charge 1.70% Class A (l)    $13.18             --                 --            --        16.64%
      All contract charges                             --             57         $      764          1.20%
2011  Lowest contract charge 1.30% Class A (l)     $11.40             --                 --            --       (10.31)%
      Highest contract charge 1.70% Class A (l)    $11.30             --                 --            --       (10.67)%
      All contract charges                             --             55         $      627          0.84%
2010  Lowest contract charge 1.30% Class A (l)     $12.71             --                 --            --        20.93%
      Highest contract charge 1.70% Class A (l)    $12.65             --                 --            --        20.48%
      All contract charges                             --             25         $      321          0.98%
2009  Lowest contract charge 1.30% Class A (l)     $10.51             --                 --            --         1.06%
      Highest contract charge 1.70% Class A (l)    $10.50             --                 --            --         1.06%
      All contract charges                             --             --                 --          1.69%
EQ/MID CAP VALUE PLUS(A)(B)(C)
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $18.32             --                 --            --        17.51%
      Highest contract charge 1.90% Class B        $15.75             --                 --            --        16.32%
      All contract charges                             --         60,166         $  946,778          1.20%
2011  Lowest contract charge 0.95% Class B         $15.59             --                 --            --       (10.30)%
      Highest contract charge 1.90% Class B        $13.54             --                 --            --       (11.15)%
      All contract charges                             --         66,819         $  899,832          0.84%
2010  Lowest contract charge 0.50% Class B         $18.49             --                 --            --        21.81%
      Highest contract charge 1.90% Class B        $15.24             --                 --            --        20.19%
      All contract charges                             --         75,286         $1,136,423          0.98%
2009  Lowest contract charge 0.50% Class B         $15.18             --                 --            --        35.14%
      Highest contract charge 1.90% Class B        $12.68             --                 --            --        33.22%
      All contract charges                             --         88,122         $1,102,630          1.69%
2008  Lowest contract charge 0.50% Class B         $11.23             --                 --            --       (39.85)%
      Highest contract charge 1.90% Class B        $ 9.52             --                 --            --       (40.69)%
      All contract charges                             --         41,940         $  400,022          1.38%
EQ/MONEY MARKET
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class A (q)     $ 9.86             --                 --            --        (0.70)%
      Highest contract charge 1.70% Class A (l)    $ 9.49             --                 --            --        (1.66)%
      All contract charges                             --          2,080         $   19,884            --
2011  Lowest contract charge 0.65% Class A (q)     $ 9.93             --                 --            --        (0.60)%
      Highest contract charge 1.70% Class A (l)    $ 9.65             --                 --            --        (1.73)%
      All contract charges                             --          4,907         $   47,537          0.01%
2010  Lowest contract charge 1.30% Class A (l)     $ 9.87             --                 --            --        (1.20)%
      Highest contract charge 1.70% Class A (l)    $ 9.82             --                 --            --        (1.60)%
      All contract charges                             --          2,179         $   21,441            --
2009  Lowest contract charge 1.30% Class A (l)     $ 9.99             --                 --            --         0.00%
      Highest contract charge 1.70% Class A (l)    $ 9.98             --                 --            --        (0.10)%
      All contract charges                             --             22         $      215            --
EQ/MONEY MARKET
      Unit Value 0.00% to 1.90%*
2012  Lowest contract charge 0.00% Class B         $44.43             --                 --            --         0.00%
      Highest contract charge 1.90% Class B        $24.30             --                 --            --        (1.94)%
      All contract charges                             --        180,902         $  645,099            --
2011  Lowest contract charge 0.00% Class B         $44.43             --                 --            --         0.00%
      Highest contract charge 1.90% Class B        $24.78             --                 --            --        (1.86)%
      All contract charges                             --         85,545         $  655,858          0.01%
2010  Lowest contract charge 0.00% Class B         $44.43             --                 --            --         0.00%
      Highest contract charge 1.90% Class B        $25.25             --                 --            --        (1.90)%
      All contract charges                             --         65,197         $  653,462            --
2009  Lowest contract charge 0.00% Class B         $44.43             --                 --            --        (0.01)%
      Highest contract charge 1.90% Class B        $25.74             --                 --            --        (1.90)%
      All contract charges                             --         60,968         $  941,402            --
2008  Lowest contract charge 0.00% Class B         $44.43             --                 --            --         2.11%
      Highest contract charge 1.90% Class B        $26.24             --                 --            --         0.15%
      All contract charges                             --         90,924         $1,493,712          1.93%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/MONTAG & CALDWELL GROWTH
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $12.45            --                 --             --        11.16%
      Highest contract charge 1.70% Class A (l)    $12.29            --                 --             --        10.72%
      All contract charges                             --           664           $  8,235           0.84%
2011  Lowest contract charge 1.30% Class A (l)     $11.20            --                 --             --        (1.82)%
      Highest contract charge 1.70% Class A (l)    $11.10            --                 --             --         1.37%
      All contract charges                             --           665           $  7,428           0.52%
2010  Lowest contract charge 1.30% Class A (l)     $11.00            --                 --             --         7.00%
      Highest contract charge 1.70% Class A (l)    $10.95            --                 --             --         6.62%
      All contract charges                             --           458           $  5,029           0.56%
2009  Lowest contract charge 1.30% Class A (l)     $10.28            --                 --             --         0.98%
      Highest contract charge 1.70% Class A (l)    $10.27            --                 --             --         0.98%
      All contract charges                             --             1           $      6           0.38%
EQ/MONTAG & CALDWELL GROWTH
      Unit Value 1.20% to 1.80%*
2012  Lowest contract charge 1.20% Class B         $ 6.09            --                 --             --        11.13%
      Highest contract charge 1.80% Class B        $ 5.59            --                 --             --        10.47%
      All contract charges                             --        33,604           $164,631           0.84%
2011  Lowest contract charge 1.20% Class B         $ 5.48            --                 --             --         1.67%
      Highest contract charge 1.90% Class B        $ 4.99            --                 --             --         0.81%
      All contract charges                             --        34,861           $153,640           0.52%
2010  Lowest contract charge 0.50% Class B         $ 5.87            --                 --             --         7.71%
      Highest contract charge 1.90% Class B        $ 4.95            --                 --             --         6.22%
      All contract charges                             --        38,121           $169,152           0.56%
2009  Lowest contract charge 0.50% Class B         $ 5.45            --                 --             --        29.18%
      Highest contract charge 1.90% Class B        $ 4.66            --                 --             --        27.29%
      All contract charges                             --        41,296           $172,778           0.38%
2008  Lowest contract charge 0.50% Class B         $ 4.22            --                 --             --       (33.23)%
      Highest contract charge 1.90% Class B        $ 3.66            --                 --             --       (34.17)%
      All contract charges                             --        43,561           $143,894           0.26%
EQ/MORGAN STANLEY MID CAP GROWTH
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class A (q)     $10.38            --                 --             --         8.01%
      Highest contract charge 1.70% Class A (l)    $12.94            --                 --             --         6.94%
      All contract charges                             --         1,342           $ 17,512           0.44%
2011  Lowest contract charge 0.65% Class A (q)     $ 9.61            --                 --             --       (11.35)%
      Highest contract charge 1.70% Class A (l)    $12.10            --                 --             --        (9.02)%
      All contract charges                             --         1,182           $ 14,382           0.25%
2010  Lowest contract charge 1.30% Class A (l)     $13.36            --                 --             --        30.85%
      Highest contract charge 1.70% Class A (l)    $13.30            --                 --             --        30.39%
      All contract charges                             --           456           $  6,078           0.12%
2009  Lowest contract charge 1.30% Class A (l)     $10.21            --                 --             --         0.79%
      Highest contract charge 1.70% Class A (l)    $10.20            --                 --             --         0.69%
      All contract charges                             --             3           $     23             --
EQ/MORGAN STANLEY MID CAP GROWTH
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $17.05            --                 --             --         7.71%
      Highest contract charge 1.90% Class B        $15.84            --                 --             --         6.67%
      All contract charges                             --        33,732           $552,320           0.44%
2011  Lowest contract charge 0.95% Class B         $15.83            --                 --             --        (8.60)%
      Highest contract charge 1.90% Class B        $14.85            --                 --             --        (9.45)%
      All contract charges                             --        36,425           $556,589           0.25%
2010  Lowest contract charge 0.50% Class B         $17.77            --                 --             --        31.63%
      Highest contract charge 1.90% Class B        $16.40            --                 --             --        29.85%
      All contract charges                             --        36,207           $608,343           0.12%
2009  Lowest contract charge 0.50% Class B         $13.50            --                 --             --        56.21%
      Highest contract charge 1.90% Class B        $12.63            --                 --             --        54.06%
      All contract charges                             --        31,529           $406,393             --
2008  Lowest contract charge 0.50% Class B         $ 8.64            --                 --             --       (47.57)%
      Highest contract charge 1.90% Class B        $ 8.20            --                 --             --       (48.33)%
      All contract charges                             --        25,257           $210,339             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/MUTUAL LARGE CAP EQUITY
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $12.09            --                 --             --        12.78%
      Highest contract charge 1.70% Class A (l)    $11.93            --                 --             --        12.23%
      All contract charges                             --            84           $  1,023           1.34%
2011  Lowest contract charge 1.30% Class A (l)     $10.72            --                 --             --        (5.47)%
      Highest contract charge 1.70% Class A (l)    $10.63            --                 --             --        (5.85)%
      All contract charges                             --            77           $    816           0.90%
2010  Lowest contract charge 1.30% Class A (l)     $11.34            --                 --             --        10.74%
      Highest contract charge 1.70% Class A (l)    $11.29            --                 --             --        10.25%
      All contract charges                             --            47           $    529           1.81%
2009  Lowest contract charge 1.30% Class A (l)     $10.24            --                 --             --         0.49%
      Highest contract charge 1.70% Class A (l)    $10.24            --                 --             --         0.49%
      All contract charges                             --            --                 --           0.18%
EQ/MUTUAL LARGE CAP EQUITY
      Unit Value 0.95% to 1.80%*
2012  Lowest contract charge 0.95% Class B         $ 9.74            --                 --             --        13.12%
      Highest contract charge 1.80% Class B        $ 9.22            --                 --             --        12.17%
      All contract charges                             --        20,477           $192,474           1.34%
2011  Lowest contract charge 0.95% Class B         $ 8.61            --                 --             --        (5.38)%
      Highest contract charge 1.80% Class B        $ 8.22            --                 --             --        (6.16)%
      All contract charges                             --        23,086           $192,936           0.90%
2010  Lowest contract charge 0.50% Class B         $ 9.28            --                 --             --        11.40%
      Highest contract charge 1.90% Class B        $ 8.73            --                 --             --         9.81%
      All contract charges                             --        25,932           $230,267           1.81%
2009  Lowest contract charge 0.50% Class B         $ 8.33            --                 --             --        24.48%
      Highest contract charge 1.90% Class B        $ 7.95            --                 --             --        22.81%
      All contract charges                             --        29,595           $238,330           0.18%
2008  Lowest contract charge 0.50% Class B         $ 6.69            --                 --             --       (38.40)%
      Highest contract charge 1.90% Class B        $ 6.47            --                 --             --       (39.31)%
      All contract charges                             --        31,398           $205,168           3.61%
EQ/OPPENHEIMER GLOBAL
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $12.47            --                 --             --        18.88%
      Highest contract charge 1.70% Class A (l)    $12.31            --                 --             --        18.37%
      All contract charges                             --           849           $ 10,536           0.87%
2011  Lowest contract charge 1.30% Class A (l)     $10.49            --                 --             --        (9.65)%
      Highest contract charge 1.70% Class A (l)    $10.40            --                 --             --        (9.96)%
      All contract charges                             --           718           $  7,507           0.78%
2010  Lowest contract charge 1.30% Class A (l)     $11.61            --                 --             --        14.05%
      Highest contract charge 1.70% Class A (l)    $11.55            --                 --             --        13.46%
      All contract charges                             --           264           $  3,054           0.65%
2009  Lowest contract charge 1.30% Class A (l)     $10.18            --                 --             --         0.00%
      Highest contract charge 1.70% Class A (l)    $10.18            --                 --             --         0.00%
      All contract charges                             --             1           $      7           0.66%
EQ/OPPENHEIMER GLOBAL
      Unit Value 0.95% to 1.80%*
2012  Lowest contract charge 0.95% Class B         $11.54            --                 --             --        19.21%
      Highest contract charge 1.80% Class B        $10.93            --                 --             --        18.16%
      All contract charges                             --        29,044           $323,779           0.87%
2011  Lowest contract charge 0.95% Class B         $ 9.68            --                 --             --        (9.45)%
      Highest contract charge 1.90% Class B        $ 9.20            --                 --             --       (10.33)%
      All contract charges                             --        29,008           $272,754           0.78%
2010  Lowest contract charge 0.50% Class B         $10.90            --                 --             --        14.62%
      Highest contract charge 1.90% Class B        $10.26            --                 --             --        13.00%
      All contract charges                             --        23,163           $241,951           0.65%
2009  Lowest contract charge 0.50% Class B         $ 9.51            --                 --             --        37.88%
      Highest contract charge 1.90% Class B        $ 9.08            --                 --             --        35.88%
      All contract charges                             --        17,703           $162,900           0.66%
2008  Lowest contract charge 0.50% Class B         $ 6.90            --                 --             --       (41.03)%
      Highest contract charge 1.90% Class B        $ 6.68            --                 --             --       (41.81)%
      All contract charges                             --        13,246           $ 89,280           1.29%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/PIMCO ULTRA SHORT BOND(D)(E)
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (q)     $ 9.86             --                 --            --         0.20%
      Highest contract charge 1.70% Class A (l)    $ 9.73             --                 --            --        (0.31)%
      All contract charges                             --          1,581         $   15,504          0.53%
2011  Lowest contract charge 0.65% Class A (q)     $ 9.92             --                 --            --        (0.70)%
      Highest contract charge 1.70% Class A (l)    $ 9.76             --                 --            --        (1.61)%
      All contract charges                             --          1,850         $   18,121          0.51%
2010  Lowest contract charge 1.30% Class A (l)     $ 9.96             --                 --            --        (0.30)%
      Highest contract charge 1.70% Class A (l)    $ 9.92             --                 --            --        (0.60)%
      All contract charges                             --          1,339         $   13,301          0.32%
2009  Lowest contract charge 1.30% Class A (l)     $ 9.99             --                 --            --        (0.10)%
      Highest contract charge 1.70% Class A (l)    $ 9.98             --                 --            --        (0.10)%
      All contract charges                             --              9                 90          1.17%
EQ/PIMCO ULTRA SHORT BOND(D)(E)
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $11.04             --                 --            --         0.55%
      Highest contract charge 1.90% Class B        $10.25             --                 --            --        (0.49)%
      All contract charges                             --         99,739         $1,034,575          0.53%
2011  Lowest contract charge 0.95% Class B         $10.98             --                 --            --        (1.17)%
      Highest contract charge 1.90% Class B        $10.30             --                 --            --        (2.09)%
      All contract charges                             --        110,963         $1,151,604          0.51%
2010  Lowest contract charge 0.50% Class B         $11.40             --                 --            --         0.35%
      Highest contract charge 1.90% Class B        $10.52             --                 --            --        (1.03)%
      All contract charges                             --        121,269         $1,281,207          0.32%
2009  Lowest contract charge 0.50% Class B         $11.36             --                 --            --         7.45%
      Highest contract charge 1.90% Class B        $10.63             --                 --            --         5.99%
      All contract charges                             --        132,946         $1,414,881          1.17%
2008  Lowest contract charge 0.50% Class B         $10.57             --                 --            --        (4.52)%
      Highest contract charge 1.90% Class B        $10.03             --                 --            --        (5.91)%
      All contract charges                             --         91,323         $  917,805          3.21%
EQ/QUALITY BOND PLUS(H)
      Unit Value 1.20% to 1.90%*
2012  Lowest contract charge 1.20% Class B         $17.78             --                 --            --         1.43%
      Highest contract charge 1.90% Class B        $15.51             --                 --            --         0.71%
      All contract charges                             --         38,915         $  505,313          0.62%
2011  Lowest contract charge 0.95% Class B         $18.36             --                 --            --         0.27%
      Highest contract charge 1.90% Class B        $15.40             --                 --            --        (0.71)%
      All contract charges                             --         40,402         $  519,876          2.32%
2010  Lowest contract charge 0.50% Class B         $19.80             --                 --            --         5.71%
      Highest contract charge 1.90% Class B        $15.51             --                 --            --         4.23%
      All contract charges                             --         43,644         $  565,217         10.49%
2009  Lowest contract charge 0.50% Class B         $18.73             --                 --            --         5.54%
      Highest contract charge 1.90% Class B        $14.88             --                 --            --         4.06%
      All contract charges                             --         44,906         $  558,182          3.96%
2008  Lowest contract charge 0.50% Class B         $17.75             --                 --            --        (7.02)%
      Highest contract charge 1.90% Class B        $14.30             --                 --            --        (8.33)%
      All contract charges                             --         26,466         $  326,277          5.04%
EQ/SMALL COMPANY INDEX
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $14.52             --                 --            --        14.06%
      Highest contract charge 1.70% Class A (l)    $14.33             --                 --            --        13.55%
      All contract charges                             --            308         $    4,461          1.49%
2011  Lowest contract charge 1.30% Class A (l)     $12.73             --                 --            --        (5.00)%
      Highest contract charge 1.70% Class A (l)    $12.62             --                 --            --        (5.40)%
      All contract charges                             --            272         $    3,450          0.66%
2010  Lowest contract charge 1.30% Class A (l)     $13.40             --                 --            --        24.54%
      Highest contract charge 1.70% Class A (l)    $13.34             --                 --            --        23.98%
      All contract charges                             --            193         $    2,581          0.97%
2009  Lowest contract charge 1.30% Class A (l)     $10.76             --                 --            --         2.57%
      Highest contract charge 1.70% Class A (l)    $10.76             --                 --            --         2.57%
      All contract charges                             --              1         $       11          1.55%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/SMALL COMPANY INDEX(J)
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $19.11            --                 --             --        14.43%
      Highest contract charge 1.90% Class B        $16.53            --                 --             --        13.30%
      All contract charges                             --        28,244           $459,520           1.49%
2011  Lowest contract charge 0.95% Class B         $16.70            --                 --             --        (4.90)%
      Highest contract charge 1.90% Class B        $14.59            --                 --             --        (5.81)%
      All contract charges                             --        30,361           $434,307           0.66%
2010  Lowest contract charge 0.50% Class B         $18.62            --                 --             --        25.13%
      Highest contract charge 1.90% Class B        $15.49            --                 --             --        23.43%
      All contract charges                             --        33,448           $506,182           0.97%
2009  Lowest contract charge 0.50% Class B         $14.88            --                 --             --        25.54%
      Highest contract charge 1.90% Class B        $12.55            --                 --             --        23.76%
      All contract charges                             --        36,011           $440,098           1.55%
2008  Lowest contract charge 0.50% Class B         $11.85            --                 --             --       (34.49)%
      Highest contract charge 1.90% Class B        $10.14            --                 --             --       (35.41)%
      All contract charges                             --        28,477           $282,432           0.85%
EQ/T. ROWE PRICE GROWTH STOCK
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class A (q)     $11.77            --                 --             --        18.17%
      Highest contract charge 1.70% Class A (l)    $13.40            --                 --             --        16.93%
      All contract charges                             --         1,130           $ 15,276             --
2011  Lowest contract charge 0.65% Class A (q)     $ 9.96            --                 --             --        (5.77)%
      Highest contract charge 1.70% Class A (l)    $11.46            --                 --             --        (3.37)%
      All contract charges                             --           889           $ 10,249             --
2010  Lowest contract charge 1.30% Class A (l)     $11.92            --                 --             --        15.17%
      Highest contract charge 1.70% Class A (l)    $11.86            --                 --             --        14.70%
      All contract charges                             --           443           $  5,276             --
2009  Lowest contract charge 1.30% Class A (l)     $10.35            --                 --             --         1.67%
      Highest contract charge 1.70% Class A (l)    $10.34            --                 --             --         1.57%
      All contract charges                             --             3           $     38             --
EQ/T. ROWE PRICE GROWTH STOCK
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B         $20.15            --                 --             --        17.77%
      Highest contract charge 1.90% Class B        $15.93            --                 --             --        16.70%
      All contract charges                             --        34,500           $487,982             --
2011  Lowest contract charge 0.95% Class B         $17.11            --                 --             --        (2.84)%
      Highest contract charge 1.90% Class B        $13.65            --                 --             --        (3.81)%
      All contract charges                             --        31,860           $385,451             --
2010  Lowest contract charge 0.50% Class B         $19.50            --                 --             --        15.80%
      Highest contract charge 1.90% Class B        $14.19            --                 --             --        14.16%
      All contract charges                             --        31,081           $396,968             --
2009  Lowest contract charge 0.50% Class B         $16.84            --                 --             --        41.96%
      Highest contract charge 1.90% Class B        $12.43            --                 --             --        39.94%
      All contract charges                             --        27,386           $313,026             --
2008  Lowest contract charge 0.50% Class B         $11.86            --                 --             --       (42.51)%
      Highest contract charge 1.90% Class B        $ 8.88            --                 --             --       (43.33)%
      All contract charges                             --        19,024           $167,244             --
EQ/TEMPLETON GLOBAL EQUITY
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class A (l)     $11.62            --                 --             --        17.85%
      Highest contract charge 1.70% Class A (l)    $11.47            --                 --             --        17.28%
      All contract charges                             --           156           $  1,810           1.34%
2011  Lowest contract charge 1.30% Class A (l)     $ 9.86            --                 --             --        (9.29)%
      Highest contract charge 1.70% Class A (l)    $ 9.78            --                 --             --        (9.61)%
      All contract charges                             --           144           $  1,418           1.77%
2010  Lowest contract charge 1.30% Class A (l)     $10.87            --                 --             --         6.88%
      Highest contract charge 1.70% Class A (l)    $10.82            --                 --             --         6.39%
      All contract charges                             --            87           $    941           1.48%
2009  Lowest contract charge 1.30% Class A (l)     $10.17            --                 --             --         0.10%
      Highest contract charge 1.70% Class A (l)    $10.17            --                 --             --         0.10%
      All contract charges                             --            --           $      3           1.50%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                            UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ----------------- ----------------- -------------- ---------
EQ/TEMPLETON GLOBAL EQUITY
      Unit Value 0.95% to 1.80%*
2012  Lowest contract charge 0.95% Class B         $ 9.44            --                 --             --        18.15%
      Highest contract charge 1.80% Class B        $ 8.94            --                 --             --        17.17%
      All contract charges                             --        21,501           $196,029           1.34%
2011  Lowest contract charge 0.95% Class B         $ 7.99            --                 --             --        (9.20)%
      Highest contract charge 1.80% Class B        $ 7.63            --                 --             --        (9.92)%
      All contract charges                             --        21,852           $169,531           1.77%
2010  Lowest contract charge 0.50% Class B         $ 8.97            --                 --             --         7.43%
      Highest contract charge 1.90% Class B        $ 8.44            --                 --             --         6.03%
      All contract charges                             --        22,506           $193,279           1.48%
2009  Lowest contract charge 0.50% Class B         $ 8.35            --                 --             --        29.41%
      Highest contract charge 1.90% Class B        $ 7.96            --                 --             --        27.63%
      All contract charges                             --        22,755           $183,693           1.50%
2008  Lowest contract charge 0.50% Class B         $ 6.45            --                 --             --       (41.15)%
      Highest contract charge 1.90% Class B        $ 6.24            --                 --             --       (41.95)%
      All contract charges                             --        23,768           $149,788           1.56%
EQ/UBS GROWTH & INCOME
      Unit Value 1.20% to 1.70%*
2012  Lowest contract charge 1.20% Class B         $ 5.86            --                 --             --        11.41%
      Highest contract charge 1.70% Class B        $ 5.46            --                 --             --        10.98%
      All contract charges                             --        17,570           $ 79,009           0.84%
2011  Lowest contract charge 1.20% Class B         $ 5.26            --                 --             --        (4.01)%
      Highest contract charge 1.70% Class B        $ 4.92            --                 --             --        (4.47)%
      All contract charges                             --        17,356           $ 70,447           0.80%
2010  Lowest contract charge 0.50% Class B         $ 5.97            --                 --             --        12.64%
      Highest contract charge 1.90% Class B        $ 5.03            --                 --             --        11.04%
      All contract charges                             --        16,460           $ 70,007           0.72%
2009  Lowest contract charge 0.50% Class B         $ 5.30            --                 --             --        31.90%
      Highest contract charge 1.90% Class B        $ 4.53            --                 --             --        29.83%
      All contract charges                             --        16,033           $ 63,781           0.85%
2008  Lowest contract charge 0.50% Class B         $ 4.02            --                 --             --       (40.36)%
      Highest contract charge 1.90% Class B        $ 3.49            --                 --             --       (41.15)%
      All contract charges                             --        14,961           $ 48,057           1.26%
EQ/VAN KAMPEN COMSTOCK
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class A (q)     $11.86            --                 --             --        17.66%
      Highest contract charge 1.70% Class A (l)    $13.03            --                 --             --        16.44%
      All contract charges                             --           185           $  2,431           1.27%
2011  Lowest contract charge 0.65% Class A (q)     $10.08            --                 --             --        (5.08)%
      Highest contract charge 1.70% Class A (l)    $11.19            --                 --             --        (3.45)%
      All contract charges                             --           142           $  1,598           1.38%
2010  Lowest contract charge 1.30% Class A (l)     $11.64            --                 --             --        14.01%
      Highest contract charge 1.70% Class A (l)    $11.59            --                 --             --        13.52%
      All contract charges                             --            83           $    969           1.26%
2009  Lowest contract charge 1.30% Class A (l)     $10.21            --                 --             --         0.29%
      Highest contract charge 1.70% Class A (l)    $10.21            --                 --             --         0.20%
      All contract charges                             --            --           $      2           1.44%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                                YEARS ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                         UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                         ---------- ----------------- ----------------- -------------- ---------
EQ/VAN KAMPEN COMSTOCK
      Unit Value 0.95% to 1.80%*
2012  Lowest contract charge 0.95% Class B                 $11.97            --                 --             --        17.35%
      Highest contract charge 1.80% Class B                $11.20            --                 --             --        16.30%
      All contract charges                                     --        22,874           $262,341           1.27%
2011  Lowest contract charge 0.95% Class B                 $10.20            --                 --             --        (2.95)%
      Highest contract charge 1.90% Class B                $ 9.57            --                 --             --        (3.82)%
      All contract charges                                     --        24,155           $237,419           1.38%
2010  Lowest contract charge 0.50% Class B                 $10.78            --                 --             --        14.56%
      Highest contract charge 1.90% Class B                $ 9.95            --                 --             --        13.07%
      All contract charges                                     --        23,369           $237,948           1.26%
2009  Lowest contract charge 0.50% Class B                 $ 9.41            --                 --             --        27.79%
      Highest contract charge 1.90% Class B                $ 8.80            --                 --             --        25.94%
      All contract charges                                     --        24,454           $219,381           1.44%
2008  Lowest contract charge 0.50% Class B                 $ 7.36            --                 --             --       (37.25)%
      Highest contract charge 1.90% Class B                $ 6.99            --                 --             --       (38.14)%
      All contract charges                                     --        26,088           $185,024           1.98%
EQ/WELLS FARGO OMEGA GROWTH
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B                 $13.08            --                 --             --        19.23%
      Highest contract charge 1.90% Class B                $11.43            --                 --             --        18.08%
      All contract charges                                     --        43,932           $634,754           0.01%
2011  Lowest contract charge 0.95% Class B                 $10.97            --                 --             --        (6.72)%
      Highest contract charge 1.90% Class B                $ 9.68            --                 --             --        (7.63)%
      All contract charges                                     --        40,399           $495,316             --
2010  Lowest contract charge 0.50% Class B                 $12.42            --                 --             --        16.73%
      Highest contract charge 1.90% Class B                $10.48            --                 --             --        15.04%
      All contract charges                                     --        31,147           $413,230           0.01%
2009  Lowest contract charge 0.50% Class B                 $10.64            --                 --             --        39.68%
      Highest contract charge 1.90% Class B                $ 9.11            --                 --             --        37.57%
      All contract charges                                     --        25,747           $295,437           0.19%
2008  Lowest contract charge 0.50% Class B                 $ 7.62            --                 --             --       (27.98)%
      Highest contract charge 1.90% Class B                $ 6.62            --                 --             --       (28.97)%
      All contract charges                                     --        15,753           $128,962           0.60%
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Service Class 2 (m)     $10.76            --                 --             --        14.35%
      Highest contract charge 1.70% Service Class 2 (m)    $12.17            --                 --             --        13.10%
      All contract charges                                     --            80           $    956           1.16%
2011  Lowest contract charge 1.30% Service Class 2 (m)     $10.85            --                 --             --        (7.66)%
      Highest contract charge 1.70% Service Class 2 (m)    $10.76            --                 --             --        (8.03)%
      All contract charges                                     --            74           $    801           1.43%
2010  Lowest contract charge 1.30% Service Class 2 (m)     $11.75            --                 --             --        14.52%
      Highest contract charge 1.70% Service Class 2 (m)    $11.70            --                 --             --        14.04%
      All contract charges                                     --            66           $    773           1.41%
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Service Class 2 (q)     $11.60            --                 --             --        15.31%
      Highest contract charge 1.70% Service Class 2 (l)    $13.00            --                 --             --        14.14%
      All contract charges                                     --         2,363           $ 30,986           1.18%
2011  Lowest contract charge 0.65% Service Class 2 (q)     $10.06            --                 --             --        (6.68)%
      Highest contract charge 1.70% Service Class 2 (l)    $11.39            --                 --             --        (4.37)%
      All contract charges                                     --         2,017           $ 23,085           1.01%
2010  Lowest contract charge 1.30% Service Class 2 (l)     $11.97            --                 --             --        15.43%
      Highest contract charge 1.70% Service Class 2 (l)    $11.91            --                 --             --        14.85%
      All contract charges                                     --         1,053           $ 12,580           2.01%
2009  Lowest contract charge 1.30% Service Class 2 (l)     $10.37            --                 --             --         0.78%
      Lowest contract charge 1.70% Service Class 2 (l)     $10.37            --                 --             --         0.78%
      All contract charges                                     --             2           $     18             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                                YEARS ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------------
                                                                    UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                         UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                         ---------- ----------------- ----------------- -------------- ---------
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Service Class 2 (q)     $10.62            --                 --             --        10.40%
      Highest contract charge 1.70% Service Class 2 (q)    $10.54            --                 --             --        10.02%
      All contract charges                                     --            71            $   745           1.91%
2011  Lowest contract charge 1.30% Service Class 2 (q)     $ 9.62            --                 --             --        (3.90)%
      Highest contract charge 1.70% Service Class 2 (q)    $ 9.58            --                 --             --        (4.30)%
      All contract charges                                     --            46            $   442           2.91%
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO
      Unit Value 1.30% to 1.65%*
2012  Lowest contract charge 1.30% Service Class 2 (q)     $10.60            --                 --             --        11.58%
      Highest contract charge 1.65% Service Class 2 (q)    $10.53            --                 --             --        11.19%
      All contract charges                                     --            66            $   686           2.02%
2011  Lowest contract charge 1.30% Service Class 2 (q)     $ 9.50            --                 --             --        (5.00)%
      Highest contract charge 1.65% Service Class 2 (q)    $ 9.47            --                 --             --        (5.30)%
      All contract charges                                     --            48            $   455           5.03%
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO
      Unit Value 1.30% to 1.65%*
2012  Lowest contract charge 1.30% Service Class 2 (q)     $10.59            --                 --             --        13.26%
      Highest contract charge 1.65% Service Class 2 (q)    $10.52            --                 --             --        12.88%
      All contract charges                                     --            33            $   359           2.07%
2011  Lowest contract charge 1.30% Service Class 2 (q)     $ 9.35            --                 --             --        (6.41)%
      Highest contract charge 1.65% Service Class 2 (q)    $ 9.32            --                 --             --        (6.71)%
      All contract charges                                     --            13            $   118           5.69%
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO
      Unit Value 1.30% to 1.65%*
2012  Lowest contract charge 1.30% Service Class 2 (q)     $10.55            --                 --             --        13.69%
      Highest contract charge 1.65% Service Class 2 (q)    $10.48            --                 --             --        13.30%
      All contract charges                                     --            31            $   322           2.22%
2011  Lowest contract charge 1.30% Service Class 2 (q)     $ 9.28            --                 --             --        (6.92)%
      Highest contract charge 1.65% Service Class 2 (q)    $ 9.25            --                 --             --        (7.22)%
      All contract charges                                     --            18            $   168           4.18%
FIDELITY(R) VIP MID CAP PORTFOLIO
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Service Class 2 (q)     $10.24            --                 --             --        13.78%
      Highest contract charge 1.70% Service Class 2 (l)    $12.68            --                 --             --        12.61%
      All contract charges                                     --           995            $12,716           0.40%
2011  Lowest contract charge 0.65% Service Class 2 (q)     $ 9.00            --                 --             --       (12.54)%
      Highest contract charge 1.70% Service Class 2 (l)    $11.26            --                 --             --       (12.37)%
      All contract charges                                     --           890            $10,073           0.03%
2010  Lowest contract charge 1.30% Service Class 2 (l)     $12.91            --                 --             --        26.94%
      Highest contract charge 1.70% Service Class 2 (l)    $12.85            --                 --             --        26.35%
      All contract charges                                     --           417            $ 5,377           0.33%
2009  Lowest contract charge 1.30% Service Class 2 (l)     $10.17            --                 --             --         0.59%
      Highest contract charge 1.70% Service Class 2 (l)    $10.17            --                 --             --         0.59%
      All contract charges                                     --             1            $     6             --
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Service Class 2 (l)     $12.23            --                 --             --         8.81%
      Highest contract charge 1.70% Service Class 2 (l)    $12.07            --                 --             --         8.35%
      All contract charges                                     --         2,015            $24,501           3.66%
2011  Lowest contract charge 1.30% Service Class 2 (l)     $11.24            --                 --             --         3.12%
      Highest contract charge 1.70% Service Class 2 (l)    $11.14            --                 --             --         2.67%
      All contract charges                                     --         1,512            $16,925           5.63%
2010  Lowest contract charge 1.30% Service Class 2 (l)     $10.90            --                 --             --         7.50%
      Highest contract charge 1.70% Service Class 2 (l)    $10.85            --                 --             --         7.11%
      All contract charges                                     --           631            $ 6,871          10.45%
2009  Lowest contract charge 1.30% Service Class 2 (l)     $10.14            --                 --             --         0.10%
      Highest contract charge 1.70% Service Class 2 (l)    $10.13            --                 --             --         0.00%
      All contract charges                                     --             2            $    23             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                        ---------------------------------------------------------------------
                                                                   UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                        UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                        ---------- ----------------- ----------------- -------------- ---------
FRANKLIN INCOME SECURITIES FUND
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class B (o)            $12.22            --                 --             --        11.19%
      Highest contract charge 1.70% Class B (o)           $12.07            --                 --             --        10.73%
      All contract charges                                    --           796            $ 9,655           6.60%
2011  Lowest contract charge 1.30% Class B (o)            $10.99            --                 --             --         1.10%
      Highest contract charge 1.70% Class B (o)           $10.90            --                 --             --         0.65%
      All contract charges                                    --           577            $ 6,314           5.60%
2010  Lowest contract charge 1.30% Class B (o)            $10.87            --                 --             --        11.49%
      Highest contract charge 1.70% Class B (o)           $10.83            --                 --             --        11.08%
      All contract charges                                    --           352            $ 3,815           2.89%
FRANKLIN STRATEGIC INCOME SECURITIES FUND
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class 2 (l)            $11.33            --                 --             --        11.96%
      Highest contract charge 1.70% Class 2 (l)           $12.36            --                 --             --        10.85%
      All contract charges                                    --         1,359            $16,935           7.04%
2011  Lowest contract charge 1.30% Class 2 (l)            $11.25            --                 --             --         1.26%
      Highest contract charge 1.70% Class 2 (l)           $11.15            --                 --             --         0.81%
      All contract charges                                    --         1,039            $11,646           5.65%
2010  Lowest contract charge 1.30% Class 2 (l)            $11.11            --                 --             --         9.46%
      Highest contract charge 1.70% Class 2 (l)           $11.06            --                 --             --         8.97%
      All contract charges                                    --           440            $ 4,880           3.69%
2009  Lowest contract charge 1.30% Class 2 (l)            $10.15            --                 --             --         0.50%
      Highest contract charge 1.70% Class 2 (l)           $10.15            --                 --             --         0.59%
      All contract charges                                    --             5            $    46             --
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class 2 (o)            $11.75            --                 --             --        13.86%
      Highest contract charge 1.70% Class 2 (o)           $11.61            --                 --             --        13.38%
      All contract charges                                    --           158            $ 1,847           2.77%
2011  Lowest contract charge 1.30% Class 2 (o)            $10.32            --                 --             --        (2.82)%
      Highest contract charge 1.70% Class 2 (o)           $10.24            --                 --             --        (3.21)%
      All contract charges                                    --           141            $ 1,446           0.01%
2010  Lowest contract charge 1.30% Class 2 (o)            $10.62            --                 --             --         9.82%
      Highest contract charge 1.70% Class 2 (o)           $10.58            --                 --             --         9.41%
      All contract charges                                    --           104            $ 1,103           5.07%
GOLDMAN SACHS VIT MID CAP VALUE FUND
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Service Shares (q)     $11.49            --                 --             --        17.36%
      Highest contract charge 1.70% Service Shares (l)    $13.69            --                 --             --        16.12%
      All contract charges                                    --           597            $ 8,245           0.98%
2011  Lowest contract charge 0.65% Service Shares (q)     $ 9.79            --                 --             --       (10.35)%
      Highest contract charge 1.70% Service Shares (l)    $11.79            --                 --             --        (8.18)%
      All contract charges                                    --           542            $ 6,426           0.75%
2010  Lowest contract charge 1.30% Service Shares (l)     $12.90            --                 --             --        23.09%
      Highest contract charge 1.70% Service Shares (l)    $12.84            --                 --             --        22.64%
      All contract charges                                    --           243            $ 3,129           1.08%
2009  Lowest contract charge 1.30% Service Shares (l)     $10.48            --                 --             --         0.87%
      Highest contract charge 1.70% Service Shares (l)    $10.47            --                 --             --         0.77%
      All contract charges                                    --            --            $     3             --
GUGGENHEIM VT GLOBAL MANAGED FUTURES STRATEGY FUND
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Common Shares (q)      $ 7.87            --                 --             --       (12.36)%
      Highest contract charge 1.70% Common Shares (q)     $ 7.81            --                 --             --       (12.74)%
      All contract charges                                    --            83            $   646             --
2011  Lowest contract charge 1.30% Common Shares (q)      $ 8.98            --                 --             --        (9.38)%
      Highest contract charge 1.70% Common Shares (q)     $ 8.95            --                 --             --        (9.69)%
      All contract charges                                    --            41            $   371             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ----------------- ----------------- -------------- ---------
GUGGENHEIM VT MULTI-HEDGE STRATEGIES FUND(X)
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Common Shares (x)     $ 9.41            --                 --             --         0.11%
      Highest contract charge 1.70% Common Shares (x)    $ 9.34            --                 --             --        (0.11)%
      All contract charges                                   --            60            $   565           0.58%
INVESCO V.I. DIVERSIFIED DIVIDEND FUND(S)
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Series II (s)         $12.26            --                 --             --        16.76%
      Highest contract charge 1.70% Series II (s)        $12.11            --                 --             --        16.33%
      All contract charges                                   --           179            $ 2,187           2.07%
2011  Lowest contract charge 1.30% Series II (s)         $10.50            --                 --             --        (8.70)%
      Highest contract charge 1.70% Series II (s)        $10.41            --                 --             --        (8.92)%
      All contract charges                                   --           110            $ 1,155           0.14%
INVESCO V.I. GLOBAL REAL ESTATE FUND
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Series II (q)         $11.42            --                 --             --        27.03%
      Highest contract charge 1.70% Series II (l)        $13.57            --                 --             --        25.65%
      All contract charges                                   --         1,829            $25,035           0.48%
2011  Lowest contract charge 0.65% Series II (q)         $ 8.99            --                 --             --        (9.28)%
      Highest contract charge 1.70% Series II (l)        $10.80            --                 --             --        (8.24)%
      All contract charges                                   --         1,479            $16,049           4.81%
2010  Lowest contract charge 1.30% Series II (l)         $11.83            --                 --             --        15.75%
      Highest contract charge 1.70% Series II (l)        $11.77            --                 --             --        15.17%
      All contract charges                                   --           483            $ 5,702           7.92%
2009  Lowest contract charge 1.30% Series II (l)         $10.22            --                 --             --         0.39%
      Highest contract charge 1.70% Series II (l)        $10.22            --                 --             --         0.49%
      All contract charges                                   --             1            $    12             --
INVESCO V.I. HIGH YIELD FUND
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Series II (q)         $11.60            --                 --             --        16.12%
      Highest contract charge 1.70% Series II (q)        $11.10            --                 --             --        14.91%
      All contract charges                                   --           402            $ 4,476           5.97%
2011  Lowest contract charge 0.65% Series II (q)         $ 9.99            --                 --             --        (1.28)%
      Highest contract charge 1.70% Series II (q)        $ 9.66            --                 --             --        (3.69)%
      All contract charges                                   --           207            $ 2,006           1.33%
INVESCO V.I. INTERNATIONAL GROWTH FUND
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Series II (q)         $10.52            --                 --             --        14.47%
      Highest contract charge 1.70% Series II (m)        $11.75            --                 --             --        13.31%
      All contract charges                                   --         1,048            $12,413           1.38%
2011  Lowest contract charge 0.65% Series II (q)         $ 9.19            --                 --             --        (9.01)%
      Highest contract charge 1.70% Series II (m)        $10.37            --                 --             --        (8.55)%
      All contract charges                                   --           904            $ 9,432           0.95%
2010  Lowest contract charge 1.30% Series II (m)         $11.40            --                 --             --        11.22%
      Highest contract charge 1.70% Series II (m)        $11.34            --                 --             --        10.63%
      All contract charges                                   --           366            $ 4,164           2.80%
INVESCO V.I. MID CAP CORE EQUITY FUND
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Series II (l)         $11.76            --                 --             --         9.19%
      Highest contract charge 1.70% Series II (l)        $11.61            --                 --             --         8.81%
      All contract charges                                   --           278            $ 3,257             --
2011  Lowest contract charge 1.30% Series II (l)         $10.77            --                 --             --        (7.71)%
      Highest contract charge 1.70% Series II (l)        $10.67            --                 --             --        (8.10)%
      All contract charges                                   --           234            $ 2,516           0.10%
2010  Lowest contract charge 1.30% Series II (l)         $11.67            --                 --             --        12.32%
      Highest contract charge 1.70% Series II (l)        $11.61            --                 --             --        11.85%
      All contract charges                                   --           123            $ 1,433           0.49%
2009  Lowest contract charge 1.30% Series II (l)         $10.39            --                 --             --         0.87%
      Highest contract charge 1.70% Series II (l)        $10.38            --                 --             --         0.78%
      All contract charges                                   --            --            $     1             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ----------------- ----------------- -------------- ---------
INVESCO V.I. SMALL CAP EQUITY FUND
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Series II (m)         $14.80            --                 --             --        12.21%
      Highest contract charge 1.70% Series II (m)        $14.61            --                 --             --        11.70%
      All contract charges                                   --           220            $ 3,223             --
2011  Lowest contract charge 1.30% Series II (m)         $13.19            --                 --             --        (2.30)%
      Highest contract charge 1.70% Series II (m)        $13.08            --                 --             --        (2.68)%
      All contract charges                                   --           186            $ 2,442             --
2010  Lowest contract charge 1.30% Series II (m)         $13.50            --                 --             --        26.52%
      Highest contract charge 1.70% Series II (m)        $13.44            --                 --             --        26.08%
      All contract charges                                   --            71            $   950             --
INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND(W)
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Series II (w)         $13.74            --                 --             --        (2.90)%
      Highest contract charge 1.70% Series II (w)        $13.57            --                 --             --        (3.07)%
      All contract charges                                   --            28            $   367             --
IVY FUNDS VIP ASSET STRATEGY
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Common Shares (q)     $10.60            --                 --             --        17.52%
      Highest contract charge 1.70% Common Shares (q)    $10.52            --                 --             --        17.15%
      All contract charges                                   --         1,025            $10,831           1.15%
2011  Lowest contract charge 1.30% Common Shares (q)     $ 9.02            --                 --             --        (9.62)%
      Highest contract charge 1.70% Common Shares (q)    $ 8.98            --                 --             --       (10.02)%
      All contract charges                                   --           718            $ 6,460           0.42%
IVY FUNDS VIP DIVIDEND OPPORTUNITIES
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Common Shares (q)     $11.19            --                 --             --        12.35%
      Highest contract charge 1.70% Common Shares (l)    $12.10            --                 --             --        11.21%
      All contract charges                                   --           737            $ 8,977           1.10%
2011  Lowest contract charge 0.65% Common Shares (q)     $ 9.96            --                 --             --        (8.37)%
      Highest contract charge 1.70% Common Shares (l)    $10.88            --                 --             --        (6.29)%
      All contract charges                                   --           696            $ 7,611           0.99%
2010  Lowest contract charge 1.30% Common Shares (l)     $11.66            --                 --             --        14.88%
      Highest contract charge 1.70% Common Shares (l)    $11.61            --                 --             --        14.38%
      All contract charges                                   --           378            $ 4,399           0.51%
2009  Lowest contract charge 1.30% Common Shares (l)     $10.15            --                 --             --         0.20%
      Highest contract charge 1.70% Common Shares (l)    $10.15            --                 --             --         0.30%
      All contract charges                                   --             1            $    13             --
IVY FUNDS VIP ENERGY
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Common Shares (q)     $10.11            --                 --             --         0.70%
      Highest contract charge 1.70% Common Shares (l)    $11.02            --                 --             --        (0.36)%
      All contract charges                                   --           885            $ 9,829             --
2011  Lowest contract charge 0.65% Common Shares (q)     $10.04            --                 --             --       (12.24)%
      Highest contract charge 1.70% Common Shares (l)    $11.06            --                 --             --       (10.59)%
      All contract charges                                   --           771            $ 8,578             --
2010  Lowest contract charge 1.30% Common Shares (l)     $12.43            --                 --             --        20.45%
      Highest contract charge 1.70% Common Shares (l)    $12.37            --                 --             --        19.86%
      All contract charges                                   --           229            $ 2,846           0.13%
2009  Lowest contract charge 1.30% Common Shares (l)     $10.32            --                 --             --         3.41%
      Highest contract charge 1.70% Common Shares (l)    $10.32            --                 --             --         3.51%
      All contract charges                                   --            --                 --             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ----------------- ----------------- -------------- ---------
IVY FUNDS VIP GLOBAL NATURAL RESOURCES
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Common Shares (q)     $ 8.80            --                 --             --         1.27%
      Highest contract charge 1.70% Common Shares (l)    $ 9.21            --                 --             --         0.22%
      All contract charges                                   --           915            $ 8,490             --
2011  Lowest contract charge 0.65% Common Shares (q)     $ 8.69            --                 --             --       (23.91)%
      Highest contract charge 1.70% Common Shares (l)    $ 9.19            --                 --             --       (22.77)%
      All contract charges                                   --           852            $ 7,871             --
2010  Lowest contract charge 1.30% Common Shares (l)     $11.96            --                 --             --        15.56%
      Highest contract charge 1.70% Common Shares (l)    $11.90            --                 --             --        15.09%
      All contract charges                                   --           419            $ 5,015             --
2009  Lowest contract charge 1.30% Common Shares (l)     $10.35            --                 --             --         2.07%
      Highest contract charge 1.70% Common Shares (l)    $10.34            --                 --             --         1.97%
      All contract charges                                   --             7            $    73             --
IVY FUNDS VIP HIGH INCOME
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Common Shares (q)     $12.43            --                 --             --        17.82%
      Highest contract charge 1.70% Common Shares (l)    $14.02            --                 --             --        16.64%
      All contract charges                                   --         2,440            $34,450           6.65%
2011  Lowest contract charge 0.65% Common Shares (q)     $10.55            --                 --             --         3.03%
      Highest contract charge 1.70% Common Shares (l)    $12.02            --                 --             --         3.44%
      All contract charges                                   --         1,926            $23,256           6.46%
2010  Lowest contract charge 1.30% Common Shares (l)     $11.67            --                 --             --        13.30%
      Highest contract charge 1.70% Common Shares (l)    $11.62            --                 --             --        12.93%
      All contract charges                                   --           778            $ 9,066           4.09%
2009  Lowest contract charge 1.30% Common Shares (l)     $10.30            --                 --             --         1.08%
      Highest contract charge 1.70% Common Shares (l)    $10.29            --                 --             --         1.08%
      All contract charges                                   --             2            $    25             --
IVY FUNDS VIP MID CAP GROWTH
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Common Shares (l)     $14.89            --                 --             --        12.04%
      Highest contract charge 1.70% Common Shares (l)    $14.71            --                 --             --        11.69%
      All contract charges                                   --           989            $14,647             --
2011  Lowest contract charge 1.30% Common Shares (l)     $13.29            --                 --             --        (1.85)%
      Highest contract charge 1.70% Common Shares (l)    $13.17            --                 --             --        (2.30)%
      All contract charges                                   --           816            $10,801           3.11%
2010  Lowest contract charge 1.30% Common Shares (l)     $13.54            --                 --             --        29.82%
      Highest contract charge 1.70% Common Shares (l)    $13.48            --                 --             --        29.37%
      All contract charges                                   --           328            $ 4,427           0.01%
2009  Lowest contract charge 1.30% Common Shares (l)     $10.43            --                 --             --         1.16%
      Highest contract charge 1.70% Common Shares (l)    $10.42            --                 --             --         1.17%
      All contract charges                                   --             2            $    21             --
IVY FUNDS VIP SCIENCE AND TECHNOLOGY
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Common Shares (l)     $13.87            --                 --             --        26.21%
      Highest contract charge 1.70% Common Shares (l)    $13.69            --                 --             --        25.60%
      All contract charges                                   --           759            $10,481             --
2011  Lowest contract charge 1.30% Common Shares (l)     $10.99            --                 --             --        (7.02)%
      Highest contract charge 1.70% Common Shares (l)    $10.90            --                 --             --        (7.31)%
      All contract charges                                   --           614            $ 6,730           3.30%
2010  Lowest contract charge 1.30% Common Shares (l)     $11.82            --                 --             --        11.30%
      Highest contract charge 1.70% Common Shares (l)    $11.76            --                 --             --        10.84%
      All contract charges                                   --           227            $ 2,680             --
2009  Lowest contract charge 1.30% Common Shares (l)     $10.62            --                 --             --         2.61%
      Highest contract charge 1.70% Common Shares (l)    $10.61            --                 --             --         2.61%
      All contract charges                                   --            --            $     2             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                        ---------------------------------------------------------------------
                                                                   UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                        UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                        ---------- ----------------- ----------------- -------------- ---------
IVY FUNDS VIP SMALL CAP GROWTH
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Common Shares (l)      $12.31            --                 --             --         3.79%
      Highest contract charge 1.70% Common Shares (l)     $12.15            --                 --             --         3.32%
      All contract charges                                    --           490            $ 6,003             --
2011  Lowest contract charge 1.30% Common Shares (l)      $11.86            --                 --             --       (11.76)%
      Highest contract charge 1.70% Common Shares (l)     $11.76            --                 --             --       (12.11)%
      All contract charges                                    --           497            $ 5,876           0.82%
2010  Lowest contract charge 1.30% Common Shares (l)      $13.44            --                 --             --        27.15%
      Highest contract charge 1.70% Common Shares (l)     $13.38            --                 --             --        26.70%
      All contract charges                                    --           279            $ 3,472             --
2009  Lowest contract charge 1.30% Common Shares (l)      $10.57            --                 --             --         3.02%
      Highest contract charge 1.70% Common Shares (l)     $10.56            --                 --             --         3.02%
      All contract charges                                    --            --            $     3             --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Service Shares (q)     $ 9.81            --                 --             --        21.26%
      Highest contract charge 1.70% Service Shares (l)    $11.90            --                 --             --        19.96%
      All contract charges                                    --         3,427            $41,114           1.73%
2011  Lowest contract charge 0.65% Service Shares (q)     $ 8.09            --                 --             --       (18.03)%
      Highest contract charge 1.70% Service Shares (l)    $ 9.92            --                 --             --       (19.42)%
      All contract charges                                    --         2,736            $27,284           2.67%
2010  Lowest contract charge 1.30% Service Shares (l)     $12.37            --                 --             --        21.16%
      Highest contract charge 1.70% Service Shares (l)    $12.31            --                 --             --        20.57%
      All contract charges                                    --         1,064            $13,133           2.91%
2009  Lowest contract charge 1.30% Service Shares (l)     $10.21            --                 --             --         0.10%
      Highest contract charge 1.70% Service Shares (l)    $10.21            --                 --             --         0.20%
      All contract charges                                    --             2            $    23             --
LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% VC Shares (q)          $11.17            --                 --             --        11.03%
      Highest contract charge 1.70% VC Shares (q)         $11.08            --                 --             --        10.58%
      All contract charges                                    --           211            $ 2,337           7.35%
2011  Lowest contract charge 1.30% VC Shares (q)          $10.06            --                 --             --         0.10%
      Highest contract charge 1.70% VC Shares (q)         $10.02            --                 --             --        (0.30)%
      All contract charges                                    --            82            $   827          15.38%
LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% VC Shares (q)          $ 9.89            --                 --             --        13.68%
      Highest contract charge 1.70% VC Shares (q)         $ 9.81            --                 --             --        13.15%
      All contract charges                                    --           159            $ 1,552           1.08%
2011  Lowest contract charge 1.30% VC Shares (q)          $ 8.70            --                 --             --       (11.59)%
      Highest contract charge 1.65% VC Shares (q)         $ 8.68            --                 --             --       (11.79)%
      All contract charges                                    --           121            $ 1,050           1.75%
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% VC Shares (q)          $ 9.36            --                 --             --        12.64%
      Highest contract charge 1.70% VC Shares (q)         $ 9.29            --                 --             --        12.20%
      All contract charges                                    --           119            $ 1,105           0.26%
2011  Lowest contract charge 1.30% VC Shares (q)          $ 8.31            --                 --             --       (15.55)%
      Highest contract charge 1.70% VC Shares (q)         $ 8.28            --                 --             --       (15.85)%
      All contract charges                                    --            73            $   603             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ----------------- ----------------- -------------- ---------
MFS(R) INTERNATIONAL VALUE PORTFOLIO
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Service Class (l)     $12.01            --                 --             --        14.38%
      Highest contract charge 1.70% Service Class (l)    $11.86            --                 --             --        13.93%
      All contract charges                                   --         1,708            $20,448           1.46%
2011  Lowest contract charge 1.30% Service Class (l)     $10.50            --                 --             --        (3.05)%
      Highest contract charge 1.70% Service Class (l)    $10.41            --                 --             --        (3.43)%
      All contract charges                                   --         1,354            $14,175           1.24%
2010  Lowest contract charge 1.30% Service Class (l)     $10.83            --                 --             --         7.33%
      Highest contract charge 1.70% Service Class (l)    $10.78            --                 --             --         6.94%
      All contract charges                                   --           501            $ 5,419           0.32%
2009  Lowest contract charge 1.30% Service Class (l)     $10.09            --                 --             --        (0.79)%
      Highest contract charge 1.70% Service Class (l)    $10.08            --                 --             --        (0.88)%
      All contract charges                                   --            --            $     3             --
MFS(R) INVESTORS GROWTH STOCK SERIES
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Service Class (m)     $13.18            --                 --             --        15.11%
      Highest contract charge 1.70% Service Class (m)    $13.02            --                 --             --        14.71%
      All contract charges                                   --           309            $ 4,049           0.23%
2011  Lowest contract charge 1.30% Service Class (m)     $11.45            --                 --             --        (0.87)%
      Highest contract charge 1.70% Service Class (m)    $11.35            --                 --             --        (1.30)%
      All contract charges                                   --           286            $ 3,267           0.26%
2010  Lowest contract charge 1.30% Service Class (m)     $11.55            --                 --             --        10.63%
      Highest contract charge 1.70% Service Class (m)    $11.50            --                 --             --        10.26%
      All contract charges                                   --           162            $ 1,874           0.07%
MFS(R) INVESTORS TRUST SERIES
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Service Class (q)     $11.75            --                 --             --        18.09%
      Highest contract charge 1.70% Service Class (m)    $12.59            --                 --             --        16.79%
      All contract charges                                   --           287            $ 3,636           0.78%
2011  Lowest contract charge 0.65% Service Class (q)     $ 9.95            --                 --             --        (5.42)%
      Highest contract charge 1.70% Service Class (m)    $10.78            --                 --             --        (4.01)%
      All contract charges                                   --           243            $ 2,631           0.85%
2010  Lowest contract charge 1.30% Service Class (m)     $11.29            --                 --             --         9.51%
      Highest contract charge 1.70% Service Class (m)    $11.23            --                 --             --         8.92%
      All contract charges                                   --           111            $ 1,249           0.06%
MFS(R) TECHNOLOGY PORTFOLIO
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Service Class (m)     $13.69            --                 --             --        12.77%
      Highest contract charge 1.70% Service Class (m)    $13.52            --                 --             --        12.29%
      All contract charges                                   --           352            $ 4,793             --
2011  Lowest contract charge 1.30% Service Class (m)     $12.14            --                 --             --        (0.25)%
      Highest contract charge 1.70% Service Class (m)    $12.04            --                 --             --        (0.66)%
      All contract charges                                   --           297            $ 3,597             --
2010  Lowest contract charge 1.30% Service Class (m)     $12.17            --                 --             --        18.62%
      Highest contract charge 1.70% Service Class (m)    $12.12            --                 --             --        18.24%
      All contract charges                                   --           156            $ 1,899             --
MFS(R) UTILITIES SERIES
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Service Class (q)     $12.05            --                 --             --        12.41%
      Highest contract charge 1.70% Service Class (m)    $13.68            --                 --             --        11.22%
      All contract charges                                   --           652            $ 8,995           6.82%
2011  Lowest contract charge 0.65% Service Class (q)     $10.72            --                 --             --         4.38%
      Highest contract charge 1.70% Service Class (m)    $12.30            --                 --             --         4.77%
      All contract charges                                   --           491            $ 6,062           3.16%
2010  Lowest contract charge 1.30% Service Class (m)     $11.80            --                 --             --        12.06%
      Highest contract charge 1.70% Service Class (m)    $11.74            --                 --             --        11.49%
      All contract charges                                   --           140            $ 1,648           1.49%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ----------------- ----------------- -------------- ---------
MULTIMANAGER AGGRESSIVE EQUITY(F)(P)
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B     $62.92             --                 --            --        13.12%
      Highest contract charge 1.90% Class B    $48.53             --                 --            --        12.03%
      All contract charges                         --         24,945         $  470,489          0.23%
2011  Lowest contract charge 0.95% Class B     $55.62             --                 --            --        (7.18)%
      Highest contract charge 1.90% Class B    $43.32             --                 --            --        (8.06)%
      All contract charges                         --         27,864         $  467,297            --
2010  Lowest contract charge 0.50% Class B     $67.09             --                 --            --        17.02%
      Highest contract charge 1.90% Class B    $47.12             --                 --            --        15.38%
      All contract charges                         --         31,493         $  579,330          0.61%
2009  Lowest contract charge 0.50% Class B     $57.33             --                 --            --        36.59%
      Highest contract charge 1.90% Class B    $40.84             --                 --            --        34.68%
      All contract charges                         --         21,905         $  337,968          0.21%
2008  Lowest contract charge 0.50% Class B     $41.97             --                 --            --       (46.95)%
      Highest contract charge 1.90% Class B    $30.32             --                 --            --       (47.70)%
      All contract charges                         --          5,087         $   67,727          0.36%
MULTIMANAGER CORE BOND
      Unit Value 1.20% to 1.90%*
2012  Lowest contract charge 1.20% Class B     $15.07             --                 --            --         4.22%
      Highest contract charge 1.90% Class B    $13.93             --                 --            --         3.41%
      All contract charges                         --        107,224         $1,504,061          2.07%
2011  Lowest contract charge 1.20% Class B     $14.46             --                 --            --         4.56%
      Highest contract charge 1.90% Class B    $13.47             --                 --            --         3.86%
      All contract charges                         --         95,905         $1,295,330          2.58%
2010  Lowest contract charge 0.50% Class B     $14.74             --                 --            --         5.66%
      Highest contract charge 1.90% Class B    $12.97             --                 --            --         4.18%
      All contract charges                         --         88,517         $1,150,810          2.78%
2009  Lowest contract charge 0.50% Class B     $13.95             --                 --            --         7.78%
      Highest contract charge 1.90% Class B    $12.45             --                 --            --         6.25%
      All contract charges                         --         83,528         $1,038,056          3.59%
2008  Lowest contract charge 0.50% Class B     $12.94             --                 --            --         1.97%
      Highest contract charge 1.90% Class B    $11.72             --                 --            --         0.51%
      All contract charges                         --         62,629         $  734,371          4.89%
MULTIMANAGER INTERNATIONAL EQUITY
      Unit Value 1.20% to 1.90%*
2012  Lowest contract charge 1.20% Class B     $12.64             --                 --            --        16.39%
      Highest contract charge 1.90% Class B    $11.69             --                 --            --        15.51%
      All contract charges                         --         27,122         $  351,055          1.40%
2011  Lowest contract charge 1.20% Class B     $10.86             --                 --            --       (19.02)%
      Highest contract charge 1.90% Class B    $10.12             --                 --            --       (19.55)%
      All contract charges                         --         29,873         $  333,279          1.62%
2010  Lowest contract charge 0.50% Class B     $14.29             --                 --            --         6.40%
      Highest contract charge 1.90% Class B    $12.58             --                 --            --         4.92%
      All contract charges                         --         32,262         $  445,001          2.96%
2009  Lowest contract charge 0.50% Class B     $13.43             --                 --            --        29.22%
      Highest contract charge 1.90% Class B    $11.99             --                 --            --        27.38%
      All contract charges                         --         35,009         $  457,905          1.62%
2008  Lowest contract charge 0.50% Class B     $10.39             --                 --            --       (47.47)%
      Highest contract charge 1.90% Class B    $ 9.41             --                 --            --       (48.21)%
      All contract charges                         --         34,884         $  355,985          1.57%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ----------------- ----------------- -------------- ---------
MULTIMANAGER LARGE CAP CORE EQUITY
      Unit Value 1.20% to 1.80%*
2012  Lowest contract charge 1.20% Class B     $11.50            --                 --             --        13.08%
      Highest contract charge 1.80% Class B    $10.76            --                 --             --        12.43%
      All contract charges                         --        11,104           $130,110           0.58%
2011  Lowest contract charge 1.20% Class B     $10.17            --                 --             --        (8.46)%
      Highest contract charge 1.80% Class B    $ 9.57            --                 --             --        (9.03)%
      All contract charges                         --        12,186           $126,553           0.31%
2010  Lowest contract charge 0.50% Class B     $11.84            --                 --             --        10.97%
      Highest contract charge 1.90% Class B    $10.42            --                 --             --         9.45%
      All contract charges                         --        12,797           $145,347           0.28%
2009  Lowest contract charge 0.50% Class B     $10.67            --                 --             --        31.84%
      Highest contract charge 1.90% Class B    $ 9.52            --                 --             --        29.91%
      All contract charges                         --        12,893           $132,944           1.49%
2008  Lowest contract charge 0.50% Class B     $ 8.09            --                 --             --       (39.85)%
      Highest contract charge 1.90% Class B    $ 7.33            --                 --             --       (40.65)%
      All contract charges                         --        12,279           $ 96,551           0.52%
MULTIMANAGER LARGE CAP VALUE
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B     $13.61            --                 --             --        14.47%
      Highest contract charge 1.90% Class B    $12.24            --                 --             --        13.33%
      All contract charges                         --        24,128           $325,159           1.17%
2011  Lowest contract charge 0.95% Class B     $11.89            --                 --             --        (6.45)%
      Highest contract charge 1.90% Class B    $10.80            --                 --             --        (7.30)%
      All contract charges                         --        27,292           $322,969           0.99%
2010  Lowest contract charge 0.50% Class B     $13.24            --                 --             --        12.59%
      Highest contract charge 1.90% Class B    $11.65            --                 --             --        10.95%
      All contract charges                         --        30,723           $390,159           0.87%
2009  Lowest contract charge 0.50% Class B     $11.76            --                 --             --        22.21%
      Highest contract charge 1.90% Class B    $10.50            --                 --             --        20.51%
      All contract charges                         --        33,976           $386,795           1.82%
2008  Lowest contract charge 0.50% Class B     $ 9.62            --                 --             --       (37.73)%
      Highest contract charge 1.90% Class B    $ 8.71            --                 --             --       (38.62)%
      All contract charges                         --        37,613           $353,373           1.40%
MULTIMANAGER MID CAP GROWTH
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B     $12.72            --                 --             --        14.39%
      Highest contract charge 1.90% Class B    $11.44            --                 --             --        13.27%
      All contract charges                         --        23,072           $307,702             --
2011  Lowest contract charge 0.95% Class B     $11.12            --                 --             --        (8.78)%
      Highest contract charge 1.90% Class B    $10.10            --                 --             --        (9.66)%
      All contract charges                         --        24,402           $286,163             --
2010  Lowest contract charge 0.50% Class B     $12.70            --                 --             --        26.24%
      Highest contract charge 1.90% Class B    $11.18            --                 --             --        24.50%
      All contract charges                         --        27,305           $351,919             --
2009  Lowest contract charge 0.50% Class B     $10.06            --                 --             --        41.09%
      Highest contract charge 1.90% Class B    $ 8.98            --                 --             --        39.02%
      All contract charges                         --        28,991           $297,480             --
2008  Lowest contract charge 0.50% Class B     $ 7.13            --                 --             --       (43.86)%
      Highest contract charge 1.90% Class B    $ 6.46            --                 --             --       (44.64)%
      All contract charges                         --        29,642           $216,713             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                    YEARS ENDED DECEMBER 31,
                                             ---------------------------------------------------------------------
                                                        UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ----------------- ----------------- -------------- ---------
MULTIMANAGER MID CAP VALUE
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B     $15.43            --                 --             --        13.71%
      Highest contract charge 1.90% Class B    $13.88            --                 --             --        12.66%
      All contract charges                         --        23,404           $355,687           0.37%
2011  Lowest contract charge 0.95% Class B     $13.57            --                 --             --       (14.11)%
      Highest contract charge 1.90% Class B    $12.32            --                 --             --       (14.98)%
      All contract charges                         --        25,568           $343,363           0.02%
2010  Lowest contract charge 0.50% Class B     $16.46            --                 --             --        24.32%
      Highest contract charge 1.90% Class B    $14.49            --                 --             --        22.59%
      All contract charges                         --        26,265           $412,452           0.77%
2009  Lowest contract charge 0.50% Class B     $13.24            --                 --             --        43.65%
      Highest contract charge 1.90% Class B    $11.82            --                 --             --        41.61%
      All contract charges                         --        26,843           $341,724           3.10%
2008  Lowest contract charge 0.50% Class B     $ 9.22            --                 --             --       (36.28)%
      Highest contract charge 1.90% Class B    $ 8.35            --                 --             --       (37.17)%
      All contract charges                         --        26,245           $234,379           0.46%
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B     $33.96            --                 --             --         4.33%
      Highest contract charge 1.90% Class B    $26.43            --                 --             --         3.32%
      All contract charges                         --        39,559           $646,802           2.34%
2011  Lowest contract charge 0.95% Class B     $32.55            --                 --             --         4.09%
      Highest contract charge 1.90% Class B    $25.58            --                 --             --         3.06%
      All contract charges                         --        38,474           $614,218           3.81%
2010  Lowest contract charge 0.50% Class B     $34.87            --                 --             --         6.12%
      Highest contract charge 1.90% Class B    $24.82            --                 --             --         4.64%
      All contract charges                         --        39,770           $619,466           2.62%
2009  Lowest contract charge 0.50% Class B     $32.86            --                 --             --         9.11%
      Highest contract charge 1.90% Class B    $23.72            --                 --             --         7.55%
      All contract charges                         --        38,177           $578,492           4.60%
2008  Lowest contract charge 0.50% Class B     $30.12            --                 --             --       (23.90)%
      Highest contract charge 1.90% Class B    $22.06            --                 --             --       (24.94)%
      All contract charges                         --        36,664           $531,727           8.68%
MULTIMANAGER SMALL CAP GROWTH
      Unit Value 0.95% to 1.80%*
2012  Lowest contract charge 0.95% Class B     $ 8.30            --                 --             --        10.23%
      Highest contract charge 1.80% Class B    $ 7.35            --                 --             --         9.38%
      All contract charges                         --        26,202           $179,471             --
2011  Lowest contract charge 0.95% Class B     $ 7.53            --                 --             --       (16.43)%
      Highest contract charge 1.80% Class B    $ 6.72            --                 --             --       (17.24)%
      All contract charges                         --        28,274           $177,376             --
2010  Lowest contract charge 0.50% Class B     $ 9.52            --                 --             --        26.93%
      Highest contract charge 1.90% Class B    $ 8.02            --                 --             --        25.12%
      All contract charges                         --        31,439           $238,081             --
2009  Lowest contract charge 0.50% Class B     $ 7.50            --                 --             --        33.85%
      Highest contract charge 1.90% Class B    $ 6.41            --                 --             --        32.08%
      All contract charges                         --        32,920           $199,904             --
2008  Lowest contract charge 0.50% Class B     $ 5.60            --                 --             --       (42.39)%
      Highest contract charge 1.90% Class B    $ 4.85            --                 --             --       (43.27)%
      All contract charges                         --        28,780           $135,528             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ----------------- ----------------- -------------- ---------
MULTIMANAGER SMALL CAP VALUE
      Unit Value 0.95% to 1.90%*
2012  Lowest contract charge 0.95% Class B               $18.04            --                 --             --        15.64%
      Highest contract charge 1.90% Class B              $15.61            --                 --             --        14.53%
      All contract charges                                   --        26,271           $381,733           0.57%
2011  Lowest contract charge 0.95% Class B               $15.60            --                 --             --        (9.88)%
      Highest contract charge 1.90% Class B              $13.63            --                 --             --       (10.74)%
      All contract charges                                   --        28,939           $365,540           0.07%
2010  Lowest contract charge 0.50% Class B               $18.36            --                 --             --        23.89%
      Highest contract charge 1.90% Class B              $15.27            --                 --             --        22.16%
      All contract charges                                   --        32,868           $463,526           0.15%
2009  Lowest contract charge 0.50% Class B               $14.82            --                 --             --        25.82%
      Highest contract charge 1.90% Class B              $12.50            --                 --             --        24.04%
      All contract charges                                   --        36,368           $418,772           1.03%
2008  Lowest contract charge 0.50% Class B               $11.78            --                 --             --       (38.20)%
      Highest contract charge 1.90% Class B              $10.08            --                 --             --       (39.06)%
      All contract charges                                   --        39,759           $368,923           0.24%
MULTIMANAGER TECHNOLOGY
      Unit Value 0.95% to 1.80%*
2012  Lowest contract charge 0.95% Class B               $12.86            --                 --             --        12.31%
      Highest contract charge 1.80% Class B              $11.70            --                 --             --        11.43%
      All contract charges                                   --        28,995           $385,649             --
2011  Lowest contract charge 0.95% Class B               $11.45            --                 --             --        (5.68)%
      Highest contract charge 1.90% Class B              $10.40            --                 --             --        (6.64)%
      All contract charges                                   --        30,531           $363,492             --
2010  Lowest contract charge 0.50% Class B               $12.65            --                 --             --        17.13%
      Highest contract charge 1.90% Class B              $11.14            --                 --             --        15.56%
      All contract charges                                   --        32,400           $410,547             --
2009  Lowest contract charge 0.50% Class B               $10.80            --                                --        57.69%
      Highest contract charge 1.90% Class B              $ 9.64            --                 --             --        55.54%
      All contract charges                                   --        33,513           $364,955             --
2008  Lowest contract charge 0.50% Class B               $ 6.85            --                 --             --       (47.35)%
      Highest contract charge 1.90% Class B              $ 6.20            --                 --             --       (48.12)%
      All contract charges                                   --        27,756           $192,697             --
MUTUAL SHARES SECURITIES FUND
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class 2 (o)           $11.83            --                 --             --        12.77%
      Highest contract charge 1.70% Class 2 (o)          $11.68            --                 --             --        12.31%
      All contract charges                                   --           594           $  6,988           2.13%
2011  Lowest contract charge 1.30% Class 2 (o)           $10.49            --                 --             --        (2.33)%
      Highest contract charge 1.70% Class 2 (o)          $10.40            --                 --             --        (2.80)%
      All contract charges                                   --           539           $  5,643           2.86%
2010  Lowest contract charge 1.30% Class 2 (o)           $10.74            --                 --             --        10.84%
      Highest contract charge 1.70% Class 2 (o)          $10.70            --                 --             --        10.42%
      All contract charges                                   --           146           $  1,562           1.66%
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Advisor Class (q)     $ 9.95            --                 --             --         4.41%
      Highest contract charge 1.70% Advisor Class (m)    $12.12            --                 --             --         3.32%
      All contract charges                                   --         1,225           $ 14,967           2.46%
2011  Lowest contract charge 0.65% Advisor Class (q)     $ 9.53            --                 --             --        (8.80)%
      Highest contract charge 1.70% Advisor Class (m)    $11.73            --                 --             --        (9.07)%
      All contract charges                                   --           900           $ 10,608          14.13%
2010  Lowest contract charge 1.30% Advisor Class (m)     $12.96            --                 --             --        22.61%
      Highest contract charge 1.70% Advisor Class (m)    $12.90            --                 --             --        22.04%
      All contract charges                                   --           316           $  4,086          16.49%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ----------------- ----------------- -------------- ---------
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND PORTFOLIO
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Advisor Class (q)     $11.79            --                 --             --        17.08%
      Highest contract charge 1.70% Advisor Class (l)    $13.37            --                 --             --        15.76%
      All contract charges                                   --         1,069            $14,427           4.82%
2011  Lowest contract charge 0.65% Advisor Class (q)     $10.07            --                 --             --         4.90%
      Highest contract charge 1.70% Advisor Class (l)    $11.55            --                 --             --         4.43%
      All contract charges                                   --           835            $ 9,691           5.23%
2010  Lowest contract charge 1.30% Advisor Class (l)     $11.11            --                 --             --        10.55%
      Highest contract charge 1.70% Advisor Class (l)    $11.06            --                 --             --        10.16%
      All contract charges                                   --           472            $ 5,238           4.65%
2009  Lowest contract charge 1.30% Advisor Class (l)     $10.05            --                 --             --        (0.50)%
      Highest contract charge 1.70% Advisor Class (l)    $10.04            --                 --             --        (0.50)%
      All contract charges                                   --            10            $    96           0.38%
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Advisor Class (q)     $11.44            --                 --             --         7.92%
      Highest contract charge 1.70% Advisor Class (l)    $12.40            --                 --             --         6.80%
      All contract charges                                   --         4,008            $50,084           0.98%
2011  Lowest contract charge 0.65% Advisor Class (q)     $10.60            --                 --             --        10.65%
      Highest contract charge 1.70% Advisor Class (l)    $11.61            --                 --             --         9.63%
      All contract charges                                   --         2,919            $34,062           1.80%
2010  Lowest contract charge 1.30% Advisor Class (l)     $10.64            --                 --             --         6.61%
      Highest contract charge 1.70% Advisor Class (l)    $10.59            --                 --             --         6.22%
      All contract charges                                   --           940            $ 9,982           3.10%
2009  Lowest contract charge 1.30% Advisor Class (l)     $ 9.98            --                 --             --        (0.40)%
      Highest contract charge 1.70% Advisor Class (l)    $ 9.97            --                 --             --        (0.40)%
      All contract charges                                   --             7            $    71             --
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Advisor Class (q)     $10.88            --                 --             --         8.69%
      Highest contract charge 1.70% Advisor Class (l)    $11.60            --                 --             --         7.61%
      All contract charges                                   --         6,826            $79,827           2.47%
2011  Lowest contract charge 0.65% Advisor Class (q)     $10.01            --                 --             --         2.67%
      Highest contract charge 1.70% Advisor Class (l)    $10.78            --                 --             --         1.70%
      All contract charges                                   --         5,177            $56,086           2.56%
2010  Lowest contract charge 1.30% Advisor Class (l)     $10.64            --                 --             --         6.61%
      Highest contract charge 1.70% Advisor Class (l)    $10.60            --                 --             --         6.21%
      All contract charges                                   --         2,268            $24,095           8.03%
2009  Lowest contract charge 1.30% Advisor Class (l)     $ 9.98            --                 --             --        (0.60)%
      Highest contract charge 1.70% Advisor Class (l)    $ 9.98            --                 --             --        (0.60)%
      All contract charges                                   --             8            $    78             --
PROFUND VP BEAR
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Common Shares (l)     $ 5.81            --                 --             --       (17.59)%
      Highest contract charge 1.70% Common Shares (l)    $ 5.73            --                 --             --       (18.03)%
      All contract charges                                   --           123            $   709             --
2011  Lowest contract charge 1.30% Common Shares (l)     $ 7.05            --                 --             --       (10.08)%
      Highest contract charge 1.70% Common Shares (l)    $ 6.99            --                 --             --       (10.50)%
      All contract charges                                   --           118            $   827             --
2010  Lowest contract charge 1.30% Common Shares (l)     $ 7.84            --                 --             --       (18.92)%
      Highest contract charge 1.70% Common Shares (l)    $ 7.81            --                 --             --       (19.15)%
      All contract charges                                   --            55            $   424             --
2009  Lowest contract charge 1.30% Common Shares (l)     $ 9.67            --                 --             --        (0.31)%
      Highest contract charge 1.70% Common Shares (l)    $ 9.66            --                 --             --        (0.41)%
      All contract charges                                   --             1            $    11             --

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                              YEARS ENDED DECEMBER 31,
                                                       ---------------------------------------------------------------------
                                                                  UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ----------------- ----------------- -------------- ---------
PROFUND VP BIOTECHNOLOGY
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Common Shares (l)     $15.29           --                  --             --        38.87%
      Highest contract charge 1.70% Common Shares (l)    $15.09           --                  --             --        38.31%
      All contract charges                                   --          278             $ 4,227             --
2011  Lowest contract charge 1.30% Common Shares (l)     $11.01           --                  --             --         5.16%
      Highest contract charge 1.70% Common Shares (l)    $10.91           --                  --             --         4.70%
      All contract charges                                   --          195             $ 2,142             --
2010  Lowest contract charge 1.30% Common Shares (l)     $10.47           --                  --             --         3.77%
      Highest contract charge 1.70% Common Shares (l)    $10.42           --                  --             --         3.37%
      All contract charges                                   --           71             $   742             --
2009  Lowest contract charge 1.30% Common Shares (l)     $10.09           --                  --             --         0.20%
      Highest contract charge 1.70% Common Shares (l)    $10.08           --                  --             --         0.10%
      All contract charges                                   --           --             $     4             --
T.ROWE PRICE HEALTH SCIENCES PORTFOLIO
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class II (m)          $15.01           --                  --             --        30.18%
      Highest contract charge 1.70% Class II (m)         $16.67           --                  --             --        28.73%
      All contract charges                                   --          635             $10,683             --
2011  Lowest contract charge 1.30% Class II (m)          $13.06           --                  --             --         8.92%
      Highest contract charge 1.70% Class II (m)         $12.95           --                  --             --         8.55%
      All contract charges                                   --          420             $ 5,467             --
2010  Lowest contract charge 1.30% Class II (m)          $11.99           --                  --             --        13.87%
      Highest contract charge 1.70% Class II (m)         $11.93           --                  --             --        13.30%
      All contract charges                                   --          153             $ 1,827             --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class 2 (l)           $11.09           --                  --             --        11.68%
      Highest contract charge 1.70% Class 2 (l)          $10.95           --                  --             --        11.28%
      All contract charges                                   --          462             $ 5,098           1.40%
2011  Lowest contract charge 1.30% Class 2 (l)           $ 9.93           --                  --             --       (16.90)%
      Highest contract charge 1.70% Class 2 (l)          $ 9.84           --                  --             --       (17.31)%
      All contract charges                                   --          478             $ 4,730           0.96%
2010  Lowest contract charge 1.30% Class 2 (l)           $11.95           --                  --             --        16.02%
      Highest contract charge 1.70% Class 2 (l)          $11.90           --                  --             --        15.65%
      All contract charges                                   --          280             $ 3,345           1.35%
2009  Lowest contract charge 1.30% Class 2 (l)           $10.30           --                  --             --         1.58%
      Highest contract charge 1.70% Class 2 (l)          $10.29           --                  --             --         1.58%
      All contract charges                                   --            2             $    28             --
TEMPLETON FOREIGN SECURITIES FUND
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class 2 (q)           $10.31           --                  --             --        17.43%
      Highest contract charge 1.70% Class 2 (m)          $10.96           --                  --             --        16.22%
      All contract charges                                   --          459             $ 5,072           3.12%
2011  Lowest contract charge 0.65% Class 2 (q)           $ 8.78           --                  --             --       (14.26)%
      Highest contract charge 1.70% Class 2 (m)          $ 9.43           --                  --             --       (12.20)%
      All contract charges                                   --          517             $ 4,901           1.78%
2010  Lowest contract charge 1.30% Class 2 (m)           $10.79           --                  --             --         7.04%
      Highest contract charge 1.70% Class 2 (m)          $10.74           --                  --             --         6.65%
      All contract charges                                   --          264             $ 2,838           1.29%

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                        ---------------------------------------------------------------------
                                                                   UNITS OUTSTANDING ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                        UNIT VALUE      (000'S)        VALUE (000'S)   INCOME RATIO** RETURN***
                                                        ---------- ----------------- ----------------- -------------- ---------
TEMPLETON GLOBAL BOND SECURITIES FUND
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class 2 (q)            $11.16            --                 --             --        14.34%
      Highest contract charge 1.70% Class 2 (l)           $12.46            --                 --             --        13.17%
      All contract charges                                    --         4,781            $60,036           6.61%
2011  Lowest contract charge 0.65% Class 2 (q)            $ 9.76            --                 --             --        (1.21)%
      Highest contract charge 1.70% Class 2 (l)           $11.01            --                 --             --        (2.57)%
      All contract charges                                    --         3,946            $43,690           5.18%
2010  Lowest contract charge 1.30% Class 2 (l)            $11.35            --                 --             --        12.94%
      Highest contract charge 1.70% Class 2 (l)           $11.30            --                 --             --        12.44%
      All contract charges                                    --         1,492            $16,914           0.97%
2009  Lowest contract charge 1.30% Class 2 (l)            $10.05            --                 --             --         0.20%
      Highest contract charge 1.70% Class 2 (l)           $10.05            --                 --             --         0.20%
      All contract charges                                    --             3            $    27             --
TEMPLETON GROWTH SECURITIES FUND
      Unit Value 1.30% to 1.70%*
2012  Lowest contract charge 1.30% Class 2 (o)            $11.30            --                 --             --        19.45%
      Highest contract charge 1.70% Class 2 (o)           $11.16            --                 --             --        18.98%
      All contract charges                                    --           104            $ 1,182           2.11%
2011  Lowest contract charge 1.30% Class 2 (o)            $ 9.46            --                 --             --        (8.16)%
      Highest contract charge 1.70% Class 2 (o)           $ 9.38            --                 --             --        (8.58)%
      All contract charges                                    --            97            $   918           1.40%
2010  Lowest contract charge 1.30% Class 2 (o)            $10.30            --                 --             --         7.85%
      Highest contract charge 1.70% Class 2 (o)           $10.26            --                 --             --         7.43%
      All contract charges                                    --            60            $   619           1.23%
VAN ECK VIP GLOBAL HARD ASSETS FUND
      Unit Value 0.65% to 1.70%*
2012  Lowest contract charge 0.65% Class S Shares (q)     $ 9.39            --                 --             --         2.51%
      Highest contract charge 1.70% Class S Shares (l)    $10.81            --                 --             --         1.41%
      All contract charges                                    --         1,801            $19,619           0.65%
2011  Lowest contract charge 0.65% Class S Shares (q)     $ 9.16            --                 --             --       (18.58)%
      Highest contract charge 1.70% Class S Shares (l)    $10.66            --                 --             --       (18.13)%
      All contract charges                                    --         1,523            $16,330           0.65%
2010  Lowest contract charge 1.30% Class S Shares (l)     $13.08            --                 --             --        26.99%
      Highest contract charge 1.70% Class S Shares (l)    $13.02            --                 --             --        26.41%
      All contract charges                                    --           588            $ 7,685           0.01%
2009  Lowest contract charge 1.30% Class S Shares (l)     $10.30            --                 --             --         1.88%
      Highest contract charge 1.70% Class S Shares (l)    $10.30            --                 --             --         1.88%
      All contract charges                                    --             1            $    10             --

-----------
  (a)EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
  (b)EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
  (c)EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
  (d)EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
  (e)EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.
  (f)Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
  (g)EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
  (h)EQ/Quality Bond PLUS replaced EQ/Caywood-Scholl High Yield due to a fund merger on September 25, 2009.
  (i)EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
  (j)EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
  (k)Units were made available for sale on June 08, 2009.
  (l)Units were made available for sale on December 14, 2009.
  (m)Units were made available for sale on December 14, 2009, but at December 31, 2009 the fund had zero balance and no activity to report.
  (n)Units were made available for sale on December 14, 2009, but at December 31, 2009 the fund had no accumulation ratios to report.
  (o)Units were made available for sale on January 25, 2010
  (p)Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund merger on September 17, 2010.
  (q)Units were made available on January 18, 2011.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Concluded)

  (r)Units were made available on February 22, 2011.
  (s)Invesco V.I. Diversified Dividend Fund replaced Invesco V.I. Financial Services Fund due to a fund merger on April 29, 2011.
  (t)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
  (u)EQ/Large Cap Value Index replaced "EQ/Lord Abbett Growth & Income due to a fund merger on May 20, 2011.
  (v)Units were made available on October 10, 2011.
  (w)Invesco Van Kampen V.I. American Franchise Fund replaced Invesco V.I. Leisure Fund due to a fund merger on April 30, 2012. On the same date, Invesco V.I. Leisure fund merged into Invesco V.I. Capital Growth Fund, which was then reanamed Invesco Van Kampen V.I. American Franchise Fund.
  (x)Guggenheim VT Multi-Hedge Strategies Fund replaced Guggenheim Alternative Strategies Fund due to a fund merger on July 13, 2012. On the same date, "Rydex | SGI Alternative Strategies Fund was renamed Guggenheim Alternative Strategies Fund.
  * Expenses as an annual percentage of average net assets consisting of mortality, risk, financial accounting and other expenses, for each period indicated. The ratios included only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
  ** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Variable Investment Option from the Portfolio, net of Portfolio fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of investment income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests.
  ***These amounts represent the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of the Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2012 through the date on which the financial statements were issued.

   Fund Transfer

   The subsequent events include a reorganization relating to certain unit classes of the Variable Investment Options of Separate Account No. 49, which occurred immediately after the close of business on December 31, 2012. A pro-rata portion of the assets and associated liabilities, with an aggregate value of units attributable to the Contracts of the Retirement Cornerstone Series, Retirement Cornerstone 11 Series, and Accumulator 11 Series were transferred from Separate Account No. 49 to Separate Account No. 70, and such units were redeemed from the various investment options of Separate Account 49. The holders of such units were issued units of the corresponding Variable Investement Options of Separate Account No. 70 with the same mortality and expense charges, share class, units, net unit value, and related aggregate value, on the date of reorganization.

   The market value and share class of each of the units transferred from each of the Variable Investment Options on the date of transfer was as follows:

                                                                                     ACCUMULATED UNIT VALUE
                                                                                     BEING TRANSFERRED FROM
                                                                                     SEPARATE ACCOUNT 49 TO
FUND                                                      SHARE CLASS UNITS (000S) SEPARATE ACCOUNT 70 (000S)
----                                                      ----------- ------------ --------------------------
ALL ASSET GROWTH-ALT 20..................................     A             430            $    5,228
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO.     B             263                 3,080
ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH PORTFOLIO.....     B             455                 4,810
AMERICAN CENTURY VP LARGE COMPANY VALUE..................  CLASS II         128                 1,609
AMERICAN CENTURY VP MID CAP VALUE FUND...................  CLASS II         700                 9,642
AXA AGGRESSIVE ALLOCATION................................     A           1,252                14,751
AXA BALANCED STRATEGY....................................     B          63,621               744,243
AXA CONSERVATIVE GROWTH STRATEGY.........................     B          34,074               389,730
AXA CONSERVATIVE STRATEGY................................     B          24,526               269,970
AXA GROWTH STRATEGY......................................     B          26,085               339,000
AXA MODERATE ALLOCATION..................................     A           3,113                35,344
AXA MODERATE GROWTH STRATEGY.............................     B         178,809             2,092,361
AXA MODERATE-PLUS ALLOCATION.............................     A           2,787                32,275

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

9. Subsequent Events (Continued)

                                                                           ACCUMULATED UNIT VALUE
                                                                           BEING TRANSFERRED FROM
                                                                           SEPARATE ACCOUNT 49 TO
FUND                                            SHARE CLASS UNITS (000S) SEPARATE ACCOUNT 70 (000S)
----                                            ----------- ------------ --------------------------
AXA TACTICAL MANAGER 400.......................      B          4,831               63,469
AXA TACTICAL MANAGER 500.......................      B         12,549              152,429
AXA TACTICAL MANAGER 2000......................      B          5,328               69,819
AXA TACTICAL MANAGER INTERNATIONAL.............      B         11,384             $111,588
AXA ULTRA CONSERVATIVE STRATEGY................      B             19                  193
BLACKROCK GLOBAL ALLOCATION V.I. FUND..........  CLASS III      3,309               37,203
BLACKROCK LARGE CAP GROWTH V.I. FUND...........  CLASS III        490                6,031
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES.      B         33,559              338,570
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........      A            408                6,446
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH..........      B            367                6,970
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........      A            163                2,174
EQ/AXA FRANKLIN SMALL CAP VALUE CORE...........      B            494                4,999
EQ/BLACKROCK BASIC VALUE EQUITY................      A          2,719               33,524
EQ/BOSTON ADVISORS EQUITY INCOME...............      A            438                5,808
EQ/BOSTON ADVISORS EQUITY INCOME...............      B            840                3,486
EQ/CALVERT SOCIALLY RESPONSIBLE................      B             63                  655
EQ/CAPITAL GUARDIAN RESEARCH...................      A            146                2,072
EQ/CAPITAL GUARDIAN RESEARCH...................      B            242                3,368
EQ/COMMON STOCK INDEX..........................      A            223                2,984
EQ/CORE BOND INDEX.............................      B         26,138              285,770
EQ/DAVIS NEW YORK VENTURE......................      A            783                9,224
EQ/DAVIS NEW YORK VENTURE......................      B            278                2,752
EQ/EQUITY 500 INDEX............................      A          1,409               18,589
EQ/EQUITY GROWTH PLUS..........................      B            325                4,738
EQ/FRANKLIN CORE BALANCED......................      A            133                1,638
EQ/FRANKLIN CORE BALANCED......................      B            306                3,289
EQ/FRANKLIN TEMPLETON ALLOCATION...............      A            100                1,186
EQ/FRANKLIN TEMPLETON ALLOCATION...............      B            383                3,320
EQ/GAMCO MERGERS AND ACQUISITIONS..............      A            440                5,037
EQ/GAMCO SMALL COMPANY VALUE...................      A          3,452               53,045
EQ/GLOBAL BOND PLUS............................      A            420                4,579
EQ/GLOBAL BOND PLUS............................      B            369                4,578
EQ/GLOBAL MULTI-SECTOR EQUITY..................      A            345                3,856
EQ/GLOBAL MULTI-SECTOR EQUITY..................      B            223                4,731
EQ/INTERMEDIATE GOVERNMENT BOND................      B         12,015              128,831
EQ/INTERNATIONAL CORE PLUS.....................      A            250                2,555
EQ/INTERNATIONAL CORE PLUS.....................      B            236                3,137
EQ/INTERNATIONAL EQUITY INDEX..................      A            244                2,520
EQ/INTERNATIONAL ETF...........................      A            301                3,191
EQ/INTERNATIONAL VALUE PLUS....................      A            371                3,701
EQ/JPMORGAN VALUE OPPORTUNITIES................      A            293                3,572
EQ/JPMORGAN VALUE OPPORTUNITIES................      B             98                1,311
EQ/LARGE CAP CORE PLUS.........................      B            138                1,627
EQ/LARGE CAP GROWTH INDEX......................      A            408                5,559
EQ/LARGE CAP GROWTH PLUS.......................      A            147                1,825
EQ/LARGE CAP GROWTH PLUS.......................      B            388                5,822
EQ/LARGE CAP VALUE INDEX.......................      A            195                2,562
EQ/LARGE CAP VALUE PLUS........................      A            126                1,541
EQ/LARGE CAP VALUE PLUS........................      B            237                2,760
EQ/LORD ABBETT LARGE CAP CORE..................      B             92                1,143
EQ/MFS INTERNATIONAL GROWTH....................      A            454                5,464

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

9. Subsequent Events (Continued)

                                                                                      ACCUMULATED UNIT VALUE
                                                                                      BEING TRANSFERRED FROM
                                                                                      SEPARATE ACCOUNT 49 TO
FUND                                                     SHARE CLASS   UNITS (000S) SEPARATE ACCOUNT 70 (000S)
----                                                   --------------- ------------ --------------------------
EQ/MFS INTERNATIONAL GROWTH...........................        B             449                4,978
EQ/MID CAP INDEX......................................        A             368                5,341
EQ/MID CAP VALUE PLUS.................................        A              57                  764
EQ/MID CAP VALUE PLUS.................................        B             196              $ 3,077
EQ/MONEY MARKET.......................................        A           2,080               19,879
EQ/MONEY MARKET.......................................        B           1,258               19,160
EQ/MONTAG & CALDWELL GROWTH...........................        A             664                8,237
EQ/MONTAG & CALDWELL GROWTH...........................        B             132                1,571
EQ/MORGAN STANLEY MID CAP GROWTH......................        A           1,342               17,512
EQ/MORGAN STANLEY MID CAP GROWTH......................        B             590                9,649
EQ/MUTUAL LARGE CAP EQUITY............................        A              85                1,023
EQ/MUTUAL LARGE CAP EQUITY............................        B             101                  954
EQ/OPPENHEIMER GLOBAL.................................        A             849               10,538
EQ/OPPENHEIMER GLOBAL.................................        B             287                3,199
EQ/PIMCO ULTRA SHORT BOND.............................        A           1,581               15,507
EQ/PIMCO ULTRA SHORT BOND.............................        B             127                1,248
EQ/QUALITY BOND PLUS..................................        B           1,489               18,634
EQ/SMALL COMPANY INDEX................................        A             309                4,462
EQ/T. ROWE PRICE GROWTH STOCK.........................        A           1,130               15,272
EQ/T. ROWE PRICE GROWTH STOCK.........................        B             734                8,074
EQ/TEMPLETON GLOBAL EQUITY............................        A             157                1,810
EQ/TEMPLETON GLOBAL EQUITY............................        B             753                6,868
EQ/UBS GROWTH & INCOME................................        B             675                2,751
EQ/VAN KAMPEN COMSTOCK................................        A             185                2,431
EQ/VAN KAMPEN COMSTOCK................................        B              97                1,119
EQ/WELLS FARGO OMEGA GROWTH...........................        B           2,020               23,148
FIDELITY(R) VIP ASSET MANAGER: GROWTH PORTFOLIO....... SERVICE CLASS 2       78                  956
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO............... SERVICE CLASS 2    2,364               30,979
FIDELITY(R) VIP FREEDOM 2015 PORTFOLIO................ SERVICE CLASS 2       70                  745
FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO................ SERVICE CLASS 2       65                  686
FIDELITY(R) VIP FREEDOM 2025 PORTFOLIO................ SERVICE CLASS 2       34                  359
FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO................ SERVICE CLASS 2       31                  322
FIDELITY(R) VIP MID CAP PORTFOLIO..................... SERVICE CLASS 2      994               12,706
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO............ SERVICE CLASS 2    2,015               24,497
FRANKLIN INCOME SECURITIES FUND.......................     CLASS 2          795                9,657
FRANKLIN STRATEGIC INCOME SECURITIES FUND.............     CLASS 2        1,359               16,934
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND.     CLASS 2          158                1,847
GOLDMAN SACHS VIT MID CAP VALUE FUND.................. SERVICE SHARES       597                8,246
GUGGENHEIM VT GLOBAL MANAGED FUTURES STRATEGY FUND....  COMMON SHARES        82                  646
GUGGENHEIM VT MULTI-HEDGE STRATEGIES FUND.............  COMMON SHARES        60                  565
INVESCO V.I. DIVERSIFIED DIVIDEND FUND99..............    SERIES II         179                2,187
INVESCO V.I. GLOBAL REAL ESTATE FUND..................    SERIES II       1,830               25,034
INVESCO V.I. HIGH YIELD FUND..........................    SERIES II         401                4,476
INVESCO V.I. INTERNATIONAL GROWTH FUND................    SERIES II       1,047               12,414
INVESCO V.I. MID CAP CORE EQUITY FUND.................    SERIES II         278                3,258
INVESCO V.I. SMALL CAP EQUITY FUND....................    SERIES II         219                3,223
INVESCO VAN KAMPEN V.I AMERICAN FRANCHISE FUND........    SERIES II          27                  367
IVY FUNDS VIP ASSET STRATEGY..........................  COMMON SHARES     1,025               10,827
IVY FUNDS VIP DIVIDEND OPPORTUNITIES..................  COMMON SHARES       736                8,977
IVY FUNDS VIP ENERGY..................................  COMMON SHARES       885                9,829
IVY FUNDS VIP GLOBAL NATURAL RESOURCES................  COMMON SHARES       915                8,488

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

9. Subsequent Events (Continued)

                                                                                        ACCUMULATED UNIT VALUE
                                                                                        BEING TRANSFERRED FROM
                                                                                        SEPARATE ACCOUNT 49 TO
FUND                                                       SHARE CLASS   UNITS (000S) SEPARATE ACCOUNT 70 (000S)
----                                                      -------------- ------------ --------------------------
IVY FUNDS VIP HIGH INCOME................................ COMMON SHARES     2,440               34,445
IVY FUNDS VIP MID CAP GROWTH............................. COMMON SHARES       988               14,646
IVY FUNDS VIP SCIENCE AND TECHNOLOGY..................... COMMON SHARES       759               10,482
IVY FUNDS VIP SMALL CAP GROWTH........................... COMMON SHARES       490                6,004
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO...... SERVICE SHARES    3,427              $41,109
LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO.......   VC SHARES         210                2,338
LORD ABBETT SERIES FUND - CLASSIC STOCK PORTFOLIO........   VC SHARES         157                1,553
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO.   VC SHARES         118                1,105
MFS(R) INTERNATIONAL VALUE PORTFOLIO..................... SERVICE CLASS     1,708               20,430
MFS(R) INVESTORS GROWTH STOCK SERIES..................... SERVICE CLASS       309                4,049
MFS(R) INVESTORS TRUST SERIES............................ SERVICE CLASS       286                3,637
MFS(R) TECHNOLOGY PORTFOLIO.............................. SERVICE CLASS       351                4,792
MFS(R) UTILITIES SERIES.................................. SERVICE CLASS       652                8,997
MULTIMANAGER AGGRESSIVE EQUITY...........................       B             302                4,626
MULTIMANAGER CORE BOND...................................       B           4,216               58,877
MULTIMANAGER INTERNATIONAL EQUITY........................       B             195                2,546
MULTIMANAGER LARGE CAP CORE EQUITY.......................       B             186                2,186
MULTIMANAGER LARGE CAP VALUE.............................       B             316                4,310
MULTIMANAGER MID CAP GROWTH..............................       B             336                4,630
MULTIMANAGER MID CAP VALUE...............................       B             226                3,490
MULTIMANAGER MULTI-SECTOR BOND...........................       B             186                2,430
MULTIMANAGER SMALL CAP GROWTH............................       B             693                4,130
MULTIMANAGER SMALL CAP VALUE.............................       B             302                4,320
MULTIMANAGER TECHNOLOGY..................................       B             385                5,150
MUTUAL SHARES SECURITIES FUND............................    CLASS 2          593                6,989
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................... ADVISOR CLASS     1,225               14,964
PIMCO VARIABLE INSURANCE TRUST EMERGING MARKETS BOND
 PORTFOLIO............................................... ADVISOR CLASS     1,069               14,404
PIMCO VARIABLE INSURANCE TRUST REAL RETURN PORTFOLIO..... ADVISOR CLASS     4,008               50,076
PIMCO VARIABLE INSURANCE TRUST TOTAL RETURN PORTFOLIO.... ADVISOR CLASS     6,826               79,789
PROFUND VP BEAR.......................................... COMMON SHARES       123                  709
PROFUND VP BIOTECHNOLOGY................................. COMMON SHARES       278                4,227
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO..................    CLASS II         635               10,684
TEMPLETON DEVELOPING MARKETS SECURITIES FUND.............    CLASS 2          462                5,098
TEMPLETON FOREIGN SECURITIES FUND........................    CLASS 2          459                5,072
TEMPLETON GLOBAL BOND SECURITIES FUND....................    CLASS 2        4,782               60,048
TEMPLETON GROWTH SECURITIES FUND.........................    CLASS 2          105                1,182
VAN ECK VIP GLOBAL HARD ASSETS FUND...................... CLASS S SHARES    1,800               19,612

   Fund Substitution

   Beginning on or about June 21, 2013, interests in certain Variable Investment Options (the ''Surviving Options'') will replace interests in current Variable Investment Options (the ''Replaced Options'') through a substitution transaction, as listed in the table below. On the effective date, each of the Replaced Options will redeem its units and interest in the corresponding Portfolios of the Trust. Units will be issued in the Surviving Options and redemption proceeds will be used to purchase interests in the Portfolios of the Trust corresponding to the Surviving Options. Any contract value remaining in a Replaced Option on substitution date will be transferred to the corresponding Surviving Option. AXA Equitable will bear all expenses related to the substitutions, and it will have no tax consequences to the contractowners.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2012

9. Subsequent Events (Concluded)


   The following is a list of each Replaced Option(s) and its Surviving Option.

------------------------------------------------------------------------------------------------
 REPLACED (CURRENT) OPTION           SURVIVING (NEW) OPTION               EFFECTIVE ON OR ABOUT
------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth          AXA Tactical Manager 400             July 12, 2013
------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth        AXA Tactical Manager 2000            June 21, 2013
Multimanager Small Cap Value
------------------------------------------------------------------------------------------------
EQ/PIMCO Ultra Short Bond            EQ/AllianceBernstein Short Duration  July 12, 2013
                                     Government Bond/(2)/
------------------------------------------------------------------------------------------------
EQ/Global Bond PLUS                  EQ/Core Bond Index                   July 26,2013
Multimanager Multi-Sector Bond
------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global                EQ/Global Multi-Sector Equity        July 12, 2013
------------------------------------------------------------------------------------------------
EQ/MFS International Growth          EQ/International Core PLUS           June 21, 2013
Multimanager International Equity
------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research         EQ/Large Cap Core PLUS               July 19, 2013
EQ/Davis New York Venture/(1)/
EQ/Lord Abbett Large Cap Core
EQ/UBS Growth and Income
Multimanager Large Cap Core Equity
------------------------------------------------------------------------------------------------
EQ/Equity Growth PLUS                EQ/Large Cap Growth PLUS             July 19, 2013
EQ/Montag & Caldwell Growth
EQ/T.Rowe Price Growth Stock
EQ/Wells Fargo Omega Growth
Multimanager Aggressive Equity/(1)/
------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity
EQ/Boston Advisors Equity Income
EQ/JPMorgan Value Opportunities      EQ/Large Cap Value PLUS              July 26, 2013
EQ/Van Kampen Comstock/(1)/
Multimanager Large Cap Value
------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value           EQ/Mid Cap Value PLUS                July 12, 2013
------------------------------------------------------------------------------------------------
Multimanager Core Bond               EQ/Quality Bond PLUS                 July 12, 2013
------------------------------------------------------------------------------------------------

  /(1)/The substitution for this Replaced Option into the Surviving Option will occur on June 21, 2013.
  /(2)/The Surviving Option is new to the Account and will be added on May 20, 2013.

   Except as noted above, it has been determined that there are no other subsequent transactions or events that require adjustment or disclosure in the financial statements.

                             FINANCIAL STATEMENTS

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm.................... F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets, December 31, 2012 and 2011.................. F-2
  Consolidated Statements of Earnings (Loss), Years Ended December 31,
   2012, 2011 and 2010..................................................... F-3
  Consolidated Statements of Comprehensive Income (Loss), Years Ended
   December 31, 2012, 2011 and 2010........................................ F-4
  Consolidated Statements of Equity, Years Ended December 31, 2012, 2011
   and 2010................................................................ F-5
  Consolidated Statements of Cash Flows, Years Ended December 31, 2012,
   2011 and 2010........................................................... F-6
  Notes to Consolidated Financial Statements............................... F-8

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("the Company") at December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the notes to Consolidated Financial Statements, as of January 1, 2012, the Company retrospectively adopted a new accounting standard that amends the accounting for costs associated with acquiring or renewing insurance contracts.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 8, 2013

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2012 AND 2011

                                                                                        2012       2011
                                                                                     ---------- ----------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities available for sale, at fair value................................. $   33,607 $   31,992
 Mortgage loans on real estate......................................................      5,059      4,281
 Equity real estate, held for the production of income..............................          4         99
 Policy loans.......................................................................      3,512      3,542
 Other equity investments...........................................................      1,643      1,707
 Trading securities.................................................................      2,309        982
 Other invested assets..............................................................      1,828      2,340
                                                                                     ---------- ----------
   Total investments................................................................     47,962     44,943
Cash and cash equivalents...........................................................      3,162      3,227
Cash and securities segregated, at fair value.......................................      1,551      1,280
Broker-dealer related receivables...................................................      1,605      1,327
Deferred policy acquisition costs...................................................      3,728      3,545
Goodwill and other intangible assets, net...........................................      3,673      3,697
Amounts due from reinsurers.........................................................      3,847      3,542
Loans to affiliates.................................................................      1,037      1,041
Guaranteed minimum income benefit reinsurance asset, at fair value..................     11,044     10,547
Other assets........................................................................      5,095      5,340
Separate Accounts' assets...........................................................     94,139     86,419
                                                                                     ---------- ----------

TOTAL ASSETS........................................................................ $  176,843 $  164,908
                                                                                     ========== ==========

LIABILITIES
Policyholders' account balances..................................................... $   28,263 $   26,033
Future policy benefits and other policyholders liabilities..........................     22,687     21,595
Broker-dealer related payables......................................................        664        466
Customers related payables..........................................................      2,562      1,889
Amounts due to reinsurers...........................................................         75         74
Short-term and long-term debt.......................................................        523        645
Loans from affiliates...............................................................      1,325      1,325
Current and deferred income taxes...................................................      5,172      5,104
Other liabilities...................................................................      3,503      3,815
Separate Accounts' liabilities......................................................     94,139     86,419
                                                                                     ---------- ----------
   Total liabilities................................................................    158,913    147,365
                                                                                     ---------- ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 16 and 17)

EQUITY
AXA Equitable's equity:
 Common stock, $1.25 par value, 2 million shares authorized, issued and outstanding.          2          2
 Capital in excess of par value.....................................................      5,992      5,743
 Retained earnings..................................................................      9,125      9,392
 Accumulated other comprehensive income (loss)......................................        317       (297)
                                                                                     ---------- ----------
   Total AXA Equitable's equity.....................................................     15,436     14,840
                                                                                     ---------- ----------
Noncontrolling interest.............................................................      2,494      2,703
                                                                                     ---------- ----------
   Total equity.....................................................................     17,930     17,543
                                                                                     ---------- ----------

TOTAL LIABILITIES AND EQUITY........................................................ $  176,843 $  164,908
                                                                                     ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                           2012      2011      2010
                                                                         --------  --------  --------
                                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income............ $  3,334  $  3,312  $  3,067
Premiums................................................................      514       533       530
Net investment income (loss):
 Investment income (loss) from derivative instruments...................     (978)    2,374      (284)
 Other investment income (loss).........................................    2,316     2,128     2,260
                                                                         --------  --------  --------
   Total net investment income (loss)...................................    1,338     4,502     1,976
                                                                         --------  --------  --------
Investment gains (losses), net:
 Total other-than-temporary impairment losses...........................      (96)      (36)     (300)
 Portion of loss recognized in other comprehensive income (loss)........        2         4        18
                                                                         --------  --------  --------
   Net impairment losses recognized.....................................      (94)      (32)     (282)
 Other investment gains (losses), net...................................       (3)      (15)       98
                                                                         --------  --------  --------
     Total investment gains (losses), net...............................      (97)      (47)     (184)
                                                                         --------  --------  --------
Commissions, fees and other income......................................    3,574     3,631     3,702
Increase (decrease) in the fair value of the reinsurance contract asset.      497     5,941     2,350
                                                                         --------  --------  --------
     Total revenues.....................................................    9,160    17,872    11,441
                                                                         --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................................    2,989     4,360     3,082
Interest credited to policyholders' account balances....................    1,166       999       950
Compensation and benefits...............................................    1,672     2,263     1,953
Commissions.............................................................    1,248     1,195     1,044
Distribution related payments...........................................      367       303       287
Amortization of deferred sales commissions..............................       40        38        47
Interest expense........................................................      108       106       106
Amortization of deferred policy acquisition costs.......................      576     3,620      (326)
Capitalization of deferred policy acquisition costs.....................     (718)     (759)     (655)
Rent expense............................................................      201       240       244
Amortization of other intangible assets.................................       24        24        23
Other operating costs and expenses......................................    1,429     1,359     1,438
                                                                         --------  --------  --------
     Total benefits and other deductions................................    9,102    13,748     8,193
                                                                         --------  --------  --------
Earnings (loss) from continuing operations, before income taxes......... $     58  $  4,124  $  3,248
Income tax (expense) benefit............................................      158    (1,298)     (789)
                                                                         --------  --------  --------

Net earnings (loss).....................................................      216     2,826     2,459
 Less: net (earnings) loss attributable to the noncontrolling interest..     (121)      101      (235)
                                                                         --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable....................... $     95  $  2,927  $  2,224
                                                                         ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                                2012     2011      2010
                                                                               ------  --------  --------
                                                                                      (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)........................................................... $  216  $  2,826  $  2,459
                                                                               ------  --------  --------

Other comprehensive income (loss) net of income taxes:
 Change in unrealized gains (losses), net of reclassification adjustment......    580       366       459
 Defined benefit plans:
   Net gain (loss) arising during year........................................    (82)     (169)     (121)
   Prior service cost arising during year.....................................      1        --        --
   Less: reclassification adjustment for:
     Amortization of net (gains) losses included in net periodic cost.........    106        94        82
     Amortization of net prior service credit included in net periodic cost...      1         1        (1)
                                                                               ------  --------  --------
       Other comprehensive income (loss) -- defined benefit plans.............     26       (74)      (40)
                                                                               ------  --------  --------
Total other comprehensive income (loss), net of income taxes..................    606       292       419
                                                                               ------  --------  --------

Comprehensive income (loss)...................................................    822     3,118     2,878

 Less: Comprehensive (income) loss attributable to noncontrolling interest....   (113)      122      (228)
                                                                               ------  --------  --------

Comprehensive Income (Loss) Attributable to AXA Equitable..................... $  709  $  3,240  $  2,650
                                                                               ======  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                               2012       2011       2010
                                                                            ---------  ---------  ---------
                                                                                     (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
 Common stock, at par value, beginning and end of year..................... $       2  $       2  $       2
                                                                            ---------  ---------  ---------

 Capital in excess of par value, beginning of year.........................     5,743      5,593      5,583
 Changes in capital in excess of par value.................................       249        150         10
                                                                            ---------  ---------  ---------
 Capital in excess of par value, end of year...............................     5,992      5,743      5,593
                                                                            ---------  ---------  ---------

 Retained earnings, beginning of year......................................     9,392      6,844      4,920
 Net earnings (loss).......................................................        95      2,927      2,224
 Stockholder dividends.....................................................      (362)      (379)      (300)
                                                                            ---------  ---------  ---------
 Retained earnings, end of year............................................     9,125      9,392      6,844
                                                                            ---------  ---------  ---------

 Accumulated other comprehensive income (loss), beginning of year..........      (297)      (610)    (1,036)
 Other comprehensive income (loss).........................................       614        313        426
                                                                            ---------  ---------  ---------
 Accumulated other comprehensive income (loss), end of year................       317       (297)      (610)
                                                                            ---------  ---------  ---------

   Total AXA Equitable's equity, end of year...............................    15,436     14,840     11,829
                                                                            ---------  ---------  ---------

 Noncontrolling interest, beginning of year................................     2,703      3,118      3,269
 Purchase of AllianceBernstein Units by noncontrolling interest............        --          1          5
 Purchase of noncontrolling interest in consolidated entity................        --        (31)        (5)
 Repurchase of AllianceBernstein Holding units.............................      (145)      (140)      (148)
 Net earnings (loss) attributable to noncontrolling interest...............       121       (101)       235
 Dividends paid to noncontrolling interest.................................      (219)      (312)      (357)
 Other comprehensive income (loss) attributable to noncontrolling interest.        (8)       (21)        (7)
 Other changes in noncontrolling interest..................................        42        189        126
                                                                            ---------  ---------  ---------

     Noncontrolling interest, end of year..................................     2,494      2,703      3,118
                                                                            ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR.................................................. $  17,930  $  17,543  $  14,947
                                                                            =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                                              2012     2011      2010
                                                                                            -------  --------  --------
                                                                                                   (IN MILLIONS)
Net earnings (loss)........................................................................ $   216  $  2,826  $  2,459
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
 Interest credited to policyholders' account balances......................................   1,166       999       950
 Universal life and investment-type product policy fee income..............................  (3,334)   (3,312)   (3,067)
 Net change in broker-dealer and customer related receivables/payables.....................     383       266       125
 (Income) loss related to derivative instruments...........................................     978    (2,374)      284
 Change in reinsurance recoverable with affiliate..........................................    (207)     (242)     (233)
 Investment (gains) losses, net............................................................      97        47       184
 Change in segregated cash and securities, net.............................................    (272)     (170)     (124)
 Change in deferred policy acquisition costs...............................................    (142)    2,861      (981)
 Change in future policy benefits..........................................................     876     2,110     1,136
 Change in current and deferred income taxes...............................................    (254)    1,226       803
 Real estate asset write-off charge........................................................      42         5        26
 Change in the fair value of the reinsurance contract asset................................    (497)   (5,941)   (2,350)
 Amortization of deferred compensation.....................................................      22       418       178
 Amortization of deferred sales commission.................................................      40        38        47
 Amortization of reinsurance cost..........................................................      47       211       274
 Other depreciation and amortization.......................................................     157       146       161
 Amortization of other intangibles.........................................................      24        24        23
 Other, net................................................................................    (122)      (76)      111
                                                                                            -------  --------  --------

Net cash provided by (used in) operating activities........................................    (780)     (938)        6
                                                                                            -------  --------  --------

Cash flows from investing activities:
 Maturities and repayments of fixed maturities and mortgage loans on real estate...........   3,551     3,435     2,753
 Sales of investments......................................................................   1,951     1,141     3,398
 Purchases of investments..................................................................  (7,893)   (7,970)   (7,068)
 Cash settlements related to derivative instruments........................................    (287)    1,429      (651)
 Change in short-term investments..........................................................      34        16       (53)
 Decrease in loans to affiliates...........................................................       4        --         3
 Investment in capitalized software, leasehold improvements and EDP equipment..............     (66)     (104)      (62)
 Other, net................................................................................      14        25       (25)
                                                                                            -------  --------  --------

Net cash provided by (used in) investing activities........................................  (2,692)   (2,028)   (1,705)
                                                                                            -------  --------  --------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010
                                  (CONTINUED)

                                                                         2012      2011      2010
                                                                       --------  --------  --------
                                                                               (IN MILLIONS)
Cash flows from financing activities:
 Policyholders' account balances:
   Deposits........................................................... $  5,437  $  4,461  $  3,187
   Withdrawals and transfers to Separate Accounts.....................     (982)     (821)     (483)
 Change in short-term financings......................................     (122)      220       (24)
 Change in collateralized pledged liabilities.........................     (288)      989      (270)
 Change in collateralized pledged assets..............................       (5)       99       533
 Capital contribution.................................................      195        --        --
 Shareholder dividends paid...........................................     (362)     (379)     (300)
 Repurchase of AllianceBernstein Holding units........................     (238)     (221)     (235)
 Distribution to noncontrolling interest in consolidated subsidiaries.     (219)     (312)     (357)
 Other, net...........................................................       (9)        2        11
                                                                       --------  --------  --------

Net cash provided by (used in) financing activities...................    3,407     4,038     2,062
                                                                       --------  --------  --------

Change in cash and cash equivalents...................................      (65)    1,072       363
Cash and cash equivalents, beginning of year..........................    3,227     2,155     1,792
                                                                       --------  --------  --------

Cash and Cash Equivalents, End of Year................................ $  3,162  $  3,227  $  2,155
                                                                       ========  ========  ========

Supplemental cash flow information:
 Interest Paid........................................................ $    107  $    107  $    110
                                                                       ========  ========  ========
 Income Taxes (Refunded) Paid......................................... $    271  $     36  $    (27)
                                                                       ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

   Insurance

   The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable.

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   At December 31, 2012 and 2011, the Company's economic interest in AllianceBernstein was 39.5% and 37.3%, respectively. At December 31, 2012 and 2011, respectively, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 65.5% and 64.6%. AXA Equitable as the General Partner of the limited partnership consolidates AllianceBernstein in the Company's consolidated financial statements.

   In the first quarter of 2011, AXA sold its 50% interest in AllianceBernstein's consolidated Australian joint venture to an unaffiliated third party as part of a larger transaction. On March 31, 2011, AllianceBernstein purchased that 50% interest from the unaffiliated third party, making this Australian entity an indirect wholly-owned subsidiary. AllianceBernstein purchased the remaining 50% interest for $21 million. As a result, the Company's Noncontrolling interest decreased $27 million and AXA Equitable's equity increased $6 million.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   At December 31, 2012 and 2011, respectively, the Insurance Group's General Account held $1 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities -- Revised. At December 31, 2012 and 2011, respectively, as reported in the consolidated balance sheet, these investments included $1 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2012 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

   Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2012, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $22 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $100,000 in and prospective investment management fees earned from these entities.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2012," "2011" and "2010" refer to the years ended December 31, 2012, 2011 and 2010, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Retrospective Adoption of Accounting Pronouncements

   In October 2010, the FASB issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance, an entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. This amended guidance was effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and permits, but does not require, retrospective application. The Company adopted this guidance effective January 1, 2012, and applied the retrospective method of adoption.

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated balance sheets:

                                    AS PREVIOUSLY REPORTED      ADJUSTMENT            AS ADJUSTED
                                    --------------------   --------------------  --------------------
                                        DECEMBER 31,           DECEMBER 31,          DECEMBER 31,
                                    --------------------   --------------------  --------------------
                                       2011        2010       2011       2010       2011       2010
                                    ---------   ---------  ---------  ---------  ---------  ---------
                                                              (IN MILLIONS)
ASSETS:
 Deferred policy acquisition costs. $   4,653   $   8,383  $  (1,108) $  (1,880) $   3,545  $   6,503
LIABILITIES:
 Current and deferred income taxes.     5,491       4,315       (387)      (658)     5,104      3,657
EQUITY:
 Retained earnings.................    10,120       8,085       (728)    (1,241)     9,392      6,844
 Accumulated other comprehensive
   income (loss)...................      (304)       (629)         7         19       (297)      (610)
 Total AXA Equitable's equity......    15,561      13,051       (721)    (1,222)    14,840     11,829
 Total equity......................    18,264      16,169       (721)    (1,222)    17,543     14,947

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of earnings (loss):

                                                                     AS PREVIOUSLY
                                                                       REPORTED     ADJUSTMENT AS ADJUSTED
                                                                    --------------  ---------- -----------
                                                                                (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011
   Benefits and Other Deductions:
       Amortization of deferred policy acquisition costs........... $        4,680  $  (1,060) $    3,620
       Capitalization of deferred policy acquisition costs.........         (1,030)       271        (759)
   Earnings (loss) from continuing operations, before income taxes.          3,335        789       4,124
   Income tax (expense) benefit....................................         (1,022)      (276)     (1,298)
   Net earnings (loss).............................................          2,313        513       2,826
   Net Earnings (Loss) Attributable to AXA Equitable...............          2,414        513       2,927

YEAR ENDED DECEMBER 31, 2010
   Benefits and Other Deductions:
       Amortization of deferred policy acquisition costs........... $          168  $    (494) $     (326)
       Capitalization of deferred policy acquisition costs.........           (916)       261        (655)
   Earnings (loss) from continuing operations, before income taxes.          3,015        233       3,248
   Income tax (expense) benefit....................................           (707)       (82)       (789)
   Net earnings (loss).............................................          2,308        151       2,459
   Net Earnings (Loss) Attributable to AXA Equitable...............          2,073        151       2,224

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of cash flows:

                                                 AS PREVIOUSLY
                                                   REPORTED       ADJUSTMENT     AS ADJUSTED
                                                --------------  --------------  ------------
                                                                (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011
 CASH FLOWS FROM OPERATING ACTIVITIES:
   Net earnings................................ $        2,313  $          513  $      2,826
   Change in deferred policy acquisition costs.          3,650            (789)        2,861
   Change in current and deferred income taxes.            950             276         1,226

YEAR ENDED DECEMBER 31, 2010
 CASH FLOWS FROM OPERATING ACTIVITIES:
   Net earnings................................ $        2,308  $          151  $      2,459
   Change in deferred policy acquisition costs.           (748)           (233)         (981)
   Change in current and deferred income taxes.            721              82           803

   Adoption of New Accounting Pronouncements

   In September 2011, the FASB issued new guidance on testing goodwill for impairment. The guidance is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance was effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In June 2011, the FASB issued new guidance to amend the existing alternatives for presenting Other comprehensive income (loss) ("OCI") and its components in financial statements. The amendments eliminate the current option to report OCI and its components in the statement of changes in equity. An entity can elect to present items of net earnings (loss) and OCI in one continuous statement or in two separate, but consecutive statements. This guidance will not change the items that constitute net earnings (loss) and OCI, when an item of OCI must be reclassified to net earnings (loss). The new guidance also called for reclassification adjustments from OCI to be measured and presented by income statement line item in net earnings (loss) and in OCI. This guidance was effective for interim and annual periods beginning after December 15, 2011. Consistent with this guidance, the Company currently presents items of net earnings (loss) and OCI in two consecutive statements. In December 2011, the FASB issued new guidance to defer the portion of the guidance to present components of OCI on the face of the Consolidated statement of earnings (loss).

   In May 2011, the FASB amended its guidance on fair value measurements and disclosure requirements to enhance comparability between U.S. GAAP and International Financial Reporting Standards ("IFRS"). The changes to the existing guidance include how and when the valuation premise of highest and best use applies, the application of premiums and discounts, as well as new required disclosures. This guidance was effective for reporting periods beginning after December 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2011, the FASB issued new guidance for a creditor's determination of whether a restructuring is a troubled debt restructuring ("TDR"). The new guidance provided additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a TDR. The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDR. The financial reporting implications of being classified as a TDR are that the creditor is required to:

     . Consider the receivable impaired when calculating the allowance for credit losses; and

     . Provide additional disclosures about its troubled debt restructuring activities in accordance with the requirements of recently issued guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.

   The new guidance was effective for the first interim or annual period beginning on or after June 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes", were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010 have been adopted. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2010, the FASB issued new guidance on stock compensation. This guidance provides clarification that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades and that may be different from the functional currency of the issuer, the functional currency of the subsidiary-employer, or the payroll currency of the employee-recipient, should be considered an equity award assuming all other criteria for equity classification are met. This guidance was effective for the first quarter of 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements as it is consistent with the policies and practices currently applied by the Company in accounting for share-based-payment awards.

   In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which was effective for the first quarter of 2011. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   Future Adoption of New Accounting Pronouncements

   In February 2013, the FASB issued new guidance to improve the reporting of reclassifications out of accumulated other comprehensive income (loss) ("AOCI"). The amendments in this guidance require an entity to report the effect of significant reclassifications out of AOCI on the respective line items in the statement of earnings (loss) if the amount being reclassified is required to be reclassified in its entirety to net earnings (loss). For other amounts that are not required to be reclassified in their entirety to net earnings in the same reporting period, an entity is required to cross-reference other disclosures that provide additional detail about those amounts. The guidance requires disclosure of reclassification information either in the notes or the face of the financial statements provided the information is presented in one location. This guidance is effective for interim and annual periods beginning after December 31, 2012. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In July 2012, the FASB issued new guidance on testing indefinite-lived intangible assets for impairment. The guidance is intended to reduce the cost and complexity of the annual indefinite-lived intangible assets impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance is effective for annual and interim indefinite-lived intangible assets impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted for certain companies. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In December 2011, the FASB issued new and enhanced disclosures about offsetting (netting) of financial instruments and derivatives, including repurchase/reverse repurchase agreements and securities lending/borrowing arrangements, to converge with those required by IFRS. The disclosures require presentation in tabular format of gross and net information about assets and liabilities that either are offset (presented net) on the balance sheet or are subject to master netting agreements or similar arrangements providing rights of setoff, such as global master repurchase, securities lending, and derivative clearing agreements, irrespective of whether the assets and liabilities are offset. Financial instruments subject only to collateral agreements are excluded from the scope of these requirements, however, the tabular disclosures are required to include the fair values of financial collateral, including cash, related to master netting agreements or similar arrangements. In January 2013, the FASB issued new guidance limiting the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or
   (2) subject to an enforceable master netting arrangement or similar agreement. This guidance is effective for interim and annual periods beginning after January 1, 2013 and is to be applied retrospectively to all comparative prior periods presented. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Department of Financial Services, Life Bureau (the "NYSDFS"), formerly the New York State Insurance Department. Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of deferred policy acquisition costs ("DAC"), are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2012 and 2011, the carrying value of COLI was $715 million and $737 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Valuation Allowances for Mortgage Loans:

   For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

     . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

     . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

     . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

     . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

     . Maturity -- Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

     . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

     . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

     . Property condition -- Significant deferred maintenance observed during Lender's annual site inspections.

     . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2012 and 2011, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $0 million and $52 million for commercial and $2 million and $5 million for agricultural, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring, the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Derivatives

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefit ("GMDB"), guaranteed minimum income benefit ("GMIB") and guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features (collectively, "GWBL and other features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GWBL and other features is that under-performance of the financial markets could result in GWBL and other features' benefits being higher than what accumulated policyholders' account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

   A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. For GMDB, GMIB, GIB and GWBL and other features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and other features that result from financial markets movements. A portion of exposure to realized interest rate volatility was hedged through December 31, 2012 using swaptions and a portion of exposure to realized equity volatility is hedged using equity options and variance swaps. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   At the end of 2012, AXA Equitable adjusted its long term view of interest rates and persistency and proceeded to reduce the size of its GMIB and GMDB interest rate hedges, changed their maturity and began to fully unwind its swaption position hedging exposure to interest rate volatility. AXA Equitable completed the full unwind in early 2013.

   GIB and GWBL and other features and reinsurance contract asset covering GMIB exposure are considered derivatives for accounting purposes and, therefore, are reported in the balance sheet at their fair value. None of the derivatives used in these programs were designated as qualifying hedges under U.S. GAAP accounting guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income (loss) in the consolidated statements of earnings (loss) except those resulting from changes in the fair values of the GIB and GWBL and other features which are reported in Policyholder's benefits and the GMIB reinsurance contract asset are reported on a separate line in the consolidated statement of earnings, respectively.

   In addition to the Company's existing programs, in first quarter 2012, the Company entered into interest rate swaps related to the Company's GMDB and GMIB block of business issued prior to 2001 to manage exposure to interest rate fluctuations.

   The Company periodically, including during 2012, has had in place a hedge program to partially protect against declining interest rates with respect to a part of its projected variable annuity sales.

   The Company also uses equity and commodity index options to hedge its exposure to equity linked and commodity indexed crediting rates on annuity and life products.

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses swaptions to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

   The Company is exposed to equity market fluctuations through investments in Separate Accounts and has equity future derivative contracts specifically to minimize such risk.

   In second quarter 2012, the Company entered into futures and total return swaps on equity indices to mitigate the impact on net earnings from Separate Account fee revenue fluctuations due to movements in the equity markets. These positions covered fees expected to be earned through December 31, 2012 of the current year from the Company's Separate Account products. As of December 31, 2012, all positions had matured.

   At December 31, 2012, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $270 million. At December 31, 2012, the Company had open exchange-traded futures positions on the 2-year, 5-year, 10-year, 30-year U.S. Treasury Notes and Eurodollars having initial margin requirements of $100 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $7 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2012 are exchange-traded and net settled daily in cash.

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

   The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. At December 31, 2012 and December 31, 2011, respectively, the Company held $1,165 million and $1,438 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

   Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2012, and 2011, respectively, were $5 million and $4 million, for which the Company posted collateral of $5 million in 2012, and held collateral of $3 million in 2011 in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2012, the Company would not have been required to post material collateral to its counterparties.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1  Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2  Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3  Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company defines fair value as the unadjusted quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

   At December 31, 2012 and 2011, respectively, the fair value of public fixed maturities is approximately $25,591 million and $24,534 million or approximately 19.2% and 19.8% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2012 and 2011, respectively, the fair value of private fixed maturities is approximately $8,016 million and $7,459 million or approximately 6.0% and 6.0% of the Company's total assets measured at fair value on a recurring basis. The fair values of the Company's private fixed maturities, which primarily are comprised of investments in private placement securities generally are determined using a discounted cash flow model. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2012 and 2011, respectively, the net fair value of freestanding derivative positions is approximately $1,163 million and $1,536 million or approximately 92.2% and 92.1% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2.

   The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $2 million at December 31, 2012 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2012.

   At December 31, 2012 and 2011, respectively, investments classified as Level 1 comprise approximately 70.3% and 70.2% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2012 and 2011, respectively, investments classified as Level 2 comprise approximately 28.4% and 28.2% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2012 and 2011, respectively, approximately $1,966 million and $1,718 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   At December 31, 2012 and 2011, respectively, investments classified as Level 3 comprise approximately 1.3% and 1.6% of assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2012 and 2011, respectively, were approximately $222 million and $347 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,021 million and $1,088 million of mortgage- and asset-backed securities, including commercial mortgage-backed securities ("CMBS"), are classified as Level 3 at December 31, 2012 and 2011, respectively. At December 31, 2012, the Company continued to apply a risk-adjusted present value technique to estimate the fair value of CMBS securities below the senior AAA tranche due to ongoing insufficient frequency and volume of observable trading activity in these securities. In applying this valuation methodology, the Company adjusted the projected cash flows of these securities for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from a third party service whose process placed significant reliance on market trading activity.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other feature's liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $447 million and $688 million at December 31, 2012 and 2011, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2012. Equity and fixed income volatilities are combined, with weighting based on the current fund distribution, to produce an overall volatility assumption. Scenarios are developed that value an at the money option at a price consistent with the overall volatility.

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method and for which the carrying value provides a reasonable estimate of fair value as the underlying investments of these partnerships are valued at estimated fair value.

   Fair values for the Company's long-term debt are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as for such transactions with third parties, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Certain other products such as Access Accounts are held at book value.

   Recognition of Insurance Income and Related Expenses

   Premiums from UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC. Due primarily to the significant decline in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Accounts balances to 9.0%, future estimated gross profits at December 31, 2008 for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products would be recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated assessments for the Accumulator(R) products, subject to loss recognition testing. In second quarter 2011, the DAC amortization method was changed to one based on estimated assessments for all issue years for the Accumulator(R) products due to continued volatility of margins and the continued emergence of periods of negative margins.

   DAC associated with UL products and investment-type products, other than Accumulator(R) products is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2012, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9.0% (6.71% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.71% net of product weighted average Separate Account fees) and 0.0% (-2.29% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. At December 31, 2012, current projections of future average gross market returns assume a 0.0% annualized return for the next two quarters, which is within the maximum and minimum limitations, grading to a reversion to the mean of 9.0% in eight quarters.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2012, the average rate of assumed investment yields, excluding policy loans, was 5.15% grading to 5.0% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with GMDB and GIB features. The Company previously issued certain variable annuity products with GWBL and other features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.90% for life insurance liabilities and from 1.57% to 11.25% for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2012, participating policies, including those in the Closed Block, represent approximately 6.2% ($22,418 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of six Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2012, 2011 and 2010, investment results of such Separate Accounts were gains (losses) of $10,110 million, $(2,928) million and $10,117 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2012 was not impaired.

   AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2012. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                   GROSS       GROSS
                                       AMORTIZED UNREALIZED  UNREALIZED                OTTI
                                         COST      GAINS       LOSSES    FAIR VALUE IN AOCI/(3)/
                                       --------- ---------- ------------ ---------- ------------
                                                             (IN MILLIONS)
DECEMBER 31, 2012:
Fixed Maturities:
 Corporate............................ $  20,854 $    2,364 $         20 $  23,198  $         --
 U.S. Treasury, government and agency.     4,664        517            1     5,180            --
 States and political subdivisions....       445         85           --       530            --
 Foreign governments..................       454         76           --       530            --
 Commercial mortgage-backed...........     1,175         16          291       900            13
 Residential mortgage-backed/(1)/.....     1,864         85           --     1,949            --
 Asset-backed/(2)/....................       175         12            5       182             5
 Redeemable preferred stock...........     1,089         60           11     1,138            --
                                       --------- ---------- ------------ ---------  ------------
   Total Fixed Maturities.............    30,720      3,215          328    33,607            18

Equity securities.....................        23          1           --        24            --
                                       --------- ---------- ------------ ---------  ------------

Total at December 31, 2012............ $  30,743 $    3,216 $        328 $  33,631  $         18
                                       ========= ========== ============ =========  ============

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

                                                    Gross       Gross
                                       Amortized  Unrealized  Unrealized                OTTI
                                         Cost       Gains       Losses    Fair Value in AOCI/(3)/
                                       --------- ------------ ----------- ---------- -----------
                                                             (In Millions)
December 31, 2011:
Fixed Maturities:
 Corporate............................ $  21,444 $      1,840 $       147 $  23,137  $        --
 U.S. Treasury, government and agency.     3,598          350          --     3,948           --
 States and political subdivisions....       478           64           2       540           --
 Foreign governments..................       461           65           1       525           --
 Commercial mortgage-backed...........     1,306            7         411       902           22
 Residential mortgage-backed/(1)/.....     1,556           90          --     1,646           --
 Asset-backed/(2)/....................       260           15          11       264            6
 Redeemable preferred stock...........     1,106           38         114     1,030           --
                                       --------- ------------ ----------- ---------  -----------
   Total Fixed Maturities.............    30,209        2,469         686    31,992           28

Equity securities.....................        18            1          --        19           --
                                       --------- ------------ ----------- ---------  -----------

Total at December 31, 2011............ $  30,227 $      2,470 $       686 $  32,011  $        28
                                       ========= ============ =========== =========  ===========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   At December 31, 2012 and 2011, respectively, the Company had trading fixed maturities with an amortized cost of $194 million and $172 million and carrying values of $202 million and $172 million. Gross unrealized gains on trading fixed maturities were $12 million and $4 million and gross unrealized losses were $4 million and $4 million for 2012 and 2011, respectively.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2012 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2012

                                                  AMORTIZED
                                                    COST    FAIR VALUE
                                                  --------- ----------
                                                     (IN MILLIONS)
          Due in one year or less................ $   3,018 $   3,088
          Due in years two through five..........     5,801     6,333
          Due in years six through ten...........     9,877    11,140
          Due after ten years....................     7,721     8,877
                                                  --------- ---------
             Subtotal............................    26,417    29,438
          Commercial mortgage-backed securities..     1,175       900
          Residential mortgage-backed securities.     1,864     1,949
          Asset-backed securities................       175       182
                                                  --------- ---------
          Total.................................. $  29,631 $  32,469
                                                  ========= =========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2012, 2011 and 2010:

                                                   December 31,
                                             -----------------------
                                              2012    2011     2010
                                             ------  ------  -------
                                                  (IN MILLIONS)
Proceeds from sales......................... $  139  $  340  $   840
                                             ======  ======  =======
Gross gains on sales........................ $   13  $    6  $    28
                                             ======  ======  =======
Gross losses on sales....................... $  (12) $   (9) $   (16)
                                             ======  ======  =======
Total OTTI.................................. $  (96) $  (36) $  (300)
Non-credit losses recognized in OCI.........      2       4       18
                                             ------  ------  -------
Credit losses recognized in earnings (loss). $  (94) $  (32) $  (282)
                                             ======  ======  =======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                                                          2012     2011
                                                                                        -------  -------
                                                                                          (IN MILLIONS)
Balances at January 1,................................................................. $  (332) $  (329)
Previously recognized impairments on securities that matured, paid, prepaid or sold....      54       29
Recognized impairments on securities impaired to fair value this period/(1)/...........      --       --
Impairments recognized this period on securities not previously impaired...............     (62)     (27)
Additional impairments this period on securities previously impaired...................     (32)      (5)
Increases due to passage of time on previously recorded credit losses..................      --       --
Accretion of previously recognized impairments due to increases in expected cash flows.      --       --
                                                                                        -------  -------
Balances at December 31,............................................................... $  (372) $  (332)
                                                                                        =======  =======

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                  DECEMBER 31,
                               ------------------
                                 2012      2011
                               --------  --------
                                  (IN MILLIONS)
AFS Securities:
 Fixed maturities:
   With OTTI loss............. $    (12) $    (47)
   All other..................    2,899     1,830
 Equity securities............        1         1
                               --------  --------
Net Unrealized Gains (Losses). $  2,888  $  1,784
                               ========  ========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                  AOCI GAIN
                                                  NET                                               (LOSS)
                                              UNREALIZED                           DEFERRED       RELATED TO
                                                 GAINS                              INCOME      NET UNREALIZED
                                              (LOSSES) ON          POLICYHOLDERS   TAX ASSET      INVESTMENT
                                              INVESTMENTS   DAC     LIABILITIES   (LIABILITY)   GAINS (LOSSES)
                                              ----------- ------  --------------  ----------- ------------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2012..................... $      (47) $    5  $            6  $       12  $              (24)
Net investment gains (losses) arising during
  the period.................................          5      --              --          --                   5
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........         32      --              --          --                  32
   Excluded from Net earnings (loss)/(1)/....         (2)     --              --          --                  (2)
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................         --      (4)             --          --                  (4)
   Deferred income taxes.....................         --      --              --         (10)                (10)
   Policyholders liabilities.................         --      --              (2)         --                  (2)
                                              ----------  ------  --------------  ----------  ------------------
BALANCE, DECEMBER 31, 2012................... $      (12) $    1  $            4  $        2  $               (5)
                                              ==========  ======  ==============  ==========  ==================

BALANCE, JANUARY 1, 2011..................... $      (16) $    3  $            2  $        4  $               (7)
Net investment gains (losses) arising during
  the period.................................        (32)     --              --          --                 (32)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........          5      --              --          --                   5
   Excluded from Net earnings (loss)/(1)/....         (4)     --              --          --                  (4)

Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................         --       2              --          --                   2
   Deferred income taxes.....................         --      --              --           8                   8
   Policyholders liabilities.................         --      --               4          --                   4
                                              ----------  ------  --------------  ----------  ------------------
BALANCE, DECEMBER 31, 2011................... $      (47) $    5  $            6  $       12  $              (24)
                                              ==========  ======  ==============  ==========  ==================

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                   AOCI GAIN
                                                  NET                                                (LOSS)
                                              UNREALIZED                            DEFERRED       RELATED TO
                                                 GAINS                               INCOME      NET UNREALIZED
                                              (LOSSES) ON            POLICYHOLDERS  TAX ASSET      INVESTMENT
                                              INVESTMENTS    DAC      LIABILITIES  (LIABILITY)   GAINS (LOSSES)
                                              ----------- ---------  ------------- -----------  ---------------
                                                                        (IN MILLIONS)
BALANCE, JANUARY 1, 2012..................... $     1,831 $    (207) $       (385) $      (433) $           806
Net investment gains (losses) arising during
  the period.................................       1,008        --            --           --            1,008
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........          59        --            --           --               59
   Excluded from Net earnings (loss)/(1)/....           2        --            --           --                2
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................          --        28            --           --               28
   Deferred income taxes.....................          --        --            --         (308)            (308)
   Policyholders liabilities.................          --        --          (218)          --             (218)
                                              ----------- ---------  ------------  -----------  ---------------
BALANCE, DECEMBER 31, 2012................... $     2,900 $    (179) $       (603) $      (741) $         1,377
                                              =========== =========  ============  ===========  ===============

BALANCE, JANUARY 1, 2011..................... $       889 $    (108) $       (121) $      (232) $           428
Net investment gains (losses) arising during
  the period.................................         915        --            --           --              915
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........          23        --            --           --               23
   Excluded from Net earnings (loss)/(1)/....           4        --            --           --                4
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................          --       (99)           --           --              (99)
   Deferred income taxes.....................          --        --            --         (201)            (201)
   Policyholders liabilities.................          --        --          (264)          --             (264)
                                              ----------- ---------  ------------  -----------  ---------------
BALANCE, DECEMBER 31, 2011................... $     1,831 $    (207) $       (385) $      (433) $           806
                                              =========== =========  ============  ===========  ===============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 402 issues at December 31, 2012 and the 535 issues at December 31, 2011 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                         LESS THAN 12 MONTHS    12 MONTHS OR LONGER          TOTAL
                                       ----------------------  --------------------  --------------------
                                                     GROSS                  GROSS                 GROSS
                                                   UNREALIZED             UNREALIZED            UNREALIZED
                                       FAIR VALUE    LOSSES    FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                       ---------- -----------  ---------- ---------- ---------- ----------
                                                                  (IN MILLIONS)
DECEMBER 31, 2012:
Fixed Maturities:
 Corporate............................ $      562 $        (5) $      208 $     (15) $      770 $     (20)
 U.S. Treasury, government and agency.        513          (1)         --        --         513        (1)
 States and political subdivisions....         20          --          --        --          20        --
 Foreign governments..................          6          --           2        --           8        --
 Commercial mortgage-backed...........          7          (3)        805      (288)        812      (291)
 Residential mortgage-backed..........         27          --           1        --          28        --
 Asset-backed.........................          8          --          36        (5)         44        (5)
 Redeemable preferred stock...........        143          (1)        327       (10)        470       (11)
                                       ---------- -----------  ---------- ---------  ---------- ---------

Total................................. $    1,286 $       (10) $    1,379 $    (318) $    2,665 $    (328)
                                       ========== ===========  ========== =========  ========== =========

December 31, 2011:
Fixed Maturities:
 Corporate............................ $    1,910 $       (96) $      389 $     (51) $    2,299 $    (147)
 U.S. Treasury, government and agency.        149          --          --        --         149        --
 States and political subdivisions....         --          --          18        (2)         18        (2)
 Foreign governments..................         30          (1)          5        --          35        (1)
 Commercial mortgage-backed...........         79         (27)        781      (384)        860      (411)
 Residential mortgage-backed..........         --          --           1        --           1        --
 Asset-backed.........................         49          --          44       (11)         93       (11)
 Redeemable preferred stock...........        341         (28)        325       (86)        666      (114)
                                       ---------- -----------  ---------- ---------  ---------- ---------

Total................................. $    2,558 $      (152) $    1,563 $    (534) $    4,121 $    (686)
                                       ========== ===========  ========== =========  ========== =========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2012 and 2011 were $138 million and $139 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2012 and 2011, respectively, approximately $2,095 million and

   $2,179 million, or 6.8% and 7.2%, of the $30,720 million and $30,209 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $224 million and $455 million at December 31, 2012 and 2011, respectively.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2012 and 2011, respectively, the Company owned $17 million and $23 million in RMBS backed by subprime residential mortgage loans, and $11 million and $13 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2012, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $17 million.

   At December 31, 2012 and 2011, respectively, the amortized cost of the Company's trading account securities was $2,265 million and $1,014 million with respective fair values of $2,309 million and $982 million. Also at December 31, 2012 and 2011, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $58 million and $48 million and costs of $57 million and $50 million as well as other equity securities with carrying values of $24 million and $19 million and costs of $23 million and $18 million.

   In 2012, 2011 and 2010, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $69 million, $(42) million and $39 million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings (loss).

   Mortgage Loans

   The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $126 million and $141 million at December 31, 2012 and 2011, respectively. Gross interest income on these loans included in net investment income (loss) totaled $7 million, $7 million and $0 million in 2012, 2011 and 2010, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $8 million, $7 million and $0 million in 2012, 2011 and 2010, respectively.

   Troubled Debt Restructurings

   In 2011, one of the 2 loans shown in the table below was modified to interest only payments until October 1, 2013, at which time the loan reverts to its normal amortizing payment. In 2012, the second loan was modified retroactive to the July 1, 2012 payment and was converted to interest only payments through maturity in August 2014. Due to the nature of the modifications, short-term principal amortization relief, the modifications have no financial impact. The fair market value of the underlying real estate collateral is the primary factor in determining the allowance for credit losses and as such, modifications of loan terms typically have no direct impact on the allowance for credit losses.

                 TROUBLED DEBT RESTRUCTURING -- MODIFICATIONS
                               DECEMBER 31, 2012

                                           OUTSTANDING RECORDED INVESTMENT
                                 NUMBER   ----------------------------------
                                OF LOANS  PRE-MODIFICATION POST-MODIFICATION
                                --------- ---------------- -----------------
                                                (DOLLARS IN MILLIONS)
Troubled debt restructurings:
   Agricultural mortgage loans.        -- $             -- $              --
   Commercial mortgage loans...         2              126               126
                                --------- ---------------- -----------------
Total..........................         2 $            126 $             126
                                ========= ================ =================

   There were no default payments on the above loans during 2012.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2012, 2011 and 2010 are as follows:

                                                    COMMERCIAL MORTGAGE LOANS
                                                    -----------------------
                                                       2012       2011  2010
                                                    ---------    -----  -----
                                                         (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,...................... $      32    $  18  $  --
   Charge-offs.....................................        --       --     --
   Recoveries......................................       (24)      (8)    --
   Provision.......................................        26       22     18
                                                    ---------    -----  -----
Ending Balance, December 31,....................... $      34    $  32  $  18
                                                    =========    =====  =====

Ending Balance, December 31,:
   Individually Evaluated for Impairment........... $      34    $  32  $  18
                                                    =========    =====  =====
   Collectively Evaluated for Impairment........... $      --    $  --  $  --
                                                    =========    =====  =====

   Loans Acquired with Deteriorated Credit Quality. $      --    $  --  $  --
                                                    =========    =====  =====

   There were no allowances for credit losses for agricultural mortgage loans in 2012, 2011 and 2010.

   The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2012 and 2011, respectively.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2012

                                              DEBT SERVICE COVERAGE RATIO
                                   -------------------------------------------------
                                                                               LESS   TOTAL
                                    GREATER  1.8X TO 1.5X TO 1.2X TO  1.0X TO  THAN  MORTGAGE
                                   THAN 2.0X  2.0X    1.8X    1.5X     1.2X    1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/          --------- ------- ------- -------- ------- ------ --------
                                                         (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
 0% - 50%......................... $    269  $   21  $   --  $     -- $   27  $   -- $    317
 50% - 70%........................      370      75     619       655     --      --    1,719
 70% - 90%........................       61     102     235       445    131      15      989
 90% plus.........................       --      --      --       156     89     165      410
                                   --------  ------  ------  -------- ------  ------ --------

Total Commercial Mortgage Loans... $    700  $  198  $  854  $  1,256 $  247  $  180 $  3,435
                                   ========  ======  ======  ======== ======  ====== ========

AGRICULTURAL MORTGAGE LOANS/(1)/
 0% - 50%......................... $    179  $   84  $  211  $    308 $  177  $   49 $  1,008
 50% - 70%........................      122      29     136       188    116      50      641
 70% - 90%........................       --      --      --         1     --       8        9
 90% plus.........................       --      --      --        --     --      --       --
                                   --------  ------  ------  -------- ------  ------ --------

Total Agricultural Mortgage Loans. $    301  $  113  $  347  $    497 $  293  $  107 $  1,658
                                   ========  ======  ======  ======== ======  ====== ========

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2012

                                      DEBT SERVICE COVERAGE RATIO
                           --------------------------------------------------
                                                                        LESS   TOTAL
                            GREATER  1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN  MORTGAGE
                           THAN 2.0X  2.0X    1.8X     1.5X     1.2X    1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/  --------- ------- -------- -------- ------- ------ --------
                                                  (IN MILLIONS)
TOTAL MORTGAGE LOANS/(1)/
 0% - 50%................. $    448  $  105  $    211 $    308 $  204  $   49 $  1,325
 50% - 70%................      492     104       755      843    116      50    2,360
 70% - 90%................       61     102       235      446    131      23      998
 90% plus.................       --      --        --      156     89     165      410
                           --------  ------  -------- -------- ------  ------ --------

Total Mortgage Loans...... $  1,001  $  311  $  1,201 $  1,753 $  540  $  287 $  5,093
                           ========  ======  ======== ======== ======  ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2011

                                              Debt Service Coverage Ratio
                                   --------------------------------------------------
                                                                                Less   Total
                                    Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                   than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/          --------- ------- -------- -------- ------- ------ --------
                                                          (In Millions)
Commercial Mortgage Loans/(1)/
 0% - 50%......................... $    182  $   --  $     33 $     30 $   31  $   -- $    276
 50% - 70%........................      201     252       447      271     45      --    1,216
 70% - 90%........................       --      41       280      318    213      --      852
 90% plus.........................       --      --        84      135    296     117      632
                                   --------  ------  -------- -------- ------  ------ --------

Total Commercial Mortgage Loans... $    383  $  293  $    844 $    754 $  585  $  117 $  2,976
                                   --------  ------  -------- -------- ------  ------ --------

Agricultural Mortgage Loans/(1)/
 0% - 50%......................... $    150  $   89  $    175 $    247 $  190  $    8 $    859
 50% - 70%........................       68      15       101      158     82      45      469
 70% - 90%........................       --      --        --        1     --       8        9
 90% plus.........................       --      --        --       --     --      --       --
                                   --------  ------  -------- -------- ------  ------ --------

Total Agricultural Mortgage Loans. $    218  $  104  $    276 $    406 $  272  $   61 $  1,337
                                   --------  ------  -------- -------- ------  ------ --------

Total Mortgage Loans/(1)/
 0% - 50%......................... $    332  $   89  $    208 $    277 $  221  $    8 $  1,135
 50% - 70%........................      269     267       548      429    127      45    1,685
 70% - 90%........................       --      41       280      319    213       8      861
 90% plus.........................       --      --        84      135    296     117      632
                                   --------  ------  -------- -------- ------  ------ --------

Total Mortgage Loans.............. $    601  $  397  $  1,120 $  1,160 $  857  $  178 $  4,313
                                   --------  ------  -------- -------- ------  ------ --------

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2012 and 2011, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                          RECORDED
                                                                                         INVESTMENT
                                         90                           TOTAL        (GREATER THAN) 90 DAYS
                      30-59 60-89       DAYS                        FINANCING               AND
                      DAYS  DAYS  OR (GREATER THAN) TOTAL CURRENT  RECEIVABLES            ACCRUING
                      ----- ----- ----------------- ----- -------- ----------- ------------------------------
                                                           (IN MILLIONS)
DECEMBER 31, 2012
 Commercial.......... $  -- $  -- $              -- $  -- $  3,435 $    3,435  $                           --
 Agricultural........     6     1                10    17    1,641      1,658                               9
                      ----- ----- ----------------- ----- -------- ----------  ------------------------------
TOTAL MORTGAGE LOANS. $   6 $   1 $              10 $  17 $  5,076 $    5,093  $                            9
                      ===== ===== ================= ===== ======== ==========  ==============================

December 31, 2011
 Commercial.......... $  61 $  -- $              -- $  61 $  2,915 $    2,976  $                           --
 Agricultural........     5     1                 7    13    1,324      1,337                               3
                      ----- ----- ----------------- ----- -------- ----------  ------------------------------
Total Mortgage Loans. $  66 $   1 $               7 $  74 $  4,239 $    4,313  $                            3
                      ===== ===== ================= ===== ======== ==========  ==============================

   The following table provides information relating to impaired loans at December 31, 2012 and 2011, respectively.

                                                IMPAIRED MORTGAGE LOANS

                                                 UNPAID                        AVERAGE           INTEREST
                                      RECORDED  PRINCIPAL    RELATED           RECORDED           INCOME
                                     INVESTMENT  BALANCE    ALLOWANCE       INVESTMENT/(1)/     RECOGNIZED
                                     ---------- ---------  ----------   ----------------------- ----------
                                                                (IN MILLIONS)
DECEMBER 31, 2012:
With no related allowance recorded:
 Commercial mortgage loans -- other. $       -- $     --   $       --   $                    -- $      --
 Agricultural mortgage loans........          2        2           --                         3        --
                                     ---------- --------   ----------   ----------------------- ---------
TOTAL............................... $        2 $      2   $       --   $                     3 $      --
                                     ========== ========   ==========   ======================= =========

With related allowance recorded:
 Commercial mortgage loans -- other. $      170 $    170   $      (34)  $                   178 $      10
 Agricultural mortgage loans........         --       --           --                        --        --
                                     ---------- --------   ----------   ----------------------- ---------
TOTAL............................... $      170 $    170   $      (34)  $                   178 $      10
                                     ========== ========   ==========   ======================= =========

December 31, 2011:
With no related allowance recorded:
 Commercial mortgage loans -- other. $       -- $     --   $       --   $                    -- $      --
 Agricultural mortgage loans........          5        5           --                         5        --
                                     ---------- --------   ----------   ----------------------- ---------
Total............................... $        5 $      5   $       --   $                     5 $      --
                                     ========== ========   ==========   ======================= =========

With related allowance recorded:
 Commercial mortgage loans -- other. $      202 $    202   $      (32)  $                   152 $       8
 Agricultural mortgage loans........         --       --           --                        --        --
                                     ---------- --------   ----------   ----------------------- ---------
Total............................... $      202 $    202   $      (32)  $                   152 $       8
                                     ========== ========   ==========   ======================= =========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   Equity Real Estate

   The Insurance Group's investment in equity real estate is through investments in real estate joint ventures.

   Equity Method Investments

   Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,520 million and $1,587 million, respectively, at December 31, 2012 and 2011. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $0 million and $91 million, respectively, at December 31, 2012 and 2011. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $170 million, $179 million and $173 million, respectively, for 2012, 2011 and 2010.

   Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10.0% or greater (3 and 3 individual ventures at December 31, 2012 and 2011, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:

                                                                                      DECEMBER 31,
                                                                                     --------------
                                                                                      2012    2011
                                                                                     ------  ------
                                                                                      (IN MILLIONS)
BALANCE SHEETS
Investments in real estate, at depreciated cost..................................... $  233  $  584
Investments in securities, generally at fair value..................................     54      51
Cash and cash equivalents...........................................................      8      10
Other assets........................................................................     14      13
                                                                                     ------  ------
Total Assets........................................................................ $  309  $  658
                                                                                     ======  ======

Borrowed funds -- third party....................................................... $  162  $  372
Other liabilities...................................................................     11       6
                                                                                     ------  ------
Total liabilities...................................................................    173     378
                                                                                     ------  ------

Partners' capital...................................................................    136     280
                                                                                     ------  ------
Total Liabilities and Partners' Capital............................................. $  309  $  658
                                                                                     ======  ======

The Company's Carrying Value in These Entities Included Above....................... $   63  $  169
                                                                                     ======  ======

                                                                               2012   2011    2010
                                                                              -----  ------  ------
                                                                                  (IN MILLIONS)
STATEMENTS OF EARNINGS (LOSS)
Revenues of real estate joint ventures....................................... $  26  $  111  $  110
Net revenues of other limited partnership interests..........................     3       6       3
Interest expense -- third party..............................................    --     (21)    (22)
Other expenses...............................................................   (19)    (61)    (59)
                                                                              -----  ------  ------
Net Earnings (Loss).......................................................... $  10  $   35  $   32
                                                                              =====  ======  ======

The Company's Equity in Net Earnings (Loss) of These Entities Included Above. $  18  $   20  $   18
                                                                              =====  ======  ======

   Derivatives

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2012

                                                      FAIR VALUE
                                                -----------------------
                                                                          GAINS (LOSSES)
                                      NOTIONAL     ASSET     LIABILITY      REPORTED IN
                                       AMOUNT   DERIVATIVES DERIVATIVES   EARNINGS (LOSS)
                                      --------- ----------- ----------- -------------------
                                                          (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
 Futures............................. $   6,189 $        -- $        2  $            (1,058)
 Swaps...............................       965           2         56                 (320)
 Options.............................     3,492         443        219                   66

Interest rate contracts:/(1)/
 Floors..............................     2,700         291         --                   68
 Swaps...............................    18,239         554        353                  402
 Futures.............................    14,033          --         --                   84
 Swaptions...........................     7,608         502         --                 (220)

Other freestanding contracts:/(1)/
 Foreign currency Contracts..........        81           1         --                   --
                                                                        -------------------
NET INVESTMENT INCOME (LOSS).........                                                  (978)
                                                                        -------------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...........        --      11,044         --                  497

GIB and GWBL and other features/(2)/.        --          --        265                   26
                                      --------- ----------- ----------  -------------------

Balances, December 31, 2012.......... $  53,307 $    12,837 $      895  $              (455)
                                      ========= =========== ==========  ===================

  /(1)/Reported in Other invested assets or Other liabilities in the consolidated balance sheets.
  /(2)/Reported in Future policy benefits and other policyholder liabilities.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2011

                                                       Fair Value
                                                ------------------------
                                                                            Gains (Losses)
                                      Notional     Asset      Liability       Reported In
                                       Amount   Derivatives  Derivatives    Earnings (Loss)
                                      --------- ------------ ----------- ---------------------
                                                            (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
 Futures............................. $   6,443 $         -- $        2  $                 (34)
 Swaps...............................       784           10         21                     33
 Options.............................     1,211           92         85                    (20)

Interest rate contracts:/(1)/
 Floors..............................     3,000          327         --                    139
 Swaps...............................     9,826          503        317                    590
 Futures.............................    11,983           --         --                    849
 Swaptions...........................     7,354        1,029         --                    817

Other freestanding contracts:/(1)/
 Foreign currency contracts..........        38           --         --                     --
                                                                         ---------------------
Net investment income (loss).........                                                    2,374
                                                                         ---------------------

Embedded derivatives:
GMIB reinsurance contracts...........        --       10,547         --                  5,941

GIB and GWBL and other features/(2)/.        --           --        291                   (197)
                                      --------- ------------ ----------  ---------------------

Balances, December 31, 2011.......... $  40,639 $     12,508 $      716  $               8,118
                                      ========= ============ ==========  =====================

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholder liabilities.

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                     2012          2011         2010
                                   --------  ---------------  --------
                                              (IN MILLIONS)
Fixed maturities.................. $  1,529  $         1,555  $  1,616
Mortgage loans on real estate.....      264              241       231
Equity real estate................       14               19        20
Other equity investments..........      189              116       111
Policy loans......................      226              229       234
Short-term investments............       15                5        11
Derivative investments............     (978)           2,374      (284)
Broker-dealer related receivables.       14               13        12
Trading securities................       85              (29)       49
Other investment income...........       33               37        36
                                   --------  ---------------  --------
   Gross investment income (loss).    1,391            4,560     2,036

Investment expenses...............      (50)             (55)      (56)
Interest expense..................       (3)              (3)       (4)
                                   --------  ---------------  --------

Net Investment Income (Loss)...... $  1,338  $         4,502  $  1,976
                                   ========  ===============  ========

   For 2012, 2011 and 2010, respectively, Net investment income (loss) from derivatives included $232 million, $1,303 million and $(968) million of realized gains (losses) on contracts closed during those periods and $746 million, $1,071 million and $684 million of unrealized gains (losses) on derivative positions at each respective year end.

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                 2012    2011     2010
                                ------  ------  -------
                                     (IN MILLIONS)
Fixed maturities............... $  (89) $  (29) $  (200)
Mortgage loans on real estate..     (7)    (14)     (18)
Other equity investments.......    (13)     (4)      34
Other..........................     12      --       --
                                ------  ------  -------
Investment Gains (Losses), Net. $  (97) $  (47) $  (184)
                                ======  ======  =======

   For 2012, 2011 and 2010, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $6 million, $10 million and $31 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AllianceBernstein totaled $3,472 million and $3,472 million at December 31, 2012 and 2011, respectively. The Company annually tests this goodwill for recoverability at December 31, first by comparing the fair value of its investment in AllianceBernstein, the reporting unit, to its carrying value and further by measuring the amount of impairment loss only if the result indicates a potential impairment. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AllianceBernstein as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AllianceBernstein for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AllianceBernstein's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AllianceBernstein as well as taxes incurred at the Company level in order to determine the fair value of its investment in AllianceBernstein. At December 31, 2012 and 2011, the Company determined that goodwill was not impaired as the fair value of its investment in AllianceBernstein exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AllianceBernstein related intangible assets was $561 million and $561 million at December 31, 2012 and 2011, respectively and the accumulated amortization of these intangible assets was $360 million and $336 million at December 31, 2012 and 2011, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $24 million, $23 million and $24 million for 2012, 2011 and 2010, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $24 million.

   At December 31, 2012 and 2011, respectively, net deferred sales commissions totaled $95 million and $60 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2012 net asset balance for each of the next five years is $39 million, $26 million, $20 million, $9 million and $0 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2012, AllianceBernstein determined that the deferred sales commission asset was not impaired.

   In 2011, AllianceBernstein made two acquisitions, Pyrander Capital Management LLC and Taiwan International Investment Management Co., both investment management companies. The purchase price of these acquisitions was $25 million, consisting of $21 million of cash payments and $4 million payable over the next two years. The excess of purchase price over current fair value of identifiable net assets acquired resulted in the recognition of $15 million of goodwill as of December 31, 2011.

   On October 1, 2010, AllianceBernstein acquired SunAmerica's alternative investment group, an experienced team that manages a portfolio of hedge fund and private equity fund investments. The purchase price of this acquisition was $49 million, consisting of $14 million of cash payments, $3 million of assumed deferred compensation liabilities and $32 million of net contingent consideration payable. The net contingent consideration payable consists of the net present value of three annual payments of $2 million to SunAmerica based on its assets under management transferred to AllianceBernstein in the acquisition and the net present value of projected revenue sharing payments of

   $36 million based on projected newly-raised AUM by the acquired group. This contingent consideration payable was offset by $4 million of performance-based fees earned in 2010 determined to be pre-acquisition consideration. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $46 million of goodwill. During 2011, no adjustments were made to the contingent consideration payable.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                                                                              DECEMBER 31,
                                                                                                            -----------------
                                                                                                              2012     2011
                                                                                                            -------- --------
                                                                                                              (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account balances and other.......................................... $  7,942 $  8,121
Policyholder dividend obligation...........................................................................      373      260
Other liabilities..........................................................................................      192       86
                                                                                                            -------- --------
Total Closed Block liabilities.............................................................................    8,507    8,467
                                                                                                            -------- --------

ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value (amortized cost of $5,245 and $5,342)..................    5,741    5,686
Mortgage loans on real estate..............................................................................    1,255    1,205
Policy loans...............................................................................................    1,026    1,061
Cash and other invested assets.............................................................................        2       30
Other assets...............................................................................................      232      207
                                                                                                            -------- --------
Total assets designated to the Closed Block................................................................    8,256    8,189
                                                                                                            -------- --------

Excess of Closed Block liabilities over assets designated to the Closed Block..............................      251      278

Amounts included in accumulated other comprehensive income (loss):
 Net unrealized investment gains (losses), net of deferred income tax (expense) benefit of $(47) and $(33)
   and policyholder dividend obligation of $(373) and $(260)...............................................       87       62
                                                                                                            -------- --------

Maximum Future Earnings To Be Recognized From Closed Block Assets and Liabilities.......................... $    338 $    340
                                                                                                            ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                        2012          2011         2010
                                       ------  -----------------  ------
                                                 (IN MILLIONS)
REVENUES:
Premiums and other income............. $  316  $             354  $  365
Investment income (loss)..............    420                438     468
Net investment gains (losses).........     (9)               (10)    (23)
                                       ------  -----------------  ------
Total revenues........................    727                782     810
                                       ------  -----------------  ------

BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends.    724                757     776
Other operating costs and expenses....     --                  2       2
                                       ------  -----------------  ------
Total benefits and other deductions...    724                759     778
                                       ------  -----------------  ------

Net revenues, before income taxes.....      3                 23      32
Income tax (expense) benefit..........     (1)                (8)    (11)
                                       ------  -----------------  ------
Net Revenues (Losses)................. $    2  $              15  $   21
                                       ======  =================  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                      DECEMBER 31,
                                      -------------
                                       2012   2011
                                      ------ ------
                                      (IN MILLIONS)
Balances, beginning of year.......... $  260 $  119
Unrealized investment gains (losses).    113    141
                                      ------ ------
Balances, End of year................ $  373 $  260
                                      ====== ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                 DECEMBER 31,
                                                --------------
                                                 2012    2011
                                                ------  ------
                                                 (IN MILLIONS)
Balance, beginning of year..................... $  718  $  772
Contractholder bonus interest credits deferred.     30      34
Amortization charged to income.................   (127)    (88)
                                                ------  ------
Balance, End of Year........................... $  621  $  718
                                                ======  ======

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. Fair value measurements also are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2012 and 2011, no assets were required to be measured at fair value on a non-recurring basis.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2012

                                                  LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                                 ---------  --------- --------- ----------
                                                               (IN MILLIONS)

ASSETS
Investments:
   Fixed maturities, available-for-sale:
       Corporate................................ $       6  $  22,837 $     355 $   23,198
       U.S. Treasury, government and agency.....        --      5,180        --      5,180
       States and political subdivisions........        --        480        50        530
       Foreign governments......................        --        511        19        530
       Commercial mortgage-backed...............        --         --       900        900
       Residential mortgage-backed/(1)/.........        --      1,940         9      1,949
       Asset-backed/(2)/........................        --         69       113        182
       Redeemable preferred stock...............       242        881        15      1,138
                                                 ---------  --------- --------- ----------
          Subtotal..............................       248     31,898     1,461     33,607
                                                 ---------  --------- --------- ----------
   Other equity investments.....................        78         --        77        155
   Trading securities...........................       446      1,863        --      2,309
   Other invested assets:
       Short-term investments...................        --         98        --         98
       Swaps....................................        --        148        --        148
       Futures..................................        (2)        --        --         (2)
       Options..................................        --        224        --        224
       Floors...................................        --        291        --        291
       Swaptions................................        --        502        --        502
                                                 ---------  --------- --------- ----------
          Subtotal..............................        (2)     1,263        --      1,261
                                                 ---------  --------- --------- ----------
Cash equivalents................................     2,289         --        --      2,289
Segregated securities...........................        --      1,551        --      1,551
GMIB reinsurance contracts......................        --         --    11,044     11,044
Separate Accounts' assets.......................    90,751      2,775       224     93,750
                                                 ---------  --------- --------- ----------
       Total Assets............................. $  93,810  $  39,350 $  12,806 $  145,966
                                                 =========  ========= ========= ==========

LIABILITIES
GIB and GWBL and other features' liability......        --         --       265        265
                                                 ---------  --------- --------- ----------
       Total Liabilities........................ $      --  $      -- $     265 $      265
                                                 =========  ========= ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2011

                                                  Level 1    Level 2   Level 3      Total
                                                 ---------  --------- ---------  ----------
                                                                (In Millions)

ASSETS
Investments:
   Fixed maturities, available-for-sale:
       Corporate................................ $       7  $  22,698 $     432  $   23,137
       U.S. Treasury, government and agency.....        --      3,948        --       3,948
       States and political subdivisions........        --        487        53         540
       Foreign governments......................        --        503        22         525
       Commercial mortgage-backed...............        --         --       902         902
       Residential mortgage-backed/(1)/.........        --      1,632        14       1,646
       Asset-backed/(2)/........................        --         92       172         264
       Redeemable preferred stock...............       203        813        14       1,030
                                                 ---------  --------- ---------  ----------
          Subtotal..............................       210     30,173     1,609      31,992
                                                 ---------  --------- ---------  ----------
   Other equity investments.....................        66         --        77         143
   Trading securities...........................       457        525        --         982
   Other invested assets:
       Short-term investments...................        --        132        --         132
       Swaps....................................        --        177        (2)        175
       Futures..................................        (2)        --        --          (2)
       Options..................................        --          7        --           7
       Floors...................................        --        327        --         327
       Swaptions................................        --      1,029        --       1,029
                                                 ---------  --------- ---------  ----------
          Subtotal..............................        (2)     1,672        (2)      1,668
                                                 ---------  --------- ---------  ----------
Cash equivalents................................     2,475         --        --       2,475
Segregated securities...........................        --      1,280        --       1,280
GMIB reinsurance contracts......................        --         --    10,547      10,547
Separate Accounts' assets.......................    83,672      2,532       215      86,419
                                                 ---------  --------- ---------  ----------
       Total Assets............................. $  86,878  $  36,182 $  12,446  $  135,506
                                                 =========  ========= =========  ==========

LIABILITIES
GIB and GWBL and other features' liability...... $      --  $      -- $     291  $      291
                                                 ---------  --------- ---------  ----------
       Total Liabilities........................ $      --  $      -- $     291  $      291
                                                 =========  ========= =========  ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   In 2012, AFS fixed maturities with fair values of $109 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $17 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.7% of total equity at December 31, 2012. In the first quarter of 2012, one of the Company's private securities went public and as a result, $14 million was transferred from a Level 3 classification to a Level 2 classification. In the third quarter of 2012, $6 million was transferred from a Level 2 classification to a Level 1 classification due to the lapse of the trading restriction period for one of the Company's public securities.

   In 2011, AFS fixed maturities with fair values of $51 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $171 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2011. In the second quarter of 2011, $21 million was transferred from a Level 2 classification to a Level 1 classification due to the lapse of the trading restriction period for one of the Company's public securities. In the third quarter of 2011, $3 million was transferred from a Level 2 classification to a Level 1 classification due to the lapse of the trading restriction period for one of the Company's public securities.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2012 and 2011, respectively.

                                                                    LEVEL 3 INSTRUMENTS
                                                                  FAIR VALUE MEASUREMENTS
                                                ----------------------------------------------------------
                                                          STATE AND
                                                          POLITICAL         COMMERCIAL RESIDENTIAL
                                                            SUB-    FOREIGN MORTGAGE-   MORTGAGE-   ASSET-
                                                CORPORATE DIVISIONS  GOVTS    BACKED     BACKED     BACKED
                                                --------- --------- ------- ---------- ----------- -------
                                                                       (IN MILLIONS)

BALANCE, JANUARY 1, 2012....................... $    432  $     53  $   22  $     902  $       14  $   172
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
       Net investment income (loss)............        2        --      --          2          --       --
       Investment gains (losses), net..........        4        --      --       (105)         --       --
                                                --------  --------  ------  ---------  ----------  -------
 Subtotal......................................        6        --      --       (103)         --       --
                                                --------  --------  ------  ---------  ----------  -------
Other comprehensive income (loss)..............       15        (1)     --        128          --        4
Purchases......................................       --        --      --         --          --       --
Issuances......................................       --        --      --         --          --       --
Sales..........................................      (47)       (2)     --        (27)         (5)     (25)
Settlements....................................       --        --      --         --          --       --
Transfers into Level 3/(2)/....................       17        --      --         --          --       --
Transfers out of Level 3/(2)/..................      (68)       --      (3)        --          --      (38)
                                                --------  --------  ------  ---------  ----------  -------
BALANCE, DECEMBER 31, 2012/(1)/................ $    355  $     50  $   19  $     900  $        9  $   113
                                                ========  ========  ======  =========  ==========  =======

BALANCE, JANUARY 1, 2011....................... $    320  $     49  $   21  $   1,103  $       --  $   148
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
       Net investment income (loss)............        1        --      --          2          --       --
       Investment gains (losses), net..........       --        --      --        (30)         --        1
                                                --------  --------  ------  ---------  ----------  -------
 Subtotal...................................... $      1  $     --  $   --  $     (28) $       --  $     1
                                                --------  --------  ------  ---------  ----------  -------
Other comprehensive income (loss)..............       (2)        5      (1)       (34)         (1)       2
Purchases......................................      117        --       1         --          --       21
Sales..........................................      (52)       (2)     --       (139)         (5)     (33)
Transfers into Level 3/(2)/....................      100         1       1         --          20       33
Transfers out of Level 3/(2)/..................      (52)       --      --         --          --       --
                                                --------  --------  ------  ---------  ----------  -------
BALANCE, DECEMBER 31, 2011/(1)/................ $    432  $     53  $   22  $     902  $       14  $   172
                                                ========  ========  ======  =========  ==========  =======

  /(1)/There were no U.S. Treasury, government and agency securities classified as Level 3 at December 31, 2012 and 2011.
  /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                                                                                      GWBL
                                                   REDEEMABLE          OTHER           OTHER      GMIB     SEPARATE AND OTHER
                                                   PREFERRED          EQUITY          INVESTED REINSURANCE ACCOUNTS FEATURES
                                                     STOCK        INVESTMENTS/(1)/     ASSETS     ASSET     ASSETS  LIABILITY
                                                  -----------  ---------------------  -------- ----------- -------- ---------
                                                                                 (IN MILLIONS)
BALANCE, JANUARY 1, 2012......................... $        14  $                  77  $    (2) $   10,547  $   215  $     291
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
     Net investment income (loss)................          --                     --       --          --       --         --
     Investment gains (losses), net..............          --                     --       --          --        8         --
     Increase (decrease) in the fair value of
       reinsurance contracts.....................          --                     --       --         315       --         --
     Policyholders' benefits.....................          --                     --       --          --       --        (77)
                                                  -----------  ---------------------  -------  ----------  -------  ---------
 Subtotal........................................          --                     --       --         315        8        (77)
                                                  -----------  ---------------------  -------  ----------  -------  ---------
Other comprehensive income (loss)................           1                     --        2          --       --         --
Purchases........................................          --                     --       --         182        6         51
Issuances........................................          --                     --       --          --       --         --
Sales............................................          --                     --       --          --       (2)        --
Settlements......................................          --                     --       --          --       (3)        --
Transfers into Level 3/(2)/......................          --                     --       --          --       --         --
Transfers out of Level 3/(2)/....................          --                     --       --          --       --         --
                                                  -----------  ---------------------  -------  ----------  -------  ---------
BALANCE, DECEMBER 31, 2012....................... $        15  $                  77  $    --  $   11,044  $   224  $     265
                                                  ===========  =====================  =======  ==========  =======  =========

BALANCE, JANUARY 1, 2011......................... $         2  $                  73  $    --  $    4,606  $   207  $      94
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
     Net investment income (loss)................          --                     --       (2)         --       --         --
     Investment gains (losses), net..............          --                      1       --          --       --         --
     Increase (decrease) in the fair value of
       reinsurance contracts.....................          --                     --       --       5,737       17         --
     Policyholders' benefits.....................          --                     --       --          --       --        176
                                                  -----------  ---------------------  -------  ----------  -------  ---------
 Subtotal........................................ $        --  $                   1  $    (2) $    5,737  $    17  $     176
                                                  -----------  ---------------------  -------  ----------  -------  ---------
Other comprehensive income (loss)................          (1)                     6       --          --       --         --
Purchases........................................          --                      2       --         204        4         21
Sales............................................          (2)                    (5)      --          --      (11)        --
Settlements......................................          --                     --       --          --       (2)        --
Transfers into Level 3/(2)/......................          15                     --       --          --       --         --
                                                  -----------  ---------------------  -------  ----------  -------  ---------
BALANCE, DECEMBER 31, 2011....................... $        14  $                  77  $    (2) $   10,547  $   215  $     291
                                                  ===========  =====================  =======  ==========  =======  =========

  /(1)/Includes Trading securities' Level 3 amount.
  /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2012 and 2011 by category for Level 3 assets and liabilities still held at December 31, 2012 and 2011, respectively:

                                                                 EARNINGS (LOSS)
                                                   -------------------------------------------
                                                                               INCREASE
                                                      NET     INVESTMENT   (DECREASE) IN THE
                                                   INVESTMENT   GAINS        FAIR VALUE OF              POLICY-
                                                     INCOME   (LOSSES),       REINSURANCE               HOLDERS'
                                                     (LOSS)      NET           CONTRACTS         OCI    BENEFITS
                                                   ---------- ---------- --------------------- ------  ----------
                                                                            (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2012
STILL HELD AT DECEMBER 31, 2012:/(1)/
   Change in unrealized gains (losses):
       Fixed maturities, available-for-sale:
          Corporate............................... $       -- $      --  $                  -- $   14  $       --
          State and political
            subdivisions..........................         --        --                     --     (1)         --
          Foreign governments.....................         --        --                     --      1          --
          Commercial mortgage-
            backed................................         --        --                     --    124          --
          Asset-backed............................         --        --                     --      3          --
          Other fixed maturities,
            available-for-sale....................         --        --                     --     --          --
                                                   ---------- ---------  --------------------- ------  ----------
              Subtotal............................ $       -- $      --  $                  -- $  141  $       --
                                                   ---------- ---------  --------------------- ------  ----------
       GMIB reinsurance contracts.................         --        --                    497     --          --
       Separate Accounts' assets..................         --         8                     --     --          --
       GIB and GWBL and other
         features' liability......................         --        --                     --     --          26
                                                   ---------- ---------  --------------------- ------  ----------
              Total............................... $       -- $       8  $                 497 $  141  $       26
                                                   ========== =========  ===================== ======  ==========
Level 3 Instruments
Full Year 2011
Still Held at December 31, 2011:/(1)/
   Change in unrealized gains (losses):
       Fixed maturities, available-for-sale:
          Corporate............................... $       -- $      --  $                  -- $    1  $       --
          State and political
            subdivisions..........................         --        --                     --      5          --
          Foreign governments.....................         --        --                     --     (1)         --
          Commercial mortgage-
            backed................................         --        --                     --    (40)         --
          Asset-backed............................         --        --                     --      2          --
          Other fixed maturities,
            available-for-sale....................         --        --                     --     (2)         --
                                                   ---------- ---------  --------------------- ------  ----------
              Subtotal............................ $       -- $      --  $                  -- $  (35) $       --
                                                   ---------- ---------  --------------------- ------  ----------
       GMIB reinsurance contracts.................         --        --                  5,941     --          --
       Separate Accounts' assets..................         --        18                     --     --          --
       GIB and GWBL and other
         features' liability......................         --        --                     --     --        (197)
                                                   ---------- ---------  --------------------- ------  ----------
              Total............................... $       -- $      18  $               5,941 $  (35) $     (197)
                                                   ========== =========  ===================== ======  ==========

  /(1)/There were no Equity securities classified as AFS, Other equity investments, Cash equivalents or Segregated securities at December 31, 2012 and 2011.

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2012.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2012

                                         FAIR         VALUATION                  SIGNIFICANT
                                         VALUE        TECHNIQUE               UNOBSERVABLE INPUT                 RANGE
                                        ------- --------------------- ----------------------------------   -----------------
                                                                          (IN MILLIONS)
ASSETS:
Investments:
 Fixed maturities, available-for-sale:
   Corporate........................... $    94 Matrix pricing model   Spread over the industry-specific
                                                                                   benchmark yield curve   125 BPS - 650 BPS
----------------------------------------------------------------------------------------------------------------------------

   Commercial mortgage-backed..........     889 Discounted Cash flow               Constant default rate     3.0% - 25.0%
                                                                                  Probability of default         55.0%
                                                                                           Loss severity         49.0%
                                                                                           Discount rate    3.72% - 13.42%
----------------------------------------------------------------------------------------------------------------------------

   Residential mortgage-backed.........       1 Matrix pricing model     Spread over U.S. Treasury curve        46 BPS
----------------------------------------------------------------------------------------------------------------------------

   Asset-backed........................       8 Matrix pricing model     Spread over U.S. Treasury curve   30 BPS - 695 BPS
----------------------------------------------------------------------------------------------------------------------------

   Other equity investments............      38 Market comparable                       Revenue multiple     0.6X - 62.5X
                                                  companies                                 R&D multiple     1.0X - 30.6X
                                                                                           Discount rate         18.0%
                                                                                          Discount years         1 - 2
                                                                      Discount for lack of marketability
                                                                                        and risk factors     40.0% - 60.0%
----------------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets..............     194 Third party appraisal                Capitalization rate         5.5%
                                                                                Exit capitalization rate         6.6%
                                                                                           Discount rate         7.7%

                                             22 Discounted cash flow     Spread over U.S. Treasury curve   275 BPS - 586 BPS
                                                                                          Inflation rate      2.0% - 3.0%
                                                                                         Discount factor      1.0% - 2.0%
----------------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.............  11,044 Discounted Cash flow                         Lapse Rates      1.5% - 8.0%
                                                                                        Withdrawal Rates      0.2% - 8.0%
                                                                                  GMIB Utilization Rates      0.0% - 15.0%
                                                                                    Non-performance risk    13 BPS - 45 BPS
                                                                               Volatility rates - Equity     24.0% - 36.0%
----------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL/(1)/......................... $   205 Discounted Cash flow                         Lapse Rates      1.0% - 8.0%
                                                                                        Withdrawal Rates      0.0% - 7.0%
                                                                               Volatility rates - Equity     24.0% - 36.0%
----------------------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

   Excluded from the table above are approximately $516 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not reasonably available. The fair value measurements of these Level 3 investments comprise approximately 29.3% of total assets classified as Level 3 and represent only 0.4% of total assets measured at fair value on a recurring basis. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the table above are approximately $94 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3 at December 31, 2012 that is determined by application of a matrix pricing model, representing approximately 26.5% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Commercial mortgage-backed securities classified as Level 3 consist of holdings subordinate to the AAA-tranche position and for which the Company applies a discounted cash flow methodology to measure fair value. The process for determining fair value first adjusts the contractual principal and interest payments to reflect performance expectations and then discounts the securities' cash flows to reflect an appropriate risk-adjusted return. The significant unobservable inputs used in these fair value measurements are default rate and probability, loss severity, and the discount rate. An increase either in the cumulative default rate, probability of default, or loss severity would result in a decrease in the fair value of these securities; generally, those assumptions would change in a directionally similar manner. A decrease in the discount rate would result in directionally inverse movement in the fair value measurement of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the table above are approximately 11.1% of the total fair value of these Level 3 securities at December 31, 2012 that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the table above are approximately 7.1% of the total fair value of these Level 3 securities at December 31, 2012 that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Other equity investments classified as Level 3 primarily consist of private venture capital fund investments of AllianceBernstein for which fair values are adjusted to reflect expected exit values as evidenced by financing and sale transactions with third parties or when consideration of other factors, such as current company performance and market conditions, is determined by management to require valuation adjustment. Significant increase (decrease) in isolation in the underlying enterprise value to revenue multiple and enterprise value to R&D investment multiple, if applicable, would result in significantly higher (lower) fair value measurement. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value measurement. Significant increase (decrease) in isolation in the discount factor ascribed for lack of marketability and various risk factors would result in significantly lower (higher) fair value measurement. Changes in the discount factor generally are not correlated to changes in the value multiples. Also classified as Level 3 are approximately $30 million private venture capital fund-of-fund investments of AllianceBernstein for which fair value is estimated using the capital account balances provided by the partnerships. The interests in these partnerships cannot be redeemed. As of December 31, 2012, AllianceBernstein's aggregate unfunded commitments to these investments were approximately $12 million.

   Separate Accounts' assets classified as Level 3 primarily consist of private equity investments with fair value of approximately $198 million, including approximately $194 million fair value investment in a private real estate fund, as well as mortgage loans with fair value of approximately $18 million. Third party appraisal is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach also is applied to determine the approximately $4 million fair value of the other private equity investment and for which the significant unobservable assumptions are an inflation rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the inflation rate would have directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans, a significant increase (decrease) in the assumed spread over US Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 at December 31, 2012 consist of mortgage- and asset-backed securities with fair values of approximately $4 million and $4 million, respectively, and for which those measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in equity and interest rate volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in equity and interest rate volatility would increase these liabilities.

   The carrying values and fair values at December 31, 2012 and 2011 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

                                                                 DECEMBER 31, 2012
                                                 --------------------------------------------------
                                                                         FAIR VALUE
                                                 CARRYING -----------------------------------------
                                                  VALUE      LEVEL 1     LEVEL 2  LEVEL 3   TOTAL
                                                 -------- -------------- -------- -------- --------
                                                                   (IN MILLIONS)

Mortgage loans on real estate................... $  5,059 $           -- $     -- $  5,249 $  5,249
Other limited partnership interests.............    1,514             --       --    1,514    1,514
Loans to affiliates.............................    1,037             --      784      402    1,186
Policyholders liabilities: Investment contracts.    2,494             --       --    2,682    2,682
Long-term debt..................................      200             --      236       --      236
Loans from affiliates...........................    1,325             --    1,676       --    1,676

                                                    December 31, 2011
                                                 -----------------------
                                                 Carrying
                                                  Value     Fair Value
                                                 -------- --------------
                                                      (In Millions)

Mortgage loans on real estate................... $  4,281 $        4,432
Other limited partnership interests.............    1,582          1,582
Loans to affiliates.............................    1,041          1,097
Policyholders liabilities: Investment contracts.    2,549          2,713
Long-term debt..................................      200            220
Loans from affiliates...........................    1,325          1,485

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

   A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

     . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

     . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

     . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

     . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include a five year or an annual reset; or

     . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                GMDB      GMIB      TOTAL
                              --------  --------  --------
                                      (IN MILLIONS)
Balance at January 1, 2010... $  1,087  $  1,558  $  2,645
 Paid guarantee benefits.....     (208)      (45)     (253)
 Other changes in reserve....      386       798     1,184
                              --------  --------  --------
Balance at December 31, 2010.    1,265     2,311     3,576
 Paid guarantee benefits.....     (203)      (47)     (250)
 Other changes in reserve....      531     1,866     2,397
                              --------  --------  --------
Balance at December 31, 2011.    1,593     4,130     5,723
 Paid guarantee benefits.....     (288)      (77)     (365)
 Other changes in reserve....      467       508       975
                              --------  --------  --------
Balance at December 31, 2012. $  1,772  $  4,561  $  6,333
                              ========  ========  ========

     Related GMDB reinsurance ceded amounts were:

                                      GMDB
                              ---------------------
                                  (IN MILLIONS)

Balance at January 1, 2010...
                              $                 405
   Paid guarantee benefits...                   (81)
   Other changes in reserve..                   209
                              ---------------------
Balance at December 31, 2010.                   533
   Paid guarantee benefits...                   (81)
   Other changes in reserve..                   264
                              ---------------------
Balance at December 31, 2011.                   716
   Paid guarantee benefits...                  (127)
   Other changes in reserve..                   255
                              ---------------------
Balance at December 31, 2012. $                 844
                              =====================

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2012 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                       RETURN OF
                                                        PREMIUM    RATCHET    ROLL-UP       COMBO        TOTAL
                                                       ---------  --------  -----------  -----------  -----------
                                                                          (DOLLARS IN MILLIONS)
GMDB:
 Account values invested in:
   General Account.................................... $  12,817  $    223  $       102  $       467  $    13,609
   Separate Accounts.................................. $  30,349  $  7,419  $     3,722  $    34,536  $    76,026
 Net amount at risk, gross............................ $     756  $    784  $     2,722  $    13,931  $    18,193
 Net amount at risk, net of amounts reinsured......... $     756  $    480  $     1,843  $     5,617  $     8,696
 Average attained age of contractholders..............      48.5      63.8         69.4         64.6         52.9
 Percentage of contractholders over age 70............       8.1%     29.3%        49.9%        30.8%        14.8%
 Range of contractually specified interest rates......       N/A       N/A   3.0% - 6.0%  3.0% - 6.5%  3.0% - 6.5%

GMIB:
 Account values invested in:
   General Account....................................       N/A       N/A  $        23  $       562  $       585
   Separate Accounts..................................       N/A       N/A  $     2,488  $    46,378  $    48,866
 Net amount at risk, gross............................       N/A       N/A  $     1,995  $    10,208  $    12,203
 Net amount at risk, net of amounts reinsured.........       N/A       N/A  $       593  $     2,753  $     3,346
 Weighted average years remaining until annuitization.       N/A       N/A          0.3          4.4          4.2
 Range of contractually specified interest rates......       N/A       N/A   3.0% - 6.0%  3.0% - 6.5%  3.0% - 6.5%

   The liability for GIB and GWBL and other features, not included above, was $265 million and $291 million at December 31, 2012 and 2011, respectively, which are accounted for as embedded derivatives. This liability reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

   B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                 DECEMBER 31,
              -------------------
                2012      2011
              --------- ---------
                 (IN MILLIONS)
GMDB:
Equity....... $  52,633 $  46,207
Fixed income.     3,748     3,810
Balanced.....    19,102    19,525
Other........       543       652
              --------- ---------
Total........ $  76,026 $  70,194
              ========= =========

GMIB:
Equity....... $  33,361 $  29,819
Fixed income.     2,335     2,344
Balanced.....    12,906    13,379
Other........       264       345
              --------- ---------
Total........ $  48,866 $  45,887
              ========= =========

   C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2012, the total account value and net amount at risk of the hedged variable annuity contracts were $38,029 million and $7,035 million, respectively, with the GMDB feature and $21,615 million and $2,761 million, respectively, with the GMIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

   D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
   Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders' liabilities, and the related reinsurance ceded.

                                               REINSURANCE
                              DIRECT LIABILITY    CEDED       NET
                              ---------------- -----------  --------
                                          (IN MILLIONS)

Balance at January 1, 2010... $           255  $      (174) $     81
 Other changes in reserves...             120          (57)       63
                              ---------------  -----------  --------
Balance at December 31, 2010.             375         (231)      144
 Other changes in reserves...              95          (31)       64
                              ---------------  -----------  --------
Balance at December 31, 2011.             470         (262)      208
 Other changes in reserves...              86          (48)       38
                              ---------------  -----------  --------
Balance at December 31, 2012. $           556  $      (310) $    246
                              ===============  ===========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single-life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2012, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 5.2% and 47.0%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 21.3% and 51.3%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2012 and 2011 were $11,044 million and $10,547 million, respectively. The increases (decreases) in estimated fair value were $497 million, $5,941 million and $2,350 million for 2012, 2011 and 2010, respectively.

   At December 31, 2012 and 2011, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,465 million and $2,383 million, of which $1,964 million and $1,959 million related to two specific reinsurers, which are rated A/AA- with the remainder of the reinsurers rated BBB and above or not rated. At December 31, 2012 and 2011, affiliated reinsurance recoverables related to insurance contracts amounted to $1,383 million and $1,159 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

   Reinsurance payables related to insurance contracts totaling $73 million and $73 million are included in other liabilities in the consolidated balance sheets at December 31, 2012 and 2011, respectively.

   The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $160 million and $177 million at December 31, 2012 and 2011, respectively.

   The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2012 and 2011 were $752 million and $703 million, respectively.

   The following table summarizes the effect of reinsurance:

                                                                     2012    2011    2010
                                                                    ------  ------  ------
                                                                         (IN MILLIONS)
Direct premiums.................................................... $  873  $  908  $  903
Reinsurance assumed................................................    219     210     213
Reinsurance ceded..................................................   (578)   (585)   (586)
                                                                    ------  ------  ------
Premiums........................................................... $  514  $  533  $  530
                                                                    ======  ======  ======
Universal Life and Investment-type Product Policy Fee Income Ceded. $  234  $  221  $  210
                                                                    ======  ======  ======
Policyholders' Benefits Ceded...................................... $  667  $  510  $  536
                                                                    ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $86 million and $92 million at December 31, 2012 and 2011, respectively. At December 31, 2012 and 2011, respectively, $1,704 million and $1,684 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                           2012  2011  2010
                                           ----- ----- -----
                                             (IN MILLIONS)
Incurred benefits related to current year. $  16 $  24 $  30
Incurred benefits related to prior years..    14    18    10
                                           ----- ----- -----
Total Incurred Benefits................... $  30 $  42 $  40
                                           ===== ===== =====
Benefits paid related to current year..... $  21 $  15 $  12
Benefits paid related to prior years......    16    24    30
                                           ----- ----- -----
Total Benefits Paid....................... $  37 $  39 $  42
                                           ===== ===== =====

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                                                           DECEMBER 31,
                                                                           -------------
                                                                            2012   2011
                                                                           ------ ------
                                                                           (IN MILLIONS)

Short-term debt:
AllianceBernstein commercial paper (with interest rates of 0.5% and 0.2%). $  323 $  445
                                                                           ------ ------
Total short-term debt.....................................................    323    445
                                                                           ------ ------

Long-term debt:
AXA Equitable:
   Surplus Notes, 7.7%, due 2015..........................................    200    200
                                                                           ------ ------
Total long-term debt......................................................    200    200
                                                                           ------ ------

Total Short-term and Long-term Debt....................................... $  523 $  645
                                                                           ====== ======

   Short-term Debt

   AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($12 million, as of December 31, 2012). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2012, there were no outstanding borrowings from FHLBNY.

   In December 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1,000 million with SCB LLC as an additional borrower.

   The AB Credit Facility is available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1,000 million commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the AB Credit Facility and management expects to draw on the AB Credit Facility from time to time.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency or bankruptcy related events of default, all amounts payable under the AB Credit Facility would automatically become immediately due and payable, and the lender's commitments would automatically terminate.

   The AB Credit Facility provides for possible increases in principal amount by up to an aggregate incremental amount of $250 million ("accordion feature"), any such increase being subject to the consent of the affected lenders. Amounts under the AB Credit Facility may be borrowed, repaid and re-borrowed by either company from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AllianceBernstein are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the AB Credit Facility bear interest at a rate per annum, which will be, at AllianceBernstein's option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AllianceBernstein, plus one of the following indexes: London Interbank Offered Rate ("LIBOR"); a floating base rate; or the Federal Funds rate.

   On January 17, 2012, the AB Credit Facility was amended and restated. The principal amount was amended to $900 million from the original principal amount of $1,000 million. Also, the amendment increased the accordion feature from $250 million to $350 million. In addition, the maturity date of the AB Credit Facility has been extended from December 9, 2013 to January 17, 2017. There were no other significant changes in terms and conditions included in this amendment.

   As of December 31, 2012 and 2011, AllianceBernstein had no amounts outstanding under the AB Credit Facility or the previous revolving credit facilities, respectively.

   In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit us to borrow up to an aggregate of approximately $200 million while three lines have no stated limit.

   Long-term Debt

   At December 31, 2012, the Company was not in breach of any long-term debt covenants.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of these notes was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold a jointly owned real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

   In November 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   In December 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   Other Transactions

   In October 2012, AXA Equitable sold its 50% interest in a real estate joint venture supporting the Wind-up Annuities line of business to 1285 Holdings, LLC, a non-insurance subsidiary of AXA Financial in exchange for $402 million in cash. The $195 million after-tax excess of the real estate joint venture's fair value over its carrying value has been accounted for as a capital contribution to AXA Equitable. In connection with this sale, the Company recognized a $226 million pre-tax premium deficiency reserve related to the Wind-up Annuities line of business.

   In August 2012, the Company purchased agricultural mortgage loans from MONY Life Insurance Company ("MONY Life") and MONY Life Insurance Company of America ("MLOA"), both of which are wholly-owned subsidiaries of AXA Financial, for a purchase price of $109 million.

   The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $37 million, $14 million and $59 million, respectively, for 2012, 2011 and 2010.

   In 2012, 2011 and 2010, respectively, the Company paid AXA Distribution and its subsidiaries $684 million, $641 million and $647 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $348 million, $413 million and $428 million, respectively, for their applicable share of operating expenses in 2012, 2011 and 2010, pursuant to the Agreements for Services.

   The Company currently reinsures to AXA RE Arizona Company (formerly AXA Bermuda, which during second quarter 2012, redomesticated from Bermuda to Arizona and changed its name to AXA RE Arizona Company) ("AXA Arizona") a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2012 and 2011, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,888 million and $8,129 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2012, 2011 and 2010 related to the UL and no lapse guarantee riders totaled approximately $484 million, $484 million and $477 million, respectively. Ceded claims paid in 2012, 2011 and 2010 were $68 million, $31 million and $39 million, respectively.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life beginning in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis. Premiums earned in 2012, 2011 and 2010 under this arrangement totaled approximately $0 million, $1 million and $0 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $0 million, $0 million and $0 million, respectively.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable. Premiums earned in 2012, 2011 and 2010 totaled approximately $9 million, $9 million and $9 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $1 million, $1 million and $1 million, respectively.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums earned in 2012, 2011 and 2010 from AXA Equitable Life and Annuity Company totaled approximately $7 million, $8 million and $7 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $5 million, $4 million and $4 million, respectively. Premiums earned in 2012, 2011 and 2010 from U.S. Financial Life Insurance Company ("USFL") totaled approximately $5 million, $5 million and $5 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $7 million, $8 million and $10 million, respectively.

   Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $161 million, $152 million and $160 million in 2012, 2011 and 2010, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $26 million, $22 million and $51 million in 2012, 2011 and 2010, respectively. The net receivable related to these contracts was approximately $8 million and $15 million at December 31, 2012 and 2011, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                               2012   2011   2010
                                              ------ ------ ------
                                                 (IN MILLIONS)
Investment advisory and services fees........ $  886 $  840 $  778
Distribution revenues........................    401    352    339
Other revenues -- shareholder servicing fees.     89     92     93
Other revenues -- other......................      5      6      5

12)EMPLOYEE BENEFIT PLANS

   PENSION PLANS

   AXA Equitable sponsors a qualified defined benefit plan covering its eligible employees (including certain qualified part-time employees), managers and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan. The Company also sponsors non-qualified defined benefit plans and post-retirement plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

   For 2012, cash contributions by AXA Equitable and AllianceBernstein to their respective qualified pension plans were $260 million and $5 million. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2012, no minimum contribution is required to be made in 2013 under ERISA, as amended by the Pension Act, but management is currently evaluating if it will make contributions during 2013. AllianceBernstein currently estimates that it will contribute $4 million to its pension plan during 2013.

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                2012    2011    2010
                               ------  ------  ------
                                    (IN MILLIONS)
Service cost.................. $   40  $   41  $   37
Interest cost.................    109     122     129
Expected return on assets.....   (146)   (120)   (115)
Actuarial (gains) loss........      1      --      --
Net amortization..............    164     145     125
Plan amendments and additions.     --      --      13
                               ------  ------  ------
Net Periodic Pension Expense.. $  168  $  188  $  189
                               ======  ======  ======

   Changes in the Projected Benefit Obligation ("PBO") of the Company's qualified plans were comprised of:

                                                    DECEMBER 31,
                                                 ------------------
                                                   2012      2011
                                                 --------  --------
                                                    (IN MILLIONS)
Projected benefit obligation, beginning of year. $  2,626  $  2,424
Service cost....................................       32        30
Interest cost...................................      109       122
Actuarial (gains) losses........................      219       229
Benefits paid...................................     (187)     (179)
Plan amendments and additions...................       (2)       --
                                                 --------  --------
Projected Benefit Obligation, End of Year....... $  2,797  $  2,626
                                                 ========  ========

   The following table discloses the change in plan assets and the funded status of the Company's qualified pension plans:

                                                         DECEMBER 31,
                                                      ------------------
                                                        2012      2011
                                                      --------  --------
                                                         (IN MILLIONS)
Pension plan assets at fair value, beginning of year. $  2,093  $  1,529
Actual return on plan assets.........................      231        77
Contributions........................................      265       672
Benefits paid and fees...............................     (193)     (185)
                                                      --------  --------
Pension plan assets at fair value, end of year.......    2,396     2,093
PBO..................................................    2,797     2,626
                                                      --------  --------
Excess of PBO Over Pension Plan Assets............... $   (401) $   (533)
                                                      ========  ========

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $401 million and $533 million at December 31, 2012 and 2011, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,797 million and $2,396 million, respectively, at December 31, 2012 and $2,626 million and $2,093 million, respectively, at December 31, 2011. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,761 million and $2,396 million, respectively, at December 31, 2012 and $2,593 million and $2,093 million, respectively, at December 31, 2011. The accumulated benefit obligation for all defined benefit pension plans was $2,761 million and $2,593 million at December 31, 2012 and 2011, respectively.

   The following table discloses the amounts included in AOCI at December 31, 2012 and 2011 that have not yet been recognized as components of net periodic pension cost:

                                            DECEMBER 31,
                                          -----------------
                                            2012     2011
                                          -------- --------
                                            (IN MILLIONS)
Unrecognized net actuarial (gain) loss... $  1,650 $  1,679
Unrecognized prior service cost (credit).        4        7
                                          -------- --------
 Total................................... $  1,654 $  1,686
                                          ======== ========

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $165 million and $1 million, respectively.

   The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2012 and 2011:

                                 DECEMBER 31,
                                 ------------
                                  2012   2011
                                 -----  -----
                                 (IN MILLIONS)
Fixed Maturities................  52.8%  52.4%
Equity Securities...............  36.5   36.3
Equity real estate..............   8.4    9.3
Cash and short-term investments.   2.3    2.0
                                 -----  -----
 Total.......................... 100.0% 100.0%
                                 =====  =====

   The primary investment objective of the qualified pension plan of AXA Equitable is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets for AXA Equitable's qualified pension plan are formalized by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. During 2012, AXA Equitable continued to implement an investment allocation strategy of the qualified defined benefit pension plan targeting 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

   In 2012, AXA Equitable's qualified pension plan continued to implement hedging strategies intended to lessen downside equity risk. These hedging programs were initiated during fourth quarter 2008 and currently utilize derivative instruments, principally exchange-traded options contracts that are managed in an effort to reduce the economic impact of unfavorable changes in the equity markets.

   The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2012 and 2011, respectively.

                                       LEVEL 1 LEVEL 2  LEVEL 3  TOTAL
DECEMBER 31, 2012:                     ------- -------- ------- --------
ASSET CATEGORIES                                 (IN MILLIONS)
Fixed Maturities:
 Corporate............................ $   --  $    849 $   --  $    849
 U.S. Treasury, government and agency.     --       410     --       410
 States and political subdivisions....     --        18     --        18
 Other structured debt................     --        --      5         5
Common and preferred equity...........    751        62     --       813
Mutual funds..........................     35        --     --        35
Private real estate investment funds..     --        --      3         3
Private real estate investment trusts.     --        11    197       208
Cash and cash equivalents.............     25        --     --        25
Short-term investments................     --        30     --        30
                                       ------  -------- ------  --------
 Total................................ $  811  $  1,380 $  205  $  2,396
                                       ======  ======== ======  ========

                                       Level 1 Level 2  Level 3  Total
December 31, 2011:                     ------- -------- ------- --------
Asset Categories                                 (In Millions)
Fixed Maturities:
 Corporate............................ $   --  $    797 $   --  $    797
 U.S. Treasury, government and agency.     --       275     --       275
 States and political subdivisions....     --        11     --        11
 Other structured debt................     --        --      6         6
Common and preferred equity...........    712         2     --       714
Mutual funds..........................     33        --     --        33
Private real estate investment funds..     --        --      4         4
Private investment trusts.............     --        29    183       212
Cash and cash equivalents.............      1         1     --         2
Short-term investments................      7        32     --        39
                                       ------  -------- ------  --------
 Total................................ $  753  $  1,147 $  193  $  2,093
                                       ======  ======== ======  ========

   At December 31, 2012, assets classified as Level 1, Level 2, and Level 3 comprise approximately 33.9%, 57.5% and 8.6%, respectively, of qualified pension plan assets. At December 31, 2011, assets classified as Level 1, Level 2 and Level 3 comprised approximately 36.0%, 54.8% and 9.2%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $3 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

   The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2012 and 2011, respectively.

                                                                       PRIVATE
                                                                     REAL ESTATE  PRIVATE
                                                         FIXED       INVESTMENT  INVESTMENT  COMMON
                                                     MATURITIES/(1)/    FUNDS      TRUSTS    EQUITY   TOTAL
                                                     --------------  ----------- ---------- -------  ------
                                                                          (IN MILLIONS)
Balance at January 1, 2012.......................... $            6  $        4  $     183  $    --  $  193
Actual return on plan assets:
 Relating to assets still held at December 31, 2012.             --          --         14       --      14
 Purchases/issues...................................             --          --         --       --      --
 Sales/settlements..................................             (1)         (1)        --       --      (2)
 Transfers into/out of Level 3......................             --          --         --       --      --
                                                     --------------  ----------  ---------  -------  ------
Balance at December 31, 2012........................ $            5  $        3  $     197  $    --  $  205
                                                     ==============  ==========  =========  =======  ======

Balance at January 1, 2011.......................... $            6  $       13  $     163  $    --  $  182
Actual return on plan assets:
 Relating to assets still held at December 31, 2011.             --           3         20       --      23
 Purchases/issues...................................             --          --         --        1       1
 Sales/settlements..................................             --         (12)        --       (1)    (13)
 Transfers into/out of Level 3......................             --          --         --       --      --
                                                     --------------  ----------  ---------  -------  ------
Balance at December 31, 2011........................ $            6  $        4  $     183  $    --  $  193
                                                     ==============  ==========  =========  =======  ======

  /(1)/Includes commercial mortgage- and asset-backed securities and other structured debt.

   The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits' obligations at December 31, 2012 and 2011 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2012 and 2011.

                                                                           2012  2011
                                                                           ----  ----

Discount rates:
 Benefit obligation....................................................... 3.50% 4.25%
 Periodic cost............................................................ 4.25% 5.25%

Rates of compensation increase:
 Benefit obligation and periodic cost..................................... 6.00% 6.00%

Expected long-term rates of return on pension plan assets (periodic cost). 6.75% 6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $12 million, $13 million and $14 million for 2012, 2011 and 2010, respectively.

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2013, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2012 and include benefits attributable to estimated future employee service.

                         PENSION
                        BENEFITS
                   --------------------
                      (IN MILLIONS)

2013.............. $                193
2014..............                  203
2015..............                  202
2016..............                  200
2017..............                  197
Years 2018 - 2022.                  936

   HEALTH PLANS

   The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Management, in consultation with its actuarial advisors in respect of the Plan, has concluded the Health Acts have no material impact on the calculations on future benefit levels due to the caps on the Company subsidy. Any increases in plan cost, including those associated under the Excise Tax on high cost plans, are anticipated to be passed on to retirees.

   Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy does not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

   Since December 31, 1999, AXA Financial, Inc. has legally assumed primary liability from AXA Equitable for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with these plans, as described in Note 11. In 2011, AXA Equitable eliminated any subsidy for retiree medical and dental coverage for individuals retiring on or after May 1, 2012 as well as a $10,000 retiree life insurance benefit for individuals retiring on or after January 1, 2012. As a result, the Company recognized a one-time reduction in benefits expense of approximately $37 million in 2011.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and financial professionals of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

   For 2012, 2011 and 2010, respectively, the Company recognized compensation costs of $194 million, $416 million and $199 million for share-based payment arrangements as further described herein.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance units under the AXA Performance Unit Plan (the "Performance Unit Plan").

   Performance Units. On March 16, 2012, under the terms of the AXA Performance Unit Plan 2012, AXA awarded approximately 2.3 million unearned performance units to employees of AXA Equitable. The extent to which 2012-2013 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled in cash on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 15, 2015. In 2012, the expense associated with the March 16, 2012 grant of performance units was approximately $11 million.

   On April 12, 2012, cash distributions of approximately $9 million were made to AXA Equitable active and former employees in settlement of 539,406 performance units, representing 50 percent of the number of performance units earned under the terms of the AXA Performance Unit Plan 2010. The remaining earned performance units vest with continued service to March 19, 2013, the third anniversary of the date of grant, with limited exception for retirement, death, or disability, and will be valued using the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars at the Euro to U.S. dollar exchange rate on March 18, 2013. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of that settlement.

   On March 18, 2011, under the terms of the AXA Performance Unit Plan 2011, AXA awarded approximately 1.8 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2011-2012 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 17, 2014. For 2012 and 2011, the Company recognized expenses associated with the March 18, 2011 grant of performance units of approximately $11 million and $2 million, respectively.

   On March 20, 2011, approximately 830,650 performance units earned under the AXA Performance Unit Plan 2009 were fully vested for total value of approximately $17 million. Distributions to participants were made on April 14, 2011, resulting in cash settlements of approximately 80% of these performance units for aggregate value of approximately $14 million and equity settlements of the remainder with approximately 163,866 restricted AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares were sourced from Treasury shares.

   On March 19, 2010, under the terms of the AXA Performance Unit Plan 2010, the AXA Board awarded approximately 1.6 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2010-2011 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group were achieved determines the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. Half of the performance units earned during this two-year cumulative performance period will vest and be settled on each of the second and third anniversaries of the award date. The price used to value the performance units at each settlement date will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 16, 2012 and March 18, 2013, respectively. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of the performance units that vest on the third anniversary of the grant date. For 2012, 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of performance units of approximately $620,000, $2 million and $8 million, respectively.

   On April 1, 2010, approximately 620,507 performance units earned under the AXA Performance Unit Plan 2008 were fully vested for total value of approximately $14 million. Distributions to participants were made on April 22, 2010, resulting in cash settlements of approximately 81.5% of these performance units for aggregate value of approximately $11 million and equity settlements of the remainder with approximately 114,757 AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares are subject to a non-transferability restriction for two years. These AXA ordinary shares were sourced from immediate exchange on a one-for-one basis of the 220,000 AXA ADRs for which AXA Financial Group paid $7 million in settlement on April 10, 2010 of a forward purchase contract entered into on June 16, 2008.

   For 2012, 2011 and 2010, the Company recognized compensation costs of $24 million, $2 million and $16 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2012 and 2011 was $58 million and $24 million, respectively. Approximately 4,968,118 outstanding performance units are at risk to achievement of 2012 performance criteria, primarily representing the grant of March 16, 2012 for which cumulative average 2012-2013 performance targets will determine the number of performance units earned and including one-half of the award granted on March 18, 2011.

   Option Plans. On March 16, 2012, approximately 900,790 options to purchase AXA ordinary shares were granted to AXA Equitable employees under the terms of the Stock Option Plan at an exercise price of 12.22 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 370,426 of the total options awarded on March 16, 2012 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 16, 2012 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.48 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 39.89%, a weighted average expected term of 5.6 years, an expected dividend yield of 7.54% and a risk-free interest rate of 1.8%. The total fair value of these options (net of expected forfeitures) of approximately $2 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2012, the expense associated with the March 16, 2012 grant of options was approximately $790,754.

   On March 18, 2011, approximately 2.4 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 14.73 euros. Approximately 2.3 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 154,711 have a four-year cliff vesting term. In addition, approximately 390,988 of the total options awarded on March 18, 2011 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 18, 2011 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.49 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 33.9%, a weighted average expected term of 6.4 years, an expected dividend yield of 7.0% and a risk-free interest rate of 3.13%. The total fair value of these options (net of expected forfeitures) of approximately $6 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2012 and 2011, the Company recognized expenses associated with the March 18, 2011 grant of options of approximately $1 million and $2 million, respectively.

   On March 19, 2010, approximately 2.3 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 15.43 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.1 million have a four-year cliff vesting term. In addition, approximately 0.4 million of the total options awarded on March 19, 2010 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 19, 2010 have a ten-year term. The weighted average grant date fair value per option award was estimated at $3.54 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 36.5%, a weighted average expected term of 6.4 years, an expected dividend yield of 6.98% and a risk-free interest rate of 2.66%. The total fair value of these options (net of expected forfeitures) of approximately $8 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2012, 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of options of approximately $662,000, $1 million and $3 million, respectively.

   The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

   A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2012 follows:

                                                                          Options Outstanding
                                             ---------------------------------------------------------------------------
                                                                                                  AllianceBernstein Holding
                                                  AXA Ordinary Shares          AXA ADRs/(3)/               Units
                                             ---------------------------   ---------------------- ----------------------
                                                              Weighted                   Weighted                 Weighted
                                                Number        Average         Number     Average     Number       Average
                                              Outstanding     Exercise      Outstanding  Exercise  Outstanding    Exercise
                                             (In Millions)     Price       (In Millions)  Price   (In Millions)    Price
                                             ------------- -------------   ------------- -------- -------------  --------

Options outstanding at January 1, 2012......        18.1   (Euro)  19.40           7.6   $  18.47         9.0    $  39.63
Options granted.............................         1.2   (Euro)  12.68            --   $     --         0.1    $  14.58
Options exercised...........................        (0.1)  (Euro)  10.09          (1.1)  $  12.04          --    $     --
Options forfeited, net......................        (1.1)  (Euro)  19.46          (1.5)  $  18.19          --    $     --
Options expired.............................          --              --            --         --        (0.5)   $  32.34
                                              ----------                    ----------              ---------
Options Outstanding at December 31, 2012....        18.1   (Euro)  21.00           5.0   $  20.01         8.6    $  39.77
                                              ==========   =============    ==========   ========   =========    ========
Aggregate Intrinsic Value/(1)/..............               (Euro) -- /(2)/               $    1.1                $ -- /(2)/
                                                           =============                 ========                ========
Weighted Average Remaining Contractual Term
  (in years)................................        5.17                          1.62                    5.8
                                              ==========                    ==========              =========
Options Exercisable at December 31, 2012....        12.8   (Euro)  23.94           5.0   $  20.03         4.2       33.85
                                              ==========   =============    ==========   ========   =========    ========
Aggregate Intrinsic Value/(1)/..............               (Euro) -- /(2)/               $    1.1                $ -- /(2)/
                                                           =============                 ========                ========
Weighted Average Remaining Contractual Term
  (in years)................................        4.06                          1.60                    5.7
                                              ==========                    ==========              =========

  /(1)/Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2012 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
  /(3)/AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity.

   Cash proceeds received from employee and financial professional exercises of stock options in 2012 was $14 million. The intrinsic value related to employee and financial professional exercises of stock options during 2012, 2011 and 2010 were $5 million, $3 million and $3 million, respectively, resulting in amounts currently deductible for tax purposes of $2 million, $1 million and $1 million, respectively, for the periods then ended. In 2012, 2011 and 2010, windfall tax benefits of approximately $2 million, $1 million and $1 million, respectively, resulted from employee and financial professional exercises of stock option awards.

   At December 31, 2012, AXA Financial held 534,628 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of approximately $25.22 per share, of which approximately 436,695 were designated to fund future exercises of outstanding stock options and approximately 97,933 were designated to fund restricted stock grants. The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2012, 2011 and 2010, respectively.

                                                          AXA Ordinary Shares     AllianceBernstein Holding Units
                                                      --------------------------  ------------------------------
                                                        2012      2011     2010     2012     2011       2010
                                                      --------  -------  -------  -------  -------  ------------
Dividend yield.......................................     7.54%    7.00%    6.98%    6.20%    5.40%  7.2 - 8.2%
Expected volatility..................................    39.89%   33.90%    36.5%   49.20%   47.30% 46.2 - 46.6%
Risk-free interest rates.............................     1.80%    3.13%    2.66%    0.70%     1.9%  2.2 - 2.3%
Expected life in years...............................      5.6      6.4      6.4      6.0      6.0       6.0
Weighted average fair value per option at grant date. $   2.48  $  2.49  $  3.54  $  3.67  $  5.98  $       6.18

   For 2012, 2011 and 2010, the Company recognized compensation costs for employee stock options of $9 million, $26 million, and $16 million, respectively. As of December 31, 2012, approximately $2 million of unrecognized compensation cost related to unvested employee and financial professional stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 0.8 years.

   Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   For 2012, 2011 and 2010, respectively, the Company recognized compensation costs of $13 million, $378 million and $149 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2012, approximately 19 million restricted shares and Holding units remain unvested. At December 31, 2012, approximately $61 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 4.0 years.

   The following table summarizes unvested restricted stock activity for 2012.

                                              WEIGHTED
                                  SHARES OF   AVERAGE
                                  RESTRICTED GRANT DATE
                                    STOCK    FAIR VALUE
                                  ---------- ----------
Unvested as of January 1, 2012...  243,572    $  30.22
Granted..........................   27,218    $  13.23
Vested...........................   93,789    $  30.93
Forfeited........................       --          --
                                   -------
Unvested as of December 31, 2012.  177,001    $  27.23
                                   =======

   Restricted stock vested in 2012, 2011 and 2010 had aggregate vesting date fair values of approximately $1 million, $2 million and $2 million, respectively.

   SARs. For 2012, 2011 and 2010, respectively, 352,158, 113,210 and 24,101
   Stock Appreciation Rights ("SARs") were granted to certain financial professionals of AXA Financial subsidiaries, each with a 4-year cliff-vesting schedule. These 2012, 2011 and 2010 awards entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over prices ranging from 10.05 -- 33.78 Euros, 10.71 -- 14.96 Euros and 15.43 Euros, respectively, as of the date of exercise. At December 31, 2012, 840,324 SARs were outstanding, having weighted average remaining contractual term of 7.0 years. The accrued value of SARs at December 31, 2012 and 2011 was $538,928 and $136,667, respectively, and recorded as liabilities in the consolidated balance sheets. For 2012, 2011 and 2010, the Company recorded compensation expense (credit) for SARs of $(402,262), $(87,759) and $(865,661), respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

   AXA Shareplan. In 2012, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2012. Eligible employees could reserve a share purchase during the reservation period from August 31, 2012 through September 17, 2012 and could cancel their reservation or elect to make a purchase for the first time during the retraction/subscription period from October 26, 2012 through October 31, 2012. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 24, 2012 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $12.29 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 17.19% formula discounted price of $12.71 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty two week period preceding the scheduled end date of AXA Shareplan 2012 which is July 2, 2017. All subscriptions became binding and irrevocable at October 31, 2012.

   The Company recognized compensation expense of $18 million in 2012, $9 million in 2011 and $17 million in 2010 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2012, 2011 and 2010 primarily invested under Investment Option B for the purchase of approximately 9 million, 9 million and 8 million AXA ordinary shares, respectively.

   AXA Miles Program. On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA ordinary shares ("AXA Miles") to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired. Half of each AXA Miles grant, or 25 AXA Miles, are further subject to vesting conditions based on achievement of improvements in specific AXA performance metrics. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect changes in respect of the expectation for meeting the predefined performance conditions. In 2012, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $537,914.

   On July 1, 2007, under the terms of the AXA Miles Program 2007, AXA granted 50 AXA Miles to every employee and eligible financial professionals of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2011 and 2010, respectively, the Company recognized compensation expense of approximately $1 million and $2 million in respect of this grant of AXA Miles.

   Stock Purchase Plans. On September 30, 2010, AXA Financial announced the rollout of a new stock purchase plan that offers eligible employees and financial professionals the opportunity to receive a 10% match on AXA ordinary share purchases. The first purchase date was November 11, 2010, after which purchases generally will be scheduled to occur at the end of each calendar quarter. The number of AXA ordinary shares reserved for purchase under the plan is 30,000,000. Compensation expense for 2012, 2011 and 2010 was $1 million, $1 million and $0 million, respectively.

   AllianceBernstein Long-term Incentive Compensation Plans. AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AllianceBernstein in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AllianceBernstein. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AllianceBernstein implemented changes to AllianceBernstein's employee long-term incentive compensation award. AllianceBernstein amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   As a result of this change, AllianceBernstein expensed in the fourth quarter all unamortized deferred incentive compensation awards from prior years and 100% of the expense associated with its 2011 deferred incentive compensation awards. The Company recorded a one-time, non-cash charge of $115 million, net of income taxes and noncontrolling interest in 2011.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, AllianceBernstein's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AllianceBernstein engages in open-market purchases of AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2012 and 2011, AllianceBernstein purchased 15.7 million and 13.5 million Holding units for $238 million and $221 million respectively. These amounts reflect open-market purchases of 12.3 million and 11.1 million Holding units for $182 million and $192 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   AllianceBernstein granted to employees and Eligible Directors 12.1 million (including 8.7 million restricted Holding units granted in January 2012 for 2011 year-end awards) and 1.7 million restricted Holding awards during 2012 and 2011, respectively. To fund these awards, AllianceBernstein allocated previously repurchased Holding units that had been held in the consolidated rabbi trust.

   The 2012 and 2011 long-term incentive compensation awards allowed most employees to allocate their award between restricted Holding units and deferred cash. As a result, 6.5 million restricted Holding unit awards for the December 2012 awards and 8.7 million restricted Holding unit awards for the December 2011 awards were awarded and allocated as such within the consolidated rabbi trust in January 2013 and 2012, respectively. There were approximately 17.9 million and 12.0 million unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2012 and January 31, 2013, respectively. The purchases and issuances of Holding units resulted in an increase of $60 million and $54 million in Capital in excess of par value during 2012 and 2011, respectively, with a corresponding decrease of $60 million and $54 million in Noncontrolling interest.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $147 million, $625 million (which includes the one-time, non-cash deferred compensation charge of $472 million) and $208 million for 2012, 2011 and 2010, respectively. The cost of the 2012 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and Eligible Directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly issued Holding units. As of December 31, 2012, 210,591 options to buy Holding units had been granted and 25 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 35 million Holding units were available for grant as of December 31, 2012.

   AXA Financial's Deregistration. In 2010, AXA voluntarily delisted the AXA ADRs from the New York Stock Exchange and filed to deregister and terminate its reporting obligation with the SEC. AXA's deregistration became effective in second quarter 2010. Following these actions, AXA ADRs continue to trade in the over-the-counter markets in the U.S. and be exchangeable into AXA ordinary shares on a one-to-one basis while AXA ordinary shares continue to trade on the Euronext Paris, the primary and most liquid market for AXA shares. Consequently, current holders of AXA ADRs may continue to hold or trade those shares, subject to existing transfer restrictions, if any. The terms and conditions of AXA Financial's share-based compensation programs generally were not impacted by the delisting and deregistration except that AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity of outstanding awards and new offerings are based on AXA ordinary shares. In addition, due to U.S. securities law restrictions, certain blackouts on option exercise occur each year when updated financial information for AXA is not available. Contributions to the AXA Financial Qualified and Non-Qualified Stock Purchase Plans were suspended and contributions to the AXA Equitable 401(k) Plan - AXA ADR Fund investment option were terminated coincident with AXA's delisting and deregistration. None of the modifications made to AXA Financial's share-based compensation programs as a result of AXA's delisting and deregistration resulted in recognition of additional compensation expense.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                 2012       2011      2010
                               --------  ---------  -------
                                       (IN MILLIONS)
Income tax (expense) benefit:
 Current (expense) benefit.... $   (233) $      40  $   (34)
 Deferred (expense) benefit...      391     (1,338)    (755)
                               --------  ---------  -------
Total......................... $    158  $  (1,298) $  (789)
                               ========  =========  =======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                               2012       2011       2010
                                             --------  ---------  ---------
                                                      (IN MILLIONS)
Expected income tax (expense) benefit....... $    (20) $  (1,443) $  (1,137)
Noncontrolling interest.....................       37        (36)        66
Separate Accounts investment activity.......       94         83         53
Non-taxable investment income (loss)........       24          8         15
Adjustment of tax audit reserves............       (2)        (7)       (13)
State income taxes..........................        7          7         (5)
AllianceBernstein Federal and foreign taxes.       10        (13)        (3)
Tax settlement..............................       --         84         99
ACMC conversion.............................       --         --        135
Other.......................................        8         19          1
                                             --------  ---------  ---------
Income tax (expense) benefit................ $    158  $  (1,298) $    (789)
                                             ========  =========  =========

   The Internal Revenue Service ("IRS") completed its examination of the Company's 2004 and 2005 Federal corporate income tax returns and issued its Revenue Agent's Report during the third quarter of 2011. The impact of these completed audits on the Company's financial statements and unrecognized tax benefits in 2011 was a tax benefit of $84 million.

   AXA Equitable recognized a tax benefit in 2010 of $99 million related to the settlement with the Appeals Office of the IRS of issues for the 1997-2003 tax years.

   Due to the conversion in 2010 of ACMC, Inc. from a corporation to a limited liability company, AXA Equitable recognized a tax benefit of $135 million primarily related to the release of state deferred taxes.

   On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. However, the Treasury 2012-2013 Priority Guidance Plan includes an item for guidance in the form of a revenue ruling rather than regulations with respect to the calculation of the Separate Account DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                       DECEMBER 31, 2012   December 31, 2011
                                       ------------------ -------------------
                                       ASSETS LIABILITIES Assets Liabilities
                                       ------ ----------- ------ ------------
                                                   (IN MILLIONS)
Compensation and related benefits..... $  207 $        -- $  248 $         --
Reserves and reinsurance..............     --       2,419     --        3,060
DAC...................................     --         960     --          891
Unrealized investment gains or losses.     --         739     --          418
Investments...........................     --       1,137     --        1,101
Alternative minimum tax credits.......    157          --    242           --
Other.................................     --          57     79           --
                                       ------ ----------- ------ ------------
Total................................. $  364 $     5,312 $  569 $      5,470
                                       ====== =========== ====== ============

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2012, $245 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $92 million would need to be provided if such earnings were remitted.

   At December 31, 2012, the total amount of unrecognized tax benefits was $678 million, of which $522 million would affect the effective rate and $156 million was temporary in nature. At December 31, 2011, the total amount of unrecognized tax benefits was $550 million, of which $478 million would affect the effective rate and $72 million was temporary in nature.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2012 and 2011 were $105 million and $97 million, respectively. For 2012, 2011 and 2010, respectively, there were $4 million, $14 million and $10 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                2012       2011      2010
                                             ----------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1,....................... $      453  $    434  $    577
Additions for tax positions of prior years..        740       337       168
Reductions for tax positions of prior years.       (620)     (235)     (266)
Additions for tax positions of current year.         --         1         1
Settlements with tax authorities............         --       (84)      (46)
                                             ----------  --------  --------
Balance at December 31,..................... $      573  $    453  $    434
                                             ==========  ========  ========

   In 2012, the Internal Revenue Service commenced the examination of the 2006 and 2007 tax years. An appeal of the 2004 and 2005 tax years is pending at the Appeals Office of the IRS. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of the IRS Appeals proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                                       DECEMBER 31,
                                                                             --------------------------------
                                                                                2012        2011       2010
                                                                             ----------  ---------  ---------
                                                                                       (IN MILLIONS)
Unrealized gains (losses) on investments.................................... $    1,352  $     772  $     406
Defined benefit pension plans...............................................     (1,056)    (1,082)    (1,008)
                                                                             ----------  ---------  ---------
Total accumulated other comprehensive income (loss).........................        296       (310)      (602)
                                                                             ----------  ---------  ---------
Less: Accumulated other comprehensive (income) loss attributable to
  noncontrolling interest...................................................         21         13         (8)
                                                                             ----------  ---------  ---------
Accumulated Other Comprehensive Income (Loss) Attributable to AXA Equitable. $      317  $    (297) $    (610)
                                                                             ==========  =========  =========

   The components of OCI for the past three years follow:

                                                                                                 2012     2011    2010
                                                                                               --------  ------  ------
                                                                                                     (IN MILLIONS)
Net unrealized gains (losses) on investments:
 Net unrealized gains (losses) arising during the year........................................ $  1,013  $  879  $  646
 (Gains) losses reclassified into net earnings (loss) during the year.........................       91      28     189
                                                                                               --------  ------  ------
Net unrealized gains (losses) on investments..................................................    1,104     907     835
Adjustments for policyholders liabilities, DAC, deferred income taxes and insurance liability
  loss recognition............................................................................     (524)   (541)   (376)
                                                                                               --------  ------  ------
Change in unrealized gains (losses), net of adjustments.......................................      580     366     459
Change in defined benefit pension plans.......................................................       26     (74)    (40)
                                                                                               --------  ------  ------
Total other comprehensive income (loss), net of income taxes..................................      606     292     419
Less: Other comprehensive (income) loss attributable to noncontrolling interest...............        8      21       7
                                                                                               --------  ------  ------
Other Comprehensive Income (Loss) Attributable to AXA Equitable............................... $    614  $  313  $  426
                                                                                               ========  ======  ======

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Debt Maturities

   At December 31, 2012, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2013 and 2014, $200 million for 2015 and $0 million thereafter.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2013 and the four successive years are $214 million, $208 million, $204 million, $199 million, $197 million and $1,409 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2013 and the four successive years is $22 million, $24 million, $24 million, $24 million, $25 million and $137 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2012 and 2011, respectively, AXA Equitable recorded $30 million and $55 million pre-tax charges related to severance and lease costs. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                  DECEMBER 31,
                            ------------------------
                              2012     2011    2010
                            --------  ------  ------
                                  (IN MILLIONS)
Balance, beginning of year. $     44  $   11  $   20
Additions..................       54      79      13
Cash payments..............      (46)    (43)    (17)
Other reductions...........       --      (3)     (5)
                            --------  ------  ------
Balance, End of Year....... $     52  $   44  $   11
                            ========  ======  ======

   During 2010, AllianceBernstein performed a comprehensive review of its real estate requirements in connection with its workforce reductions commencing in 2008. As a result, AllianceBernstein recorded a non-cash pre-tax charge of $102 million in 2010 that reflected the net present value of the difference between the amount of AllianceBernstein's ongoing contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space.

   During 2012, AllianceBernstein completed a comprehensive review of its worldwide office locations and initiated a space consolidation plan. As a result, AllianceBernstein recorded pre-tax real estate charges of $223 million that reflected the net present value of the difference between the amount of AllianceBernstein's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space offset by changes in estimates relating to previously recorded real estate charges.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2012, these arrangements include commitments by the Company to provide equity financing of $355 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2012. The Company had $328 million of commitments under existing mortgage loan agreements at December 31, 2012.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Arizona, a wholly-owned subsidiary of AXA Financial.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($9,635 million at December 31, 2012) and/or letters of credit ($2,626 million at December 31, 2012). Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   During 2009, AllianceBernstein entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2012, AllianceBernstein had funded $23 million of its revised commitment of $35 million.

   During 2010, as general partner of the AllianceBernstein U.S. Real Estate L.P. (the "Real Estate Fund"), AllianceBernstein committed to invest $25 million in the Real Estate Fund. As of December 31, 2012, AllianceBernstein had funded $9 million of this commitment.

   During 2012, AllianceBernstein entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2012, AllianceBernstein had funded $8 million of this commitment.

17)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("FMG LLC"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and FMG LLC for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In the amended complaint, plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses and reserves the right to seek punitive damages where applicable. In December 2011, AXA Equitable and FMG LLC filed a motion to dismiss the amended complaint. In May 2012, the Plaintiff voluntarily dismissed her claim under Section 26(f) seeking restitution and rescission under Section 47(b) of the 1940 Act. In September 2012, the Court denied the defendants' motion to dismiss as it related to the Section 36(b) claim and granted the defendants' motion as it related to the unjust enrichment claim.

   In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey entitled Sanford et al. v. FMG LLC. The lawsuit was filed derivatively on behalf of eight funds, four of which are named in the Sivolella lawsuit as well as four new funds, and seeks recovery under Section 36(b) of the Investment Company Act for alleged excessive fees paid to FMG LLC for investment management services. In light of the similarities of the allegations in the Sivolella and Sanford lawsuits, the parties and the Court agreed to consolidate the two lawsuits.

   INSURANCE REGULATORY MATTERS

   AXA Equitable is subject to various statutory and regulatory requirements concerning the payment of death benefits and the reporting and escheatment of unclaimed property, and is subject to audit and examination for compliance with these requirements. AXA Equitable, along with other life insurance industry companies, has been the subject of various inquiries regarding its death claim, escheatment, and unclaimed property procedures and is cooperating with these inquiries. For example, in June 2011, the New York State Attorney General's office issued a subpoena to AXA Equitable in connection with its investigation of industry escheatment and unclaimed property procedures. AXA Equitable is also under audit by a third party auditor acting on behalf of a number of U.S. state jurisdictions reviewing compliance with unclaimed property laws of those jurisdictions. In July 2011, AXA Equitable received a request from the NYSDFS to use data available on the U.S. Social Security Administration's Death Master File ("DMF") or similar database to identify instances where death benefits under life insurance policies, annuities and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. AXA Equitable has filed a number of reports with the NYSDFS related to its request. A number of life insurance industry companies have received a multistate targeted market conduct examination notice issued on behalf of various U.S. state insurance departments reviewing use of the DMF, claims processing and payments to beneficiaries. In December 2012, AXA Equitable received an examination notice on behalf of at least six insurance departments. The audits and related inquiries have resulted in the payment of death benefits and changes to AXA Equitable's relevant procedures. AXA Equitable expects it will also result in the reporting and escheatment of unclaimed death benefits, including potential interest on such payments, and the payment of examination costs. In addition, AXA Equitable, along with other life insurance industry companies, is subject to lawsuits that may be filed by state regulatory agencies or other litigants.

   ALLIANCEBERNSTEIN LITIGATION

   During first quarter 2012, AllianceBernstein received a legal letter of claim (the "Letter of Claim") sent on behalf of a former European pension fund client, alleging that AllianceBernstein Limited (a wholly-owned subsidiary of AllianceBernstein organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to AllianceBernstein's initial investment in and management of a (Pounds)500 million portfolio of U.S. mortgage-backed securities. The alleged damages range between $177 million and $234 million plus compound interest on an alleged $125 million of realized losses in the portfolio. AllianceBernstein believes that it has strong defenses to these claims, which are set forth in AllianceBernstein's October 12, 2012 response to the Letter of Claim, and will defend this matter vigorously.

           ---------------------------------------------------------

   In addition to the matters described above, a number of lawsuits, claims and assessments have been filed against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These matters involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, breach of fiduciary duties, mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers and asset managers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such matters. Some of these matters filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigation and regulatory matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations and regulatory matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent of the NYSDFS, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $469 million during 2013. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent of the NYSDFS who then has 30 days to disapprove the distribution. For 2012, 2011 and 2010, respectively, the Insurance Group's statutory net income (loss) totaled $602 million, $967 million and $(510) million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,178 million and $4,845 million at December 31, 2012 and 2011, respectively. In 2012, 2011 and 2010, respectively, AXA Equitable paid $362 million, $379 million and $300 million in shareholder dividends.

   At December 31, 2012, AXA Equitable, in accordance with various government and state regulations, had $81 million of securities on deposit with such government or state agencies.

   In fourth quarter 2008, AXA Equitable issued two $500 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the NYSDFS. Interest expense in 2013 will approximate $71 million.

   At December 31, 2012 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYSDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2012.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (j) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP and
   (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

   The following tables reconcile the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYSDFS laws and regulations with consolidated net earnings (loss) and equity attributable to AXA Equitable on a U.S. GAAP basis.

                                                                                    DECEMBER 31,
                                                                          --------------------------------
                                                                             2012        2011       2010
                                                                          ----------  ---------  ---------
                                                                                    (IN MILLIONS)
Net change in statutory surplus and capital stock........................ $       64  $     824  $     685
Change in AVR............................................................        269       (211)      (291)
                                                                          ----------  ---------  ---------
Net change in statutory surplus, capital stock and AVR...................        333        613        394
Adjustments:
 Future policy benefits and policyholders' account balances..............       (508)      (270)       (61)
 DAC.....................................................................        142     (2,861)       981
 Deferred income taxes...................................................        798     (1,272)    (1,089)
 Valuation of investments................................................       (377)        16        145
 Valuation of investment subsidiary......................................       (306)       590        366
 Increase (decrease) in the fair value of the reinsurance contract asset.        497      5,941      2,350
 Pension adjustment......................................................        (41)       111         56
 Premiums and benefits ceded to AXA Arizona..............................       (126)      (156)    (1,099)
 Shareholder dividends paid..............................................        362        379        300
 Changes in non-admitted assets..........................................       (489)      (154)       (64)
 Other, net..............................................................       (190)       (10)       (55)
                                                                          ----------  ---------  ---------
U.S. GAAP Net Earnings (Loss) Attributable to AXA Equitable.............. $       95  $   2,927  $   2,224
                                                                          ==========  =========  =========

                                                                        DECEMBER 31,
                                                             ---------------------------------
                                                                2012        2011        2010
                                                             ---------  -----------  ---------
                                                                       (IN MILLIONS)
Statutory surplus and capital stock......................... $   4,689  $     4,625  $   3,801
AVR.........................................................       489          220        431
                                                             ---------  -----------  ---------
Statutory surplus, capital stock and AVR....................     5,178        4,845      4,232
Adjustments:
 Future policy benefits and policyholders' account balances.    (3,642)      (2,456)    (2,015)
 DAC........................................................     3,728        3,545      6,503
 Deferred income taxes......................................    (5,330)      (5,357)    (4,117)
 Valuation of investments...................................     3,271        2,266      1,658
 Valuation of investment subsidiary.........................      (137)         231       (657)
 Fair value of reinsurance contracts........................    11,044       10,547      4,606
 Deferred cost of insurance ceded to AXA Arizona............     2,646        2,693      2,904
 Non-admitted assets........................................       467          510        761
 Issuance of surplus notes..................................    (1,525)      (1,525)    (1,525)
 Other, net.................................................      (264)        (459)      (521)
                                                             ---------  -----------  ---------
U.S. GAAP Total Equity Attributable to AXA Equitable........ $  15,436  $    14,840  $  11,829
                                                             =========  ===========  =========

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
   (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                               2012       2011        2010
                            ---------  ----------  ----------
                                      (IN MILLIONS)
SEGMENT REVENUES:
Insurance.................. $   6,443  $   15,140  $    8,511
Investment Management/(1)/.     2,738       2,750       2,959
Consolidation/elimination..       (21)        (18)        (29)
                            ---------  ----------  ----------
Total Revenues............. $   9,160  $   17,872  $   11,441
                            =========  ==========  ==========

  /(1)/Intersegment investment advisory and other fees of approximately $58 million, $56 million and $62 million for 2012, 2011 and 2010, respectively, are included in total revenues of the Investment Management segment.

                                                                             2012       2011       2010
                                                                          ---------  ----------  ---------
                                                                                   (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM CONTINUING OPERATIONS, BEFORE INCOME TAXES:
Insurance................................................................ $    (132) $    4,284  $   2,846
Investment Management/(2)/...............................................       190        (164)       400
Consolidation/elimination................................................        --           4          2
                                                                          ---------  ----------  ---------
Total Earnings (Loss) from Continuing Operations, before Income Taxes.... $      58  $    4,124  $   3,248
                                                                          =========  ==========  =========

  /(2)/Net of interest expenses incurred on securities borrowed.

                               DECEMBER 31,
                           --------------------
                              2012       2011
                           ---------  ---------
                               (IN MILLIONS)
SEGMENT ASSETS:
Insurance................. $ 164,201  $ 153,099
Investment Management.....    12,647     11,811
Consolidation/elimination.        (5)        (2)
                           ---------  ---------
Total Assets.............. $ 176,843  $ 164,908
                           =========  =========

   In accordance with SEC regulations, securities with a fair value of $1,509 million and $1,240 million have been segregated in a special reserve bank custody account at December 31, 2012 and 2011, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2012 and 2011 are summarized below:

                                                                                THREE MONTHS ENDED
                                                                  ---------------------------------------------
                                                                  MARCH 31  JUNE 30  SEPTEMBER 30   DECEMBER 31
                                                                  --------  -------- ------------  ------------
                                                                                  (IN MILLIONS)
2012
Total Revenues................................................... $   (952) $  6,475 $      1,728  $      1,909
                                                                  ========  ======== ============  ============
Earnings (Loss) from Continuing Operations, Net of Income Taxes,
  Attributable to AXA Equitable.................................. $ (1,635) $  2,421 $       (241) $       (450)
                                                                  ========  ======== ============  ============
Net Earnings (Loss), Attributable to AXA Equitable............... $ (1,635) $  2,421 $       (241) $       (450)
                                                                  ========  ======== ============  ============

2011
Total Revenues................................................... $  1,311  $  3,402 $     10,858  $      2,301
                                                                  ========  ======== ============  ============
Earnings (Loss) from Continuing Operations, Net of Income Taxes,
  Attributable to AXA Equitable.................................. $   (572) $    741 $      2,824  $        (66)
                                                                  ========  ======== ============  ============
Net Earnings (Loss), Attributable to AXA Equitable............... $   (572) $    741 $      2,824  $        (66)
                                                                  ========  ======== ============  ============

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

          (a) The following Financial Statements are included in Part B of the Registration Statement:

              The financial statements of AXA Equitable Life Insurance Company and Separate Account No. 45 and Separate Account No. 49 are included in the Statement of Additional Information.

          (b) Exhibits.

              The following exhibits correspond to those required by paragraph
              (b) of item 24 as to exhibits in Form N-4:

          1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, previously refiled with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

          2.  Not applicable.

          3.  (a)       Distribution and Servicing Agreement dated as of May 1,
                        1994, among Equico Securities, Inc.(now AXA Advisors,
                        LLC), Equitable and Equitable Variable incorporated herein by reference to Exhibit No. 1-A(8) to Registration Statement on Form S-6, (File
                        No. 333-17641), filed on December 11, 1996.

              (a)(i) Letter of Agreement for Distribution Agreement among The Equitable Life Assurance Society of the United States and EQ Financial Consultants, Inc. (now AXA Advisors, LLC), dated April 20, 1998, previously filed with this Registration Statement, (File No. 33-83750) on May 1, 1998.

              (b) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement (File No. 33-83750) on April 19, 2001.

              (c) Transition Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement (File No. 33-83750) on April 19, 2001.

              (d) Distribution Agreement, dated as of January 1, 1998 by and between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-64749) filed on August 5, 2011.

              (d)(i) First Amendment dated as of January 1, 2001 to the Distribution Agreement dated as of January 1, 1998 between The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life separate accounts and Equitable Distributors, Inc., incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-127445) filed on August 11, 2005.

              (d)(ii) Second Amendment dated as of January 1, 2012 to the Distribution Agreement dated as of January 1, 1998 between AXA Equitable Life Insurance Company and AXA Distributors LLC incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

              (e) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to
                        Exhibit 3(h) to the Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

              (e)(i) First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

              (e)(ii) Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4, (File No. 333-05593), filed April 24, 2012.

              (e)(iii) Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File
                        No. 333-127445), filed on August 11, 2005.

              (e)(iv) Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to
                        Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

              (e)(v) Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File
                        No. 333-05593), filed on April 24, 2012.

              (e)(vi) Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File
                        No. 333-05593), filed on April 24, 2012.

              (e)(vii) Seventh Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed on April 20, 2009.

              (e)(viii) Eighth Amendment dated as of November 1, 2008, to
                        General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(s), filed on April 20, 2009.

              (e)(ix) Ninth Amendment, dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

              (f) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit
                        No. 3.(i) to Registration Statement (File
                        No. 333-05593) on Form N-4, filed on April 20, 2005.

              (g) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incoporated herein by reference to Exhibit
                        No. 3.(j) to Registration Statement (File
                        No. 333-05593) on Form N-4, filed on April 20, 2005.

          4.  (a)       Form of group annuity contract no. 1050-94IC,
                        previously refiled electronically with this
                        Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (b) Forms of group annuity certificate nos. 94ICA and 94ICB, previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (c) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (d) Forms of data pages no. 94ICA/BIM (IRA) and (NQ), previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (e) Form of endorsement no. 95ENLCAI to contract no. 1050-94IC and data pages no. 94ICA/BLCA, previously refiled electronically with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (f) Forms of data pages for Rollover IRA, IRA Assured Payment Option, IRA Assured Payment Option Plus, Accumulator, Assured Growth Plan, Assured Growth Plan (Flexible Income Program), Assured Payment Plan (Period Certain) and Assured Payment Plan (Life with a Period Certain), previously filed with this Registration Statement No. 33-83750 on August 31, 1995.

              (g) Forms of data pages for Rollover IRA, IRA Assured Payment Option Plus and Accumulator, previously filed with this Registration Statement No. 33-83750 on April 23, 1996.

              (h) Form of Guaranteed Minimum Income Benefit Endorsement to Contract Form No. 10-50-94IC and the Certificates under the Contract, previously filed with this Registration Statement No. 33-83750 on April 23, 1996.

              (i) Form of data pages for Accumulator and Rollover IRA, previously filed with this Registration Statement No. 33-83750 on October 15, 1996.

              (j) Forms of data pages for Accumulator and Rollover IRA, previously filed with this Registration Statement
                        No. 33-83750 on April 30, 1997.

              (k) Forms of data pages for Accumulator and Rollover IRA, previously filed with this Registration Statement
                        No. 33-83750 on December 31, 1997.

              (l)       Form of endorsement No. 98 Roth to Contract Form
                        No. 1050-94IC and the Certificates under the Contract, previously filed with this Registration Statement
                        No. 33-83750 on December 31, 1997.

              (m) Form of data pages No. 94ICB and 94ICBMVA for Equitable Accumulator (IRA) Certificates, previously filed with this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (n) Form of data pages No. 94ICB and 94ICBMVA for Equitable Accumulator (NQ) Certificates, previously filed with this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (o) Form of data pages No. 94ICB and 94ICBMVA for Equitable Accumulator (QP) Certificates, previously filed with this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (p) Form of data pages No. 94ICB, 94ICBMVA and 94ICBLCA for Assured Payment Option Certificates, previously filed with this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (q) Form of data pages No. 94ICB, 94ICBMVA and 94ICBLCA for APO Plus Certificates, previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (r) Form of Endorsement applicable to Defined Benefit Qualified Plan Certificates No. 98ENDQPI, previously filed with this Registration Statement File
                        No. 33-83750 on May 1, 1998.

              (s) Form of Endorsement applicable to Non-Qualified Certificates No. 98ENJONQI, previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (t) Form of Endorsement applicable to Charitable Remainder Trusts No. 97ENCRTI, previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (u) Form of Guaranteed Interest Account endorsement no. 98ENGAIAII, and data pages 94ICA/B, incorporated herein by reference to Exhibit No. 4(r) to the Registration Statement on Form N-4 (File No. 333-05593) filed on
                        May 1, 1998.

              (v) Form of Equitable Accumulator TSA Data pages, previously filed with this Registration Statement File No. 33-83750 on May 22, 1998.

              (w) Form of Endorsement Applicable to TSA Data Certificates, incorporated by reference to Exhibit 4(t) to the Registration Statement on Form N-4 (File
                        No. 333-05593) filed on May 22, 1998.

              (x) Form of data pages for Equitable Accumulator (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on November 30, 1998.

              (y) Form of data pages (as revised) for Equitable Accumulator (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on December 28, 1998.

              (z)       Form of Endorsement No. 98ENIRAI-IM to Contract
                        No. 1050-94IC and the Certificates under the Contract, previously filed with this Registration Statement File No. 33-83750 on December 28, 1998.

              (a)(a)(i) Form of Data Pages for Equitable Accumulator Flexible
                        Premium IRA, previously filed with this Registration Statement File No. 33-83750 on April 30, 1999.

              (a)(a)(ii)Form of data pages for Equitable Accumulator Flexible
                        Premium Roth IRA, previously filed with this Registration Statement File No. 33-83750 on April 30, 1999.

              (b)(b) Form of data pages for Equitable Accumulator NQ, QP and TSA, previously filed with this Registration Statement File No. 33-83750 on April 30, 1999.

              (c)(c) Form of data pages for new version of Equitable Accumulator, previously filed with this Registration Statement File No. 33-83750 on Form N-4 on December 3, 1999.

              (d)(d) Form of endorsement (Form No. 2000ENIRAI-IM) to be used with IRA certificates previously filed with this Registration Statement File No. 33-83750 on Form N-4 on April 25, 2000.

              (e)(e) Form of Endorsement applicable to Roth IRA Contracts, Form No. IM-ROTHBCO-1 previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (f)(f) Revised Form of Endorsement applicable to IRA Certificates, Form No. 2000ENIRAI-IM previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (g)(g) Form of Endorsement applicable to Non-Qualified Certificates, Form No 99ENNQ-G previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (h)(h) Form of Optional Death Benefit Rider, Form No. 2000 PPDB previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (i)(i) Revised Form of Data Pages for Equitable Accumulator (Rollover IRA, Roth Conversion, NQ, QP-Defined Contribution, QP-Defined Benefit, TSA) previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (j)(j) Form of Amendment to Certificate Form No. 94ICB, Form No. 2000 BENE-G previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (k)(k) Form of Endorsement applicable to Non-Qualified Certificates previously filed with this Registration Statement File No. 33-83750 on April 25, 2001.

              (l)(l) Form of Endorsement applicable to non-qualified contract/certificates with beneficiary continuation option (No. 2002 NQBCO), incorporated herein by reference to Exhibit No. 4 (a)(c) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

              (m)(m) Form of Endorsement applicable to Termination of Guaranteed Minimum Death Benefits (Form No. 2012GMDB-BO-1), filed herewith.

          5.  (a)       Forms of application used with the IRA, NQ and Fixed
                        Annuity Markets, previously refiled electronically with this Registration Statement on Form N-4 (File
                        No. 33-83750) on February 27, 1998.

              (b)(i) Forms of Enrollment Form/Application for Rollover IRA, Choice Income Plan and Accumulator, previously filed with this Registration Statement No. 33-83750 on
                        April 23, 1996.

              (b)(ii) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ and QP), incorporated herein by reference to Exhibit No. 5(e) to the Registration Statement on Form N-4 (File No. 333-05593) filed on May 1, 1998.

              (c) Forms of Enrollment Form/Application for Accumulator and Rollover IRA, previously filed with this Registration Statement No. 33-83750 on April 30, 1997.

              (d) Forms of Enrollment Form/Application for Accumulator and Rollover IRA, previously filed with this Registration Statement No. 33-83750 on December 31, 1997.

              (e) Form of Enrollment Form/Application No. 126737 (5/98) for Equitable Accumulator (IRA, NQ and QP), previously filed with this Registration Statement on Form N-4 (File No. 33-83750) on February 27, 1998.

              (f) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on May 22, 1998.

              (g) Form of Enrollment Form/Application for Equitable Accumulator (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on November 30, 1998.

              (h) Form of Enrollment Form/Application for Equitable Accumulator (as revised) for (IRA, NQ, QP, and TSA), previously filed with this Registration Statement File No. 33-83750 on December 28, 1998.

              (i) Form of Enrollment Form/Application for Equitable Accumulator, previously filed with this Registration Statement File No. 33-83750 on Form N-4 on April 30, 1999.

          6.  (a)       Restated Charter of AXA Equitable, as amended August
                        31, 2010, incorporated herein by reference to Registration Statement to Form N-4, (File No.
                        333-05593), filed on April 24, 2012.

              (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File
                        No. 333-05593), filed on April 20, 2006.

          7. Form of Reinsurance Agreement between Reinsurance Company and the Equitable Life Assurance Society of the United States previously filed with this Registration Statement File No. 33-83750 on
              April 25, 2001.

          8.  (a)       Amended and Restated Participation Agreement among EQ
                        Advisors Trust, AXA Equitable Life Insurance Company
                        ("AXA Equitable"), AXA Distributors and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's
                        Trust Registration Statement on Form N-1A (File No.
                        333-17217 and 811-07953), filed on February 7, 2003.

              (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective

                        Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

              (a)(ii) Amendment No. 2, dated July 9, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

              (a)(iii) Amendment No. 3, dated October 1, 2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

              (a)(iv) Amendment No. 4, dated May 1, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

              (a)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

              (a)(vi) Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

              (a)(vii) Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

              (a)(viii) Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

              (a)(ix) Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

              (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

              (a)(xi) Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

              (a)(xii) Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

              (a)(xiii) Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

              (a)(xiv) Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

              (a)(xv) Amendment No. 15, dated June 7, 2011 , to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors and AXA Advisors dated July 15, 2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

              (a)(xvi) Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors dated
                        July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

           9. Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA

                        Equitable, as to the legality of the securities being registered, filed herewith.

          10. (a)       Consent of PricewaterhouseCoopers LLP, filed herewith.

              (b)       Powers of Attorney, filed herewith.

          11.  Not applicable.

          12.  Not applicable.

          13.  Not applicable.

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                AXA EQUITABLE
------------------              --------------------------
DIRECTORS

Henri de Castries               Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                   Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh            Director
113 Waterford Circle
Berwyn, PA 19312

Danny L. Hale                   Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton             Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Peter S. Kraus                  Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira               Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram Scott                   Director
Affinity Health Plans
2500 Halsey Street, #2
Bronx, NY 10461

Lorie A. Slutsky                Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan              Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                   Director, Chairman of the Board and
                                Chief Executive Officer

*Andrew J. McMahon              Director and President

OTHER OFFICERS

*Anders B. Malmstrom            Senior Executive Director
                                and Chief Financial Officer

*Andrea M. Nitzan               Executive Director
                                and Chief Accounting Officer

*Michael B. Healy       Executive Director
                        and Chief Information Officer

*Salvatore Piazzolla    Senior Executive and Chief Human Resources Officer

*Mary Fernald           Lead Director

*David Kam              Managing Director and Actuary

*Kevin E. Murray        Executive Director

*Anthony F. Recine      Managing Director, Chief Compliance
                        Officer and Deputy General Counsel

*Karen Field Hazin      Lead Director, Secretary and Associate
                        General Counsel

*Dave S. Hattem         Senior Executive Director and General Counsel

*Michel Perrin          Managing Director and Actuary

*Naomi J. Weinstein     Lead Director

*Charles A. Marino      Executive Director and Chief
                        Actuary

*Nicholas B. Lane       Senior Executive Director and
                        President, Retirement Savings

*Robert O. Wright, Jr.  Senior Executive Director and Head of Wealth
                        Management

*Amy J. Radin           Senior Executive Director and
                        Chief Marketing Officer

*Joshua E. Braverman    Senior Executive Director and Treasurer

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account No. 45 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         (a) The 2012 AXA Group Organization Charts are incorporated herein by reference to Exhibit 26 to Registration Statement (File
         No. 333-182903) on Form N-4, filed November 27, 2012.

         (b) The AXA Financial, Inc. - Subsidiary Organization Chart: Q4-2012 is incorporated herein by reference to Exhibit 26(b) to Registration Statement (File No. 333-186807) on Form N-4 filed February 22, 2013.

Item 27. Number of Contractowners

         As of March 31, 2013, there were 11,469 Qualified Contractowners and 6,666 Non-Qualified Contractowners of Contracts offered by the registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

                       The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

                7.4    Indemnification of Directors, Officers and Employees.
                       (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                       (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

                       (ii) any person made or threatened to be made a party to
                            any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                       (iii)the related expenses of any such person in any of
                            said categories may be advanced by the Company.

                       (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.721-726; Insurance Law ss.1216)

                       The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit on such policies is 100 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriter

                To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC has undertaken to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Advisors, LLC.

         (c)    Undertaking

                Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)AXA Advisors, LLC, an affiliate of AXA Equitable MONY Life Insurance Company and MONY Life Insurance Company of America, is the principal underwriter for Separate Accounts 45, 49, 70, 301, A, I and FP, EQ Advisors Trust and AXA Premier VIP Trust and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A, MONY America Variable Account L, MONY Variable Account S, and Keynote Series Account.

   The principal business address of AXA Advisors, LLC is 1290 Avenue of the Americas, NY, NY 10104.

(b)Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS               (AXA ADVISORS LLC)
------------------             --------------------------------------

*Andrew J. McMahon             Director, Chief Financial Protection & Wealth
                               Management Officer

*Christine Nigro               Senior Vice President and Divisional President

*Anders B. Malmstrom           Director

*Amy J. Radin                  Director

*Manish Agarwal                Director

*Nicholas B. Lane              Director and Chief Retirement Services Officer

*Robert O. Wright, Jr.         Director and Chairman of the Board

*Frank Massa                   President and Chief Operating Officer

*Philip Pescatore              Chief Risk Officer

*Susan La Vallee               Senior Vice President

*William Degnan                Senior Vice President

*David M. Kahal                Senior Vice President

*George Papazicos              Senior Vice President

*Vincent Parascandola          Senior Vice President, Divisional President and
                               Chief Sales Officer

*Mary Jean Bonadonna           Vice President and Broker-Dealer Chief
                               Compliance Officer

*Robert P. Walsh               Vice President and Chief Anti-Money
                               Laundering Officer

*Page Pennell                  Vice President

*Maurya Keating                Vice President, Chief Broker Dealer Counsel and
                               Acting Investments Advisors Chief Compliance
                               Officer

*Francesca Divone              Secretary

*Denise Tedeschi               Assistant Vice President and Assistant
                               Secretary

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS               (AXA DISTRIBUTORS, LLC)
------------------             --------------------------------------

*Nicholas B. Lane              Director, Chairman of the Board, President,
                               Chief Executive Officer and Chief Retirement
                               Savings Officer

*Andrew J. McMahon             Director and Chief Financial Protection
                               & Wealth Management Officer

*Michael P. McCarthy           Director, Senior Vice President and
                               National Sales Manager

*David Ciotta                  Senior Vice President

*Todd Solash                   Senior Vice President

*Nelida Garcia                 Senior Vice President

*Peter D. Golden               Senior Vice President

*Kevin M. Kennedy              Senior Vice President

*Harvey T. Fladeland           Senior Vice President

*Windy Lawrence                Senior Vice President

*Mark Teitelbaum               Senior Vice President

*Timothy P. O'Hara             Senior Vice President

*Michael Schumacher            Senior Vice President

*John C. Taroni                Vice President and Treasurer

*Nicholas Gismondi             Vice President and Chief Financial Officer

*Denise Tedeschi               Assistant Vice President and Assistant
                               Secretary

*Gregory Lashinsky             Assistant Vice President - Financial
                               Operations Principal

*Robert P. Walsh               Vice President and Chief AML Officer

*Francesca Divone              Secretary

(c)The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, NY 10104, 135 West 50th Street, New York, NY 10020, and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the individual annuity contracts and certificates AXA Equitable offers under a group annuity contract (collectively the "contracts") may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

AXA Equitable represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Contracts.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for efectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 24th day of April, 2013.

                                       SEPARATE ACCOUNT NO. 45 OF
                                       AXA EQUITABLE LIFE INSURANCE COMPANY
                                                  (Registrant)

                                       By:  AXA Equitable Life Insurance Company
                                                  (Depositor)

                                       By:  /s/ Dodie Kent
                                            ------------------------------------
                                            Dodie Kent
                                            Vice President and Associate
                                            General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New York, on this 24th day of April, 2013.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer
                               and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director and Chief Accounting Officer

*DIRECTORS:

Mark Pearson                Peter S. Kraus     Lorie A. Slutsky
Barbara Fallon-Walsh        Andrew J. McMahon  Richard C. Vaughan
Danny L. Hale               Bertram Scott

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      April 24, 2013

                                 EXHIBIT INDEX

EXHIBIT NO.                                                     TAG VALUE
-----------                                                     ----------

4(m)(m)      Endorsement applicable to Termination of
             Guaranteed Minimum Death
             Benefits (2012GMDB-BO-1)                           EX-99.4mm

9            Opinion and Consent of Counsel                     EX-99.9

10(a)        Consent of PricewaterhouseCoopers LLP              EX-99.10a

10(b)        Powers of Attorney                                 EX-99.10b